UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2016

Date of reporting period: December 31, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.7%

Consumer Discretionary — 13.1%
Amazon.com, Cl A*	20,040	$13,545
Autozone*	3,055	2,266
Bed Bath & Beyond*(A)	47,030	2,269
Best Buy (A)	100,149	3,049
Chipotle Mexican Grill, Cl A*(A)	10,547	5,061
Darden Restaurants	68,194	4,340
Delphi Automotive (A)	151,063	12,951
Dillard’s, Cl A (A)	75,372	4,953
Discovery Communications, Cl C*	365,202	9,210
Dollar General (A)	113,989	8,192
General Motors	1,089,580	37,057
Genuine Parts (A)	54,619	4,691
Goodyear Tire & Rubber (A)	169,492	5,537
Home Depot	94,901	12,551
John Wiley & Sons, Cl A	49,384	2,224
Kohl’s (A)	137,159	6,533
L Brands	181,315	17,374
Lear	24,681	3,031
Liberty Global, Cl A*	212,602	9,006
Liberty Interactive QVC Group, Cl A*	776,286	21,208
Lowe’s	96,869	7,366
Macy’s	304,962	10,668
Marriott International, Cl A (A)	48,727	3,267
Michael Kors Holdings*(A)	184,893	7,407
NetFlix*(A)	37,003	4,232
Nike, Cl B	335,482	20,968
Omnicom Group (A)	244,466	18,496
Restoration Hardware Holdings*(A)	25,852	2,054
Starbucks (A)	38,307	2,299
Starwood Hotels & Resorts Worldwide	35,750	2,477
Target, Cl A (A)	73,665	5,349
TJX (A)	50,220	3,561
Toyota Motor ADR (A)	24,415	3,004
Tribune Media, Cl A (A)	109,779	3,712
TripAdvisor*(A)	201,996	17,220
Viacom, Cl B (A)	213,022	8,768
Whirlpool	75,425	11,078

		316,974

Consumer Staples — 7.7%
Altria Group	108,232	6,300
Archer-Daniels-Midland	78,798	2,890
Bunge (A)	108,401	7,402
Constellation Brands, Cl A	24,607	3,505
Costco Wholesale (A)	23,444	3,786
CVS Health (A)	257,188	25,145
Dr Pepper Snapple Group	30,029	2,799
Hershey (A)	27,803	2,482
JM Smucker	120,539	14,867
Kimberly-Clark	177,366	22,579
Kroger (A)	188,073	7,867

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Philip Morris International	305,550	$26,861
Procter & Gamble	299,450	23,780
Tyson Foods, Cl A (A)	152,019	8,107
Walgreens Boots Alliance	69,738	5,939
Wal-Mart Stores (A)	373,168	22,875

		187,184

Energy — 5.0%
BP ADR (A)	266,662	8,336
Canadian Natural Resources	107,127	2,339
Chevron	226,291	20,357
Cimarex Energy	64,697	5,783
Concho Resources*	21,883	2,032
Devon Energy (A)	526,499	16,848
HollyFrontier	73,687	2,939
Marathon Petroleum (A)	212,679	11,025
Occidental Petroleum (A)	276,153	18,671
PBF Energy, Cl A (A)	181,055	6,665
Phillips 66	66,262	5,420
Royal Dutch Shell ADR, Cl A	59,456	2,722
Schlumberger, Cl A	39,515	2,756
Southwestern Energy, Cl A*(A)	383,115	2,724
Valero Energy	189,396	13,392

		122,009

Financials — 17.6%
Aflac	444,002	26,596
Allstate	40,474	2,513
American Financial Group	32,685	2,356
American International Group (A)	54,161	3,356
Ameriprise Financial	31,220	3,322
Assurant	100,480	8,093
Bank of America	1,311,774	22,077
Berkshire Hathaway, Cl B*	214,526	28,326
Capital One Financial (A)	116,537	8,412
Citigroup	772,163	39,959
Crown Castle International‡(A)	347,788	30,066
Cullen/Frost Bankers (A)	109,950	6,597
Discover Financial Services (A)	188,260	10,095
Equinix‡(A)	54,336	16,431
Everest Re Group	68,526	12,546
Goldman Sachs Group	8,683	1,565
Hatteras Financial‡(A)	293,878	3,865
Intercontinental Exchange	78,105	20,015
JPMorgan Chase	645,876	42,647
KKR (B)	217,237	3,387
Marsh & McLennan (A)	64,930	3,600
MetLife (A)	717,101	34,572
Moody’s (A)	158,023	15,856
PartnerRe*	16,758	2,342
Prudential Financial (A)	40,530	3,300
Reinsurance Group of America, Cl A	62,514	5,348

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Santander Consumer USA Holdings*	129,605	$2,054
State Street	142,261	9,441
T. Rowe Price Group	158,112	11,303
Travelers (A)	198,434	22,395
Unum Group (A)	190,933	6,356
Voya Financial	337,841	12,470
Wells Fargo (A)	132,175	7,185

		428,446

Health Care — 16.2%
Abbott Laboratories (A)	101,568	4,561
AbbVie	129,131	7,650
Aetna, Cl A (A)	85,108	9,202
Allergan*	76,171	23,803
AmerisourceBergen	214,907	22,288
Amgen, Cl A	89,115	14,466
Anthem (A)	59,518	8,299
Baxalta	96,032	3,748
Baxter International	131,895	5,032
Becton Dickinson (A)	18,334	2,825
Biogen*	133,315	40,841
C.R. Bard	38,513	7,296
Cardinal Health (A)	77,540	6,922
Celgene, Cl A*	144,100	17,257
Charles River Laboratories International*	26,690	2,146
Community Health Systems*(A)	227,258	6,029
Dentsply International (A)	38,415	2,338
Edwards Lifesciences, Cl A*	42,880	3,387
Gilead Sciences	299,030	30,259
HCA Holdings*	37,936	2,566
Jazz Pharmaceuticals*	16,006	2,250
Johnson & Johnson	272,668	28,008
McKesson (A)	49,147	9,693
Merck	313,203	16,543
Mettler Toledo International*(A)	7,339	2,489
Novo Nordisk ADR (A)	43,167	2,507
Perrigo	79,139	11,451
Pfizer	502,434	16,219
Quest Diagnostics	35,560	2,530
Teva Pharmaceutical Industries ADR	125,958	8,268
United Therapeutics*	133,802	20,955
UnitedHealth Group	257,876	30,336
Valeant Pharmaceuticals International*	100,755	10,242
Zoetis, Cl A	209,593	10,044

		392,450

Industrials — 7.1%
3M	36,906	5,559
AECOM*(A)	93,990	2,822
Alaska Air Group (A)	27,310	2,199
American Airlines Group (A)	123,936	5,249
Boeing (A)	22,644	3,274

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
C.H. Robinson Worldwide	35,034	$2,173
Caterpillar, Cl A (A)	65,408	4,445
Chicago Bridge & Iron (A)	105,793	4,125
Deere	30,005	2,288
Delta Air Lines, Cl A	650,048	32,951
Eaton (A)	242,381	12,613
General Dynamics	49,401	6,786
Huntington Ingalls Industries, Cl A	50,310	6,382
Lockheed Martin (A)	34,764	7,549
Northrop Grumman (A)	96,368	18,195
Oshkosh Truck (A)	82,416	3,217
Rockwell Collins (A)	25,630	2,366
Southwest Airlines, Cl A	114,227	4,919
Spirit AeroSystems Holdings, Cl A*	49,465	2,477
Triumph Group	252,731	10,046
Union Pacific	57,110	4,466
United Continental Holdings*(A)	145,461	8,335
WW Grainger (A)	93,469	18,936

		171,372

Information Technology — 22.1%
Alliance Data Systems*	60,424	16,711
Alphabet, Cl A*	58,921	45,841
Alphabet, Cl C*	14,792	11,225
Amdocs	132,826	7,248
Apple	287,704	30,284
Applied Materials	182,316	3,404
Arrow Electronics, Cl A*	26,440	1,433
Automatic Data Processing	188,963	16,009
Avnet	125,676	5,384
Baidu ADR*	44,091	8,335
Brocade Communications Systems (A)	402,460	3,695
CA (A)	43,400	1,239
Cisco Systems	836,381	22,712
Citrix Systems*(A)	30,587	2,314
Computer Sciences	10,700	350
CoreLogic*	20,500	694
eBay*	842,986	23,165
Electronic Arts*(A)	320,691	22,038
Facebook, Cl A*(A)	283,876	29,710
Hewlett Packard Enterprise	1,101,600	16,744
HP	382,489	4,529
IAC	34,611	2,078
Ingram Micro, Cl A (A)	135,931	4,130
Intel	415,569	14,316
International Business Machines (A)	108,433	14,923
Intuit	179,485	17,320
Lam Research	107,730	8,556
LinkedIn, Cl A*	16,333	3,676
Marvell Technology Group	253,791	2,238
MasterCard, Cl A (A)	201,423	19,611
Microchip Technology (A)	230,863	10,744

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Micron Technology*(A)	523,591	$7,414
Microsoft (A)	468,062	25,968
Mobileye*	48,977	2,071
NCR*(A)	462,476	11,312
NetApp (A)	532,404	14,125
PayPal Holdings*	305,761	11,069
Qualcomm	597,559	29,869
salesforce.com inc*(A)	125,132	9,810
Texas Instruments (A)	66,904	3,667
Visa, Cl A (A)	394,565	30,599
Western Digital	56,350	3,384
Workday, Cl A*(A)	84,302	6,717
Xerox	425,699	4,525
Yelp, Cl A*	82,838	2,386
Zynga, Cl A*	735,281	1,971

		535,543

Materials — 2.9%
Ball	47,396	3,447
Eastman Chemical (A)	136,174	9,193
Ecolab (A)	95,356	10,907
LyondellBasell Industries, Cl A (A)	117,880	10,244
Mosaic	284,843	7,859
Reliance Steel & Aluminum (A)	155,081	8,980
Rio Tinto ADR (A)	91,486	2,664
Sherwin-Williams, Cl A (A)	70,909	18,408

		71,702

Telecommunication Services — 1.5%
SBA Communications, Cl A*(A)	53,719	5,644
Verizon Communications	657,843	30,406

		36,050

Utilities — 1.5%
American Electric Power	100,661	5,865
Entergy (A)	109,151	7,462
Public Service Enterprise Group (A)	612,310	23,690

		37,017

Total Common Stock (Cost $2,062,751) ($ Thousands)		2,298,747

AFFILIATED PARTNERSHIP — 19.8%
SEI Liquidity Fund, L.P. 0.260% **†(C)	480,329,182	480,329

Total Affiliated Partnership (Cost $480,329) ($ Thousands)		480,329

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 5.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.230% **†	124,733,357	$124,733

Total Cash Equivalent (Cost $124,733) ($ Thousands)		124,733

	Face Amount ($ Thousands)
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills 0.072%, 02/04/16 (D)(E)	$3,630	3,630

Total U.S. Treasury Obligation (Cost $3,630) ($ Thousands)		3,630

Total Investments — 119.8% (Cost $2,671,443) ($ Thousands) @		$2,907,439

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)

December 31, 2015

A list of the open futures contracts held by the Fund at December 31, 2015 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	142	Mar-2016	$(82)
S&P Mid 400 Index E-MINI	11	Mar-2016	(13)

			$(95)

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,427,630 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $466,232 ($ Thousands).

(B)	Security is a Master Limited Partnership. At December 31, 2015, such securities amounted to $3,387 ($ Thousands), or 0.1% of Net Assets.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2015 was $480,329 ($ Thousands).

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $2,671,443 ($ Thousands), and the unrealized appreciation and depreciation were $341,075 ($ Thousands) and $(105,079) ($ Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,298,747	$—	$—	$2,298,747
Affiliated Partnership	—	480,329	—	480,329
Cash Equivalent	124,733	—	—	124,733
U.S. Treasury Obligation	—	3,630	—	3,630

Total Investments in Securities	$2,423,480	$483,959	$—	$2,907,439

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(95)	$—	$—	$(95)

Total Other Financial Instruments	$(95)	$—	$—	$(95)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2015, there were no Level 3 investments. Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 12/31/2015	Dividend Income
SEI Liquidity Fund, L.P.	$36,418	$659,182	$(215,271)	$480,329	$71
SEI Daily Income Trust, Prime Obligation Fund, Class A	189,621	119,747	(184,635)	124,733	20

Totals	$226,039	$778,929	$(399,906)	$605,062	$91

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 95.0%

Consumer Discretionary — 9.8%
Bed Bath & Beyond*	63,151	$3,047
Best Buy	35,610	1,084
Brinker International	29,783	1,428
Dillard’s, Cl A (A)	30,891	2,030
Dollar General	101,181	7,272
DSW, Cl A	56,766	1,354
Foot Locker, Cl A	33,019	2,149
General Motors	833,230	28,338
Goodyear Tire & Rubber	257,530	8,414
Kohl’s	173,679	8,272
Lear	71,442	8,775
Lowe’s	18,976	1,443
Macy’s	202,565	7,086
Michael Kors Holdings*	189,655	7,598
NVR*	3,746	6,155
Omnicom Group	138,909	10,510
Toyota Motor ADR (A)	74,939	9,220
Tribune Media, Cl A	116,503	3,939
Tupperware Brands	57,477	3,199
Viacom, Cl B	154,609	6,364
Whirlpool	22,510	3,306

		130,983

Consumer Staples — 5.7%
Bunge	135,724	9,267
CVS Health	105,638	10,328
Dr Pepper Snapple Group	13,100	1,221
Herbalife*(A)	22,796	1,222
Ingredion	32,300	3,096
JM Smucker	82,915	10,227
Kimberly-Clark	34,917	4,445
Kroger	34,541	1,445
Philip Morris International	268,847	23,634
Procter & Gamble	59,812	4,750
Tyson Foods, Cl A	34,171	1,822
Wal-Mart Stores	61,482	3,769

		75,226

Energy — 10.0%
Apache	68,619	3,052
BP ADR	286,037	8,942
Canadian Natural Resources (A)	157,915	3,447
Chevron	224,332	20,181
Cimarex Energy	66,099	5,908
Devon Energy	399,413	12,781
Dril-Quip*	29,414	1,742
Ensco, Cl A	196,952	3,031
Exxon Mobil	51,271	3,997
HollyFrontier	26,773	1,068

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Marathon Petroleum	188,683	$9,781
Noble (A)	136,579	1,441
Occidental Petroleum	246,918	16,694
Oceaneering International, Cl A	55,280	2,074
PBF Energy, Cl A	181,235	6,671
Phillips 66	49,413	4,042
Rowan, Cl A	119,840	2,031
Royal Dutch Shell ADR, Cl A	88,575	4,056
Schlumberger, Cl A	75,358	5,256
Southwestern Energy, Cl A*(A)	229,997	1,635
Tesoro	48,026	5,061
Valero Energy	147,600	10,437

		133,328

Financials — 25.2%
Aflac	135,950	8,143
Allstate	139,758	8,678
Ally Financial*	171,429	3,196
American International Group	199,414	12,358
Ameriprise Financial	37,175	3,956
Assurant	19,613	1,580
Bank of America	2,106,762	35,457
Berkshire Hathaway, Cl B*	30,008	3,962
Blackstone Group (B)	38,718	1,132
Capital One Financial	99,062	7,150
CIT Group	15,030	597
Citigroup	646,192	33,440
Cullen/Frost Bankers (A)	55,872	3,352
Discover Financial Services	70,319	3,771
Everest Re Group	56,336	10,315
Goldman Sachs Group	44,312	7,986
Hatteras Financial‡	563,820	7,414
Huntington Bancshares	418,270	4,626
Jones Lang LaSalle	9,259	1,480
JPMorgan Chase	568,238	37,521
KKR (B)	332,371	5,182
Lincoln National	61,435	3,088
Marsh & McLennan	208,591	11,566
MetLife	634,178	30,574
Mid-America Apartment Communities‡	14,098	1,280
Moody’s	35,230	3,535
PNC Financial Services Group	92,242	8,792
Prudential Financial	34,730	2,827
Reinsurance Group of America, Cl A	80,623	6,897
Santander Consumer USA Holdings*	219,314	3,476
State Street	172,300	11,434
SunTrust Banks	174,595	7,480
T. Rowe Price Group	98,536	7,044
Travelers	91,974	10,380
Two Harbors Investment‡	317,535	2,572
Unum Group	106,800	3,555

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Voya Financial	534,977	$19,746

		335,542

Health Care — 14.2%
Abbott Laboratories	70,933	3,186
AbbVie	72,100	4,271
Aetna, Cl A	12,311	1,331
AmerisourceBergen	81,651	8,468
Amgen, Cl A	78,878	12,804
Anthem	38,233	5,331
Baxalta	98,537	3,846
Baxter International	159,613	6,089
Becton Dickinson	41,966	6,467
Cardinal Health	98,440	8,788
Community Health Systems*	167,778	4,451
Dentsply International	60,600	3,687
Gilead Sciences	126,267	12,777
Johnson & Johnson	379,474	38,980
Laboratory Corp of America Holdings*	28,735	3,553
Mallinckrodt*	19,307	1,441
McKesson	28,460	5,613
Merck	148,077	7,821
Mylan*	39,962	2,161
Pfizer	580,137	18,727
Quest Diagnostics	112,919	8,033
Teva Pharmaceutical Industries ADR	125,812	8,258
United Therapeutics*	30,188	4,728
UnitedHealth Group	59,095	6,952
Valeant Pharmaceuticals International*	13,394	1,361

		189,124

Industrials — 9.9%
3M	30,888	4,653
AECOM*	107,165	3,218
Alaska Air Group	17,440	1,404
American Airlines Group	169,905	7,196
Boeing	10,922	1,579
Caterpillar, Cl A	124,286	8,446
Chicago Bridge & Iron (A)	118,682	4,627
Deere	16,095	1,228
Delta Air Lines, Cl A	267,446	13,557
Eaton	285,609	14,863
Emerson Electric	28,424	1,360
FedEx	81,971	12,213
General Dynamics	23,107	3,174
Huntington Ingalls Industries, Cl A	11,440	1,451
Illinois Tool Works	77,228	7,158
Jacobs Engineering Group*	31,998	1,342
Northrop Grumman	79,985	15,102
Oshkosh Truck	65,606	2,561

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Triumph Group	217,814	$8,658
United Continental Holdings*	45,993	2,635
WW Grainger (A)	75,643	15,325

		131,750

Information Technology — 10.4%
Amdocs	153,424	8,372
Applied Materials	233,933	4,368
Aspen Technology*	31,829	1,202
Automatic Data Processing	72,316	6,127
Cisco Systems	402,719	10,936
Flextronics International*	198,890	2,230
Harris	20,900	1,816
Hewlett Packard Enterprise	695,610	10,573
HP	300,913	3,563
Intel	528,314	18,200
International Business Machines	51,099	7,032
Jabil Circuit	57,961	1,350
Lam Research	84,423	6,705
Microchip Technology	201,748	9,389
Micron Technology*	429,924	6,088
NCR*(A)	282,473	6,909
NetApp	335,705	8,906
Qualcomm	177,828	8,889
Symantec, Cl A	413,184	8,677
VeriSign*(A)	43,413	3,793
Western Digital	36,917	2,217
Xerox	156,021	1,658

		139,000

Materials — 4.1%
Dow Chemical, Cl A	64,100	3,300
Eastman Chemical	172,574	11,651
International Paper	274,222	10,338
Louisiana-Pacific*	148,426	2,673
Mosaic	295,545	8,154
Owens-Illinois*	63,621	1,108
Reliance Steel & Aluminum	166,494	9,642
Rio Tinto ADR (A)	122,935	3,580
Sonoco Products	110,326	4,509

		54,955

Telecommunication Services — 2.0%
AT&T	59,080	2,033
China Mobile ADR	91,811	5,171
Verizon Communications	408,478	18,880

		26,084

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)

Utilities — 3.7%
AES	114,709	$1,098
AGL Resources	34,040	2,172
Ameren	36,600	1,582
American Electric Power	218,801	12,750
Edison International	151,485	8,969
Entergy	176,407	12,059
Public Service Enterprise Group	266,037	10,293

		48,923

Total Common Stock (Cost $1,178,310) ($ Thousands)		1,264,915

AFFILIATED PARTNERSHIP — 3.6%
SEI Liquidity Fund, L.P. 0.260%**†(C)	48,562,074	48,562

Total Affiliated Partnership (Cost $48,562) ($ Thousands)		48,562

CASH EQUIVALENT — 4.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.230%**†	64,794,092	64,794

Total Cash Equivalent (Cost $64,794) ($ Thousands)		64,794

	Face Amount ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.150%, 02/04/16 (D)(E)	$800	800

Total U.S. Treasury Obligation (Cost $800) ($ Thousands)		800

Total Investments — 103.6% (Cost $1,292,466) ($ Thousands) @		$1,379,071

A list of the open futures contracts held by the Fund at December 31, 2015 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	1	Mar-2016	$2
S&P 500 Index E-MINI	27	Mar-2016	43

			$45

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,331,058 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.

†	Investment in Affiliated Security.

††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $47,333 ($ Thousands).

(B)	Security is a Master Limited Partnership. At December 31, 2015, such securities amounted to $6,314 ($ Thousands), or 0.5% of Net Assets.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2015 was $48,562 ($ Thousands).

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $1,292,466 ($ Thousands), and the unrealized appreciation and depreciation were $157,845 ($ Thousands) and $(71,240) ($ Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,264,915	$—	$—	$1,264,915
Cash Equivalent	64,794	—	—	64,794
Affiliated Partnership	—	48,562	—	48,562
U.S. Treasury Obligation	—	800	—	800

Total Investments in Securities	$1,329,709	$49,362	$—	$1,379,071

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$45	$—	$—	$45

Total Other Financial Instruments	$45	$—	$—	$45

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund (Concluded)

December 31, 2015

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 12/31/2015	Dividend Income
SEI Liquidity Fund, L.P.	$33,726	$109,975	$(95,139)	$48,562	$73
SEI Daily Income Trust, Prime Obligation Fund, Class A	71,835	90,140	(97,181)	64,794	12

Totals	$105,561	$200,115	$(192,320)	$113,356	$85

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 96.1%

Consumer Discretionary — 17.7%
Amazon.com, Cl A*	43,631	$29,490
Autozone*	9,660	7,167
Carter’s	17,163	1,528
Chipotle Mexican Grill, Cl A*	24,694	11,849
Delphi Automotive	122,608	10,511
Discovery Communications, Cl C*	557,666	14,064
Domino’s Pizza	44,892	4,994
Genuine Parts	98,396	8,451
Home Depot	64,844	8,575
L Brands	280,976	26,923
Liberty Global, Cl A*	304,434	12,896
Liberty Interactive QVC Group, Cl A*	1,109,473	30,311
Marriott International, Cl A	59,830	4,011
NetFlix*	96,273	11,012
Nike, Cl B	600,118	37,507
Omnicom Group	38,989	2,950
Panera Bread, Cl A*	17,460	3,401
Polaris Industries	14,532	1,249
Restoration Hardware Holdings*	54,131	4,301
Starbucks	82,036	4,925
TJX	40,724	2,888
TripAdvisor*	396,174	33,774

		272,777

Consumer Staples — 7.3%
Anheuser-Busch InBev ADR	75,763	9,470
Clorox	72,533	9,199
Constellation Brands, Cl A	69,593	9,913
Costco Wholesale	89,182	14,403
CVS Health	79,326	7,756
Hershey	87,296	7,793
Kimberly-Clark	69,884	8,896
Mead Johnson Nutrition, Cl A	97,462	7,695
Philip Morris International	81,986	7,207
Walgreens Boots Alliance	349,771	29,785

		112,117

Energy — 0.1%
Concho Resources*	25,834	2,399

Financials — 8.3%
Berkshire Hathaway, Cl B*	135,031	17,830
Crown Castle International	508,105	43,926
Equinix‡	74,977	22,673
Factset Research Systems	8,964	1,457
Intercontinental Exchange	107,739	27,609

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Moody’s	137,691	$13,816

		127,311

Health Care — 19.2%
AbbVie	31,601	1,872
Allergan*	147,667	46,146
AmerisourceBergen	39,218	4,067
Biogen*	171,552	52,555
C.R. Bard	17,876	3,386
Cardinal Health	59,493	5,311
Celgene, Cl A*†	357,120	42,769
Dentsply International	204,072	12,418
Gilead Sciences	56,681	5,735
Illumina*	14,254	2,736
McKesson	31,196	6,153
Mettler Toledo International*	13,420	4,551
Novo Nordisk ADR	274,181	15,924
Perrigo	150,982	21,847
Sirona Dental Systems, Cl A*	92,970	10,187
United Therapeutics*	121,175	18,977
UnitedHealth Group	146,539	17,239
Valeant Pharmaceuticals International*	161,396	16,406
Vertex Pharmaceuticals*	59,712	7,514

		295,793

Industrials — 3.7%
Boeing	24,141	3,491
C.H. Robinson Worldwide	81,429	5,050
Copart*	38,862	1,477
Delta Air Lines, Cl A	312,994	15,866
Emerson Electric	52,057	2,490
JB Hunt Transport Services	19,440	1,426
Lockheed Martin	29,158	6,332
Robert Half International	27,493	1,296
Rockwell Collins	65,074	6,006
Toro	20,226	1,478
Union Pacific	139,888	10,939
United Continental Holdings*	32,256	1,848

		57,699

Information Technology — 36.9%
Alliance Data Systems*	81,332	22,494
Alphabet, Cl A*	89,988	70,011
Alphabet, Cl C*	33,904	25,729
Apple	365,344	38,456
Baidu ADR*	96,570	18,255
eBay*	946,179	26,001
Electronic Arts*	419,751	28,845
F5 Networks, Cl A*	24,131	2,340

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Facebook, Cl A*	507,260	$53,090
Gartner*	37,813	3,430
Intel	89,736	3,091
International Business Machines	78,457	10,797
Intuit	232,075	22,395
LinkedIn, Cl A*	31,979	7,198
MasterCard, Cl A	422,708	41,155
Microsoft	619,434	34,366
Mobileye*(A)	177,333	7,498
NXP Semiconductors*	39,000	3,286
Palo Alto Networks*	7,912	1,394
PayPal Holdings*	662,825	23,994
Qualcomm	605,575	30,270
salesforce.com inc*	198,850	15,590
Tencent Holdings ADR	277,562	5,446
Visa, Cl A	798,826	61,949
Workday, Cl A*	149,257	11,893

		568,973

Materials — 2.2%
Ball	26,997	1,964
Ecolab	96,367	11,022
Sherwin-Williams, Cl A	83,838	21,764

		34,750

Telecommunication Services — 0.7%
SBA Communications, Cl A*	98,562	10,356

Total Common Stock (Cost $1,228,064) ($ Thousands)		1,482,175

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, L.P. 0.260%**†(B)	7,865,383	7,865

Total Affiliated Partnership (Cost $7,865) ($ Thousands)		7,865

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.230%**†	67,282,922	$67,283

Total Cash Equivalent (Cost $67,283) ($ Thousands)		67,283

	Face Amount ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.110%, 02/04/16 (C)(D)	$1,696	1,696

Total U.S. Treasury Obligation (Cost $1,696) ($ Thousands)		1,696

Total Investments — 101.1% (Cost $1,304,908) ($ Thousands) @		$1,559,019

A list of the open futures contracts held by the Fund at December 31, 2015 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	19	Mar-2016	$26
S&P 500 Index E-MINI	292	Mar-2016	594

			$620

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,541,485 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.

†	Investment in Affiliated Security.

††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $7,496 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2015 was $7,865 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund (Concluded)

December 31, 2015

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $1,304,908 ($ Thousands), and the unrealized appreciation and depreciation were $293,621 ($ Thousands) and $(39,510) ($ Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,482,175	$—	$—	$1,482,175
Cash Equivalent	67,283	—	—	67,283
Affiliated Partnership	—	7,865	—	7,865
U.S. Treasury Obligation	—	1,696	—	1,696

Total Investments in Securities	$1,549,458	$9,561	$—	$1,559,019

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Unrealized Appreciation	$620	$—	$—	$620

Total Other Financial Instruments	$620	$—	$—	$620

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 12/31/2015	Dividend Income
SEI Liquidity Fund, L.P.	$5,199	$52,022	$(49,356)	$7,865	$10
SEI Daily Income Trust, Prime Obligation Fund, Class A	78,356	96,868	(107,941)	67,283	10

Totals	$83,555	$148,890	$(157,297)	$75,148	$20

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.8%

Consumer Discretionary — 13.2%
Amazon.com, Cl A*	46,718	$31,576
Autoliv (A)	54,911	6,851
Autozone*	1,380	1,024
Bed Bath & Beyond*	18,911	912
Best Buy	73,007	2,223
Chipotle Mexican Grill, Cl A*	5,263	2,525
Comcast, Cl A	81,471	4,597
Darden Restaurants	34,626	2,204
Delphi Automotive	183,109	15,698
Dick’s Sporting Goods	34,849	1,232
Discovery Communications, Cl C*	330,184	8,327
Dollar General	115,453	8,298
DSW, Cl A	212,191	5,063
Expedia	11,877	1,476
Foot Locker, Cl A	30,000	1,953
Ford Motor	320,828	4,520
GameStop, Cl A (A)	164,221	4,605
General Motors	1,100,511	37,428
Genuine Parts	2,400	206
Goodyear Tire & Rubber	165,439	5,405
Graham Holdings, Cl B	809	392
Groupon, Cl A*(A)	481,943	1,480
H&R Block	52,113	1,736
Harman International Industries, Cl A	20,969	1,976
Home Depot	150,216	19,866
Interpublic Group	55,709	1,297
Kohl’s	221,404	10,546
L Brands	177,912	17,048
Lear	115,549	14,193
Liberty Global, Cl A*	79,673	3,375
Liberty Interactive QVC Group, Cl A*	569,028	15,546
Lowe’s	115,125	8,754
Macy’s	86,900	3,040
Marriott International, Cl A	16,259	1,090
Michael Kors Holdings*	202,675	8,119
Murphy USA*	24,225	1,471
NetFlix*	92,024	10,526
Nike, Cl B	473,196	29,575
Omnicom Group	179,517	13,582
Priceline Group*	11,137	14,199
PulteGroup	83,146	1,482
Signet Jewelers	40,637	5,026
Starbucks	227,286	13,644
Starwood Hotels & Resorts Worldwide	45,113	3,125
Target, Cl A	21,414	1,555
TEGNA	153,973	3,929
Tempur-Pedic International*	21,091	1,486
Time Warner	41,985	2,715
Time Warner Cable, Cl A	59,984	11,132
TJX	84,954	6,024
Toyota Motor ADR (A)	49,304	6,066

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tribune Media, Cl A	176,578	$5,970
TripAdvisor*	243,544	20,762
Tupperware Brands	92,409	5,143
Under Armour, Cl A*	66,082	5,327
Viacom, Cl B	323,340	13,309
Vista Outdoor*	25,714	1,145
Walt Disney	114,940	12,078
Whirlpool	68,064	9,997
Wyndham Worldwide	55,235	4,013
Yum! Brands	14,297	1,044

		458,906

Consumer Staples — 8.6%
Altria Group	127,397	7,416
Anheuser-Busch InBev ADR	85,244	10,656
Archer-Daniels-Midland	171,955	6,307
Bunge	22,852	1,560
Clorox	61,354	7,782
Coca-Cola	84,125	3,614
Coca-Cola Enterprises	20,024	986
ConAgra Foods	73,874	3,115
Constellation Brands, Cl A	10,975	1,563
Costco Wholesale	141,604	22,869
CVS Health	260,343	25,454
Dr Pepper Snapple Group	25,908	2,415
Estee Lauder, Cl A	133,085	11,719
General Mills, Cl A	45,000	2,595
Hershey	3,593	321
Ingredion	22,400	2,147
JM Smucker	51,330	6,331
Kimberly-Clark	51,071	6,501
Kraft Heinz	13,143	956
Kroger	530,992	22,211
Mead Johnson Nutrition, Cl A	117,075	9,243
Mondelez International, Cl A	244,723	10,973
PepsiCo	3,825	382
Philip Morris International	311,948	27,423
Procter & Gamble	199,459	15,839
Reynolds American	242,984	11,214
SUPERVALU*	411,298	2,789
SYSCO, Cl A	224,792	9,216
Tyson Foods, Cl A	381,578	20,350
Walgreens Boots Alliance	299,929	25,540
Wal-Mart Stores	307,743	18,865
Whole Foods Market	7,400	248

		298,600

Energy — 5.3%
Apache	96,362	4,285
BP ADR	167,320	5,230
Canadian Natural Resources	145,881	3,185
Chevron	317,807	28,590

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cimarex Energy	11,833	$1,058
ConocoPhillips	191,078	8,921
Continental Resources, Cl A*(A)	173,553	3,988
Devon Energy	359,738	11,512
Ensco, Cl A	164,191	2,527
EOG Resources	184,119	13,034
Exxon Mobil	164,776	12,844
Halliburton	28,629	974
HollyFrontier	76,539	3,053
Marathon Oil	39,221	494
Marathon Petroleum	256,076	13,275
Newfield Exploration*	108,529	3,534
Noble (A)	505,399	5,332
Occidental Petroleum	76,372	5,163
PBF Energy, Cl A	308,492	11,356
Phillips 66	151,255	12,373
Royal Dutch Shell ADR, Cl A	219,515	10,052
Schlumberger, Cl A	25,263	1,762
Tesoro	20,299	2,139
Valero Energy	244,102	17,260
Western Refining	29,977	1,068
Williams	33,692	866

		183,875

Financials — 16.8%
Aflac	404,411	24,224
Allstate	59,438	3,691
American Financial Group	39,790	2,868
American International Group	427,771	26,509
Ameriprise Financial	82,444	8,774
Annaly Capital Management	194,329	1,823
Assurant	132,522	10,673
Assured Guaranty	176,126	4,655
Bank of America	2,177,912	36,654
Bank of New York Mellon	76,697	3,161
BB&T	21,661	819
Berkshire Hathaway, Cl B*	74,887	9,888
Blackstone Group (B)	41,025	1,200
Brandywine Realty Trust‡	101,137	1,382
Capital One Financial	123,682	8,927
CBL & Associates Properties‡	492,610	6,094
CBRE Group, Cl A*	87,805	3,036
Chubb	92,980	12,333
CIT Group	48,433	1,923
Citigroup	699,155	36,181
CME Group	87,815	7,956
Corrections Corp of America‡	92,133	2,441
Crown Castle International‡	321,932	27,831
Discover Financial Services	241,586	12,954
Equinix‡	48,540	14,679
Everest Re Group	57,218	10,476
Fifth Third Bancorp	478,279	9,613

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Four Corners Property Trust*‡	11,541	$279
Goldman Sachs Group	35,144	6,334
Hartford Financial Services Group	101,910	4,429
Hatteras Financial‡	249,539	3,281
Hospitality Properties Trust‡	55,114	1,441
Host Hotels & Resorts‡	157,788	2,420
Huntington Bancshares	321,477	3,556
Intercontinental Exchange	50,070	12,831
Invesco	30,497	1,021
JPMorgan Chase	597,379	39,445
KeyCorp	816,571	10,771
KKR (B)	756,191	11,789
Lincoln National	182,558	9,175
McGraw-Hill	110,000	10,844
MetLife	776,923	37,455
Moody’s	40,913	4,105
Nomura Holdings ADR	1,238,058	6,871
PartnerRe*	55,947	7,818
PNC Financial Services Group	130,957	12,482
Principal Financial Group, Cl A	25,255	1,136
Progressive	44,272	1,408
Prudential Financial	60,217	4,902
Public Storage‡	4,106	1,017
Regions Financial	507,300	4,870
Reinsurance Group of America, Cl A	80,696	6,904
RMR Group*	915	13
Santander Consumer USA Holdings*	612,276	9,705
Simon Property Group‡	6,723	1,307
Starwood Property Trust‡	49,310	1,014
State Street	134,576	8,930
SunTrust Banks	42,377	1,815
Travelers	120,419	13,591
Unum Group	110,928	3,693
US Bancorp	65,779	2,807
Validus Holdings	28,272	1,309
Voya Financial	307,545	11,351
Wells Fargo	525,725	28,578

		581,462

Health Care — 15.9%
Abbott Laboratories	149,725	6,724
AbbVie	242,768	14,382
Aetna, Cl A	102,433	11,075
Alexion Pharmaceuticals*	43,689	8,334
Allergan*	92,956	29,049
AmerisourceBergen	139,350	14,452
Amgen, Cl A	120,417	19,547
Anthem	114,452	15,959
Baxalta	185,045	7,222
Baxter International	163,331	6,231
Becton Dickinson	27,360	4,216
Biogen*	135,944	41,646

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bristol-Myers Squibb	51,513	$3,544
Cardinal Health	108,112	9,651
Celgene, Cl A*	328,637	39,358
Charles River Laboratories International*	27,872	2,241
Cigna	68,071	9,961
Community Health Systems*	557,296	14,785
DaVita HealthCare Partners*	91,254	6,361
Dentsply International	16,726	1,018
Edwards Lifesciences, Cl A*	60,638	4,789
Eli Lilly	51,961	4,378
Endo International*	46,213	2,829
Express Scripts Holding*	32,985	2,883
Gilead Sciences	237,585	24,041
HCA Holdings*	117,638	7,956
Health Net, Cl A*	67,176	4,599
Henry Schein*	1,000	158
Horizon Pharma*	171,746	3,722
Humana	58,717	10,482
Idexx Laboratories*	72,356	5,276
Illumina*	17,986	3,452
Insys Therapeutics*(A)	2,032	58
Intuitive Surgical*	5,233	2,858
Jazz Pharmaceuticals*	14,725	2,070
Johnson & Johnson	192,388	19,762
Mallinckrodt*	115,601	8,627
McKesson	63,426	12,510
Medivation*	42,485	2,054
Merck	392,639	20,739
Mylan*	129,761	7,016
Novo Nordisk ADR	219,181	12,730
Perrigo	76,647	11,091
Pfizer	706,138	22,794
PTC Therapeutics*	173,789	5,631
Quest Diagnostics	41,696	2,966
Shire ADR	56,337	11,549
Teva Pharmaceutical Industries ADR	236,610	15,531
United Therapeutics*	96,989	15,190
UnitedHealth Group	126,458	14,877
Valeant Pharmaceuticals International*	75,537	7,678
Vertex Pharmaceuticals*	34,415	4,330
Zimmer Biomet Holdings	37,448	3,842
Zoetis, Cl A	181,860	8,715

		552,939

Industrials — 7.8%
3M	22,380	3,371
AECOM*	199,759	5,999
AGCO	52,600	2,388
Alaska Air Group	181,446	14,608
American Airlines Group	327,560	13,872
Babcock & Wilcox, Cl W*	37,080	1,178
Boeing	6,915	1,000

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Caterpillar, Cl A	109,250	$7,425
Cummins	3,265	287
Danaher, Cl A	125,204	11,629
Deere	7,864	600
Delta Air Lines, Cl A	552,411	28,002
Eaton	278,426	14,489
FedEx	20,626	3,073
General Dynamics	19,797	2,719
General Electric	224,840	7,004
Huntington Ingalls Industries, Cl A	63,273	8,026
Illinois Tool Works	72,823	6,749
ITT	12,586	457
L-3 Communications Holdings	45,113	5,391
Lockheed Martin	35,370	7,681
ManpowerGroup	18,167	1,531
Masco	134,463	3,805
Northrop Grumman	138,279	26,109
Oshkosh Truck	149,355	5,831
Parker-Hannifin, Cl A	6,236	605
Pentair	3,198	158
Precision Castparts	5,500	1,276
Raytheon	135,818	16,913
Rockwell Collins	13,708	1,265
Roper Technologies	60,847	11,548
RR Donnelley & Sons	93,388	1,375
Southwest Airlines, Cl A	338,717	14,585
Spirit Airlines*	23,596	940
SPX FLOW*	209,578	5,849
Terex	272,752	5,041
Textron	103,496	4,348
Triumph Group	44,785	1,780
Union Pacific	68,461	5,354
United Continental Holdings*	171,581	9,832
Waste Management	18,232	973
WW Grainger (A)	33,846	6,857

		271,923

Information Technology — 21.7%
Accenture, Cl A	117,395	12,268
Adobe Systems*	172,703	16,224
Akamai Technologies*	12,058	635
Alliance Data Systems*	22,877	6,327
Alphabet, Cl A*	55,691	43,328
Alphabet, Cl C*	40,396	30,656
Amdocs	87,071	4,751
Amphenol, Cl A	195,242	10,198
Ansys*	62,424	5,774
Apple	486,325	51,191
Applied Materials	507,844	9,481
ARRIS Group*	83,005	2,537
Automatic Data Processing	88,408	7,490
Avago Technologies, Cl A	32,752	4,754

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avnet	36,856	$1,579
Baidu ADR*	69,149	13,072
Broadcom, Cl A	61,995	3,585
Brocade Communications Systems	555,975	5,104
CA	118,621	3,388
Cisco Systems	682,608	18,536
Citrix Systems*	27,835	2,106
Cognizant Technology Solutions, Cl A*	118,413	7,107
Computer Sciences	28,981	947
CoreLogic*	54,325	1,839
Corning, Cl B	215,764	3,944
CSRA	28,981	869
DST Systems	11,635	1,327
eBay*	723,825	19,891
Electronic Arts*	257,683	17,708
EMC	202,941	5,212
Facebook, Cl A*	331,333	34,677
Fidelity National Information Services, Cl B	64,209	3,891
First Solar*	36,075	2,381
Fiserv, Cl A*	42,046	3,846
Genpact*	160,287	4,004
Harris	25,220	2,192
Hewlett Packard Enterprise	367,694	5,589
HP	272,357	3,225
Ingram Micro, Cl A	180,237	5,476
Intel	570,596	19,657
International Business Machines	126,700	17,436
Intuit	156,005	15,054
Juniper Networks	49,241	1,359
Lam Research	9,627	765
Lexmark International, Cl A	23,673	768
LinkedIn, Cl A*	28,096	6,324
Marvell Technology Group	929,595	8,199
MasterCard, Cl A	394,592	38,417
Microchip Technology	118,526	5,516
Microsoft	625,196	34,686
NCR*	384,559	9,406
NetApp	604,123	16,027
NXP Semiconductors*	63,779	5,373
Oracle, Cl B	334,529	12,220
Paychex	28,044	1,483
PayPal Holdings*	342,300	12,391
Qualcomm	791,455	39,561
Red Hat*	1,214	101
salesforce.com inc*	138,670	10,872
Seagate Technology	164,509	6,031
Skyworks Solutions	51,453	3,953
Symantec, Cl A	104,714	2,199
Tech Data*	22,300	1,480
Tencent Holdings ADR	335,346	6,580
Texas Instruments	259,210	14,207
VeriSign*(A)	91,384	7,983

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Visa, Cl A	556,476	$43,155
Vishay Intertechnology	88,686	1,069
Western Digital	185,066	11,113
Western Union	82,711	1,481
Workday, Cl A*	83,169	6,627
Xerox	526,275	5,594
Yahoo!*	73,377	2,441
Yelp, Cl A*	145,531	4,191
Zynga, Cl A*	784,303	2,102

		752,930

Materials — 3.1%
Cabot	99,097	4,051
Celanese, Ser A	28,298	1,905
CF Industries Holdings	109,480	4,468
Domtar	54,351	2,008
Dow Chemical, Cl A	265,094	13,647
Eastman Chemical	128,642	8,685
Ecolab	48,941	5,598
Freeport-McMoRan, Cl B*	1,014,442	6,868
International Paper	61,040	2,301
Louisiana-Pacific*	194,078	3,496
LyondellBasell Industries, Cl A	192,397	16,719
Mosaic	73,820	2,037
Reliance Steel & Aluminum	130,638	7,565
Rio Tinto ADR (A)	469,216	13,664
Sealed Air	22,988	1,025
Sherwin-Williams, Cl A	32,923	8,547
Steel Dynamics	169,960	3,037
WestRock	60,723	2,770

		108,391

Telecommunication Services — 0.8%
AT&T	399,179	13,736
China Mobile ADR	111,297	6,269
Verizon Communications	194,379	8,984

		28,989

Utilities — 1.6%
Ameren	113,300	4,898
American Electric Power	179,636	10,467
DTE Energy	10,523	844
Edison International	234,583	13,890
Entergy	87,753	5,999
Exelon	458,630	12,736
Public Service Enterprise Group	158,869	6,146

		54,980

Total Common Stock (Cost $2,174,776) ($ Thousands)		3,292,995

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Continued)

December 31, 2015

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%

United States — 0.0%
Safeway CVR - Casa Ley*	108	$110
Safeway CVR - PDC*	108	5

Total Rights (Cost $—) ($ Thousands)		115

	Shares

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P. 0.260%**† (C)	53,106,952	53,107

Total Affiliated Partnership (Cost $53,107) ($ Thousands)		53,107

CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.230%**†	174,496,819	174,497

Total Cash Equivalent (Cost $174,497) ($ Thousands)		174,497

	Face Amount ($ Thousands)

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.104%, 02/04/16 (D)(E)	$3,747	3,746
0.072%, 02/18/16 (D)(E)	40	40

Total U.S. Treasury Obligations (Cost $3,787) ($ Thousands)		3,786

Total Investments — 101.5% (Cost $2,406,167) ($ Thousands) @		$3,524,500

A list of the open futures contracts held by the Fund at December 31, 2015 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	143	Mar-2016	$60
S&P Mid 400 Index E-MINI	10	Mar-2016	1

			$61

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $3,473,209 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.
†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $51,728 ($ Thousands).

(B)	Security is a Master Limited Partnership. At December 31, 2015, such securities amounted to $12,989 ($ Thousands), or 0.4% of Net Assets.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2015 was $53,107 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $2,406,167 ($ Thousands), and the unrealized appreciation and depreciation were $1,147,257 ($ Thousands) and $(28,924) ($ Thousands), respectively.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Concluded)

December 31, 2015

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,292,995	$—	$—	$3,292,995
Cash Equivalent	174,497	—	—	174,497
Affiliated Partnership	—	53,107	—	53,107
U.S. Treasury Obligations	—	3,786	—	3,786
Rights	—	—	115	115

Total Investments in Securities	$3,467,492	$56,893	$115	$3,524,500

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$61	$—	$—	$61

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Other Financial Instruments	$61	$—	$—	$61

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 12/31/2015	Dividend Income
SEI Liquidity Fund, L.P.	$41,280	$115,895	$(104,068)	$53,107	$171
SEI Daily Income Trust, Prime Obligation Fund, Class A	188,812	287,921	(302,236)	174,497	34

Totals	$230,092	$403,816	$(406,304)	$227,604	$205

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.3%

Consumer Discretionary — 12.7%
Advance Auto Parts	2,700	$406
Amazon.com, Cl A*	14,104	9,533
Autonation*	2,926	175
Autozone*	1,094	812
Bed Bath & Beyond*	6,333	306
Best Buy	9,854	300
BorgWarner	8,300	359
Cablevision Systems, Cl A	8,300	265
CarMax*	7,600	410
Carnival	16,984	925
CBS, Cl B	15,895	749
Chipotle Mexican Grill, Cl A*	1,104	530
Coach	10,319	338
Comcast, Cl A	89,748	5,064
Darden Restaurants	4,318	275
Delphi Automotive	10,400	892
Discovery Communications, Cl A*	5,600	149
Discovery Communications, Cl C*	9,400	237
Dollar General	10,800	776
Dollar Tree*	8,554	661
DR Horton	11,958	383
Expedia	4,355	541
Ford Motor	142,737	2,011
Fossil Group*	1,300	48
GameStop, Cl A (A)	4,000	112
Gap (A)	8,931	221
Garmin	4,505	167
General Motors	51,913	1,766
Genuine Parts	5,636	484
Goodyear Tire & Rubber	9,893	323
H&R Block	8,813	294
Hanesbrands	14,900	438
Harley-Davidson, Cl A	7,008	318
Harman International Industries, Cl A	2,605	245
Hasbro	4,196	283
Home Depot	46,209	6,111
Interpublic Group	15,201	354
Johnson Controls	23,961	946
Kohl’s	7,256	346
L Brands	9,427	903
Leggett & Platt	5,159	217
Lennar, Cl A	6,316	309
Lowe’s	33,149	2,521
Macy’s	11,464	401
Marriott International, Cl A	7,256	486
Mattel	12,531	340
McDonald’s	33,383	3,944
Michael Kors Holdings*	7,100	284
Mohawk Industries*	2,300	436
NetFlix*	15,600	1,784
Newell Rubbermaid, Cl B	9,756	430

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
News, Cl A	14,075	$188
News, Cl B	4,000	56
Nike, Cl B	49,594	3,100
Nordstrom (A)	5,207	259
Omnicom Group	8,904	674
O’Reilly Automotive*	3,600	912
Priceline Group*	1,757	2,240
PulteGroup	12,099	216
PVH	3,100	228
Ralph Lauren, Cl A	2,205	246
Ross Stores	15,136	814
Royal Caribbean Cruises	6,300	638
Scripps Networks Interactive, Cl A	3,500	193
Signet Jewelers	2,900	359
Staples	23,636	224
Starbucks	54,334	3,262
Starwood Hotels & Resorts Worldwide	6,335	439
Target, Cl A	22,628	1,643
TEGNA	8,447	216
Tiffany	4,178	319
Time Warner	29,325	1,896
Time Warner Cable, Cl A	10,387	1,928
TJX	24,743	1,754
Tractor Supply	5,000	427
TripAdvisor*	4,155	354
Twenty-First Century Fox, Cl A	45,559	1,237
Twenty-First Century Fox, Cl B	15,800	430
Under Armour, Cl A*	6,605	532
Urban Outfitters*	3,400	77
VF	12,465	776
Viacom, Cl B	12,701	523
Walt Disney	55,444	5,826
Whirlpool	2,905	427
Wyndham Worldwide	4,402	320
Wynn Resorts (A)	3,000	208
Yum! Brands	15,770	1,152

		84,701

Consumer Staples — 9.9%
Altria Group	71,873	4,184
Archer-Daniels-Midland	22,275	817
Brown-Forman, Cl B	3,396	337
Campbell Soup	6,584	346
Church & Dwight	4,800	407
Clorox	4,742	601
Coca-Cola	143,449	6,163
Coca-Cola Enterprises	7,717	380
Colgate-Palmolive	32,995	2,198
Conagra Foods	15,765	665
Constellation Brands, Cl A	6,300	897
Costco Wholesale	16,118	2,603

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CVS Health	40,252	$3,935
Dr Pepper Snapple Group	7,000	652
Estee Lauder, Cl A	8,300	731
General Mills, Cl A	21,886	1,262
Hershey	5,412	483
Hormel Foods	5,004	396
JM Smucker	4,453	549
Kellogg	9,267	670
Keurig Green Mountain	4,200	378
Kimberly-Clark	13,303	1,694
Kraft Heinz	21,808	1,587
Kroger	35,536	1,486
McCormick	4,266	365
Mead Johnson Nutrition, Cl A	6,834	540
Molson Coors Brewing, Cl B	5,751	540
Mondelez International, Cl A	58,320	2,615
Monster Beverage*	5,600	834
PepsiCo	53,507	5,346
Philip Morris International	56,787	4,992
Procter & Gamble	99,931	7,936
Reynolds American	30,342	1,400
SYSCO, Cl A	19,220	788
Tyson Foods, Cl A	10,803	576
Walgreens Boots Alliance	32,057	2,730
Wal-Mart Stores	57,761	3,541
Whole Foods Market	12,409	416

		66,040

Energy — 6.4%
Anadarko Petroleum, Cl A	18,585	903
Apache	13,800	614
Baker Hughes	15,949	736
Cabot Oil & Gas	15,413	273
Cameron International*	7,000	442
Chesapeake Energy* (A)	19,222	86
Chevron	68,900	6,198
Cimarex Energy	3,504	313
Columbia Pipeline Group	14,392	288
ConocoPhillips	45,160	2,109
Consol Energy (A)	8,300	66
Devon Energy	14,113	452
Diamond Offshore Drilling	2,500	53
Ensco, Cl A	8,800	135
EOG Resources	20,097	1,423
EQT	5,705	297
Exxon Mobil	152,246	11,868
FMC Technologies*	8,500	247
Halliburton	31,242	1,063
Helmerich & Payne (A)	4,005	214
Hess	8,775	425
Kinder Morgan	65,782	981

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marathon Oil	24,756	$312
Marathon Petroleum	19,664	1,019
Murphy Oil	6,172	139
National Oilwell Varco, Cl A	14,068	471
Newfield Exploration*	6,000	195
Noble Energy	15,500	510
Occidental Petroleum	27,964	1,891
Oneok	7,709	190
Phillips 66	17,575	1,438
Pioneer Natural Resources	5,504	690
Range Resources (A)	6,300	155
Schlumberger, Cl A	46,360	3,234
Southwestern Energy, Cl A*	13,900	99
Spectra Energy	24,561	588
Tesoro	4,500	474
Transocean* (A)	12,800	158
Valero Energy	17,608	1,245
Williams	24,969	642

		42,636

Financials — 16.2%
ACE	11,805	1,379
Affiliated Managers Group*	2,000	320
Aflac	15,717	941
Allstate	14,159	879
American Express	30,728	2,137
American International Group	44,830	2,778
American Tower, Cl A‡	15,500	1,503
Ameriprise Financial	6,484	690
Aon	9,729	897
Apartment Investment & Management, Cl A‡	5,839	234
Assurant	2,505	202
AvalonBay Communities‡	4,908	904
Bank of America	379,845	6,393
Bank of New York Mellon	39,299	1,620
BB&T	28,506	1,078
Berkshire Hathaway, Cl B*	68,469	9,041
BlackRock	4,661	1,587
Boston Properties‡	5,600	714
Capital One Financial	19,466	1,405
CBRE Group, Cl A*	10,609	367
Charles Schwab	43,836	1,444
Chubb	8,356	1,108
Cincinnati Financial	5,483	324
Citigroup	109,451	5,664
CME Group	12,340	1,118
Comerica	6,592	276
Crown Castle International‡	12,204	1,055
Discover Financial Services	15,930	854
E*Trade Financial*	10,852	322
Equinix‡	2,156	652

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Equity Residential‡	13,344	$1,089
Essex Property Trust‡	2,400	575
Fifth Third Bancorp	29,411	591
Franklin Resources	12,950	477
General Growth Properties‡	21,400	582
Goldman Sachs Group	14,565	2,625
Hartford Financial Services Group	15,186	660
HCP‡	16,900	646
Host Hotels & Resorts‡	27,474	421
Huntington Bancshares	30,114	333
Intercontinental Exchange	4,081	1,046
Invesco	15,700	526
Iron Mountain‡	7,238	195
JPMorgan Chase	134,500	8,881
KeyCorp	30,683	405
Kimco Realty‡	15,413	408
Legg Mason	4,105	161
Leucadia National	12,713	221
Lincoln National	9,298	467
Loews	10,462	402
M&T Bank	5,825	706
Macerich‡	4,904	396
Marsh & McLennan	19,359	1,073
McGraw-Hill	10,021	988
MetLife	40,939	1,974
Moody’s	6,408	643
Morgan Stanley	55,761	1,774
Nasdaq, Cl A	4,400	256
Navient	13,843	159
Northern Trust	8,009	577
People’s United Financial	11,600	187
Plum Creek Timber‡	6,535	312
PNC Financial Services Group	18,784	1,790
Principal Financial Group, Cl A	10,057	452
Progressive	21,385	680
ProLogis‡	19,200	824
Prudential Financial	16,466	1,340
Public Storage‡	5,333	1,321
Realty Income‡	9,100	470
Regions Financial	48,463	465
Simon Property Group‡	11,306	2,198
SL Green Realty‡	3,700	418
State Street	14,891	988
SunTrust Banks	18,996	814
Synchrony Financial*	30,563	929
T. Rowe Price Group	9,408	673
Torchmark, Cl A	4,339	248
Travelers	11,156	1,259
Unum Group	8,961	298
US Bancorp	60,623	2,587
Ventas‡	12,132	685
Vornado Realty Trust‡	6,477	647

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wells Fargo	169,815	$9,231
Welltower‡	12,900	878
Weyerhaeuser‡	18,845	565
Willis Group Holdings	200	10
XL Group, Cl A	11,005	431
Zions Bancorporation	7,460	204

		108,047

Health Care — 14.9%
Abbott Laboratories	54,563	2,450
AbbVie	60,068	3,558
Aetna, Cl A	12,807	1,385
Agilent Technologies	12,115	507
Alexion Pharmaceuticals*	8,300	1,583
Allergan*	14,453	4,517
AmerisourceBergen	7,196	746
Amgen, Cl A	27,464	4,458
Anthem	9,602	1,339
Baxalta	19,842	774
Baxter International	19,942	761
Becton Dickinson	7,658	1,180
Biogen*	8,200	2,512
Boston Scientific*	49,212	907
Bristol-Myers Squibb	61,092	4,203
C.R. Bard	2,688	509
Cardinal Health	11,959	1,068
Celgene, Cl A*	28,913	3,463
Cerner*	11,200	674
Cigna	9,471	1,386
DaVita HealthCare Partners*	6,205	433
Dentsply International	5,209	317
Edwards Lifesciences, Cl A*	7,800	616
Eli Lilly	35,739	3,011
Endo International*	7,600	465
Express Scripts Holding*	24,770	2,165
Gilead Sciences	52,966	5,360
HCA Holdings*	11,705	792
Henry Schein*	3,100	490
Humana	5,401	964
Illumina*	5,300	1,017
Intuitive Surgical*	1,320	721
Johnson & Johnson	101,512	10,427
Laboratory Corp of America Holdings*	3,663	453
Mallinckrodt*	4,404	329
McKesson	8,469	1,670
Medtronic	51,172	3,936
Merck	102,674	5,423
Mylan*	15,115	817
Patterson	3,200	145
PerkinElmer	4,140	222
Perrigo	5,304	768

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pfizer	225,956	$7,294
Quest Diagnostics	5,324	379
Regeneron Pharmaceuticals*	2,800	1,520
St. Jude Medical	10,256	634
Stryker	11,546	1,073
Tenet Healthcare*	3,719	113
Thermo Fisher Scientific	14,552	2,064
UnitedHealth Group	34,960	4,113
Universal Health Services, Cl B	3,400	406
Varian Medical Systems*	3,705	299
Vertex Pharmaceuticals*	9,000	1,133
Waters*	2,997	403
Zimmer Biomet Holdings	6,260	642
Zoetis, Cl A	16,746	802

		99,396

Industrials — 9.9%
3M	22,591	3,403
ADT, Cl A	6,350	209
Allegion	3,570	235
American Airlines Group	23,109	979
Ametek	8,900	477
Boeing	23,141	3,346
C.H. Robinson Worldwide	5,305	329
Caterpillar, Cl A	21,306	1,448
Cintas	3,212	293
CSX	35,972	934
Cummins	6,044	532
Danaher, Cl A	21,796	2,024
Deere	11,406	870
Delta Air Lines, Cl A	29,113	1,476
Dover	5,837	358
Dun & Bradstreet	1,305	136
Eaton	17,115	891
Emerson Electric	24,015	1,149
Equifax	4,330	482
Expeditors International of Washington	6,909	312
Fastenal, Cl A (A)	10,809	441
FedEx	9,605	1,431
Flowserve	5,000	210
Fluor	5,444	257
General Dynamics	10,930	1,501
General Electric	345,009	10,747
Honeywell International	28,268	2,928
Illinois Tool Works	12,029	1,115
Ingersoll-Rand	9,704	537
Jacobs Engineering Group*	4,504	189
JB Hunt Transport Services	3,300	242
Kansas City Southern	4,000	299
L-3 Communications Holdings	2,923	349
Lockheed Martin	9,698	2,106

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Masco	12,868	$364
Nielsen Holdings	13,400	624
Norfolk Southern	11,030	933
Northrop Grumman	6,723	1,269
PACCAR	12,991	616
Parker-Hannifin, Cl A	5,071	492
Pentair	6,566	325
Pitney Bowes	7,575	156
Precision Castparts	5,004	1,161
Quanta Services*	5,900	120
Raytheon	11,073	1,379
Republic Services	8,783	386
Robert Half International	5,032	237
Rockwell Automation	4,930	506
Rockwell Collins	4,878	450
Roper Technologies	3,700	702
Ryder System	1,959	111
Snap-on	2,153	369
Southwest Airlines, Cl A	24,162	1,040
Stanley Black & Decker	5,140	549
Stericycle, Cl A*	3,104	374
Textron	10,307	433
Tyco International	15,400	491
Union Pacific	31,401	2,456
United Continental Holdings*	13,800	791
United Parcel Service, Cl B	25,624	2,466
United Rentals*	3,500	254
United Technologies	30,341	2,915
Verisk Analytics, Cl A*	5,700	438
Waste Management	15,428	823
WW Grainger (A)	2,165	439
Xylem	6,600	241

		66,145

Information Technology — 20.3%
Accenture, Cl A	22,904	2,393
Activision Blizzard	18,400	712
Adobe Systems*	18,241	1,714
Akamai Technologies*	6,604	348
Alliance Data Systems*	2,200	608
Alphabet, Cl A*	10,667	8,299
Alphabet, Cl C*	10,895	8,268
Amphenol, Cl A	11,309	591
Analog Devices	11,499	636
Apple	204,082	21,482
Applied Materials	42,050	785
Autodesk, Cl A*	8,217	501
Automatic Data Processing	17,059	1,445
Avago Technologies, Cl A	9,500	1,379
Broadcom, Cl A	20,436	1,182
CA	11,740	335

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cisco Systems	186,361	$5,061
Citrix Systems*	5,642	427
Cognizant Technology Solutions, Cl A*	22,305	1,339
Corning, Cl B	43,308	792
CSRA	5,138	154
eBay*	41,049	1,128
Electronic Arts*	11,378	782
EMC	70,466	1,810
F5 Networks, Cl A*	2,600	252
Facebook, Cl A*	82,922	8,679
Fidelity National Information Services, Cl B	10,265	622
First Solar*	2,840	187
Fiserv, Cl A*	8,060	737
Flir Systems	5,300	149
Harris	4,500	391
Hewlett Packard Enterprise	66,091	1,005
HP	66,091	783
Intel	173,363	5,972
International Business Machines	32,746	4,506
Intuit	9,686	935
Juniper Networks	13,200	364
KLA-tencor	5,871	407
Lam Research	5,822	462
Linear Technology	8,898	378
MasterCard, Cl A	36,013	3,506
Microchip Technology	7,404	345
Micron Technology*	39,369	557
Microsoft	292,289	16,216
Motorola Solutions	5,989	410
NetApp	10,985	291
Nvidia	18,765	618
Oracle, Cl B	117,623	4,297
Paychex	11,769	622
PayPal Holdings*	40,649	1,471
Qorvo*	5,200	265
Qualcomm	54,454	2,722
Red Hat*	6,700	555
salesforce.com inc*	22,709	1,780
SanDisk*	7,500	570
Seagate Technology	11,000	403
Skyworks Solutions	7,004	538
Symantec, Cl A	25,047	526
TE Connectivity	14,109	912
Teradata*	4,868	129
Texas Instruments	36,566	2,004
Total System Services	6,189	308
VeriSign* (A)	3,600	314
Visa, Cl A	71,518	5,546
Western Digital	8,404	505
Western Union	19,134	343
Xerox	34,706	369
Xilinx	9,409	442

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Yahoo!*	31,747	$1,056

		135,620

Materials — 2.7%
Air Products & Chemicals	7,126	927
Airgas	2,100	291
Alcoa	47,835	472
Avery Dennison	3,415	214
Ball	5,086	370
CF Industries Holdings	8,650	353
Dow Chemical, Cl A	41,492	2,136
E.I. Du Pont de Nemours	32,348	2,154
Eastman Chemical	5,520	373
Ecolab	9,734	1,113
FMC	5,000	196
Freeport-McMoRan, Cl B*	42,636	289
International Flavors & Fragrances	2,994	358
International Paper	15,274	576
LyondellBasell Industries, Cl A	13,204	1,147
Martin Marietta Materials, Cl A	2,500	342
Monsanto	16,057	1,582
Mosaic	12,609	348
Newmont Mining	19,825	357
Nucor	11,695	471
Owens-Illinois*	6,200	108
PPG Industries	9,890	977
Praxair	10,499	1,075
Sealed Air	7,428	331
Sherwin-Williams, Cl A	2,916	757
Vulcan Materials	4,949	470
WestRock	9,584	437

		18,224

Telecommunication Services — 2.4%
AT&T	225,359	7,755
CenturyTel	20,570	517
Frontier Communications (A)	42,660	199
Level 3 Communications*	10,500	571
Verizon Communications	148,996	6,887

		15,929

Utilities — 2.9%
AES	25,190	241
AGL Resources	4,500	287
Ameren	8,953	387
American Electric Power	17,915	1,044
Centerpoint Energy	15,885	292
CMS Energy	10,201	368
Consolidated Edison	10,733	690

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dominion Resources	21,740	$1,470
DTE Energy	6,545	525
Duke Energy	25,216	1,800
Edison International	11,957	708
Entergy	6,664	456
Eversource Energy	11,635	594
Exelon	33,655	935
FirstEnergy	15,723	499
NextEra Energy	16,820	1,747
NiSource	11,592	226
NRG Energy	11,913	140
Pepco Holdings	9,600	250
PG&E	17,929	954
Pinnacle West Capital	4,149	267
PPL	24,471	835
Public Service Enterprise Group	18,530	717
SCANA	5,304	321
Sempra Energy	8,570	806
Southern	33,235	1,555
TECO Energy	8,912	237
WEC Energy Group	11,719	601
Xcel Energy	18,536	666

		19,618

Total Common Stock (Cost $349,911) ($ Thousands)		656,356

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P. 0.260%**† (B)	2,908,173	2,908

Total Affiliated Partnership (Cost $2,908) ($ Thousands)		2,908

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.230%**†	9,472,170	9,472

Total Cash Equivalent (Cost $9,472) ($ Thousands)		9,472

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.021%, 03/10/16 (C) (D)	$525	$525

Total U.S. Treasury Obligation (Cost $525) ($ Thousands)		525

Total Investments — 100.2% (Cost $362,816) ($ Thousands) @		$669,261

A list of the open futures contracts held by the Fund at December 31, 2015 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	112	Mar-2016	$91

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $668,078 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $2,828 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2015 was $2,908 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $362,816 ($ Thousands), and the unrealized appreciation and depreciation were $317,677 ($ Thousands) and $(11,232) ($ Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$656,356	$—	$—	$656,356
Cash Equivalent	9,472	—	—	9,472
Affiliated Partnership	—	2,908	—	2,908
U.S. Treasury Obligation	—	525	—	525

Total Investments in Securities	$665,828	$3,433	$—	$669,261

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Concluded)

December 31, 2015

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$91	$—	$—	$91

Total Other Financial Instruments	$91	$—	$—	$91

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 12/31/2015	Dividend Income
SEI Liquidity Fund, L.P.	$1,328	$4,689	$(3,109)	$2,908	$8
SEI Daily Income Trust, Prime Obligation Fund, Class A	9,086	42,436	(42,050)	9,472	2

Totals	$10,414	$47,125	$(45,159)	$12,380	$10

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 91.2%

Consumer Discretionary — 11.9%
1-800-Flowers.com, Cl A*	19,050	$139
2U*	31,131	871
Abercrombie & Fitch, Cl A	113,790	3,072
AMC Entertainment Holdings, Cl A	42,770	1,026
American Axle & Manufacturing Holdings*	34,978	663
American Eagle Outfitters	10,158	157
Apollo Education Group, Cl A*	3,588	28
Ascena Retail Group*	97,943	965
Bassett Furniture Industries	6,247	157
Big 5 Sporting Goods	7,273	73
Big Lots	29,407	1,133
BJ’s Restaurants*	2,277	99
Bloomin ‘ Brands	5,952	101
Boot Barn Holdings*	73,845	908
Bravo Brio Restaurant Group*	4,309	39
Bright Horizons Family Solutions*	16,922	1,130
Brinker International	7,200	345
Buffalo Wild Wings*	4,399	702
Build-A-Bear Workshop*	12,374	151
Burlington Stores*	6,041	259
Caesars Entertainment*	10,521	83
CalAtlantic Group	18,771	712
Caleres	26,556	712
Callaway Golf	88,813	837
Capella Education	3,279	152
Career Education*	4,494	16
Carmike Cinemas*	141,995	3,257
Cavco Industries*	2,934	244
Chegg*	25,183	169
Christopher & Banks*	18,368	30
Chuy’s Holdings*	43,243	1,355
Citi Trends	9,775	208
ClubCorp Holdings	68,303	1,248
Cooper Tire & Rubber	31,591	1,196
Cooper-Standard Holding*	2,552	198
Core-Mark Holding, Cl A	14,254	1,168
Cracker Barrel Old Country Store	1,589	202
CROCS*	79,227	811
Culp	3,645	93
Cumulus Media, Cl A*	52,583	17
Dave & Buster’s Entertainment*	24,060	1,004
Denny’s, Cl A*	982	10
Destination XL Group*	41,000	226
Diamond Resorts International*	50,395	1,286
Entravision Communications, Cl A	15,484	119
Expedia	1	—
Express*	10,742	186
Five Below*	25,419	816
Francesca’s Holdings*	1,127	20
Genesco*	18,500	1,051
Gray Television*	55,358	902

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Harte-Hanks	27,793	$90
Haverty Furniture	803	17
Helen of Troy*	4,765	449
Hooker Furniture	2,893	73
HSN, Cl A	200	10
IMAX*	1,538	55
J Alexander’s Holdings*	2,750	30
Jack in the Box	29,087	2,231
K12*	5,763	51
Kirkland’s*	2,147	31
La-Z-Boy, Cl Z	18,706	457
Libbey	76,700	1,635
LifeLock*	12,650	182
Lithia Motors, Cl A	9,320	994
Loral Space & Communications*	3,678	150
Marriott Vacations Worldwide	27,327	1,556
Matthews International, Cl A	24,600	1,315
MDC Partners, Cl A	175,278	3,807
Modine Manufacturing*	53,506	484
Monro Muffler	2,446	162
Motorcar Parts of America*	4,860	164
NACCO Industries, Cl A	153	6
National CineMedia	53,311	838
Nautilus*	1,564	26
New York Times, Cl A	3,410	46
Nexstar Broadcasting Group, Cl A	23,784	1,396
Nutrisystem	9,565	207
Ollie’s Bargain Outlet Holdings*	32,580	554
Overstock.com*	11,455	141
Oxford Industries, Cl A	1,307	83
Papa John’s International, Cl A	812	45
Penn National Gaming*	106,130	1,700
Perry Ellis International, Cl A*	2,805	52
PetMed Express	3,033	52
Pinnacle Entertainment*	1,987	62
Planet Fitness, Cl A*	41,950	656
Pool	32,681	2,640
Popeyes Louisiana Kitchen*	924	54
Red Robin Gourmet Burgers*	7,391	456
RetailMeNot*	21,829	217
Ruth’s Chris Steak House	17,841	284
Select Comfort*	42,140	902
Sequential Brands Group*	73,800	584
Shoe Carnival	27,162	630
Six Flags Entertainment	4,809	264
Skullcandy*	28,494	135
SodaStream International*	68,000	1,109
Stage Stores	6,288	57
Stein Mart	13,678	92
Steven Madden*	28,320	856
Strayer Education*	221	13
Taylor Morrison Home, Cl A*	5,558	89

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tempur-Pedic International*	16,035	$1,130
Tenneco*	782	36
Texas Roadhouse, Cl A	32,465	1,161
Tile Shop Holdings*	35,260	578
Tilly’s, Cl A*	23,604	157
Tower International	6,660	190
Tribune Publishing	35,200	325
Vince Holding*	20,481	94
Vista Outdoor*	24,555	1,093
Visteon*	1,691	194
VOXX International, Cl A*	96,600	508
Wayfair, Cl A*	4,569	218
Weight Watchers International*	8,269	189
William Lyon Homes, Cl A*	68,548	1,131
ZAGG*	32,647	357
Zoe’s Kitchen*	15,779	442
Zumiez*	1,266	19

		66,357

Consumer Staples — 2.2%
Andersons	38,760	1,226
B&G Foods, Cl A	36,751	1,287
Cal-Maine Foods (A)	3,118	144
Casey’s General Stores	6,811	820
Central Garden & Pet, Cl A*	2,941	40
Chefs’ Warehouse Holdings*	32,612	544
Cott	60,688	667
Dean Foods	31,055	533
Diplomat Pharmacy*	20,672	707
Fresh Del Monte Produce	11,850	461
Freshpet*	59,716	507
John B Sanfilippo & Son*	7,456	403
Lancaster Colony	2,700	312
Landec*	97,800	1,157
Medifast	4,870	148
Omega Protein*	66,140	1,468
Pinnacle Foods	5,050	214
Post Holdings*	3,339	206
SpartanNash	6,320	137
SUPERVALU*	57,458	390
TreeHouse Foods*	9,851	773
USANA Health Sciences*	665	85
Vector Group	2,829	67

		12,296

Energy — 4.4%
Alberta Oilsands*	184,500	14
Alon USA Energy	1,601	24
Approach Resources, Cl A*	318,800	587
Ardmore Shipping	38,900	495

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bill Barrett*	321,100	$1,262
C&J Energy Services*	60,125	286
CARBO Ceramics	83,400	1,434
Carrizo Oil & Gas*	77,318	2,287
Cloud Peak Energy*	5,090	11
Dril-Quip*	7,838	464
Gulfport Energy*	31,700	779
Matador Resources*	51,034	1,009
Matrix Service*	56,537	1,161
Navigator Holdings*	41,400	565
Oil States International*	43,865	1,195
Pacific Ethanol*	179,100	856
Parsley Energy, Cl A*	44,374	819
Patterson-UTI Energy	49,830	751
PBF Energy, Cl A	70,882	2,609
Pioneer Energy Services*	6,230	13
Prothena*	10,146	691
Scorpio Tankers	215,847	1,731
Southwestern Energy, Cl A*	29,000	206
StealthGas*	99,434	341
Stone Energy, Cl A*	132,100	567
Superior Energy Services	45,515	613
Synergy Resources*	87,200	743
Teekay Tankers, Cl A	13,354	92
TETRA Technologies*	96,622	727
Tidewater, Cl A	196,150	1,365
Westmoreland Coal*	90,400	532
WPX Energy*	71,720	412

		24,641

Financials — 21.8%
Agree Realty‡	1,666	57
Alexander & Baldwin	1,599	56
Ambac Financial Group*	1,285	18
American Equity Investment Life Holding	45,586	1,095
American Homes 4 Rent, Cl A‡	55,415	923
Argo Group International Holdings	28,010	1,676
Armada Hoffler Properties‡	11,222	118
Ashford Hospitality Prime‡	5,661	82
Associated Capital Group*	1,262	39
Astoria Financial	39,188	621
Banco Latinoamericano de Exportaciones, Cl E	799	21
Bancorp*	157,000	1,000
Bancorpsouth, Cl A	50,738	1,217
Bank of the Ozarks	3,884	192
BankUnited	16,009	577
Banner	17,075	783
BBCN Bancorp	15,435	266
BGC Partners, Cl A	4,533	44
Capital Bank Financial, Cl A	20,095	643

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Capitol Federal Financial	105,695	$1,328
CatchMark Timber Trust, Cl A‡	117,916	1,334
Cathay General Bancorp	2,556	80
Cedar Realty Trust‡	177,700	1,258
Central Pacific Financial	93,659	2,062
Chatham Lodging Trust‡	497	10
Chemical Financial	3,016	103
Chesapeake Lodging Trust‡	36,235	912
CNO Financial Group	185,059	3,533
Colony Financial, Cl A‡	3,686	72
Columbia Banking System	39,255	1,276
CoreSite Realty‡	3,307	188
Cowen Group, Cl A*	6,002	23
CubeSmart‡	24,842	761
Customers Bancorp*	68,100	1,854
CyrusOne‡	13,110	491
DCT Industrial Trust‡	27,205	1,017
DiamondRock Hospitality‡	42,820	413
Education Realty Trust‡	13,235	501
Employers Holdings	59,177	1,616
EPR Properties, Cl A‡	353	21
Equity Commonwealth*‡	54,100	1,500
EverBank Financial, Cl A	56,380	901
Evercore Partners, Cl A	24,210	1,309
FBL Financial Group, Cl A	12,400	789
FBR	74,075	1,474
FCB Financial Holdings, Cl A*	6,432	230
Federated National Holding	5,737	170
FelCor Lodging Trust‡	99,561	727
Fidelity & Guaranty Life	3,500	89
Fidelity Southern	1,096	24
First American Financial	300	11
First BanCorp Puerto Rico*	80,062	260
First Cash Financial Services*	672	25
First Citizens BancShares, Cl A	222	57
First Commonwealth Financial	186,262	1,689
First Financial Bancorp	42,346	765
First Foundation*	15,500	366
First Horizon National	52,265	759
First Interstate BancSystem, Cl A	18,580	540
First Merchants	1,537	39
First Midwest Bancorp	3,615	67
First Niagara Financial Group	180,500	1,958
FirstMerit, Cl A	33,961	633
FNB (Pennsylvania)	107,800	1,438
FNFV Group*	56,500	635
Franklin Street Properties‡	5,316	55
Fulton Financial	84,159	1,095
GAMCO Investors, Cl A	1,474	46
Geo Group‡	90,839	2,626
Gramercy Property Trust‡	161,654	1,248
Great Western Bancorp	48,043	1,394

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Green Dot, Cl A*	197,800	$3,248
Hancock Holding, Cl A	19,558	492
Hanover Insurance Group, Cl A	22,230	1,808
Hatteras Financial‡	11,900	156
Healthcare Realty Trust‡	6,900	195
Heritage Insurance Holdings	13,842	302
Hersha Hospitality Trust, Cl A‡	792	17
Highwoods Properties‡	37,300	1,626
Hilltop Holdings*	915	18
HomeStreet*	10,132	220
Horace Mann Educators, Cl A	9,028	300
Houlihan Lokey, Cl A	19,039	499
Hudson Pacific Properties‡	638	18
IBERIABANK	24,660	1,358
Independent Bank	3,833	88
Infinity Property & Casualty	111	9
Inland Real Estate‡	5,160	55
International Bancshares	20,425	525
International. FCStone*	6,193	207
Investment Technology Group	40,203	684
Investors Bancorp	124,402	1,548
James River Group Holdings	14,579	489
Janus Capital Group	49,023	691
Kearny Financial	34,900	442
Kemper, Cl A	50,300	1,874
Kennedy-Wilson Holdings	56,351	1,357
Kite Realty Group Trust‡	27,829	722
LaSalle Hotel Properties‡	61,994	1,560
LendingTree*	1,825	163
Lexington Realty Trust‡	71,378	571
Mack-Cali Realty‡	35,445	828
Maiden Holdings	97,714	1,457
Manning & Napier, Cl A	44,600	379
MarketAxess Holdings	1,214	135
Medical Properties Trust‡	42,117	485
Meridian Bancorp	97,800	1,379
MGIC Investment*	106,330	939
National Bank, Cl A	48,000	1,026
National General Holdings	9,277	203
National Health Investors‡	2,775	169
National Penn Bancshares	4,625	57
National Storage Affiliates Trust‡	14,378	246
Navigators Group*	4,541	390
NBT Bancorp	6,083	170
Nelnet, Cl A	142	5
New Residential Investment‡	7,576	92
Northfield Bancorp	93,900	1,495
OFG Bancorp	455,855	3,337
Old National Bancorp, Cl A	134,067	1,818
OneBeacon Insurance Group, Cl A	5,804	72
Opus Bank	17,149	634
Parkway Properties‡	24,686	386

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pennsylvania Real Estate Investment Trust‡	25,578	$559
Physicians Realty Trust‡	40,528	683
Piper Jaffray*	6,370	257
Popular	45,300	1,284
PRA Group*	1,567	54
PrivateBancorp, Cl A	41,620	1,707
PS Business Parks‡	1,654	145
QTS Realty Trust*	26,665	1,203
Radian Group	50,254	673
RLI	16,489	1,018
RLJ Lodging Trust‡	2,287	49
Rouse Properties‡	57,000	830
Ryman Hospitality Properties‡	13,185	681
S&T Bancorp	2,687	83
Saul Centers‡	2,177	112
Selective Insurance Group	23,600	792
Seritage Growth Properties‡	22,500	905
ServisFirst Bancshares	4,486	213
Signature Bank NY, Cl B*	5,528	848
Simmons First National, Cl A	3,605	185
Sovran Self Storage‡	6,580	706
Starwood Waypoint Residential Trust‡	42,800	969
State Bank Financial	96,720	2,034
Stewart Information Services	16,457	614
Stifel Financial*	13,255	561
Summit Hotel Properties‡	1,800	22
Sunstone Hotel Investors‡	64,188	802
SVB Financial Group, Cl B*	6,604	785
Symetra Financial	1,972	63
Synovus Financial	38,736	1,254
Talmer Bancorp, Cl A	1,071	19
TCF Financial	135,790	1,917
THL Credit	31,600	338
Towne Bank	1,290	27
Two Harbors Investment‡	48,600	394
Umpqua Holdings	4,558	72
United Community Banks	111,286	2,169
Urban Edge Properties‡	2,894	68
Webster Financial	39,300	1,462
Westamerica Bancorporation	12,569	588
Western Alliance Bancorp*	93,731	3,361
Wintrust Financial	26,489	1,285
WP GLIMCHER‡	95,235	1,010
Xenia Hotels & Resorts‡	3,682	56
Yadkin Financial	41,800	1,052

		122,053

Health Care — 13.8%
ABIOMED*	15,763	1,423
Acadia Healthcare, Cl A*	11,337	708
ACADIA Pharmaceuticals*	14,318	510

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Acceleron Pharma*	616	$30
Accuray*	309,700	2,090
Adamas Pharmaceuticals*	6,865	194
Addus HomeCare*	4,990	116
Aerie Pharmaceuticals*	9,680	236
Affymetrix, Cl A*	8,342	84
Agenus*	8,817	40
Aimmune Therapeutics*	12,736	235
Akebia Therapeutics*	18,953	245
Akorn*	18,115	676
Alder Biopharmaceuticals*	10,822	357
Alere*	6,400	250
Align Technology*	12,012	791
Almost Family*	630	24
Amedisys*	5,328	210
Amicus Therapeutics*	35,190	341
AMN Healthcare Services*	7,271	226
Amsurg*	32,503	2,470
Anacor Pharmaceuticals*	8,883	1,004
Analogic	31,852	2,631
AngioDynamics*	723	9
Anika Therapeutics*	4,110	157
Anthera Pharmaceuticals*	13,737	64
Applied Genetic Technologies*	5,632	115
Aratana Therapeutics*	21,864	122
Avalanche Biotechnologies*	10,512	100
BioDelivery Sciences International*	190,604	913
Bio-Rad Laboratories, Cl A*	1,501	208
BioSpecifics Technologies*	6,406	275
BioTelemetry*	5,928	69
Calithera Biosciences*	1,679	13
Cambrex*	9,367	441
Capital Senior Living*	75,978	1,585
Cara Therapeutics*	6,991	118
Cardiovascular Systems*	8,420	127
Celldex Therapeutics, Cl A*	2,634	41
Cellular Biomedicine Group*	747	16
Charles River Laboratories International*	7,917	636
Chiasma*	10,546	206
Clovis Oncology*	870	30
Community Health Systems*	90,900	2,412
Concert Pharmaceuticals*	4,022	76
Corcept Therapeutics*	21,111	105
CorMedix*	29,661	60
Cross Country Healthcare*	16,635	273
Curis*	5,603	16
Cynosure, Cl A*	61,981	2,769
Cytokinetics*	20,411	214
DBV Technologies ADR*	6,105	222
Depomed*	999	18
DexCom*	8,647	708
Dicerna Pharmaceuticals*	7,615	90

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Durect*	42,473	$94
Dyax*	4,290	161
Dynavax Technologies*	7,731	187
Eagle Pharmaceuticals*	3,724	330
Emergent BioSolutions*	42,656	1,707
Enanta Pharmaceuticals*	2,679	88
Ensign Group	5,672	128
Exelixis*	14,753	83
FibroGen*	8,106	247
Five Prime Therapeutics*	4,804	199
Flamel Technologies ADR*	116,599	1,424
Flexion Therapeutics*	269	5
Genocea Biosciences*	4,153	22
Genomic Health*	1,523	54
Glaukos*	11,832	292
Global Blood Therapeutics*	1,439	47
Globus Medical, Cl A*	100,039	2,783
Greatbatch*	34,883	1,831
GW Pharmaceuticals ADR*	3,033	211
Halozyme Therapeutics*	2,843	49
HealthSouth	19,288	671
Heron Therapeutics*	10,250	274
Heska*	184	7
Hill-Rom Holdings	4,651	224
ICON*	10,548	820
ICU Medical*	1,708	193
Ignyta*	1,987	27
ImmunoGen*	5,774	78
Impax Laboratories*	12,256	524
Imprivata*	1,114	13
Integra LifeSciences Holdings*	64,461	4,369
Intra-Cellular Therapies, Cl A*	6,013	323
K2M Group Holdings*	35,836	707
Kindred Healthcare	90,000	1,072
Kite Pharma*	4,274	263
Landauer	11,400	375
Lannett*	1,627	65
LDR Holding*	48,779	1,225
LeMaitre Vascular	1,698	29
Lexicon Pharmaceuticals*	3,110	41
LHC Group*	2,425	110
Ligand Pharmaceuticals*	19,215	2,083
Lipocine*	13,681	177
LivaNova*	5,331	317
Luminex*	4,567	98
MacroGenics*	3,074	95
Magellan Health*	10,105	623
Masimo*	5,329	221
MedAssets*	2,037	63
Medgenics*	3,204	19
Medicines*	8,910	333
Merit Medical Systems*	5,282	98

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mirati Therapeutics*	190	$6
Molina Healthcare*	49,318	2,966
Momenta Pharmaceuticals*	14,149	210
Myriad Genetics*	22,420	968
Natural Health Trends	2,116	71
Natus Medical*	29,349	1,410
NeoGenomics*	24,492	193
Neovasc*	43,212	194
Neurocrine Biosciences*	8,001	453
Nevro*	17,138	1,157
Novavax*	8,664	73
NuVasive*	900	49
NxStage Medical*	15,459	339
Oncothyreon*	4,100	9
Ophthotech*	2,587	203
OraSure Technologies*	25,769	166
Orthofix International*	3,026	119
Otonomy*	17,411	483
Pacira Pharmaceuticals*	2,404	185
PDL BioPharma	95,480	338
Penumbra*	4,734	255
Pernix Therapeutics Holdings*	52,550	155
Pfenex*	2,072	26
PharMerica*	18,277	640
Phibro Animal Health, Cl A	3,987	120
Portola Pharmaceuticals, Cl A*	5,059	260
POZEN*	9,103	62
Premier, Cl A*	19,004	670
Prestige Brands Holdings, Cl A*	52,150	2,685
PTC Therapeutics*	9,920	321
Radius Health*	10,408	641
RadNet*	6,592	41
Raptor Pharmaceutical*	10,666	55
Retrophin*	2,925	56
Revance Therapeutics*	4,271	146
RTI Biologics*	10,586	42
Sage Therapeutics*	6,962	406
SciClone Pharmaceuticals*	50,083	461
SeaSpine Holdings*	1,867	32
Sequenom*	27,212	45
Seres Therapeutics*	7,090	249
Sirona Dental Systems, Cl A*	5,876	644
Sorrento Therapeutics*	4,527	39
Spectrum Pharmaceuticals*	3,296	20
STERIS	751	57
Sucampo Pharmaceuticals, Cl A*	14,314	247
Supernus Pharmaceuticals*	61,409	825
SurModics*	2,845	58
Synergy Pharmaceuticals*	29,897	170
Team Health Holdings*	17,407	764
TESARO*	10,955	573
TherapeuticsMD*	21,078	219

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trevena*	19,543	$205
Trinity Biotech ADR	114,500	1,347
Triple-S Management, Cl B*	8,621	206
Ultragenyx Pharmaceutical*	6,948	779
US Physical Therapy	4,214	226
WellCare Health Plans*	9,178	718
Wright Medical Group*	2,006	49
Xencor*	17,271	253
Zafgen*	4,283	27
Zeltiq Aesthetics*	4,828	138
ZIOPHARM Oncology*	—	—
Zogenix*	1,715	25

		77,127

Industrials — 14.7%
AAR	6,860	180
Acacia Research	334,600	1,435
ACCO Brands*	237,169	1,691
Actuant, Cl A	50,462	1,209
Aerojet Rocketdyne Holdings*	29,544	463
Air Transport Services Group*	47,107	475
Allegiant Travel, Cl A	443	74
Allied Motion Technologies	2,045	54
American Woodmark*	3,419	273
Apogee Enterprises	67,670	2,944
ARC Document Solutions*	136,300	602
Astronics*	888	36
Atlas Air Worldwide Holdings*	51,700	2,137
Babcock & Wilcox, Cl W*	21,031	668
Barnes Group	36,495	1,292
Barrett Business Services	1,995	87
Beacon Roofing Supply*	5,050	208
Builders FirstSource*	16,520	183
CAI International*	3,584	36
Carlisle	11,043	979
Celadon Group	16,800	166
Comfort Systems USA	15,165	431
Continental Building Products*	8,400	147
Covanta Holding	30,500	472
Covenant Transportation Group, Cl A*	4,449	84
CRA International*	2,038	38
Crane, Cl A	37,820	1,809
Cubic	2,919	138
Deluxe	12,589	687
DigitalGlobe*	4,050	63
Ducommun*	5,342	87
DXP Enterprises*	28,470	649
Dycom Industries*	16,561	1,159
EMCOR Group	40,217	1,932
EnerSys	14,326	801
Engility Holdings*	33,145	1,077

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ennis	9,491	$183
Enphase Energy*	45,902	161
Esterline Technologies*	7,377	598
Exponent	1,007	50
Forward Air	27,595	1,187
FreightCar America, Cl A	67,130	1,304
G&K Services	4,987	314
Generac Holdings*	18,000	536
Genesee & Wyoming, Cl A*	21,816	1,171
Gibraltar Industries*	7,820	199
Global Brass & Copper Holdings	3,382	72
GP Strategies*	436	11
Great Lakes Dredge & Dock*	446,800	1,769
Greenbrier	12,950	422
H&E Equipment Services	40,792	713
Hawaiian Holdings*	17,467	617
Heico, Cl A	1,109	55
Heidrick & Struggles International	3,508	96
Hexcel, Cl A	22,393	1,040
Hub Group, Cl A*	13,685	451
Huron Consulting Group*	32,644	1,939
Hyster-Yale Materials Handling	13,350	700
ICF International, Cl A*	57,000	2,027
IDEX	12,447	954
Insperity, Cl A	10,570	509
Insteel Industries	812	17
Interface, Cl A	68,526	1,312
ITT	34,190	1,242
John Bean Technologies, Cl A	5,380	268
KBR	31,700	536
Keyw Holding, Cl A*	90,100	542
Kforce	8,922	226
Kirby*	15,844	834
Knight Transportation	19,016	461
Korn/Ferry International	5,519	183
LB Foster, Cl A	102,020	1,394
Lincoln Electric Holdings	12,610	654
MasTec*	72,826	1,266
Matson	6,285	268
Meritor*	55,986	468
Middleby*	5,907	637
Mistras Group*	741	14
Moog, Cl A*	427	26
Multi-Color	14,800	885
Navigant Consulting*	2,804	45
Northwest Pipe*	764	9
On Assignment*	64,078	2,880
Orion Marine Group*	172,931	721
Patrick Industries*	6,047	263
Paylocity Holding*	21,243	861
Pitney Bowes	40,900	845
Primoris Services	59,646	1,314

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Proto Labs*	19,960	$1,271
Rand Logistics*	65,900	105
RBC Bearings*	9,022	583
Regal Beloit	18,730	1,096
Republic Airways Holdings*	9,400	37
Resources Connection	8,277	135
Scorpio Bulkers*	23,367	231
Skywest	22,890	435
Standex International	13,384	1,113
Steelcase, Cl A	124,617	1,857
Sunrun*	13,682	161
Swift Transportation, Cl A*	100,238	1,385
Titan Machinery*	128,087	1,400
Triumph Group	95,895	3,812
TrueBlue*	15,285	394
Tutor Perini*	55,600	931
Unifirst	1,792	187
United Rentals*	6,276	455
Universal Forest Products	1,683	115
USA Truck*	4,243	74
Valmont Industries	2,334	247
Vectrus*	706	15
Viad	8,593	243
Wabash National*	49,569	586
WageWorks*	45,007	2,042
Werner Enterprises	15,500	363
Wesco Aircraft Holdings*	246,500	2,951
West	1,129	24

		82,263

Information Technology — 17.7%
A10 Networks*	4,635	30
ACI Worldwide*	55,455	1,187
Acxiom*	73,134	1,530
Adtran	31,999	551
Advanced Energy Industries*	12,785	361
Alliance Fiber Optic Products*	4,315	65
Ambarella*	305	17
Amkor Technology*	22,958	140
Applied Micro Circuits*	85,000	541
Applied Optoelectronics*	10,671	183
Aspen Technology*	18,636	704
Atlassian, Cl A*	15,627	470
Autobytel*	11,672	263
AVG Technologies*	6,395	128
Axcelis Technologies*	12,157	31
Barracuda Networks*	4,338	81
Benchmark Electronics*	45,098	932
Black Box	74,556	711
Blackbaud, Cl A	31,522	2,076
Blucora*	4,106	40

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BroadSoft*	6,292	$222
Brooks Automation	41,201	440
Cabot Microelectronics*	5,341	234
CACI International, Cl A*	23,614	2,191
CalAmp*	119,842	2,388
Callidus Software*	88,740	1,648
Carbonite*	4,277	42
Cardtronics*	26,234	883
Cavium*	12,297	808
Checkpoint Systems*	19,089	120
Ciber*	208,700	733
Ciena*	75,241	1,557
Cimpress*	10,421	846
Cirrus Logic*	1,489	44
Coherent*	2,895	188
Cohu	3,286	40
CommVault Systems*	27,360	1,077
Computer Task Group	31,400	208
comScore*	21,760	895
Comtech Telecommunications	1,289	26
Constant Contact*	2,324	68
Convergys	46,980	1,169
Cornerstone OnDemand*	54,001	1,865
CoStar Group*	4,618	954
CSG Systems International	3,399	122
Cypress Semiconductor	74,980	736
DHI Group*	9,999	92
Diebold	5,189	156
Digi International*	47,600	542
Diodes*	16,071	369
EarthLink Holdings	6,160	46
Electronics For Imaging*	4,030	188
Ellie Mae*	2,686	162
EMCORE*	17,708	109
Entegris*	128,684	1,708
EPAM Systems*	1,299	102
ePlus*	1,059	99
Euronet Worldwide*	3,585	260
Everyday Health*	1,709	10
Exar*	281,161	1,724
Extreme Networks*	18,958	77
Fair Isaac	840	79
Fairchild Semiconductor International*	3,064	63
Finisar*	22,800	332
Fleetmatics Group*	4,591	233
FormFactor*	14,233	128
Gigamon*	12,444	331
GoDaddy, Cl A*	6,222	199
GTT Communications*	9,144	156
Guidewire Software, Cl Z*	22,548	1,356
Hackett Group	2,780	45
Heartland Payment Systems	9,921	941

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HubSpot*	22,464	$1,265
II-VI*	12,425	231
Immersion*	14,948	174
Imperva*	3,896	247
Infinera*	58,075	1,052
Infoblox*	135,177	2,486
Inphi*	11,462	310
Integrated Device Technology*	14,106	372
Intersil, Cl A	56,493	721
Ixia*	11,123	138
IXYS	6,111	77
j2 Global	19,879	1,636
Keysight Technologies*	12,000	340
Liquidity Services*	8,846	58
Littelfuse	18,358	1,964
LogMeIn*	3,745	251
Luxoft Holding, Cl A*	6,446	497
Manhattan Associates*	6,488	429
Mantech International, Cl A	1,819	55
Marketo*	66,554	1,911
Mattson Technology*	23,665	84
MAXIMUS	38,748	2,180
MaxLinear, Cl A*	15,113	223
Mellanox Technologies*	6,790	286
Mentor Graphics	38,237	704
Mercury Systems*	17,800	327
Methode Electronics	4,964	158
Microsemi*	27,920	910
MicroStrategy, Cl A*	411	74
MoneyGram International*	9,024	57
Monolithic Power Systems	27,578	1,757
Monotype Imaging Holdings	54,431	1,287
Multi- Fineline Electronix*	9,880	204
NCR*	2,666	65
NeoPhotonics*	32,043	348
NETGEAR*	11,953	501
New Relic*	6,552	239
NIC	4,964	98
Open Text	37,600	1,802
Orbotech*	47,900	1,060
OSI Systems*	35,814	3,175
Pandora Media*	18,718	251
Paycom Software*	4,680	176
PDF Solutions*	45,849	497
Perficient*	68,249	1,168
Photronics*	64,419	802
Plantronics	8,300	394
Plexus*	17,552	613
PMC - Sierra*	5,789	67
Progress Software*	7,668	184
Proofpoint*	34,095	2,217
Q2 Holdings*	11,190	295

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
QAD, Cl A	32,674	$670
Qlik Technologies*	25,190	798
QLogic*	30,223	369
Qualys*	38,026	1,258
Quantum*	63,833	59
QuinStreet*	4,338	19
RingCentral, Cl A*	34,176	806
Rovi*	11,779	196
Rubicon Project*	1,288	21
Rudolph Technologies*	13,643	194
Sanmina*	2,037	42
Science Applications International	446	20
ShoreTel*	20,772	184
Sigma Designs*	17,339	110
Silicon Graphics International*	305,887	1,805
Silicon Laboratories*	28,907	1,403
Silver Spring Network*	699	10
SolarWinds*	5,538	326
SPS Commerce*	24,886	1,747
SS&C Technologies Holdings	10,047	686
Stamps.com*	852	93
SuperCom*	79,000	412
Sykes Enterprises*	19,654	605
Synaptics*	9,561	768
SYNNEX	8,168	735
Tableau Software, Cl A*	6,695	631
Take-Two Interactive Software, Cl A*	62,055	2,162
Tangoe*	1,665	14
Tech Data*	11,885	789
TeleTech Holdings	2,988	83
Tessera Technologies	4,570	137
Tyler Technologies*	737	128
Ultimate Software Group*	4,113	804
Ultra Clean Holdings*	2,012	10
Ultratech*	49,400	979
United Online*	7,788	92
Vasco Data Security International*	4,550	76
VeriFone Holdings*	12,720	356
Verint Systems*	25,308	1,026
Virtusa*	26,090	1,079
Vishay Intertechnology	49,082	591
Xcerra*	100,052	605
XO Group*	6,718	108
Zendesk*	7,471	198
Zix*	13,379	68

		98,741

Materials — 2.4%
AEP Industries*	721	56
Allegheny Technologies	35,100	395
American Vanguard, Cl B*	32,800	460

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Berry Plastics Group*	92,804	$3,358
Boise Cascade*	21,830	557
Carpenter Technology	15,000	454
Chemtura*	41,270	1,125
Core Molding Technologies*	1,208	16
Ferroglobe	2,179	23
FMC	5,000	196
FutureFuel	3,082	42
Headwaters, Cl A*	95,957	1,619
Innospec	2,015	109
Kaiser Aluminum	7,133	597
KMG Chemicals	2,870	66
Koppers Holdings*	3,016	55
LSB Industries*	76,875	557
Neenah Paper, Cl A	2,857	178
Novagold Resources*	96,600	407
Olympic Steel	3,035	35
PolyOne	33,057	1,050
Quaker Chemical	7,148	552
Stepan	1,464	73
Summit Materials, Cl A*	33,923	680
SunCoke Energy*	5,821	20
Trinseo*	1,459	41
United States Steel	42,000	335
US Concrete*	4,999	263

		13,319

Telecommunication Services — 0.2%
8x8*	19,315	221
Boingo Wireless*	30,398	201
Cincinnati Bell, Cl A*	17,877	64
IDT, Cl B	4,288	50
Inteliquent	4,075	73
Intelsat*	7,658	32
Iridium Communications*	55,400	466
Telephone & Data Systems	6,457	167
Vonage Holdings*	7,878	45

		1,319

Utilities — 2.1%
ALLETE	26,260	1,335
American States Water	1,800	76
Avangrid*	1,852	71
Avista	2,036	72
Black Hills, Cl A	1,464	68
Cadiz*	46,300	244
California Water Service Group, Cl A	1,900	44
Chesapeake Utilities	15,100	857
Dynegy, Cl A*	18,765	251
Empire District Electric	14,500	407

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Laclede Group	25,655	$1,524
New Jersey Resources	9,781	322
NorthWestern	18,946	1,028
ONE Gas	1,098	55
Piedmont Natural Gas	2,598	148
PNM Resources	93,827	2,868
Portland General Electric	42,260	1,537
South Jersey Industries, Cl A	26,933	633
Southwest Gas	1,554	86

		11,626

Total Common Stock (Cost $495,206) ($ Thousands)		509,742

	Number of Rights

RIGHTS — 0.0%

United States — 0.0%
Allos Therapeutics*	46	—
Furiex Pharmaceuticals – CVR*	300	—

Total Rights (Cost $—) ($ Thousands)		—

	Shares

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.260%**† (B)	29,838	30

Total Affiliated Partnership (Cost $30) ($ Thousands)		30

CASH EQUIVALENT — 8.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.230%**†	49,419,893	49,420

Total Cash Equivalent (Cost $49,420) ($ Thousands)		49,420

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.109%, 02/04/16 (C) (D)	$901	$901

Total U.S. Treasury Obligation (Cost $901) ($ Thousands)		901

Total Investments — 100.2% (Cost $545,557) ($ Thousands) @		$560,093

A list of open futures contracts held by the Fund at December 31, 2015 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	84	Mar-2016	$43

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $559,186 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $28 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2015 was $30 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

@	At December 31, 2015 the tax basis cost of the Fund’s investments was $545,557 ($ Thousands), and the unrealized appreciation and depreciation were $54,987 ($ Thousands) and $(40,451) ($ Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$509,742	$—	$—	$509,742
Cash Equivalent	49,420	—	—	49,420
U.S. Treasury Obligation	—	901	—	901
Affiliated Partnership	—	30	—	30
Rights	—	—	—	—

Total Investments in Securities	$559,162	$931	$—	$560,093

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$43	$—	$—	$43

Total Other Financial Instruments	$43	$—	$—	$43

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 12/31/2015	Dividend Income
SEI Liquidity Fund, L.P.	$30,125	$28,587	$(58,682)	$30	$184
SEI Daily Income Trust, Prime Obligation Fund, Class A	40,025	91,453	(82,058)	49,420	7

Totals	$70,150	$120,040	$(140,740)	$49,450	$191

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 89.7%

Consumer Discretionary — 9.5%
AMC Entertainment Holdings, Cl A	24,710	$593
American Axle & Manufacturing Holdings*	33,900	642
American Eagle Outfitters (A)	48,928	758
Arctic Cat	12,169	199
Ascena Retail Group*	51,000	502
Big 5 Sporting Goods	14,100	141
Big Lots	7,400	285
Boot Barn Holdings* (A)	48,510	596
Brinker International	7,500	360
Brunswick	6,740	340
Cabela’s* (A)	11,722	548
CalAtlantic Group	20,713	785
Callaway Golf	128,094	1,207
Carmike Cinemas*	71,200	1,633
Cavco Industries*	3,820	318
Children’s Place	11,605	641
ClubCorp Holdings	32,245	589
Cooper-Standard Holding*	10,400	807
CROCS*	40,900	419
CSS Industries	19,629	557
Dana Holding	56,760	783
Deckers Outdoor*	3,731	176
Destination XL Group*	44,600	246
Dorman Products*	13,766	654
DSW, Cl A	13,829	330
Ethan Allen Interiors	23,571	656
Express*	57,773	998
Finish Line, Cl A	21,700	392
GameStop, Cl A (A)	7,300	205
Genesco*	7,615	433
Group 1 Automotive	3,600	273
Haverty Furniture	9,400	202
Horizon Global*	34,539	358
Krispy Kreme Doughnuts*	56,192	847
Libbey	83,800	1,787
Marriott Vacations Worldwide	12,160	693
Matthews International, Cl A	37,460	2,002
MDC Partners, Cl A	98,400	2,137
Men’s Wearhouse	23,375	343
Meredith	12,585	544
Meritage Homes*	7,800	265
Murphy USA*	8,417	511
Nexstar Broadcasting Group, Cl A	12,410	729
Outerwall (A)	6,400	234
Oxford Industries, Cl A	5,756	367
Penn National Gaming*	46,555	746
Pier 1 Imports (A)	28,735	146
Pool	10,795	872
Rent-A-Center	22,000	329
Select Comfort*	27,700	593
Sequential Brands Group* (A)	80,500	637

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Shoe Carnival	7,100	$165
Smith & Wesson Holding*	24,900	547
Sonic Automotive, Cl A	14,500	330
Stage Stores (A)	21,300	194
Starwood Hotels & Resorts Worldwide	600	42
Steven Madden*	31,397	949
Stoneridge*	23,900	354
Texas Roadhouse, Cl A	21,315	762
Tribune Publishing	38,300	353
Vail Resorts	7,188	920
Vera Bradley*	21,900	345
Vista Outdoor*	16,120	718
Wolverine World Wide	23,435	392

		37,479

Consumer Staples — 2.6%
B&G Foods, Cl A	24,131	845
Casey’s General Stores	2,843	342
Darling Ingredients*	94,953	999
Dean Foods	14,200	244
Fresh Del Monte Produce	5,900	229
Freshpet* (A)	15,600	133
Hain Celestial Group*	14,775	597
Ingles Markets, Cl A	10,000	441
J&J Snack Foods	7,550	881
Landec*	107,000	1,266
Sanderson Farms (A)	10,000	775
Snyder’s-Lance (A)	9,874	339
SpartanNash	56,255	1,217
TreeHouse Foods*	9,282	728
Universal	15,000	841
Weis Markets	4,700	208

		10,085

Energy — 4.6%
Alon USA Energy	25,100	372
Approach Resources, Cl A* (A)	346,600	638
Archrock	24,585	185
Ardmore Shipping	58,300	742
Bill Barrett* (A)	350,900	1,379
Bristow Group	8,000	207
Carrizo Oil & Gas*	30,777	910
Dawson Geophysical*	8,812	31
DHT Holdings	43,900	355
Diamondback Energy, Cl A*	5,554	372
Exterran*	20,613	331
GasLog (A)	33,795	281
Green Plains	9,700	222
Gulfport Energy*	34,600	850
Helix Energy Solutions Group*	54,225	285
Matrix Service*	26,600	546
Memorial Resource Development*	63,532	1,026

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Navigator Holdings*	45,100	$616
Newpark Resources, Cl A*	26,900	142
Northern Oil And Gas* (A)	36,400	141
Oasis Petroleum*	16,162	119
Oil States International*	17,885	487
Pacific Ethanol* (A)	193,100	923
Patterson-UTI Energy	32,715	493
PBF Energy, Cl A	21,300	784
PDC Energy, Cl A*	10,030	535
Ring Energy* (A)	37,593	265
Scorpio Tankers	228,100	1,829
StealthGas*	108,300	371
Superior Energy Services	50,820	685
TETRA Technologies*	139,860	1,052
VAALCO Energy*	7,000	11
Westmoreland Coal* (A)	98,300	578
World Fuel Services	8,701	335

		18,098

Financials — 36.6%
1st Source	14,280	441
Acadia Realty Trust‡	27,895	925
Agree Realty‡	15,100	513
Alexandria Real Estate Equities‡	1,000	90
American Assets Trust‡	20,095	771
American Campus Communities‡	20,455	846
American Homes 4 Rent, Cl A‡	36,385	606
Ameris Bancorp	244	8
Ames National, Cl B	800	19
AmTrust Financial Services	5,600	345
Anchor BanCorp Wisconsin*	2,400	104
Anworth Mortgage Asset‡	61,400	267
Apartment Investment & Management, Cl A‡	2,553	102
Apollo Commercial Real Estate Finance	19,300	333
Argo Group International Holdings	10,750	643
Arrow Financial	2,213	60
Ashford*	509	27
Ashford Hospitality Prime‡	6,381	93
Ashford Hospitality Trust‡	47,100	297
Aspen Insurance Holdings	12,900	623
Astoria Financial	150	2
AvalonBay Communities‡	844	155
Banc of California	17,800	260
BancFirst	2,250	132
Banco Latinoamericano de Exportaciones, Cl E	31,400	814
Bancorpsouth, Cl A	6,900	166
Bank of the Ozarks	13,600	673
BankFinancial	2,800	35
BankUnited	9,228	333
Banner	4,450	204
BBCN Bancorp	14,950	257

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
BBX Capital, Cl A*	1,200	$19
Beneficial Bancorp*	6,974	93
Berkshire Hills Bancorp	33,300	969
BlackRock Capital Investment	52,500	494
Blackstone Mortgage Trust, Cl A	41,532	1,111
Boston Private Financial Holdings	65,624	744
Boston Properties‡	735	94
Brandywine Realty Trust‡	24,200	331
Brixmor Property Group‡	2,550	66
Brookline Bancorp, Cl A	17,250	198
Bryn Mawr Bank	500	14
Camden National	10,400	459
Camden Property Trust‡	475	36
Capitol Federal Financial	71,595	899
Capstead Mortgage‡	20,300	177
Cascade Bancorp*	81,560	495
CatchMark Timber Trust, Cl A‡	128,900	1,458
Cathay General Bancorp	5,500	172
CBL & Associates Properties‡	28,700	355
Cedar Realty Trust‡	194,300	1,376
CenterState Banks	11,550	181
Central Pacific Financial	78,000	1,718
Chatham Lodging Trust‡	24,600	504
Chemical Financial	6,450	221
Chesapeake Lodging Trust‡	24,990	629
Citizens & Northern	1,000	21
City Holding	1,950	89
CNB Financial	2,450	44
CNO Financial Group	213,470	4,075
CoBiz Financial	63,007	846
Columbia Banking System	29,575	962
Columbia Property Trust‡	2,200	52
Community Bank System	500	20
Community Trust Bancorp	14,480	506
Corporate Office Properties Trust‡	34,217	747
CubeSmart‡	1,850	57
Customers Bancorp*	74,500	2,028
CVB Financial	2,450	41
CYS Investments‡	21,700	155
DCT Industrial Trust‡	18,810	703
DDR‡	4,100	69
Dime Community Bancshares	3,800	66
Douglas Emmett‡	30,940	965
Duke Realty‡	3,130	66
DuPont Fabros Technology‡	10,700	340
Dynex Capital‡ (A)	37,400	238
Eagle Bancorp*	33,622	1,697
EastGroup Properties‡	9,295	517
Education Realty Trust‡	42,074	1,594
Employers Holdings	73,159	1,997
Endurance Specialty Holdings	20,182	1,291
Enterprise Bancorp	700	16

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Enterprise Financial Services	4,550	$129
EPR Properties, Cl A‡	13,000	760
Equity Commonwealth*‡	71,225	1,975
Equity LifeStyle Properties‡	575	38
Equity One, Cl A‡	22,293	605
Equity Residential‡	2,300	188
Essex Property Trust‡	259	62
EverBank Financial, Cl A	46,210	738
Evercore Partners, Cl A	15,895	859
Extra Space Storage‡	475	42
Ezcorp, Cl A*	11,400	57
Farmers Capital Bank*	2,100	57
FBR	49,200	979
Federal Agricultural Mortgage, Cl C	12,800	404
Federated Investors, Cl B	10,810	310
FelCor Lodging Trust‡	105,700	772
Fidelity & Guaranty Life	3,800	96
Fidelity Southern	4,962	111
Financial Institutions	1,250	35
First American Financial	20,510	736
First Bancorp	4,050	76
First BanCorp Puerto Rico*	30,800	100
First Busey	17,533	362
First Business Financial Services	2,250	56
First Citizens BancShares, Cl A	1,200	310
First Commonwealth Financial	78,200	709
First Community Bancshares	24,295	453
First Defiance Financial	3,800	144
First Financial	3,100	105
First Financial Bancorp	3,700	67
First Foundation*	16,900	399
First Horizon National	53,851	782
First Interstate BancSystem, Cl A	23,250	676
First Merchants	5,950	151
First Midwest Bancorp	13,550	250
First NBC Bank Holding*	17,024	637
FirstMerit, Cl A	53,985	1,007
Flagstar Bancorp*	19,037	440
Flushing Financial	29,300	634
FNB (Pennsylvania)	19,650	262
FNFV Group*	61,500	691
Forest City Enterprises, Cl A*	26,310	577
Franklin Financial Network*	3,250	102
Franklin Street Properties‡	57,000	590
Fulton Financial	167,050	2,173
General Growth Properties‡	2,332	63
GEO Group‡	88,800	2,567
German American Bancorp	2,200	73
Glacier Bancorp, Cl A	35,135	932
Gladstone Commercial‡	15,900	232
Gramercy Property Trust‡	168,980	1,305
Great Southern Bancorp	3,400	154

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Great Western Bancorp	34,875	$1,012
Green Bancorp*	4,000	42
Guaranty Bancorp	3,150	52
Hancock Holding, Cl A	73,255	1,844
Hanmi Financial	3,850	91
Hanover Insurance Group, Cl A	46,140	3,753
Hatteras Financial‡	16,000	210
HCP‡	2,662	102
Heartland Financial USA	4,750	149
Hercules Technology Growth Capital, Cl A	73,501	896
Heritage Commerce	5,050	60
Heritage Financial	9,200	173
Heritage Oaks Bancorp	2,150	17
Hersha Hospitality Trust, Cl A‡	14,325	312
Highwoods Properties	17,470	762
Hilltop Holdings*	7,050	136
Home BancShares	18,455	748
Horace Mann Educators, Cl A	24,902	826
Hospitality Properties Trust‡	12,900	337
Host Hotels & Resorts‡	5,456	84
IBERIABANK	42,674	2,350
Independent Bank	750	16
Independent Bank Group	2,050	66
Infinity Property & Casualty	7,938	653
International Bancshares	26,800	689
Investors Bancorp	196,931	2,450
Kearny Financial	38,000	481
Kemper, Cl A	54,900	2,045
Kennedy-Wilson Holdings	58,300	1,404
Kimco Realty‡	2,300	61
Kite Realty Group Trust‡	1,850	48
Lakeland Bancorp	950	11
LaSalle Hotel Properties‡	23,875	601
LegacyTexas Financial Group	3,800	95
Lexington Realty Trust‡	38,487	308
Liberty Property Trust‡	1,150	36
Macerich‡	1,611	130
Mack-Cali Realty‡	15,200	355
Maiden Holdings	138,100	2,059
MainSource Financial Group	32,593	746
MB Financial	24,311	787
Mercantile Bank	3,200	79
Meridian Bancorp	106,900	1,507
Meta Financial Group	2,200	101
Metro Bancorp	1,850	58
MFA Financial‡	45,000	297
MGIC Investment*	13,650	121
MidWestOne Financial Group	300	9
Mortgage Investment Trust‡	16,600	213
National Bank Holdings, Cl A	71,890	1,536
National Bankshares, Cl A (A)	1,100	39
National Penn Bancshares	3,750	46

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NBT Bancorp	8,100	$226
Nelnet, Cl A	12,400	416
Northfield Bancorp	102,800	1,637
Northwest Bancshares	13,575	182
OceanFirst Financial	24,200	485
OFG Bancorp	37,050	271
Old National Bancorp, Cl A	92,000	1,248
Old Second Bancorp*	5,750	45
Oppenheimer Holdings, Cl A	11,000	191
Opus Bank	1,300	48
Pacific Continental	3,950	59
PacWest Bancorp	37,062	1,597
Paramount Group‡	1,900	34
Park Sterling	1,100	8
Peapack Gladstone Financial	2,900	60
Pebblebrook Hotel Trust‡	23,824	668
PennyMac Financial Services, Cl A*	4,000	61
PennyMac Mortgage Investment Trust‡	18,700	285
Peoples Bancorp	1,800	34
People’s Utah Bancorp	1,700	29
Piedmont Office Realty Trust, Cl A‡	25,550	482
Pinnacle Financial Partners	550	28
Piper Jaffray*	7,900	319
Popular	62,900	1,783
Post Properties‡	550	33
Preferred Bank	4,500	149
Primerica	9,600	453
PrivateBancorp, Cl A	22,700	931
ProLogis‡	4,389	188
Prosperity Bancshares	21,125	1,011
Provident Financial Services	11,850	239
Public Storage‡	757	188
QCR Holdings (A)	2,400	58
QTS Realty Trust*	17,510	790
Radian Group	63,475	850
RAIT Financial Trust‡	9,799	26
Regency Centers‡	881	60
Renasant	23,930	823
Republic Bancorp, Cl A	16,500	436
Retail Opportunity Investments‡	1,900	34
RMR Group*	839	12
Rouse Properties‡ (A)	85,700	1,248
Safeguard Scientifics*	31,272	454
Sberbank of Russia Via SB Capital*	1,400	21
Select Income‡	35,300	700
Selective Insurance Group	23,785	799
Senior Housing Properties Trust‡	5,000	74
Seritage Growth Properties‡ (A)	24,600	989
Sierra Bancorp	2,200	39
Simmons First National, Cl A	100	5
Simon Property Group‡	1,544	300
SL Green Realty‡	292	33

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
South State	3,616	$260
Starwood Waypoint Residential Trust‡	46,600	1,055
State Bank Financial	85,600	1,800
Sterling Bancorp	84,952	1,378
Stock Yards Bancorp	1,950	74
Stonegate Bank	1,000	33
Summit Hotel Properties‡	58,200	696
Sunstone Hotel Investors‡	44,525	556
Talmer Bancorp, Cl A	11,450	207
Taubman Centers‡	650	50
TCF Financial	124,019	1,751
Territorial Bancorp	3,400	94
Texas Capital Bancshares*	1,200	59
THL Credit	34,400	368
Tompkins Financial	8,000	449
TowneBank	500	10
TriCo Bancshares	6,650	182
TriState Capital Holdings*	6,050	85
Triumph Bancorp*	5,450	90
Trustmark	11,100	256
Two Harbors Investment‡	52,900	429
UDR‡	2,150	81
UMB Financial	1,550	72
Umpqua Holdings	64,869	1,031
Union Bankshares	18,400	464
United Bankshares	3,020	112
United Community Banks	69,000	1,345
Universal Insurance Holdings (A)	7,400	172
Univest Corp of Pennsylvania	10,887	227
Validus Holdings	27,291	1,263
Valley National Bancorp	8,500	84
Ventas‡	1,719	97
Vornado Realty Trust‡	1,650	165
Walker & Dunlop*	1,500	43
Washington Federal	13,300	317
Webster Financial	27,435	1,020
Welltower‡	2,730	186
WesBanco	10,000	300
West Bancorporation	2,250	44
Western Alliance Bancorp*	48,055	1,723
Western Asset Mortgage Capital‡ (A)	17,800	182
Wilshire Bancorp	12,700	147
Wintrust Financial	19,045	924
World Acceptance*	5,149	191
WP GLIMCHER‡	62,530	663
WSFS Financial	35,525	1,150
Yadkin Financial	74,365	1,872

		144,090

Health Care — 5.0%
Accuray* (A)	338,500	2,285
Air Methods*	12,900	541

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Alere*	7,000	$274
Amsurg*	26,287	1,998
Charles River Laboratories International*	11,265	906
Conmed	15,735	693
Cynosure, Cl A*	19,245	860
Emergent BioSolutions*	21,800	872
Exactech*	12,600	229
Globus Medical, Cl A*	29,915	832
Greatbatch*	33,335	1,750
HealthSouth	38,624	1,345
Kindred Healthcare	15,900	189
Landauer	12,500	411
Lannett* (A)	8,600	345
LifePoint Hospitals*	8,400	617
Ligand Pharmaceuticals*	5,230	567
Magellan Health*	7,385	455
Myriad Genetics* (A)	13,045	563
PerkinElmer	14,019	751
PhotoMedex*	18,900	9
Prestige Brands Holdings, Cl A*	15,910	819
SciClone Pharmaceuticals*	9,400	86
Select Medical Holdings*	29,500	351
Teleflex	3,876	509
Trinity Biotech ADR (A)	125,200	1,472

		19,729

Industrials — 13.3%
AAR	20,200	531
ACCO Brands*	62,600	446
Actuant, Cl A	23,044	552
Aegion, Cl A*	15,700	303
Air Transport Services Group*	50,500	509
Aircastle	20,300	424
Alamo Group	5,400	281
Alaska Air Group	4,500	362
Altra Industrial Motion	13,208	331
American Railcar Industries (A)	5,800	268
Ampco-Pittsburgh	7,500	77
Apogee Enterprises	13,660	594
ARC Document Solutions*	148,300	655
ArcBest	9,200	197
Atlas Air Worldwide Holdings*	10,200	422
Barnes Group	41,420	1,466
Briggs & Stratton	17,900	310
Celadon Group	18,300	181
CIRCOR International	11,125	469
Clean Harbors*	14,063	586
Covanta Holding	33,200	514
Curtiss-Wright	16,764	1,148
Deluxe	8,100	442
EMCOR Group	49,129	2,360
Engility Holdings*	17,400	565

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ennis	13,200	$254
EnPro Industries	12,368	542
Essendant	6,500	211
Forward Air	18,120	779
FreightCar America, Cl A	69,600	1,352
FTI Consulting*	11,830	410
G&K Services	21,942	1,380
Generac Holdings*	40,253	1,198
Great Lakes Dredge & Dock*	488,300	1,934
H&E Equipment Services	14,800	259
Hawaiian Holdings*	18,300	647
Hexcel, Cl A	13,628	633
Hillenbrand	10,600	314
Huron Consulting Group*	16,866	1,002
Hyster-Yale Materials Handling	8,000	420
ICF International, Cl A*	62,400	2,219
Interface, Cl A	74,306	1,422
ITT	38,599	1,402
JetBlue Airways*	12,400	281
Kadant	22,301	906
KAR Auction Services	11,011	408
KBR	34,500	584
Keyw Holding, Cl A* (A)	98,000	590
Korn/Ferry International	12,562	417
LB Foster, Cl A	5,700	78
Lydall*	14,111	501
Matson	15,895	678
Meritor*	40,300	337
Multi-Color	9,730	582
Navigant Consulting*	12,700	204
Northwest Pipe*	26,579	297
Orion Marine Group*	182,600	761
Pitney Bowes	44,800	925
Primoris Services	32,900	725
Proto Labs*	13,120	836
Quad	18,500	172
Rand Logistics* (A)	71,700	115
Regal Beloit	23,488	1,375
Republic Airways Holdings*	35,200	138
RR Donnelley & Sons	18,986	279
Scorpio Bulkers*	25,400	251
Skywest	15,800	301
Standex International	15,980	1,329
TAL International Group	10,400	165
Team*	14,830	474
Teledyne Technologies*	3,987	354
Tetra Tech	24,133	628
Textainer Group Holdings (A)	8,400	119
Titan Machinery* (A)	65,100	712
Toro	10,815	790
TriMas*	34,651	646
TriNet Group*	28,640	554

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Triumph Group	40,455	$1,608
Tutor Perini*	78,600	1,316
VSE	3,500	218
Wabash National*	40,100	474
Watts Water Technologies, Cl A	10,957	544
Werner Enterprises	16,900	395

		52,438

Information Technology — 10.4%
ACI Worldwide*	36,410	779
Acxiom*	59,251	1,240
Amkor Technology*	76,200	463
Applied Micro Circuits*	93,400	595
Belden	16,260	775
Benchmark Electronics*	30,800	637
Black Box	12,300	117
Blackbaud, Cl A	12,840	846
Booz Allen Hamilton Holding, Cl A	23,020	710
BroadSoft*	22,460	794
CACI International, Cl A*	8,950	830
Cadence Design Systems*	47,680	992
Ciber*	226,900	796
Coherent*	6,727	438
CommVault Systems*	17,985	708
Computer Task Group	34,200	226
comScore*	14,305	589
Convergys	29,575	736
CSG Systems International	18,300	658
Diebold	15,308	461
Digi International*	53,000	603
Entegris*	62,455	829
ePlus*	2,800	261
Exar*	304,100	1,864
ExlService Holdings*	15,714	706
Fabrinet*	15,612	372
Fair Isaac	7,058	665
Finisar*	48,067	699
Heartland Payment Systems	7,444	706
Infinera*	38,130	691
Inphi*	30,465	823
Insight Enterprises*	27,600	693
Intralinks Holdings, Cl A*	53,586	486
Ixia*	54,477	677
j2 Global	22,770	1,874
Kulicke & Soffa Industries*	29,000	338
Littelfuse	13,356	1,429
Lumentum Holdings*	14,900	328
M/A-COM Technology Solutions*	17,527	717
Mentor Graphics	15,600	287
Mercury Systems*	19,400	356
Microsemi*	18,355	598
MKS Instruments	17,097	616

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MoneyGram International*	26,500	$166
Monolithic Power Systems	8,770	559
Multi- Fineline Electronix*	3,600	75
NETGEAR*	15,500	650
Photronics*	28,300	352
Plantronics	9,100	432
PTC*	20,933	725
QAD, Cl A	34,400	706
QLogic*	32,500	397
Sanmina*	27,400	564
Semtech*	33,163	627
SuperCom*	86,200	450
SYNNEX	4,700	423
Take-Two Interactive Software, Cl A*	24,065	838
Tech Data*	8,800	584
TeleTech Holdings	7,300	204
Ultra Clean Holdings*	32,000	164
Ultratech*	53,700	1,064
Verint Systems*	15,300	621
Virtusa*	17,130	708
Xcerra*	106,900	647

		40,964

Materials — 3.0%
Allegheny Technologies	74,451	838
Berry Plastics Group*	38,094	1,378
Cabot	26,426	1,080
Carpenter Technology	16,400	496
Chemtura*	27,130	740
Clearwater Paper*	6,700	305
Domtar	7,700	284
Glatfelter	14,800	273
Headwaters, Cl A*	43,110	727
Huntsman	21,700	247
Innophos Holdings	14,207	412
Innospec	5,300	288
Kaiser Aluminum	3,300	276
Minerals Technologies	11,940	548
Neenah Paper, Cl A	500	31
Novagold Resources* (A)	105,000	442
Olin	21,229	366
PolyOne	21,570	685
Schweitzer-Mauduit International	10,400	437
Sensient Technologies	17,891	1,124
Silgan Holdings	19,193	1,031

		12,008

Telecommunication Services — 0.5%
Cogent Communications Holdings	12,122	421
Inteliquent	15,700	279
Iridium Communications* (A)	137,000	1,152

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Spok Holdings	11,600	$212

		2,064

Utilities — 4.2%
ALLETE	24,860	1,264
Avista	13,700	484
Black Hills, Cl A	7,100	330
Cadiz* (A)	50,400	265
Chesapeake Utilities	23,705	1,345
Empire District Electric	31,400	881
Great Plains Energy	49,606	1,355
Idacorp, Cl A	19,854	1,350
Laclede Group	27,070	1,608
NorthWestern	6,197	336
PNM Resources	78,693	2,406
Portland General Electric	104,859	3,814
Southwest Gas	19,355	1,068

		16,506

Total Common Stock (Cost $337,665) ($ Thousands)		353,461

	Face Amount ($ Thousands)

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bill
0.136%, 02/04/16 (B) (C)	$1,387	1,387

Total U.S. Treasury Obligation (Cost $1,387) ($ Thousands)		1,387

	Shares

EXCHANGE TRADED FUND — 0.1%

Exchange Traded Fund — 0.1%
iShares Russell 2000 ETF	3,116	351

Total Exchange Traded Fund (Cost $230) ($ Thousands)		351

AFFILIATED PARTNERSHIP — 4.0%
SEI Liquidity Fund, L.P. 0.260%**† (D)	15,838,111	15,838

Total Affiliated Partnership (Cost $15,838) ($ Thousands)		15,838

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 9.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.230%**†	39,221,570	$39,222

Total Cash Equivalent (Cost $39,222) ($ Thousands)		39,222

Total Investments — 104.1% (Cost $394,342) ($ Thousands) @		$410,259

A list of the open futures contracts held by the Fund at December 31, 2015 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	229	Mar-2016	$311

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $394,262 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.

†	Investment in Affiliated Security.

‡‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $15,368 ($ Thousands).

(B)	The rate reported is the effective yield at time of purchase.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2015 was $15,838 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

L.P. — Limited Partnership

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $394,342 ($ Thousands), and the unrealized appreciation and depreciation were $48,931 ($ Thousands) and $(33,014) ($ Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$353,461	$—	$—	$353,461
Exchange Traded Fund	351	—	—	351
Cash Equivalent	39,222	—	—	39,222
Affiliated Partnership	—	15,838	—	15,838
U.S. Treasury Obligation	—	1,387	—	1,387

Total Investments in Securities	$393,034	$17,225	$—	$410,259

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Concluded)

December 31, 2015

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$311	$—	$—	$311

Total Other Financial Instruments	$311	$—	$—	$311

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 12/31/2015	Dividend Income
SEI Liquidity Fund, L.P.	$16,899	$20,718	$(21,779)	$15,838	$92
SEI Daily Income Trust, Prime Obligation Fund, Class A	14,504	85,412	(60,694)	39,222	6

Totals	$31,403	$106,130	$(82,473)	$55,060	$98

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 93.0%

Consumer Discretionary — 15.9%
2U*	88,724	$2,482
AMC Entertainment Holdings, Cl A	1,102	26
American Eagle Outfitters	13,820	214
Arctic Cat	19,211	315
Bassett Furniture Industries	6,241	157
Big Lots	2,817	109
Black Diamond*	12,193	54
Bloomin’ Brands	9,440	159
Boot Barn Holdings*	65,297	803
Boyd Gaming*	40,032	795
Bright Horizons Family Solutions*	12,023	803
Buffalo Wild Wings*	3,123	499
Build-A-Bear Workshop*	12,737	156
Burlington Stores*	18,459	792
Caleres	3,347	90
Callaway Golf	37,737	355
Capella Education	1,175	54
Carmike Cinemas*	37,233	854
Cato, Cl A	5,400	199
Cavco Industries*	3,910	326
Cheesecake Factory	756	35
Chegg*	33,565	226
Chico’s FAS	937	10
Chuy’s Holdings*	31,804	997
Citi Trends	7,393	157
Cooper Tire & Rubber	15,484	586
Cooper-Standard Holding*	3,402	264
Core-Mark Holding, Cl A	9,748	799
Cracker Barrel Old Country Store	1,341	170
Culp	5,709	145
Dave & Buster’s Entertainment*	20,824	869
Del Frisco’s Restaurant Group*	72,935	1,168
Denny’s, Cl A*	13,235	130
Diamond Resorts International*	41,777	1,066
DineEquity	249	21
Dorman Products*	16,763	796
Drew Industries*	2,207	134
Dunkin’ Brands Group	19,234	819
Entravision Communications, Cl A	9,500	73
Expedia	1	—
Express*	21,303	368
Fenix Parts*	70,449	478
Five Below*	49,694	1,595
Francesca’s Holdings*	3,300	57
Grand Canyon Education*	30,015	1,204
Gray Television*	29,686	484
Helen of Troy*	2,081	196
Hibbett Sports*	37,022	1,120
Hooker Furniture	3,560	90
Houghton Mifflin Harcourt*	2,136	47
HSN, Cl A	1,768	90

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Isle of Capri Casinos*	2,235	$31
Jack in the Box	24,028	1,843
Kate Spade*	13,960	248
Kirkland’s*	1,098	16
La Quinta Holdings*	13,071	178
La-Z-Boy, Cl Z	2,911	71
LifeLock*	16,860	242
Lithia Motors, Cl A	15,315	1,634
Malibu Boats, Cl A*	38,507	630
Marriott Vacations Worldwide	206	12
MDC Partners, Cl A	64,898	1,410
Men’s Wearhouse	13,900	204
Monro Muffler	11,952	791
Motorcar Parts of America*	6,478	219
National CineMedia	172,459	2,709
Nautilus*	788	13
New York Times, Cl A	3,470	47
Nexstar Broadcasting Group, Cl A	6,503	382
Nutrisystem	9,383	203
Ollie’s Bargain Outlet Holdings*	44,638	759
Overstock.com*	5,304	65
Oxford Industries, Cl A	2,769	177
Papa John’s International, Cl A	809	45
Papa Murphy’s Holdings*	63,682	717
Penske Auto Group, Cl A	10,036	425
PetMed Express	3,028	52
Pinnacle Entertainment*	2,895	90
Planet Fitness, Cl A*	29,798	466
Pool	23,007	1,859
Rentrak*	9,671	460
Ruth’s Chris Steak House	20,550	327
Sally Beauty Holdings*	37,946	1,058
Select Comfort*	6,000	128
Six Flags Entertainment	6,410	352
Skullcandy*	2,042	10
Strayer Education*	1,561	94
Tempur-Pedic International*	13,336	940
Tenneco*	2,822	130
Texas Roadhouse, Cl A	28,326	1,013
Tile Shop Holdings*	25,040	411
Tower International	8,876	254
TRI Pointe Group*	26,373	334
Tumi Holdings*	47,898	797
Vail Resorts	6,400	819
Vince Holding*	46,153	211
Visteon*	2,255	258
Vitamin Shoppe*	8,223	269
Wayfair, Cl A*	22,529	1,073
Weight Watchers International*	11,022	251
William Lyon Homes, Cl A*	50,416	832
Winmark	6,778	630
Wolverine World Wide	87,042	1,454

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ZAGG*	22,874	$250
Zoe’s Kitchen*	11,154	312
Zumiez*	4,600	70

		51,711

Consumer Staples — 1.8%
Boston Beer, Cl A*	90	18
Casey’s General Stores	2,723	328
Central Garden & Pet, Cl A*	4,594	63
Chefs’ Warehouse Holdings*	23,159	386
Dean Foods	24,529	421
Diamond Foods*	14,135	545
Fresh Del Monte Produce	5,177	201
Fresh Market*	5,217	122
Freshpet*	68,394	581
Ingles Markets, Cl A	3,818	168
J&J Snack Foods	1,600	187
John B Sanfilippo & Son*	8,576	463
Lancaster Colony	4,374	505
Medifast	8,112	246
National Beverage, Cl A*	303	14
Pinnacle Foods	6,731	286
Post Holdings*	4,451	275
Seaboard*	18	52
Sprouts Farmers Market*	17,726	471
TreeHouse Foods*	2,804	220
USANA Health Sciences*	1,215	155

		5,707

Energy — 2.1%
Carrizo Oil & Gas*	18,346	543
Delek US Holdings	12,176	299
Dril-Quip*	5,565	330
Era Group*	53,457	596
Evolution Petroleum	244,000	1,174
Forum Energy Technologies*	18,562	231
ION Geophysical*	69,064	35
Laredo Petroleum*	28,974	231
Matador Resources*	17,299	342
Oil States International*	11,834	322
Parsley Energy, Cl A*	12,647	233
PBF Energy, Cl A	6,773	249
Prothena*	10,096	688
RigNet, Cl A*	62,256	1,288
TETRA Technologies*	36,816	277
Western Refining	1,841	66

		6,904

Financials — 6.6%
Alexander’s‡	99	38
American Assets Trust‡	1,664	64
AmTrust Financial Services	6,391	394

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Associated Capital Group*	218	$7
Bank of the Ozarks	21,319	1,054
BBCN Bancorp	14,890	256
BGC Partners, Cl A	19,900	195
BofI Holding*	12,840	270
Capital Bank Financial, Cl A	7,584	243
CoreSite Realty‡	1,218	69
CubeSmart‡	17,944	549
CyrusOne‡	8,815	330
DuPont Fabros Technology‡	1,131	36
Easterly Acquisition*	95,096	953
EastGroup Properties‡	307	17
Employers Holdings	1,474	40
Enova International*	1,920	13
Essent Group*	2,742	60
Evercore Partners, Cl A	9,387	508
FCB Financial Holdings, Cl A*	8,572	307
Financial Engines	45,318	1,526
First Cash Financial Services*	1,028	38
GAMCO Investors, Cl A	339	11
Great Western Bancorp	10,760	312
Heritage Insurance Holdings	6,930	151
Highwoods Properties	7,417	323
HomeStreet*	13,505	293
Houlihan Lokey, Cl A	13,450	353
IBERIABANK	4,834	266
International. FCStone*	4,643	155
Investment Technology Group	4,768	81
Janus Capital Group	2,247	32
Jernigan Capital‡	27,931	418
LaSalle Hotel Properties‡	45,595	1,147
LendingTree*	2,432	217
Marcus & Millichap*	671	20
MarketAxess Holdings	34	4
MGIC Investment*	4,749	42
National General Holdings	12,365	270
National Health Investors‡	1,099	67
National Storage Affiliates Trust‡	73,933	1,266
Pace Holdings*	90,452	914
PennantPark Investment	151,442	936
Potlatch	1,497	45
PRA Group*	2,385	83
PrivateBancorp, Cl A	25,176	1,033
PS Business Parks	101	9
QTS Realty Trust*	1,350	61
RE, Cl A	15,124	564
Regional Management*	555	9
RLJ Lodging Trust	2,337	51
Ryman Hospitality Properties‡	2,095	108
Sabra Health Care‡	2,200	44
ServisFirst Bancshares	5,979	284
Signature Bank NY, Cl B*	7,761	1,190

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Simmons First National, Cl A	4,805	$247
Sovran Self Storage	4,981	534
Stifel Financial*	9,366	397
Sun Communities‡	351	24
SVB Financial Group, Cl B*	4,683	557
Texas Capital Bancshares*	9,096	450
Universal Insurance Holdings	1,870	43
Urban Edge Properties‡	4,248	100
Value Creation* (A) (B)	145,600	55
Walker & Dunlop*	1,559	45
Western Alliance Bancorp*	15,726	564
WisdomTree Investments	40,712	638

		21,380

Health Care — 22.6%
ABIOMED*	13,955	1,260
Acadia Healthcare, Cl A*	20,363	1,272
ACADIA Pharmaceuticals*	25,642	914
Accelerate Diagnostics*	20,046	431
Acceleron Pharma*	9,947	485
Achillion Pharmaceuticals*	5,719	62
Adamas Pharmaceuticals*	9,150	259
Addus HomeCare*	11,172	260
Aerie Pharmaceuticals*	6,870	167
Agenus*	13,532	61
Aimmune Therapeutics*	9,003	166
Akebia Therapeutics*	25,262	326
Akorn*	12,866	480
Alder Biopharmaceuticals*	7,689	254
Align Technology*	8,530	562
AMAG Pharmaceuticals*	4,732	143
Amedisys*	6,367	250
Amicus Therapeutics*	30,456	295
AMN Healthcare Services*	12,887	400
Amsurg*	6,730	511
Anacor Pharmaceuticals*	10,595	1,197
Anika Therapeutics*	3,844	147
Anthera Pharmaceuticals*	16,037	74
Applied Genetic Technologies*	4,379	89
Aratana Therapeutics*	15,457	86
Ariad Pharmaceuticals*	3,111	19
Arrowhead Research*	28,485	175
Atara Biotherapeutics*	17,423	460
Avalanche Biotechnologies*	4,170	40
Axovant Sciences*	12,693	229
Bellicum Pharmaceuticals*	13,915	282
BioDelivery Sciences International*	140,185	672
Bio-Rad Laboratories, Cl A*	2,001	277
BioSpecifics Technologies*	8,501	365
BioTelemetry*	6,962	81
Bluebird Bio*	6,561	421
Cambrex*	14,372	677

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cantel Medical	578	$36
Capital Senior Living*	55,881	1,166
Cara Therapeutics*	10,324	174
Cardiovascular Systems*	4,160	63
Castlight Health, Cl B*	113,098	483
Catalent*	3,946	99
Celldex Therapeutics, Cl A*	4,900	77
Cempra*	141	4
Chemed	1,046	157
Chiasma*	7,488	147
Chimerix*	21,250	190
Clovis Oncology*	1,320	46
Coherus Biosciences*	14,663	337
Concert Pharmaceuticals*	4,867	92
Corcept Therapeutics*	10,861	54
CorMedix*	15,682	32
Cross Country Healthcare*	21,113	346
Curis*	18,885	55
Cynosure, Cl A*	23,422	1,046
Cytokinetics*	27,205	285
DBV Technologies ADR*	16,867	612
Depomed*	2,954	54
DexCom*	6,140	503
Dicerna Pharmaceuticals*	6,255	74
Diplomat Pharmacy*	16,402	561
Durect*	44,741	99
Dyax*	7,184	270
Dynavax Technologies*	12,121	293
Eagle Pharmaceuticals*	4,444	394
Emergent BioSolutions*	8,800	352
Enanta Pharmaceuticals*	6,388	211
Endologix*	94,541	936
Ensign Group	7,198	163
Evolent Health, Cl A*	21,876	265
Exact Sciences*	41,033	379
Exelixis*	15,377	87
FibroGen*	26,824	817
Five Prime Therapeutics*	4,679	194
Flamel Technologies ADR*	83,556	1,020
GenMark Diagnostics*	52,761	409
Genocea Biosciences*	2,600	14
Glaukos*	8,399	207
Global Blood Therapeutics*	321	10
Globus Medical, Cl A*	40,882	1,137
GW Pharmaceuticals ADR*	2,153	150
Halozyme Therapeutics*	26,862	466
HealthSouth	10,768	375
Heron Therapeutics*	7,280	194
Hill-Rom Holdings	6,199	298
Horizon Pharma*	19,096	414
ICON*	7,488	582
ICU Medical*	3,395	383

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ignyta*	27,990	$375
ImmunoGen*	9,143	124
Insmed*	25,243	458
Insulet*	27,210	1,029
Integra LifeSciences Holdings*	10,709	726
Intra-Cellular Therapies, Cl A*	7,655	412
Intrexon*	6,431	194
Ironwood Pharmaceuticals, Cl A*	436	5
K2M Group Holdings*	49,648	980
Kite Pharma*	11,474	707
Lannett*	2,721	109
LDR Holding*	72,425	1,819
LeMaitre Vascular	1,002	17
Lexicon Pharmaceuticals*	647	9
LHC Group*	1,774	80
Ligand Pharmaceuticals*	8,027	870
Lipocine*	18,235	236
LivaNova*	1,949	116
Luminex*	8,700	186
MacroGenics*	3,795	118
MannKind*	11,820	17
Marinus Pharmaceuticals*	69,100	528
Masimo*	8,463	351
MedAssets*	2,829	88
Medgenics*	1,897	11
Medicines*	6,330	236
Medidata Solutions*	10,252	505
Merrimack Pharmaceuticals*	5,138	41
MiMedx Group*	5,185	49
Mirati Therapeutics*	386	12
Molina Healthcare*	31,123	1,871
Momenta Pharmaceuticals*	13,851	206
Myriad Genetics*	3,399	147
National Research, Cl A	20,395	327
Natus Medical*	22,674	1,089
Nektar Therapeutics*	22,635	381
NeoGenomics*	32,644	257
Neovasc*	30,503	137
Neurocrine Biosciences*	22,696	1,284
Neuroderm*	23,089	394
Nevro*	23,369	1,578
Novadaq Technologies*	84,523	1,077
Novavax*	12,677	106
NuVasive*	2,426	131
NxStage Medical*	25,772	565
Ophthotech*	4,662	366
OraSure Technologies*	15,772	102
Otonomy*	16,742	465
OvaScience*	50,948	498
Pacific Biosciences of California*	32,422	426
Pacira Pharmaceuticals*	3,205	246
Penumbra*	3,367	181

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pernix Therapeutics Holdings*	23,727	$70
Pfenex*	3,571	44
Phibro Animal Health, Cl A	1,815	55
Portola Pharmaceuticals, Cl A*	16,214	834
POZEN*	2,524	17
Premier, Cl A*	13,419	473
Prestige Brands Holdings, Cl A*	28,612	1,473
PTC Therapeutics*	7,050	228
Quidel*	23,015	488
Radius Health*	10,230	630
RadNet*	10,014	62
Raptor Pharmaceutical*	14,683	76
REGENXBIO*	8,451	140
Repligen*	17,104	484
Retrophin*	2,614	50
Revance Therapeutics*	35,390	1,209
RTI Biologics*	9,877	39
Sage Therapeutics*	12,524	730
Sagent Pharmaceuticals*	16,471	262
Sarepta Therapeutics*	2,090	81
SciClone Pharmaceuticals*	51,584	475
SeaSpine Holdings*	898	15
Sequenom*	14,095	23
Seres Therapeutics*	5,040	177
Sirona Dental Systems, Cl A*	4,176	458
Sorrento Therapeutics*	7,104	62
Spark Therapeutics*	12,990	589
Spectranetics*	60,100	905
STERIS	2,900	218
Sucampo Pharmaceuticals, Cl A*	15,713	272
Supernus Pharmaceuticals*	52,911	711
Surgical Care Affiliates*	19,185	764
SurModics*	380	8
Synergy Pharmaceuticals*	39,849	226
Syneron Medical*	45,654	352
Team Health Holdings*	13,639	599
TESARO*	11,578	606
TherapeuticsMD*	69,626	722
Trevena*	29,075	305
Trupanion*	64,704	632
Ultragenyx Pharmaceutical*	9,184	1,030
Unilife*	208,739	103
US Physical Therapy	7,554	406
Veeva Systems, Cl A*	32,063	925
Versartis*	57,801	716
WellCare Health Plans*	12,274	960
West Pharmaceutical Services	2,778	167
Xencor*	40,534	593
Zafgen*	1,858	12
Zeltiq Aesthetics*	6,435	184

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ZIOPHARM Oncology*	5,973	$50

		73,613

Industrials — 16.8%
Acuity Brands	3,449	806
Advanced Drainage Systems	14,678	353
Allegiant Travel, Cl A	742	125
Allied Motion Technologies	485	13
American Woodmark*	3,631	290
Apogee Enterprises	34,490	1,501
ArcBest	5,121	110
Argan	299	10
Astronics, Cl B*	1,613	66
Barrett Business Services	1,503	65
Beacon Roofing Supply*	6,731	277
Blount International*	7,335	72
Builders FirstSource*	22,019	244
Caesarstone Sdot-Yam*	12,901	559
Carlisle	15,303	1,357
CEB	25,438	1,562
Clean Harbors*	55,061	2,293
Comfort Systems USA	15,090	429
Continental Building Products*	6,128	107
Covenant Transportation Group, Cl A*	2,624	50
Curtiss-Wright	149	10
Deluxe	1,100	60
Dycom Industries*	13,237	926
Exponent	3,352	167
Fortune Brands Home & Security	7,203	400
Forward Air	31,584	1,358
FreightCar America, Cl A	2,327	45
G&K Services	450	28
Genesee & Wyoming, Cl A*	9,614	516
Gibraltar Industries*	9,645	245
Global Brass & Copper Holdings	3,200	68
GP Strategies*	408	10
Graco	6,761	487
H&E Equipment Services	28,967	506
Hawaiian Holdings*	3,391	120
Heartland Express	95,040	1,618
Heico, Cl A	30,577	1,504
HEICO	11,233	611
Heidrick & Struggles International	4,489	122
Heritage-Crystal Clean*	170,136	1,803
Hexcel, Cl A	29,361	1,364
Huron Consulting Group*	24,009	1,426
Hyster-Yale Materials Handling	236	12
IDEX	8,837	677
InnerWorkings*	86,042	645
Insperity, Cl A	10,000	482
Interface, Cl A	22,670	434
John Bean Technologies, Cl A	16,775	836

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kennametal	16,221	$311
Kforce	18,032	456
Kirby*	11,248	592
Korn/Ferry International	10,886	361
Lennox International	6,449	806
Lincoln Electric Holdings	8,911	462
Masonite International*	7,674	470
MasTec*	53,562	931
Matson	8,430	359
Meritor*	858	7
Middleby*	9,684	1,045
MSC Industrial Direct, Cl A	14,972	843
Old Dominion Freight Line, Cl A*	8,649	511
On Assignment*	49,637	2,231
Park-Ohio Holdings	23,728	873
Patrick Industries*	8,161	355
Paylocity Holding*	18,832	764
Power Solutions International*	16,066	293
Proto Labs*	13,487	859
RBC Bearings*	6,381	412
Resources Connection	1,681	27
Ritchie Bros. Auctioneers	33,711	813
Roadrunner Transportation Systems*	45,329	427
Rush Enterprises, Cl A*	18,015	394
Saia*	27,500	612
SolarCity*	5,210	266
SP Plus*	73,931	1,767
Standex International	382	32
Steelcase, Cl A	95,838	1,428
Sunrun*	18,236	215
Swift Transportation, Cl A*	73,723	1,019
Tennant	24,045	1,353
Trex*	19,665	748
TriNet Group*	51,865	1,004
TrueBlue*	36,544	941
United Rentals*	4,457	323
USA Truck*	5,038	88
Valmont Industries	1,660	176
Vectrus*	367	8
Viad	7,829	221
Virgin America*	1,097	40
WageWorks*	32,794	1,488
Watsco	6,436	754
WESCO International*	8,479	370
West	3,402	73
XPO Logistics*	9,482	258
YRC Worldwide*	7,799	111

		54,666

Information Technology — 25.4%
A10 Networks*	9,370	61
Acxiom*	53,789	1,125

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Advanced Energy Industries*	13,409	$379
Alliance Fiber Optic Products*	8,117	123
Ambarella*	1,561	87
Applied Optoelectronics*	14,223	244
Aspen Technology*	18,354	693
Atlassian, Cl A*	21,441	645
Autobytel*	15,557	351
AVG Technologies*	9,531	191
Barracuda Networks*	29,474	551
Benefitfocus*	10,650	388
Blackbaud, Cl A	8,518	561
Blackhawk Network Holdings, Cl A*	1,116	49
BroadSoft*	8,387	297
Cabot Microelectronics*	4,467	196
CACI International, Cl A*	2,677	248
CalAmp*	100,484	2,003
Callidus Software*	119,279	2,215
Carbonite*	112,058	1,098
Cardtronics*	19,294	649
Cass Information Systems	16,119	829
Cavium*	20,402	1,341
ChannelAdvisor*	103,706	1,436
Ciena*	57,346	1,186
Cimpress*	18,351	1,489
Cirrus Logic*	5,029	149
Coherent*	4,659	303
CommVault Systems*	410	16
comScore*	431	18
Constant Contact*	1,601	47
Cornerstone OnDemand*	55,273	1,909
CoStar Group*	7,000	1,447
CSG Systems International	3,403	122
Demandware*	25,339	1,368
Descartes Systems Group*	24,072	483
Diebold	6,917	208
DTS*	22,089	499
EarthLink Holdings	9,903	74
Electronics For Imaging*	5,371	251
Ellie Mae*	4,952	298
Envestnet*	21,578	644
EPAM Systems*	4,862	382
ePlus*	2,023	189
Euronet Worldwide*	13,545	981
Everyday Health*	1,175	7
Exa*	105,238	1,222
Exar*	3,451	21
ExlService Holdings*	1,309	59
Extreme Networks*	28,519	116
Fair Isaac	979	92
Fleetmatics Group*	22,257	1,130
FormFactor*	19,416	175
Forrester Research	13,997	399

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Fortinet*	7,848	$245
Gigamon*	15,500	412
GoDaddy, Cl A*	28,073	900
GrubHub*	18,109	438
GTT Communications*	12,187	208
Guidewire Software, Cl Z*	36,952	2,223
Hackett Group	4,526	73
Heartland Payment Systems	6,400	607
HubSpot*	27,025	1,522
Immersion*	19,924	232
Imperva*	14,765	935
Infoblox*	122,150	2,246
Inphi*	37,735	1,020
Instructure*	9,090	189
Integrated Device Technology*	25,383	669
Internap*	1,964	13
Ixia*	13,179	164
j2 Global	5,349	440
Littelfuse	600	64
LivePerson*	113,145	764
LogMeIn*	4,991	335
Luxoft Holding, Cl A*	6,104	471
M/A-COM Technology Solutions*	20,823	851
Manhattan Associates*	9,162	606
Marketo*	66,697	1,915
Mattson Technology*	33,946	120
MAXIMUS	31,863	1,792
MaxLinear, Cl A*	20,144	297
Mellanox Technologies*	4,823	203
Mesa Laboratories	4,650	463
Methode Electronics	11,032	351
Microsemi*	1,422	46
MicroStrategy, Cl A*	606	109
MKS Instruments	14,036	505
Monolithic Power Systems	25,703	1,638
Monotype Imaging Holdings	48,894	1,156
NeoPhotonics*	31,494	342
NETGEAR*	6,140	257
New Relic*	8,734	318
Newport*	568	9
NIC	10,711	211
Nimble Storage* (C)	28,254	260
OSI Systems*	2,871	255
Pandora Media*	13,290	178
Paycom Software*	7,814	294
PDF Solutions*	37,290	404
Pegasystems	3,308	91
Perficient*	46,519	796
Photronics*	22,673	282
Plantronics	3,413	162
PMC - Sierra*	1,396	16
Proofpoint*	37,828	2,459

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Q2 Holdings*	12,581	$332
Qlik Technologies*	21,879	693
Qualys*	28,912	957
RealPage*	31,706	712
RetailMeNot*	23,998	238
RingCentral, Cl A*	63,834	1,505
Rovi*	15,700	262
Rubicon Project*	3,905	64
Ruckus Wireless*	32,593	349
Rudolph Technologies*	18,184	259
Science Applications International	5,000	229
SciQuest*	50,055	649
Shopify, Cl A*	21,452	553
ShoreTel*	27,686	245
Shutterstock*	15,068	487
Silicon Laboratories*	13,478	654
Silver Spring Network*	661	10
SolarWinds*	44,549	2,624
Solera Holdings	31,790	1,743
SPS Commerce*	26,790	1,881
SS&C Technologies Holdings	7,136	487
Stamps.com*	1,217	133
Stratasys*	26,974	633
Synaptics*	6,768	544
Syntel*	1,800	81
Tableau Software, Cl A*	8,717	821
Take-Two Interactive Software, Cl A*	18,739	653
Tangoe*	3,633	30
TeleTech Holdings	4,620	129
Tessera Technologies	11,397	342
Tyler Technologies*	1,891	330
Ultimate Software Group*	2,950	577
Vasco Data Security International*	4,044	68
VeriFone Holdings*	9,033	253
Verint Systems*	4,195	170
Web.com Group*	1,288	26
Wix.com*	2,186	50
Xcerra*	24,842	150
XO Group*	3,674	59
Zendesk*	36,687	970
Zix*	4,221	21

		82,573

Materials — 1.5%
AEP Industries*	3,185	246
Balchem	12,240	744
Berry Plastics Group*	31,096	1,125
Boise Cascade*	285	7
Eagle Materials	9,938	600
Ferroglobe	5,300	57
KMG Chemicals	4,809	111
Koppers Holdings*	1,937	35

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Neenah Paper, Cl A	3,809	$238
PolyOne	23,479	746
Stepan	1,041	52
Summit Materials, Cl A*	24,095	483
Trinseo*	294	8
US Concrete*	6,664	351

		4,803

Telecommunication Services — 0.3%
8x8*	25,743	295
Boingo Wireless*	40,516	268
IDT, Cl B	7,500	87
Inteliquent	7,869	140
Shenandoah Telecommunications	1,196	52
Telephone & Data Systems	8,606	223
Vonage Holdings*	6,178	35

		1,100

Utilities — 0.0%
American States Water	200	9

Total Common Stock (Cost $309,908) ($ Thousands)		302,466

	Number of Rights

RIGHTS — 0.0%

United States — 0.0%
Durata Therapeutics — CVR*	9	—
Furiex Pharmaceuticals — CVR*	1	—

Total Rights (Cost $—) ($ Thousands)		—

	Shares

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P. 0.260%**† (D)	273,433	273

Total Affiliated Partnership (Cost $273) ($ Thousands)		273

CASH EQUIVALENT — 6.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.230%**†	22,443,819	22,444

Total Cash Equivalent (Cost $22,444) ($ Thousands)		22,444

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bills 0.154%, 02/04/16 (E) (F)	$250	$250

Total U.S. Treasury Obligation (Cost $250) ($ Thousands)		250

Total Investments — 100.0% (Cost $332,875) ($ Thousands) @		$325,433

A list of open futures contracts held by the Fund at December 31, 2015 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	36	Mar-2016	$43

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $325,311 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.

†	Investment in Affiliated Security.

‡‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

(A)	Securities considered illiquid and restricted. The total value of such securities as of December 31, 2015 was $55 ($ Thousands) and represented 0.0% of Net Assets.

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such security as of December 31, 2015 was $55 ($ Thousands) and represented 0.0% of Net Assets.

(C)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $256 ($ Thousands).

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2015 was $273 ($ Thousands).

(E)	The rate reported is the effective yield at time of purchase.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $332,875 ($ Thousands), and the unrealized appreciation and depreciation were $28,036 ($ Thousands) and $(35,478) ($ Thousands), respectively.

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Concluded)

December 31, 2015

The restricted security held by the Fund as of December 31, 2015, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Value Creation	145,600	08/10/06	08/10/06	$1,491	$55	0.02%

				$1,491	$55	0.02%

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$302,411	$—	$55	$302,466
Cash Equivalent	22,444	—	—	22,444
Affiliated Partnership	—	273	—	273
U.S. Treasury Obligation	—	250	—	250
Rights	—	—	—	—

Total Investments in Securities	$324,855	$523	$55	$325,433

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$43	$—	$—	$43

Total Other Financial Instruments	$43	$—	$—	$43

*	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended December 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 12/31/2015	Dividend Income
SEI Liquidity Fund, L.P.	$25,078	$24,409	$(49,214)	$273	$213
SEI Daily Income Trust, Prime Obligation Fund, Class A	20,247	45,276	(43,079)	22,444	3

Totals	$45,325	$69,685	$(92,293)	$22,717	$216

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.5%

Consumer Discretionary — 12.6%
2U* (A)	37,881	$1,060
Abercrombie & Fitch, Cl A (A)	176,990	4,779
American Axle & Manufacturing Holdings*	15,609	296
American Eagle Outfitters (A)	100,580	1,559
Aramark	4,079	132
Arctic Cat (A)	13,705	224
Asbury Automotive Group*	2,041	138
Autoliv (A)	7,000	873
Big Lots (A)	45,619	1,758
BorgWarner (A)	7,016	303
Bright Horizons Family Solutions*	14,619	977
Brinker International (A)	9,400	451
Brunswick	27,484	1,388
Buffalo Wild Wings* (A)	3,726	595
Burlington Stores* (A)	10,030	430
Cabela’s* (A)	24,669	1,153
Cablevision Systems, Cl A	9,046	289
CalAtlantic Group (A)	16,207	615
Callaway Golf	72,241	681
Capella Education	5,403	250
Carter’s	2,200	196
Cato, Cl A (A)	9,700	357
Cavco Industries*	3,331	277
Cheesecake Factory (A)	3,149	145
Chico’s FAS (A)	1,900	20
Children’s Place	15,720	868
Choice Hotels International (A)	5,906	298
Chuy’s Holdings* (A)	12,285	385
Cooper Tire & Rubber (A)	18,400	696
Core-Mark Holding, Cl A (A)	14,946	1,225
Dana Holding	72,758	1,004
Dave & Buster’s Entertainment*	8,069	337
Diamond Resorts International* (A)	35,463	905
Dillard’s, Cl A (A)	2,522	166
Dollar General (A)	10,211	734
Domino’s Pizza (A)	2,231	248
Dorman Products* (A)	10,222	485
DR Horton (A)	7,350	235
DSW, Cl A (A)	12,396	296
Eldorado Resorts*	25,543	281
Ethan Allen Interiors (A)	42,419	1,180
Expedia	4,317	537
Express* (A)	123,311	2,131
Five Below* (A)	36,147	1,160
Foot Locker, Cl A (A)	4,413	287
GameStop, Cl A (A)	10,900	306
Genesco* (A)	37,035	2,105
Gentex (A)	29,842	478
G-III Apparel Group*	3,391	150
Goodyear Tire & Rubber	20,773	679
Grand Canyon Education* (A)	8,370	336

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Guess?, Cl 3 (A)	22,400	$423
H&R Block	8,194	273
Hanesbrands	7,152	210
Harley-Davidson, Cl A (A)	5,586	254
Harman International Industries, Cl A	10,870	1,024
Hasbro (A)	8,180	551
Helen of Troy*	9,229	870
Horizon Global*	21,000	218
IMAX* (A)	39,067	1,388
Interpublic Group	75,619	1,760
Isle of Capri Casinos*	14,702	205
Jack in the Box (A)	6,851	526
Jarden*	4,725	270
Krispy Kreme Doughnuts*	122,950	1,853
Lear	15,285	1,877
Lennar, Cl A (A)	3,465	169
Lions Gate Entertainment (A)	5,485	178
Lithia Motors, Cl A (A)	6,239	666
LKQ*	41,330	1,225
Madison Square Garden*	1,309	212
Matthews International, Cl A (A)	19,190	1,026
Men’s Wearhouse	900	13
Meredith (A)	19,610	848
Mohawk Industries*	1,400	265
Monro Muffler (A)	5,724	379
MSG Networks*	3,928	82
Murphy USA*	12,773	776
National CineMedia	108,687	1,707
NetFlix*	1,792	205
Newell Rubbermaid, Cl B (A)	17,223	759
NVR*	262	430
Ollie’s Bargain Outlet Holdings* (A)	40,289	685
Oxford Industries, Cl A	3,452	220
Panera Bread, Cl A* (A)	5,815	1,133
Penn National Gaming*	108,618	1,740
Planet Fitness, Cl A*	58,012	907
Polaris Industries (A)	1,672	144
Pool	24,064	1,944
Popeyes Louisiana Kitchen*	5,887	344
Select Comfort* (A)	15,773	338
Service International (A)	6,700	174
Signet Jewelers	9,058	1,120
Skechers U.S.A., Cl A* (A)	50,295	1,519
SodaStream International* (A)	160,475	2,617
Steven Madden* (A)	9,797	296
Sturm Ruger (A)	7,913	472
TEGNA	18,864	481
Tempur Sealy International*	13,592	958
Tenneco*	14,259	655
Texas Roadhouse, Cl A (A)	8,751	313
Tile Shop Holdings*	38,223	627
Titan International (A)	103,050	406

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ulta Salon Cosmetics & Fragrance*	9,158	$1,694
Under Armour, Cl A* (A)	2,400	193
Vail Resorts (A)	12,777	1,635
Vista Outdoor*	8,030	357
Visteon*	5,986	685
Wayfair, Cl A*	12,441	592
Wendy’s (A)	33,444	360
Whirlpool (A)	5,200	764
Williams-Sonoma (A)	11,752	686
Wolverine World Wide	44,554	744
World Wrestling Entertainment, Cl A	18,207	325
Zoe’s Kitchen* (A)	28,595	800

		83,028

Consumer Staples — 3.7%
Andersons (A)	69,246	2,190
Casey’s General Stores	10,240	1,233
Chefs’ Warehouse Holdings* (A)	37,901	632
Coca-Cola Enterprises	9,282	457
Darling Ingredients* (A)	178,926	1,882
Dean Foods (A)	16,331	280
Edgewell Personal Care	8,700	682
Energizer Holdings	10,900	371
Fresh Del Monte Produce	10,000	389
Fresh Market* (A)	17,345	406
Hain Celestial Group* (A)	3,400	137
Hershey (A)	7,947	710
Ingredion (A)	17,578	1,685
J&J Snack Foods (A)	14,866	1,735
JM Smucker	5,662	698
Kroger (A)	26,568	1,111
Lancaster Colony (A)	2,331	269
Molson Coors Brewing, Cl B	10,490	985
Omega Protein*	86,559	1,922
Post Holdings* (A)	4,908	303
Rite Aid*	15,025	118
Sanderson Farms (A)	8,462	656
Snyder’s-Lance (A)	7,852	269
SpartanNash	24,477	530
Spectrum Brands Holdings	9,521	969
SUPERVALU*	69,365	470
SYSCO, Cl A (A)	12,772	524
TreeHouse Foods*	14,362	1,127
USANA Health Sciences*	4,700	601
WhiteWave Foods, Cl A*	20,031	779

		24,120

Energy — 3.4%
Archrock	112,542	846
Callon Petroleum* (A)	41,269	344

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CARBO Ceramics (A)	54,791	$942
Carrizo Oil & Gas* (A)	13,595	402
Cheniere Energy*	5,327	199
Diamondback Energy, Cl A (A)	10,189	682
Dril-Quip* (A)	13,138	778
EQT (A) (B)	4,592	239
Exterran*	12,882	207
GasLog (A)	60,272	500
Helix Energy Solutions Group* (A)	219,447	1,154
Matador Resources* (A)	48,542	960
McDermott International* (A)	87,918	295
Newfield Exploration*	10,660	347
Noble (A)	83,048	876
Oasis Petroleum* (A)	101,380	747
Oceaneering International, Cl A	13,463	505
Oil States International* (A)	41,286	1,125
Parsley Energy, Cl A* (A)	18,072	334
PBF Energy, Cl A	107,390	3,953
PDC Energy, Cl A* (A)	25,674	1,371
Pioneer Natural Resources	2,474	310
Ring Energy* (A)	44,926	317
Stone Energy, Cl A* (A)	219,668	942
Superior Energy Services	23,828	321
Tesoro	14,233	1,500
TETRA Technologies*	155,671	1,171
Western Refining	21,873	779
World Fuel Services	1,200	46

		22,192

Financials — 23.0%
Acadia Realty Trust‡ (A)	56,810	1,883
Alexandria Real Estate Equities‡ (A)	10,497	949
Allied World Assurance Holdings	12,900	480
Allstate	8,087	502
American Assets Trust‡ (A)	43,386	1,664
American Campus Communities‡ (A)	59,150	2,445
American Equity Investment Life Holding	21,179	509
American Financial Group	13,800	995
Ameriprise Financial	5,318	566
Amerisafe	1,639	83
Anchor BanCorp Wisconsin*	13,083	569
Arch Capital Group* (A)	8,458	590
Argo Group International Holdings	4,935	295
Arthur J. Gallagher	16,373	670
Aspen Insurance Holdings	8,500	411
Assurant	10,159	818
Axis Capital Holdings	15,898	894
Banco Latinoamericano de Exportaciones, Cl E (A)	21,159	549
Bank of Hawaii (A)	4,313	271
Bank of the Ozarks	40,119	1,984

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BankUnited	32,581	$1,175
Beneficial Bancorp*	71,421	951
Berkshire Hills Bancorp	42,347	1,233
Blackstone Mortgage Trust, Cl A	72,698	1,945
Boston Private Financial Holdings	92,003	1,043
Brixmor Property Group‡ (A)	13,478	348
Cardinal Financial (A)	13,748	313
CBL & Associates Properties‡	123,331	1,526
CBOE Holdings (A)	9,925	644
CNO Financial Group (A)	173,464	3,311
CoBiz Financial	95,820	1,286
Corporate Office Properties Trust‡	47,086	1,028
Corrections Corp of America‡ (A)	12,121	321
Credit Acceptance, Cl A* (A)	230	49
Digital Realty Trust, Cl A‡ (A)	4,193	317
Douglas Emmett‡ (A)	46,519	1,450
E*Trade Financial*	36,508	1,082
Eagle Bancorp* (A)	49,339	2,490
East West Bancorp	49,395	2,053
EastGroup Properties‡	36,491	2,029
Education Realty Trust‡ (A)	78,078	2,958
Employers Holdings	17,888	488
Endurance Specialty Holdings	26,994	1,727
EPR Properties, Cl A‡ (A)	33,739	1,972
Equinix‡	1,218	368
Equity Commonwealth*‡	13,808	383
Equity One, Cl A‡	16,882	458
Erie Indemnity, Cl A (A)	5,598	535
Evercore Partners, Cl A	11,682	632
Everest Re Group	6,060	1,110
Extra Space Storage‡ (A)	2,600	229
FBL Financial Group, Cl A (A)	7,112	453
Federated Investors, Cl B	9,971	286
Fifth Third Bancorp (A)	49,580	997
First American Financial (A)	35,431	1,272
First Commonwealth Financial (A)	130,397	1,183
First Horizon National (A)	48,411	703
First Midwest Bancorp (A)	37,558	692
First NBC Bank Holding* (A)	12,995	486
First Niagara Financial Group	380,464	4,128
FirstMerit, Cl A (A)	19,440	363
FNB (Pennsylvania) (A)	103,185	1,377
FNF Group	6,136	213
Forest City Enterprises, Cl A*	45,646	1,001
FRP Holdings* (A)	2,617	89
Genworth Financial, Cl A*	155,974	582
Glacier Bancorp, Cl A (A)	47,105	1,250
Green Dot, Cl A* (A)	221,816	3,642
Hancock Holding, Cl A (A)	41,589	1,047
Hanover Insurance Group, Cl A	44,834	3,647
Hartford Financial Services Group	18,429	801
Hercules Technology Growth Capital, Cl A (A)	72,859	888

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Highwoods Properties (A)	87,576	$3,818
Home BancShares (A)	35,734	1,448
Horace Mann Educators, Cl A (A)	23,303	773
Hospitality Properties Trust‡ (A)	11,299	295
Host Hotels & Resorts‡ (A)	39,299	603
Houlihan Lokey, Cl A	42,219	1,107
Huntington Bancshares (A)	148,998	1,648
IBERIABANK	42,785	2,356
Infinity Property & Casualty	10,793	888
Investors Bancorp	57,756	718
Investors Real Estate Trust‡ (A)	38,168	265
James River Group Holdings	39,725	1,332
Janus Capital Group (A)	35,474	500
Jones Lang LaSalle	2,997	479
Kearny Financial	22,087	280
Lamar Advertising, Cl A‡	30,856	1,851
LaSalle Hotel Properties‡ (A)	21,233	534
LegacyTexas Financial Group	21,650	542
Lexington Realty Trust‡ (A)	82,348	659
Mack-Cali Realty‡ (A)	36,669	856
MarketAxess Holdings (A)	3,601	402
MB Financial (A)	21,400	693
MGIC Investment* (A)	111,185	982
Mid-America Apartment Communities‡ (A)	8,042	730
National Bank Holdings, Cl A (A)	50,886	1,087
National Penn Bancshares	72,245	891
OFG Bancorp (A)	537,728	3,936
Omega Healthcare Investors‡ (A)	19,600	686
PacWest Bancorp (A)	85,750	3,696
PartnerRe	14,878	2,079
Pebblebrook Hotel Trust‡ (A)	47,337	1,326
Pennsylvania Real Estate Investment Trust‡ (A)	27,100	593
Primerica (A)	17,841	843
PrivateBancorp, Cl A	11,302	464
ProAssurance	3,352	163
Prosperity Bancshares (A)	20,000	957
Radian Group	47,598	637
Regions Financial	21,200	204
Reinsurance Group of America, Cl A	13,096	1,120
RenaissanceRe Holdings	1,520	172
Renasant (A)	36,490	1,256
RMR Group*	188	3
Safeguard Scientifics* (A)	34,616	502
Selective Insurance Group	74,280	2,494
Signature Bank NY, Cl B* (A)	18,574	2,849
Sovran Self Storage	1,800	193
St. Joe* (A)	12,878	238
StanCorp Financial Group	11,989	1,365
Sterling Bancorp (A)	67,800	1,100
Stifel Financial*	22,483	952
Sun Communities‡ (A)	1,400	96

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sunstone Hotel Investors‡ (A)	113,171	$1,414
SunTrust Banks	17,965	770
SVB Financial Group, Cl B*	8,313	988
Symetra Financial	31,096	988
Synovus Financial	19,126	619
TCF Financial	169,219	2,389
Umpqua Holdings (A)	80,000	1,272
Unum Group	29,327	976
Validus Holdings	15,363	711
Webster Financial (A)	7,700	286
Western Alliance Bancorp*	89,198	3,199
WisdomTree Investments (A)	17,914	281
WSFS Financial	56,906	1,841
Xenia Hotels & Resorts‡	51,253	786
Yadkin Financial	86,073	2,166
Zions Bancorporation (A)	31,244	853

		150,881

Health Care — 12.3%
AbbVie	2,955	175
ABIOMED* (A)	13,981	1,262
Acadia Healthcare, Cl A* (A)	39,390	2,460
ACADIA Pharmaceuticals* (A)	8,678	309
Aimmune Therapeutics* (A)	16,207	299
Akorn* (A)	28,013	1,045
Alder Biopharmaceuticals* (A)	8,847	292
Alere*	6,524	255
Alexion Pharmaceuticals* (A)	2,510	479
Align Technology* (A)	16,270	1,071
Alkermes*	4,000	318
Alnylam Pharmaceuticals* (A)	4,747	447
AMAG Pharmaceuticals*	10,039	303
AmerisourceBergen	6,362	660
Amicus Therapeutics* (A)	37,083	360
Amsurg* (A)	45,127	3,430
Anacor Pharmaceuticals*	9,299	1,051
Analogic (A)	33,380	2,757
Aratana Therapeutics*	52,817	295
athenahealth* (A)	1,600	258
C.R. Bard	1,624	308
Centene* (A)	10,637	700
Charles River Laboratories International*	29,906	2,404
Chemed (A)	9,100	1,363
Chiasma* (A)	15,023	294
Community Health Systems*	104,314	2,767
Conmed	15,740	693
Cooper, Cl A (A)	3,773	506
DBV Technologies ADR*	8,668	315
Dentsply International (A)	21,678	1,319
Depomed* (A)	13,744	249
DexCom*	26,872	2,201

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Diplomat Pharmacy* (A)	29,224	$1,000
Dyax*	16,502	621
Flamel Technologies ADR*	35,164	429
Glaukos* (A)	13,642	337
Greatbatch* (A)	36,662	1,925
GW Pharmaceuticals ADR* (A)	3,328	231
Health Net, Cl A*	24,731	1,693
HealthSouth (A)	25,558	890
Heron Therapeutics* (A)	11,190	299
Hill-Rom Holdings	1,400	67
Hologic*	31,418	1,216
Horizon Pharma* (A)	36,470	790
Humana	5,500	982
ICON* (A)	11,790	916
ICU Medical*	5,669	639
Idexx Laboratories* (A)	2,452	179
Illumina* (A)	7,121	1,367
ImmunoGen* (A)	27,027	367
Incyte*	4,314	468
Integra LifeSciences Holdings* (A)	54,017	3,661
Ionis Pharmaceuticals* (A)	8,274	512
Jazz Pharmaceuticals*	4,976	699
K2M Group Holdings* (A)	60,832	1,201
Kindred Healthcare (A)	103,783	1,236
Laboratory Corp of America Holdings*	2,759	341
LDR Holding* (A)	16,562	416
LifePoint Health* (A)	3,867	284
Ligand Pharmaceuticals* (A)	7,156	776
Magellan Health*	15,468	954
Masimo*	8,888	369
Medicines*	16,794	627
Medidata Solutions* (A)	1,048	52
MEDNAX* (A)	24,270	1,739
Mettler Toledo International* (A)	2,460	834
Myriad Genetics* (A)	2,200	95
Nevro* (A)	19,869	1,341
NuVasive*	1,300	70
Otonomy* (A)	17,422	484
Parexel International*	18,480	1,259
Patterson (A)	33,887	1,532
Penumbra* (A)	15,074	811
PerkinElmer (A)	14,013	751
PharMerica*	19,608	686
Portola Pharmaceuticals, Cl A*	11,193	576
Premier, Cl A*	35,937	1,268
Prestige Brands Holdings, Cl A*	15,021	773
PTC Therapeutics* (A)	11,308	366
Puma Biotechnology* (A)	2,413	189
Quest Diagnostics (A)	8,829	628
Quintiles Transnational Holdings*	4,493	309
Sage Therapeutics* (A)	6,860	400
Seattle Genetics* (A)	8,027	360

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sirona Dental Systems, Cl A*	17,098	$1,873
STERIS	10,104	761
Team Health Holdings*	45,066	1,978
Teleflex (A)	3,980	523
Tenet Healthcare*	3,525	107
TESARO* (A)	22,976	1,202
Ultragenyx Pharmaceutical* (A)	6,905	775
United Therapeutics*	10,414	1,631
Universal Health Services, Cl B	4,124	493
VCA*	2,336	129
Xencor*	23,678	346

		80,478

Industrials — 14.8%
Acacia Research (A)	23,985	103
ACCO Brands* (A)	283,963	2,025
Actuant, Cl A (A)	75,221	1,802
Acuity Brands	11,976	2,800
AECOM* (A)	15,000	450
AerCap Holdings*	19,189	828
AGCO (A)	18,527	841
Aircastle (A)	31,832	665
Alaska Air Group	7,103	572
Altra Industrial Motion (A)	52,500	1,317
American Airlines Group	3,969	168
AO Smith	14,044	1,076
Atlas Air Worldwide Holdings*	61,219	2,531
Barnes Group	28,794	1,019
Barrett Business Services	14,931	650
Beacon Roofing Supply*	14,407	593
Carlisle	22,020	1,953
Cintas	12,501	1,138
CIRCOR International (A)	24,617	1,038
Clean Harbors*	1,200	50
Crane, Cl A	45,020	2,154
Curtiss-Wright	29,201	2,000
Delta Air Lines, Cl A	15,622	792
Deluxe (A)	12,883	703
Dover (A)	5,288	324
Dun & Bradstreet (A)	9,246	961
DXP Enterprises* (A)	63,615	1,450
Dycom Industries*	34,625	2,422
EMCOR Group	49,770	2,391
EnPro Industries	12,782	560
Equifax (A)	2,212	246
Federal Signal	3,905	62
Fluor (A)	14,002	661
FTI Consulting* (A)	8,434	292
G&K Services	33,407	2,101
Generac Holdings* (A)	7,351	219
Genesee & Wyoming, Cl A*	9,277	498

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
H&E Equipment Services (A)	53,862	$942
Hawaiian Holdings*	41,000	1,449
HD Supply Holdings*	39,572	1,188
Hexcel, Cl A (A)	48,830	2,268
HNI	10,854	391
Huntington Ingalls Industries, Cl A	5,789	734
Huron Consulting Group* (A)	12,441	739
Hyster-Yale Materials Handling	19,946	1,046
IDEX (A)	18,517	1,419
Interface, Cl A	55,697	1,066
ITT	28,024	1,018
JetBlue Airways*	33,398	756
John Bean Technologies, Cl A (A)	1,377	69
Kadant	25,142	1,021
KAR Auction Services	36,659	1,358
Kennametal	13,804	265
Kirby*	13,518	711
Korn/Ferry International	24,891	826
L-3 Communications Holdings	7,300	872
LB Foster, Cl A	75,966	1,038
Lennox International (A)	2,400	300
Lincoln Electric Holdings (A)	23,929	1,242
Lydall*	34,861	1,237
Masonite International*	9,525	583
Matson	24,996	1,066
Meritor*	36,427	304
Middleby* (A)	18,565	2,003
Moog, Cl A*	23,061	1,398
Mueller Water Products, Cl A	42,778	368
Northwest Pipe*	26,481	296
Old Dominion Freight Line, Cl A* (A)	14,168	837
On Assignment*	6,369	286
Orbital ATK	6,990	625
Owens Corning	7,414	349
Parker-Hannifin, Cl A (A)	4,644	450
Paylocity Holding* (A)	11,193	454
Pentair	2,782	138
RBC Bearings* (A)	14,377	929
Regal Beloit (A)	14,134	827
Robert Half International	8,954	422
RR Donnelley & Sons (A)	24,686	363
Ryder System	8,900	506
Saia* (A)	8,183	182
Simpson Manufacturing (A)	19,075	651
Spirit AeroSystems Holdings, Cl A*	32,539	1,629
Spirit Airlines* (A)	11,740	468
Standex International	20,029	1,665
Steelcase, Cl A	25,800	384
Team* (A)	15,184	485
Teledyne Technologies* (A)	13,020	1,155
Tetra Tech (A)	31,409	817
Toro	26,627	1,946

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TransDigm Group* (A)	500	$114
TriMas* (A)	67,516	1,259
TriNet Group* (A)	37,692	729
Trinity Industries (A)	30,383	730
Triumph Group (A)	65,506	2,604
TrueBlue*	42,224	1,088
Unifirst	644	67
United Rentals* (A)	12,187	884
Valmont Industries	3,625	384
Wabash National* (A)	41,485	491
WABCO Holdings* (A)	5,849	598
Wabtec (A)	3,600	256
WageWorks* (A)	8,366	380
Watsco	6,700	785
Watts Water Technologies, Cl A	17,706	879
Werner Enterprises (A)	9,991	234
Wesco Aircraft Holdings* (A)	163,959	1,963
Xylem (A)	18,430	673

		97,114

Information Technology — 16.6%
Acxiom* (A)	123,304	2,580
Advanced Energy Industries*	1,400	40
Alliance Data Systems* (A)	3,254	900
Ansys* (A)	10,146	938
ARRIS Group*	7,200	220
Aspen Technology* (A)	37,677	1,423
Avago Technologies, Cl A (A)	12,340	1,791
Avnet	8,652	371
Belden (A)	42,230	2,014
Benchmark Electronics*	25,072	518
Blackbaud, Cl A (A)	13,732	904
Blackhawk Network Holdings, Cl A*	5,006	221
Booz Allen Hamilton Holding, Cl A	63,459	1,958
Broadridge Financial Solutions	18,456	992
BroadSoft*	25,122	888
Brocade Communications Systems	100,100	919
Cadence Design Systems* (A)	137,623	2,864
Cardtronics* (A)	15,713	529
Cavium* (A)	16,410	1,078
Ciena* (A)	45,737	946
Cimpress*	10,766	874
Citrix Systems*	6,659	504
Coherent*	5,166	336
comScore* (A)	5,392	222
Convergys (A)	20,581	512
CoreLogic*	4,518	153
CoStar Group* (A)	13,719	2,836
CSG Systems International (A)	16,700	601
Cypress Semiconductor (A)	91,383	896
Demandware* (A)	9,927	536

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Diebold (A)	31,332	$943
DST Systems	3,402	388
Electronic Arts* (A)	24,060	1,653
Ellie Mae* (A)	4,935	297
Envestnet* (A)	3,619	108
Euronet Worldwide*	12,268	889
ExlService Holdings*	11,961	537
Fair Isaac (A)	2,899	273
Fidelity National Information Services, Cl B	12,644	766
Fleetmatics Group* (A)	29,163	1,481
Fortinet*	45,622	1,422
Gartner* (A)	5,828	529
Genpact*	2,904	73
Gigamon*	30,379	807
Global Payments	10,216	659
Gogo*	14,000	249
Guidewire Software, Cl Z* (A)	28,765	1,730
Harris	11,871	1,032
Heartland Payment Systems	30,098	2,854
HubSpot*	25,006	1,408
IAC	4,575	275
Infinera*	57,442	1,041
Infoblox*	79,064	1,454
Inphi*	60,974	1,648
Insight Enterprises*	9,500	239
InterDigital (A)	2,438	120
Intersil, Cl A	28,169	359
Intralinks Holdings, Cl A*	75,579	685
Ixia*	44,709	556
j2 Global (A)	32,545	2,679
Jabil Circuit	33,120	771
Jack Henry & Associates (A)	5,289	413
Juniper Networks	6,218	172
Leidos Holdings	7,816	440
Lexmark International, Cl A (A)	18,519	601
Littelfuse	10,479	1,121
LogMeIn*	27,685	1,858
Lumentum Holdings*	17,046	375
Manhattan Associates*	10,280	680
MAXIMUS (A)	14,462	813
Methode Electronics (A)	11,289	359
Microchip Technology (A)	16,167	752
MKS Instruments (A)	13,957	502
Monolithic Power Systems (A)	10,454	666
Monster Worldwide* (A)	56,859	326
NCR*	12,568	307
NetSuite* (A)	3,285	278
Nuance Communications*	23,281	463
NXP Semiconductors*	6,021	507
OmniVision Technologies*	79,394	2,304
ON Semiconductor*	13,433	132
Open Text (A)	31,264	1,498

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orbotech*	23,000	$509
OSI Systems*	38,199	3,387
Palo Alto Networks*	9,047	1,594
Pandora Media* (A)	39,086	524
Plantronics	4,239	201
Proofpoint*	19,335	1,257
PTC*	62,514	2,165
Qlik Technologies*	36,541	1,157
Qorvo* (A)	14,916	759
Rackspace Hosting* (A)	2,944	75
RingCentral, Cl A*	36,679	865
Sabre	10,000	280
Sanmina*	22,745	468
Science Applications International	11,933	546
Seagate Technology (A)	19,200	704
Semtech*	25,856	489
Silicon Graphics International* (A)	314,232	1,854
Silicon Laboratories* (A)	5,004	243
Skyworks Solutions (A)	4,477	344
SolarWinds*	3,439	203
Solera Holdings	28,574	1,567
SS&C Technologies Holdings (A)	17,714	1,209
Sykes Enterprises*	20,228	623
Synaptics* (A)	16,550	1,330
Synopsys*	26,169	1,194
Syntel*	2,800	127
Tableau Software, Cl A*	11,074	1,043
Take-Two Interactive Software, Cl A*	29,299	1,021
Tech Data* (A)	11,750	780
Teradyne	21,585	446
Tessera Technologies	4,036	121
Total System Services	14,282	711
Tyler Technologies* (A)	8,899	1,551
Ultimate Software Group* (A)	8,824	1,725
Universal Display* (A)	7,430	404
Vantiv, Cl A*	19,147	908
VeriFone Holdings*	10,469	293
Verint Systems*	15,292	620
Virtusa*	24,849	1,027
Web.com Group*	24,580	492
Western Digital (A)	6,200	372
WEX*	6,580	582
Zebra Technologies, Cl A* (A)	11,361	791

		108,617

Materials — 4.1%
Air Products & Chemicals	3,736	486
Albemarle (A)	10,440	585
Allegheny Technologies (A)	106,198	1,195
American Vanguard, Cl B (A)	58,921	825
AptarGroup (A)	1,800	131

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ashland	9,200	$945
Avery Dennison	8,582	538
Ball	8,664	630
Bemis (A)	2,836	127
Berry Plastics Group*	42,730	1,546
Cabot	55,764	2,280
Compass Minerals International, Cl A (A)	8,583	646
Crown Holdings*	21,495	1,090
Eastman Chemical (A)	3,200	216
FMC (A)	8,267	323
Huntsman	31,858	362
Innophos Holdings	12,416	360
KapStone Paper and Packaging	19,156	433
LSB Industries*	155,052	1,124
Martin Marietta Materials, Cl A (A)	1,281	175
Minerals Technologies	33,823	1,551
Neenah Paper, Cl A	14,000	874
Olin	42,796	739
Packaging Corp of America (A)	8,948	564
PolyOne	79,997	2,541
Sealed Air	13,010	580
Sensient Technologies (A)	35,215	2,212
Silgan Holdings (A)	46,881	2,518
Sonoco Products	7,678	314
Steel Dynamics	32,015	572
Summit Materials, Cl A*	30,956	620
WestRock	2,660	121

		27,223

Telecommunication Services — 0.2%
Cogent Communications Holdings (A)	12,431	431
Level 3 Communications* (A)	6,966	379
SBA Communications, Cl A*	2,217	233
Telephone & Data Systems	8,561	222

		1,265

Utilities — 3.8%
AGL Resources	20,260	1,293
ALLETE (A)	53,763	2,733
Atmos Energy (A)	26,031	1,641
Avangrid*	10,402	399
Avista (A)	32,600	1,153
Black Hills, Cl A	9,464	439
CMS Energy (A)	10,600	382
Edison International (A)	10,136	600
Great Plains Energy	54,770	1,496
Idacorp, Cl A (A)	23,961	1,629
Laclede Group (A)	7,863	467
National Fuel Gas (A)	12,227	523
New Jersey Resources (A)	13,772	454

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NorthWestern (A)	12,582	$683
Pinnacle West Capital	10,700	690
PNM Resources	95,326	2,914
Portland General Electric (A)	100,050	3,639
SCANA (A)	25,649	1,552
South Jersey Industries, Cl A (A)	21,906	515
Southwest Gas (A)	15,642	863
UGI	6,450	218
Vectren	12,804	543
WGL Holdings (A)	1,200	76

		24,902

Total Common Stock (Cost $461,736) ($ Thousands)		619,820

EXCHANGE TRADED FUND — 0.1%

Exchange Traded Fund — 0.1%
iShares Russell 2000 ETF (A)	8,119	914

Total Exchange Traded Fund (Cost $614) ($ Thousands)		914

	Number of Rights

RIGHTS — 0.0%

United States — 0.0%
Chelseea Therapeutics International CVR	3	—
Endo Pharmaceuticals	2	—
Safeway CVR - Casa Ley	11	12
Safeway CVR - PDC	11	—

Total Rights (Cost $—) ($ Thousands)		12

	Number of Warrants

WARRANT — 0.0%
Magnum Hunter, Expires 04/20/16*	467	—

Total Warrant (Cost $0) ($ Thousands)		—

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 44.0%
SEI Liquidity Fund, L.P. 0.260%**† (C)	288,756,201	$288,756

Total Affiliated Partnership (Cost $288,756) ($ Thousands)		288,756

CASH EQUIVALENT — 5.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.230%**†	34,500,393	34,500

Total Cash Equivalent (Cost $34,500) ($ Thousands)		34,500

	Face Amount ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.110%, 02/04/16 (D)	$560	560

Total U.S. Treasury Obligation (Cost $560) ($ Thousands)		560

Total Investments — 144.0% (Cost $786,166) ($ Thousands) @		$944,562

The open futures contracts held by the Fund at December 31, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	50	Mar-2016	$19
S&P Mid 400 Index E-MINI	43	Mar-2016	31

			$50

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $655,733 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $279,829 ($ Thousands)

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Concluded)

December 31, 2015

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2015 was $288,756 ($Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

L.P. — Limited Partnership

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $786,166 ($ Thousands), and the unrealized appreciation and depreciation were $165,440 ($ Thousands) and $(7,044) ($ Thousands), respectively.

The following is a list of the levels of inputs used as of December 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$619,820	$—	$—	$619,820
Exchange Traded Fund	914	—	—	914
Rights	—	12	—	12
Warrant	—	—	—	—
Affiliated Partnership	—	288,756	—	288,756
Cash Equivalent	34,500	—	—	34,500
U.S. Treasury Obligation	—	560	—	560

Total Investments in Securities	$655,234	$289,328	$—	$944,562

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$50	$—	$—	$50

Total Other Financial Instruments	$50	$—	$—	$50

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 12/31/2015	Dividend Income
SEI Liquidity Fund, L.P.	$251,945	$171,968	$(135,157)	$288,756	$216
SEI Daily Income Trust, Prime Obligation Fund, Class A	31,840	56,176	(53,516)	34,500	6

Totals	$283,785	$228,144	$(188,673)	$323,256	$222

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.2%

Consumer Discretionary — 14.2%
Autonation*	4,600	$274
Bed Bath & Beyond*	9,500	458
Best Buy	18,500	563
Bloomin’ Brands	11,000	186
Carter’s	5,300	472
Chipotle Mexican Grill, Cl A*	1,010	485
Cinemark Holdings	7,300	244
Dillard’s, Cl A	5,400	355
Discovery Communications, Cl C*	10,300	260
Dollar General	3,800	273
DR Horton	17,200	551
Extended Stay America	28,700	456
Gap (A)	21,700	536
Genuine Parts	7,800	670
GNC Holdings, Cl A	15,900	493
Interpublic Group	24,600	573
Kohl’s	10,583	504
La-Z-Boy, Cl Z	6,100	149
Macy’s	18,100	633
Michael Kors Holdings*	14,700	589
Mohawk Industries*	1,400	265
Murphy USA*	4,700	285
News, Cl A	16,400	219
News, Cl B	8,000	112
NVR*	340	559
PVH	4,400	324
Ross Stores	2,700	145
Royal Caribbean Cruises	3,400	344
Staples	57,200	542
Taylor Morrison Home, Cl A*	3,100	50
TEGNA	4,300	110
Thor Industries	2,100	118
Ulta Salon Cosmetics & Fragrance*	2,600	481
Wyndham Worldwide	7,300	530

		12,808

Consumer Staples — 5.6%
Archer-Daniels-Midland	13,000	477
Bunge	9,400	642
Campbell Soup	7,000	368
ConAgra Foods	18,000	759
Dr Pepper Snapple Group	8,800	820
Ingredion	6,500	623
Kroger	15,400	644
Tyson Foods, Cl A	13,800	736

		5,069

Energy — 5.0%
Columbia Pipeline Group	30,300	606

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ensco, Cl A	33,400	$514
FMC Technologies*	4,900	142
Hess	12,800	621
HollyFrontier	15,000	598
Marathon Oil	45,200	569
Marathon Petroleum	9,400	487
Oneok	12,100	299
Tesoro	6,900	727

		4,563

Financials — 20.9%
Aflac	900	54
Alleghany*	110	53
American Assets Trust‡	4,800	184
American Capital Agency, Cl A	12,600	218
American Financial Group	8,000	577
Ameriprise Financial	1,800	192
Annaly Capital Management	63,700	597
Ares Commercial Real Estate‡	6,100	70
Ashford Hospitality Trust‡	16,500	104
AvalonBay Communities‡	1,700	313
CBL & Associates Properties‡	38,400	475
CBRE Group, Cl A*	18,200	629
Chimera Investment‡	9,640	131
Citizens Financial Group	7,200	189
CNA Financial	7,500	264
Crown Castle International‡	4,300	372
Essex Property Trust‡	300	72
Extra Space Storage‡	3,600	318
Fifth Third Bancorp	37,300	750
Franklin Street Properties‡	28,700	297
General Growth Properties‡	7,900	215
Genworth Financial, Cl A*	86,100	321
GEO Group‡	6,200	179
HCP‡	11,300	432
Hospitality Properties Trust‡	17,800	465
Host Hotels & Resorts‡	34,500	529
Huntington Bancshares	7,100	79
Intercontinental Exchange	900	231
Invesco	3,400	114
Jones Lang LaSalle	3,760	601
KeyCorp	42,700	563
Ladder Capital, Cl A‡	4,300	53
Lincoln National	7,600	382
Loews	17,500	672
Marcus & Millichap*	5,700	166
McGraw-Hill	9,100	897
Nasdaq, Cl A	10,600	617
Navient	45,200	518
Nelnet, Cl A	2,300	77
Old Republic International	31,900	594

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OneMain Holdings, Cl A*	6,300	$262
Piper Jaffray*	6,300	254
ProLogis‡	20,200	867
Raymond James Financial	6,600	383
Regions Financial	64,000	614
Reinsurance Group of America, Cl A	800	68
RMR Group*	0	—
Senior Housing Properties Trust‡	11,200	166
Signature Bank NY, Cl B*	1,000	153
Starwood Property Trust‡	26,500	545
Summit Hotel Properties‡	8,600	103
SunTrust Banks	19,400	831
T. Rowe Price Group	2,000	143
TCF Financial	7,900	112
WP Carey‡	9,700	572
Xenia Hotels & Resorts‡	18,900	290

		18,927

Health Care — 10.6%
Aetna, Cl A	3,600	389
Agilent Technologies	7,200	301
Alkermes*	8,000	635
AmerisourceBergen	500	52
Baxter International	7,000	267
Bruker BioSciences*	22,100	536
C.R. Bard	3,800	720
Cardinal Health	7,100	634
Centene*	1,300	86
Charles River Laboratories International*	3,300	265
Cigna	300	44
Dentsply International	10,800	657
Edwards Lifesciences, Cl A*	10,100	798
Hologic*	16,100	623
IMS Health Holdings*	4,700	120
Intuitive Surgical*	690	377
Jazz Pharmaceuticals*	4,460	627
Mallinckrodt*	8,200	612
Quest Diagnostics	1,600	114
Quintiles Transnational Holdings*	2,100	144
United Therapeutics*	3,800	595
Universal Health Services, Cl B	5,000	597
VCA*	3,000	165
VWR*	9,500	269

		9,627

Industrials — 10.7%
Acuity Brands	3,400	795
Alaska Air Group	7,900	636
Argan	1,500	49
Armstrong World Industries*	4,400	201

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Babcock & Wilcox, Cl W*	10,000	$318
Babcock & Wilcox Enterprises*	7,600	159
C.H. Robinson Worldwide	7,000	434
Carlisle	4,200	372
Colfax*	9,800	229
Continental Building Products*	7,400	129
Copart*	7,600	289
Huntington Ingalls Industries, Cl A	4,900	621
Hyster-Yale Materials Handling	1,200	63
JetBlue Airways*	3,000	68
KBR	29,200	494
Masco	22,500	637
Owens Corning	3,600	169
Rexnord*	12,900	234
Robert Half International	12,000	566
Southwest Airlines, Cl A	23,000	990
Spirit AeroSystems Holdings, Cl A*	11,000	551
SPX	24,800	231
Standex International	600	50
Trinity Industries	19,000	456
United Continental Holdings*	11,400	653
Wabash National*	8,700	103
WESCO International*	4,300	188

		9,685

Information Technology — 15.5%
Analog Devices	12,800	708
Arrow Electronics, Cl A*	3,100	168
Avnet	11,000	471
Brocade Communications Systems	50,000	459
CA	7,400	211
CDK Global	11,000	522
CDW	15,200	639
Citrix Systems*	8,900	673
Computer Sciences	9,500	311
CSRA	9,500	285
DST Systems	4,400	502
Electronic Arts*	1,700	117
F5 Networks, Cl A*	3,900	378
First Solar*	700	46
Fiserv, Cl A*	7,000	640
Ingram Micro, Cl A	16,900	513
Intuit	8,900	859
Jabil Circuit	2,500	58
Juniper Networks	23,800	657
Linear Technology	8,600	365
Manhattan Associates*	3,800	252
Maxim Integrated Products	7,800	296
Nuance Communications*	25,700	511
ShoreTel*	4,200	37
Skyworks Solutions	7,400	569

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Symantec, Cl A	33,000	$693
Synopsys*	12,300	561
Teradyne	26,500	548
Tessera Technologies	8,700	261
Total System Services	11,200	558
Western Digital	8,800	529
Xilinx	13,300	625

		14,022

Materials — 4.8%
Boise Cascade*	2,800	72
Cabot	3,900	159
Crown Holdings*	11,200	568
Freeport-McMoRan, Cl B	60,700	411
Huntsman	29,400	334
International Paper	18,400	694
Mosaic	14,800	408
Steel Dynamics	30,400	543
Vulcan Materials	7,000	665
Westlake Chemical	8,900	483

		4,337

Telecommunication Services — 0.7%
CenturyTel	26,400	664

Utilities — 7.2%
AES	59,700	571
Consolidated Edison	3,800	244
DTE Energy	5,400	433
Entergy	10,000	684
Exelon	17,200	478
FirstEnergy	21,600	685
NRG Energy	47,300	557
PPL	25,400	867
Public Service Enterprise Group	19,700	762
Sempra Energy	7,400	696
UGI	16,500	557

		6,534

Total Common Stock (Cost $86,937) ($ Thousands)		86,236

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill (B)(C)
0.108%, 02/04/16	$208	$208

Total U.S. Treasury Obligation (Cost $208) ($ Thousands)		208

	Shares

AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, L.P. 0.260%**† (D)	556,203	556

Total Affiliated Partnership (Cost $556) ($ Thousands)		556

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.230%**†	1,972,671	1,973

Total Cash Equivalent (Cost $1,973) ($ Thousands)		1,973

Total Investments — 98.2% (Cost $89,674) ($ Thousands)@		$88,973

A list of the open futures contracts held by the Fund at December 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized (Depreciation) ($ Thousands)
S&P Mid 400 Index E-MINI	2	Mar-2016	$(1)

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $90,604 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $534 ($ Thousands)

(B)	The rate reported is the effective yield at time of purchase.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2015 was $556 ($Thousands).

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund (Concluded)

December 31, 2015

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $89,673 ($ Thousands), and the unrealized appreciation and depreciation were $6,350 ($ Thousands) and $(7,051) ($ Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$86,236	$—	$—	$86,236
U.S. Treasury Obligation	—	208	—	208
Affiliated Partnership	—	556	—	556
Cash Equivalent	1,973	—	—	1,973

Total Investments in Securities	$88,209	$764	$—	$88,973

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(1)	$—	$—	$(1)

Total Other Financial Instruments	$(1)	$—	$—	$(1)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 12/31/2015	Dividend Income
SEI Liquidity Fund, L.P.	$—	$556	$—	$556	$1
SEI Daily Income Trust, Prime Obligation Fund, Class A	4,774	19,386	(22,187)	1,973	1

Totals	$4,774	$19,942	$(22,187)	$2,529	$2

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.6%

Consumer Discretionary — 11.0%
Aaron’s	103,791	$2,324
American Eagle Outfitters	308,798	4,786
Aramark	258,731	8,344
Autozone*	4,500	3,339
Bed Bath & Beyond*	146,553	7,071
Best Buy	31,153	949
Big Lots	127,314	4,907
BJ’s Restaurants*	14,287	621
Brinker International	96,495	4,627
Canadian Tire, Cl A	30,700	2,611
Carriage Services	15,587	376
Carter’s	44,870	3,995
Cheesecake Factory	97,512	4,496
Chico’s FAS	113,920	1,216
Comcast, Cl A	49,100	2,771
Cooper Tire & Rubber	17,450	660
Cooper-Standard Holding*	6,706	520
Core-Mark Holding, Cl A	3,592	294
Cracker Barrel Old Country Store	2,873	364
Darden Restaurants	40,730	2,592
Deckers Outdoor*	28,640	1,352
Dillard’s, Cl A	47,256	3,105
Dollar General	130,217	9,359
Domino’s Pizza	2,609	290
DSW, Cl A	27,976	667
Eldorado Resorts*	31,679	348
Escalade	5,967	79
Foot Locker, Cl A	102,318	6,660
Gap	160,109	3,955
Genuine Parts	24,329	2,090
Graham Holdings, Cl B	5,174	2,509
Grand Canyon Education*	3,784	152
Hemisphere Media Group, Cl A*	994	15
Jack in the Box	45,070	3,457
Kohl’s	89,800	4,277
Lions Gate Entertainment	45,441	1,472
LKQ*	25,586	758
Macy’s	37,300	1,305
Madison Square Garden*	5,187	839
Marriott Vacations Worldwide	3,768	215
McDonald’s	22,400	2,646
Michael Kors Holdings*	111,265	4,457
Morningstar, Cl A	6,151	495
MSG Networks*	57,587	1,198
National CineMedia	20,459	321
NVR*	3,342	5,491
Panera Bread, Cl A*	23,560	4,589
Papa John’s International, Cl A	14,106	788
Performance Sports Group*	10,457	101
PetMed Express	42,521	729
Pool	5,071	410

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Regal Entertainment Group, Cl A	15,740	$297
Scripps Networks Interactive, Cl A	51,600	2,849
Shaw Communications, Cl B	143,700	2,462
Staples	358,996	3,400
Starbucks	43,224	2,595
Superior Uniform Group	3,233	55
Target, Cl A	172,687	12,539
Thomson Reuters	46,110	1,745
Tile Shop Holdings*	4,902	80
Time Warner Cable, Cl A	15,000	2,784
TJX	54,243	3,846
Tribune Media, Cl A	37,473	1,267
Viacom, Cl B	40,400	1,663
Visteon*	6,942	795
Wayfair, Cl A*	3,754	179
Williams-Sonoma	24,146	1,410
Yum! Brands	2,608	190

		159,148

Consumer Staples — 21.0%
Altria Group	366,819	21,353
Archer-Daniels-Midland	51,900	1,904
Brown-Forman, Cl B	28,166	2,796
Bunge	172,974	11,811
Calavo Growers	1,988	97
Cal-Maine Foods	61,036	2,828
Campbell Soup	124,454	6,540
Casey’s General Stores	2,768	333
Church & Dwight	24,380	2,069
Clorox	129,857	16,470
Coca-Cola Bottling Consolidated	2,734	499
Coca-Cola Enterprises	120,760	5,946
Colgate-Palmolive	47,460	3,162
ConAgra Foods	98,500	4,153
Costco Wholesale	45,425	7,336
Coty, Cl A	181,488	4,652
CVS Health	36,500	3,569
Dean Foods	28,028	481
Dr Pepper Snapple Group	223,948	20,872
Flowers Foods	328,534	7,060
Fresh Del Monte Produce	67,900	2,640
General Mills, Cl A	152,250	8,779
Hershey	109,668	9,790
Hormel Foods	115,462	9,131
Ingredion	72,092	6,909
J&J Snack Foods	8,515	993
John B Sanfilippo & Son	8,691	470
Kellogg	97,088	7,017
Kimberly-Clark	128,082	16,305
Kroger	468,281	19,588
Lancaster Colony	8,561	988
McCormick	113,487	9,710

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Metro, Cl A	92,100	$2,569
National Beverage, Cl A*	1,240	56
Orchids Paper Products	14,418	446
PepsiCo	167,112	16,698
Philip Morris International	52,170	4,586
Pinnacle Foods	165,269	7,017
Procter & Gamble	50,700	4,026
Sanderson Farms	44,191	3,426
Snyder’s-Lance	8,820	302
SYSCO, Cl A	267,931	10,985
TreeHouse Foods*	2,645	207
Tyson Foods, Cl A	89,800	4,789
Universal	34,439	1,931
Vector Group	43,104	1,017
Wal-Mart Stores	398,216	24,411
Weis Markets	942	42
Whole Foods Market	109,300	3,662

		302,421

Energy — 0.9%
Chevron	39,100	3,518
Exxon Mobil	85,300	6,649
Frank’s International	125,003	2,086
Memorial Resource Development*	53,646	866
Par Petroleum*	4,952	117

		13,236

Financials — 18.6%
Aflac	93,600	5,607
Allied World Assurance Holdings	314,165	11,684
Allstate	112,660	6,995
American Capital Agency, Cl A	55,100	955
American Capital Mortgage Investment‡	61,536	859
American Financial Group	93,497	6,739
American National Insurance	30,666	3,136
Amerisafe	3,186	162
Anchor BanCorp Wisconsin*	2,762	120
Annaly Capital Management	516,100	4,841
Anworth Mortgage Asset‡	93,474	407
Apollo Commercial Real Estate Finance	210,869	3,633
Apollo Residential Mortgage‡	5,837	70
Arch Capital Group*	112,163	7,823
Argo Group International Holdings	2,104	126
Aspen Insurance Holdings	156,819	7,574
Assurant	53,662	4,322
Assured Guaranty	62,710	1,657
Atlas Financial Holdings*	21,013	418
Axis Capital Holdings	223,721	12,578
Bank of Hawaii	9,587	603
BankUnited	49,846	1,797
Beneficial Bancorp*	22,780	303
BNC Bancorp	8,500	216

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BOK Financial	52,747	$3,154
Capital Bank Financial, Cl A	1,766	56
Capitol Federal Financial	55,348	695
Capstead Mortgage‡	68,846	602
CBL & Associates Properties‡	202,690	2,507
CBOE Holdings	226,297	14,687
Charter Financial	11,684	154
Chimera Investment‡	14,632	200
CIT Group	73,600	2,922
Community Trust Bancorp	2,085	73
CU Bancorp*	11,816	300
Cullen/Frost Bankers	4,151	249
CYS Investments‡	107,302	765
Dream Office Real Estate Investment Trust‡	115,200	1,441
Employers Holdings	10,397	284
Endurance Specialty Holdings	83,771	5,361
Enstar Group*	3,173	476
Equity LifeStyle Properties	64,010	4,268
Essent Group*	33,250	728
Everest Re Group	100,406	18,383
Factset Research Systems	28,404	4,618
Federated National Holding	8,239	244
Fidelity Southern	18,137	405
First Business Financial Services	3,046	76
First Republic Bank	50,608	3,343
FNFV Group*	33,762	379
Franklin Financial Network*	2,153	68
Gaming and Leisure Properties‡	70,970	1,973
Genworth MI Canada	71,000	1,360
Greenlight Capital Re*	1,545	29
Guaranty Bancorp	4,121	68
Hatteras Financial‡	22,899	301
Heritage Insurance Holdings	17,876	390
Highwoods Properties	87,750	3,826
Hospitality Properties Trust‡	142,040	3,714
Ladder Capital, Cl A‡	26,728	332
Lamar Advertising, Cl A‡	11,371	682
LendingTree*	2,555	228
Mercury General	10,337	481
Meta Financial Group	1,449	67
MFA Financial‡	956,496	6,313
MidWestOne Financial Group	2,434	74
National Bank Holdings, Cl A	27,877	596
National Bank of Canada	96,800	2,809
New York Mortgage Trust‡	112,294	599
Northwest Bancshares	25,491	341
Old Second Bancorp*	8,905	70
OneBeacon Insurance Group, Cl A	6,768	84
Opus Bank	4,589	170
Outfront Media‡	77,469	1,691
Pacific Premier Bancorp*	27,430	583
PartnerRe	50,200	7,015

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PennyMac Financial Services, Cl A*	16,700	$257
PennyMac Mortgage Investment Trust‡	89,100	1,360
Peoples Financial Services	3,918	149
Piedmont Office Realty Trust, Cl A‡	20,220	382
PNC Financial Services Group	42,000	4,003
Post Properties‡	7,038	416
Preferred Apartment Communities, Cl A‡	10,801	141
Preferred Bank	3,451	114
ProAssurance	19,684	955
Progressive	102,300	3,253
QCR Holdings	1,870	45
Reinsurance Group of America, Cl A	46,470	3,976
RenaissanceRe Holdings	104,107	11,784
RLI	1,058	65
RLJ Lodging Trust	24,285	525
RMR Group*	283	4
Royal Bank of Canada	58,700	3,133
Ryman Hospitality Properties‡	75,400	3,894
Santander Consumer USA Holdings*	132,590	2,102
Select Income‡	15,967	316
Silver Bay Realty Trust‡	51,867	812
Starwood Property Trust‡	127,444	2,620
Stonegate Bank	26,619	875
Synchrony Financial*	136,918	4,164
Talmer Bancorp, Cl A	3,893	70
Territorial Bancorp	1,691	47
TFS Financial	8,105	153
Travelers	115,730	13,061
Two Harbors Investment‡	954,430	7,731
United Community Financial	2,685	16
United Development Funding IV‡	16,391	180
United Financial Bancorp	107,408	1,383
Validus Holdings	309,657	14,334
Waterstone Financial	8,532	120
Wells Fargo	64,300	3,495

		268,794

Health Care — 14.0%
Abbott Laboratories	18,093	813
AbbVie	63,200	3,744
Addus HomeCare*	14,710	342
Aetna, Cl A	57,900	6,260
AmerisourceBergen	131,633	13,652
Amgen, Cl A	22,600	3,669
Analogic	1,565	129
Anthem	48,900	6,819
Atrion	181	69
Baxalta	75,000	2,927
Bio-Rad Laboratories, Cl A*	8,754	1,214
Bristol-Myers Squibb	59,365	4,084
C.R. Bard	22,536	4,269
Cardinal Health	171,443	15,305

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chemed	5,683	$851
Computer Programs & Systems	6,894	343
Conmed	10,135	446
DaVita HealthCare Partners*	48,510	3,382
Eli Lilly	74,481	6,276
Express Scripts Holding*	43,300	3,785
Gilead Sciences	41,470	4,196
HCA Holdings*	22,760	1,539
Henry Schein*	10,470	1,656
Heska*	5,883	227
Hill-Rom Holdings	82,647	3,972
Humana	18,500	3,302
ICON*	12,470	969
ICU Medical*	5,640	636
Inogen*	1,784	71
iRadimed*	2,638	74
Johnson & Johnson	279,318	28,691
LeMaitre Vascular	21,990	379
McKesson	69,018	13,612
MEDNAX*	11,360	814
Merck	150,467	7,948
Meridian Bioscience	7,394	152
MiMedx Group*	26,663	250
Myriad Genetics*	31,180	1,346
NeoGenomics*	30,705	242
Nobilis Health*	48,422	136
Owens & Minor	78,199	2,814
Patterson	95,086	4,299
Pfizer	504,370	16,281
Phibro Animal Health, Cl A	6,194	187
Premier, Cl A*	4,021	142
Quest Diagnostics	117,470	8,357
Quintiles Transnational Holdings*	6,986	480
Taro Pharmaceutical Industries*	1,321	204
Teleflex	23,215	3,052
United Therapeutics*	3,882	608
UnitedHealth Group	52,700	6,200
Utah Medical Products	404	24
Varian Medical Systems*	50,940	4,116
Waters*	35,320	4,753
West Pharmaceutical Services	11,279	679
Zoetis, Cl A	15,974	765

		201,552

Industrials — 4.5%
Allegiant Travel, Cl A	558	94
Boeing	23,700	3,427
Deere	63,600	4,851
Expeditors International of Washington	12,600	568
FedEx	15,900	2,369
General Dynamics	11,400	1,566
Global Brass & Copper Holdings	18,008	384

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Healthcare Services Group	3,983	$139
Hub Group, Cl A*	7,175	236
Huntington Ingalls Industries, Cl A	18,799	2,385
Insperity, Cl A	7,363	354
KAR Auction Services	109,351	4,049
L-3 Communications Holdings	17,800	2,127
Landstar System	64,949	3,809
Lockheed Martin	60,579	13,155
Masonite International*	10,788	660
Northrop Grumman	47,300	8,931
Orbital ATK	30,549	2,729
Radiant Logistics*	37,681	129
Raytheon	62,400	7,771
Republic Services	85,800	3,774
Sparton*	7,194	144
Waste Management	12,452	665

		64,316

Information Technology — 10.8%
Accenture, Cl A	37,078	3,875
Amdocs	311,302	16,988
Apple	27,300	2,874
Aspen Technology*	113,357	4,280
Blackhawk Network Holdings, Cl A*	13,681	605
Booz Allen Hamilton Holding, Cl A	157,121	4,847
Broadridge Financial Solutions	83,319	4,477
Brocade Communications Systems	482,555	4,430
CA	97,780	2,793
CDW	56,354	2,369
Cisco Systems	259,800	7,055
Computer Sciences	42,707	1,396
Comtech Telecommunications	9,128	183
Convergys	97,600	2,429
CSG Systems International	18,690	672
CSRA	28,912	867
DST Systems	24,295	2,771
EarthLink Holdings	16,844	125
eBay*	163,236	4,486
Echo Global Logistics*	4,969	101
EMC	135,900	3,490
ePlus*	670	62
Forrester Research	2,690	77
Genpact*	19,703	492
GTT Communications*	15,997	273
Harris	37,426	3,252
HP	77,784	921
HubSpot*	6,557	369
IAC	76,262	4,580
Ingram Micro, Cl A	53,090	1,613
Intel	226,100	7,789
International Business Machines	67,285	9,260
Jabil Circuit	160,534	3,739

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jack Henry & Associates	74,099	$5,784
Juniper Networks	149,933	4,138
King Digital Entertainment	76,006	1,359
Manhattan Associates*	1,398	92
MAXIMUS	6,115	344
Microsoft	116,200	6,447
NetApp	184,680	4,900
NeuStar, Cl A*	4,162	100
NIC	6,264	123
Oracle, Cl B	69,800	2,550
PFSweb*	11,369	146
QAD, Cl A	2,199	45
Qualcomm	43,900	2,194
Reis	16,668	395
Sapiens International	11,726	120
Symantec, Cl A	209,320	4,396
Synopsys*	73,600	3,357
Take-Two Interactive Software, Cl A*	118,664	4,134
Tech Data*	66,974	4,446
VeriSign*	48,464	4,234
Western Union	154,100	2,760

		155,604

Materials — 1.7%
Avery Dennison	44,400	2,782
Bemis	104,603	4,675
Compass Minerals International, Cl A	42,805	3,222
Kaiser Aluminum	5,205	435
Mosaic	55,100	1,520
Newmont Mining	53,058	955
Royal Gold, Cl A	48,364	1,764
Schweitzer-Mauduit International	60,500	2,540
Scotts Miracle- Gro, Cl A	31,603	2,039
Sonoco Products	103,900	4,246

		24,178

Telecommunication Services — 5.0%
AT&T	860,568	29,612
BCE	45,500	1,751
Hawaiian Telcom Holdco*	12,860	320
IDT, Cl B	6,653	77
NTT DoCoMo ADR	260,300	5,336
Rogers Communications, Cl B	84,700	2,910
SK Telecom ADR	191,000	3,849
TELUS	62,000	1,708
Verizon Communications	577,079	26,672

		72,235

Utilities — 9.1%
AES	69,887	669
ALLETE	11,523	586
Ameren	71,700	3,100

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Electric Power	186,710	$10,880
Atmos Energy	13,959	880
Avista	12,757	451
Cleco	5,387	281
Consolidated Edison	234,215	15,053
DTE Energy	47,923	3,843
Edison International	133,570	7,909
El Paso Electric, Cl A	13,515	520
Entergy	167,684	11,463
Exelon	181,900	5,051
FirstEnergy	208,745	6,623
Hawaiian Electric Industries*	12,794	370
Idacorp, Cl A	16,302	1,109
Laclede Group	8,212	488
Northwest Natural Gas	3,078	156
NorthWestern	5,464	296
PG&E	229,700	12,218
Pinnacle West Capital	100,298	6,467
PNM Resources	6,287	192
Portland General Electric	142,563	5,185
PPL	76,200	2,601
Public Service Enterprise Group	287,885	11,138
SCANA	89,200	5,396
Southern	258,965	12,117
Southwest Gas	53,062	2,927
Talen Energy*	9,517	59
UGI	14,373	485
Unitil	20,482	735
Vectren	9,464	401
Xcel Energy	42,149	1,514

		131,163

Total Common Stock (Cost $1,244,580) ($ Thousands)		1,392,647

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.230%**†	44,490,946	44,491

Total Cash Equivalent (Cost $44,491) ($ Thousands)		44,491

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.114%, 02/04/16 (A) (B)	$2,278	$2,278

Total U.S. Treasury Obligation (Cost $2,278) ($ Thousands)		2,278

Total Investments — 99.9% (Cost $1,291,349) ($ Thousands)@		$1,439,416

A list of the open futures contracts held by the Fund at December 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	305	Mar-2016	$447

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,440,987 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $1,291,349 ($ Thousands), and the unrealized appreciation and depreciation were $210,875 ($ Thousands) and $(62,808) ($ Thousands), respectively.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

December 31, 2015

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,392,647	$—	$—	$1,392,647
Cash Equivalent	44,491	—	—	44,491
U.S. Treasury Obligation	—	2,278	—	2,278

Total Investments in Securities	$1,437,138	$2,278	$—	$1,439,416

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$447	$—	$—	$447

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Other Financial Instruments	$447	$—	$—	$447

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2015, there were no Level 3 investments.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 12/31/2015	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$26,035	$127,874	$(109,418)	$44,491	$9

Totals	$26,035	$127,874	$(109,418)	$44,491	$9

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

December, 31 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 93.2%

Australia — 5.6%
AGL Energy	494,907	$6,483
Amcor	1,401,717	13,662
Aristocrat Leisure	389,715	2,885
ASX	171,764	5,286
Aurizon Holdings	613,082	1,945
AusNet Services, Cl Miscellaneous	3,895,965	4,196
Bank of Queensland	79,941	808
Boral	463,261	1,983
CIMIC Group	8,911	157
Coca-Cola Amatil	526,563	3,547
Cochlear	90,775	6,292
CSL	111,365	8,517
Dexus Property Group‡	159,970	869
Estia Health	100,959	535
Flight Centre Travel Group	161,967	4,692
Goodman Group‡	709,230	3,217
GPT Group‡	460,520	1,593
Harvey Norman Holdings	606,150	1,837
Healthscope	1,066,204	2,057
LendLease Group	647,174	6,690
Medibank Pvt	765,444	1,197
Newcrest Mining*	454,325	4,273
Orica	287,820	3,226
Qantas Airways	676,204	2,008
REA Group	13,901	555
Sonic Healthcare	520,448	6,759
Stockland‡	1,578,118	4,688
Sydney Airport	54,669	252
Tabcorp Holdings	1,651,229	5,634
Tatts Group	2,437,835	7,743
Telstra, Cl B	2,241,844	9,120
TPG Telecom	32,258	231
Treasury Wine Estates	221,986	1,332
Vicinity Centres‡	399,707	814
Wesfarmers	502,918	15,184
Westfield‡	252,683	1,739
Woolworths	126,029	2,234

		144,240

Austria — 0.3%
BUWOG	42,495	921
Flughafen Wien	7,239	689
Oesterreichische Post	84,112	3,071
Telekom Austria	114,668	630
Verbund	109,974	1,415
voestalpine	55,379	1,702

		8,428

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)

Belgium — 0.5%
Befimmo‡	24,172	$1,447
Cofinimmo‡	12,443	1,331
Colruyt	99,515	5,121
Elia System Operator	23,472	1,091
Proximus SADP	145,011	4,724

		13,714

Canada — 11.2%
Alimentation Couche-Tard, Cl B	116,300	5,100
AltaGas	5,600	125
Artis, Cl Trust Unit‡	27,900	257
Bank of Montreal	213,300	11,989
BCE	629,030	24,261
Canadian Imperial Bank of Commerce	285,600	18,749
Canadian National Railway	12,400	690
Canadian Tire, Cl A	191,300	16,272
CCL Industries, Cl B	46,500	7,511
CGI Group, Cl A*	12,900	514
CI Financial	143,200	3,154
Constellation Software	20,800	8,638
Dollarama	248,200	14,283
Element Financial, Cl Common Subscription Receipt	66,200	796
Emera	335,300	10,435
Empire, Cl A	344,400	6,382
Fairfax Financial Holdings	13,000	6,148
First Capital Realty	73,500	971
Fortis, Cl Common Subscription Receipt	377,000	10,153
Franco-Nevada	87,800	4,001
George Weston	134,200	10,331
Great-West Lifeco, Cl Common Subscription Receipt	57,500	1,429
H&R‡	345,900	4,993
IGM Financial	39,100	995
Industrial Alliance Insurance & Financial Services	28,600	909
Intact Financial, Cl Common Subscription Receipt	129,600	8,274
Jean Coutu Group PJC, Cl A	105,100	1,355
K-Bro Linen	4,265	156
Loblaw	29,900	1,406
Manitoba Telecom Services	197,200	4,226
Metro, Cl A	313,600	8,746
Morguard‡	28,100	275
National Bank of Canada	301,900	8,761
North West	38,500	795
Open Text	119,500	5,707
Potash Corp of Saskatchewan	15,000	256
Power Corp of Canada	57,400	1,196
Power Financial	92,200	2,111

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

December, 31 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
RioCan, Cl Trust Unit‡	287,300	$4,900
Rogers Communications, Cl B	679,600	23,346
Royal Bank of Canada	230,700	12,315
Saputo	216,000	5,147
Shaw Communications, Cl B	729,250	12,494
Smart Real Estate Investment Trust, Cl Common Subscription Receipt‡	66,300	1,441
Sun Life Financial	53,600	1,665
Thomson Reuters, Cl B	237,000	8,942
Toronto-Dominion Bank	172,400	6,732
Valener	33,226	431

		289,763

Denmark — 0.5%
Carlsberg, Cl B	47,119	4,174
Coloplast, Cl B	17,533	1,427
Novo Nordisk, Cl B	16,402	955
Royal Unibrew	25,783	1,052
Schouw	13,187	743
William Demant Holding*	40,142	3,847

		12,198

Finland — 0.0%
Orion, Cl B	16,941	586

France — 0.2%
Boiron	6,078	492
Bonduelle S.C.A.	6,128	153
Dassault Systemes	20,106	1,612
Ipsen	5,955	394
SES	45,849	1,275
Tessi	282	39
Vilmorin & Cie	2,802	201

		4,166

Germany — 1.0%
Celesio	99,724	2,714
Fielmann	39,666	2,936
Hamborner‡	21,972	230
Kabel Deutschland Holding	35	4
Merck KGaA	103,271	10,113
RHOEN-KLINIKUM	191,266	5,749
Software	10,621	304
STADA Arzneimittel	91,920	3,716

		25,766

Guernsey — 0.5%
Amdocs	244,810	13,359

Hong Kong — 3.5%
Bank of East Asia	395,000	1,468

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cathay Pacific Airways	1,361,000	$2,354
Champion‡	935,000	468
Cheung Kong Infrastructure Holdings	953,000	8,816
CLP Holdings, Cl B	2,965,000	25,165
First Pacific	1,548,000	1,028
Hang Lung Properties	48,000	109
Hang Seng Bank	533,700	10,137
Henderson Land Development	18,000	110
HK Electric Investments & HK Electric Investments	988,000	828
HKT Trust & HKT, Cl Miscellaneous	2,107,000	2,705
Hong Kong & China Gas	1,179,000	2,313
Hysan Development	298,000	1,223
Kerry Properties	175,000	478
Link‡	2,152,000	12,868
MTR	586,500	2,901
NWS Holdings	440,000	659
PCCW	3,800,000	2,232
Power Assets Holdings	187,500	1,720
Prosperity‡	586,000	211
Shangri-La Asia	272,000	266
Sino Land	138,000	201
Sunlight‡	590,000	291
Swire Pacific, Cl A	632,000	7,103
WH Group*	2,028,000	1,136
Wheelock	60,000	253
Yue Yuen Industrial Holdings	1,113,500	3,791

		90,834

Ireland — 0.1%
Hibernia‡	658,621	1,008
UDG Healthcare	263,629	2,313

		3,321

Israel — 1.2%
Bank Hapoalim	1,374,767	7,105
Bank Leumi Le-Israel*	629,043	2,183
Check Point Software Technologies*	43,800	3,564
Formula Systems 1985	3,851	104
Israel Discount Bank, Cl A*	578,227	1,049
Ituran Location and Control	6,055	113
Osem Investments	47,885	822
Paz Oil	5,303	835
Teva Pharmaceutical Industries	222,091	14,514

		30,289

Italy — 0.9%
Amplifon	208,194	1,809
Ansaldo STS	376,689	4,037
CSP International Fashion Group	1,207	1

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

December, 31 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
DiaSorin	25,658	$1,351
Hera	906,572	2,416
Parmalat	107,552	280
Terna Rete Elettrica Nazionale	2,580,746	13,353

		23,247

Japan — 4.4%
Ajis	1,300	40
Aozora Bank	1,808,000	6,324
Asahi Kasei	118,000	804
Autobacs Seven	35,000	639
Can Do	38,400	504
Chugoku Electric Power	84,600	1,122
Coca-Cola West	279,500	5,691
Daiichi Sankyo	228,000	4,741
Dunlop Sports	15,300	119
Dydo Drinco	70,400	3,273
Earth Chemical	26,400	1,083
EMS- Chemie Holding	522	230
Hisamitsu Pharmaceutical	500	21
Hokuriku Electric Power	26,100	386
Hokuto	19,100	367
Hoya	2,900	119
Itochu- Shokuhin	3,900	135
Japan Logistics Fund‡	576	1,117
Kappa Create	23,800	238
KDDI	50,500	1,321
Key Coffee	16,900	270
KFC Holdings Japan	18,500	315
Kohnan Shoji	93,700	1,315
Lawson	56,900	4,619
Lion, Cl H	1,510,400	14,235
Marudai Food	82,000	316
Maruha Nichiro	139,700	2,482
Matsuya Foods	27,600	656
Maxvalu Tokai	2,500	40
McDonald’s Holdings Japan	24,700	537
Megmilk Snow Brand	40,100	1,031
Ministop	92,000	1,782
Mitsubishi Tanabe Pharma	58,800	1,019
Morinaga	70,000	369
Morinaga Milk Industry	197,025	898
MOS Food Services	40,700	1,100
Mr Max	146,600	437
Nagoya Railroad	617,000	2,565
Nihon Shokuhin Kako	2,000	6
Nippon Express	28,000	132
Nippon Flour Mills	226,000	1,624
Nipro	259,800	2,846
Nisshin Oillio Group	400,000	1,631
Noevir Holdings	44,800	1,295

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NTT DOCOMO	664,200	$13,646
Ohsho Food Service	7,800	269
Oracle Japan	88,300	4,109
Osaka Gas	524,000	1,892
PALTAC CORPORATION	34,100	605
Rock Field	27,700	677
Royal Holdings	30,000	557
Sankyo	26,400	984
Seiko Epson	150,800	2,336
Sekisui Chemical	88,600	1,165
SIA Reit‡	59	229
Sogo Medical	7,000	258
Studio Alice	33,700	595
Suzuken	34,700	1,320
Toho Gas	45,000	291
Tokai	9,200	264
TonenGeneral Sekiyu	430,000	3,627
Trend Micro	109,900	4,484
USS	18,800	285
Yahoo Japan	69,200	283
Yoshinoya Holdings	349,800	4,526

		112,196

Jersey — 0.1%
Randgold Resources	28,275	1,728

Luxembourg — 0.0%
RTL Group	8,695	728

Netherlands — 0.6%
Heineken Holding	132,105	10,196
NN Group	141,864	5,035
Vastned Retail‡	6,114	279

		15,510

New Zealand — 2.0%
Air New Zealand	933,402	1,890
Argosy Property	669,970	525
Auckland International Airport	1,695,663	6,660
Chorus*	125,071	334
Contact Energy	2,049,895	6,647
Fisher & Paykel Healthcare	562,283	3,422
Fletcher Building	1,026,820	5,154
Genesis Energy	176,280	233
Infratil	102,751	231
Kiwi Property Group‡	284,191	262
Meridian Energy	502,531	821
Mighty River Power	610,880	1,160
Nuplex Industries	208,128	676
Port of Tauranga	37,108	475
Restaurant Brands New Zealand	21,157	64
Ryman Healthcare	493,538	2,869

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

December, 31 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sky City Entertainment Group	801,250	$2,423
SKY Network Television	869,443	2,726
Spark New Zealand	5,531,339	12,494
Summerset Group Holdings	69,427	194
Trade Me Group, Cl H	107,650	307
Z Energy	529,422	2,450

		52,017

Norway — 1.4%
DNB, Cl A	251,526	3,114
Norsk Hydro	1,551,432	5,767
Orkla	1,830,733	14,510
Telenor	820,247	13,718

		37,109

Portugal — 0.3%
EDP - Energias de Portugal	1,728,041	6,222
REN - Redes Energeticas Nacionais SGPS	298,296	901
Sonaecom - SGPS	53,434	120

		7,243

Singapore — 3.2%
Ascendas‡	2,605,100	4,178
Cache Logistics Trust, Cl REIT‡	315,300	202
CapitaLand Commercial Trust‡	4,038,200	3,833
CapitaLand Mall Trust‡	4,093,200	5,558
ComfortDelGro	2,179,200	4,672
DBS Group Holdings	393,800	4,617
First‡	140,000	118
Hutchison Port Holdings, Cl U	986,000	522
Keppel	567,500	2,591
Mapletree Logistics Trust‡	743,900	518
Metro Holdings	73,539	45
MobileOne	682,500	1,307
Oversea-Chinese Banking	200,400	1,239
Raffles Medical Group	78,700	231
Sabana Shari’ah Compliant Industrial‡	867,000	437
SATS	320,400	865
Singapore Airlines	541,900	4,278
Singapore Exchange	596,000	3,227
Singapore Press Holdings	1,662,100	4,613
Singapore Technologies Engineering	97,400	206
Singapore Telecommunications	6,122,900	15,773
StarHub	3,576,300	9,309
Suntec Real Estate Investment Trust‡	409,900	447
United Overseas Bank	290,200	3,998
UOL Group	120,900	531
Venture	252,300	1,458
Wilmar International	3,254,700	6,723

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Yangzijiang Shipbuilding Holdings	1,991,900	$1,542

		83,038

Spain — 1.0%
Ebro Foods	95,391	1,877
Endesa	404,758	8,142
Iberdrola	2,135,904	15,162

		25,181

Sweden — 2.2%
Axfood	512,244	8,922
Hennes & Mauritz, Cl B	282,472	10,051
ICA Gruppen	138,900	5,045
Millicom International Cellular	17,674	1,019
Svenska Cellulosa SCA, Cl B	245,430	7,134
Swedish Match	567,281	20,095
Tele2, Cl B	350,930	3,507
TeliaSonera	183,797	915

		56,688

Switzerland — 3.9%
Allreal Holding, Cl A	31,043	4,142
Alpiq Holding	4,200	440
Ascom Holding	20,921	331
Banque Cantonale Vaudoise	3,146	1,998
Barry Callebaut	1,136	1,245
Basler Kantonalbank, Cl H	2,216	152
Bell	46	156
Chocoladefabriken Lindt & Spruengli	249	2,852
Coca-Cola HBC	166,069	3,541
dorma+kaba Holding	1,811	1,236
Emmi	1,224	553
Flughafen Zuerich	2,161	1,627
Galenica	13,744	21,641
Kuehne & Nagel International	23,647	3,253
Mobilezone Holding	394	6
Mobimo Holding	5,224	1,161
Nestle	203,540	15,143
Orior	660	40
PSP Swiss Property	3,353	294
Schindler Holding	12,131	2,032
SGS, Cl B	1,788	3,415
Siegfried Holding	5,821	1,148
Sonova Holding	33,086	4,208
Swiss Prime Site, Cl H	66,146	5,163
Swiss Re	9,348	916
Swisscom	37,417	18,769
Tecan Group	1,893	307
Valora Holding	5,525	1,156

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

December, 31 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ypsomed Holding AG	29,761	$4,318

		101,243

United Kingdom — 8.3%
Admiral Group	193,683	4,738
BCA Marketplace	117,920	300
British American Tobacco	268,992	14,974
Britvic	28,311	304
Centrica	294,016	947
Compass Group	193,313	3,350
Cranswick	71,543	2,022
Direct Line Insurance Group PLC	430,064	2,587
easyJet	9,051	232
EMIS Group	17,163	288
GlaxoSmithKline	310,518	6,289
Greggs	477,871	9,266
Halfords Group	126,164	623
Hammerson‡	51,738	458
Hansteen Holdings‡	157,323	267
Imperial Tobacco Group	590,225	31,228
Inchcape	451,392	5,227
Indivior	709,256	1,963
Intu Properties‡	326,532	1,527
ITV	598,015	2,439
JD Sports Fashion	18,088	278
Kingfisher	58,564	284
LondonMetric Property‡	90,461	219
Lookers	189,152	518
Mcbride	112,709	276
Meggitt	25,260	140
Merlin Entertainments	120,586	810
Mitie Group	115,992	532
Moneysupermarket.com Group	90,951	492
National Grid	1,087,762	15,048
Next, Cl A	262,176	28,182
Pennon Group	45,914	583
Persimmon	7,124	213
QinetiQ Group	150,979	602
Reckitt Benckiser Group	163,356	15,139
Rentokil Initial	437,728	1,026
Royal Mail	365,508	2,393
Sage Group	741,888	6,590
Shaftesbury‡	24,442	330
Sports Direct International*	9,192	78
SSE	1,044,017	23,491
Tate & Lyle	170,928	1,511
Taylor Wimpey	323,302	963
Unilever	468,939	20,226
William Hill	380,369	2,222

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
WPP	175,496	$4,050

		215,225

United States — 40.3%

Consumer Discretionary — 4.3%
Autozone*	36,145	26,816
Best Buy	28,166	858
Darden Restaurants	77,566	4,936
Dick’s Sporting Goods	44,861	1,586
Dollar General	235,004	16,890
Foot Locker, Cl A	7,786	507
GameStop, Cl A	90,694	2,543
John Wiley & Sons, Cl A	18,384	828
Kohl’s	28,203	1,343
L Brands	1,318	126
Leggett & Platt	51,663	2,171
Madison Square Garden*	7,815	1,265
McDonald’s	236,340	27,921
Morningstar, Cl A	7,939	638
Omnicom Group	37,286	2,821
O’Reilly Automotive*	32,252	8,173
PetMed Express	27,635	474
Reading International, Cl A*	16,183	212
Regis*	45,977	651
Target, Cl A	113,425	8,236
TJX	9,665	685

		109,680

Consumer Staples — 17.2%
Altria Group	326,370	18,998
Bunge	221,283	15,109
Campbell Soup	309,163	16,247
Casey’s General Stores	24,300	2,927
Central Garden & Pet, Cl A*	36,326	494
Church & Dwight	177,561	15,071
Clorox	296,542	37,610
Coca-Cola	384,988	16,539
Coca-Cola Bottling Consolidated	9,765	1,782
Colgate-Palmolive	226,564	15,094
Costco Wholesale	139,720	22,565
CVS Health	85,902	8,399
Dr Pepper Snapple Group	104,841	9,771
Energizer Holdings	64,571	2,199
Flowers Foods	29,307	630
Fresh Del Monte Produce	153,462	5,967
General Mills, Cl A	497,317	28,675
Hershey	86,992	7,766
Hormel Foods	85,278	6,744
Ingredion	113,268	10,856
J&J Snack Foods	2,387	278
Kellogg	207,971	15,030
Kimberly-Clark	163,925	20,868

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

December, 31 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kroger	81,234	$3,398
Lancaster Colony	28,869	3,333
McCormick	203,982	17,453
Oil- Dri Corp of America	3,429	126
Orchids Paper Products	15,468	478
PepsiCo	159,929	15,980
Philip Morris International	171,067	15,038
Procter & Gamble	302,828	24,048
Spectrum Brands Holdings	116,274	11,837
SYSCO, Cl A	724,541	29,706
Universal	135,166	7,580
Vector Group	499,024	11,772
Wal-Mart Stores	338,931	20,776
WD-40	4,613	455
Weis Markets	20,018	887

		442,486

Financials — 2.7%
American Financial Group	8,232	593
Annaly Capital Management‡	653,520	6,130
Apollo Residential Mortgage‡	176,321	2,107
Ares Commercial Real Estate‡	181,957	2,082
Beneficial Bancorp*	308,658	4,111
Brookline Bancorp, Cl A	75,030	863
Capitol Federal Financial	743,249	9,335
Chimera Investment‡	430,919	5,878
Cincinnati Financial	2,361	140
Citizens Financial Group	58,570	1,534
Clifton Bancorp	15,852	227
CYS Investments‡	50,791	362
Dime Community Bancshares	48,837	854
Easterly Government Properties‡	15,629	269
Ellington Residential Mortgage‡	11,821	146
Getty Realty‡	32,533	558
Hatteras Financial‡	108,292	1,424
Kearny Financial	155,574	1,971
Lamar Advertising, Cl A‡	142,517	8,548
Meridian Bancorp	36,461	514
Mortgage Investment Trust‡	97,952	1,258
New York Community Bancorp	609,500	9,947
Northfield Bancorp	96,006	1,528
Northwest Bancshares	323,104	4,326
People’s United Financial	203,568	3,288
Piedmont Office Realty Trust, Cl A‡	14,761	279
PS Business Parks	6,397	559
Silver Bay Realty Trust‡	64,468	1,010
Territorial Bancorp	7,233	201
Waterstone Financial	44,911	633

		70,675

Health Care — 9.4%
AmerisourceBergen	247,624	25,681
Amsurg*	19,572	1,488

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Bio-Rad Laboratories, Cl A*	21,535	$2,986
C.R. Bard	77,420	14,666
Cardinal Health	228,630	20,410
Chemed	77,313	11,582
Computer Programs & Systems	43,267	2,153
DaVita HealthCare Partners*	215,820	15,045
Dentsply International	199,786	12,157
Edwards Lifesciences, Cl A*	19,122	1,510
Express Scripts Holding*	62,114	5,429
Halyard Health*	1	—
Henry Schein*	95,620	15,126
Hill-Rom Holdings	250,012	12,016
Johnson & Johnson	238,708	24,520
LifePoint Health*	152,993	11,230
Magellan Health*	31,123	1,919
McKesson	28,373	5,596
MEDNAX*	136,623	9,790
Meridian Bioscience	70,021	1,437
Owens & Minor	412,377	14,837
Patterson	240,854	10,889
ResMed	21,109	1,133
STERIS	20,831	1,569
Teleflex	82,037	10,784
United Therapeutics*	50,401	7,893

		241,846

Industrials — 1.7%
3M	1,320	199
Expeditors International of Washington	52,703	2,377
Lockheed Martin	19,256	4,182
Republic Services	224,669	9,883
United Parcel Service, Cl B	133,536	12,850
Waste Management	281,114	15,003

		44,494

Information Technology — 2.7%
Broadridge Financial Solutions	53,798	2,891
CACI International, Cl A*	144,133	13,373
CSG Systems International	18,811	677
CSRA	34,190	1,026
DHI Group*	211,413	1,939
DST Systems	72,747	8,298
EchoStar, Cl A*	6,175	241
Jack Henry & Associates	193,252	15,085
Mantech International, Cl A	48,190	1,457
Paychex	37,548	1,986
Quality Systems	187,105	3,016
ShoreTel*	39,184	347
Sykes Enterprises*	29,937	921
SYNNEX	12,222	1,099
Synopsys*	1,673	76
VeriSign*	194,030	16,950

		69,382

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

December, 31 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)

Materials — 0.4%
Kaiser Aluminum	118,032	$9,875

Telecommunication Services — 1.1%
AT&T	753,056	25,913
Atlantic Telegraph-Network	6,816	533
CenturyTel	13,020	327
NII Holdings*	158,741	802
Telephone & Data Systems	21,404	554

		28,129

Utilities — 0.8%
American Electric Power	49,457	2,882
Consolidated Edison	50,545	3,248
Empire District Electric	155,654	4,369
Entergy	76,481	5,228
Pinnacle West Capital	2,139	138
Portland General Electric	18,779	683
PPL	7,117	243
Unitil	74,411	2,670
Xcel Energy	42,521	1,527

		20,988

		1,037,555

Total Common Stock (Cost $2,269,612) ($ Thousands)		2,405,372

PREFERRED STOCK — 0.5%

Germany — 0.5%
Henkel & KGaA	100,389	11,249

Sweden — 0.0%
Akelius Residential Property, Cl Preference	10,830	375

Total Preferred Stock (Cost $11,250) ($ Thousands)		11,624

	Number of Rights

RIGHTS — 0.0%

Singapore — 0.0%
ASCENDAS Real Estate, Expires 01/17/2016	98	4

Total Rights (Cost $—) ($ Thousands)		4

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 4.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.230%**†	126,854,834	$126,855

Total Cash Equivalent (Cost $126,855) ($ Thousands)		126,855

	Face Amount ($ Thousands)

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
0.193%, 02/18/16 (A)	$5,075	5,074
0.118%, 02/04/16 (A)	6,299	6,299

Total U.S. Treasury Obligations (Cost $11,372) ($ Thousands)		11,373

Total Investments — 99.0% (Cost $2,419,089) ($ Thousands)@		$2,555,228

A list of the open futures contracts held by the Fund at December 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	378	Mar-2016	$197
FTSE 100 Index	92	Mar-2016	304
Hang Seng Index	11	Jan-2016	(18)
S&P 500 Index E-MINI	605	Mar-2016	811
SPI 200 Index	35	Mar-2016	207
Topix Index	69	Mar-2016	(116)

			$1,385

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the outstanding forward foreign currency contracts held by the Fund at December 31, 2015 is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
01/28/16	USD	446	DKK	3,043	$(2)
01/28/16	USD	844	NOK	7,415	(6)
01/28/16	USD	1,710	NZD	2,514	8
01/28/16	USD	1,922	SEK	16,226	5
01/28/16	USD	2,566	SGD	3,629	(9)
01/28/16	USD	2,673	HKD	20,717	—
01/28/16	USD	2,816	CHF	2,786	(29)
01/28/16	USD	4,395	JPY	530,871	21
01/28/16	USD	5,196	EUR	4,756	(26)
01/28/16	USD	5,366	AUD	7,409	17

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

December, 31 2015

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
01/28/16	USD	6,329	GBP	4,262	$(48)
01/28/16	USD	7,815	CAD	10,857	2
01/28/16	NZD	39,289	USD	26,460	(385)
01/28/16	CHF	52,209	USD	52,772	547
01/28/16	DKK	52,821	USD	7,740	45
01/28/16	SGD	67,417	USD	47,785	289
01/28/16	EUR	83,024	USD	90,760	525
01/28/16	GBP	85,846	USD	129,016	2,495
01/28/16	AUD	110,420	USD	79,056	(1,170)
01/28/16	NOK	186,942	USD	21,477	350
01/28/16	CAD	222,640	USD	161,746	1,436
01/28/16	SEK	254,123	USD	29,949	(224)
01/28/16	HKD	416,037	USD	53,683	(14)
01/28/16	JPY	8,804,079	USD	72,450	(785)

					$3,042

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2015 is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	$(811,862)	$814,904	$3,042

			$3,042

For the period ended December 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,581,815 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.

†	Investment in Affiliated Security.

††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

(A)	The rate reported is the effective yield at time of purchase.

AUD — Australia Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Denmark Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Sweden Krona

SGD — Singapore Dollar

SPI — Swiss Performance Index

USD — United States Dollar

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $2,419,089 ($ Thousands), and the unrealized appreciation and depreciation were $230,346 ($ Thousands) and $(94,207) ($ Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,394,760	$10,612	$—	$2,405,372
Preferred Stock	11,624	—	—	11,624
Rights	4	—	—	4
U.S. Treasury Obligations	—	11,373	—	11,373
Cash Equivalent	126,855	—	—	126,855

Total Investments in Securities	$2,533,243	$21,985	$—	$2,555,228

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,519	$—	$—	$1,519
Unrealized Depreciation	(134)	—	—	(134)
Forwards Contracts*
Unrealized Appreciation	—	5,740	—	5,740
Unrealized Depreciation	—	(2,698)	—	(2,698)

Total Other Financial Instruments	$1,385	$3,042	$—	$4,427

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “— “are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Concluded)

December, 31 2015

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 12/31/2015	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$108,089	$317,207	$(298,441)	$126,855	$37

Totals	$108,089	$317,207	$(298,441)	$126,855	$37

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.8%

Consumer Discretionary — 9.5%
Advance Auto Parts	3,880	$584
American Eagle Outfitters	246,970	3,828
Autozone*	3,400	2,523
Bed Bath & Beyond*	100,280	4,839
Best Buy	13,870	422
Big Lots	90,390	3,484
Brinker International	77,840	3,732
Canadian Tire, Cl A	24,100	2,050
Carter’s	21,910	1,951
Cheesecake Factory	55,900	2,578
Chico’s FAS	22,890	244
Cogeco Cable	10,500	467
Comcast, Cl A	36,000	2,031
Dillard’s, Cl A	36,622	2,406
Dollar General	16,930	1,217
Dollar Tree*	17,479	1,350
Domino’s Pizza	22,700	2,525
Dunkin’ Brands Group	9,086	387
Foot Locker, Cl A	58,400	3,801
Gap	194,980	4,816
Graham Holdings, Cl B	1,400	679
Kohl’s	69,100	3,291
Madison Square Garden*	3,251	526
McDonald’s	66,510	7,857
Michael Kors Holdings*	17,640	707
Morningstar, Cl A	65,304	5,251
MSG Networks*	32,642	679
NVR*	2,250	3,697
Panera Bread, Cl A*	29,875	5,819
Scripps Networks Interactive, Cl A	37,800	2,087
Shaw Communications, Cl B	74,600	1,278
Staples	240,736	2,280
Target, Cl A	109,655	7,962
Time Warner Cable, Cl A	13,200	2,450
Viacom, Cl B	28,600	1,177
Williams-Sonoma	26,592	1,553

		92,528

Consumer Staples — 20.6%
Altria Group	261,314	15,211
Archer-Daniels-Midland	38,600	1,416
Bunge	41,700	2,847
Cal-Maine Foods	87,278	4,045
Campbell Soup	17,609	925
Casey’s General Stores	31,200	3,758
Church & Dwight	83,738	7,108
Clorox	70,061	8,886
Coca-Cola	143,996	6,186
Coca-Cola Enterprises	123,408	6,077
Colgate-Palmolive	83,522	5,564
ConAgra Foods	120,838	5,095

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Costco Wholesale	58,129	$9,388
CVS Health	27,100	2,650
Dr Pepper Snapple Group	74,070	6,903
General Mills, Cl A	67,918	3,916
Hershey	67,871	6,059
Hormel Foods	101,460	8,023
Ingredion	39,037	3,741
JM Smucker	33,707	4,157
Kellogg	103,726	7,496
Kimberly-Clark	43,939	5,593
Kroger	252,032	10,543
McCormick	72,119	6,171
Metro, Cl A	58,400	1,629
PepsiCo	92,067	9,199
Philip Morris International	84,669	7,443
Pinnacle Foods	4,825	205
Procter & Gamble	93,908	7,457
Reynolds American	137,289	6,336
Sanderson Farms	18,200	1,411
Sprouts Farmers Market*	52,758	1,403
SYSCO, Cl A	141,664	5,808
Tyson Foods, Cl A	58,500	3,120
Universal	16,000	897
Wal-Mart Stores	157,472	9,653
Weis Markets	38,600	1,710
Whole Foods Market	68,957	2,310

		200,339

Energy — 0.5%
Exxon Mobil	63,000	4,911

Financials — 19.4%
Aflac	56,400	3,378
Allied World Assurance Holdings	247,211	9,194
Allstate	74,100	4,601
American Capital Agency, Cl A	90,406	1,568
American Financial Group	90,130	6,497
American Homes 4 Rent, Cl A‡	74,017	1,233
Annaly Capital Management	370,000	3,471
Apollo Commercial Real Estate Finance‡	113,500	1,956
Arch Capital Group*	64,338	4,488
Aspen Insurance Holdings	137,213	6,627
Assurant	42,760	3,444
Assured Guaranty	145,920	3,857
Axis Capital Holdings	136,183	7,656
Canadian Imperial Bank of Commerce	31,000	2,035
CBOE Holdings	154,265	10,012
Chubb	20,600	2,732
Cullen/Frost Bankers	47,891	2,873
Endurance Specialty Holdings	30,300	1,939
Equity LifeStyle Properties‡	51,170	3,412
Everest Re Group	61,528	11,265

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Genworth MI Canada	23,900	$458
Hanover Insurance Group, Cl A	17,900	1,456
Huntington Bancshares	155,000	1,714
Jones Lang LaSalle	16,900	2,702
Maiden Holdings	62,300	929
Markel*	3,151	2,783
MFA Financial‡	450,975	2,976
Mid-America Apartment Communities‡	29,610	2,689
National Bank of Canada	71,400	2,072
PartnerRe	57,857	8,085
PNC Financial Services Group	37,500	3,574
Post Properties‡	46,126	2,729
ProAssurance	41,225	2,001
Progressive	91,100	2,897
Prosperity Bancshares	13,700	656
Public Storage‡	2,500	619
Reinsurance Group of America, Cl A	38,990	3,336
RenaissanceRe Holdings	103,533	11,719
RLJ Lodging Trust‡	33,770	730
Simon Property Group‡	5,380	1,046
SLM*	230,430	1,502
Starwood Property Trust‡	93,900	1,931
Tanger Factory Outlet Centers‡	117,110	3,829
TFS Financial	180,580	3,400
Travelers	97,150	10,964
Two Harbors Investment‡	475,858	3,854
Validus Holdings	192,999	8,934
Wells Fargo	55,300	3,006
White Mountains Insurance Group	4,079	2,965
XL Group, Cl A	29,848	1,169

		188,963

Health Care — 14.1%
AbbVie	53,300	3,157
Aetna, Cl A	63,300	6,844
AmerisourceBergen	75,737	7,855
Amgen, Cl A	16,800	2,727
Anthem	56,500	7,878
AstraZeneca ADR	107,200	3,639
Baxalta	53,200	2,076
Becton Dickinson	2,900	447
C.R. Bard	8,000	1,516
Cardinal Health	90,100	8,043
Centene*	11,800	777
DaVita HealthCare Partners*	22,670	1,580
Edwards Lifesciences, Cl A*	7,860	621
Express Scripts Holding*	61,100	5,341
Gilead Sciences	5,610	568
Hill-Rom Holdings	69,120	3,322
Hologic*	86,600	3,351
Humana	11,900	2,124
Johnson & Johnson	190,773	19,596

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Laboratory Corp of America Holdings*	42,443	$5,248
Masimo*	14,010	582
McKesson	11,300	2,229
Merck	142,900	7,548
Owens & Minor	25,250	909
Patterson	75,082	3,394
Pfizer	392,400	12,667
Quest Diagnostics	40,600	2,888
Sirona Dental Systems, Cl A*	18,922	2,073
Stryker	24,310	2,259
Taro Pharmaceutical Industries*	3,173	490
United Therapeutics*	24,590	3,851
UnitedHealth Group	61,650	7,253
Varian Medical Systems*	5,500	444
Waters*	25,760	3,467

		136,764

Industrials — 4.6%
Boeing	19,100	2,762
Deere	46,700	3,562
General Dynamics	8,600	1,181
L-3 Communications Holdings	24,400	2,916
Landstar System	82,037	4,811
Lockheed Martin	6,400	1,390
Northrop Grumman	49,100	9,271
Orbital ATK	24,500	2,189
Raytheon	66,100	8,231
Republic Services	61,500	2,705
Rollins	40,050	1,037
Stericycle, Cl A*	38,292	4,618

		44,673

Information Technology — 10.0%
Activision Blizzard	23,400	906
Amdocs	147,740	8,062
Apple	22,500	2,368
Aspen Technology*	96,030	3,626
Automatic Data Processing	41,459	3,512
Broadridge Financial Solutions	44,500	2,391
Brocade Communications Systems	349,413	3,208
CA	69,600	1,988
Cisco Systems	201,800	5,480
Convergys	85,000	2,116
CSG Systems International	37,600	1,353
eBay*	133,480	3,668
Global Payments	21,400	1,381
Harris	20,200	1,755
IAC	50,980	3,061
Intel	167,200	5,760
International Business Machines	37,600	5,175
Jabil Circuit	157,240	3,662
Jack Henry & Associates	13,800	1,077

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Juniper Networks	123,750	$3,416
Keysight Technologies*	30,270	858
Microsoft	90,100	4,999
NetApp	113,880	3,021
Oracle, Cl B	60,400	2,206
Qualcomm	34,300	1,714
Science Applications International	14,671	672
Skyworks Solutions	11,460	880
Symantec, Cl A	182,324	3,829
Synopsys*	58,000	2,645
Take-Two Interactive Software, Cl A*	100,599	3,505
Tech Data*	52,390	3,478
VeriSign*	41,060	3,587
Western Union	118,100	2,115

		97,474

Materials — 1.2%
AptarGroup	7,900	574
Avery Dennison	31,600	1,980
Bemis	44,400	1,984
Compass Minerals International, Cl A	24,377	1,835
Silgan Holdings	42,100	2,262
Sonoco Products	74,703	3,053

		11,688

Telecommunication Services — 4.2%
AT&T	478,751	16,474
BCE	53,500	2,059
NTT DoCoMo ADR	130,100	2,667
Rogers Communications, Cl B	68,600	2,357
SK Telecom ADR	129,800	2,615
Telephone & Data Systems	19,850	514
TELUS	26,500	730
Verizon Communications	300,613	13,894

		41,310

Utilities — 11.7%
AES	173,305	1,659
Alliant Energy	6,300	393
Ameren	60,200	2,602
American Electric Power	135,770	7,911
Atmos Energy	7,375	465
Consolidated Edison	165,942	10,665
DTE Energy	45,217	3,626
Duke Energy	59,000	4,212
Edison International	109,300	6,472
Entergy	126,360	8,638
Eversource Energy	113,570	5,800
Exelon	161,500	4,485
FirstEnergy	166,390	5,280
Great Plains Energy	13,200	361
ITC Holdings	75,342	2,957

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pepco Holdings	89,163	$2,319
PG&E	121,000	6,436
Pinnacle West Capital	88,332	5,696
Portland General Electric	64,100	2,331
PPL	53,000	1,809
Public Service Enterprise Group	186,000	7,196
SCANA	41,600	2,516
Southern	151,431	7,085
Southwest Gas	37,601	2,074
UGI	57,750	1,950
Vectren	73,315	3,110
WEC Energy Group	119,204	6,116

		114,164

Total Common Stock (Cost $743,892) ($ Thousands)		932,814

	Number of Rights

RIGHTS — 0.0%

United States — 0.0%
Safeway CVR - Casa Ley*	85	87
Safeway CVR - PDC*	85	4

Total Rights (Cost $—) ($ Thousands)		91

	Shares

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.230%**†	37,933,390	37,933

Total Cash Equivalent (Cost $37,933) ($ Thousands)		37,933

	Face Amount ($ Thousands)

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.110%, 02/04/16 (A)(B)	$2,249	2,249

Total U.S. Treasury Obligation (Cost $2,249) ($ Thousands)		2,249

Total Investments — 99.9% (Cost $784,074) ($ Thousands) @		$973,087

A list of the open futures contracts held by the Fund at December 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	260	Mar-2016	$339

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund (Concluded)

December 31, 2015

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $973,806 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

CVR — Contingent Value Rights

S&P — Standard & Poor’s

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $784,074 ($ Thousands), and the unrealized appreciation and depreciation were $208,665 ($ Thousands) and ($19,652) ($ Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2015, in valuing the

Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$932,814	$—	$—	$932,814
Rights	—	91	—	91
Cash Equivalent	37,933	—	—	37,933
U.S. Treasury Obligation	—	2,249	—	2,249

Total Investments in Securities	$970,747	$2,340	$—	$973,087

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$359	$—	$—	$359

Total Other Financial Instruments	$359	$—	$—	$359

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended December 31, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 12/31/2015	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$27,260	$105,630	$(94,957)	$37,933	$7

Totals	$27,260	$105,630	$(94,957)	$37,933	$7

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Real Estate Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.2%

Consumer Discretionary — 0.5%
Starwood Hotels & Resorts Worldwide	16,150	$1,119

Financials — 93.7%
Alexandria Real Estate Equities‡	26,850	2,426
Apartment Investment & Management, Cl A‡	115,516	4,624
AvalonBay Communities‡	47,971	8,833
Boston Properties‡	55,800	7,117
Brandywine Realty Trust‡	69,360	947
Brixmor Property Group‡	67,650	1,747
Camden Property Trust‡	34,080	2,616
Care Capital Properties‡	31,020	948
Chesapeake Lodging Trust‡	58,400	1,469
Columbia Property Trust‡	58,550	1,375
CubeSmart‡	102,210	3,130
CyrusOne‡	42,670	1,598
DCT Industrial Trust‡	24,800	927
DDR‡	109,900	1,851
Digital Realty Trust, Cl A‡	21,350	1,614
Douglas Emmett‡	91,890	2,865
Duke Realty‡	193,715	4,072
Empire State Realty Trust, Cl A‡	100,210	1,811
Equinix‡	8,582	2,595
Equity Commonwealth*‡	19,830	550
Equity LifeStyle Properties‡	15,300	1,020
Equity One, Cl A‡	29,350	797
Equity Residential‡	100,250	8,179
Essex Property Trust‡	24,649	5,901
Extra Space Storage‡	13,150	1,160
Federal Realty Investment Trust‡	3,920	573
First Industrial Realty Trust‡	47,260	1,046
First Potomac Realty Trust‡	39,610	452
General Growth Properties‡	154,529	4,205
HCP‡	94,830	3,626
Healthcare Trust of America, Cl A‡	31,010	836
Highwoods Properties‡	47,330	2,064
Hospitality Properties Trust‡	23,050	603
Host Hotels & Resorts‡	362,054	5,554
Hudson Pacific Properties‡	67,820	1,908
Kilroy Realty‡	10,370	656
Kimco Realty‡	123,110	3,257
Kite Realty Group Trust‡	49,650	1,287
LaSalle Hotel Properties‡	59,500	1,497
Liberty Property Trust‡	75,390	2,341
Macerich‡	43,509	3,511
Paramount Group‡	51,600	934
Pebblebrook Hotel Trust‡	17,900	502
Piedmont Office Realty Trust, Cl A‡	47,700	901
Post Properties‡	27,030	1,599
ProLogis‡	187,357	8,041
PS Business Parks‡	13,790	1,206
Public Storage‡	40,631	10,064

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
QTS Realty Trust*	4,710	$212
Ramco-Gershenson Properties‡	54,780	910
Regency Centers‡	39,000	2,657
Retail Opportunity Investments‡	52,050	932
Senior Housing Properties Trust‡	197,670	2,933
Simon Property Group‡	77,298	15,030
SL Green Realty‡	18,800	2,124
Sovran Self Storage‡	9,420	1,011
STORE Capital‡	14,300	332
Sunstone Hotel Investors‡	62,980	787
Taubman Centers‡	18,200	1,396
UDR‡	56,850	2,136
Urban Edge Properties‡	48,610	1,140
Ventas‡	101,190	5,710
Vornado Realty Trust‡	69,050	6,902
Washington‡	46,860	1,268
Weingarten Realty Investors‡	56,170	1,942
Welltower‡	148,330	10,091

		184,348

Total Common Stock (Cost $139,998) ($ Thousands)		185,467

CASH EQUIVALENT — 6.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.230%**†	13,547,133	13,547

Total Cash Equivalent (Cost $13,547) ($ Thousands)		13,547

Total Investments — 101.1% (Cost $153,545) ($ Thousands) @		$199,014

Percentages are based on a Net Assets of $196,795 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

Cl — Class

@	At December 31, 2015 the tax basis cost of the Fund’s investments was $153,545 ($ Thousands), and the unrealized appreciation and depreciation were $46,994 ($ Thousands) and ($1,525) ($Thousands) respectively.

As of December 31, 2015, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2015, there were no level 3 investments.

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Real Estate Fund (Concluded)

December 31, 2015

Amounts designated as “—“ are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 12/31/2015	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$6,435	$21,345	$(14,233)	$13,547	$2

Totals	$6,435	$21,345	$(14,233)	$13,547	$2

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 34.0%

Consumer Discretionary — 5.3%
AutoZone
1.300%, 01/13/17	$500	$499
CCO Holdings LLC
5.250%, 09/30/22	250	253
CCO Safari II
4.908%, 07/23/25 (A)	165	165
CSC Holdings
8.625%, 02/15/19	875	932
Daimler Finance North America LLC
1.650%, 05/18/18 (A)	300	296
1.375%, 08/01/17 (A)	535	530
Dollar Tree
5.750%, 03/01/23 (A)	125	129
ERAC USA Finance LLC
1.400%, 04/15/16 (A)	115	115
Ford Motor Credit LLC
1.724%, 12/06/17	350	345
1.166%, 03/12/19 (B)	400	391
General Motors Financial
2.400%, 04/10/18	750	746
Hyundai Capital America MTN
2.000%, 03/19/18 (A)	235	232
NBCUniversal Enterprise
0.974%, 04/15/18 (A) (B)	550	549
Nissan Motor Acceptance MTN
0.884%, 03/03/17 (A) (B)	310	309
President and Fellows of Harvard College
6.300%, 10/01/37	380	385
Scripps Networks Interactive
2.700%, 12/15/16	650	655
Sinclair Television Group
5.625%, 08/01/24 (A)	500	486
Sirius XM Radio
5.875%, 10/01/20 (A)	700	733
5.375%, 04/15/25 (A)	100	101
Thomson Reuters
1.650%, 09/29/17	345	343
0.875%, 05/23/16	250	250
Time Warner Cable
5.850%, 05/01/17	450	471
Tribune Media
5.875%, 07/15/22 (A)	310	310
Volkswagen Group of America Finance
1.250%, 05/23/17 (A)	300	293
0.848%, 05/22/18 (A) (B)	300	284
0.810%, 11/20/17 (A) (B)	800	769
Whirlpool
1.350%, 03/01/17	440	438

		11,009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)

Consumer Staples — 1.7%
Anheuser-Busch InBev Finance
0.729%, 02/01/19 (B)	$650	$638
CVS Health
1.900%, 07/20/18	350	350
1.200%, 12/05/16	330	330
Elizabeth Arden
7.375%, 03/15/21	189	121
JM Smucker
1.750%, 03/15/18	180	179
Kroger
0.819%, 10/17/16 (B)	450	450
Mondelez International
0.820%, 02/01/19 (B)	450	442
Reynolds American
2.300%, 06/12/18	445	448
SABMiller Holdings
1.019%, 08/01/18 (A) (B)	500	496
Spectrum Brands
5.750%, 07/15/25 (A)	99	101

		3,555

Energy — 3.1%
Atwood Oceanics
6.500%, 02/01/20	700	374
Blue Racer Midstream
6.125%, 11/15/22 (A)	107	74
BP Capital Markets PLC
0.956%, 09/26/18 (B)	700	693
0.784%, 02/13/18 (B)	400	397
ConocoPhillips
1.500%, 05/15/18	395	388
Devon Energy
0.877%, 12/15/16 (B)	600	594
Enbridge
0.779%, 06/02/17 (B)	675	661
Energy Transfer Partners
2.500%, 06/15/18	350	335
Genesis Energy
6.750%, 08/01/22	309	263
6.000%, 05/15/23	95	76
Gibson Energy
6.750%, 07/15/21 (A)	130	124
Halcon Resources
8.625%, 02/01/20 (A)	175	121
Hess
1.300%, 06/15/17	365	357
Kinder Morgan
2.000%, 12/01/17	270	260
Regency Energy Partners
5.000%, 10/01/22	200	177

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Schlumberger Holdings
1.900%, 12/21/17 (A)	$550	$548
Statoil
0.771%, 11/08/18 (B)	300	298
Total Capital Canada Ltd.
0.669%, 01/15/16 (B)	170	170
Total Capital International
0.881%, 08/10/18 (B)	450	448

		6,358

Financials — 15.4%
Abbey National Treasury Services MTN
1.232%, 08/24/18 (B)	600	600
0.736%, 09/29/17 (B)	350	347
Australia & New Zealand Banking Group
0.881%, 05/15/18 (B)	300	299
0.701%, 01/10/17 (A) (B)	300	300
Bank of America
5.650%, 05/01/18	110	118
2.000%, 01/11/18	190	190
1.700%, 08/25/17	500	499
1.097%, 09/15/36 (B)	700	602
Bank of Montreal MTN
0.883%, 04/09/18 (B)	650	651
Bank of New York Mellon MTN
0.772%, 03/06/18 (B)	650	650
Bank of Nova Scotia
1.300%, 07/21/17	400	399
Bank of Tokyo-Mitsubishi UFJ
1.450%, 09/08/17 (A)	400	398
0.772%, 09/08/17 (A) (B)	400	397
Barclays Bank PLC MTN
6.050%, 12/04/17 (A)	600	640
BB&T MTN
1.197%, 06/15/18 (B)	535	536
0.960%, 02/01/19 (B)	325	322
BPCE MTN
1.161%, 02/10/17 (B)	700	701
Capital One Bank USA
1.300%, 06/05/17	550	546
Citigroup
0.879%, 08/25/36 (B)	1,500	1,139
Citizens Bank MTN
1.600%, 12/04/17	800	792
Commonwealth Bank of Australia MTN
0.736%, 03/12/18 (A) (B)	650	646
Credit Agricole MTN
1.302%, 06/10/20 (A) (B)	500	499
Credit Suisse NY MTN
1.700%, 04/27/18	500	497
1.014%, 01/29/18 (B)	500	498

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Deutsche Bank
0.994%, 02/13/18 (B)	$475	$473
Equinix
5.750%, 01/01/25‡	505	516
Fifth Third Bank MTN
1.243%, 08/20/18 (B)	650	651
Goldman Sachs Group
1.497%, 04/30/18 (B)	125	125
1.454%, 04/23/20 (B)	500	501
1.421%, 11/15/18 (B)	400	402
HSBC Bank PLC
1.002%, 05/15/18 (A) (B)	600	598
Huntington National Bank
0.745%, 04/24/17 (B)	350	348
ING Bank
0.974%, 10/01/19 (A) (B)	400	398
Intesa Sanpaolo MTN
3.125%, 01/15/16	300	300
Jackson National Life Global Funding
1.875%, 10/15/18 (A)	400	397
JPMorgan Chase
0.953%, 01/28/19 (B)	300	298
JPMorgan Chase Capital XXI
1.250%, 02/02/37 (B)	1,300	1,024
KeyBank
0.844%, 06/01/18 (B)	600	598
Lloyds Bank
1.038%, 03/16/18 (B)	600	597
Macquarie Group
1.297%, 01/31/17 (A) (B)	400	400
Manufacturers & Traders Trust
1.400%, 07/25/17	475	473
0.697%, 01/30/17 (B)	400	399
Metropolitan Life Global Funding I
1.500%, 01/10/18 (A)	220	219
Mizuho Bank
0.966%, 03/26/18 (A) (B)	550	548
Morgan Stanley
5.950%, 12/28/17	140	150
1.170%, 01/24/19 (B)	450	449
MSCI
5.750%, 08/15/25 (A)	183	188
5.250%, 11/15/24 (A)	160	162
Prudential Financial MTN
1.142%, 08/15/18 (B)	500	500
RHP Hotel Properties
5.000%, 04/15/21‡	217	221
5.000%, 04/15/23‡	105	105
Royal Bank of Canada MTN
1.177%, 12/10/18 (B)	400	400
Santander Bank
1.251%, 01/12/18 (B)	800	794

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Societe Generale MTN
1.364%, 10/01/18 (B)	$550	$554
Standard Chartered MTN
0.929%, 04/17/18 (A) (B)	800	795
State Street Capital Trust IV
1.337%, 06/15/37 (B)	375	307
SunTrust Bank
0.802%, 02/15/17 (B)	650	648
Synchrony Financial
1.875%, 08/15/17	325	324
1.530%, 02/03/20 (B)	750	738
UBS MTN
1.002%, 08/14/19 (B)	700	695
Unitrin
6.000%, 05/15/17	670	696
US Bancorp MTN
0.720%, 04/25/19 (B)	550	547
Ventas Realty
1.550%, 09/26/16‡	500	500
1.250%, 04/17/17‡	130	129
WEA Finance
1.750%, 09/15/17 (A)	280	278
Wells Fargo MTN
1.002%, 01/30/20 (B)	500	495
Westpac Banking
1.200%, 05/19/17	300	299
0.899%, 01/17/19 (B)	400	398

		31,903

Health Care — 3.7%
AbbVie
1.800%, 05/14/18	525	523
Actavis Funding SCS
1.416%, 03/12/18 (B)	850	853
1.300%, 06/15/17	550	545
Amgen
2.125%, 05/15/17	600	604
Baxalta
1.099%, 06/22/18 (A) (B)	500	498
Bayer US Finance
0.564%, 10/06/17 (A) (B)	550	548
Becton Dickinson
1.800%, 12/15/17	625	624
Celgene
2.125%, 08/15/18	275	275
DaVita HealthCare Partners
5.000%, 05/01/25	310	299
ExamWorks Group
5.625%, 04/15/23	105	104
Mallinckrodt International Finance
4.875%, 04/15/20 (A)	71	68

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
McKesson
1.292%, 03/10/17	$370	$369
0.950%, 12/31/49	30	30
Medtronic
1.500%, 03/15/18	340	340
Mylan
1.350%, 11/29/16	450	446
Providence Health & Services Obligated Group
1.084%, 10/01/16 (B)	800	801
Thermo Fisher Scientific
1.300%, 02/01/17	145	145
Zimmer Biomet Holdings
1.450%, 04/01/17	625	622

		7,694

Industrials — 1.8%
Air Lease
4.500%, 01/15/16	350	350
2.125%, 01/15/18	310	305
Boart Longyear Management Properties
10.000%, 10/01/18 (A)	350	255
Clean Harbors
5.250%, 08/01/20	350	357
GATX
1.250%, 03/04/17	245	243
Hutchison Whampoa International 14
1.625%, 10/31/17 (A)	500	496
ILFC E-Capital Trust I
4.570%, 12/21/65 (A) (B)	500	455
Nielsen Finance
5.000%, 04/15/22 (A)	700	691
PACCAR Financial MTN
1.100%, 06/06/17	360	358
Sensata Technologies
5.000%, 10/01/25 (A)	207	202

		3,712

Information Technology — 1.2%
Audatex North America
6.125%, 11/01/23 (A)	475	478
6.000%, 06/15/21 (A)	300	302
Bankrate
6.125%, 08/15/18 (A)	300	303
Fidelity National Information Services
2.850%, 10/15/18	250	251
1.450%, 06/05/17	210	207
Hewlett Packard Enterprise
2.450%, 10/05/17 (A)	650	650

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TSMC Global
0.950%, 04/03/16 (A)	$250	$249

		2,440

Materials — 0.5%
Ball
5.250%, 07/01/25	123	126
Owens-Brockway Glass Container
6.375%, 08/15/25 (A)	140	144
5.875%, 08/15/23 (A)	105	106
Rio Tinto Finance USA PLC
1.174%, 06/17/16 (B)	625	623

		999

Telecommunication Services — 0.6%
AT&T
1.212%, 06/30/20 (B)	550	546
British Telecommunications PLC
1.250%, 02/14/17	295	294
Verizon Communications
2.086%, 09/14/18 (B)	515	527

		1,367

Utilities — 0.7%
Dominion Gas Holdings
1.050%, 11/01/16	600	599
Exelon
1.550%, 06/09/17	180	179
Southern
1.300%, 08/15/17	390	387
Talen Energy Supply
4.625%, 07/15/19 (A)	270	203

		1,368

Total Corporate Obligations (Cost $72,370) ($ Thousands)		70,405

LOAN PARTICIPATIONS — 28.0%
Acadia Healthcare Company, 1st Lien
0.043%, 02/11/22	199	198
Acosta
4.250%, 09/24/21	355	337
Advantage Sales, 1st Lien Term Loan
4.250%, 07/23/21	—	—
Affinion Group, Inc., Tranche B Term Loan
6.750%, 04/30/18	440	403
Air Medical
4.500%, 04/28/22	826	798

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Alere
4.250%, 06/20/22	$697	$690
Allison Transmission
3.500%, 08/23/19	613	608
Amber Holdings Cov-Lite Term Loan First Lien
0.064%, 08/13/19	417	412
Amber Holdings, First Lien Draw Term Loan
0.064%, 08/13/18	28	27
AMC Entertainment, Term Loan
3.500%, 04/30/20	499	498
American Builders & Contract Supply, Term
Loan B
3.500%, 04/16/20	547	542
American Renal Holdings Inc., Term B Loan 1st Lien
0.045%, 08/20/19	525	515
American Tire Distributors, 1st Lien
0.053%, 09/01/21	249	244
Amsurg Cov-Lite
3.500%, 07/16/21	298	295
Applied Systems, 1st Lien Term Loan
4.250%, 01/25/21	573	561
Aramark, 1st Lien
3.250%, 02/24/21 (B)	687	679
Aramark, 1st Lien Term Loan
0.057%, 07/26/16	14	14
Ardagh Holdings USA, 1st Lien
4.000%, 12/17/19	643	631
Aricent Technologies, 1st Lien
5.500%, 04/14/21	512	478
Asurion Cov-Lite Term Loan Second Lien
0.085%, 03/03/21	680	576
Asurion LLC
5.000%, 05/24/19	164	153
Asurion, LLC ( fka Asurion Corporation), Incremental Tranche B-4 Term Loan
0.050%, 08/04/22	200	182
Auris Luxembourg II, Term Loan B-4
4.250%, 01/17/22	323	322
Avago Technologies Cayman, Term B Loan 1st Lien
3.500%, 11/11/22	1,000	988
B&G Foods
3.750%, 10/22/21	107	107
BE Aerospace
4.000%, 11/19/21	136	136
BE Aerospace, 1st Lien
4.000%, 11/19/21	119	119
Beacon Roofing, 1st Lien
4.000%, 09/23/22	150	149

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Berry Plastics, 1st Lien
4.000%, 09/16/22	$300	$297
Black Knight
3.750%, 05/09/22	53	53
Booz Allen Hamilton, 1st Lien Term Loan B1
3.750%, 07/31/19	246	246
Brickman Group Holdings, 1st Lien Term Loan
4.000%, 12/18/20	—	—
Burger King Term Loan B
3.750%, 12/10/21	66	66
Calpine Cov-Lite Term Loan B5
3.500%, 05/20/22	663	631
Catalent Pharma Solutions, 1st Lien Term Loan B
4.250%, 05/20/21	494	489
CCM Merger
4.500%, 08/06/21	366	364
CDW, Term Loan
3.250%, 04/29/20	588	572
Ceramtec Acquisition
4.250%, 08/30/20	81	80
CeramTec GmbH, Term Loan B
4.250%, 08/30/20	198	196
Charter Communications Operating LLC, Term Loan E
3.000%, 04/10/20	313	307
Chief Exploration
7.500%, 05/16/21	500	333
ClubCorp Club Operations, Inc., Term Loan 1st Lien
4.250%, 07/24/20	204	203
0.042%, 12/08/22	83	82
CommScope Incremental Cov-Lite Term Loan B
3.750%, 12/29/22	200	198
Communications Sales and Leasing
5.000%, 10/14/22	90	83
Constantia Flexibles, 1st Lien
4.750%, 04/30/22	32	32
Constantinople Acquisition
4.750%, 04/30/22	166	166
ConvaTec, Dollar Term Loan
4.250%, 12/30/16	153	150
Coty, Inc.
3.750%, 10/21/22	615	609
Cumulus Media Holdings Inc., Term B Loan 1st Lien
4.250%, 12/23/20	664	500
DaVita HealthCare Partners, Term Loan B
3.500%, 06/18/21	399	397

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Dex Media West LLC, New Term Loan
8.000%, 12/30/16	$252	$134
8.000%, 12/30/16	129	69
Dollar Tree, Term Loan B-1
3.500%, 07/06/22	618	615
EFS Cogen Holdings, 1st Lien Term Loan
3.750%, 12/17/20	194	187
Emergency Medical Services Cov-Lite, Term Loan
4.000%, 05/25/18	17	17
Emergency Medical Services, Initial Term Loan
4.250%, 05/25/18	107	106
4.000%, 04/27/18	218	216
EMI Music Publishing, Ltd., Term Loan
4.000%, 08/19/22	426	418
Endurance International, 1st Lien Term Loan
5.000%, 11/09/19	354	344
Energy & Exploration Partners LLC, 1st Lien Term B Loan
0.078%, 01/22/19	627	146
Energy & Exploration Partners LLC, 1st Lien Term Loan
0.078%, 01/23/16	15	15
Entegris, 1st Lien Term Loan B
3.500%, 04/30/21	586	578
Epicor
4.750%, 06/01/22	238	232
Equinox Fitness Clubs, Cov-Lite, 1st Lien Term Loan B
5.000%, 01/31/20	731	723
Evergreen Skillsoft, Initial Term Loan 1st Lien
0.058%, 04/28/21	657	506
First Data, 1st Lien Term Loan
3.950%, 06/24/22	100	99
3.712%, 03/23/18	624	615
Four Seasons, Term Loan, 1st Lien
3.500%, 06/27/20	644	631
Generac Power Systems, Term Loan B
3.250%, 06/22/18	599	586
Gray Television, Cov-Lite, 1st Lien Term Loan
3.750%, 06/13/21 (D)	151	149
Greeneden U.S. Holding II LLC
4.000%, 01/31/20	890	871
Harbor Freight Tools
4.750%, 07/26/19	226	225
Headwaters, 1st Lien Term Loan B
4.500%, 03/11/22	380	377

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hill-Rom Holdings, Inc., Term Loan, 1st Lien
3.500%, 09/08/22	$67	$67
Hilton Hotels, Cov-Lite, 1st Lien Term Loan B
3.500%, 10/26/20 (B)	242	241
Hilton Worldwide Holdings, 1st Lien Term Loan B
3.500%, 10/26/20	147	147
Houghton Mifflin Cov-Lite Term Loan B
4.000%, 05/28/21	349	334
Hub International, 1st Lien Term Loan
4.000%, 10/02/20	1,082	1,018
Hyperion Insurance Group
5.500%, 04/29/22	269	265
IMS Health
3.500%, 03/17/21	573	558
Ina Beteiligungs, 1st Lien Term Loan B
4.250%, 05/15/20	144	144
Ineos Holdings Limited Cov-Lite
3.750%, 04/27/18	599	582
Ineos US Finance, 1st Lien
4.250%, 03/11/22	60	57
Informatica
4.500%, 06/03/22	270	259
Intelsat Jackson Holdings
3.750%, 06/30/19 (B)	288	272
ION Trading Technologies, Term Loan, Tranche B-1
4.250%, 06/10/21	722	696
Jeld-Wen
4.750%, 07/01/22	500	491
Jeld-Wen, Term Loan B, 1st Lien
5.250%, 09/24/21	207	205
JHT Holding, 2nd Lien Term Loan
12.500%, 04/30/16 (C) (E) (F)	53	18
Kenan Advantage, Cov-Lite, Initial Term Loan, 1st Lien
4.000%, 07/29/22	137	135
Kenan Advantage, Delayed Draw Term Loan
1.500%, 01/23/17	19	—
Kenan Advantage, Initial Term Loan B
4.000%, 07/29/22	44	43
Klockner Pentaplast of America
5.000%, 04/22/20	76	75
5.000%, 04/28/20	32	32
Kronos 2/13 Cov-Lite Term Loan First Lien
4.500%, 10/30/19	968	951
Language Line, LLC, Term Loan, 1st Lien
6.500%, 06/11/21	630	624
Lee Enterprises, Term Loan B
7.250%, 03/31/19	260	256

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Leslie’s Poolmart Cov-Lite, 1st Lien
4.250%, 10/16/19	$583	$567
Level 3 Communications
4.000%, 08/01/19	750	748
Lifetime Fitness
4.250%, 06/10/22	357	347
Light Tower Fiber LLC, Term Loan
4.000%, 04/13/20	196	190
Mallinckrodt International Finance
3.250%, 03/19/21	300	290
Media General, Term Loan
4.000%, 07/31/20	152	149
MEG Energy
3.750%, 03/21/20	624	547
MGM Resorts, Term Loan B
3.500%, 12/20/19	390	384
Millennium Health, LLC ( fka Millennium Laboratories, LLC), Tranche B Term Loan
0.065%, 04/16/21	630	265
Mohegan Tribal Gaming Authority, 1st Lien Term Loan B
5.500%, 11/19/19	248	242
Mueller Water Products, 1st Lien Term Loan B
4.000%, 11/19/21	91	91
Mueller Water Products, Inc., Initial Loan
4.000%, 11/19/21	6	6
Murray Energy Corporation, Term B-2 Loan
0.075%, 04/16/20	175	111
NBTY Cov-Lite
0.040%, 10/01/17	500	491
Neiman Marcus, Cov-Lite, 1st Lien Term Loan
4.250%, 10/25/20	588	519
Nelson Education, Term Loan 1st Lien
6.750%, 07/05/16 (G)	206	126
Numericable US, 1st Lien Term Loan B1
4.500%, 05/21/20	69	67
Numericable US, 1st Lien Term Loan B2
4.500%, 05/21/20	60	58
NXP B.V. (NXP Funding LLC), Tranche B Loan
3.750%, 12/07/20	181	180
Ocwen Financial
5.000%, 02/15/18	30	30
Onex York Acquisition Corporation, Term B Loan 1st Lien
4.750%, 10/01/21	682	643
Peabody Energy, 1st Lien Term Loan B Cov-Lite
4.250%, 09/24/20	127	60
Penn Products Terminals
4.750%, 04/13/22	139	130

6	Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Petco
4.000%, 11/24/17	$700	$697
Pilot Travel Centers LLC, Refinancing Tranche B Term Loan
3.750%, 10/01/21	731	731
Post Holdings, 1st Lien Term Loan B
3.750%, 06/02/21	57	57
Quebecor
3.250%, 08/17/20	117	113
Quintiles Transnational
3.250%, 05/06/22	299	298
Radnet
5.500%, 10/10/18	231	228
4.250%, 10/10/18	493	487
Realogy, Extended Term Loan
0.150%, 10/10/16	28	27
Redtop Acquisitions, 1st Lien
4.500%, 12/03/20	98	97
Redtop Acquisitions, 2nd Lien
8.250%, 06/03/21	103	101
Regal Cinemas
3.750%, 04/01/22	99	99
Regal Cinemas, 1st Lien
3.750%, 04/01/22	145	144
Regal Cinemas, Term Loan
3.750%, 04/01/22	29	29
Rexnord Cov-Lite Term Loan B
4.000%, 08/21/20	70	68
Rexnord LLC, Term Loan B
4.000%, 08/21/20	221	214
Royal Adhesives & Sealants
4.500%, 06/20/22	127	124
SBA Finance
3.250%, 06/10/22	520	506
Seadrill Partners LLC, 1st Lien Term Loan B
4.000%, 02/21/21	652	270
Seaworld
3.000%, 05/30/20	146	136
Seminole Hard Rock Entertainment, Term Loan B
3.500%, 05/08/20	495	484
Serta Simmons Holdings, Term Loan B
4.250%, 09/19/19	487	483
Signode Industrial Group
3.750%, 05/01/21	320	308
Sinclair Television Cov-Lite Term Loan B1
3.500%, 07/30/21	200	198
Smart & Final, 1st Lien Term Loan, Cov-Lite
4.000%, 11/15/19	412	406
Solvay
4.750%, 12/01/21	1	1

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Spectrum Brands
3.750%, 06/23/22	$413	$411
3.500%, 06/23/22	28	28
Spectrum Brands, 1st Lien
5.250%, 06/23/22	19	19
SS&C Technologies
4.000%, 07/08/22	446	442
Starwood Property Trust, Term Loan B
3.500%, 04/17/20	858	844
Sterigenics-Nordion Cov-Lite Term Loan B
4.250%, 05/16/22	269	261
Surgical Care Affiliates, 1st Lien
4.250%, 03/11/22	373	368
Syncreon Holdings, Cov-Lite, 1st Lien Term Loan
5.250%, 10/28/20	983	792
TASC, 1st Lien Term Loan
7.000%, 05/23/20	77	76
Telesat Canada, Term Loan B
3.490%, 03/28/19 (B)	389	382
Templar Energy LLC, New Term Loan 2nd Lien
0.085%, 11/25/20	467	49
Texas Competitive Electric Holdings Company, Extending Term Loan 1st Lien
4.683%, 10/10/17 (G)	7	2
0.047%, 10/10/17 (G)	347	107
Townsquare Media, 1st Lien
4.250%, 03/25/22	185	183
TransDigm, Cov-Lite, 1st Lien, Term Loan D
3.750%, 06/04/21	505	491
Transunion
0.035%, 04/09/21	985	955
Tribune Media, Term Loan, 1st Lien
3.750%, 12/27/20	440	433
True Religion Apparel, Inc., Term Loan 1st Lien
5.875%, 07/30/19	466	258
True Religion Apparel, Term Loan, 1st Lien
5.875%, 07/30/19	161	89
U.S. Renal Care, Inc., Term Loan 1st Lien
0.000%, 11/17/22	502	497
Univar
4.250%, 07/01/22	90	87
Univar, Term Loan, 1st Lien
4.250%, 07/01/22	90	87
Univision, 1st Lien Term Loan
4.000%, 03/01/20	837	818
Valeant Pharmaceuticals
3.500%, 02/13/19	95	92

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Valeant Pharmaceuticals International, Term Loan E
3.750%, 08/05/20	$398	$381
Valeant Pharmaceuticals, 1st Lien
0.040%, 04/01/22	231	221
Vanity LLC, 1st Lien Term Loan B
3.750%, 06/13/21	245	244
Verint Systems, 1st Lien Term Loan B
3.500%, 09/06/19	390	388
Warner Music Group, Term Loan
3.750%, 07/01/20	492	465
Waste Industries, 1st Lien
4.250%, 02/20/20	398	396
WaveDivision Holdings
4.000%, 08/09/19	371	365
WaveDivision Holdings, 2nd Lien
4.000%, 10/15/19	1	—
WCA Waste Systems, Term Loan
4.000%, 03/23/18	241	237
Weight Watchers 4/13 Cov-Lite Term Loan B2 First Lien
4.000%, 04/02/20	255	187
West
3.250%, 06/30/18	293	287
Wideopenwest Finance
4.500%, 04/01/19	523	503
Wilsonart International Holdings LLC, 1st Lien
4.000%, 10/31/19	690	671
XPO Logistics
5.500%, 10/21/27	372	370
Ziggo, 1st Lien Term Loan B1
3.500%, 01/15/22	307	298
Ziggo, 1st Lien Term Loan B2
3.500%, 01/15/22	173	168
Ziggo, 1st Lien Term Loan B3
3.500%, 01/15/22	309	300
Zuffa
4.500%, 02/25/20	200	194
Total Loan Participations (Cost $62,265) ($ Thousands)		58,038

ASSET-BACKED SECURITIES — 12.5%

Automotive — 6.3%
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A4
0.950%, 06/20/18	500	499
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/17	255	255

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/18	$1	$1
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/18	64	64
AmeriCredit Automobile Receivables Trust
1.260%, 04/08/19	435	434
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/17	33	33
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl A3
0.940%, 02/08/19	650	648
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl A3
1.260%, 11/08/19	250	249
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.507%, 01/15/21 (B)	79	78
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A2
1.720%, 01/22/19	445	445
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/19	570	566
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/18	115	115
CarMax Auto Owner Trust, Ser 2015-4, Cl A2A
1.090%, 04/15/19	545	543
Chesapeake Funding LLC, Ser 2013-1A, Cl A
0.649%, 01/07/25 (B)	412	412
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.619%, 03/07/26 (B)	375	374
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/18	82	82
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/18	90	90
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/20	40	40
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/21	310	310
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/21	345	343
Enterprise Fleet Financing, Ser 2013-2, Cl A3
1.510%, 05/22/17	300	299

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing, Ser 2014-1, Cl A2
0.870%, 09/20/19	$107	$107
Fifth Third Auto Trust, Ser 2015-1, Cl A3
1.420%, 03/16/20	350	349
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/18	3	3
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/18	14	14
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/19	124	124
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/18	2	2
Ford Credit Auto Lease Trust 2015-B, Ser 2015-B, Cl B
1.920%, 03/15/19	325	322
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/17	475	476
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/18	700	706
GM Financial Automobile Leasing Trust, Ser 2015-3, Cl A2A
1.170%, 06/20/18	650	647
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/17	251	251
Mercedes Benz Auto Lease Trust, Ser 2015-A, Cl A4
1.210%, 10/15/20	200	199
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 07/16/18	490	487
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/18	365	364
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/18	74	74
Prestige Auto Receivables Trust, Ser 2015-1, Cl A2
1.090%, 02/15/19	206	206
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/18	545	553

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2015-5, Cl A3
1.580%, 09/16/19	$345	$343
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/17	4	4
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/17	163	163
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl A2
1.170%, 03/15/18	139	138
Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 07/16/18	595	594
Wheels SPV 2 LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/23	289	289
World Omni Auto Receivables Trust, Ser 2015-B, Cl A2A
0.960%, 07/15/19	545	543
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.557%, 02/15/18 (B)	235	235

		13,073

Credit Cards — 1.9%
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.557%, 03/16/20 (B)	190	190
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.457%, 04/15/19 (B)	750	746
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.751%, 07/15/20 (B)	650	650
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/19	490	490
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/19	485	484
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/20	800	797
World Financial Network Credit Card Master Trust, Ser 2015-C, Cl A
1.260%, 03/15/21	640	637

		3,994

Other Asset-Backed Securities — 4.3%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.874%, 01/25/35 (B)	201	198

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.299%, 09/25/34 (B)	$171	$169
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.657%, 02/15/18 (B)	280	280
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/19	800	796
CIFC Funding Ltd., Ser 2013-1A, Cl A1
1.439%, 04/16/25 (B)	485	477
First Franklin Mortgage Loan Trust, Ser 2006-FF1, Cl 2A3
0.437%, 01/25/36 (B)	353	347
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.587%, 01/15/18 (B)	330	330
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/19	90	90
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
0.697%, 05/15/20 (B)	430	428
Green Tree Agency Advance Funding Trust I, Ser 2015-T1, Cl AT1
2.302%, 10/15/46	240	240
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/17	137	137
JP Morgan Mortgage Acquisition Trust, Ser 2007-CH1, Cl AV4
0.324%, 11/25/36 (B)	32	32
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/17	40	40
Kubota Credit Owner Trust, Ser 2015-1A, Cl A2
0.940%, 12/15/17	436	435
MMAF Equipment Finance, Ser 2014-AA, Cl A3
0.870%, 01/08/19	745	740
Nationstar HECM Loan Trust, Ser 2015-2A, Cl A
2.883%, 11/25/25	175	174
NRZ Advance Receivables Trust Advance Receivables Backed, Ser 2015-T3, Cl AT3
2.540%, 11/15/46	550	549
NYCTL 2015-A Trust, Ser 2015-A, Cl A
1.340%, 11/10/28	354	353
NYCTL Trust, Ser 2014-A, Cl A
1.030%, 11/10/27	39	39

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ocwen Master Advance Receivables Trust, Ser 2015-1, Cl AT1
2.537%, 09/17/46	$275	$275
Ocwen Master Advance Receivables Trust, Ser 2015-T2, Cl AT2
2.532%, 11/15/46	225	225
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.719%, 03/25/26 (B)	237	234
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.057%, 12/16/24 (B)	47	47
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/22	510	509
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Ser 2015-T2, Cl AT2
2.620%, 01/15/47	520	519
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.652%, 07/25/36 (B)	589	586
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.344%, 02/25/36 (B)	173	172
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/17	62	62
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/18	282	282

		8,765

Total Asset-Backed Securities (Cost $25,918) ($ Thousands)		25,832

MORTGAGE-BACKED SECURITIES — 10.3%

Agency Mortgage-Backed Obligations — 3.8%
FHLMC
6.000%, 09/01/26	79	89
2.000%, 08/25/16	1,960	1,976
FNMA
6.500%, 09/01/26	59	67
6.000%, 11/01/26 to 04/01/40	458	518
5.000%, 02/01/23 to 03/01/25	121	130
3.000%, 12/01/30	1,600	1,650
FNMA TBA
3.500%, 01/01/41	900	943
3.000%, 01/16/26	1,500	1,545
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.653%, 01/08/20 (B)	399	401
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.591%, 03/11/20 (B)	132	132

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.583%, 03/06/20 (B)	$85	$85
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.719%, 10/07/20 (B)	308	309

		7,845

Non-Agency Mortgage-Backed Obligations — 6.5%
Adjustable Rate Mortgage Trust, Ser 2005-4,Cl 7A2
0.654%, 08/25/35 (B)	157	156
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
2.628%, 11/25/34 (B)	78	77
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
2.610%, 04/25/35 (B)	210	193
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
2.733%, 10/25/35 (B)	180	159
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/41	271	274
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.898%, 12/10/49 (B)	350	362
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.349%, 12/10/49 (B)	449	472
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/45	156	155
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/49	647	658
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.718%, 09/25/34 (B)	57	57
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/44 (B)	555	576
Comm Mortgage Trust, Ser 2014-BBG, Cl A
1.007%, 03/15/29 (B)	340	336
COMM Mortgage Trust, Ser 2006-C7, Cl A4
5.961%, 06/10/46 (B)	363	366
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/45	131	130
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/46	187	185
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/45	122	122

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/45	$39	$39
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/45	46	46
Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.394%, 07/25/24 (B)	491	489
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46	113	113
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.071%, 04/25/24 (B)	323	323
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.149%, 05/25/24 (B)	172	171
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.149%, 05/25/24 (B)	247	244
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M1
1.344%, 05/25/25 (B)	139	139
GE Business Loan Trust, Ser 2004-2A, Cl B
0.687%, 12/15/32 (B)	15	15
GE Business Loan Trust, Ser 2004-2A, Cl A
0.427%, 12/15/32 (B)	21	20
GS Mortgage Securities, Ser 2010-C2, Cl A1
3.849%, 12/10/43	70	72
GS Mortgage Securities, Ser 2013-GC13, Cl A1
1.206%, 07/10/46	115	114
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/45	84	83
Hilton USA, Ser 2013-HLF, Cl AFL
1.204%, 11/05/30 (B)	222	221
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.714%, 04/25/35 (B)	189	172
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-FLD1, Cl M2
0.684%, 07/25/35 (B)	3	3
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP7, Cl A4
6.095%, 04/15/45 (B)	149	149
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.853%, 06/15/43	12	12
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A1
0.670%, 12/15/47	21	21

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/46	$157	$156
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
2.724%, 10/25/36 (B)	406	381
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/40 (B)	470	483
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.087%, 04/15/41 (B)	325	343
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
2.864%, 12/25/34 (B)	128	127
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/49	612	622
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/48	132	135
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/45	41	41
Morgan Stanley Capital I Trust 2006-IQ12, Ser IQ12, Cl A4
5.332%, 12/15/43	611	621
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/51	222	219
MortgageIT Trust, Ser 2005-5, Cl A1
0.454%, 12/25/35 (B)	615	557
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.694%, 02/25/35 (B)	187	185
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.856%, 11/20/34 (B)	136	128
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.516%, 12/20/34 (B)	109	106
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.436%, 03/20/35 (B)	65	60
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/58 (B)	632	630
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/26/55 (B)	172	170
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/55 (B)	176	174

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/49	$194	$193
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A3
6.011%, 06/15/45 (B)	383	384
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.323%, 03/25/36 (B)	255	242
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/45	182	181
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.623%, 01/25/35 (B)	186	187
WFRBS Commercial Mortgage Trust, Ser 2011-C6, Cl A1
1.081%, 04/15/45	48	48
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/45	202	201
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/46	111	110

		13,408

Total Mortgage-Backed Securities (Cost $21,558) ($ Thousands)		21,253

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.9%
FHLB
0.500%, 09/28/16	1,670	1,667
FNMA
1.250%, 09/28/16	6,500	6,524

Total U.S. Government Agency Obligations (Cost $8,205) ($ Thousands)		8,191

COLLATERALIZED DEBT OBLIGATIONS — 3.6%

Other Asset-Backed Securities — 3.6%
Apidos CLO XII, Ser 2013-12A, Cl A
1.389%, 04/15/25 (B)	550	540
Apidos CLO XVII, Ser 2014-17A, Cl A1A
1.789%, 04/17/26 (B)	350	348
Cent CLO 16 L.P., Ser 2014-16AR, Cl A1AR
1.550%, 08/01/24 (B)	500	498
Cent CLO 20, Ser 2014-20A, Cl A
1.724%, 01/25/26 (B)	625	616

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COLLATERALIZED DEBT OBLIGATIONS (continued)
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.637%, 04/18/26 (B)	$510	$505
Gramercy Park CLO, Ser 2014-1A, Cl A1R
1.574%, 07/17/23 (B)	400	398
ING Investment Management CLO, Ser 2014-1A, Cl A2R
2.186%, 03/14/22 (B)	500	500
ING Investment Management CLO, Ser 2014-1A, Cl A1
1.787%, 04/18/26 (B)	510	506
ING Investment Management CLO, Ser 2014-1A, Cl A1R
1.536%, 03/14/22 (B)	410	409
Limerock CLO II, Ser 2014-2A, Cl A
1.787%, 04/18/26 (B)	600	595
Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
1.759%, 04/15/26 (B)	440	435
Octagon Investment Partners XVI Ltd., Ser 2013-1A, Cl A
1.409%, 07/17/25 (B)	550	536
OHA Credit Partners VIII Ltd., Ser 2013-8A, Cl A
1.407%, 04/20/25 (B)	330	323
Race Point VI CLO Ltd., Ser 2014-6A, Cl BR
2.413%, 05/24/23 (B)	525	523
Symphony CLO Ltd., Ser 2014-8AR, Cl BR
2.033%, 01/09/23 (B)	805	805

		7,537

Total Collateralized Debt Obligations (Cost $7,599) ($ Thousands)		7,537

MUNICIPAL BONDS — 1.5%
Florida State, Board of Administration Finance, Ser A, RB
1.298%, 07/01/16	570	571
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/16	455	455
New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/16	1,000	999
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/16	65	65
State of Illinois, Ser B, GO
1.780%, 04/01/16	400	400

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of California, Ser Y-1, RB Callable 01/01/17 @ 100
0.928%, 07/01/41 (B)	$565	$565

Total Municipal Bonds (Cost $3,056) ($ Thousands)		3,055

	Shares

COMMON STOCK — 0.0%
JHT Holding*	4,002	—

Total Common Stock (Cost $–) ($ Thousands)		—

	Face Amount ($ Thousands)

REPURCHASE AGREEMENT(G) — 4.1%
Goldman Sachs 0.120%, dated 12/31/15, to be repurchased on 07/01/16, 0.130%, dated 12/31/15, to be repurchased on 01/04/16, repurchase price $8,600,306 (collateralized by various FMAC and FNMA obligations, ranging in par value $28,754 - $9,256,115, 3.000% - 6.000%, 06/01/2025 - 09/01/2043; total market value $8,772,000)	8,600	8,600
Total Repurchase Agreement (Cost $8,600) ($ Thousands)		8,600

	Shares

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.230%**†	7,902,499	7,902

Total Cash Equivalent (Cost $7,902) ($ Thousands)		7,902

Total Investments — 101.7% (Cost $217,473) ($ Thousands)@		$210,813

A list of the open futures contracts held by the Fund at December 31, 2015, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. 10-Year Treasury Note	(13)	Mar-2016	$5
U.S. 2-Year Treasury Note	(3)	Apr-2016	1

			$6

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Concluded)

December 31, 2015

Percentages are based on a Net Assets of $207,253 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2015.

(C)	Securities considered illiquid. The total value of such securities as of December 31, 2015 was $18 ($ Thousands) and represented 0.0% of Net Assets.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2015 was $18 ($ Thousands) and represented 0.0% of Net Assets.

(E)	Securities considered restricted. The total market value of such securities as of December 31, 2015 was $18 ($ Thousands) and represented 0.0% of Net Assets.

(F)	Security is in default on interest payment.

(G)	Tri-Party Repurchase Agreement.

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

Re-REMIC — Resecuritization Real Estate Mortgage Investment Conduit

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $217,473 ($ Thousands), and the unrealized appreciation and depreciation were $288 ($ Thousands) and $(6,948) ($ Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$70,405	$—	$70,405
Loan Participations	—	58,020	18	58,038
Asset-Backed Securities	—	25,832	—	25,832
Mortgage-Backed Securities	—	21,253	—	21,253
Repurchase Agreement	—	8,600	—	8,600
U.S. Government Agency Obligations	—	8,191	—	8,191
Collateralized Debt Obligations	—	7,537	—	7,537
Municipal Bonds	—	3,055	—	3,055
Common Stock	—	—	—	—
Cash Equivalent	7,902	—	—	7,902

Total Investments in Securities	$7,902	$202,893	$18	$210,813

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$6	$—	$—	$6

Total Other Financial Instruments	$6	$—	$—	$6

*	Futures contracts are valued at the unrealized appreciation on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

A list of restricted securities held by the Fund as of December 31, 2015, is as follows:

	Face Amounts ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
JHT Holdings, 2nd Lien Term Loan	$53	12/16/08	12/16/08	$55	$18	0.01%

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 12/31/2015	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$5,674	$5,308	$(3,080)	$7,902	$1

Totals	$5,674	$5,308	$(3,080)	$7,902	$1

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 31.4%

Agency Mortgage-Backed Obligations — 24.5%
FHLMC
7.500%, 05/01/31 to 09/01/32	$505	$589
7.000%, 05/01/24 to 03/01/39	429	487
6.500%, 06/01/17 to 09/01/39	424	457
6.000%, 03/01/20 to 07/01/37	1,573	1,706
5.500%, 02/01/17 to 11/01/35	1,822	1,927
5.000%, 10/01/18 to 07/01/44	9,440	10,377
4.500%, 08/01/20 to 03/01/44	4,468	4,787
4.000%, 04/01/19 to 12/01/45	23,655	25,096
3.500%, 12/01/28 to 12/01/45	46,869	48,558
3.000%, 08/01/30 to 08/01/45	6,691	6,740
1.620%, 11/21/19	390	390
FHLMC ARM
3.002%, 09/01/45 (A)	216	221
2.899%, 01/01/44 (A)	511	523
2.893%, 08/01/44 (A)	338	347
2.874%, 09/01/45 (A)	939	966
2.830%, 10/01/45 (A)	—	—
2.790%, 10/01/45 (A)	528	538
2.757%, 10/01/45 (A)	—	—
2.756%, 08/01/44 (A)	143	146
2.755%, 12/01/45 (A)	604	614
2.753%, 09/01/45 (A)	296	302
2.729%, 08/01/45 (A)	363	370
2.698%, 08/01/45 (A)	526	535
2.688%, 09/01/45 (A)	1,052	1,068
2.685%, 12/01/45 (A)	161	163
2.648%, 10/01/45 (A)	502	509
2.626%, 12/01/42 (A)	594	602
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/19	8	8
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/23	585	642
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/31	107	123
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/32	689	764
FHLMC CMO, Ser 2005-2945, Cl SA
11.699%, 03/15/20 (A)	325	358
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/36	1,362	1,527
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/37	346	369
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.700%, 05/15/38 (A)	101	11
FHLMC CMO, Ser 2010-3621, Cl SB, IO
5.900%, 01/15/40 (A)	111	20
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.620%, 10/15/41 (A)	860	146
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/42	1,513	1,506

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-3997, Cl SK, IO
6.270%, 11/15/41 (A)	$735	$128
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.720%, 08/15/39 (A)	1,375	230
FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.720%, 07/15/42 (A)	73	17
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/31	1,401	161
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.720%, 08/15/42 (A)	141	23
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.820%, 11/15/42 (A)	154	30
FHLMC CMO, Ser 2012-4136, Cl SE, IO
5.820%, 11/15/42 (A)	145	31
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.820%, 11/15/42 (A)	223	47
FHLMC CMO, Ser 2012-4139, Cl SB, IO
5.820%, 12/15/42 (A)	72	15
FHLMC CMO, Ser 2013-300, Cl 300
3.000%, 01/15/43	2,098	2,083
FHLMC CMO, Ser 2013-4174, Cl SA, IO
5.870%, 05/15/39 (A)	454	74
FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.920%, 09/15/42 (A)	437	73
FHLMC CMO, Ser 2013-4227, Cl AB
3.500%, 10/15/37	929	971
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.922%, 04/15/41 (A)	826	59
FHLMC CMO, Ser 2015-342, Cl 300
3.000%, 02/15/45	3,291	3,305
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/40	974	1,035
FHLMC CMO, Ser 2015-4462, Cl DA
4.000%, 04/15/40	409	436
FHLMC CMO, Ser 2015-4483, Cl PA
2.500%, 06/15/45	2,827	2,862
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, Cl X1, IO
1.803%, 06/25/20 (A)	2,868	154
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.800%, 07/25/21 (A)	1,359	102
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.710%, 10/25/21 (A)	291	21
FHLMC Multifamily Structured Pass-Through Certificates, Ser K151, Cl A3
3.511%, 04/25/30	1,465	1,489
FHLMC Multifamily Structured Pass-Through Certificates, Ser KS03, Cl A4
3.161%, 05/25/25	665	670

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M1
2.072%, 08/25/24 (A)	$332	$333
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M1
1.471%, 01/25/25 (A)	148	148
FHLMC TBA
3.500%, 01/01/41 to 02/15/45	8,100	8,327
FNMA
7.000%, 09/01/26 to 02/01/39	1,522	1,746
6.500%, 05/01/17 to 05/01/40	246	265
6.000%, 10/01/19 to 07/01/37	3,307	3,750
5.728%, 08/25/45	488	113
5.500%, 09/01/16 to 08/01/38	566	610
5.000%, 01/01/20 to 07/01/44	7,866	8,761
4.500%, 01/01/20 to 03/01/45	28,535	31,043
4.000%, 08/01/20 to 12/01/45	50,381	53,701
3.840%, 08/01/21	2,989	3,200
3.762%, 12/01/20	2,855	3,030
3.665%, 10/01/20	1,615	1,713
3.619%, 12/01/20	1,873	1,977
3.500%, 12/01/29 to 12/31/49	39,217	40,740
3.000%, 08/01/33 to 09/01/43	10,752	10,909
2.830%, 06/01/22	1,185	1,205
2.500%, 10/01/42	880	851
FNMA, Ser M13, Cl A2
2.710%, 06/25/25 (A)	130	128
FNMA - ACES, Ser 2012-M14, Cl X2, IO
0.600%, 09/25/22 (A)	19,180	485
FNMA - ACES, Ser 2014-M12, Cl FA
0.530%, 10/25/21 (A)	1,821	1,808
FNMA ARM
4.376%, 04/01/40 (A)	367	389
3.188%, 10/01/43 (A)	448	462
2.822%, 05/01/43 (A)	228	233
2.810%, 10/01/45 (A)	524	535
2.790%, 10/01/45 (A)	622	635
2.776%, 07/01/45 (A)	276	282
2.767%, 09/01/45 (A)	1,025	1,045
2.761%, 09/01/45 (A)	875	893
2.750%, 11/01/45 (A)	537	547
2.749%, 11/01/45 (A)	216	220
2.745%, 02/01/45 (A)	629	643
2.739%, 01/01/45 (A)	734	751
2.723%, 01/01/45 (A)	658	672
2.699%, 10/01/45 (A)	420	428
2.677%, 10/01/45 (A)	337	343
2.624%, 07/01/45 (A)	175	177
2.595%, 12/01/45 (A)	149	150
2.592%, 09/01/45 (A)	409	415
2.562%, 03/01/45 (A)	183	186
2.522%, 12/01/45 (A)	305	308

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.191%, 10/01/35 (A)	$2,166	$2,272
2.184%, 11/01/35 (A)	315	330
2.175%, 11/01/35 (A)	292	307
2.172%, 11/01/35 (A)	1,221	1,280
2.160%, 11/01/35 (A)	324	340
2.153%, 11/01/35 (A)	257	271
2.110%, 11/01/35 (A)	266	278
2.104%, 10/01/35 (A)	1,451	1,519
2.072%, 10/01/35 (A)	193	202
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	267	295
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/35	973	1,053
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/35	2,315	455
FNMA CMO, Ser 2006-112, Cl ST, IO
6.278%, 11/25/36 (A)	1,862	305
FNMA CMO, Ser 2007-108, Cl AN
8.204%, 11/25/37 (A)	153	186
FNMA CMO, Ser 2008-22, Cl SI, IO
6.008%, 03/25/37 (A)	3,039	220
FNMA CMO, Ser 2009-86, Cl BO, PO
6.302%, 03/25/37	2,448	2,305
FNMA CMO, Ser 2010-150, Cl SK, IO
6.345%, 01/25/41 (A)	643	115
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/41	2,176	2,493
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/34	1,025	96
FNMA CMO, Ser 2011-96, Cl SA, IO
6.128%, 10/25/41 (A)	2,096	362
FNMA CMO, Ser 2012-112, Cl DA
3.000%, 10/25/42	2,682	2,691
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.929%, 11/25/42 (A)	468	108
FNMA CMO, Ser 2012-128, Cl SL, IO
5.929%, 11/25/42 (A)	312	69
FNMA CMO, Ser 2012-133, Cl SA, IO
5.728%, 12/25/42 (A)	151	30
FNMA CMO, Ser 2012-133, Cl CS, IO
5.728%, 12/25/42 (A)	576	109
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/42	422	426
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/39	141	156
FNMA CMO, Ser 2012-411, Cl A3
3.000%, 08/25/42	373	371
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/42	596	674
FNMA CMO, Ser 2012-70, Cl YS, IO
6.429%, 02/25/41 (A)	191	31

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-74, Cl SA, IO
6.429%, 03/25/42 (A)	$670	$114
FNMA CMO, Ser 2012-74, Cl OA, PO
6.125%, 03/25/42	52	46
FNMA CMO, Ser 2012-75, Cl AO, PO
6.456%, 03/25/42	103	93
FNMA CMO, Ser 2012-93, Cl SG, IO
5.678%, 09/25/42 (A)	345	67
FNMA CMO, Ser 2013-10, Cl SJ, IO
5.728%, 02/25/43 (A)	1,116	226
FNMA CMO, Ser 2013-10, Cl JS, IO
5.728%, 02/25/43 (A)	1,070	214
FNMA CMO, Ser 2013-19, Cl US, IO
5.728%, 03/25/43 (A)	1,213	265
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/43	6,875	6,863
FNMA CMO, Ser 2013-67, Cl KS, IO
5.678%, 07/25/43 (A)	403	89
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/42	4,751	5,282
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/42	671	764
FNMA CMO, Ser 2013-9, Cl SA, IO
5.929%, 03/25/42 (A)	825	126
FNMA CMO, Ser 2014-M2, Cl A2
3.513%, 12/25/23 (A)	1,770	1,862
FNMA CMO, Ser 2014-M4, Cl A2
3.346%, 03/25/24 (A)	2,795	2,889
FNMA CMO, Ser 2015-48, Cl SA
5.778%, 07/25/45 (A)	290	70
FNMA CMO, Ser 2015-55, Cl IO, IO
1.707%, 08/25/55 (A)	1,596	100
FNMA CMO, Ser 2015-M2, Cl A3
3.150%, 12/25/24 (A)	2,597	2,667
FNMA CMO, Ser 2015-M7, Cl AB2
2.502%, 12/25/24	540	527
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/39	873	183
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/27	1,030	107
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/41	681	143
FNMA Multifamily Megas, Ser 141, Cl 1
2.966%, 05/01/27 (A)	2,264	2,242
FNMA TBA
5.000%, 01/01/38	1,500	1,651
4.500%, 02/01/34	1,465	1,580
4.000%, 11/15/34 to 02/01/39	32,855	34,764
3.500%, 01/01/41 to 02/25/41	7,370	7,667
3.000%, 01/16/26 to 01/15/43	14,590	14,831
2.500%, 01/01/26	7,285	7,342

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/45	$12,903	$130
FREMF Mortgage Trust, Ser 2015-K47, Cl B
3.600%, 06/25/48 (A)	670	597
GNMA
8.000%, 11/15/29 to 09/15/30	60	66
7.500%, 03/15/29	79	95
6.500%, 04/15/26 to 09/15/35	2,538	2,934
6.000%, 10/15/23 to 10/20/40	4,741	5,424
5.000%, 07/20/40 to 11/20/40	1,176	1,299
4.500%, 04/20/41 to 09/20/45	3,902	4,258
4.000%, 09/20/45 to 12/20/45	2,774	2,962
3.500%, 07/20/45	2,943	3,072
3.000%, 08/20/45 to 08/20/45	5,705	5,790
2.500%, 05/20/45 to 10/20/45 (A)	3,036	3,084
GNMA ARM
2.500%, 08/20/45 (A)	415	422
GNMA CMO, Ser 2007-17, Cl IB, IO
6.043%, 04/20/37 (A)	892	167
GNMA CMO, Ser 2010-31, Cl GS, IO
6.098%, 03/20/39 (A)	164	16
GNMA CMO, Ser 2010-4, Cl NS, IO
6.193%, 01/16/40 (A)	7,084	1,391
GNMA CMO, Ser 2010-47, Cl XN, IO
6.353%, 04/16/34 (A)	4	–
GNMA CMO, Ser 2010-85, Cl HS, IO
6.248%, 01/20/40 (A)	150	21
GNMA CMO, Ser 2010-H27, Cl FA
0.575%, 12/20/60 (A)	1,610	1,588
GNMA CMO, Ser 2010-H28, Cl FE
0.595%, 12/20/60 (A)	939	933
GNMA CMO, Ser 2011-H08, Cl FG
0.675%, 03/20/61 (A)	1,001	997
GNMA CMO, Ser 2011-H09, Cl AF
0.695%, 03/20/61 (A)	689	687
GNMA CMO, Ser 2012-152, Cl IO, IO
0.756%, 01/16/54 (A)	9,421	551
GNMA CMO, Ser 2012-34, Cl SA, IO
5.843%, 03/20/42 (A)	730	156
GNMA CMO, Ser 2012-43, Cl SN, IO
6.256%, 04/16/42 (A)	59	14
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/38	1,000	110
GNMA CMO, Ser 2012-98, Cl SA, IO
5.917%, 08/16/42 (A)	511	83
GNMA CMO, Ser 2013-162, Cl IO, IO
1.095%, 09/16/46 (A)	7,881	465
GNMA CMO, Ser 2013-178, Cl IO, IO
0.921%, 06/16/55 (A)	1,677	94
GNMA CMO, Ser 2015-167, Cl OI
4.000%, 04/16/45	198	46

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2015-67, Cl A
2.500%, 03/16/50	$624	$626
GNMA TBA
4.000%, 01/01/40	12,700	13,472
3.500%, 01/15/41 to 02/19/45	21,660	22,520
3.000%, 02/01/43	7,100	7,180
NCUA Guaranteed Notes, Ser 2010-C1, Cl APT
2.650%, 10/29/20	381	381
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.562%, 11/06/17 (A)	1,186	1,188

		506,607

Non-Agency Mortgage-Backed Obligations — 6.9%
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
2.417%, 02/25/35 (A)	1,868	1,798
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
0.361%, 03/25/37 (A)	2,744	2,083
Alternative Loan Trust, Ser 2005-36, Cl 3A1
2.562%, 08/25/35 (A)	2,524	2,156
Alternative Loan Trust, Ser 2006-18CB, Cl A6
27.716%, 07/25/36 (A)	438	727
Alternative Loan Trust, Ser 2006-OA11, Cl A4
0.411%, 09/25/46 (A)	578	484
Alternative Loan Trust, Ser 2007-23CB, Cl A7
0.822%, 09/25/37 (A)	3,156	1,969
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
0.411%, 12/25/46 (A)	1,981	1,264
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.549%, 06/25/45 (A)	2,118	2,075
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.299%, 11/25/45 (A)	2,014	1,540
BAMLL Commercial Mortgage Securities Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/30	820	815
Banc of America Funding Trust, Ser 2003-1, Cl A1
6.000%, 05/20/33	—	—
BCAP Trust, Ser 2015-RR2, Cl 21A1
0.597%, 03/28/37 (A)	1,547	1,454
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.503%, 05/25/34 (A)	212	200
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
0.921%, 01/25/35 (A)	871	845
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/35 (A)	1,883	1,921

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
7.429%, 11/25/35 (A)	$5,525	$1,752
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl AJ
5.631%, 01/15/46 (A)	590	575
CD Commercial Mortgage Trust, Ser 2007-CD3, Cl AJ
5.688%, 10/15/48	170	138
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl AJ
5.398%, 12/11/49 (A)	330	276
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/44 (A)	729	797
CGBRAM Commerical Mortgage Trust, Ser 2014-HD, Cl E
3.331%, 02/15/31 (A)	640	637
CG-CCRE Commercial Mortgage Trust, Ser 2014-FL1, Cl A
1.281%, 06/15/31 (A)	630	628
Citigroup Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.482%, 10/15/49	270	266
Citigroup Commercial Mortgage Trust, Ser 20098-C7, Cl AJA
6.350%, 12/10/49 (A)	140	125
Citigroup Commercial Mortgage Trust, Ser 2013-GC17, Cl A4
4.131%, 11/10/46	175	185
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl E
4.563%, 03/10/47 (A)	780	592
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl AAB
3.608%, 04/10/25	478	489
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/25	209	214
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/46	855	910
COMM Mortgage Trust, Ser 2010-C1, Cl XWB, IO
0.868%, 07/10/46 (A)	13,060	428
COMM Mortgage Trust, Ser 2010-C1, Cl A2
3.830%, 01/10/20	107	110
COMM Mortgage Trust, Ser 2012-CR1, Cl A2
2.350%, 05/15/45	747	752
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/45	171	170
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/46	211	215

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/46	$57	$60
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/46	210	221
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.254%, 10/10/46 (A)	40	41
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/46 (A)	90	95
COMM Mortgage Trust, Ser 2013-CR6, Cl A1
0.719%, 03/10/46	124	122
COMM Mortgage Trust, Ser 2013-CR9, Cl E
4.399%, 07/10/45 (A)	780	626
COMM Mortgage Trust, Ser 2014-CR18, Cl ASB
3.452%, 07/15/47	310	318
COMM Mortgage Trust, Ser 2014-SAVA, Cl D
3.431%, 06/15/34 (A)	870	857
COMM Mortgage Trust, Ser 2014-UBS3, Cl A4
3.819%, 06/10/47	405	417
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/47	191	196
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/47	275	278
COMM Mortgage Trust, Ser 2014-UBS6, Cl AM
4.048%, 12/10/47	669	689
COMM Mortgage Trust, Ser 2015-LC23, Cl A4
3.774%, 10/10/25	592	603
COMM Mortgage Trust, Ser 2015-PC1, Cl ASB
3.608%, 07/10/50	567	580
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/45	60	59
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/31	100	101
Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
3.221%, 07/25/24 (A)	4,810	4,334
Core Industrial Trust, Ser 2015-TEXW, Cl E
3.848%, 02/10/34 (A)	630	588
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	97	100
Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl AJ
6.012%, 06/15/38 (A)	834	818
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.373%, 12/15/39	600	583

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.615%, 01/15/49 (A)	$291	$300
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl AJ
5.889%, 06/15/39 (A)	540	493
Credit Suisse Commercial Mortgage Trust Series 2007-C5, Ser C5, Cl AM
5.869%, 09/15/40 (A)	270	270
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.620%, 10/25/33 (A)	1,454	1,442
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl AJ
5.538%, 09/15/39 (A)	270	261
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/37	350	360
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl E
4.373%, 09/15/37	590	531
Credit Suisse Mortgage Trust, Ser 2015-3R, Cl 1A1
0.602%, 07/29/37 (A)	1,019	955
Credit Suisse Mortgage Trust, Ser 2015-4R, Cl 3A1
0.531%, 10/27/36 (A)	1,387	1,330
Credit Suisse Mortgage Trust, Ser 2015-SAMZ, Cl MZ
5.933%, 08/09/22 (A)	2,500	2,500
Credit Suisse Mortgage Trust, Ser 2015-Town, Cl F
4.831%, 03/15/17 (A)	650	641
Csail Commercial Mortgage Trust, Ser 2015-C2, Cl C
4.353%, 06/15/57 (A)	635	571
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl ASB
3.617%, 11/11/48	751	767
CSMC Trust, Ser 2014-TIKI, Cl F
4.153%, 09/15/38 (A)	1,900	1,867
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46	206	206
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A2
3.386%, 07/10/44	1,827	1,835
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/44	1,020	1,099
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl A2
3.642%, 08/10/44	2,098	2,106
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
1.202%, 11/19/44 (A)	1,250	1,088

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
EQTY Mortgage Trust, Ser 2014-INNS, Cl D
2.545%, 05/08/31 (A)	$530	$521
Fund America Investors II, Ser 1993-A, Cl A2
3.634%, 06/25/23 (A)	12	12
GNMA
4.500%, 10/20/45	30	33
4.000%, 10/15/45	—	—
3.500%, 11/20/45	3,218	3,359
GS Mortgage Securities II, Ser 2015-GC30, Cl AAB
3.120%, 05/10/50	382	382
GS Mortgage Securities II, Ser 2015-GC30, Cl B
4.151%, 05/10/50 (A)	680	661
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/39	430	427
GS Mortgage Securities Trust, Ser 2007-GG10, Cl AM
5.795%, 08/10/45 (A)	2,590	2,550
GS Mortgage Securities Trust, Ser 2011-GC3, Cl A2
3.645%, 03/10/44	131	131
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.809%, 08/10/44 (A)	1,152	50
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A1
1.144%, 05/10/45	61	61
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/45	78	79
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A2
2.318%, 05/10/45	661	664
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A1
1.264%, 11/10/46	104	103
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/46 (A)	180	195
GS Mortgage Securities Trust, Ser 2014-GC18, Cl AAB
3.648%, 01/10/47	311	321
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/47	400	413
GS Mortgage Securities Trust, Ser 2014-GC26, Cl AAB
3.365%, 11/10/47	394	400
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/47 (A)	680	680

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2015-GC32, Cl AAB
3.513%, 07/10/48	$564	$574
GS Mortgage Securities Trust, Ser 2015-GC34, Cl AAB
3.278%, 10/10/48	525	526
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (A)	28	28
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.699%, 10/25/33 (A)	390	392
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
2.725%, 07/25/35 (A)	4,828	4,728
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
2.757%, 05/19/34 (A)	2,197	2,184
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.772%, 08/25/36 (A)	154	151
Impac Secured Assets Trust, Ser 2006-5, Cl 2A
0.421%, 12/25/36 (A)	1,509	1,418
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/51	1,684	1,902
IndyMac IMSC Mortgage Loan Trust, Ser 2007-HOA1, Cl A22
0.602%, 07/25/47 (A)	1,980	1,316
IndyMac INDX Mortgage Loan Trust, Ser 2007-AR7, Cl 2A1
2.296%, 06/25/37 (A)	2,859	2,161
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.251%, 11/15/45 (A)	190	198
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.050%, 01/15/47 (A)	100	107
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/47	153	157
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Cl AS
3.914%, 11/15/47 (A)	610	622
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl ASB
3.407%, 11/15/47	35	36
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl ASB
3.042%, 10/15/48	207	205
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/48	269	260

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/48 (A)	$479	$497
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl ASB
3.559%, 07/15/48	451	460
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl ASB
3.358%, 06/15/25	242	244
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/41	13	13
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl AJ
5.502%, 06/12/47 (A)	1,505	1,402
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDP12, Cl AJ
6.009%, 02/15/51 (A)	150	151
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/43	426	448
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/32	217	222
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/32	379	404
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A2
3.673%, 02/15/46	301	303
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/46	3,025	3,153
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/46	1,255	1,302
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Cl A4
3.483%, 06/15/45	228	235
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/47	218	217
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.724%, 07/15/47 (A)	610	606
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 10/15/25	125	129
JPMorgan Mortgage Trust, Ser 2015-IVR2, Cl A2
2.770%, 01/25/45 (A)	501	504

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorganChase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AJ
5.695%, 05/12/17 (A)	$250	$233
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.722%, 11/25/35 (A)	835	752
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/48 (A)	1,754	1,750
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34	1,901	1,868
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.597%, 02/25/34 (A)	501	503
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl AJ
5.802%, 08/12/43 (A)	470	470
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/48 (A)	670	631
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.193%, 09/12/49 (A)	1,200	1,195
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/46	413	413
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/46	83	82
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/46	222	222
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl E
3.012%, 03/15/48	1,000	624
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C22, Cl C
4.244%, 04/15/48 (A)	630	599
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl ASB
3.383%, 06/15/25	413	418
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl ASB
3.557%, 12/15/47	304	311
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl AJ
5.399%, 12/15/43	790	682
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.319%, 12/12/49 (A)	1,010	963
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/44	687	690

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A2
3.224%, 07/15/49	$1,028	$1,037
Morgan Stanley Capital I Trust, Ser 2015-UBS8, Cl ASB
3.626%, 04/15/25	239	244
Motel 6 Trust, Ser 2015-MTL6, Cl F
5.000%, 02/05/30	1,470	1,378
Nomura Resecuritization Trust, Ser 2015-6R, Cl 3A5
0.387%, 05/26/46 (A)	3,440	2,025
OBP Depositor Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/45	560	603
PFP III, Ser 2014-1, Cl D
4.297%, 06/14/31 (A)	260	260
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/35	1,445	1,357
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	141	145
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/19	82	82
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.666%, 12/25/34 (A)	411	413
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/35	1,081	908
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl A3
3.400%, 05/10/45	222	226
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/63	371	372
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.497%, 12/10/45 (A)	670	627
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/46	226	227
UBS-Citigroup Commercial Mortgage Trust, Ser 2001-C1, Cl A2
2.804%, 01/10/45	3,200	3,223
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/30	110	108
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AJ
5.413%, 12/15/43 (A)	1,204	1,206
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl AJ
5.660%, 04/15/47 (A)	300	300

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.712%, 10/25/47 (A)	$2,108	$1,942
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA1, Cl A1A
0.944%, 02/25/47 (A)	3,265	2,520
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
0.944%, 01/25/47 (A)	1,893	1,361
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	58	59
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/19/22 (A)	2,752	2,705
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.435%, 07/15/46 (A)	20	21
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
2.739%, 06/25/34 (A)	845	849
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl XA, IO
1.542%, 03/15/44 (A)	9,272	424
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A3
4.394%, 06/15/44	2,420	2,542
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/44	3,125	3,248
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.681%, 06/15/45 (A)	341	25
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/45	1,685	1,684
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/47 (A)	110	115

		141,837

Total Mortgage-Backed Securities (Cost $661,432) ($ Thousands)		648,444

	Face Amount ($ Thousands)
CORPORATE OBLIGATIONS — 29.0%

Consumer Discretionary — 2.3%
1011778 BC ULC / New Red Finance
6.000%, 04/01/22 (B)	390	402

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
21st Century Fox America
6.650%, 11/15/37	$180	$209
6.200%, 12/15/34	65	74
4.950%, 10/15/45 (B)	230	227
3.700%, 10/15/25 (B)	325	324
Amazon.com
4.950%, 12/05/44	690	735
American Honda Finance MTN
3.875%, 09/21/20 (B)	1,065	1,128
Bed Bath & Beyond
5.165%, 08/01/44	325	275
CCO Holdings LLC
5.375%, 05/01/25 (B)	40	40
CCO Safari II
6.484%, 10/23/45 (B)	1,554	1,557
6.384%, 10/23/35 (B)	100	101
4.908%, 07/23/25 (B)	660	659
4.464%, 07/23/22 (B)	1,700	1,694
Coach
4.250%, 04/01/25	115	109
Comcast
6.950%, 08/15/37	450	588
6.550%, 07/01/39	270	340
6.400%, 03/01/40	150	186
4.400%, 08/15/35	315	317
4.250%, 01/15/33	180	177
4.200%, 08/15/34	200	198
3.375%, 02/15/25	310	313
Comcast Cable Communications Holdings
9.455%, 11/15/22	560	773
Cox Communications
4.800%, 02/01/35 (B)	215	178
4.700%, 12/15/42 (B)	10	7
CSC Holdings
6.750%, 11/15/21	190	187
Daimler Finance North America LLC
2.375%, 08/01/18 (B)	735	736
1.125%, 03/10/17 (B)	975	968
DIRECTV Holdings
6.000%, 08/15/40	845	865
4.450%, 04/01/24	565	580
3.950%, 01/15/25	770	759
3.800%, 03/15/22	138	139
DISH DBS
5.875%, 07/15/22	250	233
5.875%, 11/15/24	1,010	899
5.125%, 05/01/20	80	79
Dollar Tree
5.750%, 03/01/23 (B)	310	321
ERAC USA Finance
5.625%, 03/15/42 (B)	499	536
4.500%, 02/15/45 (B)	155	144

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Fiat Chrysler Automobiles
4.500%, 04/15/20	$200	$202
Ford Motor
4.750%, 01/15/43	1,640	1,546
Ford Motor Credit LLC
5.875%, 08/02/21	230	256
3.219%, 01/09/22	480	470
3.200%, 01/15/21	770	765
2.597%, 11/04/19	775	761
1.700%, 05/09/16	2,000	2,002
General Motors
6.250%, 10/02/43	100	106
5.200%, 04/01/45	170	159
5.000%, 04/01/35	295	275
4.000%, 04/01/25	120	114
3.500%, 10/02/18	675	682
General Motors Financial
4.750%, 08/15/17	1,000	1,036
4.375%, 09/25/21	180	182
4.250%, 05/15/23	110	109
3.450%, 04/10/22	610	585
3.250%, 05/15/18	150	151
3.100%, 01/15/19	515	514
2.750%, 05/15/16	200	201
Goodyear Tire & Rubber
5.125%, 11/15/23	300	307
Grupo Televisa
6.125%, 01/31/46	255	254
5.000%, 05/13/45	270	232
Hilton Worldwide Finance
5.625%, 10/15/21	920	953
Home Depot
2.625%, 06/01/22	400	400
Hyundai Capital America
2.125%, 10/02/17 (B)	270	268
Kohl’s
5.550%, 07/17/45	235	219
L Brands
5.625%, 10/15/23	110	117
McDonald’s MTN
4.875%, 12/09/45	435	438
3.700%, 01/30/26	1,015	1,014
2.750%, 12/09/20	520	519
NBCUniversal Media
4.375%, 04/01/21	270	293
NCL
4.625%, 11/15/20 (B)	310	304
Netflix
5.875%, 02/15/25 (B)	110	113
5.500%, 02/15/22 (B)	50	51
Numericable Group
6.250%, 05/15/24 (B)	380	367

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Numericable-SFR SAS
6.000%, 05/15/22 (B)	$400	$388
QVC
5.950%, 03/15/43	20	17
Schaeffler Holding Finance BV PIK
6.750%, 11/15/22 (B)	370	398
Scripps Networks Interactive
3.950%, 06/15/25	425	406
3.900%, 11/15/24	455	435
3.500%, 06/15/22	250	241
2.800%, 06/15/20	355	346
Sky PLC
3.750%, 09/16/24 (B)	570	557
Taylor Morrison Communities
5.250%, 04/15/21 (B)	460	460
Time Warner
7.700%, 05/01/32	1,010	1,261
6.250%, 03/29/41	265	294
4.750%, 03/29/21	730	785
3.550%, 06/01/24	1,365	1,339
Time Warner Cable
8.250%, 04/01/19	2,265	2,601
7.300%, 07/01/38	190	206
6.550%, 05/01/37	630	637
Time Warner Entertainment
8.375%, 07/15/33	270	318
Toyota Motor Credit MTN
1.250%, 10/05/17	1,150	1,147
United Business Media
5.750%, 11/03/20 (B)	490	524
Univision Communications
6.750%, 09/15/22 (B)	310	321
Viacom
5.250%, 04/01/44	150	124
4.850%, 12/15/34	490	400
4.250%, 09/01/23	100	96
3.875%, 04/01/24	100	94
Volkswagen Group of America Finance
2.400%, 05/22/20 (B)	335	314
Volkswagen International Finance
1.125%, 11/18/16 (B)	1,115	1,101

		47,832

Consumer Staples — 1.8%
Altria Group
9.950%, 11/10/38	150	240
9.250%, 08/06/19	1,250	1,530
5.375%, 01/31/44	410	441
4.750%, 05/05/21	720	781
2.850%, 08/09/22	260	254
Anheuser-Busch InBev Finance
4.625%, 02/01/44	275	273

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	$1,370	$1,584
5.375%, 01/15/20	1,140	1,261
5.000%, 04/15/20	430	471
2.500%, 07/15/22	330	317
Anheuser-Busch LLC
5.050%, 10/15/16	940	969
Coca-Cola Femsa
2.375%, 11/26/18	680	679
CVS Health
5.750%, 05/15/41	970	1,089
5.125%, 07/20/45	790	832
4.875%, 07/20/35	350	361
3.875%, 07/20/25	1,320	1,347
3.500%, 07/20/22	100	102
Diageo Capital PLC
4.828%, 07/15/20	1,580	1,725
Heineken
1.400%, 10/01/17 (B)	180	179
Kraft Foods Group
6.500%, 02/09/40	225	262
5.375%, 02/10/20	455	498
3.500%, 06/06/22	1,150	1,163
Kraft Heinz Foods
5.200%, 07/15/45 (B)	570	596
5.000%, 07/15/35 (B)	270	277
4.875%, 02/15/25 (B)	467	496
3.950%, 07/15/25 (B)	1,350	1,363
3.500%, 07/15/22 (B)	500	503
2.800%, 07/02/20 (B)	855	853
1.600%, 06/30/17 (B)	1,018	1,015
Kroger
6.900%, 04/15/38	260	321
2.950%, 11/01/21	375	371
Molson Coors Brewing
3.500%, 05/01/22	100	101
Mondelez International
4.000%, 02/01/24	870	897
PepsiCo
4.250%, 10/22/44	195	194
4.000%, 03/05/42	110	106
Pernod Ricard
5.500%, 01/15/42 (B)	150	151
4.450%, 01/15/22 (B)	1,050	1,089
2.950%, 01/15/17 (B)	360	364
Philip Morris International
4.500%, 03/20/42	390	387
2.900%, 11/15/21	690	698
2.500%, 08/22/22	340	333

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Reynolds American
8.125%, 06/23/19	$20	$24
6.750%, 06/15/17	1,260	1,345
5.850%, 08/15/45	730	812
5.700%, 08/15/35	430	471
4.450%, 06/12/25	265	277
3.750%, 05/20/23	840	838
3.250%, 06/12/20	300	305
3.250%, 11/01/22	340	336
Skandinaviska Enskilda Banken MTN
2.625%, 11/17/20 (B)	1,075	1,073
Spectrum Brands
5.750%, 07/15/25 (B)	130	133
Tyson Foods
5.150%, 08/15/44	130	136
Walgreens Boots Alliance
4.800%, 11/18/44	415	375
3.300%, 11/18/21	730	716
Wal-Mart Stores
4.300%, 04/22/44	1,055	1,076
Wm Wrigley Jr
3.375%, 10/21/20 (B)	790	806
2.900%, 10/21/19 (B)	1,119	1,129
2.400%, 10/21/18 (B)	430	431
2.000%, 10/20/17 (B)	205	205

		36,961

Energy — 3.3%
Anadarko Finance, Ser B
7.500%, 05/01/31	810	861
Anadarko Petroleum
4.500%, 07/15/44	400	306
Antero Resources
5.375%, 11/01/21	210	168
Apache
5.100%, 09/01/40	80	68
4.250%, 01/15/44	950	744
Arch Coal
7.000%, 06/15/19	600	4
Atwood Oceanics
6.500%, 02/01/20	240	128
Baker Hughes
7.500%, 11/15/18	1,230	1,389
BG Energy Capital PLC
4.000%, 10/15/21 (B)	910	944
BP Capital Markets PLC
3.561%, 11/01/21	50	51
3.506%, 03/17/25	530	513
3.245%, 05/06/22	160	158
California Resources
6.000%, 11/15/24	450	137
Canadian Oil Sands
6.000%, 04/01/42 (B)	343	274

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chesapeake Energy
6.875%, 11/15/20	$450	$128
6.500%, 08/15/17	275	138
Chevron
2.411%, 03/03/22	760	739
1.365%, 03/02/18	900	893
CNOOC Finance
3.500%, 05/05/25	1,370	1,304
Concho Resources
5.500%, 10/01/22	350	318
5.500%, 04/01/23	80	74
Conoco Funding
7.250%, 10/15/31	50	58
ConocoPhillips
5.900%, 10/15/32	10	10
5.900%, 05/15/38	420	411
4.150%, 11/15/34	630	546
Continental Resources
5.000%, 09/15/22	90	66
4.900%, 06/01/44	400	241
4.500%, 04/15/23	80	58
Devon Energy
5.850%, 12/15/25 (C)	450	438
5.600%, 07/15/41	685	518
5.000%, 06/15/45 (C)	675	511
3.250%, 05/15/22	335	285
Devon Financing LLC
7.875%, 09/30/31	260	267
Ecopetrol
7.375%, 09/18/43	75	63
5.875%, 05/28/45	905	643
5.375%, 06/26/26	980	835
Enbridge Energy Partners
5.875%, 10/15/25	750	723
Encana
6.500%, 02/01/38	230	184
Energy Transfer Partners
8.250%, 11/15/29	1,315	1,448
6.125%, 12/15/45	145	118
4.750%, 01/15/26	705	593
4.150%, 10/01/20	235	217
2.500%, 06/15/18	460	441
EnLink Midstream Partners
5.050%, 04/01/45	395	245
Ensco
4.700%, 03/15/21	220	177
Enterprise Products Operating LLC
3.700%, 02/15/26	475	426
Florida Gas Transmission LLC
7.900%, 05/15/19 (B)	1,000	1,127
Gulfstream Natural Gas System
5.950%, 10/15/45 (B)	320	299

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Halliburton
5.000%, 11/15/45	$230	$227
3.800%, 11/15/25	860	838
2.700%, 11/15/20	180	178
Kerr-McGee
7.875%, 09/15/31	430	464
6.950%, 07/01/24	980	1,053
Kinder Morgan
6.950%, 06/01/28	6,750	5,765
5.300%, 12/01/34	340	268
4.300%, 06/01/25	1,635	1,412
Marathon Oil
5.200%, 06/01/45	440	313
Marathon Petroleum
5.850%, 12/15/45	205	191
5.000%, 09/15/54	55	44
MEG Energy
6.500%, 03/15/21 (B)	60	42
MPLX
5.500%, 02/15/23 (B)	320	280
4.875%, 12/01/24 (B)	540	485
4.875%, 06/01/25 (B)	110	98
Murray Energy
11.250%, 04/15/21 (B) (C)	450	82
Noble Energy
5.250%, 11/15/43	180	145
4.150%, 12/15/21	690	669
3.900%, 11/15/24	500	445
Occidental Petroleum
4.625%, 06/15/45	150	145
3.125%, 02/15/22	330	323
ONEOK Partners
2.000%, 10/01/17	450	430
Panhandle Eastern Pipeline
8.125%, 06/01/19	2,500	2,642
Petrobras Global Finance
6.850%, 06/05/15	620	401
6.250%, 03/17/24 (C)	720	517
Petrobras Global Finance BV
5.750%, 01/20/20	574	451
Petrobras International Finance
5.375%, 01/27/21	2,670	1,989
Petro-Canada
6.800%, 05/15/38	1,665	1,820
Petroleos Mexicanos
6.625%, 06/15/35	1,667	1,490
6.375%, 01/23/45	820	694
5.625%, 01/23/46 (B)	395	302
5.500%, 06/27/44 (B)	90	68
4.500%, 01/23/26 (B)	240	211
2.460%, 12/15/25	1,180	1,179
2.378%, 04/15/25	627	626

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pioneer Natural Resources
3.450%, 01/15/21	$430	$397
Plains All American Pipeline
4.900%, 02/15/45	90	65
4.650%, 10/15/25	115	100
Pride International
6.875%, 08/15/20	80	74
QEP Resources
6.875%, 03/01/21	520	426
5.250%, 05/01/23	290	206
Range Resources
5.000%, 08/15/22	100	75
5.000%, 03/15/23	680	506
4.875%, 05/15/25 (B)	80	61
Regency Energy Partners
4.500%, 11/01/23	690	597
Rowan
5.850%, 01/15/44	180	109
5.400%, 12/01/42	291	174
Sabine Pass Liquefaction
5.750%, 05/15/24	220	191
5.625%, 02/01/21	140	129
Samson Investment
9.750%, 02/15/20 (D)	650	1
Schlumberger Holdings
4.000%, 12/21/25 (B)	330	326
3.000%, 12/21/20 (B)	1,690	1,668
SESI LLC
7.125%, 12/15/21	180	160
Shelf Drilling Holdings
8.625%, 11/01/18 (B)	140	101
Shell International Finance
4.375%, 03/25/20	690	741
4.375%, 05/11/45	1,280	1,208
4.125%, 05/11/35	2,570	2,453
3.400%, 08/12/23	595	592
Sinopec Group Overseas Development
4.375%, 04/10/24 (B)	1,150	1,188
2.750%, 05/17/17 (B)	490	494
Southern Natural Gas LLC
8.000%, 03/01/32	170	167
Spectra Energy Partners
4.500%, 03/15/45	800	615
Statoil
3.700%, 03/01/24	355	360
Sunoco Logistics Partners Operations
5.950%, 12/01/25	220	210
Talisman Energy
3.750%, 02/01/21	380	345
TC PipeLines
4.650%, 06/15/21	160	154

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tennessee Gas Pipeline LLC
8.375%, 06/15/32	$1,638	$1,590
Total Capital International
2.875%, 02/17/22	850	845
TransCanada PipeLines
4.625%, 03/01/34	815	771
Valero Energy
4.900%, 03/15/45	305	254
Weatherford International
5.950%, 04/15/42	345	243
4.500%, 04/15/22	135	97
Western Gas Partners
5.450%, 04/01/44	110	87
5.375%, 06/01/21	170	172
3.950%, 06/01/25	680	571
Whiting Petroleum
6.250%, 04/01/23 (C)	230	166
5.000%, 03/15/19	60	45
Williams
7.750%, 06/15/31	861	610
Williams Partners
7.875%, 09/01/21	505	455
6.125%, 07/15/22	680	643
4.875%, 03/15/24	100	80
4.000%, 09/15/25	430	322

		67,418

Financials — 11.1%
ABN AMRO Bank
4.750%, 07/28/25 (B)	360	359
ACE INA Holdings
4.350%, 11/03/45	400	406
3.350%, 05/03/26	970	967
2.300%, 11/03/20	160	159
AIA Group MTN
3.200%, 03/11/25 (B)	280	270
Allstate
3.150%, 06/15/23	555	555
Ally Financial
7.500%, 09/15/20	626	708
3.250%, 11/05/18	945	927
American Express
6.800%, 09/01/66 (A)	1,790	1,803
American Express Credit MTN
2.600%, 09/14/20	1,025	1,028
2.250%, 08/15/19	1,025	1,025
American International Group
6.250%, 03/15/37	1,220	1,333
4.500%, 07/16/44	80	74
4.375%, 01/15/55	180	154
3.750%, 07/10/25	450	446

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Tower
3.500%, 01/31/23‡	$577	$564
3.450%, 09/15/21‡	585	588
2.800%, 06/01/20‡	295	291
Bank of America MTN
8.950%, 05/18/17 (A)	1,790	1,801
8.680%, 05/02/17 (A)	3,160	3,168
6.250%, 09/29/49 (A)	1,030	1,033
6.050%, 05/16/16	350	356
6.000%, 09/01/17	680	724
5.750%, 12/01/17	305	326
5.700%, 05/02/17	1,300	1,356
5.650%, 05/01/18	270	290
5.625%, 10/14/16	3,135	3,234
5.625%, 07/01/20	110	122
5.420%, 03/15/17	4,300	4,476
5.000%, 05/13/21	90	98
5.000%, 01/21/44	1,590	1,659
4.875%, 04/01/44	780	808
4.200%, 08/26/24	830	824
4.000%, 04/01/24	810	828
4.000%, 01/22/25	875	857
3.875%, 03/22/17	280	286
3.875%, 08/01/25	2,010	2,040
3.625%, 03/17/16	2,275	2,287
3.300%, 01/11/23	160	157
2.625%, 10/19/20	890	879
2.600%, 01/15/19	670	672
Bank of New York Mellon
3.400%, 05/15/24	1,865	1,907
2.200%, 03/04/19	630	632
Barclays Bank PLC
6.050%, 12/04/17 (B)	420	448
5.250%, 08/17/45	680	685
Bear Stearns
6.400%, 10/02/17	70	75
4.650%, 07/02/18	995	1,063
Berkshire Hathaway
4.500%, 02/11/43	600	604
4.400%, 05/15/42	1,000	990
BNP Paribas MTN
2.375%, 09/14/17	320	324
Boeing Capital
4.700%, 10/27/19	490	538
BPCE
5.150%, 07/21/24 (B)	210	212
Capital One Bank USA
1.150%, 11/21/16	1,000	998
Capital One Financial
4.200%, 10/29/25	515	508
Chase Capital VI
0.954%, 08/01/28 (A)	1,750	1,479

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CIT Group
5.000%, 08/01/23	$580	$589
Citigroup
8.125%, 07/15/39	39	56
6.675%, 09/13/43	130	159
6.625%, 06/15/32	100	118
6.300%, 12/29/49 (A)	520	507
5.950%, 12/29/49*	360	352
5.950%, 12/31/49 (A)	1,250	1,203
5.900%, 12/29/49 (A)	220	216
5.500%, 09/13/25	750	814
5.350%, 05/29/49 (A)	390	370
5.300%, 05/06/44	180	187
4.650%, 07/30/45	1,865	1,893
4.450%, 09/29/27	1,785	1,773
4.400%, 06/10/25	810	818
4.300%, 11/20/26	180	179
4.050%, 07/30/22	70	72
3.500%, 05/15/23	500	492
2.500%, 09/26/18	3,330	3,359
1.750%, 05/01/18	1,835	1,820
1.700%, 07/25/16	660	662
1.550%, 08/14/17	965	961
0.747%, 06/09/16 (A)	3,650	3,639
Citigroup Capital III
7.625%, 12/01/36	1,500	1,833
Commonwealth Bank of Australia
5.000%, 10/15/19 (B)	10	11
4.500%, 12/09/25 (B)	420	417
Compass Bank
3.875%, 04/10/25	430	394
Cooperatieve Centrale Raiffeisen-Boerenleenbank
11.000%, 12/31/49 (A) (B)	1,050	1,296
5.250%, 08/04/45	605	634
4.625%, 12/01/23	1,100	1,147
4.375%, 08/04/25	650	661
Countrywide Financial
6.250%, 05/15/16	1,080	1,098
Credit Agricole
8.375%, 12/31/49 (A) (B)	1,550	1,736
Credit Suisse Group Funding Guernsey
4.875%, 05/15/45 (B)	890	878
3.800%, 09/15/22 (B)	1,025	1,024
3.125%, 12/10/20 (B)	2,080	2,070
4.392%, 03/12/17	390	570
3.108%, 03/12/17	1,110	1,624
DDR
4.625%, 07/15/22‡	720	744
3.375%, 05/15/23‡	590	557
Deutsche Bank
4.500%, 04/01/25	225	207
1.350%, 05/30/17	800	795

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Discover Bank
3.100%, 06/04/20	$1,000	$1,002
Farmers Exchange Capital
7.050%, 07/15/28 (B)	1,000	1,196
Farmers Exchange Capital II
6.151%, 11/01/53 (A) (B)	2,150	2,306
First Industrial MTN
7.500%, 12/01/17	970	1,056
Ford Motor Credit LLC
8.125%, 01/15/20	660	778
2.459%, 03/27/20	220	213
General Electric
4.500%, 03/11/44	220	226
General Electric Capital MTN
6.875%, 01/10/39	121	165
6.375%, 11/15/19 (A)	3,780	3,947
5.875%, 01/14/38	192	235
5.550%, 05/04/20	852	964
5.300%, 02/11/21	184	207
4.375%, 09/16/20	30	33
0.842%, 08/15/36 (A)	1,550	1,319
0.714%, 05/05/26 (A)	1,950	1,808
Goldman Sachs Capital II
4.000%, 06/01/43 (A)	200	141
Goldman Sachs Group
7.500%, 02/15/19	950	1,087
6.750%, 10/01/37	483	564
6.250%, 02/01/41	1,550	1,849
6.150%, 04/01/18	1,780	1,933
6.000%, 06/15/20	170	192
5.950%, 01/18/18	260	280
5.750%, 01/24/22	110	125
5.375%, 03/15/20	2,860	3,142
5.350%, 01/15/16	1,660	1,661
5.250%, 07/27/21	340	376
5.150%, 05/22/45	490	476
4.750%, 10/21/45	1,090	1,083
4.250%, 10/21/25	945	938
4.000%, 03/03/24	490	503
3.850%, 07/08/24	330	337
2.375%, 01/22/18	1,370	1,382
2.012%, 11/29/23 (A)	700	706
HBOS PLC MTN
6.750%, 05/21/18 (B)	2,100	2,290
HCP
6.300%, 09/15/16‡	1,075	1,112
6.000%, 01/30/17‡	1,800	1,875
3.150%, 08/01/22‡	1,000	955
Health Care
5.250%, 01/15/22‡	900	973
Highwoods Properties
7.500%, 04/15/18‡	1,142	1,262

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HSBC Bank PLC
4.750%, 01/19/21 (B)	$1,760	$1,939
HSBC Holdings PLC
6.800%, 06/01/38	180	224
4.250%, 03/14/24	1,475	1,480
4.250%, 08/18/25	750	744
4.000%, 03/30/22	330	347
HSBC USA
2.750%, 08/07/20	1,250	1,250
ILFC E-Capital Trust II
4.740%, 12/21/65 (A) (B)	400	368
ING Bank
5.800%, 09/25/23 (B)	920	1,000
International Lease Finance
7.125%, 09/01/18 (B)	2,080	2,280
Intesa Sanpaolo MTN
5.017%, 06/26/24 (B)	1,610	1,584
3.125%, 01/15/16	390	390
John Deere Capital
1.700%, 01/15/20	160	156
JPMorgan Chase
6.000%, 01/15/18	135	146
4.950%, 06/01/45	993	993
4.500%, 01/24/22	180	194
4.400%, 07/22/20	210	224
4.350%, 08/15/21	215	229
4.250%, 10/15/20	330	350
4.250%, 10/01/27	683	681
3.900%, 07/15/25	2,105	2,169
3.875%, 09/10/24	780	776
3.375%, 05/01/23	600	590
2.550%, 10/29/20	1,210	1,200
2.250%, 01/23/20	1,010	993
JPMorgan Chase Bank
6.000%, 07/05/17	2,250	2,390
6.000%, 10/01/17	1,000	1,069
0.832%, 06/13/16 (A)	1,300	1,298
JPMorgan Chase Capital XIII
1.553%, 09/30/34 (A)	550	462
JPMorgan Chase Capital XXIII
1.362%, 05/15/47 (A)	1,900	1,430
KKR Group Finance II
5.500%, 02/01/43 (B)	60	63
Lazard Group LLC
4.250%, 11/14/20	490	507
3.750%, 02/13/25	895	826
Liberty Mutual Group
4.850%, 08/01/44 (B)	465	431
Lloyds Banking Group
5.300%, 12/01/45 (B)	245	250
4.500%, 11/04/24 (C)	500	507

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
M&T Bank
6.875%, 12/29/49	$1,740	$1,740
Macquarie Bank MTN
0.953%, 10/27/17 (A) (B)	1,180	1,174
Marsh & McLennan
3.750%, 03/14/26	500	501
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (B)	605	879
MetLife
6.750%, 06/01/16	375	384
6.400%, 12/15/36	220	240
4.750%, 02/08/21	540	591
MetLife Capital Trust IV
7.875%, 12/15/37 (B)	800	976
Metropolitan Life Global Funding I MTN
2.500%, 12/03/20 (B)	900	895
1.950%, 12/03/18 (B)	325	324
Mid-America Apartments
4.300%, 10/15/23‡	250	256
4.000%, 11/15/25‡	280	278
3.750%, 06/15/24‡	535	525
Morgan Stanley MTN
7.300%, 05/13/19	545	626
6.625%, 04/01/18	1,640	1,798
4.750%, 03/22/17	140	145
4.000%, 07/23/25	2,250	2,317
3.950%, 04/23/27	520	505
2.800%, 06/16/20	1,055	1,058
0.765%, 10/18/16 (A)	5,965	5,953
Murray Street Investment Trust I
4.647%, 03/09/17	1,041	1,073
Nationwide Building Society MTN
3.900%, 07/21/25 (B)	310	320
Nationwide Mutual Insurance
2.802%, 12/15/24 (A) (B)	2,975	2,877
Navient MTN
5.625%, 08/01/33	145	97
New York Life Global Funding MTN
1.550%, 11/02/18 (B)	1,000	992
New York Life Insurance
6.750%, 11/15/39 (B)	415	532
2.100%, 01/02/19 (B)	575	576
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (B)	690	829
PNC Bank
2.400%, 10/18/19	625	628
2.250%, 07/02/19	545	547
Quicken Loans
5.750%, 05/01/25 (B)	200	191
Royal Bank of Canada
2.100%, 10/14/20	1,345	1,322

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Royal Bank of Scotland
4.650%, 06/04/18	$270	$278
4.375%, 03/16/16	2,000	2,013
Royal Bank of Scotland Group PLC
7.648%, 08/31/49 (A)	110	136
7.640%, 09/29/17 (A)	100	105
6.400%, 10/21/19	280	311
6.125%, 12/15/22	390	425
6.100%, 06/10/23	550	591
6.000%, 12/19/23	860	926
5.125%, 05/28/24	490	496
Santander Issuances
5.179%, 11/19/25	855	842
Santander UK Group Holdings
4.750%, 09/15/25 (B)	540	533
2.875%, 10/16/20	870	864
SL Green Realty
7.750%, 03/15/20‡	1,000	1,167
Stadshypotek
1.750%, 04/09/20 (B)	1,755	1,716
Standard Chartered
5.700%, 03/26/44 (B)	1,420	1,421
State Street
4.956%, 03/15/18	1,300	1,364
Sumitomo Mitsui Banking
3.100%, 01/14/16 (B)	200	200
Synchrony Financial
4.500%, 07/23/25	565	564
Tanger Properties
3.875%, 12/01/23‡	305	304
3.750%, 12/01/24‡	265	259
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (B)	1,300	1,607
4.900%, 09/15/44 (B)	85	86
UBS MTN
1.375%, 06/01/17	2,000	1,990
UBS Group Funding Jersey
4.125%, 09/24/25 (B)	1,806	1,804
US Bank
2.125%, 10/28/19	435	435
Ventas Realty L.P.
2.700%, 04/01/20‡	1,450	1,430
Voya Financial
2.900%, 02/15/18	150	152
Wachovia Capital Trust III
5.570%, 05/31/16 (A)	2,630	2,533
WEA Finance
4.750%, 09/17/44 (B)	230	225
3.750%, 09/17/24 (B)	780	776
3.250%, 10/05/20 (B)	795	798

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
5.375%, 11/02/43	$410	$439
4.900%, 11/17/45	390	393
4.650%, 11/04/44	190	185
4.600%, 04/01/21	160	174
4.480%, 01/16/24	2,658	2,796
4.300%, 07/22/27	1,400	1,430
3.676%, 06/15/16	680	689
3.450%, 02/13/23	430	431
3.000%, 01/22/21	1,010	1,021
2.125%, 04/22/19	420	421
1.500%, 01/16/18	420	418
Wells Fargo Bank
6.000%, 11/15/17	250	270
Welltower
4.950%, 01/15/21‡	2,820	3,024
Westpac Banking
2.600%, 11/23/20	1,015	1,019
2.250%, 11/09/20 (B)	1,210	1,193
ZFS Finance USA Trust II
6.450%, 12/15/65 (A) (B)	1,100	1,112

		231,088

Health Care — 2.7%
AbbVie
4.700%, 05/14/45	1,000	977
4.500%, 05/14/35	570	558
4.400%, 11/06/42	755	705
3.600%, 05/14/25	786	776
2.500%, 05/14/20	840	832
1.750%, 11/06/17	650	649
Actavis Funding SCS
4.750%, 03/15/45	2,085	2,033
4.550%, 03/15/35	210	204
3.800%, 03/15/25	1,455	1,448
3.450%, 03/15/22	1,915	1,917
3.000%, 03/12/20	545	545
2.350%, 03/12/18	425	425
Aetna
2.200%, 03/15/19	310	308
Amgen
5.650%, 06/15/42	475	514
5.375%, 05/15/43	120	127
5.150%, 11/15/41	1,625	1,650
3.625%, 05/22/24	210	210
Anthem
5.875%, 06/15/17	1,155	1,221
5.100%, 01/15/44	215	216
Baxalta
5.250%, 06/23/45 (B)	820	823
4.000%, 06/23/25 (B)	245	242
3.600%, 06/23/22 (B)	920	920

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bayer US Finance
1.500%, 10/06/17 (B)	$1,205	$1,205
Becton Dickinson
4.685%, 12/15/44	120	121
3.734%, 12/15/24	350	353
2.675%, 12/15/19	455	458
Biogen
5.200%, 09/15/45	1,189	1,189
4.050%, 09/15/25	558	561
3.625%, 09/15/22	555	561
2.900%, 09/15/20	340	339
Celgene
5.250%, 08/15/43	170	174
5.000%, 08/15/45	2,475	2,485
3.875%, 08/15/25	1,220	1,215
3.550%, 08/15/22	655	661
2.875%, 08/15/20	335	332
DaVita HealthCare Partners
5.125%, 07/15/24	740	740
5.000%, 05/01/25	170	164
EMD Finance
2.400%, 03/19/20 (B)	1,045	1,017
Fresenius Medical Care US Finance
5.750%, 02/15/21 (B)	160	171
Fresenius Medical Care US Finance II
5.875%, 01/31/22 (B)	190	203
4.125%, 10/15/20 (B)	100	101
Gilead Sciences
4.750%, 03/01/46	360	364
4.500%, 02/01/45	20	20
3.700%, 04/01/24	1,555	1,593
3.650%, 03/01/26	1,460	1,472
3.250%, 09/01/22	405	408
GlaxoSmithKline Capital
5.650%, 05/15/18	810	883
HCA
7.500%, 11/15/95	3,800	3,610
Humana
7.200%, 06/15/18	1,150	1,287
4.625%, 12/01/42	130	122
3.850%, 10/01/24	790	795
3.150%, 12/01/22	170	165
Johnson & Johnson
4.500%, 12/05/43	600	653
Mallinckrodt International Finance
5.625%, 10/15/23 (B)	20	19
Medtronic
4.450%, 03/15/20	630	678
3.625%, 03/15/24	940	963
3.500%, 03/15/25	870	877
2.500%, 03/15/20	830	836

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Merck
3.700%, 02/10/45	$1,000	$924
2.750%, 02/10/25	400	389
2.350%, 02/10/22	685	673
Mylan
2.550%, 03/28/19	660	651
Novartis Capital
4.000%, 11/20/45	500	490
Perrigo
4.000%, 11/15/23	370	361
Perrigo Finance
3.900%, 12/15/24	535	516
Perrigo Finance Unlimited
3.500%, 12/15/21	235	228
Tenet Healthcare
8.125%, 04/01/22	300	299
6.750%, 06/15/23	170	158
Thermo Fisher Scientific
5.300%, 02/01/44	50	54
3.600%, 08/15/21	350	355
3.300%, 02/15/22	270	269
UnitedHealth Group
6.875%, 02/15/38	220	288
6.000%, 06/15/17	51	54
5.800%, 03/15/36	280	330
4.625%, 07/15/35	1,010	1,049
3.875%, 10/15/20	530	561
2.875%, 12/15/21	580	588
Valeant Pharmaceuticals International
5.375%, 03/15/20 (B)	950	893
VPII Escrow
7.500%, 07/15/21 (B)	490	489
Wyeth LLC
5.950%, 04/01/37	670	797
Zimmer Biomet Holdings
4.450%, 08/15/45	630	579

		55,090

Industrials — 1.9%
ABB Finance USA
4.375%, 05/08/42	80	79
AerCap Ireland Capital
3.750%, 05/15/19	520	519
American Airlines Pass-Through Trust, Ser 2013-2
4.950%, 01/15/23	2,170	2,289
AP Moeller - Maersk
3.875%, 09/28/25 (B)	467	449
BAE Systems
4.750%, 10/11/21 (B)	1,350	1,437
Burlington Northern Santa Fe
4.700%, 09/01/45	340	339
4.150%, 04/01/45	1,000	907

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Caterpillar Financial Services MTN
2.750%, 08/20/21	$620	$617
Catholic Health Initiatives
4.350%, 11/01/42	80	75
2.950%, 11/01/22	800	780
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/20	1,798	1,942
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/22	1,344	1,484
Continental Airlines Pass-Through Trust, Ser 2009-1
9.000%, 07/08/16	2,049	2,113
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/22	1,104	1,272
Eaton
4.150%, 11/02/42	440	406
2.750%, 11/02/22	950	919
1.500%, 11/02/17	270	268
Embraer Netherlands Finance
5.050%, 06/15/25	285	259
Florida East Coast Holdings
6.750%, 05/01/19 (B)	460	421
GE Capital International Funding
4.418%, 11/15/35 (B)	1,055	1,077
2.342%, 11/15/20 (B)	3,003	2,978
0.964%, 04/15/16 (B)	2,762	2,763
JetBlue Airways Pass-Through Trust, Ser 2004-2, Cl G1
0.737%, 08/15/16 (A)	464	462
L-3 Communications
3.950%, 05/28/24	79	75
Lockheed Martin
4.700%, 05/15/46	430	440
3.550%, 01/15/26	2,030	2,037
3.350%, 09/15/21	920	942
3.100%, 01/15/23	140	140
2.500%, 11/29/20	760	756
Northrop Grumman
3.850%, 04/15/45	215	193
3.250%, 08/01/23	3,160	3,159
Parker-Hannifin MTN
3.300%, 11/21/24	425	429
Penske Truck Leasing LP
3.375%, 02/01/22 (B)	635	615
3.200%, 07/15/20 (B)	745	737
3.050%, 01/09/20 (B)	160	159
Raytheon
3.125%, 10/15/20	430	446

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Siemens Financieringsmaatschappij
2.900%, 05/27/22 (B)	$1,075	$1,075
Union Pacific
3.250%, 01/15/25	435	441
United Air Lines Pass-Through Trust, Ser 2009-2A
9.750%, 01/15/17	95	100
United Rentals North America
5.500%, 07/15/25	240	233
United Technologies
4.500%, 06/01/42	540	544
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/25	829	860
Valmont Industries
5.250%, 10/01/54	315	268
Verisk Analytics
5.500%, 06/15/45	85	81
Waste Management
7.375%, 05/15/29	330	428
3.500%, 05/15/24	310	312
West
5.375%, 07/15/22 (B)	430	371

		38,696

Information Technology — 1.2%
Activision Blizzard
5.625%, 09/15/21 (B)	300	314
Alibaba Group Holding
3.600%, 11/28/24	520	497
Analog Devices
5.300%, 12/15/45	385	397
3.900%, 12/15/25	380	383
Apple
4.375%, 05/13/45	1,090	1,100
3.850%, 05/04/43	640	590
Fidelity National Information Services
5.000%, 10/15/25	335	344
4.500%, 10/15/22	250	254
3.625%, 10/15/20	500	507
2.850%, 10/15/18	625	627
Hewlett Packard Enterprise
6.350%, 10/15/45 (B)	575	546
HP
4.900%, 10/15/25 (B)	645	632
2.850%, 10/05/18 (B)	800	800
Intel
4.900%, 07/29/45	450	476
3.700%, 07/29/25	140	145
Micron Technology
5.625%, 01/15/26 (B)	120	104
5.500%, 02/01/25	80	69

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Microsoft
4.450%, 11/03/45	$390	$402
4.200%, 11/03/35	895	914
3.750%, 02/12/45	950	875
3.500%, 02/12/35	885	818
3.125%, 11/03/25	2,775	2,790
2.650%, 11/03/22	560	560
2.000%, 11/03/20	750	750
National Semiconductor
6.600%, 06/15/17	170	183
Oracle
3.900%, 05/15/35	1,195	1,120
2.950%, 05/15/25	165	161
2.500%, 05/15/22	600	589
2.250%, 10/08/19	140	141
1.200%, 10/15/17	1,050	1,051
TSMC Global
1.625%, 04/03/18 (B)	875	858
Visa
4.300%, 12/14/45	960	974
3.150%, 12/14/25	1,955	1,957
2.800%, 12/14/22	1,230	1,235
2.200%, 12/14/20	1,145	1,143

		24,306

Materials — 1.0%
Albemarle
5.450%, 12/01/44	300	290
ArcelorMittal
8.000%, 10/15/39	180	123
7.250%, 02/25/22	120	96
6.500%, 03/01/21	140	113
6.125%, 06/01/25	240	175
Ardagh Packaging Finance
3.512%, 12/15/19 (A) (B)	640	626
Axiall
4.875%, 05/15/23	40	36
Barrick Gold
4.100%, 05/01/23	407	349
Barrick North America Finance
4.400%, 05/30/21	1,260	1,131
BHP Billiton Finance USA
6.750%, 10/19/75 (A) (B)	620	598
5.000%, 09/30/43	460	413
3.850%, 09/30/23	400	379
3.250%, 11/21/21	1,400	1,315
Celulosa Arauco y Constitucion
4.750%, 01/11/22	520	529
Dow Chemical
3.000%, 11/15/22	1,265	1,211
Eagle Spinco
4.625%, 02/15/21	840	773

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Eastman Chemical
2.700%, 01/15/20	$695	$688
Ecolab
4.350%, 12/08/21	220	235
FMG Resources (August 2006) Property Limited
9.750%, 03/01/22 (B) (C)	390	357
Freeport-McMoRan
4.000%, 11/14/21	550	330
Freeport-McMoran Oil & Gas
6.875%, 02/15/23	165	104
6.500%, 11/15/20	104	67
Glencore Finance Canada
2.700%, 10/25/17 (B)	900	824
Glencore Funding
2.875%, 04/16/20 (B) (C)	940	733
Hexion
6.625%, 04/15/20	360	280
International Paper
5.150%, 05/15/46	490	466
5.000%, 09/15/35	695	689
LYB International Finance
4.875%, 03/15/44	230	210
LyondellBasell Industries
5.750%, 04/15/24	200	220
4.625%, 02/26/55	225	183
Mosaic
5.625%, 11/15/43	155	149
Nacional del Cobre de Chile
4.500%, 09/16/25 (B) (C)	405	381
OCP
4.500%, 10/22/25 (B)	1,650	1,535
Potash Corp of Saskatchewan
4.875%, 03/30/20	280	304
Reynolds Group Issuer
6.875%, 02/15/21	180	185
Rio Tinto Finance USA
6.500%, 07/15/18	810	877
3.750%, 06/15/25	640	581
Rio Tinto Finance USA PLC
2.250%, 12/14/18	200	195
Rock-Tenn
4.000%, 03/01/23	70	70
3.500%, 03/01/20	320	323
Southern Copper
5.250%, 11/08/42	1,550	1,119
Steel Dynamics
6.375%, 08/15/22	510	490
Vale Overseas
8.250%, 01/17/34	150	120
6.875%, 11/21/36 (C)	1,510	1,056

		20,928

19	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)

Telecommunication Services — 1.5%
Altice Financing
6.625%, 02/15/23 (B)	$600	$592
America Movil
5.625%, 11/15/17	440	469
5.000%, 03/30/20	750	814
3.125%, 07/16/22	525	516
AT&T
6.500%, 09/01/37	765	855
6.450%, 06/15/34	625	700
5.550%, 08/15/41	200	201
4.750%, 05/15/46	1,030	943
4.350%, 06/15/45	240	205
3.400%, 05/15/25	4,745	4,560
3.000%, 02/15/22	470	461
3.000%, 06/30/22	975	952
Bharti Airtel
4.375%, 06/10/25 (B)	940	919
CenturyLink
5.800%, 03/15/22	70	64
5.625%, 04/01/20	240	237
5.625%, 04/01/25	350	296
Deutsche Telekom International Finance
2.250%, 03/06/17 (B)	905	911
Intelsat Jackson Holdings
7.500%, 04/01/21	380	331
Sprint
7.875%, 09/15/23	320	240
7.625%, 02/15/25	610	445
7.250%, 09/15/21	50	38
Sprint Capital
8.750%, 03/15/32	910	682
Telefonica Emisiones SAU
6.221%, 07/03/17	100	106
5.877%, 07/15/19	90	99
5.134%, 04/27/20	300	328
Verizon Communications
6.550%, 09/15/43	3,983	4,729
6.400%, 09/15/33	1,234	1,406
5.150%, 09/15/23	1,225	1,347
4.862%, 08/21/46	1,510	1,430
4.522%, 09/15/48	983	879
4.400%, 11/01/34	2,350	2,168
4.272%, 01/15/36	1,335	1,205
3.850%, 11/01/42	130	106
3.000%, 11/01/21	1,250	1,246
2.500%, 09/15/16	580	585
Vodafone Group PLC
2.950%, 02/19/23	755	708

		31,773

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)

Utilities — 2.2%
AES
7.375%, 07/01/21	$40	$41
4.875%, 05/15/23	920	805
American Electric Power
1.650%, 12/15/17	735	730
Appalachian Power
4.450%, 06/01/45	235	223
Berkshire Hathaway Energy
6.500%, 09/15/37	1,160	1,412
4.500%, 02/01/45	1,010	970
Calpine
5.875%, 01/15/24 (B)	280	287
CenterPoint Energy Houston Electric
4.500%, 04/01/44	800	825
Commonwealth Edison
3.700%, 03/01/45	120	108
Consolidated Edison of New York
4.625%, 12/01/54	80	79
4.500%, 12/01/45	250	253
4.450%, 03/15/44	810	809
Dominion Resources
4.700%, 12/01/44	360	351
3.900%, 10/01/25	340	340
2.500%, 12/01/19	610	608
1.950%, 08/15/16	265	266
Duke Energy
4.800%, 12/15/45	220	222
3.750%, 04/15/24	270	274
Duke Energy Carolinas
4.000%, 09/30/42	1,000	964
Duke Energy Florida
3.850%, 11/15/42	165	154
Duke Energy Progress
4.200%, 08/15/45	185	182
3.250%, 08/15/25	495	499
Duquesne Light Holdings
6.400%, 09/15/20 (B)	1,450	1,641
Electricite de France
5.250%, 10/13/55 (B)	230	219
4.950%, 10/13/45 (B)	760	738
Exelon
5.625%, 06/15/35	880	939
3.950%, 06/15/25 (B)	550	549
FirstEnergy
2.750%, 03/15/18	280	281
FirstEnergy, Ser C
7.375%, 11/15/31	2,965	3,611
Florida Gas Transmission LLC
3.875%, 07/15/22 (B)	1,000	966
IPALCO Enterprises
5.000%, 05/01/18	1,200	1,257

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KCP&L Greater Missouri Operations
8.270%, 11/15/21	$2,700	$3,371
KeySpan Gas East
5.819%, 04/01/41 (B)	1,250	1,444
Majapahit Holding BV
7.750%, 01/20/20	420	470
Metropolitan Edison
3.500%, 03/15/23 (B)	2,425	2,381
MidAmerican Energy
4.250%, 05/01/46	305	302
3.500%, 10/15/24	305	311
NextEra Energy Capital Holdings
2.056%, 09/01/17	2,000	2,002
NiSource Finance
6.800%, 01/15/19	2,261	2,537
Oncor Electric Delivery LLC
6.800%, 09/01/18	1,075	1,195
4.550%, 12/01/41	690	661
Pacific Gas & Electric
8.250%, 10/15/18	280	325
6.050%, 03/01/34	130	153
5.800%, 03/01/37	710	826
4.450%, 04/15/42	700	703
PECO Energy
4.150%, 10/01/44	625	614
3.150%, 10/15/25	560	558
PPL Electric Utilities
4.150%, 10/01/45	340	336
PSEG Power LLC
2.750%, 09/15/16	320	323
Public Service of New Hampshire
3.500%, 11/01/23	310	318
Public Service of New Mexico
7.950%, 05/15/18	1,265	1,416
Puget Energy
6.000%, 09/01/21	790	890
Sempra Energy
3.750%, 11/15/25	555	554
2.850%, 11/15/20	555	554
Southern
2.150%, 09/01/19	615	603
Southern California Gas
4.450%, 03/15/44	600	623
Southwestern Electric Power
3.900%, 04/01/45	310	272
Texas-New Mexico Power
6.950%, 04/01/43 (B)	880	1,206

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Virginia Electric & Power
4.650%, 08/15/43	$405	$428
4.450%, 02/15/44	205	211

		46,190

Total Corporate Obligations (Cost $598,577) ($ Thousands)		600,282

	Face Amount ($ Thousands)

U.S. TREASURY OBLIGATIONS — 27.3%
U.S. Treasury Bills (E)
0.215%, 04/07/16 (F)	6,570	6,568
0.187%, 02/25/16 (F)	290	290
0.012%, 03/03/16 (F)	5,125	5,124
0.000%, 01/07/16 (F)	130	130
U.S. Treasury Bonds
6.028%, 11/15/44	2,225	896
4.500%, 08/15/39	741	948
3.750%, 11/15/43	2,470	2,845
3.625%, 08/15/43	3,900	4,392
3.375%, 05/15/44	895	961
3.125%, 02/15/43	6,171	6,325
3.000%, 11/15/44	4,265	4,249
3.000%, 05/15/45	21,233	21,136
3.000%, 11/15/45	21,896	21,830
2.875%, 05/15/43	7,205	7,025
2.875%, 08/15/45	14,492	14,075
2.750%, 08/15/42	3,570	3,412
2.500%, 02/15/45	25,152	22,567
U.S. Treasury Inflation Protected Securities
2.500%, 07/15/16	3,715	4,446
2.375%, 01/15/25	750	1,076
2.125%, 02/15/40	850	1,101
2.000%, 01/15/16	3,530	4,229
1.375%, 02/15/44	12,635	13,123
0.750%, 02/15/42	1,260	1,165
0.750%, 02/15/45	7,795	6,866
0.625%, 01/15/24	2,860	2,882
0.625%, 02/15/43	1,870	1,637
0.375%, 07/15/23	7,380	7,368
0.375%, 07/15/25	5,080	4,933
0.250%, 01/15/25	7,935	7,605
0.125%, 04/15/16	5,220	5,603
0.125%, 04/15/17	2,990	3,125
0.125%, 04/15/20	12,040	12,072
0.125%, 07/15/24	5,895	5,608
U.S. Treasury Notes
3.625%, 08/15/19	2,740	2,942
2.375%, 08/15/24	3,593	3,630
2.250%, 11/15/25	42,830	42,735
2.125%, 12/31/22	2,048	2,052
2.000%, 07/31/20	5,375	5,437

21	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.000%, 09/30/20	$5,553	$5,613
2.000%, 11/30/22	4,000	3,978
2.000%, 08/15/25	7,089	6,912
1.875%, 10/31/22	2,170	2,143
1.750%, 09/30/19	10,625	10,697
1.750%, 12/31/20	20,669	20,646
1.625%, 03/31/19	9,922	9,984
1.625%, 04/30/19	790	795
1.625%, 06/30/19	1,905	1,914
1.625%, 07/31/19	1,765	1,771
1.625%, 12/31/19	13,905	13,906
1.625%, 06/30/20	8,870	8,834
1.625%, 07/31/20	1,192	1,186
1.625%, 11/30/20	25,587	25,435
1.500%, 07/31/16	210	211
1.500%, 01/31/19	4,607	4,623
1.500%, 10/31/19	640	638
1.500%, 11/30/19	14,105	14,049
1.375%, 02/28/19	935	934
1.375%, 04/30/20	1,204	1,188
1.375%, 09/30/20	16,877	16,586
1.375%, 10/31/20	14,814	14,552
1.250%, 11/15/18	2,714	2,710
1.250%, 12/15/18	11,022	10,999
1.250%, 01/31/20	985	970
1.125%, 12/31/19	1,145	1,123
1.000%, 12/15/17	2,195	2,192
1.000%, 12/31/17	18,515	18,492
1.000%, 03/15/18	279	278
1.000%, 05/31/18	2,018	2,008
1.000%, 09/15/18	2,023	2,009
1.000%, 09/30/19	715	700
0.875%, 11/30/16	5,940	5,943
0.875%, 01/31/17	4,935	4,935
0.875%, 08/15/17	12,423	12,395
0.875%, 11/30/17	8,180	8,156
0.875%, 01/15/18	1,280	1,274
0.750%, 01/15/17	4,415	4,411
0.750%, 10/31/17	25,155	25,021
0.750%, 04/15/18	11,798	11,684
0.625%, 12/31/16	1,120	1,118
0.625%, 05/31/17	3,414	3,399
0.625%, 08/31/17	4,702	4,672
0.625%, 09/30/17	2,618	2,600
0.625%, 11/30/17	4,337	4,301
U.S. Treasury STRIPS
2.792%, 11/15/27	5,175	3,788

Total U.S. Treasury Obligations (Cost $565,278) ($ Thousands)		564,181

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 9.9%

Automotive — 1.6%
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/17	$14	$14
Ally Auto Receivables Trust, Ser 2014-1, Cl A2
0.480%, 02/15/17	34	34
Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.530%, 04/15/19	507	506
Ally Auto Receivables Trust, Ser 2014-2, Cl A4
1.840%, 01/15/20	323	324
Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/19	610	608
Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/19	506	504
Avis Budget Rental Car Funding AESOP LLC, Ser 2012-3A, Cl A
2.100%, 03/20/19	560	558
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-1A, Cl A
1.920%, 09/20/19	1,616	1,604
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/20	350	349
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/19	429	427
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/19	281	279
California Republic Auto Receivables Trust, Ser 2014-3, Cl A4
1.790%, 03/16/20	281	281
California Republic Auto Receivables Trust, Ser 2015-1, Cl A3
1.330%, 04/15/19	445	443
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/20	513	506
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/19	317	315
California Republic Auto Receivables Trust, Ser 2015-4, Cl A4
2.580%, 06/15/21	535	535
California Republic Auto Receivables Trust, Ser 2015-4, Cl A2
1.600%, 09/17/18	398	398
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/18	429	429
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A3
1.310%, 12/20/17	6	6

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/18	$264	$264
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/18	803	802
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/18	906	903
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/18	618	618
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A3
1.260%, 05/21/18	933	931
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/18	266	267
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A4
1.830%, 04/22/19	243	243
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A3
1.480%, 11/20/18	1,188	1,185
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A2
1.420%, 06/20/18	1,452	1,449
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A4
1.860%, 10/21/19	394	393
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A3
1.610%, 06/20/19	678	674
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A4
1.970%, 01/21/20	931	930
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A3
1.730%, 09/20/19	628	624
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A2
1.390%, 09/20/18	433	431
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A1A
1.390%, 02/20/18	1,599	1,596
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A3
1.940%, 01/21/20	691	689
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/20	349	345
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/19	425	422

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A3
1.830%, 03/20/20	$559	$554
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A3
0.570%, 10/15/17	172	172
Ford Credit Auto Owner Trust, Ser 2013-D, Cl A3
0.670%, 04/15/18	215	215
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/25	2,305	2,324
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/26	965	953
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/27	1,115	1,111
Hertz Vehicle Financing, Ser 2015-1A, Cl A
2.730%, 03/25/21	650	644
Hertz Vehicle Financing, Ser 2015-1A, Cl C
4.350%, 03/25/21	650	638
Hertz Vehicle Financing, Ser 2015-1A, Cl B
3.520%, 03/25/21	1,500	1,482
Honda Auto Receivables Owner Trust, Ser 2013-3, Cl A3
0.770%, 05/15/17	622	621
Honda Auto Receivables Owner Trust, Ser 2015-4, Cl A2
0.820%, 07/23/18	1,690	1,683
Hyundai Auto Receivables Trust, Ser 2013-A, Cl A4
0.750%, 09/17/18	252	252
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A4
1.010%, 02/15/19	223	223
Hyundai Auto Receivables Trust, Ser 2013-C, Cl A3
1.010%, 02/15/18	19	19
Hyundai Auto Receivables Trust, Ser 2014-B, Cl A3
0.900%, 12/17/18	630	629
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/18	1,705	1,699

		34,105

Credit Cards — 0.3%
Chase Issuance Trust, Ser 2007-A2, Cl A2
0.381%, 04/15/19 (A)	445	443
Chase Issuance Trust, Ser 2012-A2, Cl A2
0.601%, 05/15/19 (A)	1,015	1,014
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
0.723%, 09/10/20 (A)	518	518

23	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citibank Credit Card Issuance Trust, Ser 2014-A3, Cl A3
0.487%, 05/09/18 (A)	$1,695	$1,695
Citibank Credit Card Issuance Trust, Ser 2014-A6, Cl A6
2.150%, 07/15/21	1,109	1,113
Discover Card Execution Note Trust, Ser 2015-A4, Cl A1
2.190%, 04/17/23	1,024	1,018
World Financial Network Credit Card Master Trust, Ser 2014-C, Cl A
1.540%, 08/16/21	225	224

		6,025

Mortgage Related Securities — 1.0%
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
1.092%, 04/25/28 (A)	10	9
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.621%, 08/25/43 (A)	789	777
Centex Home Equity, Ser 2006-A, Cl AV4
0.471%, 06/25/36 (A)	4,917	4,556
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl A2D
0.461%, 08/25/36 (A)	4,200	3,578
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
1.362%, 05/25/39 (A)	498	477
HSBC Home Equity Loan Trust, Ser 2006-4, Cl A4
0.437%, 03/20/36 (A)	1,568	1,561
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
0.501%, 05/25/37 (A)	5,500	3,783
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
0.852%, 06/25/35 (A)	2,045	2,040
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
0.912%, 07/25/35 (A)	3,500	3,389

		20,170

Other Asset-Backed Securities — 7.0%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.522%, 12/27/44 (A)	2,100	2,046
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/19	2,374	2,360
Ally Master Owner Trust, Ser 2014-3, Cl A
1.330%, 03/15/19	195	194
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/19	2,673	2,670
Ally Master Owner Trust, Ser 2014-5, Cl A1
0.821%, 10/15/19 (A)	1,441	1,436

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ally Master Owner Trust, Ser 2015-2, Cl A1
0.767%, 01/15/21 (A)	$642	$640
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.529%, 02/25/35 (A)	2,200	2,156
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.320%, 10/27/36 (A)	1,750	1,686
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.822%, 09/25/35 (A)	69	69
Centerpoint Energy Transition Bond III, Ser 2008-A, Cl A1
4.192%, 02/01/20	284	287
CIT Education Loan Trust, Ser 2007-1, Cl A
0.693%, 03/25/42 (A)	1,382	1,290
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.828%, 03/25/37	1,970	2,045
Conseco Financial, Ser 1993-4, Cl A5
7.050%, 01/15/19	67	68
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/21	328	328
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.821%, 06/25/33 (A)	38	32
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
1.222%, 10/25/47 (A)	3,459	3,115
Countrywide Home Equity Loan Trust, Ser 2006-HW, Cl 2A1B
0.305%, 11/15/36 (A)	125	108
Credit-Based Asset Servicing and Securities, Ser 2006-CB3, Cl AV4
0.481%, 03/25/36 (A)	5,000	3,810
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.631%, 02/15/34 (A)	328	296
Earnest Student Loan Investment Trust, Ser 2015, Cl C
4.050%, 05/25/39	1,059	1,057
Educational Funding of the South, Ser 2011-1, Cl A2
0.970%, 04/25/35 (A)	1,748	1,707
First Franklin Mortgage Loan Trust, Ser 2005-FF8, Cl M1
0.711%, 09/25/35 (A)	3,110	3,030
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/19	1,022	1,027
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/18	441	442

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/19	$306	$305
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/19	1,220	1,215
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
0.767%, 01/15/22 (A)	1,600	1,589
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/29	1,090	1,067
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/38 (A)	497	508
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/38 (A)	395	404
Greenpoint Manufactured Housing, Ser 1999-2, Cl A2
2.898%, 03/18/29 (A)	450	398
Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
3.554%, 06/19/29 (A)	275	240
Greenpoint Manufactured Housing, Ser 1999-3, Cl 1A7
7.270%, 06/15/29	941	928
Greenpoint Manufactured Housing, Ser 1999-4, Cl A2
3.696%, 02/20/30 (A)	375	331
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.693%, 03/13/32 (A)	396	359
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.793%, 02/20/32 (A)	195	179
GSAMP Trust, Ser 2003-SEA, Cl A1
0.621%, 02/25/33 (A)	1,475	1,378
GSAMP Trust, Ser 2006-HE3, Cl A2D
0.471%, 05/25/46 (A)	3,300	2,360
GSAMP Trust, Ser 2006-SEA1, Cl A
0.521%, 05/25/36 (A)	78	77
Higher Education Funding I, Ser 2014-1, Cl A
1.379%, 05/25/34 (A)	1,507	1,469
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.602%, 02/25/36 (A)	475	452
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/73	943	981
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/73	1,282	1,283
Lehman Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/18	623	648
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	2,385	2,525

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Re-Remic Trust, Ser 2015-R7, Cl 1BXA
11.175%, 02/26/36 (A)	$930	$994
National Collegiate Student Loan Trust, Ser 2005-3, Cl A4
0.702%, 04/25/29 (A)	431	425
National Collegiate Student Loan Trust, Ser 2006-3, Cl A4
0.692%, 03/26/29 (A)	1,750	1,603
National Collegiate Student Loan Trust, Ser 2007-4, Cl A3L
1.272%, 03/25/38 (A)	4,367	3,083
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2A
2.650%, 12/15/28	344	340
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
1.397%, 12/15/28 (A)	216	214
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 06/15/19	408	400
Navient Private Education Loan Trust, Ser 2015-CA, Cl A
1.744%, 01/16/35 (A)	800	800
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.531%, 03/27/23 (A)	529	523
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.731%, 06/25/31 (A)	3,320	3,212
Navient Student Loan Trust, Ser 2014-2, Cl A
0.861%, 03/25/43 (A)	2,888	2,712
Navient Student Loan Trust, Ser 2014-3, Cl A
0.841%, 03/25/43 (A)	2,911	2,738
Navient Student Loan Trust, Ser 2014-4, Cl A
0.841%, 03/25/43 (A)	2,181	2,050
Navient Student Loan Trust, Ser 2014-8, Cl A2
0.661%, 04/25/23 (A)	499	494
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.500%, 10/27/36 (A)	813	775
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.480%, 01/25/37 (A)	689	672
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.430%, 10/25/33 (A)	746	713
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.686%, 03/23/37 (A)	708	670
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.706%, 12/24/35 (A)	768	728
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.766%, 03/22/32 (A)	290	262
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.468%, 11/23/22 (A)	50	50
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.400%, 10/26/26 (A)	101	101

25	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
1.222%, 04/25/46 (A)	$276	$276
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
1.022%, 10/27/36 (A)	1,903	1,838
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.171%, 11/25/43 (A)	1,655	1,520
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
0.821%, 09/25/42 (A)	2,960	2,853
North Carolina State, Education Assistance Authority, Ser 2011-2, Cl A2
1.120%, 07/25/25 (A)	926	908
Origen Manufactured Housing, Ser 2006-A, Cl A2
2.105%, 10/15/37 (A)	2,845	2,526
Park Place Securities, Ser 2004-WCW1, Cl M2
1.241%, 09/25/34 (A)	972	966
RAMP Trust, Ser 2006-RZ3, Cl M1
0.571%, 08/25/36 (A)	6,530	4,778
Residential Asset Mortgage Products Trust, Ser 2003-RS11, Cl MII1
1.316%, 12/25/33 (A)	188	173
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/19	775	802
Scholar Funding Trust, Ser 2011-A, Cl A
1.223%, 10/28/43 (A)	915	870
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.762%, 05/15/28 (A)	229	225
SLM Private Education Loan Trust, Ser 2012-B, Cl A2
3.480%, 10/15/30	471	477
SLM Private Education Loan Trust, Ser 2012-C, Cl A1
1.431%, 08/15/23 (A)	352	352
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/46	1,239	1,252
SLM Private Education Loan Trust, Ser 2012-E, Cl A2B
2.081%, 06/15/45 (A)	217	219
SLM Private Education Loan Trust, Ser 2012-E, Cl A1
1.081%, 10/16/23 (A)	207	206
SLM Private Education Loan Trust, Ser 2013-1, Cl B
2.222%, 11/25/43 (A)	245	219
SLM Private Education Loan Trust, Ser 2013-A, Cl A2B
1.381%, 08/15/18 (A)	533	529
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/30	633	616

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.981%, 07/15/22 (A)	$392	$391
SLM Student Loan Trust, Ser 2003-12, Cl A5
0.792%, 09/15/22 (A)	467	464
SLM Student Loan Trust, Ser 2004-10, Cl A6A
0.870%, 04/27/26 (A)	1,237	1,221
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.490%, 07/25/23 (A)	933	912
SLM Student Loan Trust, Ser 2004-8, Cl B
0.780%, 01/25/40 (A)	143	123
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.820%, 04/25/24 (A)	1,098	1,087
SLM Student Loan Trust, Ser 2005-5, Cl A4
0.460%, 10/25/28 (A)	1,138	1,066
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.420%, 04/25/25 (A)	72	71
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.520%, 07/27/26 (A)	296	298
SLM Student Loan Trust, Ser 2005-6, Cl A6
0.460%, 10/27/31 (A)	821	770
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.470%, 10/25/29 (A)	613	579
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.440%, 01/27/25 (A)	380	379
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.490%, 01/25/41 (A)	1,900	1,659
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.420%, 01/25/21 (A)	989	949
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.480%, 01/25/41 (A)	1,900	1,677
SLM Student Loan Trust, Ser 2007-2, Cl B
0.490%, 07/25/25 (A)	391	329
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.380%, 07/25/22 (A)	3,211	2,999
SLM Student Loan Trust, Ser 2007-3, Cl A3
0.360%, 04/25/19 (A)	1,616	1,595
SLM Student Loan Trust, Ser 2007-5, Cl A5
0.400%, 01/25/24 (A)	377	373
SLM Student Loan Trust, Ser 2007-6, Cl B
1.170%, 04/27/43 (A)	449	386
SLM Student Loan Trust, Ser 2008-2, Cl B
1.520%, 01/25/29 (A)	525	429
SLM Student Loan Trust, Ser 2008-3, Cl B
1.520%, 04/25/29 (A)	525	430
SLM Student Loan Trust, Ser 2008-4, Cl B
2.170%, 04/25/29 (A)	525	477
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.620%, 01/25/18 (A)	45	45
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.020%, 07/25/23 (A)	1,580	1,589
SLM Student Loan Trust, Ser 2008-5, Cl B
2.170%, 07/25/29 (A)	525	487

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2008-6, Cl B
2.170%, 07/25/29 (A)	$525	$483
SLM Student Loan Trust, Ser 2008-7, Cl B
2.170%, 07/25/29 (A)	525	458
SLM Student Loan Trust, Ser 2008-8, Cl B
2.570%, 10/25/29 (A)	525	500
SLM Student Loan Trust, Ser 2008-9, Cl A
1.820%, 04/25/23 (A)	2,362	2,364
SLM Student Loan Trust, Ser 2008-9, Cl B
2.570%, 10/25/29 (A)	525	495
SLM Student Loan Trust, Ser 2010-1, Cl A
0.822%, 03/25/25 (A)	577	557
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.971%, 05/26/26 (A)	385	381
SLM Student Loan Trust, Ser 2012-6, Cl B
1.422%, 04/27/43 (A)	564	500
SLM Student Loan Trust, Ser 2013-3, Cl B
1.922%, 09/25/43 (A)	291	270
SLM Student Loan Trust, Ser 2013-4, Cl A
0.771%, 06/25/27 (A)	1,083	1,050
SLM Student Loan Trust, Ser 2013-A, Cl A2A
1.770%, 05/17/27	246	241
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/31	240	242
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/29	1,192	1,166
SLM Student Loan Trust, Ser 2014-2, Cl A3
1.012%, 03/26/29 (A)	696	667
SLM Student Loan Trust, Ser 2014-A, Cl A1
0.931%, 07/15/22 (A)	593	591
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/26	421	419
Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/35	206	205
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/27	1,003	975
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
1.331%, 06/15/27 (A)	776	767
SMB Private Education Loan Trust, Ser 2015-A, Cl A1
0.797%, 07/17/23 (A)	202	202
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
1.397%, 07/15/27 (A)	716	712
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/27	709	709
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
1.731%, 06/15/23 (A)	381	380

Description		Face Amount (1) ($ Thousands)	Market Value ($ Thousands)
SMB Private Education Loan Trust, Ser 2015-C, Cl A1
1.231%, 07/15/22 (A)	$	820	$819
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 06/15/23		435	429
SOFI Consumer Loan Program Trust, Ser 2015 1-A
3.280%, 09/15/23		3,591	3,582
SpringCastle America Funding, Ser 2014-AA, Cl A
2.700%, 05/25/23		389	388
Structured Asset Securities Mortgage Loan Trust 2005-WF3, Ser 2005-WF3, Cl M3
1.002%, 07/25/35 (A)		2,432	1,794
Structured Asset Securities Mortgage Loan Trust, Ser 2008-BC4, Cl A3
0.672%, 11/25/37 (A)		501	500
Trade Maps, Ltd., Ser 2013-1A, Cl A
0.993%, 12/10/18 (A)		1,400	1,391
United States Small Business Administration, Ser 2015-20I, Cl 1
2.820%, 09/01/35		430	431
Wells Fargo Home Equity Asset-Backed SecuritiesTrust, Ser 2006-2, Cl A4
0.471%, 07/25/36 (A)		4,000	3,766

			143,978

Total Asset-Backed Securities (Cost $203,909) ($ Thousands)			204,278

SOVEREIGN DEBT — 2.0%
Brazil Notas do Tesouro Nacional, Ser B
16.199%, 08/15/50	BRL	1,292	762
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/17	BRL	12,230	2,940
Brazilian Government International Bond
5.625%, 01/07/41		1,120	812
5.000%, 01/27/45		1,045	697
2.625%, 01/05/23		200	152
China Government Bond
3.390%, 05/21/25	CNY	2,000	301
3.380%, 11/21/24	CNY	1,000	150
3.310%, 11/30/25		11,500	1,736
Colombia Government International Bond
5.625%, 02/26/44		1,110	1,013
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.750%, 12/01/43		250	279
FMS Wertmanagement AoeR
1.000%, 11/21/17		640	636
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/22		854	863

27	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description		Face Amount ($ Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Indonesia Government International Bond MTN
5.950%, 01/08/46 (B)		315	$310
5.875%, 03/13/20		240	261
5.875%, 01/15/24 (B)		840	900
4.875%, 05/05/21		200	207
4.750%, 01/08/26 (B)		680	672
Japan Bank for International Cooperation
1.750%, 05/28/20		850	831
Japan Finance Organization for Municipalities
4.000%, 01/13/21		1,800	1,937
Japan Treasury Discount Bill
0.069%, 06/10/16	JPY	430,000	3,575
Mexico Government International Bond MTN
5.750%, 10/12/10		993	926
5.550%, 01/21/45		2,610	2,675
4.750%, 03/08/44		1,010	920
3.600%, 01/30/25		780	760
Peruvian Government International Bond
6.550%, 03/14/37		90	104
5.625%, 11/18/50		580	592
Poland Government Bond
3.250%, 07/25/25		21,520	5,589
Poland Government International Bond
4.000%, 01/22/24		1,790	1,883
Portugal Government International Bond MTN
5.125%, 10/15/24 (B)		1,100	1,118
Republic of Paraguay
6.100%, 08/11/44 (B)		325	310
Russia Government International Bond
7.500%, 03/31/30 (B)		327	392
Russian Foreign Bond - Eurobond
7.500%, 03/31/30		742	889
4.500%, 04/04/22		400	402
Slovakia Government International Bond
4.375%, 05/21/22 (B)		1,005	1,116
Slovenia Government International Bond
5.850%, 05/10/23 (B)		245	279
5.500%, 10/26/22 (B)		528	590
5.250%, 02/18/24 (B)		1,215	1,341
Turkey Government International Bond
5.750%, 03/22/24		1,120	1,184
5.625%, 03/30/21		161	170
United Mexican States MTN
6.050%, 01/11/40		248	272
Uruguay Government International Bond
4.375%, 10/27/27		290	285

Total Sovereign Debt (Cost $43,945) ($ Thousands)			40,831

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
FHLB
1.250%, 06/28/30	$3,405	$3,398
0.875%, 05/24/17	40	40
FICO STRIPS, PO
9.800%, 04/06/18	850	1,011
8.600%, 09/26/19	2,490	3,103
0.092%, 11/02/18	1,800	1,722
0.090%, 04/06/18	1,270	1,233
0.050%, 02/08/18	510	497
0.040%, 08/03/18	780	751
0.010%, 05/11/18	3,295	3,192
0.000%, 09/26/19	100	93
FNMA
4.721%, 10/09/19 (E)	2,925	2,709
2.625%, 09/06/24	561	567
FNMA DN
0.000%, 01/07/16	4,955	4,955
Residual Funding Principal
1.965%, 10/15/20	2,600	2,353
Resolution Funding STRIPS
2.167%, 10/15/19	230	214
Tennessee Valley Authority
5.250%, 09/15/39	590	709
4.250%, 09/15/65	761	744
3.875%, 02/15/21	1,510	1,648
2.875%, 09/15/24	1,433	1,441

Total U.S. Government Agency Obligations (Cost $30,780) ($ Thousands)		30,380

	Face Amount ($ Thousands)

LOAN PARTICIPATIONS — 0.8%
Activision Blizzard
3.250%, 10/12/20	200	199
Advanced Disposal Service
3.750%, 10/09/19 (A)	292	282
Air Medical
4.500%, 04/28/22	743	717
American Airlines
3.500%, 06/27/20	639	628
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/20	214	212
Aramark, 1st Lien
3.250%, 02/24/21 (A)	272	269
Berry Plastics, 1st Lien
4.000%, 09/16/22	90	89
Burger King Term Loan B
3.750%, 12/10/21	454	450

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
CSC Holdings, Term Loan B
2.732%, 04/17/20 (A)	346	$345
Dollar Tree, Term Loan B1 (First Lien)
3.500%, 07/06/22	410	408
Energy Future Immediate Holding, 1st Lien Term Loan
4.250%, 06/19/16	2,200	2,190
First Data, 1st Lien Term Loan
3.918%, 09/24/18	1,000	985
3.712%, 03/23/18	1,515	1,493
FMG Resources Pty LTD (FMG America Finance, Inc.), Loan
0.043%, 06/30/19 (A)	605	447
Gardner Denver, 1st Lien Term Loan
4.250%, 07/30/20 (A)	407	365
Gardner Denver, Inc., Initial Dollar Term Loan
4.250%, 07/30/20	103	92
Hilton Hotels, Cov-Lite, 1st Lien Term Loan B
3.500%, 10/26/20 (A)	325	324
Hilton Worldwide Holdings, 1st Lien Term Loan B
3.500%, 10/26/20	73	72
Ina Beteiligungs, 1st Lien Term Loan B
4.250%, 05/15/20	135	135
Intelsat Jackson Holdings
3.750%, 06/30/19 (A)	671	634
Jarden Corporation
2.982%, 07/29/22	100	100
Michaels Stores, Term Loan B
3.750%, 01/28/20 (A)	187	185
Michaels Stores, Term Loan, Tranche 1
3.750%, 01/28/20 (A)	281	278
MPH Acquisition Holdings
3.750%, 03/31/21 (A)	51	49
Murray Energy Corporation, Term B-2 Loan
0.075%, 04/16/20	539	342
NRG Energy, Term Loan
2.750%, 07/01/18 (A)	635	617
Party City, Term Loan B
4.250%, 08/19/22	581	563
PetSmart 5/15 Cov-Lite, Term Loan B1
4.250%, 03/10/22	210	204
PetSmart, Inc., Tranche B-1 Loan
4.250%, 03/10/22	420	408
Servicemaster, 1st Lien Term Loan
4.250%, 07/01/21	270	267
Staples , Term Loan B 4/15 TLB
3.500%, 04/23/21	600	592
Station Casinao’s, 1st Lien Term Loan
4.250%, 03/01/20	57	56

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Telesat Canada, Term Loan B
3.500%, 03/28/19 (A)	484	$475
T-MOBILE USA INC
3.500%, 11/03/22 (A)	400	400
Univision, 1st Lien Term Loan
4.000%, 03/01/20	1,699	1,659
Virgin Media Investment Holdings
3.500%, 06/30/23	498	491
XPO Logistics
5.500%, 10/21/27	210	209
Total Loan Participations (Cost $17,858) ($ Thousands)		17,231

	Face Amount ($ Thousands)

COLLATERALIZED DEBT OBLIGATIONS — 0.5%

Other Asset-Backed Securities — 0.5%
AMMC CLO XIV Ltd., Ser 2014-14A, Cl A1L
1.745%, 07/27/26 (A)	1,650	1,632
Ballyrock, Ser 2014-1A, Cl A1
1.767%, 10/20/26 (A)	450	447
Cent CLO 18, Ser 2013-18A, Cl A
1.414%, 07/23/25 (A)	1,600	1,574
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/27	1,510	1,501
Eaton Vance, Ser 2014-1A, Cl A
1.771%, 07/15/26 (A)	550	545
Flatiron, Ser 2014-1A, Cl A1
1.695%, 07/17/26 (A)	1,600	1,578
Voya CLO, Ser 2014-1A, Cl A1
1.815%, 04/18/26 (A)	1,780	1,766
Voya CLO, Ser 2015-1A, Cl A1
1.755%, 04/18/27 (A)	310	307
Voya, Ser 2014-2A, Cl A1
1.739%, 07/17/26 (A)	1,730	1,713

		11,063

Total Collateralized Debt Obligations (Cost $11,156) ($ Thousands)		11,063

MUNICIPAL BONDS — 0.5%
Brazos Higher Education Authority, Ser 2006-2, RB
0.336%, 12/26/24 (A)	547	529
California State, Build America Project, GO
7.600%, 11/01/40	470	699
California State, GO
6.200%, 03/01/19	1,775	2,014
Clark County, Department of Aviation, Build America Project, Ser C, RB
6.820%, 07/01/45	770	1,061

29	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/49	$520	$735
New Jersey State, Turnpike Authority, Build America Project, Ser C, RB
7.102%, 01/01/41	688	948
New York and New Jersey, Port Authority, RB
4.458%, 10/01/62	710	676
New York City, Build America Project, Ser F1, GO
Callable 12/01/20 @ 100
6.646%, 12/01/31	900	1,047
New York City, Water & Sewer System, Build America Project, RB
5.952%, 06/15/42	750	968
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/49	614	841
Ohio State University, Ser A, RB
4.800%, 06/01/11	212	204

Total Municipal Bonds (Cost $8,743) ($ Thousands)		9,722

	Shares
PREFERRED STOCK — 0.0%
Citigroup Capital XIII, 7.875% (A)	25	643

Total Preferred Stock (Cost $647) ($ Thousands)		643

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P. 0.260%**† (G)	4,570,685	4,571

Total Affiliated Partnership (Cost $4,571) ($ Thousands)		4,571

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.230%**†	52,741,345	52,741

Total Cash Equivalent (Cost $52,741) ($ Thousands)		52,741

Total Investments — 105.8% (Cost $2,199,637) ($ Thousands)@		$2,184,367

	Contracts
PURCHASED OPTIONS — 0.0%
February 2016, U.S. 10-Year Long Bond Call, Expires 01/16/16, Strike Price $127.50	36	4

Description	Contracts	Market Value ($ Thousands)
February 2016, U.S. 10-Year Long Bond Call, Expires 01/16/16, Strike Price $126.50	40	$12
February 2016, U.S. 10-Year Long Bond Put, Expires 01/16/16, Strike Price $125.00	58	14
February 2016, U.S. 10-Year Long Bond Put, Expires 01/16/16, Strike Price $125.50	33	13
February 2016, U.S. 5-Year Long Bond Call, Expires 01/16/16, Strike Price $118.50	54	15
February 2016, U.S. 5-Year Long Bond Call, Expires 01/16/16, Strike Price $118.75	46	8
February 2016, U.S. Long Bond Future Call, Expires 01/16/16, Strike Price $155.00	51	46
February 2016, U.S. Long Bond Future Call, Expires 01/16/16, Strike Price $157.00	53	22
February 2016, U.S. Long Bond Future Call, Expires 01/16/16, Strike Price $156.00	48	29
February 2016, U.S. Long Bond Future Put, Expires 01/16/16, Strike Price $151.00	27	13
February 2016, U.S. Long Bond Future Put, Expires 01/16/16, Strike Price $155.00	23	50
February 2016, U.S. Long Bond Future Put, Expires 01/16/16, Strike Price $154.00	23	36
January 2016, EURO Option Put, Expires 01/16/16, Strike Price $98.63	124	16
January 2016, EURO Option Put, Expires 01/16/16, Strike Price $98.75	83	29
January 2016, EURO Option Put, Expires 01/16/16, Strike Price $98.88	91	59
March 2016, IMM EURO Future Call, Expires 03/19/16, Strike Price $99.50	119	1
March 2016, IMM EURO Future Put, Expires 03/19/16, Strike Price $99.38	653	200

Total Purchased Options (Premiums Received $435) ($ Thousands)		567

WRITTEN OPTIONS — 0.0%
February 2016, U.S. Long Bond Future Call, Expires 1/16/16 Strike Price $160.00*	(29)	(4)
February 2016, U.S. Long Bond Future Call, Expires 1/16/16 Strike Price $158.00*	(71)	(19)
February 2016, U.S. Long Bond Future Put, Expires 1/16/16 Strike Price $149.00*	(79)	(13)
January 2016, EURO Future Put, Expires 1/16/16 Strike Price $98.50*	(247)	(8)
March 2016, IMM EURO Future Put, Expires 3/19/16 Strike Price $99.25*	(811)	(76)
March 2016, IMM Euro$ Future Option Call, Expires 3/19/16 Strike Price $99.25*	(53)	(7)

30	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Description	Contracts	Market Value ($ Thousands)
March 2016, U.S. 10-Year Long Bond Call, Expires 2/20/16 Strike Price $131.00*	(23)	$(1)
March 2016, U.S. 10-Year Long Bond Call, Expires 2/20/16 Strike Price $128.50*	(35)	(6)
March 2016, U.S. 10-Year Long Bond Call, Expires 2/20/16 Strike Price $127.50*	(24)	(8)
March 2016, U.S. Long Bond Future Call, Expires 2/20/16 Strike Price $163.00*	(92)	(20)
March 2016, U.S. Long Bond Future Call, Expires 2/20/16 Strike Price $162.00*	(60)	(18)
March 2016, U.S. Long Bond Future Call, Expires 2/20/16 Strike Price $160.00*	(48)	(23)

Total Written Options (Premiums Received $305) ($ Thousands)		(203)

WRITTEN SWAPTION — 0.0%
January 2019, 5 Year/30 Year Put, Expires:
01/14/2019, Strike Rate: 5.000%,	(13,905,000)	(32)
Total Written Swaption (Premiums Received $360) ($ Thousands)		(32)

A list of the open futures contracts held by the Fund at December 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	95	Mar-2017	$(19)
90-Day Euro$	(122)	Dec-2017	80
90-Day Euro$	(129)	Dec-2016	77
Euribor	(617)	Mar-2016	203
Euro	(18)	Mar-2016	(3)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bobl	17	Mar-2016	$(21)
Euro-Bond Index	(71)	Mar-2016	187
U.S. 10-Year Treasury Note	15	Mar-2016	5
U.S. 2-Year Treasury Note	(330)	Apr-2016	112
U.S. 5-Year Treasury Note	345	Apr-2016	(47)
U.S. Long Treasury Bond	(377)	Mar-2016	188
U.S. Ultra Long Treasury Bond	570	Mar-2016	332

			$1,094

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2015 is as follows:

Settlement Date	Currency to Deliver ($ Thousands)		Currency To Receive ($ Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
01/19/16-02/16/16	USD	7,346	EUR	6,564	$(212)
01/19/16-01/19/16	BRL	15,272	USD	3,969	135
01/19/16-02/16/16	EUR	26,793	USD	30,169	1,046
01/19/16-01/19/16	CNY	77,380	USD	12,065	221
02/16/16	GBP	1,489	USD	2,268	74
06/10/16	JPY	430,000	USD	3,519	(74)

					$1,190

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(9,253)	$9,488	$234
Barclays PLC	(10,831)	11,135	304
Citigroup	(35,983)	36,629	646
UBS	(1,867)	1,872	6

			$1,190

For the period ended December 31, 2015, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of open OTC swap agreements held by the Fund at December 31, 2015, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
Deutsche Bank	Berkshire Hathaway	SELL	1.00	03/20/24		$(1,490)	$19
Goldman Sachs	CDX.NA.HY.23 6/20	SELL	1.00	06/20/21		(750)	(7)
Goldman Sachs	CDX.NA.HY.23 6/20	SELL	1.00	06/20/21		(840)	(8)

							$4

31	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays	2.48%	3-Month USD - LIBOR	11/15/27	1,620	$(150)
Barclays	2.42%	3-Month USD - LIBOR	11/15/27	1,620	(165)
Citigroup	2.71%	3-Month USD - LIBOR	08/15/42	3,242	(107)

					$(422)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2015, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
UBS Warburg	CDX.HY 06/20	SELL	5.00	12/20/20		(3,440)	$(28)
UBS Warburg	CDX.NA.HY.24 12/20	SELL	5.00	12/20/20		(6,760)	(6)
UBS Warburg	CDX.NA.HY.24 6/20	SELL	5.00	06/20/20		(10)	—

							$(34)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
USB	1.87%	3-Month USD - LIBOR	08/31/22	22,800	$55
Barclays	1.90%	3-Month USD - LIBOR	11/30/22	34,472	129
USB	2.72%	3-Month USD - LIBOR	02/15/41	6,996	(113)
Barclays	0.04%	3-Month USD - LIBOR	11/05/43	2,275	(485)

					$(414)

For the period ended December 31, 2015, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,064,343 ($ Thousands).

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

††	For the period ended December 31, 2015, the total amount of open purchased options, purchased swaptions, written options and written swaptions, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2015.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $4,419 ($ Thousands).

(D)	Security is in default on interest payment.

(E)	The rate reported is the effective yield at time of purchase.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(G)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2015 was $4,571 ($Thousands).

ABS — Asset-Based Security

ACES — Alternative Credit Enhancement Structure

ARM — Adjustable Rate Mortgage

BRL — Brazilian Real

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNY — Chinese Yuan

DN — Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FICO — Financing Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount

32	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

December 31, 2015

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd — Limited

MTN — Medium Term Note

NCUA — National Credit Union Administration

OTC — Over the Counter

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

PO — Principle Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

ULC — Unlimited Liability Company

USD — United States Dollar

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $2,199,637 ($ Thousands), and the unrealized appreciation and depreciation were $38,908 ($ Thousands) and $(54,178) ($ Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$648,444	$—	$648,444
Corporate Obligations	—	600,282	—	600,282
Asset-Backed Securities	—	204,278	—	204,278
Sovereign Debt	—	40,831	—	40,831
U.S. Government Agency Obligations	—	30,380	—	30,380
Loan Participations	—	17,231	—	17,231
Collateralized Debt Obligations	—	11,063	—	11,063
Municipal Bonds	—	9,722	—	9,722
Preferred Stock	—	643	—	643
U.S. Treasury Obligations	—	564,181	—	564,181
Cash Equivalent	52,741	—	—	52,741
Affiliated Partnership	—	4,571	—	4,571

Total Investments in Securities	$52,741	$2,131,626	$—	$2,184,367

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,184	$—	$—	$1,184
Unrealized Depreciation	(90)	—	—	(90)
Forwards Contracts*
Unrealized Appreciation	—	1,476	—	1,476
Unrealized Depreciation	—	(286)	—	(286)
Written Options	567	—	—	567
Written Swaption	—	(32)	—	(32)
Purchased Options	(203)	—	—	(203)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	—	19	—	19
Unrealized Depreciation	—	(15)	—	(15)
Interest Rate Swaps*
Unrealized Appreciation	—	—	—	—
Unrealized Depreciation	—	(402)	—	(402)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	—	—	—	—
Unrealized Depreciation	—	(34)	—	(34)
Interest Rate Swaps*
Unrealized Appreciation	—	184	—	184
Unrealized Depreciation	—	(598)	—	(598)

Total Other Financial Instruments	$1,458	$312	$—	$1,770

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

33	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Concluded)

December 31, 2015

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 12/31/2015	Dividend Income
SEI Liquidity Fund, L.P.	$3,456	$83,473	$(82,358)	$4,571	$4
SEI Daily Income Trust, Prime Obligation Fund, Class A	85,704	298,202	(331,165)	52,741	15

Totals	$89,160	$381,675	$(413,523)	$57,312	$19

34	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 34.8%
U.S. Treasury Bills (A)
0.384%, 01/14/16	$5,665	$5,665
0.215%, 04/07/16	7,025	7,022
0.187%, 02/25/16	2,210	2,210
0.141%, 02/11/16	2,150	2,150
0.140%, 01/07/16	160	160
0.012%, 03/03/16	2,350	2,349
U.S. Treasury Bonds
7.274%, 08/15/23	1,330	1,119
6.375%, 08/15/27	50	70
6.125%, 08/15/29	50	71
6.028%, 11/15/44	1,280	516
5.375%, 02/15/31	100	136
5.250%, 02/15/29	100	131
4.500%, 05/15/38	300	385
4.500%, 08/15/39	25	32
4.375%, 11/15/39	965	1,213
4.250%, 05/15/39	200	247
3.750%, 11/15/43	790	910
3.625%, 08/15/43	1,330	1,498
3.500%, 02/15/39	150	166
3.250%, 12/31/16	500	512
3.125%, 02/15/43	2,170	2,224
3.000%, 11/15/44	2,195	2,187
3.000%, 05/15/45	18,788	18,702
3.000%, 11/15/45	8,661	8,635
2.875%, 05/15/43	9,545	9,306
2.875%, 08/15/45	11,017	10,700
2.750%, 08/15/42	915	875
2.750%, 11/15/42	2,850	2,717
2.625%, 11/15/20	200	208
2.500%, 02/15/45	17,267	15,492
2.000%, 10/31/21	600	602
1.750%, 09/30/19	7,840	7,893
1.000%, 11/30/19	800	782
U.S. Treasury Inflation Protected Securities
2.500%, 07/15/16	1,979	2,011
2.500%, 01/15/29	111	131
2.375%, 01/15/25	88	101
2.125%, 02/15/40	231	272
2.000%, 01/15/16	5,189	5,188
1.750%, 01/15/28	114	124
1.375%, 02/15/44	4,235	4,310
0.750%, 02/15/42	221	194
0.750%, 02/15/45	2,818	2,458
0.625%, 01/15/24	153	151
0.625%, 02/15/43	3,497	2,959
0.375%, 07/15/25	1,996	1,932
0.250%, 01/15/25	2,706	2,583
0.125%, 04/15/16	1,864	1,857
0.125%, 04/15/17	953	951
0.125%, 04/15/19	152	151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 04/15/20	$4,195	$4,141
0.125%, 01/15/22	525	509
0.125%, 07/15/24	1,908	1,812
U.S. Treasury Notes
4.750%, 02/15/37	100	133
4.625%, 11/15/16	1,400	1,446
4.500%, 05/15/17	1,700	1,782
4.375%, 02/15/38	650	820
3.625%, 08/15/19	1,545	1,659
3.500%, 02/15/18	1,350	1,417
3.375%, 05/15/44	1,045	1,122
3.125%, 05/15/21	1,250	1,329
2.750%, 05/31/17	1,000	1,025
2.750%, 02/15/19	450	469
2.375%, 08/15/24	2,179	2,202
2.250%, 04/30/21	130	133
2.250%, 11/15/24	3,710	3,708
2.250%, 11/15/25	22,411	22,361
2.125%, 01/31/21	650	660
2.125%, 12/31/21	9,860	9,947
2.125%, 06/30/22	275	276
2.125%, 12/31/22	1,181	1,183
2.000%, 07/31/20	3,153	3,189
2.000%, 09/30/20	3,271	3,307
2.000%, 11/30/22	4,230	4,207
2.000%, 08/15/25	2,473	2,411
1.875%, 09/30/17	30	30
1.875%, 05/31/22	2,400	2,377
1.750%, 12/31/20	11,347	11,335
1.750%, 05/15/23	900	877
1.625%, 03/31/19	9,182	9,239
1.625%, 04/30/19	550	553
1.625%, 06/30/19	1,355	1,361
1.625%, 07/31/19	2,840	2,850
1.625%, 12/31/19	13,575	13,576
1.625%, 06/30/20	5,285	5,263
1.625%, 07/31/20	877	873
1.625%, 11/30/20	8,750	8,698
1.500%, 07/31/16	360	362
1.500%, 08/31/18	400	403
1.500%, 01/31/19	3,329	3,341
1.500%, 05/31/19	120	120
1.500%, 10/31/19	110	110
1.500%, 11/30/19	11,825	11,778
1.500%, 01/31/22	2,030	1,973
1.375%, 02/28/19	615	615
1.375%, 04/30/20	749	739
1.375%, 09/30/20	7,161	7,037
1.375%, 10/31/20	10,193	10,013
1.250%, 11/15/18	1,603	1,600
1.250%, 12/15/18	6,662	6,648
1.250%, 01/31/20	950	935

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.125%, 12/31/19	$1,020	$1,001
1.000%, 12/15/17	1,289	1,287
1.000%, 12/31/17	9,217	9,205
1.000%, 05/31/18	2,556	2,543
1.000%, 09/15/18	2,239	2,223
1.000%, 09/30/19	535	524
0.875%, 11/30/16	3,595	3,597
0.875%, 01/31/17	3,385	3,385
0.875%, 08/15/17	2,828	2,822
0.875%, 11/30/17	3,155	3,146
0.875%, 01/15/18	1,190	1,185
0.750%, 01/15/17	5,980	5,975
0.750%, 10/31/17	8,255	8,211
0.750%, 04/15/18	6,366	6,304
0.625%, 12/31/16	1,220	1,218
0.625%, 05/31/17	2,207	2,197
0.625%, 08/31/17	2,700	2,683
0.625%, 09/30/17	1,546	1,535
0.625%, 11/30/17	2,626	2,604
U.S. Treasury STRIPS
25.571%, 05/15/32	850	530
10.171%, 11/15/22	1,100	944
8.247%, 08/15/32	500	310
6.075%, 05/15/26	700	539
5.741%, 05/15/36	100	54
5.662%, 05/15/29	100	70
5.610%, 02/15/24	1,275	1,057
5.290%, 05/15/34	775	449
5.260%, 08/15/27	800	590
5.152%, 02/15/34	250	146
5.111%, 02/15/28	653	474
5.043%, 05/15/28	830	596
5.026%, 08/15/33	300	179
4.993%, 05/15/33	975	587
4.910%, 11/15/26	1,100	833
4.721%, 08/15/19	1,350	1,274
4.520%, 05/15/24	300	247
4.446%, 08/15/24	100	81
4.403%, 02/15/30	1,300	878
4.374%, 11/15/32	500	306
4.347%, 05/15/30	400	268
4.343%, 11/15/30	1,450	954
4.320%, 11/15/33	1,380	815
4.233%, 11/15/29	550	375
4.211%, 02/15/27	1,450	1,089
4.113%, 11/15/27	1,900	1,391
3.979%, 08/15/20	3,550	3,261
3.957%, 05/15/27	315	234
3.938%, 11/15/24	250	202
3.891%, 08/15/30	700	465
3.876%, 02/15/33	400	243
3.860%, 11/15/16	200	199

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.679%, 02/15/17	$4,460	$4,417
3.648%, 11/15/31	1,025	652
3.611%, 05/15/31	560	363
3.593%, 02/15/31	1,025	671
3.509%, 05/15/18	130	126
3.459%, 02/15/18	925	903
3.379%, 02/15/32	1,050	662
3.370%, 08/15/31	275	176
3.350%, 08/15/29	275	190
3.340%, 05/15/20	3,959	3,655
3.270%, 02/15/29	700	490
3.226%, 11/15/17	650	637
3.019%, 05/15/35	100	56
2.941%, 05/15/19	2,725	2,590
2.910%, 11/15/34	200	114
2.869%, 08/15/28	100	71
2.733%, 08/15/22	100	86
2.713%, 05/15/23	1,800	1,523
2.712%, 08/15/21	450	401
2.687%, 02/15/23	3,350	2,860
2.602%, 05/15/25	300	238
2.596%, 08/15/39	100	50
2.562%, 05/15/22	1,240	1,080
2.527%, 11/15/23	350	292
2.474%, 02/15/22	1,885	1,655
2.398%, 02/15/21	2,880	2,603
2.324%, 11/15/21	1,060	938
1.961%, 05/15/21	4,165	3,739
1.887%, 11/15/19	300	281
1.430%, 08/15/26	47	36
1.274%, 02/15/20	2,435	2,268
1.136%, 02/15/35	40	23

Total U.S. Treasury Obligations (Cost $418,989) ($ Thousands)		421,343

MORTGAGE-BACKED SECURITIES — 30.0%

Agency Mortgage-Backed Obligations — 25.1%
FHLMC
11.000%, 02/17/21	19	20
10.000%, 03/17/26 to 10/01/30	335	363
7.500%, 01/01/32 to 09/01/38	506	599
6.500%, 10/01/31 to 09/01/38	742	840
6.000%, 02/01/18 to 09/01/38	784	865
5.500%, 06/01/20 to 08/01/37	1,271	1,339
5.000%, 03/01/34 to 07/01/44	3,335	3,709
4.500%, 08/01/20 to 03/01/44	5,742	6,229
4.000%, 10/01/29 to 12/01/45	13,224	14,066
3.500%, 12/01/28 to 10/01/45	20,804	21,579
3.000%, 08/01/30 to 08/01/45	2,259	2,275
2.500%, 09/01/30	972	982
1.620%, 11/21/19	130	130

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
0.000%, 03/08/16	$1,875	$1,874
FHLMC ARM
6.486%, 10/01/37 (B)	143	145
3.381%, 07/01/36 (B)	58	61
3.149%, 03/01/36 (B)	408	430
3.002%, 09/01/45 (B)	123	126
2.899%, 01/01/44 (B)	289	296
2.893%, 08/01/44 (B)	257	264
2.874%, 09/01/45 (B)	810	832
2.844%, 11/01/36 (B)	31	33
2.820%, 05/01/37 (B)	441	470
2.790%, 10/01/45 (B)	294	300
2.757%, 10/01/45 (B)	4	4
2.755%, 12/01/45 (B)	352	358
2.753%, 09/01/45 (B)	168	171
2.729%, 08/01/45 (B)	201	204
2.728%, 03/01/37 (B)	168	177
2.698%, 08/01/45 (B)	343	349
2.695%, 04/01/37 (B)	90	96
2.688%, 09/01/45 (B)	708	719
2.685%, 12/01/45 (B)	94	95
2.660%, 02/01/36 (B)	200	213
2.648%, 10/01/45 (B)	290	294
2.643%, 05/01/37 (B)	280	299
2.626%, 12/01/42 (B)	333	338
2.605%, 10/01/37 (B)	45	48
2.516%, 11/01/36 (B)	43	45
2.510%, 05/01/38 (B)	143	152
2.491%, 04/01/37 (B)	8	8
2.375%, 01/01/35 (B)	63	67
2.371%, 06/01/37 (B)	81	86
2.271%, 02/01/37 (B)	47	50
2.050%, 04/01/37 (B)	45	47
2.017%, 05/01/37 (B)	245	256
FHLMC CMO, Ser 1591, Cl PV
6.250%, 10/15/23	420	463
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/32	173	191
FHLMC CMO, Ser 2005-2945, Cl SA
11.699%, 03/15/20 (B)	17	19
FHLMC CMO, Ser 2005-2967, Cl EA, PO
0.000%, 04/15/20	55	52
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/35	82	79
FHLMC CMO, Ser 2006-3117, Cl OG, PO
0.000%, 02/15/36	84	77
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/36	56	50
FHLMC CMO, Ser 2006-3200, Cl PO, PO
0.000%, 08/15/36	73	66
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/36	170	191

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/37	$13	$12
FHLMC CMO, Ser 2007-3318, Cl DB
6.000%, 05/15/27	186	208
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.670%, 11/15/37 (B)	47	7
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.720%, 05/15/38 (B)	47	7
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/38	51	57
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/37	88	82
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/36	133	122
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/39	99	92
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/40	46	43
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/36	346	403
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/40	176	28
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/34	142	4
FHLMC CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/37	231	16
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/37	238	12
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/37	113	7
FHLMC CMO, Ser 2011-3793, Cl AB
3.500%, 01/15/26	500	528
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/29	220	16
FHLMC CMO, Ser 2011-3804, Cl FN
0.781%, 03/15/39 (B)	243	244
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/36	501	565
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/41 (B)	114	125
FHLMC CMO, Ser 2011-3925, Cl FL
0.781%, 01/15/41 (B)	576	580
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.620%, 10/15/41 (B)	737	125
FHLMC CMO, Ser 2011-3957, Cl B
4.000%, 11/15/41	536	565
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/42	916	912
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/27	1,220	135
FHLMC CMO, Ser 2012-4139, Cl SB, IO
5.820%, 12/15/42 (B)	145	30

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/31	$1,312	$143
FHLMC CMO, Ser 2013-299, Cl 300
3.000%, 01/15/43	815	809
FHLMC CMO, Ser 2013-300, Cl 300
3.000%, 01/15/43	1,185	1,176
FHLMC CMO, Ser 2013-310, Cl PO, PO
0.000%, 09/15/43	534	410
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/43	590	90
FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.920%, 09/15/42 (B)	510	85
FHLMC CMO, Ser 2013-4206, Cl CZ
3.000%, 05/15/43	108	102
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/43	212	194
FHLMC CMO, Ser 2013-4219, Cl JA
3.500%, 08/15/39	797	834
FHLMC CMO, Ser 2013-4226, Cl GZ
3.000%, 07/15/43	108	97
FHLMC CMO, Ser 2013-4227, Cl AB
3.500%, 10/15/37	515	538
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/27	894	103
FHLMC CMO, Ser 2014-328, Cl S4, IO
2.015%, 02/15/38 (B)	228	16
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.670%, 05/15/44 (B)	179	36
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.953%, 04/15/41 (B)	168	12
FHLMC CMO, Ser 2015-342, Cl 300
3.000%, 02/15/45	1,797	1,804
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/40	535	569
FHLMC CMO, Ser 2015-4483, Cl PA
2.500%, 06/15/45	1,560	1,579
FHLMC CMO, Ser 2033, Cl HC
6.500%, 02/15/28	74	81
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/28	147	167
FHLMC CMO, Ser 239, Cl S30, IO
7.370%, 08/15/36 (B)	126	26
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/32	155	177
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/32	121	138
FHLMC CMO, Ser 2631, Cl SA
14.244%, 06/15/33 (B)	51	68
FHLMC CMO, Ser 2725, Cl SC
8.786%, 11/15/33 (B)	33	36
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/20	17	17

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 3001, Cl HP
20.678%, 05/15/35 (B)	$62	$86
FHLMC CMO, Ser 3006, Cl QS
19.229%, 07/15/35 (B)	122	180
FHLMC CMO, Ser 3012, Cl GK
23.263%, 06/15/35 (B)	98	148
FHLMC CMO, Ser 3217, Cl CX, IO
6.260%, 09/15/36 (B)	192	29
FHLMC CMO, Ser 3225, Cl EO, PO
0.000%, 10/15/36	103	91
FHLMC CMO, Ser 3262, Cl SG, IO
6.070%, 01/15/37 (B)	97	12
FHLMC CMO, Ser 3373, Cl TO, PO
0.000%, 04/15/37	28	25
FHLMC CMO, Ser 3383, Cl SA, IO
6.120%, 11/15/37 (B)	179	25
FHLMC CMO, Ser 3422, Cl SE
16.624%, 02/15/38 (B)	17	23
FHLMC CMO, Ser 3607, Cl BO, PO
0.000%, 04/15/36	28	26
FHLMC CMO, Ser 3611, Cl PO, PO
0.000%, 07/15/34	39	36
FHLMC CMO, Ser 3632, Cl BS
16.398%, 02/15/40 (B)	100	138
FHLMC CMO, Ser 3688, Cl NI, IO
5.000%, 04/15/32	254	16
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/42	564	664
FHLMC CMO, Ser T-51, Cl 1A
6.500%, 09/25/43 (B)	143	170
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/43	303	353
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/43	93	109
FHLMC CMO, Ser T-57, Cl 1A2
7.000%, 07/25/43	330	395
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/43	441	520
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/44	152	184
FHLMC CMO, Ser T-76, Cl 2A
3.135%, 10/25/37 (B)	209	210
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2014-K038, Cl A2
3.389%, 03/25/24	286	296
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2014-KSMC, Cl A2
2.615%, 01/25/23	500	500
FHLMC Multifamily Structured Pass-Through Certificates, Ser K151, Cl A3
3.511%, 04/25/30	485	493

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF12, Cl A
0.943%, 09/25/22 (B)	$424	$422
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ02, Cl A2
2.597%, 09/25/20	65	66
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/25	350	344
FHLMC Multifamily Structured Pass-Through Certificates, Ser KS03, Cl A4
3.161%, 05/25/25	225	227
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSCT, Cl A2
4.285%, 01/25/20	295	319
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.622%, 02/25/24 (B)	250	248
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
1.871%, 04/25/24 (B)	510	499
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M1
2.072%, 08/25/24 (B)	196	196
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M1
1.672%, 01/25/25 (B)	130	131
FHLMC TBA
3.500%, 01/01/41 to 02/15/45	3,700	3,802
FHLMC, Ser 2007-3281, Cl AI, IO
6.100%, 02/15/37 (B)	131	25
FHLMC-GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/23	174	190
FNMA
7.500%, 10/01/37 to 04/01/39	324	392
7.000%, 04/01/32 to 01/01/39	218	252
6.500%, 05/01/27 to 10/01/38	875	1,006
6.000%, 10/01/19 to 10/01/40	2,252	2,528
5.728%, 08/25/45	195	45
5.500%, 02/01/21 to 02/01/35	197	219
5.000%, 01/01/20 to 07/01/44	2,763	3,059
4.640%, 01/01/21	471	518
4.540%, 01/01/20	459	496
4.514%, 12/01/19	443	480
4.500%, 01/01/20 to 03/01/45	9,406	10,251
4.410%, 05/01/21	366	400
4.390%, 05/01/21	243	266
4.380%, 01/01/21 to 04/01/21	1,419	1,545
4.369%, 02/01/20	462	498
4.360%, 05/01/21	979	1,070
4.301%, 07/01/21	755	828
4.300%, 04/01/21	241	262

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.298%, 01/01/21	$230	$249
4.271%, 06/01/21	352	379
4.250%, 04/01/21 to 04/01/21	750	817
4.240%, 06/01/21	967	1,052
4.230%, 03/01/20	380	406
4.130%, 08/01/21	937	1,016
4.066%, 07/01/20	380	409
4.060%, 07/01/21	1,000	1,081
4.000%, 03/01/25 to 12/01/45	19,596	20,883
3.840%, 08/01/21	915	980
3.765%, 12/01/25	350	370
3.670%, 07/01/23	1,000	1,057
3.619%, 12/01/20	1,081	1,141
3.590%, 12/01/20	458	483
3.500%, 12/01/29 to 12/31/49	27,824	28,881
3.430%, 10/01/20	923	967
3.410%, 10/01/30	848	856
3.340%, 07/01/30	600	600
3.290%, 10/01/20 to 08/01/26	1,338	1,370
3.260%, 10/01/30	748	745
3.235%, 10/01/26	491	498
3.230%, 11/01/20	332	346
3.080%, 04/01/30	500	488
3.040%, 04/01/30	500	486
3.000%, 08/01/33 to 05/01/43	4,660	4,708
2.920%, 02/01/30	1,000	963
2.810%, 06/01/23 to 04/01/25	1,160	1,162
2.770%, 05/01/22	1,000	1,013
2.703%, 04/01/23	479	481
2.680%, 07/01/22	1,916	1,933
2.510%, 06/01/23	477	475
2.500%, 10/01/42	320	309
2.480%, 06/01/19	970	987
2.420%, 06/01/23	478	473
FNMA-ACES, Ser 2014-M12, Cl FA
0.494%, 10/25/21 (B)	570	566
FNMA-ACES, Ser 2014-M8, Cl FA
0.478%, 05/25/18 (B)	752	749
FNMA ARM
6.194%, 08/01/36 (B)	22	24
4.376%, 04/01/40 (B)	201	213
3.188%, 10/01/43 (B)	238	245
3.061%, 03/01/36 (B)	145	155
3.026%, 11/01/36 (B)	91	96
2.822%, 05/01/43 (B)	126	129
2.810%, 10/01/45 (B)	296	302
2.806%, 11/01/44 (B)	181	186
2.790%, 10/01/45 (B)	351	357
2.776%, 07/01/45 (B)	164	168
2.767%, 09/01/45 (B)	581	593
2.761%, 09/01/45 (B)	493	502
2.750%, 11/01/45 (B)	299	305

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.748%, 09/01/37 (B)	$4	$4
2.745%, 02/01/45 (B)	346	354
2.739%, 01/01/45 (B)	394	403
2.723%, 01/01/45 (B)	381	389
2.699%, 10/01/45 (B)	232	236
2.695%, 09/01/36 (B)	49	53
2.677%, 10/01/45 (B)	190	193
2.636%, 11/01/36 (B)	96	101
2.624%, 07/01/45 (B)	97	98
2.595%, 12/01/45 (B)	87	88
2.592%, 09/01/45 (B)	227	230
2.575%, 12/01/36 (B)	434	461
2.567%, 12/01/36 (B)	102	108
2.562%, 03/01/45 (B)	102	104
2.561%, 07/01/37 (B)	244	260
2.522%, 12/01/45 (B)	319	322
2.491%, 07/01/37 (B)	103	109
2.382%, 04/01/36 (B)	76	80
2.376%, 11/01/37 (B)	214	227
2.363%, 04/01/37 (B)	74	78
2.264%, 11/01/37 (B)	117	123
2.204%, 09/01/37 (B)	45	48
1.709%, 07/01/37 (B)	280	293
0.653%, 11/01/23 (B)	962	968
0.543%, 01/01/23 (B)	470	469
0.533%, 01/01/23 (B)	500	499
FNMA CMO, Ser 1998-300, Cl 1, PO
0.000%, 09/01/24	62	55
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	67	74
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/23	48	46
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/45	123	140
FNMA CMO, Ser 2003-131, Cl SK
15.356%, 01/25/34 (B)	58	75
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/23	678	736
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/33	28	26
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/34	64	61
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/32	1	1
FNMA CMO, Ser 2004-89, Cl SM
16.716%, 09/25/24 (B)	222	295
FNMA CMO, Ser 2005-106, Cl US
23.021%, 11/25/35 (B)	321	474
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/35	378	409
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/35	396	433

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/35	$257	$51
FNMA CMO, Ser 2005-72, Cl SB
15.821%, 08/25/35 (B)	49	66
FNMA CMO, Ser 2005-90, Cl ES
15.821%, 10/25/35 (B)	77	102
FNMA CMO, Ser 2006-117, Cl GS, IO
6.228%, 12/25/36 (B)	53	9
FNMA CMO, Ser 2006-118, Cl A2
0.266%, 12/25/36 (B)	106	106
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/36	59	51
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/36	49	45
FNMA CMO, Ser 2006-59, Cl QO, PO
0.000%, 01/25/33	16	16
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/35	39	37
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/36	263	307
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/36	37	42
FNMA CMO, Ser 2007-100, Cl SM, IO
6.229%, 10/25/37 (B)	138	21
FNMA CMO, Ser 2007-101, Cl A2
0.447%, 06/27/36 (B)	65	65
FNMA CMO, Ser 2007-108, Cl AN
8.181%, 11/25/37 (B)	86	105
FNMA CMO, Ser 2007-112, Cl SA, IO
6.229%, 12/25/37 (B)	179	25
FNMA CMO, Ser 2007-114, Cl A6
0.622%, 10/27/37 (B)	243	242
FNMA CMO, Ser 2007-116, Cl HI, IO
1.492%, 01/25/38 (B)	177	12
FNMA CMO, Ser 2007-29, Cl SG
21.261%, 04/25/37 (B)	23	35
FNMA CMO, Ser 2007-65, Cl KI, IO
6.198%, 07/25/37 (B)	90	14
FNMA CMO, Ser 2007-72, Cl EK, IO
5.978%, 07/25/37 (B)	126	19
FNMA CMO, Ser 2007-77, Cl PD
6.000%, 10/25/36	341	351
FNMA CMO, Ser 2007-85, Cl SG
15.196%, 09/25/37 (B)	28	38
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/16 (B)	133	1
FNMA CMO, Ser 2008-4, Cl SD, IO
5.578%, 02/25/38 (B)	349	46
FNMA CMO, Ser 2009-103, Cl MB
2.474%, 12/25/39 (B)	181	191
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/39	121	19

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/37	$114	$105
FNMA CMO, Ser 2009-84, Cl WS, IO
5.478%, 10/25/39 (B)	57	7
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/37	871	820
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/39	45	8
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/37	108	97
FNMA CMO, Ser 2009-99, Cl SC, IO
5.758%, 12/25/39 (B)	80	11
FNMA CMO, Ser 2009-99, Cl WA
6.293%, 12/25/39 (B)	214	239
FNMA CMO, Ser 2010-1, Cl WA
6.200%, 02/25/40 (B)	81	90
FNMA CMO, Ser 2010-16, Cl WA
6.443%, 03/25/40 (B)	102	113
FNMA CMO, Ser 2010-23, Cl KS, IO
6.879%, 02/25/40 (B)	136	17
FNMA CMO, Ser 2010-35, Cl SB, IO
6.199%, 04/25/40 (B)	98	19
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/35	48	44
FNMA CMO, Ser 2010-68, Cl SA, IO
4.578%, 07/25/40 (B)	624	68
FNMA CMO, Ser 2011-118, Cl MT
7.000%, 11/25/41	432	507
FNMA CMO, Ser 2011-87, Cl SG, IO
6.128%, 04/25/40 (B)	525	89
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/27	854	85
FNMA CMO, Ser 2012-108, Cl F
0.721%, 10/25/42 (B)	379	383
FNMA CMO, Ser 2012-112, Cl DA
3.000%, 10/25/42	1,474	1,478
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/39	930	123
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/42	175	176
FNMA CMO, Ser 2012-14, Cl FG
0.822%, 07/25/40 (B)	575	576
FNMA CMO, Ser 2012-411, Cl A3
3.000%, 08/25/42	202	201
FNMA CMO, Ser 2013-101, Cl DO, PO
0.000%, 10/25/43	350	271
FNMA CMO, Ser 2013-126, Cl CS, IO
5.728%, 09/25/41 (B)	830	121
FNMA CMO, Ser 2013-128, Cl PO, PO
0.000%, 12/25/43	344	264
FNMA CMO, Ser 2013-4, Cl AJ
3.500%, 02/25/43	801	826

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/28	$247	$26
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/32	930	105
FNMA CMO, Ser 2014-47, Cl AI, IO
1.941%, 08/25/44 (B)	1,333	83
FNMA CMO, Ser 2015-48, Cl SA
5.778%, 07/25/45 (B)	193	47
FNMA CMO, Ser 2015-56, Cl AS, IO
5.728%, 08/25/45 (B)	97	25
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.622%, 07/25/24 (B)	160	159
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A1
7.000%, 12/25/41	377	442
FNMA Grantor Trust CMO, Ser 2002-T1, Cl A1
6.500%, 11/25/31	257	292
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/42	285	325
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/44	243	277
FNMA Multifamily Megas, Ser 141, Cl 1
2.966%, 05/01/27 (B)	731	724
FNMA TBA
5.000%, 01/01/38	1,500	1,651
4.500%, 02/01/34 to 01/01/38	695	750
4.000%, 11/15/34 to 02/01/39	18,520	19,596
3.500%, 01/01/41 to 02/25/41	4,990	5,170
3.000%, 01/16/26 to 01/15/43	7,075	7,208
2.500%, 01/01/26	2,945	2,968
FNMA Whole Loan CMO, Ser 2002-W6, Cl 2SI, IO
7.678%, 06/25/42 (B)	321	59
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
6.411%, 12/25/42 (B)	189	218
FNMA Whole Loan CMO, Ser 2003-W12, Cl 1A8
4.550%, 06/25/43	150	162
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/42	160	184
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/33	306	355
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	295	341
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.642%, 03/25/45 (B)	319	320
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/45	175	202

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.642%, 02/25/36 (B)	$134	$134
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.682%, 11/25/46 (B)	178	179
FNMA, Ser 2014-M5, Cl FA
0.582%, 01/25/17 (B)	26	26
FNMA, Ser 2014-M8, Cl X2, IO
0.541%, 06/25/24 (B)	8,850	248
FNMA, Ser 2015-37, Cl ST, IO
5.198%, 06/25/45 (B)	468	84
FNMA, Ser 2015-48, Cl SB, IO
5.778%, 07/25/45 (B)	190	44
FNMA, Ser 2015-M10, Cl A2
3.092%, 04/25/27 (B)	544	552
FREMF Mortgage Trust, Ser 2014-K36, Cl C
4.503%, 12/25/46 (B)	120	122
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.079%, 10/25/47 (B)	10	10
FREMF Mortgage Trust, Ser 2014-K714, Cl C
3.987%, 01/25/47 (B)	60	60
FREMF Mortgage Trust, Ser 2015-K44, Cl C
3.685%, 01/25/48 (B)	180	148
GNMA
7.500%, 10/15/37	82	104
7.000%, 09/15/31	52	62
6.500%, 12/15/35	493	572
6.000%, 09/20/38	125	139
4.500%, 07/01/45 to 09/20/45	1,163	1,271
4.000%, 09/20/45 to 12/20/45	2,699	2,877
3.500%, 07/20/45 to 09/20/45	2,112	2,205
3.000%, 04/15/45 to 08/20/45	4,074	4,136
2.500%, 05/20/45 (B)	1,201	1,221
1.750%, 02/20/34 (B)	369	379
GNMA ARM
2.500%, 08/20/45 to 10/20/45 (B)	748	758
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/31	415	477
GNMA CMO, Ser 2003-97, Cl SA, IO
6.206%, 11/16/33 (B)	284	56
GNMA CMO, Ser 2004-11, Cl SX
16.454%, 02/20/34 (B)	37	54
GNMA CMO, Ser 2004-28, Cl SV
8.793%, 04/20/34 (B)	67	71
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/34 (B)	61	72
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/33	3	3
GNMA CMO, Ser 2004-87, Cl SB
7.446%, 03/17/33 (B)	68	73
GNMA CMO, Ser 2005-28, Cl YO, PO
0.000%, 02/17/33	132	125

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/35	$400	$454
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/36	25	23
GNMA CMO, Ser 2007-27, Cl SD, IO
5.993%, 05/20/37 (B)	155	28
GNMA CMO, Ser 2007-72, Cl US, IO
6.148%, 11/20/37 (B)	86	16
GNMA CMO, Ser 2007-78, Cl SA, IO
6.333%, 12/16/37 (B)	1,099	186
GNMA CMO, Ser 2007-9, Cl CI, IO
5.798%, 03/20/37 (B)	219	36
GNMA CMO, Ser 2008-1, Cl PO, PO
0.000%, 01/20/38	45	40
GNMA CMO, Ser 2008-10, Cl S, IO
5.623%, 02/20/38 (B)	193	29
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/33	30	28
GNMA CMO, Ser 2008-33, Cl XS, IO
7.503%, 04/16/38 (B)	96	24
GNMA CMO, Ser 2008-55, Cl SA, IO
5.993%, 06/20/38 (B)	192	30
GNMA CMO, Ser 2009-106, Cl AS, IO
6.203%, 11/16/39 (B)	257	43
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/39	117	27
GNMA CMO, Ser 2009-24, Cl DS, IO
6.093%, 03/20/39 (B)	162	10
GNMA CMO, Ser 2009-25, Cl SE, IO
7.393%, 09/20/38 (B)	138	28
GNMA CMO, Ser 2009-43, Cl SA, IO
5.743%, 06/20/39 (B)	142	19
GNMA CMO, Ser 2009-6, Cl SH, IO
5.833%, 02/20/39 (B)	122	16
GNMA CMO, Ser 2009-65, Cl TS, IO
6.193%, 12/20/38 (B)	233	25
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/38	58	8
GNMA CMO, Ser 2009-66, Cl XS, IO
6.456%, 07/16/39 (B)	1,446	218
GNMA CMO, Ser 2009-67, Cl SA, IO
5.706%, 08/16/39 (B)	86	14
GNMA CMO, Ser 2009-75, Cl MN
5.500%, 09/20/39	500	581
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/37	183	157
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/35	92	85
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/40	292	267
GNMA CMO, Ser 2010-4, Cl NS, IO
6.193%, 01/16/40 (B)	2,302	452

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-47, Cl PX, IO
6.298%, 06/20/37 (B)	$319	$54
GNMA CMO, Ser 2010-H11, Cl FA
1.232%, 06/20/60 (B)	594	605
GNMA CMO, Ser 2011-142, Cl IO, IO
0.855%, 09/16/46 (B)	4,980	194
GNMA CMO, Ser 2011-H08, Cl FD
0.695%, 02/20/61 (B)	433	431
GNMA CMO, Ser 2012-112, Cl IO, IO
0.510%, 02/16/53 (B)	1,277	48
GNMA CMO, Ser 2012-34, Cl SA, IO
5.843%, 03/20/42 (B)	199	43
GNMA CMO, Ser 2012-H25, Cl FA
0.895%, 12/20/61 (B)	864	864
GNMA CMO, Ser 2013-178, Cl IO, IO
0.921%, 06/16/55 (B)	1,027	58
GNMA CMO, Ser 2013-63, Cl IO, IO
0.759%, 09/16/51 (B)	4,683	277
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/43	814	140
GNMA CMO, Ser 2013-H04, Cl BA
1.650%, 02/20/63	484	479
GNMA CMO, Ser 2013-H21, Cl FB
0.892%, 09/20/63 (B)	904	906
GNMA CMO, Ser 2014-117, Cl SJ, IO
5.198%, 08/20/44 (B)	333	51
GNMA CMO, Ser 2014-5, Cl SP, IO
5.806%, 06/16/43 (B)	973	138
GNMA CMO, Ser 2014-H10, Cl TA
0.792%, 04/20/64 (B)	852	848
GNMA CMO, Ser 2015-H10, Cl FC
0.672%, 04/20/65 (B)	496	493
GNMA CMO, Ser 2015-H18, Cl FA
0.642%, 06/20/65 (B)	387	384
GNMA CMO, Ser 2015-H20, Cl FA
0.662%, 08/20/65 (B)	388	382
GNMA TBA
4.000%, 01/01/40	5,100	5,410
3.500%, 01/15/41 to 02/19/45	11,220	11,665
3.000%, 02/01/43	4,100	4,146
GNMA, Ser 2012-27, Cl IO, IO
1.213%, 04/16/53 (B)	1,928	109
GNMA, Ser 2012-43, Cl SN, IO
6.256%, 04/16/42 (B)	119	28
GNMA, Ser 2012-44, Cl A
2.170%, 04/16/41	174	175
GNMA, Ser 2013-145, Cl IO, IO
1.072%, 09/16/44 (B)	1,548	102
GNMA, Ser 2013-96, Cl IO, IO
0.551%, 10/16/54 (B)	2,186	86
GNMA, Ser 2014-47, Cl IA, IO
1.212%, 02/16/48 (B)	697	45

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2014-50, Cl IO, IO
0.954%, 09/16/55 (B)	$1,409	$89
GNMA, Ser 2014-92, Cl IX, IO
0.822%, 05/16/54 (B)	9,262	481
GNMA, Ser 2015-167, Cl OI, IO
4.000%, 04/16/45	99	23
GNMA, Ser 2015-5, Cl IK, IO
0.811%, 11/16/54 (B)	7,754	472
GNMA, Ser 2015-73, Cl IO, IO
0.895%, 11/16/55 (B)	2,665	191
GNMA, Ser 2015-85, Cl AB
2.800%, 02/16/47 (B)	485	493
NCUA Guaranteed Notes, Ser 2010-C1, Cl APT
2.650%, 10/29/20	179	179
NCUA Guaranteed Notes, Ser 2010-C1, Cl A2
2.900%, 10/29/20	207	207

		304,258

Non-Agency Mortgage-Backed Obligations — 4.9%
A10 Securitization, Ser 2015-1, Cl A1
2.100%, 04/15/34	250	248
A10 Term Asset Financing, Ser 2013-2, Cl A
2.620%, 11/15/27	182	182
Ajax Mortgage Loan Trust, Ser 2015-B, Cl A
3.875%, 07/25/60	101	101
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/58 (B)	86	86
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.549%, 02/25/45 (B)	667	665
Angel Oak Mortgage Trust, Ser 2015-1, Cl A
4.500%, 11/25/45	218	218
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.088%, 03/26/37 (B)	260	259
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/34	185	192
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1 6.000%, 01/25/34	79	84
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/18	32	32
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/19	20	20
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/19	35	34

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust, Ser 2007-2, Cl A4
5.619%, 04/10/49 (B)	$1,000	$1,012
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
3.085%, 12/20/34 (B)	25	25
Banc of America Funding Trust, Ser 2010- R11A, Cl 1A6
5.127%, 08/26/35 (B)	45	45
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	47	47
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (B)	192	193
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.771%, 05/25/18 (B)	26	25
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.671%, 08/25/18 (B)	6	6
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/34	23	23
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/19	12	12
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/19	13	13
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/36	600	597
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/30	150	148
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/37 (B)	27	28
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/34	144	153
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/36 (B)	56	56
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.402%, 04/26/37 (B)	104	105
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.188%, 07/26/45 (B)	145	146
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
2.687%, 04/26/35 (B)	11	10
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.943%, 02/26/47 (B)	2	2
BCAP LLC Trust, Ser 2011-RR10, Cl 2A1
0.997%, 09/26/37 (B)	244	235
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/37 (B)	120	121

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.371%, 05/28/36 (B)	$49	$48
BCAP LLC Trust, Ser 2012-RR10, Cl 3A1
0.387%, 05/26/36 (B)	189	182
BCAP LLC Trust, Ser 2012-RR2, Cl 1A1
0.367%, 08/26/36 (B)	66	66
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.065%, 05/25/34 (B)	22	22
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.320%, 08/25/35 (B)	80	81
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
0.921%, 01/25/35 (B)	257	249
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
0.861%, 07/25/34 (B)	160	154
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
2.751%, 10/25/33 (B)	725	719
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.413%, 06/11/41 (B)	84	–
CD Mortgage Trust, Ser 2006-CD2, Cl AM
5.592%, 01/15/46 (B)	119	119
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/44 (B)	359	392
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.646%, 02/25/37 (B)	34	33
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.657%, 02/25/37 (B)	55	56
Chase Mortgage Finance, Ser 2007-A2, Cl 2A1
2.691%, 07/25/37 (B)	68	68
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.695%, 07/25/37 (B)	68	68
Citigroup Commercial Mortgage Trust, Ser 2013-GC17, Cl A4
4.131%, 11/10/46	96	102
Citigroup Commercial Mortgage Trust, Ser 2013-SMP, Cl A
2.110%, 01/12/30	549	549
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/47	140	143
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/25	123	126
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl AAB
3.608%, 04/10/25	281	287

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.740%, 09/25/33 (B)	$66	$66
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/35	61	63
Citigroup Mortgage Loan Trust, Ser 2008- AR4, Cl 1A1A
2.728%, 11/25/38 (B)	100	100
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.624%, 02/25/35 (B)	22	22
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/36	99	100
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/36	175	177
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.076%, 01/15/46 (B)	3,787	—
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.548%, 12/11/49 (B)	9,293	29
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/46	508	541
COMM Mortgage Trust, Ser 2010-C1, Cl A2
3.830%, 01/10/20	61	63
COMM Mortgage Trust, Ser 2012-CR1, Cl A2
2.350%, 05/15/45	419	422
COMM Mortgage Trust, Ser 2012-CR2, Cl XA, IO
1.993%, 08/15/45 (B)	718	62
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/45	94	93
COMM Mortgage Trust, Ser 2012-CR4, Cl AM
3.251%, 10/15/45	590	589
COMM Mortgage Trust, Ser 2012-CR5, Cl A2
1.678%, 12/10/45	980	974
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/44	79	81
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/46	117	119
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/46	70	74
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/46 (B)	30	32
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.084%, 10/10/46 (B)	10	10
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/46	32	34

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR13, Cl XA, IO
1.148%, 12/10/23 (B)	$4,020	$195
COMM Mortgage Trust, Ser 2013-CR6, Cl A1
0.719%, 03/10/46	73	72
COMM Mortgage Trust, Ser 2014-CR18, Cl XA, IO
1.445%, 07/15/47 (B)	2,322	155
COMM Mortgage Trust, Ser 2014-CR18, Cl ASB
3.452%, 07/15/47	165	169
COMM Mortgage Trust, Ser 2014-CR19, Cl A5
3.796%, 08/10/47	400	412
COMM Mortgage Trust, Ser 2014-PAT, Cl A
0.996%, 08/13/27 (B)	100	98
COMM Mortgage Trust, Ser 2014-SAVA, Cl D
3.431%, 06/15/34 (B)	320	315
COMM Mortgage Trust, Ser 2014-TWC, Cl A
1.046%, 02/13/32 (B)	125	124
COMM Mortgage Trust, Ser 2014-UBS3, Cl A4
3.819%, 06/10/47	224	231
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/47	524	532
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/47	103	105
COMM Mortgage Trust, Ser 2015-CR25, Cl A4
3.759%, 08/10/48	188	192
COMM Mortgage Trust, Ser 2015-LC23, Cl A4
3.774%, 10/10/25	344	350
COMM Mortgage Trust, Ser 2015-PC1, Cl ASB
3.608%, 07/10/50	317	324
Commercial Mortgage Pass-Through Certificates, Ser 2014-KYO, Cl A
1.201%, 06/11/27 (B)	423	418
Commercial Mortgage Pass-Through Certificates, Ser 2014-SAVA, Cl A
1.347%, 06/15/34 (B)	267	266
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.582%, 03/10/47 (B)	2,250	171
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS6, Cl ASB
3.387%,12/10/47	224	227
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS6, Cl AM
4.048%, 12/10/47	372	383
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	24	25
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/33	113	116

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/18	$62	$64
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/33	78	83
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.620%, 10/25/33 (B)	623	618
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.850%, 03/15/39 (B)	38	38
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/36 (B)	60	60
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.923%, 07/28/36 (B)	54	54
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl ASB
3.617%, 11/11/48	438	447
CSMC, Ser 2009-2R, Cl 1A14
2.742%, 09/26/34 (B)	503	496
CSMC, Ser 2009-2R, Cl 1A16
2.742%, 09/26/34 (B)	1,000	1,008
CSMC, Ser 2010-16, Cl A3
4.250%, 06/25/50 (B)	42	42
CSMC, Ser 2010-3R, Cl 2A3
4.500%, 12/26/36 (B)	770	770
CSMC, Ser 2012-11R, Cl A6
1.233%, 06/28/47 (B)	275	266
CSMC, Ser 2014-7R, Cl 8A1
2.379%, 07/27/37 (B)	916	917
CSMC, Ser 2014-ICE, Cl A
1.131%, 04/15/27 (B)	168	167
CSMC, Ser 2015-5R, Cl 1A1
1.066%, 09/27/46	959	932
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	167	170
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/44 (B)	500	540
DBRR Trust, Ser 2013-EZ3, Cl A
1.636%, 12/18/49 (B)	127	127
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46	110	110
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/44	643	693
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.813%, 02/25/20 (B)	37	38
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/18	12	12

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GE Business Loan Trust, Ser 2007-1A, Cl A
0.501%, 04/16/35 (B)	$197	$187
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/45 (B)	299	299
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.137%, 10/19/33 (B)	86	85
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.500%, 10/25/33	68	67
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/35	75	79
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/20	24	25
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/49	32	33
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/27	111	112
GS Mortgage Securities II, Ser 2015-GC30, Cl AAB
3.120%, 05/10/50	209	209
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.778%, 11/10/39 (B)	2,258	5
GS Mortgage Securities Trust, Ser 2011-GC3, Cl A2
3.645%, 03/10/44	70	70
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A2
2.318%, 05/10/45	362	364
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/45	44	45
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A1
1.144%, 05/10/45	33	33
GS Mortgage Securities Trust, Ser 2013- GC16, Cl A1
1.264%, 11/10/46	58	58
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/46 (B)	90	97
GS Mortgage Securities Trust, Ser 2013- NYC5, Cl A
2.318%, 01/10/30	122	123
GS Mortgage Securities Trust, Ser 2014- GC18, Cl AAB
3.648%, 01/10/47	153	158

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/47	$220	$227
GS Mortgage Securities Trust, Ser 2014-GC26, Cl AAB
3.365%, 11/10/47	212	215
GS Mortgage Securities Trust, Ser 2014-GC32, Cl AAB
3.513%, 07/10/48	317	323
GS Mortgage Securities Trust, Ser 2015-GC34, Cl AAB
3.278%, 10/10/48	300	301
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.571%, 09/25/35 (B)	130	107
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.699%, 10/25/33 (B)	130	131
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/34	69	71
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.721%, 06/25/35 (B)	11	11
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/37	20	20
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.231%, 07/15/29 (B)	305	303
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.671%, 10/25/34 (B)	636	631
Impac Secured Assets Trust, Ser 2003-2, Cl A1
5.500%, 08/25/33	73	75
Impac Secured Assets Trust, Ser 2004-3, Cl M1
1.121%, 11/25/34 (B)	720	633
Impac Secured Assets Trust, Ser 2006-1, Cl 2A1
0.571%, 05/25/36 (B)	67	61
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.772%, 08/25/36 (B)	46	45
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.471%, 04/25/37 (B)	194	179
Impac Secured Assets Trust, Ser 2007-A, Cl M1
0.822%, 05/25/37 (B)	526	486
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/51	899	1,015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.251%, 11/15/45 (B)	$60	$62
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.887%, 01/15/47 (B)	30	32
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/47	85	87
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.713%, 09/15/47 (B)	120	112
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl ASB
3.407%, 11/15/47	33	34
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl ASB
3.042%, 10/15/48	116	115
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/48	149	144
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/48 (B)	270	280
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl ASB
3.559%, 07/15/48	254	259
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl ASB
3.358%, 06/15/25	140	141
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/41	7	7
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.414%, 06/12/43 (B)	9,185	8
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl A4
5.399%, 05/15/45	300	301
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
0.486%, 05/15/47 (B)	52	52
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/43	280	294
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/32	82	84
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/32	249	266

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A2
3.673%, 02/15/46	$99	$100
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/46	1,349	1,399
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A2
3.149%, 08/15/46	962	970
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl B
5.323%, 08/15/46 (B)	296	326
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Cl A4
3.483%, 06/15/45	135	139
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/47	121	120
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/48	580	593
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 10/15/25	74	76
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.714%, 07/25/34 (B)	29	30
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.810%, 09/25/34 (B)	23	23
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.681%, 11/25/33 (B)	106	106
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.718%, 08/25/34 (B)	213	214
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.741%, 08/25/34 (B)	100	100
JPMorgan Mortgage Trust, Ser 2015-IVR2, Cl A2
2.769%, 01/25/45 (B)	279	280
JPMorgan Resecuritization Trust, Ser 2010-4, Cl 7A1
1.990%, 08/26/35 (B)	7	7
JPMorgan Trust, Ser 2015-5, Cl A9
2.911%, 05/25/45 (B)	483	482
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.569%, 02/15/41 (B)	1,967	—
LB-UBS Commercial Mortgage Trust, Ser 2006-C3, Cl A4
5.661%, 03/15/39 (B)	18	18

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.016%, 06/15/38 (B)	$103	$104
LB-UBS Commercial Mortgage Trust, Ser 2009-C7, Cl A3
5.347%, 11/15/38	130	132
Master Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/33	62	63
Master Resecuritization Trust, Ser 2005, Cl 3PO, PO
0.000%, 05/28/35	24	19
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/33	143	151
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/18	6	6
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/33	33	34
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
2.726%, 07/25/33 (B)	28	25
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.597%, 02/25/34 (B)	167	168
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.806%, 12/12/49 (B)	2,119	10
MLCC Mortgage Investors, Ser 2004-A, Cl A2
1.027%, 04/25/29 (B)	51	48
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/45	390	393
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/46	238	238
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/46	50	49
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/46	21	21
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/46	122	122
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/46	80	80
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl ASB
3.383%, 06/15/25	235	238

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl ASB
3.557%, 12/15/47	$178	$182
Morgan Stanley Capital I Trust, Ser 2006-T23, Cl A4
5.847%, 08/12/41 (B)	500	503
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl X, IO
0.381%, 02/12/44 (B)	6,305	12
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl A4FL
0.452%, 02/12/44 (B)	990	977
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A4
5.821%, 06/11/42 (B)	98	103
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/44	365	367
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A3
4.054%, 07/15/49	100	105
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A2
3.224%, 07/15/49	453	457
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/49	170	181
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl AM
3.402%, 07/13/29 (B)	770	788
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl B
3.446%, 07/13/29 (B)	650	660
Morgan Stanley Capital I Trust, Ser 2015-UBS8, Cl ASB
3.626%, 04/15/25	141	144
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/51	75	74
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl A
2.000%, 07/27/49	207	206
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl B
0.250%, 07/27/49	130	119
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/35 (B)	250	254
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/47	134	137
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/47	163	166

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A1
2.430%, 01/26/36 (B)	$849	$864
OBP Depositor Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/45	210	226
Ores NPL LLC, Ser 2013-LV2, Cl A
3.081%, 09/25/25	30	30
PFP III, Ser 2015-2, Cl A
1.767%, 07/14/34 (B)	173	173
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/34	13	10
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/34	44	46
RAIT Trust, Ser 2014-FL2, Cl B
2.481%, 05/13/31 (B)	250	245
RAIT Trust, Ser 2014-FL3, Cl A
1.581%, 12/15/31 (B)	182	183
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	262	269
RBSCF Trust, Ser 2013-GSP, Cl A
3.834%, 01/13/32 (B)	215	223
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/37 (B)	52	52
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/33	280	284
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/18	36	36
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/34	244	251
Residential Asset Securitization Trust, Ser 2002-A13, Cl A4
5.250%, 12/25/17	6	6
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/33	49	50
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.666%, 12/25/34 (B)	411	413
Resource Capital, Ser 2015-CRE4, Cl A
1.731%, 08/15/32 (B)	100	99
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.807%, 12/20/34 (B)	187	182
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/35 (B)	240	235
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl M1
2.310%, 06/25/58 (B)	103	103

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/58 (B)	$89	$89
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/65 (B)	366	366
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl M1
3.520%, 12/25/65 (B)	125	126
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
2.375%, 06/25/34 (B)	16	16
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/32	52	52
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
2.402%, 07/25/33 (B)	158	158
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-32, Cl 1A1
5.253%, 11/25/33 (B)	28	29
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-33H, Cl 1A1
5.500%, 10/25/33	100	102
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
4.416%, 12/25/33 (B)	47	47
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/33	164	169
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl A3
3.400%, 05/10/45	129	131
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.418%, 05/10/45 (B)	3,000	302
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/30	145	146
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl XA, IO
1.874%, 05/10/63 (B)	736	47
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/63	203	204
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/63	130	133
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/46	121	121

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Vendee Mortgage Trust, Ser 1993-1, Cl ZB
7.250%, 02/15/23	$414	$464
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/30	100	99
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/29	250	259
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.536%, 10/25/33 (B)	118	121
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.414%, 08/25/33 (B)	65	66
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.485%, 08/25/33 (B)	32	33
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.519%, 09/25/33 (B)	104	105
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/18	18	18
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.303%, 06/25/33 (B)	11	13
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/33	229	235
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.461%, 06/25/34 (B)	72	72
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.461%, 06/25/34 (B)	48	48
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	60	61
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/34	191	205
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/34	129	135
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.712%, 10/25/45 (B)	8	7
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
1.202%, 10/25/45 (B)	819	793
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.800%, 03/18/28 (B)	200	201

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/37 (B)	$24	$24
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.615%, 11/25/33 (B)	45	45
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
2.749%, 05/25/34 (B)	16	16
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.701%, 12/25/34 (B)	52	52
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.736%, 12/25/34 (B)	94	97
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.736%, 12/25/34 (B)	94	96
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
2.739%, 06/25/34 (B)	186	187
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.755%, 07/25/34 (B)	116	118
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.736%, 09/25/34 (B)	179	180
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.729%, 10/25/34 (B)	102	103
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.729%, 10/25/34 (B)	51	51
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 1A1
2.743%, 03/25/35 (B)	239	240
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.695%, 06/25/35 (B)	90	90
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 3A1
2.808%, 04/25/36 (B)	922	932
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A4
4.375%, 03/15/44	125	134
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/44	790	821
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl XA, IO
1.910%, 12/15/45 (B)	1,609	132

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.681%, 06/15/45 (B)	$369	$27
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.564%, 05/15/45 (B)	1,116	77
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl XA, IO
1.210%, 01/15/24	3,115	203
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/47 (B)	300	301

		59,329

Total Mortgage-Backed Securities (Cost $358,140) ($ Thousands)		363,587

CORPORATE OBLIGATIONS — 24.0%

Consumer Discretionary — 1.9%
21st Century Fox America
7.300%, 04/30/28	150	180
7.250%, 05/18/18	50	56
6.900%, 08/15/39	10	12
6.750%, 01/09/38	20	23
6.650%, 11/15/37	25	29
6.150%, 03/01/37	20	22
6.150%, 02/15/41	15	17
4.950%, 10/15/45 (C)	135	133
3.700%, 10/15/25 (C)	190	189
Amazon.com
4.950%, 12/05/44	230	245
4.800%, 12/05/34	65	69
3.800%, 12/05/24	82	85
American Honda Finance MTN
3.875%, 09/21/20 (C)	495	524
2.250%, 08/15/19	197	198
Bed Bath & Beyond
5.165%, 08/01/44	195	165
4.915%, 08/01/34	82	73
CBS
4.900%, 08/15/44	45	41
4.000%, 01/15/26	58	57
3.700%, 08/15/24	25	24
CCO Safari II
6.834%, 10/23/55 (C)	50	49
6.484%, 10/23/45 (C)	546	547
6.384%, 10/23/35 (C)	46	46
4.908%, 07/23/25 (C)	390	390
4.464%, 07/23/22 (C)	825	822
Coach
4.250%, 04/01/25	65	62

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Comcast
7.050%, 03/15/33	$90	$116
6.950%, 08/15/37	50	65
6.550%, 07/01/39	70	88
6.400%, 03/01/40	60	75
4.400%, 08/15/35	375	377
4.250%, 01/15/33	60	59
4.200%, 08/15/34	30	30
3.375%, 02/15/25	70	71
Comcast Cable Communications Holdings
9.455%, 11/15/22	180	249
Comcast Cable Holdings
10.125%, 04/15/22	45	60
Cox Communications
4.800%, 02/01/35 (C)	230	190
Cox Enterprises
7.375%, 07/15/27 (C)	50	57
Daimler Finance North America LLC
2.625%, 09/15/16 (C)	150	151
2.375%, 08/01/18 (C)	435	436
1.125%, 03/10/17 (C)	555	551
DIRECTV Holdings
6.000%, 08/15/40	455	466
5.150%, 03/15/42	25	23
4.600%, 02/15/21	100	106
4.450%, 04/01/24	335	344
3.950%, 01/15/25	455	449
3.800%, 03/15/22	175	176
Discovery Communications
4.950%, 05/15/42	25	21
4.375%, 06/15/21	53	54
ERAC USA Finance
6.700%, 06/01/34 (C)	71	84
5.625%, 03/15/42 (C)	325	349
5.250%, 10/01/20 (C)	16	17
4.500%, 02/15/45 (C)	85	79
Ford Motor
4.750%, 01/15/43	240	226
Ford Motor Credit LLC
5.875%, 08/02/21	550	613
3.984%, 06/15/16	500	506
3.219%, 01/09/22	305	299
3.200%, 01/15/21	260	258
2.597%, 11/04/19	480	471
2.375%, 03/12/19	200	197
1.700%, 05/09/16	200	200
1.684%, 09/08/17	200	198
Gap
5.950%, 04/12/21	125	132

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Motors
6.250%, 10/02/43	$160	$169
5.200%, 04/01/45	95	89
5.000%, 04/01/35	175	163
4.000%, 04/01/25	70	67
3.500%, 10/02/18	380	384
General Motors Financial
3.450%, 04/10/22	320	307
3.200%, 07/13/20	118	116
3.100%, 01/15/19	300	300
Grupo Televisa
5.000%, 05/13/45	225	193
Historic TW
9.150%, 02/01/23	200	259
Home Depot
4.250%, 04/01/46	48	49
3.750%, 02/15/24	66	70
2.625%, 06/01/22	282	282
Hyundai Capital America
2.400%, 10/30/18 (C)	38	38
2.125%, 10/02/17 (C)	60	60
Johnson Controls
5.250%, 12/01/41	120	110
4.250%, 03/01/21	65	67
3.750%, 12/01/21	69	69
Kohl’s
5.550%, 07/17/45	140	130
Lowe’s MTN
7.110%, 05/15/37	110	142
5.125%, 11/15/41	11	12
Macy’s Retail Holdings
7.450%, 07/15/17	35	38
5.125%, 01/15/42	14	12
4.500%, 12/15/34	32	27
3.450%, 01/15/21	50	49
McDonald’s MTN
6.300%, 10/15/37	25	29
5.350%, 03/01/18	100	107
4.875%, 12/09/45	255	256
4.700%, 12/09/35	14	14
3.700%, 01/30/26	490	490
2.750%, 12/09/20	305	305
NBCUniversal Enterprise
1.974%, 04/15/19 (C)	200	200
NBCUniversal Media
5.950%, 04/01/41	50	60
4.375%, 04/01/21	120	130
QVC
5.950%, 03/15/43	10	8

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Scripps Networks Interactive
3.950%, 06/15/25	$240	$229
3.900%, 11/15/24	250	239
3.500%, 06/15/22	140	135
2.800%, 06/15/20	200	195
Sky PLC
3.750%, 09/16/24 (C)	310	303
Starbucks
4.300%, 06/15/45	137	142
TCI Communications
7.125%, 02/15/28	200	259
Thomson Reuters
4.700%, 10/15/19	75	80
3.950%, 09/30/21	109	113
Time Warner
7.700%, 05/01/32	530	662
7.625%, 04/15/31	385	476
7.570%, 02/01/24	30	37
5.375%, 10/15/41	12	12
3.600%, 07/15/25	110	107
3.550%, 06/01/24	385	378
Time Warner Cable
8.250%, 04/01/19	200	230
7.300%, 07/01/38	110	119
6.750%, 07/01/18	40	43
6.550%, 05/01/37	165	167
5.875%, 11/15/40	210	199
5.500%, 09/01/41	44	40
5.000%, 02/01/20	320	339
Toyota Motor Credit MTN
2.100%, 01/17/19	174	175
1.250%, 10/05/17	250	249
Viacom
5.250%, 04/01/44	85	70
4.850%, 12/15/34	314	256
4.250%, 09/01/23	30	29
3.875%, 12/15/21	75	74
3.875%, 04/01/24	30	28
3.250%, 03/15/23	22	20
Volkswagen Group of America Finance
2.400%, 05/22/20 (C)	205	192
Volkswagen International Finance
1.125%, 11/18/16 (C)	580	573
WPP Finance
5.125%, 09/07/42	60	57

		22,929

Consumer Staples — 1.5%
Altria Group
9.950%, 11/10/38	50	80
5.375%, 01/31/44	190	204
4.750%, 05/05/21	230	250
2.850%, 08/09/22	550	536

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Anheuser-Busch InBev Finance
4.625%, 02/01/44	$165	$164
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	663	766
2.500%, 07/15/22	420	404
1.375%, 07/15/17	105	105
Bunge Finance
8.500%, 06/15/19	120	139
3.500%, 11/24/20	10	10
Coca-Cola
1.800%, 09/01/16	60	60
Coca-Cola Femsa
2.375%, 11/26/18	400	399
ConAgra Foods
2.100%, 03/15/18	6	6
Costco Wholesale
2.250%, 02/15/22	56	55
CVS Health
5.750%, 05/15/41	50	56
5.125%, 07/20/45	280	295
4.875%, 07/20/35	110	114
3.875%, 07/20/25	445	454
3.500%, 07/20/22	110	112
2.750%, 12/01/22	550	536
CVS Pass-Through Trust
5.926%, 01/10/34 (C)	88	96
Diageo Capital PLC
4.828%, 07/15/20	90	98
Diageo Investment
2.875%, 05/11/22	580	575
Heineken
1.400%, 10/01/17 (C)	40	40
Kimberly-Clark
2.400%, 03/01/22	12	12
Kraft Foods Group
6.875%, 01/26/39	49	58
6.500%, 02/09/40	140	163
6.125%, 08/23/18	225	247
5.375%, 02/10/20	16	18
5.000%, 06/04/42	35	35
3.500%, 06/06/22	820	829
Kraft Heinz Foods
5.200%, 07/15/45 (C)	745	779
5.000%, 07/15/35 (C)	100	102
4.875%, 02/15/25 (C)	70	74
3.950%, 07/15/25 (C)	814	822
3.500%, 07/15/22 (C)	325	327
2.800%, 07/02/20 (C)	510	509

19	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kroger
7.500%, 04/01/31	$90	$115
6.900%, 04/15/38	80	99
5.400%, 07/15/40	14	15
2.950%, 11/01/21	235	232
2.200%, 01/15/17	40	40
Mead Johnson Nutrition
4.125%, 11/15/25	93	94
Mondelez International
4.000%, 02/01/24	290	299
PepsiCo
7.900%, 11/01/18	11	13
4.250%, 10/22/44	225	223
4.000%, 03/05/42	50	48
3.100%, 07/17/22	59	61
3.000%, 08/25/21	31	32
2.500%, 05/10/16	35	35
1.250%, 08/13/17	72	72
Pernod Ricard
4.450%, 01/15/22 (C)	370	384
Philip Morris International
4.500%, 03/20/42	200	198
2.500%, 08/22/22	250	245
Reynolds American
8.125%, 06/23/19	370	435
5.850%, 08/15/45	230	256
5.700%, 08/15/35	255	279
4.450%, 06/12/25	155	162
3.250%, 06/12/20	100	102
3.250%, 11/01/22	280	277
SABMiller Holdings
3.750%, 01/15/22 (C)	245	252
Skandinaviska Enskilda Banken MTN
2.625%, 11/17/20 (C)	625	624
Sysco
3.750%, 10/01/25	31	31
Tyson Foods
5.150%, 08/15/44	270	282
3.950%, 08/15/24	206	211
Walgreens Boots Alliance
4.800%, 11/18/44	245	222
4.500%, 11/18/34	28	25
3.300%, 11/18/21	487	478
Wal-Mart Stores
5.625%, 04/15/41	20	24
4.750%, 10/02/43	200	215
4.300%, 04/22/44	605	617
3.300%, 04/22/24	60	62

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wm Wrigley Jr
3.375%, 10/21/20 (C)	$415	$423
2.900%, 10/21/19 (C)	551	556
2.400%, 10/21/18 (C)	210	211
2.000%, 10/20/17 (C)	115	115

		17,593

Energy — 2.7%
Anadarko Finance, Ser B
7.500%, 05/01/31	60	64
Anadarko Petroleum
6.450%, 09/15/36	110	106
6.375%, 09/15/17	70	73
4.500%, 07/15/44	125	96
Apache
5.100%, 09/01/40	120	102
4.250%, 01/15/44	175	137
3.250%, 04/15/22	109	104
Baker Hughes
7.500%, 11/15/18	170	192
BG Energy Capital PLC
4.000%, 10/15/21 (C)	575	597
Boardwalk Pipelines
5.875%, 11/15/16	350	353
BP Capital Markets PLC
3.994%, 09/26/23	95	97
3.814%, 02/10/24	83	83
3.506%, 03/17/25	90	87
3.245%, 05/06/22	90	89
3.062%, 03/17/22	50	49
1.846%, 05/05/17	172	173
Buckeye Partners
5.850%, 11/15/43	40	31
4.875%, 02/01/21	50	49
4.150%, 07/01/23	74	63
Cameron International
4.000%, 12/15/23	21	21
Canadian Natural Resources
7.200%, 01/15/32	50	50
6.450%, 06/30/33	50	48
Canadian Oil Sands
6.000%, 04/01/42 (C)	193	154
Cenovus Energy
6.750%, 11/15/39	5	5
4.450%, 09/15/42	14	10
3.000%, 08/15/22	8	7
Chevron
3.191%, 06/24/23	22	22
2.411%, 03/03/22	435	424
2.355%, 12/05/22	15	14
1.365%, 03/02/18	510	506
CNOOC Finance
3.500%, 05/05/25	450	428

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CNOOC Nexen Finance
4.250%, 04/30/24	$200	$202
Conoco Funding
7.250%, 10/15/31	130	150
ConocoPhillips
6.000%, 01/15/20	100	111
4.150%, 11/15/34	395	343
3.350%, 05/15/25	97	88
Continental Resources
5.000%, 09/15/22	10	8
4.900%, 06/01/44	125	75
Devon Energy
6.300%, 01/15/19	80	83
5.850%, 12/15/25	150	146
5.600%, 07/15/41	300	227
5.000%, 06/15/45	255	193
4.750%, 05/15/42	17	12
3.250%, 05/15/22	197	167
Devon Financing LLC
7.875%, 09/30/31	40	41
Diamond Offshore Drilling
4.875%, 11/01/43	64	39
Ecopetrol
7.375%, 09/18/43	45	38
5.875%, 05/28/45	360	256
5.375%, 06/26/26	483	412
4.125%, 01/16/25	43	34
Enbridge Energy Partners
5.875%, 10/15/25	200	193
Encana
6.500%, 05/15/19	100	98
6.500%, 02/01/38	315	252
Energy Transfer Partners
8.250%, 11/15/29	675	743
6.125%, 12/15/45	85	69
5.150%, 03/15/45	14	10
4.750%, 01/15/26	460	387
4.150%, 10/01/20	135	125
3.600%, 02/01/23	45	37
2.500%, 06/15/18	275	263
ENI
5.700%, 10/01/40 (C)	300	269
EnLink Midstream Partners
5.050%, 04/01/45	288	179
Ensco
5.750%, 10/01/44	19	12
5.200%, 03/15/25	28	20

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Enterprise Products Operating
5.700%, 02/15/42	$40	$36
5.250%, 01/31/20	78	82
5.100%, 02/15/45	39	33
4.950%, 10/15/54	20	16
4.900%, 05/15/46	44	36
3.900%, 02/15/24	58	54
3.750%, 02/15/25	44	40
3.700%, 02/15/26	280	251
Exxon Mobil
2.397%, 03/06/22	100	98
Florida Gas Transmission
7.900%, 05/15/19 (C)	350	394
Gulf South Pipeline
4.000%, 06/15/22	100	89
Gulfstream Natural Gas System
5.950%, 10/15/45 (C)	185	173
Halliburton
6.150%, 09/15/19	80	90
5.000%, 11/15/45	130	129
3.800%, 11/15/25	375	365
3.500%, 08/01/23	50	49
2.700%, 11/15/20	60	59
Hess
8.125%, 02/15/19	150	170
Kerr-McGee
7.875%, 09/15/31	100	108
6.950%, 07/01/24	868	932
Kinder Morgan
5.300%, 12/01/34	195	154
4.300%, 06/01/25	1,030	890
Magellan Midstream Partners
5.150%, 10/15/43	35	30
3.200%, 03/15/25	23	20
Marathon Oil
6.600%, 10/01/37	150	129
5.200%, 06/01/45	260	185
Marathon Petroleum
5.850%, 12/15/45	120	111
5.000%, 09/15/54	30	24
3.625%, 09/15/24	48	45
Nabors Industries
5.000%, 09/15/20	60	53
4.625%, 09/15/21	60	49
Noble Energy
5.875%, 06/01/22	43	41
5.625%, 05/01/21	57	56
5.250%, 11/15/43	60	48
5.050%, 11/15/44	29	23
4.150%, 12/15/21	270	262
3.900%, 11/15/24	150	134

21	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Noble Holding International
5.250%, 03/15/42	$40	$22
4.000%, 03/16/18	12	11
3.950%, 03/15/22	12	8
Occidental Petroleum
4.625%, 06/15/45	130	126
3.500%, 06/15/25	45	44
2.700%, 02/15/23	129	122
1.750%, 02/15/17	35	35
ONEOK Partners
6.650%, 10/01/36	70	58
4.900%, 03/15/25	170	143
3.800%, 03/15/20	25	24
3.375%, 10/01/22	25	20
2.000%, 10/01/17	240	229
Petrobras Global Finance
6.850%, 06/05/15	210	136
6.750%, 01/27/41	50	32
6.250%, 03/17/24	410	294
4.375%, 05/20/23	39	26
Petrobras International Finance
5.375%, 01/27/21	1,120	834
Petro-Canada
6.800%, 05/15/38	475	520
6.050%, 05/15/18	115	123
Petrofac
3.400%, 10/10/18 (C)	250	237
Petroleos Mexicanos
6.625%, 06/15/35	350	313
6.375%, 01/23/45	623	527
5.625%, 01/23/46 (C)	282	216
5.500%, 06/27/44 (C)	30	22
4.875%, 01/18/24	32	30
4.500%, 01/23/26 (C)	230	202
2.460%, 12/15/25	665	664
2.378%, 04/15/25	337	337
Phillips 66
5.875%, 05/01/42	35	35
4.300%, 04/01/22	26	27
2.950%, 05/01/17	33	33
Pioneer Natural Resources
3.450%, 01/15/21	255	235
Plains All American Pipeline
4.900%, 02/15/45	122	88
4.650%, 10/15/25	65	57
3.600%, 11/01/24	90	72
2.600%, 12/15/19	29	25
Pride International
6.875%, 08/15/20	30	28
Rowan
5.850%, 01/15/44	105	63
5.400%, 12/01/42	169	101

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Schlumberger Holdings
4.000%, 12/21/25 (C)	$120	$119
3.625%, 12/21/22 (C)	60	59
3.000%, 12/21/20 (C)	1,000	987
Schlumberger Investment
3.650%, 12/01/23	61	62
3.300%, 09/14/21 (C)	47	47
Shell International Finance
4.375%, 03/25/20	140	151
4.375%, 05/11/45	515	486
4.125%, 05/11/35	1,681	1,605
3.400%, 08/12/23	465	462
2.125%, 05/11/20	56	55
Sinopec Group Overseas Development
4.375%, 04/10/24 (C)	380	393
Spectra Energy Capital
8.000%, 10/01/19	200	228
5.650%, 03/01/20	100	105
Spectra Energy Partners
5.950%, 09/25/43	30	29
4.500%, 03/15/45	400	307
Statoil
5.250%, 04/15/19	140	153
4.250%, 11/23/41	27	25
3.700%, 03/01/24	210	213
3.150%, 01/23/22	33	33
3.125%, 08/17/17	50	51
2.750%, 11/10/21	19	19
Suncor Energy
6.850%, 06/01/39	50	55
3.600%, 12/01/24	42	40
Sunoco Logistics Partners Operations
5.950%, 12/01/25	210	200
5.350%, 05/15/45	53	40
5.300%, 04/01/44	15	11
4.400%, 04/01/21	66	64
4.250%, 04/01/24	21	18
Talisman Energy
7.750%, 06/01/19	100	108
3.750%, 02/01/21	220	199
TC PipeLines
4.650%, 06/15/21	85	82
Tennessee Gas Pipeline
8.000%, 02/01/16	1,000	1,004
Tosco
7.800%, 01/01/27	65	79
Total Capital Canada
2.750%, 07/15/23	50	48

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Total Capital International
3.700%, 01/15/24	$42	$43
2.875%, 02/17/22	505	502
2.700%, 01/25/23	37	35
1.550%, 06/28/17	28	28
TransCanada Pipelines
7.125%, 01/15/19	50	56
6.500%, 08/15/18	175	191
4.625%, 03/01/34	470	444
Transocean
8.100%, 12/15/41	9	5
7.125%, 12/15/21	63	41
6.500%, 11/15/20	68	47
5.800%, 12/15/16	70	68
3.000%, 10/15/17	260	230
Union Pacific Resources Group
7.150%, 05/15/28	52	53
Valero Energy
4.900%, 03/15/45	185	154
Weatherford International
5.950%, 04/15/42	217	152
4.500%, 04/15/22	165	119
Western Gas Partners
5.450%, 04/01/44	65	52
5.375%, 06/01/21	120	121
4.000%, 07/01/22	35	31
3.950%, 06/01/25	380	319
Williams Partners
7.875%, 09/01/21	496	446
4.000%, 09/15/25	245	184

		31,951

Financials — 8.9%
ACE INA Holdings
4.350%, 11/03/45	235	239
3.350%, 05/03/26	520	518
3.150%, 03/15/25	74	73
2.875%, 11/03/22	39	39
2.300%, 11/03/20	50	50
African Development Bank
8.800%, 09/01/19	100	122
AIA Group MTN
3.200%, 03/11/25 (C)	270	261
AIG Global Funding MTN
1.650%, 12/15/17 (C)	42	42
AIG SunAmerica Global Finance
6.900%, 03/15/32 (C)	30	38
American Express
7.000%, 03/19/18	170	189

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Express Credit MTN
2.800%, 09/19/16	$44	$45
2.600%, 09/14/20	345	346
2.375%, 05/26/20	64	63
2.250%, 08/15/19	625	625
1.800%, 07/31/18	65	65
American International Group
4.500%, 07/16/44	45	42
4.375%, 01/15/55	105	90
4.125%, 02/15/24	107	110
3.875%, 01/15/35	30	27
3.750%, 07/10/25	288	285
American Tower
3.500%, 01/31/23‡	408	399
3.450%, 09/15/21‡	335	337
2.800%, 06/01/20‡	165	163
American Tower Trust
3.070%, 03/15/23‡ (C)	120	118
1.551%, 03/15/18‡ (C)	25	24
Ameriprise Financial
4.000%, 10/15/23	130	135
Andina de Fomento
3.750%, 01/15/16	90	90
ANZ New Zealand International
1.750%, 03/29/18 (C)	200	199
Aon
6.250%, 09/30/40	19	23
3.500%, 06/14/24	65	63

23	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America
6.875%, 04/25/18	$100	$110
6.500%, 08/01/16	1,325	1,364
6.400%, 08/28/17	150	161
6.100%, 06/15/17	2,600	2,747
6.000%, 09/01/17	375	399
5.750%, 12/01/17	70	75
5.700%, 01/24/22	5	6
5.650%, 05/01/18	1,100	1,183
5.625%, 07/01/20	105	117
5.420%, 03/15/17	200	208
5.000%, 05/13/21	410	448
5.000%, 01/21/44	700	731
4.875%, 04/01/44	260	269
4.250%, 10/22/26	47	46
4.200%, 08/26/24	700	694
4.125%, 01/22/24	290	299
4.100%, 07/24/23	340	352
4.000%, 04/01/24	290	297
4.000%, 01/22/25	433	424
3.950%, 04/21/25	123	120
3.875%, 08/01/25	1,267	1,286
3.300%, 01/11/23	440	433
2.625%, 10/19/20	530	523
2.600%, 01/15/19	160	160
2.250%, 04/21/20	100	98
Bank of Montreal MTN
2.375%, 01/25/19	55	55
1.400%, 09/11/17	53	53
Bank of New York Mellon
4.600%, 01/15/20	40	43
3.550%, 09/23/21	34	36
3.400%, 05/15/24	1,075	1,099
3.250%, 09/11/24	100	101
2.200%, 03/04/19	425	426
2.100%, 01/15/19	64	64
Bank of Nova Scotia
1.850%, 04/14/20	160	157
Bank of Tokyo-Mitsubishi
4.100%, 09/09/23 (C)	200	210
Barclays
5.250%, 08/17/45	230	232
5.000%, 09/22/16	100	102
2.875%, 06/08/20	200	200
BB&T
5.250%, 11/01/19	200	219
3.950%, 04/29/16	160	161
Bear Stearns
7.250%, 02/01/18	1,500	1,655

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway
5.400%, 05/15/18	$110	$119
4.400%, 05/15/42	316	313
3.750%, 08/15/21	500	533
3.400%, 01/31/22	65	69
BlackRock
6.250%, 09/15/17	145	157
Blackstone Holdings Finance
5.875%, 03/15/21 (C)	295	337
BNP Paribas MTN
4.375%, 09/28/25 (C)	460	451
2.700%, 08/20/18	380	385
2.375%, 09/14/17	110	111
Boston Properties
5.625%, 11/15/20‡	450	501
BPCE
5.150%, 07/21/24 (C)	200	202
Capital One Bank USA
1.200%, 02/13/17	750	746
Capital One Financial
4.750%, 07/15/21	50	54
4.200%, 10/29/25	343	339
3.500%, 06/15/23	159	158
Charles Schwab
3.225%, 09/01/22	20	20
Citigroup
8.125%, 07/15/39	160	229
5.875%, 01/30/42	250	287
5.500%, 09/13/25	269	292
5.300%, 01/07/16	220	220
5.300%, 05/06/44	40	42
4.650%, 07/30/45	735	746
4.500%, 01/14/22	380	407
4.450%, 09/29/27	900	894
4.400%, 06/10/25	270	273
4.300%, 11/20/26	60	60
3.500%, 05/15/23	130	128
3.300%, 04/27/25	120	118
2.500%, 09/26/18	990	998
2.150%, 07/30/18	71	71
1.700%, 07/25/16	365	366
1.700%, 04/27/18	160	158
1.550%, 08/14/17	530	528
0.943%, 08/25/36 (B)	1,500	1,139
Citizens Financial Group
4.300%, 12/03/25	21	21
CME Group
3.000%, 03/15/25	51	50
CNA Financial
3.950%, 05/15/24	72	72
Comerica
3.800%, 07/22/26	82	81

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Commonwealth Bank of Australia
4.500%, 12/09/25 (C)	$270	$268
2.250%, 03/16/17 (C)	250	253
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.800%, 09/30/10 (C)	100	110
5.250%, 08/04/45	250	262
4.625%, 12/01/23	530	552
3.875%, 02/08/22	30	32
3.375%, 01/19/17	370	378
Credit Agricole
8.375%, 12/31/49 (B) (C)	170	190
Credit Suisse Group Funding Guernsey
4.875%, 05/15/45 (C)	280	276
3.800%, 09/15/22 (C)	595	594
3.125%, 12/10/20 (C)	980	976
Crown Castle Towers
3.222%, 05/15/22 (C)	42	41
DDR
4.625%, 07/15/22‡	425	439
3.375%, 05/15/23‡	355	335
Deutsche Bank
2.950%, 08/20/20	100	100
1.875%, 02/13/18	46	46
1.350%, 05/30/17	460	457
Discover Bank
3.100%, 06/04/20	500	501
Discover Financial Services
6.450%, 06/12/17	250	264
Duke Realty
4.375%, 06/15/22‡	50	51
Equity Commonwealth
6.650%, 01/15/18‡	60	63
ERP Operating
5.750%, 06/15/17‡	125	132
4.625%, 12/15/21‡	64	70
Farmers Exchange Capital
7.200%, 07/15/48 (C)	1,021	1,268
Fifth Third Bank
2.875%, 10/01/21	200	199
2.300%, 03/01/19	30	30
General Electric
4.500%, 03/11/44	635	653

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Electric Capital MTN
6.875%, 01/10/39	$155	$211
6.150%, 08/07/37	254	319
6.000%, 08/07/19	185	210
5.875%, 01/14/38	109	133
5.625%, 09/15/17	100	107
5.500%, 01/08/20	180	202
5.400%, 02/15/17	200	209
5.300%, 02/11/21	195	220
4.650%, 10/17/21	140	155
4.625%, 01/07/21	205	225
4.375%, 09/16/20	10	11
3.100%, 01/09/23	100	101
2.300%, 04/27/17	45	46
2.200%, 01/09/20	43	43
2.100%, 12/11/19	30	30
0.842%, 08/15/36 (B)	850	723
0.714%, 05/05/26 (B)	155	144
Goldman Sachs Group MTN
7.500%, 02/15/19	710	812
6.750%, 10/01/37	342	400
6.250%, 09/01/17	350	375
6.250%, 02/01/41	300	358
6.150%, 04/01/18	780	847
6.000%, 06/15/20	880	995
5.750%, 01/24/22	300	341
5.375%, 03/15/20	950	1,044
5.350%, 01/15/16	450	450
5.150%, 05/22/45	140	136
4.750%, 10/21/45	540	536
4.250%, 10/21/25	460	457
4.000%, 03/03/24	200	205
3.850%, 07/08/24	121	123
3.750%, 05/22/25	50	50
3.500%, 01/23/25	64	63
2.900%, 07/19/18	220	224
2.750%, 09/15/20	35	35
2.375%, 01/22/18	520	525
HBOS PLC MTN
6.750%, 05/21/18 (C)	200	218
HCP MTN
6.300%, 09/15/16‡	725	749
4.250%, 11/15/23‡	580	581
3.400%, 02/01/25‡	57	53
2.625%, 02/01/20‡	28	28
HSBC Bank PLC
4.125%, 08/12/20 (C)	100	106
HSBC Finance
6.676%, 01/15/21	850	976
5.500%, 01/19/16	140	140

25	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HSBC Holdings PLC
5.250%, 03/14/44	$520	$540
4.875%, 01/14/22	100	110
4.250%, 08/18/25	250	248
4.000%, 03/30/22	206	216
HSBC USA
2.750%, 08/07/20	690	690
2.350%, 03/05/20	100	99
ING Bank
5.800%, 09/25/23 (C)	430	467
3.750%, 03/07/17 (C)	200	205
Intercontinental Exchange
4.000%, 10/15/23	65	67
2.500%, 10/15/18	85	86
International Lease Finance
7.125%, 09/01/18 (C)	500	548
6.750%, 09/01/16 (C)	640	658
Intesa Sanpaolo MTN
5.017%, 06/26/24 (C)	510	502
3.125%, 01/15/16	250	250
Invesco Finance
4.000%, 01/30/24	43	44
Jackson National Life Global Funding
4.700%, 06/01/18 (C)	100	106
Jefferies Group
6.450%, 06/08/27	160	169
6.250%, 01/15/36	120	111
JPMorgan Chase
5.400%, 01/06/42	25	28
4.950%, 06/01/45	404	404
4.500%, 01/24/22	660	712
4.250%, 10/01/27	278	277
4.125%, 12/15/26	520	519
3.900%, 07/15/25	585	603
3.875%, 09/10/24	20	20
3.625%, 05/13/24	230	233
3.375%, 05/01/23	140	138
3.250%, 09/23/22	240	241
3.200%, 01/25/23	100	100
3.150%, 07/05/16	180	182
2.550%, 10/29/20	705	699
2.250%, 01/23/20	645	634
JPMorgan Chase Bank
6.000%, 10/01/17	1,927	2,060
JPMorgan Chase Capital XIII
1.553%, 09/30/34 (B)	500	420
KeyCorp MTN
2.900%, 09/15/20	39	39
KKR Group Finance II
5.500%, 02/01/43 (C)	20	21

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lazard Group LLC
4.250%, 11/14/20	$275	$285
3.750%, 02/13/25	530	489
Liberty Mutual Group
4.850%, 08/01/44 (C)	275	255
Liberty Mutual Insurance
8.500%, 05/15/25 (C)	100	124
Lincoln National
4.850%, 06/24/21	10	11
4.200%, 03/15/22	50	52
Lloyds Bank
1.750%, 03/16/18	200	199
Lloyds Banking Group
5.300%, 12/01/45 (C)	245	250
Lloyds TSB Bank MTN
5.800%, 01/13/20 (C)	310	348
Macquarie Bank
5.000%, 02/22/17 (C)	170	176
4.000%, 07/29/25 (C)	100	101
Macquarie Group
6.250%, 01/14/21 (C)	166	185
6.000%, 01/14/20 (C)	50	55
Marsh & McLennan
3.750%, 03/14/26	295	295
3.500%, 03/10/25	52	51
2.350%, 03/06/20	59	59
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (C)	295	428
5.375%, 12/01/41 (C)	49	53
MetLife
6.750%, 06/01/16	390	399
6.400%, 12/15/36	945	1,033
5.700%, 06/15/35	15	17
Metropolitan Life Global Funding
1.500%, 01/10/18 (C)	313	311
Metropolitan Life Global Funding I MTN
2.500%, 12/03/20 (C)	525	522
1.950%, 12/03/18 (C)	305	304
Mid-America Apartments
4.300%, 10/15/23‡	140	143
4.000%, 11/15/25‡	160	159
3.750%, 06/15/24‡	305	299
Mizuho Bank
1.800%, 03/26/18 (C)	200	199

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
7.300%, 05/13/19	$320	$368
6.625%, 04/01/18	2,050	2,248
5.950%, 12/28/17	200	215
5.750%, 01/25/21	100	112
5.625%, 09/23/19	350	386
5.550%, 04/27/17	100	105
5.450%, 01/09/17	470	488
4.000%, 07/23/25	1,444	1,487
3.950%, 04/23/27	355	345
3.700%, 10/23/24	94	94
2.800%, 06/16/20	620	622
Murray Street Investment Trust I
4.647%, 03/09/17	612	631
National Australia Bank
3.000%, 07/27/16 (C)	180	182
National City
6.875%, 05/15/19	50	56
National City Bank
0.822%, 06/07/17 (B)	600	596
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	60	73
Nationwide Mutual Insurance
9.375%, 08/15/39 (C)	165	240
2.802%, 12/15/24 (B) (C)	760	735
New York Life Global Funding
2.150%, 06/18/19 (C)	73	73
New York Life Insurance
6.750%, 11/15/39 (C)	255	327
2.100%, 01/02/19 (C)	330	331
Nomura Holdings
6.700%, 03/04/20	54	62
4.125%, 01/19/16	60	60
Nordea Bank
4.875%, 05/13/21 (C)	250	270
1.625%, 05/15/18 (C)	220	218
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (C)	430	517
PACCAR Financial MTN
1.600%, 03/15/17	53	53
Pacific Life Global Funding MTN
5.000%, 05/15/17 (C)	50	52
Pacific Life Insurance
9.250%, 06/15/39 (C)	80	116
Pipeline Funding
7.500%, 01/15/30 (C)	447	544
PNC Bank
2.400%, 10/18/19	400	402
2.250%, 07/02/19	325	326

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PNC Funding
5.125%, 02/08/20	$90	$99
3.300%, 03/08/22	76	78
2.700%, 09/19/16	20	20
Post Apartment Homes
4.750%, 10/15/17	700	728
Pricoa Global Funding MTN
1.600%, 05/29/18 (C)	150	148
Prologis
3.750%, 11/01/25	9	9
Prudential Financial MTN
5.625%, 05/12/41	10	11
Prudential Insurance of America
8.300%, 07/01/25 (C)	150	191
Realty Income
3.250%, 10/15/22‡	70	68
Reckson Operating Partnership
6.000%, 03/31/16‡	500	505
Regency Centers
5.875%, 06/15/17‡	375	395
Royal Bank of Canada
2.300%, 07/20/16	60	60
2.100%, 10/14/20	795	781
2.000%, 10/01/18	183	184
1.875%, 02/05/20	180	177
1.200%, 01/23/17	60	60
1.200%, 09/19/17	140	139
Royal Bank of Scotland
4.650%, 06/04/18	350	361
4.375%, 03/16/16	600	604
1.875%, 03/31/17	250	249
Santander Holdings USA
3.450%, 08/27/18	230	234
Santander Issuances
5.179%, 11/19/25	500	492
Santander UK Group Holdings
4.750%, 09/15/25 (C)	215	212
2.875%, 10/16/20	620	616
Simon Property Group
10.350%, 04/01/19‡	130	160
4.375%, 03/01/21‡	38	41
4.125%, 12/01/21‡	27	29
2.150%, 09/15/17‡	125	126
Stadshypotek
1.750%, 04/09/20 (C)	970	948
Standard Chartered
5.700%, 03/26/44 (C)	560	560
State Street
4.956%, 03/15/18	270	283
3.700%, 11/20/23	138	144
3.300%, 12/16/24	70	71
3.100%, 05/15/23	72	71

27	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Synchrony Financial
4.500%, 07/23/25	$340	$339
Tanger Properties
3.875%, 12/01/23‡	175	174
3.750%, 12/01/24‡	155	152
TD Ameritrade Holding
2.950%, 04/01/22	45	45
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (C)	150	185
4.900%, 09/15/44 (C)	290	293
Toronto-Dominion Bank MTN
2.500%, 12/14/20	80	80
1.750%, 07/23/18	72	72
1.625%, 03/13/18	24	24
Travelers Property Casualty
7.750%, 04/15/26	100	131
UBS MTN
1.800%, 03/26/18	445	444
1.375%, 06/01/17	350	349
UBS Group Funding Jersey
4.125%, 09/24/25 (C)	573	572
US Bancorp MTN
3.000%, 03/15/22	33	33
2.950%, 07/15/22	25	25
2.200%, 04/25/19	100	101
US Bank
2.125%, 10/28/19	260	260
Ventas Realty
4.125%, 01/15/26‡	29	29
Wachovia Capital Trust III
5.570%, 12/31/49 (B)	500	482
WEA Finance
3.750%, 09/17/24 (C)	210	209
3.250%, 10/05/20 (C)	505	507
Wells Fargo MTN
6.000%, 11/15/17	590	636
5.375%, 11/02/43	125	134
4.900%, 11/17/45	179	181
4.650%, 11/04/44	121	118
4.300%, 07/22/27	533	544
4.125%, 08/15/23	900	935
3.500%, 03/08/22	430	443
3.450%, 02/13/23	230	231
3.300%, 09/09/24	200	199
3.000%, 01/22/21	575	581
2.150%, 01/15/19	46	46
2.150%, 01/30/20	70	69
2.125%, 04/22/19	70	70
0.842%, 03/15/16 (B)	400	400

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Welltower
6.125%, 04/15/20‡	$525	$588
4.500%, 01/15/24‡	102	104
Westpac Banking
4.875%, 11/19/19	170	185
2.600%, 11/23/20	600	602
2.450%, 11/28/16 (C)	200	203
2.250%, 11/09/20 (C)	700	690

		108,215

Health Care — 2.2%
AbbVie
4.500%, 05/14/35	476	466
4.400%, 11/06/42	450	420
3.600%, 05/14/25	541	534
3.200%, 11/06/22	44	43
2.900%, 11/06/22	10	10
2.500%, 05/14/20	490	485
1.750%, 11/06/17	120	120
Actavis
3.250%, 10/01/22	13	13
Actavis Funding SCS
4.750%, 03/15/45	430	419
4.550%, 03/15/35	160	156
3.800%, 03/15/25	1,180	1,174
3.450%, 03/15/22	1,181	1,182
3.000%, 03/12/20	332	332
2.350%, 03/12/18	235	235
Aetna
2.200%, 03/15/19	180	179
Amgen
5.750%, 03/15/40	62	67
5.650%, 06/15/42	227	246
5.375%, 05/15/43	40	42
5.150%, 11/15/41	1,105	1,122
3.875%, 11/15/21	150	156
3.625%, 05/22/24	60	60
2.125%, 05/01/20	22	22
Anthem
5.100%, 01/15/44	120	120
4.625%, 05/15/42	41	39
3.500%, 08/15/24	90	88
3.125%, 05/15/22	468	459
2.300%, 07/15/18	65	65
Baxalta
5.250%, 06/23/45 (C)	427	428
4.000%, 06/23/25 (C)	145	144
3.600%, 06/23/22 (C)	627	627
Bayer US Finance
3.375%, 10/08/24 (C)	200	201
1.500%, 10/06/17 (C)	750	750

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Becton Dickinson
4.685%, 12/15/44	$210	$212
3.734%, 12/15/24	166	167
2.675%, 12/15/19	297	299
Biogen
5.200%, 09/15/45	483	483
4.050%, 09/15/25	327	329
3.625%, 09/15/22	384	388
2.900%, 09/15/20	190	190
Cardinal Health
3.750%, 09/15/25	30	31
Celgene
5.250%, 08/15/43	60	61
5.000%, 08/15/45	1,092	1,096
3.875%, 08/15/25	490	488
3.625%, 05/15/24	69	68
3.550%, 08/15/22	240	243
2.875%, 08/15/20	185	184
1.900%, 08/15/17	63	63
EMD Finance
2.400%, 03/19/20 (C)	670	652
Express Scripts Holding
2.650%, 02/15/17	405	409
Forest Laboratories
5.000%, 12/15/21 (C)	35	38
Gilead Sciences
5.650%, 12/01/41	35	40
4.750%, 03/01/46	130	132
4.600%, 09/01/35	24	25
4.500%, 02/01/45	30	29
3.700%, 04/01/24	665	681
3.650%, 03/01/26	450	454
3.500%, 02/01/25	23	23
3.250%, 09/01/22	296	298
GlaxoSmithKline Capital PLC
2.850%, 05/08/22	170	171
1.500%, 05/08/17	160	161
Humana
7.200%, 06/15/18	159	178
4.625%, 12/01/42	40	38
3.850%, 10/01/24	495	498
3.150%, 12/01/22	390	379
Johnson & Johnson
4.500%, 12/05/43	250	272
Laboratory Corp of America Holdings
3.200%, 02/01/22	55	54

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Medtronic
4.625%, 03/15/45	$160	$165
4.375%, 03/15/35	81	82
3.625%, 03/15/24	545	558
3.500%, 03/15/25	560	564
3.150%, 03/15/22	65	66
2.500%, 03/15/20	540	544
Merck
3.700%, 02/10/45	410	379
2.750%, 02/10/25	130	127
2.400%, 09/15/22	29	28
2.350%, 02/10/22	466	457
Mylan
2.550%, 03/28/19	390	385
Novartis Capital
4.000%, 11/20/45	200	196
3.400%, 05/06/24	66	68
Perrigo Finance
3.900%, 12/15/24	290	280
Perrigo Finance Unlimited
3.500%, 12/15/21	200	194
Pfizer
6.200%, 03/15/19	120	135
Teva Pharmaceutical Finance
3.650%, 11/10/21	86	87
Texas Health Resources
4.330%, 11/15/55	75	71
Thermo Fisher Scientific
5.300%, 02/01/44	70	75
4.150%, 02/01/24	98	101
3.300%, 02/15/22	465	464
1.300%, 02/01/17	55	55
UnitedHealth Group
4.750%, 07/15/45	110	116
4.625%, 07/15/35	363	377
3.875%, 10/15/20	180	190
3.750%, 07/15/25	80	82
3.375%, 11/15/21	75	78
3.350%, 07/15/22	28	29
2.875%, 12/15/21	365	370
2.875%, 03/15/23	50	49
Wyeth LLC
5.950%, 04/01/37	170	202
Zimmer Biomet Holdings
4.450%, 08/15/45	210	193
Zoetis
4.700%, 02/01/43	11	9
3.450%, 11/13/20	15	15
3.250%, 02/01/23	140	134

		26,163

29	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)

Industrials — 1.8%
ABB Finance USA
4.375%, 05/08/42	$42	$42
2.875%, 05/08/22	23	22
1.625%, 05/08/17	20	20
ABB Treasury Center USA
2.500%, 06/15/16 (C)	325	327
ADT
4.875%, 07/15/42	22	16
3.500%, 07/15/22	21	19
Air Canada Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/25 (C)	25	25
American Airlines Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/21	13	14
American Airlines Pass-Through Trust, Ser 2013-2
4.950%, 01/15/23	868	916
AP Moeller - Maersk
3.875%, 09/28/25 (C)	260	250
Aviation Capital Group
6.750%, 04/06/21 (C)	180	202
BAE Systems
6.375%, 06/01/19 (C)	100	112
5.800%, 10/11/41 (C)	20	22
4.750%, 10/11/21 (C)	750	798
Boeing
4.875%, 02/15/20	210	234
Burlington Northern Santa Fe
7.290%, 06/01/36	90	116
5.750%, 03/15/18	950	1,026
5.400%, 06/01/41	50	54
4.700%, 09/01/45	200	200
4.550%, 09/01/44	190	183
4.150%, 04/01/45	325	295
3.850%, 09/01/23	530	550
3.450%, 09/15/21	91	93
Canadian National Railway
5.850%, 11/15/17	50	54
Canadian Pacific Railway
6.125%, 09/15/15	44	45
4.500%, 01/15/22	50	53
Cargill
7.350%, 03/06/19 (C)	250	288
Caterpillar Financial Services MTN
7.150%, 02/15/19	110	126
5.850%, 09/01/17	140	150
2.750%, 08/20/21	405	403
Catholic Health Initiatives
4.350%, 11/01/42	30	28

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl A-1
7.256%, 03/15/20	$177	$191
Continental Airlines Pass-Through Trust, Ser 2000-1, Cl A-1
8.048%, 11/01/20	225	252
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/22	648	716
Continental Airlines Pass-Through Trust, Ser 2009-2, Cl A
7.250%, 11/10/19	144	162
CSX
6.250%, 03/15/18	155	168
3.950%, 05/01/50	21	18
Danaher
3.900%, 06/23/21	22	23
2.400%, 09/15/20	22	22
Deere
3.900%, 06/09/42	13	12
2.600%, 06/08/22	15	15
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/22	116	134
Delta Air Lines Pass-Through Trust, Ser 2010-1, Cl A
6.200%, 07/02/18	344	368
Delta Air Lines Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/19	29	31
Delta Air Lines Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/20	16	17
Eaton
7.625%, 04/01/24	75	93
4.150%, 11/02/42	110	101
2.750%, 11/02/22	450	436
1.500%, 11/02/17	60	60
Embraer Netherlands Finance
5.050%, 06/15/25	155	141
FedEx
3.900%, 02/01/35	32	29
Fluor
3.375%, 09/15/21	68	69
GE Capital International Funding
4.418%, 11/15/35 (C)	1,734	1,769
2.342%, 11/15/20 (C)	1,480	1,468
Glencore Funding LLC
2.500%, 01/15/19 (C)	190	159

30	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
John Deere Capital MTN
5.750%, 09/10/18	$100	$110
2.050%, 03/10/20	40	39
1.600%, 07/13/18	23	23
L-3 Communications
3.950%, 05/28/24	45	43
Lockheed Martin
4.700%, 05/15/46	255	261
4.500%, 05/15/36	35	36
4.070%, 12/15/42	91	84
3.550%, 01/15/26	1,240	1,245
3.350%, 09/15/21	575	589
3.100%, 01/15/23	69	69
2.500%, 11/29/20	445	442
2.125%, 09/15/16	37	37
Norfolk Southern
6.000%, 05/23/11	134	140
Northrop Grumman
3.850%, 04/15/45	141	127
3.250%, 08/01/23	1,775	1,774
Parker-Hannifin MTN
4.450%, 11/21/44	33	34
3.300%, 11/21/24	270	273
Penske Truck Leasing LP
3.375%, 02/01/22 (C)	471	456
3.200%, 07/15/20 (C)	450	446
3.050%, 01/09/20 (C)	90	89
Pentair Finance
2.900%, 09/15/18	65	65
Pitney Bowes MTN
5.600%, 03/15/18	25	26
Precision Castparts
4.200%, 06/15/35	70	70
3.250%, 06/15/25	70	69
Republic Services
3.550%, 06/01/22	29	30
Roper Technologies
3.000%,12/15/20	17	17
Ryder System MTN
3.600%, 03/01/16	35	35
2.875%, 09/01/20	29	29
2.500%, 03/01/17	47	47
Siemens Financieringsmaatschappij
2.900%, 05/27/22 (C)	760	760
Tyco International Finance
5.125%, 09/14/45	17	18
Union Pacific
4.300%, 06/15/42	20	20
4.163%, 07/15/22	131	142
3.250%, 01/15/25	265	269

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Airlines Pass-Through Trust, Ser 2013-1, Cl A
4.300%, 08/15/25	$31	$33
United Parcel Service of America
8.375%, 04/01/20	50	62
United Technologies
8.875%, 11/15/19	110	135
4.500%, 06/01/42	117	118
4.150%, 05/15/45	59	56
Valmont Industries
5.250%, 10/01/54	175	149
Verisk Analytics
5.500%, 06/15/45	45	43
Waste Management
4.750%, 06/30/20	93	101
4.600%, 03/01/21	90	97
3.900%, 03/01/35	10	9
3.500%, 05/15/24	100	101
WW Grainger
4.600%, 06/15/45	27	28

		21,983

Information Technology — 1.3%
Alibaba Group Holding
3.600%, 11/28/24	270	258
Analog Devices
5.300%, 12/15/45	225	232
3.900%, 12/15/25	225	227
Apple
4.375%, 05/13/45	400	404
3.850%, 05/04/43	500	460
3.450%, 02/09/45	31	27
3.200%, 05/13/25	64	65
2.850%, 05/06/21	113	116
2.400%, 05/03/23	114	111
2.150%, 02/09/22	82	79
0.584%, 05/03/18 (B)	69	69
Arrow Electronics
7.500%, 01/15/27	80	94
6.875%, 06/01/18	95	104
6.000%, 04/01/20	45	49
Cisco Systems
5.900%, 02/15/39	150	183
5.500%, 01/15/40	100	117
eBay
4.000%, 07/15/42	21	17
3.450%, 08/01/24	100	96
2.600%, 07/15/22	79	73
Fidelity National Information Services
5.000%, 10/15/25	195	200
4.500%, 10/15/22	145	148
3.625%, 10/15/20	285	289
2.850%, 10/15/18	360	361

31	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HP
6.350%, 10/15/45 (C)	$345	$327
6.000%, 09/15/41	23	20
4.900%, 10/15/25 (C)	380	373
4.650%, 12/09/21	20	20
4.375%, 09/15/21	24	23
2.850%, 10/05/18 (C)	455	455
HP Enterprise Services
7.450%, 10/15/29	125	145
Intel
4.900%, 07/29/45	215	227
4.800%, 10/01/41	65	68
3.700%, 07/29/25	83	86
3.300%, 10/01/21	35	36
3.100%, 07/29/22	35	36
International Business Machines
4.000%, 06/20/42	169	158
1.625%, 05/15/20	126	123
Intuit
5.750%, 03/15/17	75	79
KLA-Tencor
4.125%, 11/01/21	370	370
Koninklijke Philips Electronics
5.750%, 03/11/18	24	26
3.750%, 03/15/22	127	130
MasterCard
3.375%, 04/01/24	250	255
Microsoft
4.750%, 11/03/55	43	45
4.500%, 10/01/40	14	15
4.450%, 11/03/45	230	237
4.200%, 11/03/35	671	685
4.000%, 02/12/55	24	22
3.750%, 02/12/45	330	304
3.625%, 12/15/23	89	93
3.500%, 02/12/35	593	548
3.125%, 11/03/25	1,140	1,146
2.650%, 11/03/22	330	330
2.375%, 02/12/22	20	20
2.375%, 05/01/23	20	19
2.000%, 11/03/20	435	435

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oracle
6.125%, 07/08/39	$27	$33
5.375%, 07/15/40	17	19
4.300%, 07/08/34	103	102
3.900%, 05/15/35	780	731
3.625%, 07/15/23	56	58
2.950%, 05/15/25	275	268
2.800%, 07/08/21	103	104
2.500%, 05/15/22	340	334
2.375%, 01/15/19	61	62
2.250%, 10/08/19	60	61
1.200%, 10/15/17	250	250
Texas Instruments
1.650%, 08/03/19	55	54
TSMC Global
1.625%, 04/03/18 (C)	460	451
Visa
4.300%, 12/14/45	480	487
3.150%, 12/14/25	860	861
2.800%, 12/14/22	840	843
2.200%, 12/14/20	755	754
Xerox
4.500%, 05/15/21	13	13
2.950%, 03/15/17	27	27
2.750%, 09/01/20	46	44

		16,191

Materials — 0.6%
Agrium
5.250%, 01/15/45	61	57
4.125%, 03/15/35	142	121
3.375%, 03/15/25	36	33
Albemarle
5.450%, 12/01/44	180	174
Barrick Gold
4.100%, 05/01/23	138	118
BHP Billiton Finance USA
6.750%, 10/19/75 (B)(C)	210	203
6.500%, 04/01/19	125	138
5.000%, 09/30/43	184	165
4.125%, 02/24/42	40	32
3.850%, 09/30/23	275	260
3.250%, 11/21/21	360	338
2.050%, 09/30/18	44	43
Celulosa Arauco y Constitucion
4.750%, 01/11/22	170	173
Dow Chemical
8.550%, 05/15/19	22	26
5.250%, 11/15/41	70	68
4.125%, 11/15/21	86	90
3.000%, 11/15/22	800	766

32	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
E.I. Du Pont de Nemours
5.600%, 12/15/36	$80	$83
4.900%, 01/15/41	18	17
Eastman Chemical
2.700%, 01/15/20	435	431
Ecolab
1.450%, 12/08/17	31	31
Freeport-McMoRan
5.450%, 03/15/43	78	41
5.400%, 11/14/34	101	53
4.000%, 11/14/21	330	198
2.150%, 03/01/17	81	74
Freeport-McMoran Oil & Gas
6.875%, 02/15/23	36	23
6.500%, 11/15/20	33	21
Glencore Finance Canada
2.700%, 10/25/17 (C)	250	229
Glencore Funding
2.875%, 04/16/20 (C)	220	172
International Paper
5.150%, 05/15/46	290	276
5.000%, 09/15/35	445	441
LYB International Finance
4.875%, 03/15/44	135	123
LyondellBasell Industries
4.625%, 02/26/55	130	105
Monsanto
4.700%, 07/15/64	9	7
Mosaic
5.625%, 11/15/43	90	86
5.450%, 11/15/33	109	110
4.875%, 11/15/41	30	26
4.250%, 11/15/23	60	60
3.750%, 11/15/21	25	25
Nacional del Cobre de Chile
4.500%, 09/16/25 (C)	225	212
Nucor
4.000%, 08/01/23	39	38
OCP
4.500%, 10/22/25 (C)	290	270
Potash Corp of Saskatchewan
6.500%, 05/15/19	50	56
3.000%, 04/01/25	55	52
PPG Industries
9.000%, 05/01/21	145	184
Praxair
5.200%, 03/15/17	70	73
2.650%, 02/05/25	26	25
Rio Tinto Finance USA
6.500%, 07/15/18	200	217
3.750%, 09/20/21	240	233
3.750%, 06/15/25	375	340

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southern Copper
5.250%, 11/08/42	$370	$267
Teck Resources
6.250%, 07/15/41	5	2
3.750%, 02/01/23	39	18
Union Carbide
7.750%, 10/01/96	50	60
Vale Overseas
8.250%, 01/17/34	80	64
6.875%, 11/21/36	190	133
4.375%, 01/11/22	35	26

		7,707

Telecommunication Services — 1.4%
America Movil
5.625%, 11/15/17	400	427
3.125%, 07/16/22	335	329
1.502%, 09/12/16 (B)	220	220
AT&T
6.300%, 01/15/38	270	295
5.800%, 02/15/19	210	232
5.500%, 02/01/18	100	107
5.350%, 09/01/40	423	418
4.800%, 06/15/44	240	220
4.750%, 05/15/46	445	407
4.350%, 06/15/45	110	94
4.300%, 12/15/42	155	132
3.875%, 08/15/21	250	258
3.400%, 05/15/25	2,102	2,020
3.000%, 06/30/22	771	753
1.600%, 02/15/17	45	45
BellSouth
6.550%, 06/15/34	100	105
Bharti Airtel
4.375%, 06/10/25 (C)	200	195
British Telecommunications
5.950%, 01/15/18	200	216
Centel Capital
9.000%, 10/15/19	65	74
CenturyLink
7.650%, 03/15/42	15	11
Deutsche Telekom International Finance
6.000%, 07/08/19	175	196
5.750%, 03/23/16	170	171
2.250%, 03/06/17 (C)	770	775
GTP Acquisition Partners I
3.482%, 06/16/25 (C)	54	53
2.350%, 06/15/20 (C)	50	49
Nippon Telegraph & Telephone
1.400%, 07/18/17	65	65
Orange
9.000%, 03/01/31	96	136
2.750%, 09/14/16	35	35

33	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Qwest
6.750%, 12/01/21	$156	$163
Rogers Communications
8.750%, 05/01/32	70	95
5.450%, 10/01/43	33	35
4.100%, 10/01/23	80	82
Telefonica Emisiones
5.462%, 02/16/21	23	26
5.134%, 04/27/20	362	395
Verizon Communications
6.550%, 09/15/43	1,172	1,391
6.400%, 09/15/33	367	418
5.150%, 09/15/23	120	132
5.050%, 03/15/34	92	92
4.862%, 08/21/46	1,272	1,204
4.672%, 03/15/55	39	34
4.522%, 09/15/48	750	671
4.500%, 09/15/20	159	171
4.400%, 11/01/34	1,312	1,211
4.272%, 01/15/36	704	636
3.850%, 11/01/42	200	163
3.000%, 11/01/21	636	634
2.625%, 02/21/20	24	24
2.500%, 09/15/16	475	479
2.450%, 11/01/22	90	85
Verizon Global Funding
5.850%, 09/15/35	40	43
Vodafone Group PLC
2.950%, 02/19/23	420	394
2.500%, 09/26/22	35	32
1.625%, 03/20/17	80	80

		16,728

Utilities — 1.7%
AEP Texas Central Transition Funding
5.170%, 01/01/18	500	523
AGL Capital
6.375%, 07/15/16	50	51
5.250%, 08/15/19	110	119
Alabama Power
6.125%, 05/15/38	18	22
5.875%, 12/01/22	95	109
3.750%, 03/01/45	14	12
American Electric Power
1.650%, 12/15/17	423	420
American Water Capital
3.850%, 03/01/24	120	126
3.400%, 03/01/25	32	32
Appalachian Power
6.700%, 08/15/37	100	120
5.950%, 05/15/33	100	109
4.450%, 06/01/45	135	128

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Arizona Public Service
5.050%, 09/01/41	$47	$52
4.500%, 04/01/42	15	15
2.200%, 01/15/20	20	20
Atmos Energy
4.125%, 10/15/44	50	48
Berkshire Hathaway Energy
4.500%, 02/01/45	320	308
3.750%, 11/15/23	156	160
Boston Gas
4.487%, 02/15/42 (C)	35	34
Carolina Power & Light
5.300%, 01/15/19	175	192
3.000%, 09/15/21	194	198
2.800%, 05/15/22	25	25
CenterPoint Energy
6.500%, 05/01/18	50	55
CenterPoint Energy Houston Electric
4.500%, 04/01/44	250	258
CenterPoint Energy Resources
4.500%, 01/15/21	81	85
Cleveland Electric Illuminating
7.880%, 11/01/17	170	187
Commonwealth Edison
3.700%, 03/01/45	70	63
Consolidated Edison of New York
5.700%, 06/15/40	38	44
4.625%, 12/01/54	45	44
4.500%, 12/01/45	150	152
4.450%, 03/15/44	470	470
Consumers Energy
6.700%, 09/15/19	100	115
Detroit Edison
2.650%, 06/15/22	26	26
Dominion Resources
6.400%, 06/15/18	180	197
5.250%, 08/01/33	90	94
4.700%, 12/01/44	215	209
3.900%, 10/01/25	192	192
2.500%, 12/01/19	385	384
1.950%, 08/15/16	165	165
DTE Electric
3.700%, 03/15/45	49	45
DTE Energy
3.300%, 06/15/22 (C)	32	32
2.400%, 12/01/19	24	24
Duke Energy
4.800%, 12/15/45	130	131
3.750%, 04/15/24	155	157
3.550%, 09/15/21	76	78

34	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Carolinas
4.300%, 06/15/20	$39	$42
4.250%, 12/15/41	28	28
Duke Energy Florida
3.850%, 11/15/42	215	201
Duke Energy Indiana
4.200%, 03/15/42	30	29
3.750%, 07/15/20	52	55
Duke Energy Progress
4.200%, 08/15/45	110	108
4.100%, 05/15/42	425	412
3.250%, 08/15/25	295	297
Duquesne Light Holdings
6.400%, 09/15/20 (C)	500	566
Electricite de France
5.250%, 10/13/55 (C)	130	124
4.950%, 10/13/45 (C)	450	437
Enel Finance International
5.125%, 10/07/19 (C)	100	108
Exelon
3.950%, 06/15/25 (C)	375	375
Exelon Generation
6.200%, 10/01/17	100	107
4.000%, 10/01/20	120	123
FirstEnergy
4.250%, 03/15/23	340	346
2.750%, 03/15/18	70	70
FirstEnergy, Ser C
7.375%, 11/15/31	480	585
Florida Power & Light
5.125%, 06/01/41	28	32
Jersey Central Power & Light
7.350%, 02/01/19	100	113
5.625%, 05/01/16	300	304
4.700%, 04/01/24 (C)	200	207
John Sevier Combined Cycle Generation
4.626%, 01/15/42	56	61
Kansas City Power & Light
5.300%, 10/01/41	100	109
KeySpan Gas East
5.819%, 04/01/41 (C)	400	462
Massachusetts Electric
5.900%, 11/15/39 (C)	55	64
Metropolitan Edison
3.500%, 03/15/23 (C)	350	344
MidAmerican Energy
4.250%, 05/01/46	180	178
3.500%, 10/15/24	175	179
MidAmerican Energy Holdings
6.500%, 09/15/37	200	243

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nevada Power
7.125%, 03/15/19	$110	$126
6.500%, 08/01/18	40	45
5.450%, 05/15/41	50	56
5.375%, 09/15/40	12	13
NextEra Energy Capital Holdings
3.625%, 06/15/23	100	100
Niagara Mohawk Power
4.881%, 08/15/19 (C)	80	85
NiSource Finance
5.800%, 02/01/42	149	169
5.650%, 02/01/45	50	58
Northern States Power
6.250%, 06/01/36	100	127
5.350%, 11/01/39	19	22
Oncor Electric Delivery LLC
6.800%, 09/01/18	460	511
5.250%, 09/30/40	250	258
Pacific Gas & Electric
8.250%, 10/15/18	180	209
6.050%, 03/01/34	160	189
5.800%, 03/01/37	70	81
5.625%, 11/30/17	525	561
5.400%, 01/15/40	42	48
4.500%, 12/15/41	48	48
3.250%, 09/15/21	12	12
Pacificorp
6.250%, 10/15/37	90	111
5.650%, 07/15/18	175	191
PECO Energy
4.150%, 10/01/44	385	378
3.150%, 10/15/25	330	329
PPL Electric Utilities
4.150%, 10/01/45	200	198
Progress Energy
3.150%, 04/01/22	280	275
PSEG Power LLC
5.320%, 09/15/16	40	41
4.150%, 09/15/21	78	79
2.750%, 09/15/16	200	202
Public Service Electric & Gas MTN
5.375%, 11/01/39	28	32
Public Service of New Hampshire
3.500%, 11/01/23	205	210
Public Service of Oklahoma
5.150%, 12/01/19	83	91
Puget Energy
6.000%, 09/01/21	470	529
San Diego Gas & Electric
6.000%, 06/01/26	60	74
3.950%, 11/15/41	14	13

35	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sempra Energy
6.000%, 10/15/39	$50	$56
3.750%, 11/15/25	330	329
2.850%, 11/15/20	325	325
South Carolina Electric & Gas
4.500%, 06/01/64	13	12
Southern
2.150%, 09/01/19	375	368
1.950%, 09/01/16	26	26
Southern California Edison
5.500%, 03/15/40	50	59
4.050%, 03/15/42	5	5
3.900%, 12/01/41	60	57
3.875%, 06/01/21	22	23
3.500%, 10/01/23	205	212
Southern California Gas
4.450%, 03/15/44	300	311
Southern Power
5.150%, 09/15/41	11	10
Southwestern Electric Power
3.900%, 04/01/45	185	162
Southwestern Public Service
8.750%, 12/01/18	90	106
Virginia Electric & Power
4.650%, 08/15/43	245	259
4.450%, 02/15/44	120	123
2.950%, 01/15/22	330	332
WEC Energy Group
3.550%, 06/15/25	58	58
Wisconsin Electric Power
3.100%, 06/01/25	44	44
2.950%, 09/15/21	3	3

		20,690

Total Corporate Obligations (Cost $291,319) ($ Thousands)		290,150

ASSET-BACKED SECURITIES — 9.4%

Automotive — 2.4%
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/17	8	8
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/18	297	297
Ally Auto Receivables Trust, Ser 2014-1, Cl A2
0.480%, 02/15/17	15	15
Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.530%, 04/15/19	297	296
Ally Auto Receivables Trust, Ser 2014-2, Cl A4
1.840%, 01/15/20	201	201

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ally Auto Receivables Trust, Ser 2014-SN2, Cl A3
1.030%, 09/20/17	$66	$66
Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/19	400	399
Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/19	282	281
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/18	1	1
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/18	43	43
American Credit Acceptance Receivables Trust, Ser 2015-1, Cl A
1.430%, 08/12/19	93	93
American Credit Acceptance Receivables Trust, Ser 2015-2, Cl A
1.570%, 06/12/19	143	143
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/17	14	13
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/18	117	117
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A3
0.900%, 09/10/18	184	184
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A3
0.900%, 02/08/19	275	274
AmeriCredit Automobile Receivables Trust, Ser 2015-2, Cl A3
1.270%, 01/08/20	190	188
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/19	336	335
Avis Budget Rental Car Funding AESOP, Ser 2013-1A, Cl A
1.920%, 09/20/19	680	675
Avis Budget Rental Car Funding AESOP, Ser 2013-2A, Cl A
2.970%, 02/20/20	190	189
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/19	231	230
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/17	3	3
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/19	148	147

36	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California Republic Auto Receivables Trust, Ser 2014-3, Cl A4
1.790%, 03/16/20	$154	$154
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/20	284	280
California Republic Auto Receivables Trust, Ser 2015-1, Cl A3
1.330%, 04/15/19	547	544
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/19	325	323
California Republic Auto Receivables Trust, Ser 2015-4, Cl A2
1.600%, 09/17/18	235	235
California Republic Auto Receivables Trust, Ser 2015-4, Cl A4
2.580%, 06/15/21	316	316
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/18	205	205
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A3
1.240%, 10/20/17	76	76
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/18	135	135
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A3
1.310%, 12/20/17	193	193
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/18	472	471
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/18	439	439
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/18	343	343
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A3
1.260%, 05/21/18	750	749
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/18	137	137
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A2
0.910%, 04/20/17	106	106
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A3
1.480%, 11/20/18	637	636
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A4
1.830%, 04/22/19	175	175

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A3
1.610%, 06/20/19	$432	$430
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A2
1.420%, 06/20/18	711	709
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A4
1.860%, 10/21/19	238	237
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A4
1.970%, 01/21/20	509	509
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A3
1.730%, 09/20/19	343	341
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A2
1.390%, 09/20/18	237	236
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A3
1.940%, 01/21/20	383	382
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A1A
1.390%, 02/20/18	943	941
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A3
1.830%, 03/20/20	321	318
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/20	201	199
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/19	244	242
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A
1.750%, 06/15/21	70	70
Carnow Auto Receivables Trust, Ser 2015-1A, Cl A
1.690%, 01/15/20	237	237
CFC LLC, Ser 2014-1A, Cl A
1.460%, 12/17/18	54	54
CFC LLC, Ser 2014-2A, Cl A
1.440%, 11/16/20	124	123
Chrysler Capital Auto Receivables Trust, Ser 2014-AA, Cl A3
0.830%, 09/17/18	62	61
Chrysler Capital Auto Receivables Trust, Ser 2014-BA, Cl A3
1.270%, 05/15/19	130	130
CPS Auto Receivables Trust, Ser 2011-C, Cl A
4.210%, 03/15/19	19	19
CPS Auto Receivables Trust, Ser 2013-C, Cl A
1.640%, 04/16/18	76	76

37	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/18	$83	$82
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/18	32	32
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/18	126	125
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/19	123	122
CPS Auto Receivables Trust, Ser 2014-D, Cl A
1.490%, 04/15/19	153	152
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/19	156	156
CPS Auto Receivables Trust, Ser 2015-B, Cl A
1.650%, 11/15/19	249	248
CPS Auto Receivables Trust, Ser 2015-C, Cl D
4.630%, 08/16/21	207	206
Credit Acceptance Auto Loan Trust, Ser 2015-2A, Cl A
2.400%, 02/15/23	250	248
Drive Auto Receivables Trust, Ser 2015-AA, Cl A2
1.010%, 11/15/17	100	100
Drive Auto Receivables Trust, Ser 2015-AA, Cl D
4.120%, 07/15/22	147	145
Drive Auto Receivables Trust, Ser 2015-BA, Cl B
2.120%, 06/17/19	204	204
Drive Auto Receivables Trust, Ser 2015-DA, Cl D
4.590%, 01/17/23	132	131
DT Auto Owner Trust, Ser 2014-3A, Cl A
0.980%, 04/16/18	78	78
DT Auto Owner Trust, Ser 2015-1A, Cl A
1.060%, 09/17/18	89	89
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/18	22	22
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/18	46	45
Exeter Automobile Receivables Trust, Ser 2014-3A, Cl A
1.320%, 01/15/19	138	137
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl A
1.600%, 06/17/19	209	209
Exeter Automobile Receivables Trust, Ser 2015-2A, Cl A
1.540%, 11/15/19	207	206
Fifth Third Auto Trust, Ser 2013-1, Cl A3
0.880%, 10/16/17	34	34

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/18	$4	$4
First Investors Auto Owner Trust, Ser 2013-3A, Cl A3
1.440%, 10/15/19	131	131
First Investors Auto Owner Trust, Ser 2014-3A, Cl A2
1.060%, 11/15/18	102	101
First Investors Auto Owner Trust, Ser 2014-3A, Cl A3
1.670%, 11/16/20	83	83
First Investors Auto Owner Trust, Ser 2015-1A, Cl A2
1.210%, 04/15/19	215	214
First Investors Auto Owner Trust, Ser 2015-2A, Cl A1
1.590%, 12/16/19	152	152
Flagship Credit Auto Trust, Ser 2014-2, Cl C
3.950%, 12/15/20	22	22
Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/19	108	107
Flagship Credit Auto Trust, Ser 2014-2, Cl B
2.840%, 11/16/20	45	45
Flagship Credit Auto Trust, Ser 2015-1, Cl A
1.630%, 06/15/20	195	194
Flagship Credit Auto Trust, Ser 2015-3, Cl A
2.380%, 10/15/20	374	372
Flagship Credit Auto Trust, Ser 2015-3, Cl B
3.680%, 03/15/22	126	125
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A3
0.890%, 09/15/17	56	56
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/17	22	22
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A3
0.570%, 10/15/17	93	93
Ford Credit Auto Owner Trust, Ser 2013-D, Cl A3
0.670%, 04/15/18	119	119
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/25	1,303	1,313
Ford Credit Auto Owner Trust, Ser 2014-C, Cl A2
0.610%, 08/15/17	75	75
Ford Credit Auto Owner Trust, Ser 2014-C, Cl A3
1.060%, 05/15/19	122	122
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/26	675	666

38	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/27	$657	$655
Ford Credit Auto Owner Trust, Ser 2015-A, Cl A2A
0.810%, 01/15/18	111	111
Ford Credit Auto Owner Trust, Ser 2015-B, Cl A2A
0.720%, 03/15/18	249	248
GLS Auto Receivables Trust, Ser 2015-1A, Cl A
2.250%, 12/15/20	288	287
GO Financial Auto Securitization Trust, Ser 2015-1, Cl A
1.810%, 03/15/18	191	191
GO Financial Auto Securitization Trust, Ser 2015-2, Cl B
4.800%, 08/17/20	160	159
GO Financial Auto Securitization Trust, Ser 2015-2, Cl A
3.270%, 11/15/18	283	282
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/19	800	789
Honda Auto Receivables Owner Trust, Ser 2014-3, Cl A3
0.880%, 06/15/18	580	579
Honda Auto Receivables Owner Trust, Ser 2015-4, Cl A2
0.820%, 07/23/18	575	573
Hyundai Auto Receivables Trust, Ser 2013-A, Cl A4
0.750%, 09/17/18	140	140
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A4
1.010%, 02/15/19	124	124
Hyundai Auto Receivables Trust, Ser 2013-C, Cl A3
1.010%, 02/15/18	11	11
Hyundai Auto Receivables Trust, Ser 2014-B, Cl A3
0.900%, 12/17/18	372	371
Nissan Auto Lease Trust, Ser 2015-A, Cl A2A
0.990%, 11/15/17	265	265
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/18	575	573
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/18	134	134
Prestige Auto Receivables Trust, Ser 2015-1, Cl A2
1.090%, 02/15/19	115	114
Santander Drive Auto Receivables Trust, Ser 2014-2, Cl A3
0.800%, 04/16/18	163	163

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Santander Drive Auto Receivables Trust, Ser 2014-3, Cl A3
0.810%, 07/16/18	$561	$560
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl A2A
0.670%, 01/16/18	35	35
Santander Drive Auto Receivables Trust, Ser 2015-S1, Cl R1
1.930%, 09/17/19	90	89
Santander Drive Auto Receivables Trust, Ser 2015-S7, Cl R1
1.970%, 03/16/21	67	67
Skopos Auto Receivables Trust, Ser 2015-2A, Cl A
3.550%, 02/15/20	97	97
Tidewater Auto Receivables Trust, Ser 2014-AA, Cl A3
1.400%, 07/15/18	121	121

		28,554

Credit Cards — 0.3%
American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/20	411	411
Cabela’s Credit Card Master Note Trust, Ser 2012-1A, Cl A1
1.630%, 02/18/20	200	200
Chase Issuance Trust, Ser 2012-A2, Cl A2
0.601%, 05/15/19 (B)	570	569
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
0.723%, 09/10/20 (B)	306	306
Citibank Credit Card Issuance Trust, Ser 2014-A3, Cl A3
0.487%, 05/09/18 (B)	560	560
Citibank Credit Card Issuance Trust, Ser 2014-A6, Cl A6
2.150%, 07/15/21	644	647
Discover Card Execution Note Trust, Ser 2015-A4, Cl A1
2.190%, 04/17/23	595	592
World Financial Network Credit Card Master Trust, Ser 2014-C, Cl A
1.540%, 08/16/21	131	130

		3,415

Mortgage Related Securities — 0.7%
ABFC Trust, Ser 2004-OPT4, Cl A2
0.841%, 04/25/34 (B)	66	65
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.271%, 01/25/34 (B)	505	478
Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl M1
1.196%, 12/25/34 (B)	229	227

39	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2003-9, Cl AV1
0.981%, 09/25/33 (B)	$165	$158
Argent Securities, Ser 2003-W5, Cl M1
1.472%, 10/25/33 (B)	442	432
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.881%, 06/25/35 (B)	86	86
Bear Stearns Asset-Backed Securities Trust, Ser 2004-BO1, Cl M5
1.822%, 10/25/34 (B)	360	360
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
1.397%, 12/25/34 (B)	429	403
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.621%, 08/25/43 (B)	317	313
Bear Stearns Asset-Backed Securities Trust, Ser 2006-1, Cl A
0.702%, 02/25/36 (B)	90	90
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/34	370	384
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/32	31	31
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.687%, 03/20/36 (B)	2,000	1,886
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.407%, 03/20/36 (B)	30	30
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.407%, 11/20/36 (B)	290	289
Master Asset Backed Securities Trust, Ser 2005-OPT1, Cl M1
1.022%, 03/25/35 (B)	276	276
Morgan Stanley Capital I Trust, Ser 2005-HE5, Cl M1
0.851%, 09/25/35 (B)	328	323
Morgan Stanley Capital I Trust, Ser 2005-HE6, Cl A2C
0.541%, 11/25/35 (B)	319	315
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
0.941%, 10/25/33 (B)	168	159
New Century Home Equity Loan Trust, Ser 2005-3, Cl M1
0.902%, 07/25/35 (B)	318	318
Nomura Home Equity Loan Home Equity Loan Trust, Ser 2006-HE1, Cl A4
0.511%, 02/25/36 (B)	1,120	1,114

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Normandy Mortgage Loan Trust, Ser 2013-NPL3, Cl A
4.949%, 09/16/43	$61	$61
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M4
2.072%, 03/25/35 (B)	520	513
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/33	25	25
Truman Capital Mortgage Loan Trust, Ser 2014-NPL1, Cl A1
3.228%, 07/25/53	64	64
Truman Capital Mortgage Loan Trust, Ser 2014-NPL2, Cl A1
3.125%, 06/25/54	5	5
Truman Capital Mortgage Loan Trust, Ser 2014-NPL3, Cl A1
3.125%, 04/25/53	37	37

		8,442

Other Asset-Backed Securities — 6.0%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.222%, 12/27/22 (B)	76	75
Academic Loan Funding Trust, Ser 2013-1A, Cl A
1.021%, 12/26/44 (B)	169	164
Access Group, Ser 2004-2, Cl A3
0.510%, 10/25/24 (B)	400	348
Airspeed, Ser 2007-1A, Cl G2
0.611%, 06/15/32 (B)	408	337
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/19	1,322	1,314
Ally Master Owner Trust, Ser 2014-3, Cl A
1.330%, 03/15/19	175	174
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/19	1,328	1,326
Ally Master Owner Trust, Ser 2014-5, Cl A1
0.821%, 10/15/19 (B)	818	815
Ally Master Owner Trust, Ser 2015-2, Cl A1
0.901%, 01/15/21 (B)	379	377
American Homes 4 Rent, Ser 2014-SFR3, Cl E
6.418%, 12/17/36	100	102
American Homes 4 Rent, Ser 2015-SFR1, Cl E
5.639%, 04/17/52	110	106
ARLP Securitization Trust Series, Ser 2015-1, Cl A1
3.967%, 05/25/55	248	242
AXIS Equipment Finance Receivables II, Ser 2013-1A, Cl A
1.750%, 03/20/17	25	25
Axis Equipment Finance Receivables III, Ser 2015-1A, Cl A2
1.900%, 03/20/20	140	139

40	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
B2R Mortgage Trust, Ser 2015-1, Cl A1
2.524%, 05/15/48	$99	$97
B2R Mortgage Trust, Ser 2015-2, Cl A
3.336%, 11/15/48	253	252
Banc of America Funding Trust, Ser 2012-R6, Cl 1A1
3.000%, 10/26/39	130	129
BCC Funding, Ser 2015-1, Cl A2
2.224%, 10/20/20	309	309
Blue Elephant Loan Trust, Ser 2015-1, Cl A
3.120%, 12/15/22	139	139
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.529%, 02/25/35 (B)	850	833
Brazos Higher Education Authority, Ser 2011- 2, Cl A3
1.320%, 10/27/36 (B)	400	385
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
0.852%, 02/25/31 (B)	162	154
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/27	37	36
CAM Mortgage Trust, Ser 2015-1, Cl A
3.500%, 07/15/64	315	315
Carlyle Global Market Strategies Commodities Funding, Ser 2014-1A, Cl A
2.221%, 10/15/21 (B)	250	250
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/34	99	103
CIT Education Loan Trust, Ser 2007-1, Cl A
0.693%, 03/25/42 (B)	557	520
Citi Held For Asset Issuance, Ser 2015-PM1, Cl A
1.850%, 12/15/21	168	168
Concord Funding, Ser 2012-2, Cl A
3.145%, 01/15/17	200	200
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/21	126	126
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
0.922%, 10/25/34 (B)	614	564
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.962%, 12/25/34 (B)	511	464
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.317%, 04/25/47 (B)	494	480
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.471%, 07/15/36 (B)	1,029	904

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CWHEQ Revolving Home Equity Loan Trust, Ser 2005-D, Cl 2A
0.521%, 11/15/35 (B)	$492	$449
DRB Prime Student Loan Trust, Ser 2015-B, Cl A2
3.170%, 07/25/31	872	872
Educational Funding of the South, Ser 2011-1, Cl A2
0.970%, 04/25/35 (B)	383	374
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.221%, 08/25/34 (B)	1,003	933
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF4, Cl M1
0.866%, 05/25/35 (B)	210	209
FirstKey Lending Trust, Ser 2015-SFR1, Cl A
2.553%, 03/09/47	230	226
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/19	539	542
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.711%, 01/15/18 (B)	112	112
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/18	376	377
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/19	170	170
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/19	640	637
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
0.901%, 01/15/22 (B)	892	886
GCAT, Ser 2015-2, Cl A1
3.750%, 07/25/20	229	227
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/29	361	353
GMAT Trust, Ser 2013-1A, Cl A
3.967%, 11/25/43	117	118
Green Tree Agency Advance Funding Trust I, Ser 2015-T2, Cl DT2
4.669%, 10/15/48	283	280
GSAMP Trust, Ser 2005-HE4, Cl M1
0.872%, 07/25/45 (B)	454	454
Higher Education Funding, Ser 2014-1, Cl A
1.443%, 05/25/34 (B)	457	445
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/73	292	304
JGWPT XXXI LLC, Ser 2014-1A, Cl A
3.960%, 03/15/63	277	286
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/73	394	394

41	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JGWPT XXXIII, Ser 2014-3A, Cl A
3.500%, 06/15/77	$191	$190
JPMorgan Chase Acquisition, Ser 2005-OPT1, Cl M1
0.872%, 06/25/35 (B)	815	810
Key Resorts, Ser 2014-A, Cl A
3.220%, 03/17/31	104	103
Lehman Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/40	227	236
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.672%, 03/25/32 (B)	3	3
Magnetite XII, Ser 2015-12A, Cl A
1.789%, 04/15/27 (B)	200	199
MarketPlace Loan Trust, Ser 2015-OD1, Cl A
3.250%, 06/17/17	87	86
MarketPlace Loan Trust, Ser 2015-OD2, Cl A
3.250%, 08/17/17	102	102
MarketPlace Loan Trust, Ser 2015-OD3, Cl A
3.875%, 09/17/17	321	320
MarketPlace Loan Trust, Ser 2015-OD4, Cl A
3.250%, 12/18/17	239	238
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	777	823
Nationstar HECM Loan Trust, Ser 2015-1A, Cl A
3.844%, 05/25/18	120	120
Nationstar HECM Loan Trust, Ser 2015-2A, Cl M1
4.000%, 11/25/25	158	158
Nationstar HECM Loan Trust, Ser 2015-2A, Cl A
2.883%, 11/25/25	169	169
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2A
2.650%, 12/15/28	178	176
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
1.531%, 12/15/28 (B)	128	127
Navient Private Education Loan Trust, Ser 2015-CA, Cl A
1.744%, 01/16/35 (B)	470	470
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 06/15/19	239	234
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.531%, 03/27/23 (B)	312	308
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.932%, 06/25/31 (B)	1,005	972
Navient Student Loan Trust, Ser 2014-2, Cl A
1.062%, 03/25/43 (B)	896	841
Navient Student Loan Trust, Ser 2014-3, Cl A
1.042%, 03/25/43 (B)	903	849

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Navient Student Loan Trust, Ser 2014-4, Cl A
1.042%, 03/25/43 (B)	$519	$488
Navient Student Loan Trust, Ser 2014-8, Cl B
1.721%, 07/26/49 (B)	54	48
Navient Student Loan Trust, Ser 2014-8, Cl A2
0.862%, 04/25/23 (B)	639	632
Navitas Equipment Receivables, Ser 2013-1, Cl A
1.950%, 11/15/16	15	15
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.500%, 10/27/36 (B)	455	434
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.480%, 01/25/37 (B)	372	363
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.430%, 10/25/33 (B)	492	470
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.686%, 03/23/37 (B)	493	466
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.706%, 12/24/35 (B)	425	403
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.766%, 03/22/32 (B)	161	146
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.468%, 11/23/22 (B)	25	25
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.400%, 10/26/26 (B)	49	49
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.953%, 03/25/26 (B)	144	140
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
2.043%, 11/25/24 (B)	630	634
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
1.222%, 04/25/46 (B)	127	127
Nelnet Student Loan Trust, Ser 2011-1A, Cl A
1.272%, 02/25/43 (B)	740	731
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.171%, 11/25/43 (B)	500	459
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
1.022%, 09/25/42 (B)	965	930
North Carolina State, Education Assistance Authority, Ser 2011-2, Cl A2
1.120%, 07/25/25 (B)	417	409
NRPL Trust, Ser 2015-2A, Cl A1
3.750%, 10/25/57	266	264
NRZ Advance Receivables Trust, Ser 2015-T1, Cl AT1
2.315%, 08/15/46	300	300
NRZ Advance Receivables Trust, Ser 2015-T1, Cl CT1
3.100%, 08/15/46	200	200

42	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NRZ Advance Receivables Trust, Ser 2015-T3, Cl DT3
4.266%, 11/15/46	$300	$300
NRZ Advance Receivables Trust, Ser 2015-T4, Cl AT4
3.196%, 11/15/47	600	598
NRZ Advance Receivables Trust, Ser 2015-T4, Cl DT4
4.671%, 11/15/47	150	150
NYMT Residential, Ser 2013-RP3A
4.850%, 09/25/18	110	110
Oak Hill Advisors Residential Loan Trust, Ser 2014-NPL2, Cl A1
3.352%, 04/25/54	220	219
Oak Hill Advisors Residential Loan Trust, Ser 2015-NPL1, Cl A1
3.475%, 01/25/55	187	186
Oak Hill Advisors Residential Loan Trust, Ser 2015-NPL2, Cl A1
3.721%, 07/25/55	188	187
Ocwen Master Advance Receivables Trust, Ser 2015-1, Cl DT1
4.100%, 09/17/46	219	219
Ocwen Master Advance Receivables Trust, Ser 2015-T3, Cl BT3
3.704%, 11/15/47	164	164
Ocwen Master Advance Receivables Trust, Ser 2015-T3, Cl AT3
3.211%, 11/15/47	367	366
OneMain Financial Issuance Trust, Ser 2014-1A, Cl A
2.430%, 06/18/24	500	498
OneMain Financial Issuance Trust, Ser 2014-2A, Cl A
2.470%, 09/18/24	478	477
OneMain Financial Issuance Trust, Ser 2015-1A, Cl A
3.190%, 03/18/26	288	287
OneMain Financial Issuance Trust, Ser 2015-2A, Cl B
3.100%, 07/18/25	116	114
OneMain Financial Issuance Trust, Ser 2015-2A, Cl A
2.570%, 07/18/25	525	519
Park Place Securities, Ser 2004-MCW1, Cl M1
1.159%, 10/25/34 (B)	42	42
Park Place Securities, Ser 2004-WCW1, Cl M2
1.241%, 09/25/34 (B)	383	380
Pretium Mortgage Credit Partners, Ser 2015-NPL2, Cl A1
3.750%, 07/27/30	234	232
Progress Residential Trust, Ser 2015-SFR2, Cl A
2.740%, 06/12/32	441	431

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Progress Residential Trust, Ser 2015-SFR3, Cl A
3.067%, 11/12/32	$438	$432
Progresso Receivables Funding, Ser 2015-B, Cl A
3.000%, 07/28/20	250	247
Purchasing Power Fund LLC, Ser 2015-A, Cl A2
4.750%, 12/15/19	300	299
RAMP Trust, Ser 2005-EFC5, Cl M1
0.822%, 10/25/35 (B)	516	513
RAMP Trust, Ser 2005-RZ3, Cl A3
0.822%, 09/25/35 (B)	488	486
RAMP Trust, Ser 2006-RZ1, Cl A3
0.722%, 03/25/36 (B)	135	132
RMAT, Ser 2015-NPL1, Cl A1
3.750%, 05/25/55	105	104
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/19	405	419
Scholar Funding Trust, Ser 2011-A, Cl A
1.223%, 10/28/43 (B)	282	268
Selene Non-Performing Loans, Ser 2014-1A, Cl A
2.981%, 05/25/54	68	68
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.762%, 05/15/28 (B)	103	101
SLM Private Education Loan Trust, Ser 2012-C, Cl A1
1.431%, 08/15/23 (B)	198	198
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/46	667	674
SLM Private Education Loan Trust, Ser 2012-E, Cl A1
1.081%, 10/16/23 (B)	34	34
SLM Private Education Loan Trust, Ser 2012-E, Cl A2B
2.081%, 06/15/45 (B)	120	121
SLM Private Education Loan Trust, Ser 2013-1, Cl B
2.222%, 11/25/43 (B)	180	161
SLM Private Education Loan Trust, Ser 2013- A, Cl A1
0.931%, 08/15/22 (B)	128	127
SLM Private Education Loan Trust, Ser 2013-A, Cl A2B
1.381%, 08/15/18 (B)	314	312
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.981%, 07/15/22 (B)	181	180
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/30	367	357

43	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2003-11, Cl A6
1.262%, 12/15/25 (B)	$350	$336
SLM Student Loan Trust, Ser 2004-10, Cl A6A
0.870%, 04/27/26 (B)	676	667
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.490%, 07/25/23 (B)	518	506
SLM Student Loan Trust, Ser 2004-8, Cl B
0.780%, 01/25/40 (B)	118	101
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.420%, 04/25/25 (B)	59	58
SLM Student Loan Trust, Ser 2005-5, Cl A4
0.460%, 10/25/28 (B)	574	538
SLM Student Loan Trust, Ser 2005-6, Cl A6
0.460%, 10/27/31 (B)	474	445
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.520%, 07/27/26 (B)	142	143
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.470%, 10/25/29 (B)	337	318
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.440%, 01/27/25 (B)	469	468
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.490%, 01/25/41 (B)	540	472
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.420%, 01/25/21 (B)	531	510
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.480%, 01/25/41 (B)	540	477
SLM Student Loan Trust, Ser 2007-2, Cl B
0.490%, 07/25/25 (B)	178	150
SLM Student Loan Trust, Ser 2007-2, Cl A3
0.360%, 01/25/19 (B)	665	658
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.380%, 07/25/22 (B)	618	577
SLM Student Loan Trust, Ser 2007-3, Cl A3
0.360%, 04/25/19 (B)	901	889
SLM Student Loan Trust, Ser 2007-5, Cl A5
0.400%, 01/25/24 (B)	208	206
SLM Student Loan Trust, Ser 2007-6, Cl B
1.170%, 04/27/43 (B)	137	118
SLM Student Loan Trust, Ser 2007-7, Cl B
1.070%, 10/25/28 (B)	250	199
SLM Student Loan Trust, Ser 2008-2, Cl B
1.520%, 01/25/29 (B)	160	131
SLM Student Loan Trust, Ser 2008-3, Cl B
1.520%, 04/25/29 (B)	160	131
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.970%, 07/25/22 (B)	1,300	1,308
SLM Student Loan Trust, Ser 2008-4, Cl B
2.170%, 04/25/29 (B)	160	145
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.620%, 01/25/18 (B)	24	24
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.020%, 07/25/23 (B)	510	513
SLM Student Loan Trust, Ser 2008-5, Cl B
2.170%, 07/25/29 (B)	160	149

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2008-6, Cl B
2.170%, 07/25/29 (B)	$160	$147
SLM Student Loan Trust, Ser 2008-7, Cl B
2.170%, 07/25/29 (B)	160	140
SLM Student Loan Trust, Ser 2008-8, Cl B
2.570%, 10/25/29 (B)	160	152
SLM Student Loan Trust, Ser 2008-9, Cl A
1.820%, 04/25/23 (B)	818	818
SLM Student Loan Trust, Ser 2008-9, Cl B
2.570%, 10/25/29 (B)	160	151
SLM Student Loan Trust, Ser 2010-1, Cl A
0.822%, 03/25/25 (B)	254	245
SLM Student Loan Trust, Ser 2012-6, Cl B
1.422%, 04/27/43 (B)	249	221
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.971%, 05/26/26 (B)	211	209
SLM Student Loan Trust, Ser 2012-B, Cl A2
3.480%, 10/15/30	166	169
SLM Student Loan Trust, Ser 2013-3, Cl B
1.922%, 09/25/43 (B)	136	126
SLM Student Loan Trust, Ser 2013-4, Cl A
0.972%, 06/25/27 (B)	323	313
SLM Student Loan Trust, Ser 2013-A, Cl A2A
1.770%, 05/17/27	145	142
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/31	129	130
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/29	478	467
SLM Student Loan Trust, Ser 2014-2, Cl A3
1.012%, 03/26/29 (B)	448	430
SLM Student Loan Trust, Ser 2014-A, Cl A1
0.931%, 07/15/22 (B)	332	330
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/26	225	224
Small Business Administration, Ser 2013-20I, Cl 1
3.620%, 09/01/33	206	219
Small Business Administration, Ser 2013-20L, Cl 1
3.380%, 12/01/33	160	166
Small Business Administration, Ser 2015-20A, Cl 1
2.520%, 01/01/35	245	245
Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/35	69	68
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/27	593	577
SMB Private Education Loan Trust, Ser 2015-A, Cl A1
0.797%, 07/17/23 (B)	114	114

44	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
1.331%, 06/15/27 (B)	$496	$490
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/27	335	335
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
1.531%, 07/15/27 (B)	404	402
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 06/15/23	250	246
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
1.731%, 06/15/23 (B)	220	219
SMB Private Education Loan Trust, Ser 2015-C, Cl A1
1.231%, 07/15/22 (B)	473	473
SpringCastle America Funding, Ser 2014-AA, Cl B
4.610%, 10/25/27	125	125
SpringCastle America Funding, Ser 2014-AA, Cl A
2.700%, 05/25/23	449	448
Springleaf Funding Trust, Ser 2013-BA, Cl A
3.920%, 01/16/23	250	250
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/22	467	466
Springleaf Funding Trust, Ser 2015-AA, Cl A
3.160%, 11/15/24	346	344
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Ser 2015-T2, Cl DT2
4.230%, 01/15/47	215	215
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Ser 2015-T3, Cl CT3
3.910%, 07/15/47	243	243
Stanwich Mortgage Loan Trust, Ser 2013-NPL2, Cl A
3.228%, 04/16/59	43	42
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
0.972%, 09/25/34 (B)	495	473
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
1.022%, 05/25/35 (B)	863	863
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF2, Cl A3
0.572%, 07/25/36 (B)	3	3
Trade Maps, Ser 2013-1A, Cl A
0.993%, 12/10/18 (B)	737	732

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Trafigura Securitisation Finance, Ser 2014-1A, Cl A
1.281%, 10/15/21 (B)	$266	$264
Tricon American Homes Trust, Ser 2015-SFR1, Cl A
1.567%, 05/17/32 (B)	100	98
US Residential Opportunity Fund Trust, Ser 2015-1II, Cl A
3.721%, 02/27/35	215	213
US Residential Opportunity Fund Trust, Ser 2015-1III, Cl A
3.721%, 01/27/35	246	244
VOLT XIX, Ser 2014-NP11, Cl A1
3.875%, 04/25/55	183	183
VOLT XL, Ser 2015-NP14, Cl A1
4.375%, 11/27/45	259	259
VOLT XXII, Ser 2015-NPL4, Cl A1
3.500%, 02/25/55	184	181
VOLT XXIV, Ser 2015-NPL6, Cl A1
3.500%, 02/25/55	343	339
VOLT XXV, Ser 2015-NPL8, Cl A1
3.500%, 06/26/45	440	433
VOLT XXVI, Ser 2014-NPL6, Cl A1
3.125%, 09/25/43	193	192
VOLT XXVI, Ser 2014-NPL6, Cl A2
4.250%, 09/25/43	98	97
VOLT XXVII, Ser 2014-NPL7, Cl A1
3.375%, 08/27/57	343	340
VOLT XXX, Ser 2015-NPL1, Cl A1
3.625%, 10/25/57	200	199
VOLT XXXI, Ser 2015-NPL2, Cl A1
3.375%, 02/25/55	162	160
VOLT XXXIII, Ser 2015-NPL5, Cl A1
3.500%, 03/25/55	343	337
VOLT XXXIX, Ser 2015-NP13, Cl A1
4.125%, 10/25/45	224	222
VOLT XXXV, Ser 2015-NPL9, Cl A1
3.500%, 06/26/45	186	183
VOLT, Ser 2015-NPL3, Cl A1
3.375%, 10/25/58	306	301

		73,253

Total Asset-Backed Securities (Cost $113,530) ($ Thousands)		113,664

SOVEREIGN DEBT — 1.4%
Brazilian Government International Bond
5.000%, 01/27/45	235	157
Colombia Government International Bond
5.625%, 02/26/44	1,070	977
FMS Wertmanagement AoeR
1.000%, 11/21/17	200	199

45	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description		Face Amount (1) ($ Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/22		476	$481
Indonesia Government International Bond MTN
3.750%, 04/25/22 (C)		470	450
4.750%, 01/08/26 (C)		400	395
5.950%, 01/08/46 (C)		220	217
Israel Government AID Bond
2.564%, 11/15/19		500	463
2.993%, 02/15/25		1,000	763
2.971%, 08/15/25		609	455
Japan Bank for International Cooperation
1.750%, 05/28/20		465	455
Japan Treasury Discount Bill
-0.069%, 06/10/16	JPY	140,000	1,164
Mexico Government International Bond MTN
3.500%, 01/21/21		195	198
4.000%, 10/02/23		144	146
3.600%, 01/30/25		520	507
4.750%, 03/08/44		60	54
5.550%, 01/21/45		3,172	3,251
5.750%, 10/12/10		581	542
Peruvian Government International Bond
6.550%, 03/14/37		50	58
5.625%, 11/18/50		414	422
Poland Government International Bond
5.000%, 03/23/22		100	111
4.000%, 01/22/24		1,257	1,322
Province of Quebec Canada
2.625%, 02/13/23		620	615
6.350%, 01/30/26		70	87
Russia Government International Bond
7.500%, 03/31/30 (C)		691	828
Slovakia Government International Bond
4.375%, 05/21/22 (C)		680	755
Slovenia Government International Bond
5.500%, 10/26/22 (C)		400	446
5.850%, 05/10/23 (C)		200	228
5.250%, 02/18/24 (C)		615	679
Turkey Government International Bond
5.750%, 03/22/24		580	613
United Mexican States MTN
6.050%, 01/11/40		100	110
Uruguay Government International Bond
4.375%, 10/27/27		165	162

Total Sovereign Debt (Cost $17,154) ($ Thousands)			17,310

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
FHLB
5.500%, 07/15/36	$300	$389
3.150%, 06/28/30	1,110	1,108
0.875%, 05/24/17	10	10
FICO STRIPS, PO
9.800%, 11/30/17	875	1,017
8.600%, 09/26/19	845	1,053
3.631%, 12/06/17	660	642
1.628%, 10/06/17	360	353
0.000%, 05/11/18	560	542
0.000%, 12/06/18	1,565	1,495
0.000%, 09/26/19	100	93
FNMA
5.375%, 06/12/17	50	53
3.920%, 06/01/17	600	590
2.628%, 10/09/19	4,270	3,954
2.625%, 09/06/24	303	307
Resolution Funding STRIPS
2.241%, 07/15/20	1,400	1,279
1.827%, 10/15/19	200	186
Tennessee Valley Authority
5.880%, 04/01/36	250	321
5.250%, 09/15/39	390	469
4.625%, 09/15/60	60	63
4.250%, 09/15/65	601	587
2.875%, 09/15/24	775	779
1.750%, 10/15/18	83	84

Total U.S. Government Agency Obligations (Cost $15,074) ($ Thousands)		15,374

MUNICIPAL BONDS — 0.4%
American Municipal Power, Build America Project, RB
7.499%, 02/15/50	80	107
California State, Build America Project, GO
7.600%, 11/01/40	265	394
6.650%, 03/01/22	250	299
California State, GO
6.200%, 03/01/19	300	340
Chicago, Ser B, GO
6.314%, 01/01/44	260	246
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/45	430	592
Illinois State, GO
5.100%, 06/01/33	60	57
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/49	285	403

46	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Department of Airports, Build America Project, RB
6.582%, 05/15/39	$25	$32
New Jersey State, Turnpike Authority, Build America Project, Ser C, RB
7.102%, 01/01/41	386	532
New York and New Jersey, Port Authority, RB
5.647%, 11/01/40	105	124
4.458%, 10/01/62	395	376
New York City, Transitional Finance Authority, Future Tax Secured, RB
5.508%, 08/01/37	275	331
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/49	341	467
Ohio State University, Ser A, RB
4.800%, 06/01/11	281	271

Total Municipal Bonds (Cost $4,134) ($ Thousands)		4,571

COLLATERALIZED DEBT OBLIGATIONS — 0.3%

Other Asset-Backed Securities — 0.3%
AMMC XIV, Ser 2014-14A, Cl A1L
1.770%, 07/27/26 (B)	500	494
Ballyrock, Ser 2014-1A, Cl A1
1.797%, 10/20/26 (B)	150	149
Cent 18, Ser 2013-18A, Cl A
1.414%, 07/23/25 (B)	500	492
Eaton Vance, Ser 2014-1A, Cl A
1.771%, 07/15/26 (B)	200	198
Flatiron, Ser 2014-1A, Cl A1
1.695%, 07/17/26 (B)	500	493
Voya, Ser 2014-1A, Cl A1
1.815%, 04/18/26 (B)	540	536
Voya, Ser 2014-2A, Cl A1
1.739%, 07/17/26 (B)	500	495

		2,857

Total Collateralized Debt Obligations (Cost $2,883) ($ Thousands)		2,857

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.230%**†	46,344,917	$46,345

Total Cash Equivalent (Cost $46,345) ($ Thousands)		46,345

Total Investments — 105.4% (Cost $1,267,568) ($ Thousands)@		$1,275,201

	Contracts
PURCHASED OPTIONS — 0.0%
February 2016, U.S. 10-Year Long Bond Call, Expires 01/16/16, Strike Price $126.50	13	4
February 2016, U.S. 10-Year Long Bond Call, Expires 01/16/16, Strike Price $127.50	12	1
February 2016, U.S. 10-Year Long Bond Put, Expires 01/16/16, Strike Price $125.00	20	5
February 2016, U.S. 10-Year Long Bond Put, Expires 01/16/16, Strike Price $125.50	11	4
February 2016, U.S. 5-Year Long Bond Call, Expires 01/16/16, Strike Price $118.75	16	3
February 2016, U.S. 5-Year Long Bond Call, Expires 01/16/16, Strike Price $118.50	18	5
February 2016, U.S. Long Bond Future Call, Expires 01/16/16, Strike Price $155.00	17	15
February 2016, U.S. Long Bond Future Call, Expires 01/16/16, Strike Price $156.00	16	10
February 2016, U.S. Long Bond Future Call, Expires 01/16/16, Strike Price $157.00	18	7
February 2016, U.S. Long Bond Future Put, Expires 01/16/16, Strike Price $151.00	10	5
February 2016, U.S. Long Bond Future Put, Expires 01/16/16, Strike Price $154.00	8	13
February 2016, U.S. Long Bond Future Put, Expires 01/16/16, Strike Price $155.00	8	17
January 2016, EURO Option Put, Expires 01/16/16, Strike Price $98.63	42	6
January 2016, EURO Option Put, Expires 01/16/16, Strike Price $98.75	28	10
January 2016, EURO Option Put, Expires 01/16/16, Strike Price $98.88	31	20
March 2016, IMM EURO Future Call, Expires 03/19/16, Strike Price $99.50	40	0
March 2016, IMM EURO Future Put, Expires 03/19/16, Strike Price $99.38	223	68

Total Purchased Options (Premiums Received $148) ($ Thousands)		193

47	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

Description	Contracts	Market Value ($ Thousands)
WRITTEN OPTIONS — 0.0%
February 2016, U.S. Long Bond Future Call, Expires 1/16/16 Strike Price $160.00*	(10)	$(1)
February 2016, U.S. Long Bond Future Call, Expires 1/16/16 Strike Price $158.00*	(24)	(6)
February 2016, U.S. Long Bond Future Put, Expires 1/16/16 Strike Price $149.00*	(28)	(5)
January 2016, EURO Future Put, Expires 1/16/16 Strike Price $98.50*	(85)	(3)
March 2016, IMM EURO Future Call, Expires 3/19/16 Strike Price $99.25*	(18)	(2)
March 2016, IMM EURO Future Put, Expires 3/19/16 Strike Price $99.25*	(276)	(26)
March 2016, U.S. 10-Year Long Bond Call, Expires 2/20/16 Strike Price $131.00*	(8)	0
March 2016, U.S. 10-Year Long Bond Call, Expires 2/20/16 Strike Price $128.50*	(12)	(2)
March 2016, U.S. 10-Year Long Bond Call, Expires 2/20/16 Strike Price $127.50*	(8)	(3)
March 2016, U.S. Long Bond Future Call, Expires 2/20/16 Strike Price $163.00*	(32)	(7)
March 2016, U.S. Long Bond Future Call, Expires 2/20/16 Strike Price $162.00*	(20)	(6)
March 2016, U.S. Long Bond Future Call, Expires 2/20/16 Strike Price $160.00*	(16)	(8)

Total Written Options (Premiums Received $104) ($ Thousands)		(69)

A list of the open futures contracts held by the Fund at December 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	31	Mar-2017	$(6)
90-Day Euro$	(41)	Dec-2016	25
90-Day Euro$	(41)	Dec-2017	27
EURIBOR Intercontinental Exchange	(205)	Mar-2016	67
U.S. 10-Year Treasury Note	(278)	Mar-2016	92
U.S. 2-Year Treasury Note	(180)	Apr-2016	61
U.S. 5-Year Treasury Note	264	Apr-2016	(61)
U.S. Long Treasury Bond	(180)	Mar-2016	47
U.S. Ultra Long Treasury Bond	32	Mar-2016	(37)

			$215

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2015, is as follows:

Settlement Date		Currency to Deliver ($ Thousands)		Currency To Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
06/10/16	JPY	140,000	USD	1,146	$(24)

					$(24)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Barclays PLC	$(1,170)	$1,146	$(24)

			$(24)

For the period ended December 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

48	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

December 31, 2015

A list of the outstanding OTC swap contracts held by the Fund at December 31, 2015 , is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays	2.48%	3-Month USD - LIBOR	11/15/27	415	$(42)
Barclays	2.42%	3-Month USD - LIBOR	11/15/27	420	(39)
Citigroup	2.71%	3-Month USD - LIBOR	08/15/42	830	(27)

					$(108)

A list of the outstanding centrally cleared swap contracts held by the Fund at December 31, 2015 , is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.68%	3-Month USD - LIBOR	11/15/43	725	$(155)

For the period ended December 31, 2015, the total amount of all open swap contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,210,554 ($ Thousands).

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	The rate reported is the effective yield at time of purchase.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on December 31, 2015.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ACES — Alternative Credit Enhancement Structure

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

EURIBOR — Euro Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IMM — International Monetary Market

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $1,267,568 ($ Thousands), and the unrealized appreciation and depreciation were $21,321 ($ Thousands) and $(13,688) ($ Thousands), respectively.

49	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Concluded)

December 31, 2015

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$363,587	$—	$363,587
Corporate Obligations	—	290,150	—	290,150
Asset-Backed Securities	—	113,664	—	113,664
Sovereign Debt	—	17,310	—	17,310
U.S. Government Agency Obligations	—	15,374	—	15,374
Municipal Bonds	—	4,571	—	4,571
Collateralized Debt Obligations	—	2,857	—	2,857
U.S. Treasury Obligations	—	421,343	—	421,343
Cash Equivalent	46,345	—	—	46,345

Total Investments in Securities	$46,345	$1,228,856	$—	$1,275,201

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$193	$—	$—	$193
Written Options	(69)	—	—	(69)
Futures Contracts*
Unrealized Appreciation	320	—	—	320
Unrealized Depreciation	(105)	—	—	(105)
Forwards Contracts*

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Unrealized Depreciation	—	(24)	—	(24)
OTC Swaps Interest Rate Swaps*
Unrealized Depreciation	—	(108)	—	(108)
Centrally Cleared Swaps Interest Rate Swaps*
Unrealized Depreciation	—	(155)	—	(155)

Total Other Financial Instruments	$339	$(287)	$—	$52

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 12/31/2015	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$55,864	$189,814	$(199,333)	$46,345	$11

Totals	$55,864	$189,814	$(199,333)	$46,345	$11

50	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 76.6%

Consumer Discretionary — 21.2%
1011778 BC ULC/New Red Finance
6.000%, 04/01/22 (A)	$1,976	$2,035
Adelphia Communications (Escrow Security)
10.250%, 06/15/11 (B)	150	1
0.000%, 02/15/04	25	—
0.000%, 01/15/09 (B)	225	1
Affinity Gaming
9.000%, 05/15/18	5,395	5,422
Altice
7.750%, 05/15/22 (A)	5,707	5,151
7.625%, 02/15/25 (A)	200	172
Altice Finco
8.125%, 01/15/24 (A)	610	590
7.625%, 02/15/25 (A)	205	190
Altice US Finance
7.750%, 07/15/25 (A)	970	888
Altice US Finance I
5.375%, 07/15/23 (A)	3,329	3,337
AMC Entertainment
5.750%, 06/15/25	2,485	2,497
American Axle & Manufacturing
6.250%, 03/15/21	845	875
Apex Tool Group
7.000%, 02/01/21 (A)	1,770	1,363
Aramark Services
5.125%, 01/15/24 (A)	535	545
Ashtead Capital
6.500%, 07/15/22 (A)	2,855	2,976
Aventine (Escrow Security)
0.000%, 10/15/49 (B) (C) (D) (E)	2,750	1
Beazer Homes USA
5.750%, 06/15/19	1,560	1,435
Belo
7.750%, 06/01/27	1,675	1,767
Bon-Ton Department Stores
8.000%, 06/15/21	6,220	2,053
Boyd Gaming
9.000%, 07/01/20	1,980	2,099
6.875%, 05/15/23	970	996
Brookfield Residential Properties
6.375%, 05/15/25 (A)	458	426
Cable One
5.750%, 06/15/22 (A)	1,410	1,403
Cablevision Systems
7.750%, 04/15/18	500	520
5.875%, 09/15/22	1,917	1,629
Caesars Entertainment Operating
9.000%, 02/15/20 (B)	13,785	10,477
8.500%, 02/15/20 (B)	1,260	957

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Caesars Entertainment Resort Properties
8.000%, 10/01/20	$3,259	$3,096
Caleres
6.250%, 08/15/23	845	832
CCO Holdings LLC
6.625%, 01/31/22	1,510	1,591
6.500%, 04/30/21	1,035	1,076
5.875%, 05/01/27 (A)	1,304	1,297
5.375%, 05/01/25 (A)	1,670	1,662
5.125%, 02/15/23	2,000	2,003
5.125%, 05/01/23 (A)	1,000	1,000
CCO Safari II
6.384%, 10/23/35 (A)	315	318
4.908%, 07/23/25 (A)	3,419	3,416
CCOH Safari
5.750%, 02/15/26 (A)	2,676	2,683
Cedar Fair
5.375%, 06/01/24	1,174	1,186
5.250%, 03/15/21	2,250	2,317
Century Communities
6.875%, 05/15/22	4,130	3,789
Chester Downs & Marina
9.250%, 02/01/20 (A)	4,490	3,199
Chinos Intermediate Holdings
7.750%, 05/01/19 (A)	1,101	275
Cinemark USA
7.375%, 06/15/21	565	595
5.125%, 12/15/22	1,390	1,379
4.875%, 06/01/23	400	390
Claire’s Stores
9.000%, 03/15/19 (A)	3,790	2,293
8.875%, 03/15/19	2,950	678
Clear Channel Worldwide Holdings
7.625%, 03/15/20	2,090	1,924
6.500%, 11/15/22	3,750	3,647
ClubCorp Club Operations
8.250%, 12/15/23 (A)	1,520	1,490
Cogeco Cable
4.875%, 05/01/20 (A)	1,050	1,047
Columbus International
7.375%, 03/30/21 (A)	2,345	2,330
CSC Holdings
8.625%, 02/15/19	2,125	2,263
6.750%, 11/15/21	1,250	1,228
5.250%, 06/01/24	1,334	1,171
CST Brands
5.000%, 05/01/23	350	347
Cumulus Media Holdings
7.750%, 05/01/19	3,125	1,055

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Dana Holding
6.750%, 02/15/21	$1,108	$1,138
6.000%, 09/15/23	1,125	1,128
5.500%, 12/15/24	465	451
5.375%, 09/15/21	200	199
DISH DBS
6.750%, 06/01/21	1,760	1,773
5.875%, 07/15/22	4,105	3,828
5.875%, 11/15/24	4,015	3,574
5.000%, 03/15/23	2,685	2,329
Dollar Tree
5.750%, 03/01/23 (A)	565	585
DreamWorks Animation
6.875%, 08/15/20 (A)	1,025	1,010
Empire Today
11.375%, 02/01/17 (A)	2,000	1,880
ESH Hospitality
5.250%, 05/01/25‡ (A)	1,760	1,716
Expo Event Transco
9.000%, 06/15/21 (A)	1,950	1,853
Fiat Chrysler Automobiles
5.250%, 04/15/23	200	196
4.500%, 04/15/20	210	213
Fontainebleau Las Vegas Holdings
10.250%, 06/15/15 (A) (B)	3,108	—
Gannett
5.500%, 09/15/24 (A)	336	336
4.875%, 09/15/21 (A)	160	160
General Motors
4.875%, 10/02/23	1,180	1,207
General Motors Financial
3.450%, 04/10/22	250	240
Gibson Brands
8.875%, 08/01/18 (A)	1,414	820
Goodyear Tire & Rubber
8.750%, 08/15/20	155	184
6.500%, 03/01/21	2,145	2,255
5.125%, 11/15/23	2,145	2,199
Group 1 Automotive
5.250%, 12/15/23 (A)	775	767
Guitar Center
9.625%, 04/15/20 (A)	3,435	2,404
6.500%, 04/15/19 (A)	3,590	3,016
Gymboree
9.125%, 12/01/18	785	177
Harrah’s Operating
11.250%, 06/01/17 (B)	530	398
Hillman Group
6.375%, 07/15/22 (A)	710	589
Hilton Worldwide Finance
5.625%, 10/15/21	290	301

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
iHeartCommunications
14.000%, 02/01/21	$2,896	$789
10.625%, 03/15/23	951	667
10.000%, 01/15/18	550	209
9.000%, 12/15/19	774	565
9.000%, 03/01/21	425	297
9.000%, 09/15/22	2,748	1,896
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/20 (A)	4,420	4,089
International Game Technology
6.500%, 02/15/25 (A)	675	593
6.250%, 02/15/22 (A)	920	860
Interval Acquisition
5.625%, 04/15/23 (A)	620	615
Isle of Capri Casinos
5.875%, 03/15/21	535	546
Jarden
5.000%, 11/15/23 (A)	1,800	1,841
JC Penney
8.125%, 10/01/19	570	516
7.950%, 04/01/17	733	727
6.375%, 10/15/36	840	517
5.750%, 02/15/18	726	666
5.650%, 06/01/20	1,015	812
Kosmos Energy
7.875%, 08/01/21	1,490	1,199
L Brands
6.950%, 03/01/33	1,146	1,140
6.875%, 11/01/35 (A)	2,225	2,286
6.625%, 04/01/21	1,015	1,124
5.625%, 02/15/22	1,175	1,249
5.625%, 10/15/23	585	620
Landry’s
9.375%, 05/01/20 (A)	2,420	2,547
Lear
5.250%, 01/15/25	595	605
Liberty Media LLC
8.250%, 02/01/30	5,215	5,189
LIN Television
5.875%, 11/15/22	1,332	1,325
LKQ
4.750%, 05/15/23	530	497
LTF Merger Sub
8.500%, 06/15/23 (A)	3,056	2,918
M/I Homes
6.750%, 01/15/21 (A)	545	537
McClatchy
9.000%, 12/15/22	1,885	1,678
McGraw-Hill Global Education Holdings
9.750%, 04/01/21	450	477
MDC Partners
6.750%, 04/01/20 (A)	1,375	1,416

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MGM Resorts International
7.750%, 03/15/22	$1,500	$1,594
6.750%, 10/01/20	235	242
6.625%, 12/15/21	2,900	2,969
6.000%, 03/15/23	4,497	4,463
5.250%, 03/31/20	1,460	1,445
Midcontinent Communications & Midcontinent Finance
6.875%, 08/15/23 (A)	3,035	3,073
6.250%, 08/01/21 (A)	400	404
Millennium (Escrow Security)
7.625%, 11/15/26 (B)	175	—
Mohegan Tribal Gaming Authority
9.750%, 09/01/21 (A)	10,112	10,087
Monitronics International
9.125%, 04/01/20	7,870	6,237
Murphy Oil USA
6.000%, 08/15/23	1,350	1,417
Neiman Marcus Group
8.000%, 10/15/21 (A)	515	381
Neiman Marcus Group PIK
8.750%, 10/15/21 (A)	675	419
Neptune Finco
10.875%, 10/15/25 (A)	2,627	2,752
10.125%, 01/15/23 (A)	4,684	4,883
6.625%, 10/15/25 (A)	795	827
Netflix
5.875%, 02/15/25 (A)	1,684	1,726
5.500%, 02/15/22 (A)	405	415
Nexstar Broadcasting
6.875%, 11/15/20	2,900	2,965
6.125%, 02/15/22 (A)	515	505
Nine West Holdings
8.250%, 03/15/19 (A)	4,604	921
Numericable Group
6.250%, 05/15/24 (A)	4,501	4,343
6.000%, 05/15/22 (A)	4,205	4,079
Omega US
8.750%, 07/15/23 (A)	2,359	2,176
Outfront Media Capital
5.875%, 03/15/25	1,485	1,507
5.625%, 02/15/24	305	313
5.250%, 02/15/22	390	399
Party City Holdings
6.125%, 08/15/23 (A)	910	883
Petco Animal Supplies
9.250%, 12/01/18 (A)	1,310	1,344
Pinnacle Entertainment
7.750%, 04/01/22	420	456
7.500%, 04/15/21	3,000	3,128
6.375%, 08/01/21	660	694

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Quebecor Media
5.750%, 01/15/23	$1,225	$1,234
Quebecor Media (Escrow Security)
0.000%, 11/15/13 (B) (F)	1,725	2
0.000%, 03/15/16 (B)	1,915	3
Radio One
9.250%, 02/15/20 (A)	2,946	2,327
7.375%, 04/15/22 (A)	3,447	3,068
Radio Systems
8.375%, 11/01/19 (A)	910	944
RCN Telecom Services
8.500%, 08/15/20 (A)	920	929
Regal Entertainment Group
5.750%, 03/15/22	480	480
5.750%, 06/15/23	130	129
RSI Home Products
6.500%, 03/15/23 (A)	885	912
Sally Holdings
5.750%, 06/01/22	200	207
5.625%, 12/01/25	2,824	2,852
Schaeffler Finance MTN
4.750%, 05/15/21 (A)	265	266
4.750%, 05/15/23 (A)	250	245
4.250%, 05/15/21 (A)	1,000	993
Schaeffler Finance PIK
6.750%, 11/15/22 (A)	625	672
Scientific Games International
10.000%, 12/01/22	2,732	1,939
7.000%, 01/01/22 (A)	1,050	1,003
Seminole Tribe of Florida
6.535%, 10/01/20 (A)	380	395
Serta Simmons Bedding
8.125%, 10/01/20 (A)	2,255	2,356
Service International
7.500%, 04/01/27	1,295	1,502
5.375%, 05/15/24	816	841
ServiceMaster
7.450%, 08/15/27	1,900	1,890
7.250%, 03/01/38	2,990	2,807
Shingle Springs Tribal Gaming Authority
9.750%, 09/01/21 (A)	3,595	3,667
Sinclair Television Group
6.125%, 10/01/22	310	316
5.625%, 08/01/24 (A)	2,693	2,619
5.375%, 04/01/21	5,700	5,714
Sirius XM Radio
6.000%, 07/15/24 (A)	713	745
5.875%, 10/01/20 (A)	1,000	1,048
5.750%, 08/01/21 (A)	1,065	1,097
5.375%, 04/15/25 (A)	3,860	3,884
4.625%, 05/15/23 (A)	2,242	2,197
4.250%, 05/15/20 (A)	3,928	3,967

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Six Flags Entertainment
5.250%, 01/15/21 (A)	$3,200	$3,240
Spanish Broadcasting System
12.500%, 04/15/17 (A)	1,603	1,575
Station Casinos
7.500%, 03/01/21	2,043	2,084
Taylor Morrison Communities
5.625%, 03/01/24 (A)	3,010	2,890
TEGNA
6.375%, 10/15/23	65	69
Tempur Sealy International
6.875%, 12/15/20	575	602
5.625%, 10/15/23 (A)	1,440	1,455
Time
5.750%, 04/15/22 (A)	740	677
Time Warner Cable
6.750%, 06/15/39	525	527
5.500%, 09/01/41	710	641
Townsquare Media
6.500%, 04/01/23 (A)	3,370	3,084
Toys R Us
10.375%, 08/15/17	6,175	4,353
Tribune Media
5.875%, 07/15/22 (A)	2,275	2,275
UCI International
8.625%, 02/15/19	1,165	402
Unitymedia Hessen GmbH & KG
5.500%, 01/15/23 (A)	2,730	2,723
5.000%, 01/15/25 (A)	1,100	1,051
Univision Communications
8.500%, 05/15/21 (A)	2,325	2,377
5.125%, 02/15/25 (A)	1,600	1,520
Videotron
5.375%, 06/15/24 (A)	635	638
5.000%, 07/15/22	1,975	1,975
Viking Cruises
6.250%, 05/15/25 (A)	4,215	3,456
Vista Outdoor
5.875%, 10/01/23 (A)	405	415
VTR Finance
6.875%, 01/15/24 (A)	1,920	1,766
Wave Holdco PIK
8.250%, 07/15/19 (A)	381	368
WideOpenWest Finance
13.375%, 10/15/19	585	547
10.250%, 07/15/19	1,725	1,629
WMG Acquisition
6.000%, 01/15/21 (A)	851	855
5.625%, 04/15/22 (A)	65	63
Wynn Las Vegas
5.500%, 03/01/25 (A)	2,410	2,148
4.250%, 05/30/23 (A)	479	410

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Yum! Brands
6.875%, 11/15/37	$2,755	$2,343
5.350%, 11/01/43	130	99
ZF North America Capital
4.750%, 04/29/25 (A)	1,055	1,005
4.500%, 04/29/22 (A)	575	562

		349,442

Consumer Staples — 3.5%
Albea Beauty Holdings
8.375%, 11/01/19 (A)	940	977
B&G Foods
4.625%, 06/01/21	510	505
Bumble Bee Holdco PIK
9.625%, 03/15/18 (A)	2,092	2,092
Bumble Bee Holdings
9.000%, 12/15/17 (A)	1,106	1,120
Central Garden & Pet
6.125%, 11/15/23	570	576
Chiquita Brands International
7.875%, 02/01/21	210	220
Constellation Brands
4.750%, 11/15/24	540	551
4.750%, 12/01/25	345	351
4.250%, 05/01/23	420	420
Cott Beverages
6.750%, 01/01/20	455	470
5.375%, 07/01/22	1,525	1,494
CVS Health
5.000%, 12/01/24 (A)	1,095	1,185
4.750%, 12/01/22 (A)	142	152
Darling Ingredients
5.375%, 01/15/22	125	123
Dean Foods
6.500%, 03/15/23 (A)	280	291
Diamond Foods
7.000%, 03/15/19 (A)	900	929
Elizabeth Arden
7.375%, 03/15/21	2,359	1,510
Energizer Holdings
5.500%, 06/15/25 (A)	715	672
HRG Group
7.875%, 07/15/19	1,734	1,812
7.750%, 01/15/22	1,717	1,683
JBS Investments GmbH
7.750%, 10/28/20 (A)	245	235
7.250%, 04/03/24 (A)	340	309
JBS USA
5.875%, 07/15/24 (A)	530	480
5.750%, 06/15/25 (A)	1,780	1,548

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KeHE Distributors
7.625%, 08/15/21 (A)	$1,900	$1,933
Kronos Acquisition Holdings
9.000%, 08/15/23 (A)	1,085	927
New Albertsons
8.700%, 05/01/30	360	340
8.000%, 05/01/31	8,010	7,289
7.750%, 06/15/26	160	147
7.450%, 08/01/29	2,100	1,859
Post Holdings
8.000%, 07/15/25 (A)	430	456
7.750%, 03/15/24 (A)	1,455	1,524
7.375%, 02/15/22	2,460	2,565
6.000%, 12/15/22 (A)	1,639	1,606
Rite Aid
7.700%, 02/15/27	2,550	2,971
6.125%, 04/01/23 (A)	4,287	4,437
Spectrum Brands
6.625%, 11/15/22	990	1,045
6.125%, 12/15/24 (A)	1,786	1,857
5.750%, 07/15/25 (A)	926	949
SUPERVALU
7.750%, 11/15/22	1,810	1,643
6.750%, 06/01/21	3,650	3,303
Vector Group
7.750%, 02/15/21	2,595	2,738

		57,294

Energy — 6.7%
Alpha Natural Resources
6.250%, 06/01/21 (B)	600	1
6.000%, 06/01/19 (B)	1,825	5
American Energy-Permian Basin
8.000%, 06/15/20 (A)	2,266	1,677
7.375%, 11/01/21 (A)	310	115
7.125%, 11/01/20 (A)	210	77
American Greetings
7.375%, 12/01/21	555	580
Antero Resources
6.000%, 12/01/20	480	401
5.125%, 12/01/22	125	95
Archrock Partners
6.000%, 04/01/21	475	391
Atlas Energy Holdings Operating
9.250%, 08/15/21	2,050	421
7.750%, 01/15/21	1,250	249
Atwood Oceanics
6.500%, 02/01/20	1,005	538
Basic Energy Services
7.750%, 02/15/19	2,680	884
7.750%, 10/15/22	865	286

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bellatrix Exploration
8.500%, 05/15/20 (A)	$1,606	$1,140
Berry Petroleum
6.750%, 11/01/20	1,060	268
6.375%, 09/15/22	2,373	575
Bill Barrett
7.625%, 10/01/19	2,078	1,455
Blue Racer Midstream
6.125%, 11/15/22 (A)	3,108	2,145
BreitBurn Energy Partners
8.625%, 10/15/20	950	190
7.875%, 04/15/22	539	97
California Resources
6.000%, 11/15/24	830	253
Calumet Specialty Products Partners
7.625%, 01/15/22	1,345	1,143
Carrizo Oil & Gas
7.500%, 09/15/20	375	327
6.250%, 04/15/23	286	232
CHC Helicopter
9.250%, 10/15/20	139	67
Chesapeake Energy
6.875%, 11/15/20	65	18
6.625%, 08/15/20	765	222
6.125%, 02/15/21	790	223
4.875%, 04/15/22	180	50
3.571%, 04/15/19 (G)	175	49
Citgo Holding
10.750%, 02/15/20 (A)	1,790	1,736
Cloud Peak Energy Resources
8.500%, 12/15/19	887	444
Comstock Resources
10.000%, 03/15/20 (A)	685	315
Concho Resources
5.500%, 04/01/23	75	69
Crestwood Midstream Partners
6.250%, 04/01/23 (A)	365	255
CSI Compressco
7.250%, 08/15/22	1,075	796
Denbury Resources
5.500%, 05/01/22	815	271
4.625%, 07/15/23	1,159	373
Endeavor Energy Resources
7.000%, 08/15/21 (A)	3,600	3,204
Energy Transfer Equity
5.875%, 01/15/24	5,139	4,188
5.500%, 06/01/27	300	228
EP Energy
9.375%, 05/01/20	1,685	1,074
7.750%, 09/01/22	435	222
EV Energy Partners
8.000%, 04/15/19	860	430

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
EXCO Resources
8.500%, 04/15/22	$545	$98
Genesis Energy
6.750%, 08/01/22	1,362	1,158
6.000%, 05/15/23	1,463	1,170
5.750%, 02/15/21	105	89
Gibson Energy
6.750%, 07/15/21 (A)	3,750	3,591
Halcon Resources
13.000%, 02/15/22 (A)	1,690	575
8.625%, 02/01/20 (A)	905	624
Hiland Partners
7.250%, 10/01/20 (A)	2,634	2,660
5.500%, 05/15/22 (A)	975	936
IronGate Energy Services
11.000%, 07/01/18 (A)	400	220
Jupiter Resources
8.500%, 10/01/22 (A)	3,680	1,472
Kinder Morgan
5.000%, 02/15/21 (A)	441	419
Laredo Petroleum
7.375%, 05/01/22	450	414
Legacy Reserves
8.000%, 12/01/20	2,040	428
6.625%, 12/01/21	1,555	327
Linn Energy
8.625%, 04/15/20	85	14
7.750%, 02/01/21	1,435	208
6.250%, 11/01/19	4,035	666
MarkWest Energy Partners
5.500%, 02/15/23	845	739
4.875%, 12/01/24	2,890	2,587
4.875%, 06/01/25	1,290	1,155
MEG Energy
7.000%, 03/31/24 (A)	975	692
6.500%, 03/15/21 (A)	1,016	711
6.375%, 01/30/23 (A)	840	576
Memorial Production Partners
7.625%, 05/01/21	4,703	1,411
6.875%, 08/01/22	5,025	1,507
Midstates Petroleum
10.750%, 10/01/20	2,540	305
10.000%, 06/01/20	720	331
9.250%, 06/01/21	360	41
Milagro Oil & Gas
10.500%, 05/15/16 (B)	1,700	519
Murray Energy
11.250%, 04/15/21 (A)	3,005	548
Newfield Exploration
5.750%, 01/30/22	285	252
5.375%, 01/01/26	1,230	1,018

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NGL Energy Partners
6.875%, 10/15/21	$1,600	$1,200
NuStar Logistics
6.750%, 02/01/21	1,110	1,043
Oasis Petroleum
6.875%, 03/15/22	710	454
ONEOK
7.500%, 09/01/23	1,250	1,041
Pacific Drilling
5.375%, 06/01/20 (A)	2,360	979
Parker Drilling
6.750%, 07/15/22	1,060	726
PBF Holding
7.000%, 11/15/23 (A)	805	785
PBF Logistics
6.875%, 05/15/23	3,290	2,994
Peabody Energy
6.500%, 09/15/20	130	18
6.250%, 11/15/21	1,145	157
Petrobras Global Finance
6.850%, 06/05/15	695	450
6.750%, 01/27/41	1,475	944
Pioneer Energy Services
6.125%, 03/15/22	585	272
Range Resources
4.875%, 05/15/25 (A)	1,010	768
Regency Energy Partners
5.875%, 03/01/22	2,080	1,960
5.500%, 04/15/23	510	459
5.000%, 10/01/22	325	288
Rockies Express Pipeline
5.625%, 04/15/20 (A)	3,850	3,542
Rose Rock Midstream
5.625%, 07/15/22	3,656	2,596
5.625%, 11/15/23 (A)	365	259
RSP Permian
6.625%, 10/01/22	250	230
Sabine Pass Liquefaction
6.250%, 03/15/22	2,530	2,340
5.750%, 05/15/24	2,655	2,310
5.625%, 02/01/21	3,095	2,847
5.625%, 04/15/23	6,020	5,283
5.625%, 03/01/25 (A)	3,593	3,041
Sanchez Energy
7.750%, 06/15/21	85	52
6.125%, 01/15/23	430	232
SandRidge Energy
8.750%, 01/15/20	212	21
8.750%, 06/01/20 (A)	644	196
8.125%, 10/15/22	711	78
7.500%, 02/15/23	3,515	382

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Seventy Seven Energy
6.500%, 07/15/22	$305	$48
SM Energy
6.500%, 01/01/23	643	472
6.125%, 11/15/22	465	342
5.625%, 06/01/25	295	195
Summit Midstream Holdings
5.500%, 08/15/22	999	739
Targa Resources Partners
6.750%, 03/15/24 (A)	2,490	2,123
6.625%, 10/01/20 (A)	1,724	1,556
5.250%, 05/01/23	40	32
4.125%, 11/15/19	165	137
Tesoro Logistics
6.250%, 10/15/22 (A)	255	242
6.125%, 10/15/21	215	204
5.875%, 10/01/20	783	748
5.500%, 10/15/19 (A)	220	213
Transocean
4.300%, 10/15/22	350	186
Trinidad Drilling
7.875%, 01/15/19 (A)	735	647
Ultra Petroleum
6.125%, 10/01/24 (A)	445	101
5.750%, 12/15/18 (A)	1,400	336
Unit
6.625%, 05/15/21	2,000	1,440
Vanguard Natural Resources
7.875%, 04/01/20	420	111
Walter Energy
9.875%, 12/15/20 (B)	3,745	–
8.500%, 04/15/21 (B)	1,455	–
Western Refining Logistics
7.500%, 02/15/23	1,135	1,084
Whiting Petroleum
6.500%, 10/01/18	400	303
6.250%, 04/01/23	1,825	1,314
5.750%, 03/15/21	1,294	943
1.250%, 04/01/20 (A)	280	191
Williams Partners
6.125%, 07/15/22	620	587
WPX Energy
8.250%, 08/01/23	1,241	993
5.250%, 09/15/24	225	148
YPF
8.750%, 04/04/24 (A)	1,335	1,293

		109,915

Financials — 7.9%
AAF Holdings PIK
12.000%, 07/01/19 (A)	1,016	960

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ally Financial
8.000%, 03/15/20	$1,204	$1,373
5.750%, 11/20/25	1,865	1,888
5.125%, 09/30/24	4,138	4,236
4.625%, 05/19/22	805	809
4.625%, 03/30/25	1,550	1,531
4.125%, 03/30/20	740	736
3.500%, 01/27/19	1,480	1,460
American Equity Investment Life Holding
6.625%, 07/15/21	1,900	1,976
Argos Merger
7.125%, 03/15/23 (A)	1,660	1,646
Bank of America
8.000%, 12/29/49 (G)	1,580	1,608
6.500%, 12/31/49 (G)	1,755	1,849
5.125%, 12/31/49 (G)	1,917	1,826
CIT Group
6.625%, 04/01/18 (A)	250	264
5.500%, 02/15/19 (A)	3,225	3,370
3.875%, 02/19/19	805	801
Citigroup
5.950%, 12/29/49*	1,950	1,908
City National Bank
9.000%, 08/12/19	3,384	4,028
Communications Sales & Leasing
8.250%, 10/15/23‡	1,470	1,242
6.000%, 04/15/23‡ (A)	1,824	1,724
Corrections Corp of America
5.000%, 10/15/22‡	245	244
4.625%, 05/01/23‡	1,715	1,655
Credit Acceptance
7.375%, 03/15/23	3,935	3,915
Credit Suisse Group
7.500%, 12/11/48 (A) (G)	2,775	2,913
CTR Partnership
5.875%, 06/01/21‡	1,970	1,987
Denali Borrower
5.625%, 10/15/20 (A)	805	843
Equinix
5.875%, 01/15/26‡	940	968
5.750%, 01/01/25‡	790	808
5.375%, 01/01/22‡	200	205
4.875%, 04/01/20‡	2,175	2,261
FelCor Lodging
6.000%, 06/01/25	108	110
Genworth Holdings
7.625%, 09/24/21	5,355	4,447
6.500%, 06/15/34	230	139
GEO Group
5.875%, 01/15/22‡	1,340	1,320
5.875%, 10/15/24‡	1,870	1,814
5.125%, 04/01/23‡	740	701

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GLP Capital
4.875%, 11/01/20	$643	$630
Harland Clarke Holdings
9.250%, 03/01/21 (A)	7,548	5,925
HUB International
7.875%, 10/01/21 (A)	4,805	4,324
Infinity Acquisition
7.250%, 08/01/22 (A)	585	503
ING Group
6.500%, 12/31/49	1,055	1,034
Iron Mountain
6.000%, 10/01/20‡ (A)	540	570
6.000%, 08/15/23‡	540	559
Jefferies Finance
6.875%, 04/15/22 (A)	2,645	2,222
JPMorgan Chase
7.900%, 04/29/49 (G)	1,967	2,002
6.750%, 08/29/49 (G)	3,485	3,799
6.000%, 12/29/49 (G)	1,260	1,258
Kennedy-Wilson
5.875%, 04/01/24	700	676
LBG Capital No. 1 MTN
8.000%, 06/15/20 (G)	2,000	2,078
Lloyds Banking Group
7.500%, 12/01/99 (G)	6,525	6,949
Mattamy Group
6.500%, 11/15/20 (A)	1,530	1,454
Morgan Stanley
5.550%, 12/29/49 (G)	1,860	1,860
MSCI
5.750%, 08/15/25 (A)	791	811
5.250%, 11/15/24 (A)	1,310	1,329
National Life Insurance
10.500%, 09/15/39 (A)	990	1,485
Nationstar Mortgage
6.500%, 08/01/18	1,350	1,313
6.500%, 07/01/21	1,525	1,349
NSG Holdings
7.750%, 12/15/25 (A)	1,792	1,936
Opal Acquisition
8.875%, 12/15/21 (A)	3,700	3,071
Popular
7.000%, 07/01/19	2,488	2,326
Quicken Loans
5.750%, 05/01/25 (A)	3,595	3,424
RHP Hotel Properties
5.000%, 04/15/21‡	2,508	2,552
5.000%, 04/15/23‡	720	720
Royal Bank of Scotland Group PLC
8.000%, 12/29/49 (G)	1,745	1,846
5.125%, 05/28/24	780	790

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Santander Issuances
5.179%, 11/19/25	$600	$591
Societe Generale
8.000%, 12/30/49 (A) (G)	655	667
US Bancorp
5.125%, 12/29/49 (G)	1,845	1,854
USI
7.750%, 01/15/21 (A)	1,380	1,325
Walter Investment Management
7.875%, 12/15/21	1,342	1,060
4.500%, 11/01/19	1,156	741
Wells Fargo
7.980%, 03/15/18 (G)	950	987
Wilton Re Finance LLC
5.875%, 03/30/33 (A) (G)	1,900	1,993
XLIT
6.500%, 12/31/49 (G)	1,105	803
York Risk Services Holding
8.500%, 10/01/22 (A)	2,250	1,845

		130,226

Health Care — 8.5%
21st Century Oncology
11.000%, 05/01/23 (A)	575	443
Acadia Healthcare
5.625%, 02/15/23	1,170	1,106
5.125%, 07/01/22	1,600	1,496
Alere
6.500%, 06/15/20	215	207
6.375%, 07/01/23 (A)	305	285
Amsurg
5.625%, 11/30/20	700	711
5.625%, 07/15/22	3,495	3,460
Aurora Diagnostics Holdings
10.750%, 01/15/18	4,385	2,850
CHS
8.000%, 11/15/19	1,475	1,486
7.125%, 07/15/20	2,650	2,640
6.875%, 02/01/22	2,515	2,386
Concordia Healthcare
9.500%, 10/21/22 (A)	500	492
7.000%, 04/15/23 (A)	2,000	1,735
DaVita HealthCare Partners
5.125%, 07/15/24	3,615	3,615
5.000%, 05/01/25	4,420	4,265
DJO Finco
8.125%, 06/15/21 (A)	1,510	1,340
Endo
6.000%, 07/15/23 (A)	1,397	1,390
Endo Finance
6.000%, 02/01/25 (A)	1,825	1,798

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ExamWorks Group
5.625%, 04/15/23	$1,680	$1,672
Fresenius Medical Care US Finance II
5.625%, 07/31/19 (A)	1,375	1,482
4.750%, 10/15/24 (A)	800	780
4.125%, 10/15/20 (A)	2,250	2,272
Grifols Worldwide Operations
5.250%, 04/01/22	3,689	3,707
HCA
7.500%, 02/15/22	5,875	6,507
6.500%, 02/15/20	520	566
5.875%, 02/15/26	2,150	2,158
5.375%, 02/01/25	7,165	7,075
5.250%, 04/15/25	2,340	2,358
5.000%, 03/15/24	863	861
HealthSouth
5.750%, 11/01/24 (A)	2,753	2,626
5.750%, 09/15/25 (A)	2,037	1,894
5.125%, 03/15/23	463	443
Hill-Rom Holdings
5.750%, 09/01/23 (A)	2,035	2,076
Hologic
5.250%, 07/15/22 (A)	705	719
IASIS Healthcare
8.375%, 05/15/19	4,112	3,783
Immucor
11.125%, 08/15/19	3,035	2,762
IMS Health
6.000%, 11/01/20 (A)	785	809
inVentiv Health PIK
10.000%, 08/15/18 (A)	603	572
inVentiv Health
10.000%, 08/15/18	388	375
9.000%, 01/15/18 (A)	980	1,004
Jaguar Holding II
6.375%, 08/01/23 (A)	530	517
Kindred Healthcare
8.750%, 01/15/23	195	179
8.000%, 01/15/20	1,848	1,728
6.375%, 04/15/22	2,940	2,440
Kinetic Concepts
12.500%, 11/01/19	990	901
10.500%, 11/01/18	1,965	1,916
LifePoint Health
5.875%, 12/01/23	1,685	1,710
LifePoint Hospitals
5.500%, 12/01/21	2,940	2,991

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mallinckrodt International Finance
5.750%, 08/01/22 (A)	$255	$245
5.625%, 10/15/23 (A)	895	850
5.500%, 04/15/25 (A)	1,491	1,372
4.875%, 04/15/20 (A)	409	394
4.750%, 04/15/23	2,076	1,837
MEDNAX
5.250%, 12/01/23 (A)	1,500	1,507
Molina Healthcare
5.375%, 11/15/22 (A)	406	406
MPH Acquisition Holdings
6.625%, 04/01/22 (A)	1,140	1,143
Prestige Brands
5.375%, 12/15/21 (A)	100	96
Quintiles Transnational
4.875%, 05/15/23 (A)	2,255	2,266
Select Medical
6.375%, 06/01/21	155	136
Sterigenics-Nordion Holdings
6.500%, 05/15/23 (A)	2,870	2,741
Surgical Care Affiliates
6.000%, 04/01/23 (A)	667	650
Team Health
7.250%, 12/15/23 (A)	1,329	1,376
Tenet Healthcare
8.125%, 04/01/22	3,590	3,581
8.000%, 08/01/20	660	662
6.750%, 02/01/20	1,861	1,768
6.750%, 06/15/23	6,481	6,011
6.000%, 10/01/20	660	695
5.500%, 03/01/19	1,323	1,247
4.750%, 06/01/20	485	487
4.500%, 04/01/21	260	254
4.012%, 06/15/20 (A) (G)	545	531
Trinseo Materials Operating
6.750%, 05/01/22 (A)	200	197
Truven Health Analytics
10.625%, 06/01/20	1,591	1,599
Valeant Pharmaceuticals International
7.250%, 07/15/22 (A)	1,033	1,010
7.000%, 10/01/20 (A)	2,805	2,798
6.750%, 08/15/21 (A)	905	873
6.125%, 04/15/25 (A)	3,896	3,477
5.875%, 05/15/23 (A)	2,516	2,245
5.500%, 03/01/23 (A)	3,193	2,810
5.375%, 03/15/20 (A)	836	786
Valeant Pharmaceuticals International Escrow
7.500%, 07/15/21 (A)	3,470	3,461

		140,099

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Industrials — 7.9%
ACCO Brands
6.750%, 04/30/20	$1,055	$1,087
Actuant
5.625%, 06/15/22	3,000	3,060
ADT
6.250%, 10/15/21	80	84
3.500%, 07/15/22	895	801
AECOM
5.875%, 10/15/24	915	933
5.750%, 10/15/22	135	139
AerCap Ireland Capital
4.625%, 10/30/20	310	317
4.625%, 07/01/22	275	278
4.500%, 05/15/21	2,637	2,680
Air Medical Merger
6.375%, 05/15/23 (A)	2,870	2,554
Aircastle
7.625%, 04/15/20	210	236
5.125%, 03/15/21	665	684
Algeco Scotsman Global Finance
8.500%, 10/15/18 (A)	2,385	1,997
Allegion
5.875%, 09/15/23	435	444
Allegion US Holding
5.750%, 10/01/21	1,031	1,044
Alphabet Holding PIK
7.750%, 11/01/17	1,960	1,911
American Builders & Contractors Supply
5.750%, 12/15/23 (A)	665	670
5.625%, 04/15/21 (A)	700	709
American Tire Distributors
10.250%, 03/01/22 (A)	1,235	1,130
APX Group
8.750%, 12/01/20	6,680	5,427
Associated Materials
9.125%, 11/01/17	385	266
Avis Budget Car Rental
5.500%, 04/01/23	960	962
5.250%, 03/15/25 (A)	1,470	1,393
5.125%, 06/01/22 (A)	110	109
Beacon Roofing Supply
6.375%, 10/01/23 (A)	480	489
BlueLine Rental Finance
7.000%, 02/01/19 (A)	865	778
Boart Longyear Management Properties
10.000%, 10/01/18 (A)	2,000	1,460
7.000%, 04/01/21 (A)	4,090	1,636
Bombardier
7.500%, 03/15/25 (A)	1,195	836
6.000%, 10/15/22 (A)	930	652

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Builders FirstSource
10.750%, 08/15/23 (A)	$1,440	$1,429
7.625%, 06/01/21 (A)	1,218	1,282
Building Materials Corp of America
6.000%, 10/15/25 (A)	445	454
CDW
5.500%, 12/01/24	430	451
5.000%, 09/01/23	1,750	1,776
CEB
5.625%, 06/15/23 (A)	200	198
Cenveo
11.500%, 05/15/17	3,950	3,654
6.000%, 08/01/19 (A)	3,945	2,781
Ceridian HCM Holding
11.000%, 03/15/21 (A)	1,300	1,020
Ceva Group PLC
7.000%, 03/01/21 (A)	950	788
Clean Harbors
5.250%, 08/01/20	3,995	4,075
CNH Industrial Capital
4.375%, 11/06/20	355	335
3.875%, 07/16/18	175	169
3.625%, 04/15/18	465	458
Covanta Holding
5.875%, 03/01/24	475	430
CPG Merger
8.000%, 10/01/21 (A)	955	936
DigitalGlobe
5.250%, 02/01/21 (A)	4,375	3,675
EnPro Industries
5.875%, 09/15/22	222	220
FGI Operating
7.875%, 05/01/20	930	670
Florida East Coast Holdings
6.750%, 05/01/19 (A)	2,139	1,957
Gardner Denver
6.875%, 08/15/21 (A)	2,392	1,830
GenCorp
7.125%, 03/15/21	1,200	1,248
General Cable
5.750%, 10/01/22	885	681
Global A&T Electronics
10.000%, 02/01/19 (A)	400	316
Great Lakes Dredge & Dock
7.375%, 02/01/19	1,087	1,011
H&E Equipment Services
7.000%, 09/01/22	835	818
HD Supply
11.500%, 07/15/20	685	758
7.500%, 07/15/20	1,567	1,630
5.250%, 12/15/21 (A)	590	602

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hertz
7.375%, 01/15/21	$365	$379
6.250%, 10/15/22	1,170	1,211
5.875%, 10/15/20	670	691
Huntington Ingalls Industries
5.000%, 12/15/21 (A)	300	305
5.000%, 11/15/25 (A)	1,251	1,270
Icahn Enterprises
5.875%, 02/01/22	1,615	1,579
4.875%, 03/15/19	1,632	1,617
International Lease Finance
6.250%, 05/15/19	800	857
5.875%, 04/01/19	1,755	1,860
5.875%, 08/15/22	1,060	1,129
4.625%, 04/15/21	35	36
Jack Cooper Holdings
9.250%, 06/01/20 (A)	1,095	909
James Hardie International Finance
5.875%, 02/15/23 (A)	1,585	1,617
JCH Parent PIK
10.500%, 03/15/19 (A)	399	244
KLX
5.875%, 12/01/22 (A)	1,590	1,510
Kratos Defense & Security Solutions
7.000%, 05/15/19	681	464
Masonite International
5.625%, 03/15/23 (A)	475	490
Meritor
6.750%, 06/15/21	750	690
Navios South American Logistics
7.250%, 05/01/22 (A)	1,405	920
NCI Building Systems
8.250%, 01/15/23 (A)	615	646
Nielsen Finance
5.000%, 04/15/22 (A)	6,050	5,975
4.500%, 10/01/20	1,290	1,309
Nielsen Luxembourg
5.500%, 10/01/21 (A)	355	364
Nortek
8.500%, 04/15/21	1,700	1,764
OPE KAG Finance Sub
7.875%, 07/31/23 (A)	980	974
Orbital ATK
5.500%, 10/01/23 (A)	540	548
5.250%, 10/01/21	475	477
Oshkosh
5.375%, 03/01/22	420	420
5.375%, 03/01/25	170	167
RR Donnelley & Sons
7.625%, 06/15/20	953	983
RSC Equipment Rental
8.250%, 02/01/21	341	357

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sensata Technologies
5.625%, 11/01/24 (A)	$395	$404
5.000%, 10/01/25 (A)	1,559	1,524
4.875%, 10/15/23 (A)	1,600	1,556
Sensata Technologies UK Financing
6.250%, 02/15/26 (A)	1,985	2,064
StandardAero Aviation Holdings
10.000%, 07/15/23 (A)	4,875	4,838
Summit Materials
6.125%, 07/15/23 (A)	1,270	1,251
Terex
6.500%, 04/01/20	115	111
6.000%, 05/15/21	3,450	3,174
TransDigm
6.500%, 07/15/24	840	835
6.500%, 05/15/25 (A)	540	523
6.000%, 07/15/22	375	367
Triumph Group
4.875%, 04/01/21	860	693
Unifrax I
7.500%, 02/15/19 (A)	600	531
United Air Lines, Ser 95A1
9.020%, 04/19/12 (B)	234	—
3.000%, 10/19/18 (B)	368	1
United Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/21	1,364	1,409
United Rentals North America
7.625%, 04/15/22	680	727
6.125%, 06/15/23	1,095	1,119
5.750%, 11/15/24	1,315	1,302
5.500%, 07/15/25	1,245	1,208
Univar
6.750%, 07/15/23 (A)	891	813
USG
5.500%, 03/01/25 (A)	2,005	2,035
Vander Intermediate Holding II PIK
9.750%, 02/01/19 (A)	495	322
West
5.375%, 07/15/22 (A)	480	414
Wise Metals Intermediate Holdings
9.750%, 06/15/19 (A)	420	105
XPO Logistics
6.500%, 06/15/22 (A)	1,430	1,323

		130,829

Information Technology — 6.9%
ACI Worldwide
6.375%, 08/15/20 (A)	510	525
Activision Blizzard
5.625%, 09/15/21 (A)	3,500	3,666

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Advanced Micro Devices
7.750%, 08/01/20	$2,755	$1,887
7.500%, 08/15/22	2,115	1,438
7.000%, 07/01/24	2,980	1,937
Aegis Merger
10.250%, 02/15/23 (A)	1,908	1,832
Alcatel-Lucent USA
8.875%, 01/01/20 (A)	800	848
6.750%, 11/15/20 (A)	155	163
Amkor Technology
6.625%, 06/01/21	556	552
6.375%, 10/01/22	2,205	2,144
Anixter
5.500%, 03/01/23 (A)	1,525	1,533
Aspect Software
10.625%, 05/15/17	785	612
Audatex North America
6.125%, 11/01/23 (A)	3,510	3,532
6.000%, 06/15/21 (A)	1,370	1,380
Avaya
10.500%, 03/01/21 (A)	699	238
9.000%, 04/01/19 (A)	2,220	1,704
7.000%, 04/01/19 (A)	1,140	843
Bankrate
6.125%, 08/15/18 (A)	2,296	2,319
Belden
5.500%, 09/01/22 (A)	845	813
Blackboard
7.750%, 11/15/19 (A)	695	601
BMC Software Finance
8.125%, 07/15/21 (A)	6,445	4,286
Boxer Parent PIK
9.000%, 10/15/19 (A)	2,980	1,848
Cimpress
7.000%, 04/01/22 (A)	237	228
CommScope PIK
6.625%, 06/01/20 (A)	1,810	1,830
CommScope
5.500%, 06/15/24 (A)	3,191	3,032
5.000%, 06/15/21 (A)	310	297
CommScope Technologies Finance
6.000%, 06/15/25 (A)	5,197	5,002
EarthLink Holdings
7.375%, 06/01/20	1,950	1,984
Emdeon
6.000%, 02/15/21 (A)	1,300	1,209
Entegris
6.000%, 04/01/22 (A)	1,535	1,554

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
First Data
7.000%, 12/01/23 (A)	$4,655	$4,655
6.750%, 11/01/20 (A)	1,411	1,480
5.750%, 01/15/24 (A)	5,373	5,293
5.375%, 08/15/23 (A)	1,845	1,854
5.000%, 01/15/24 (A)	2,727	2,713
First Data PIK
8.750%, 01/15/22 (A)	2,604	2,721
Hughes Satellite Systems
7.625%, 06/15/21	2,785	2,952
Infor Software Parent
7.125%, 05/01/21 (A)	1,255	907
Infor US
6.500%, 05/15/22 (A)	4,914	4,152
5.750%, 08/15/20 (A)	400	403
Informatica
7.125%, 07/15/23 (A)	855	774
Magnachip Semiconductor
6.625%, 07/15/21	915	640
Micron Technology
5.875%, 02/15/22	1,845	1,795
5.625%, 01/15/26 (A)	250	216
5.500%, 02/01/25	330	287
5.250%, 01/15/24 (A)	1,425	1,254
NCR
5.000%, 07/15/22	1,675	1,625
NeuStar
4.500%, 01/15/23	1,985	1,590
Nortel Networks
9.003%, 07/15/11 (B)	1,605	1,388
NXP Funding
5.750%, 02/15/21 (A)	3,030	3,151
5.750%, 03/15/23 (A)	1,635	1,688
Plantronics
5.500%, 05/31/23 (A)	590	587
Qorvo
7.000%, 12/01/25 (A)	1,340	1,380
6.750%, 12/01/23 (A)	1,072	1,094
Riverbed Technology
8.875%, 03/01/23 (A)	1,060	980
Sabre GLBL
5.375%, 04/15/23 (A)	650	647
5.250%, 11/15/23 (A)	2,045	2,022
SPCM
6.000%, 01/15/22 (A)	1,311	1,334
SS&C Technologies Holdings
5.875%, 07/15/23 (A)	1,770	1,828
VeriSign
4.625%, 05/01/23	1,300	1,259
WEX
4.750%, 02/01/23 (A)	2,825	2,571

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Zayo Group
6.375%, 05/15/25	$555	$516
6.000%, 04/01/23	6,022	5,691
Zebra Technologies
7.250%, 10/15/22	1,405	1,468

		112,752

Materials — 5.3%
AK Steel
8.750%, 12/01/18	584	525
7.625%, 05/15/20	820	320
ArcelorMittal
6.500%, 03/01/21	700	563
6.125%, 06/01/25	325	237
Ardagh Finance Holdings
8.625%, 06/15/19 (A)	582	574
Ardagh Packaging Finance
9.125%, 10/15/20 (A)	1,835	1,890
7.000%, 11/15/20 (A)	77	75
6.750%, 01/31/21 (A)	225	216
6.000%, 06/30/21 (A)	1,576	1,470
3.512%, 12/15/19 (A) (G)	695	679
Ashland
4.750%, 08/15/22	1,460	1,420
Axalta Coating Systems US Holdings
7.375%, 05/01/21 (A)	365	385
Ball
5.250%, 07/01/25	4,042	4,133
5.000%, 03/15/22	1,150	1,173
4.375%, 12/15/20	440	447
Berry Plastics
6.000%, 10/15/22 (A)	1,095	1,114
5.125%, 07/15/23	55	54
BHP Billiton Finance USA
6.250%, 10/19/75 (A) (G)	545	533
Blue Cube Spinco
9.750%, 10/15/23 (A)	1,128	1,217
BWAY Holding
9.125%, 08/15/21 (A)	1,569	1,467
Cemex
7.250%, 01/15/21 (A)	660	635
Chemours
7.000%, 05/15/25 (A)	1,142	779
6.625%, 05/15/23 (A)	1,005	704
Constellium
5.750%, 05/15/24 (A)	250	170
Cornerstone Chemical
9.375%, 03/15/18 (A)	5,255	4,756
FMG Resources (August 2006) Property Limited
9.750%, 03/01/22 (A)	381	349

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Graphic Packaging International
4.750%, 04/15/21	$1,154	$1,177
Hecla Mining
6.875%, 05/01/21	1,546	1,128
Hexion
10.000%, 04/15/20	3,359	2,771
Hexion US Finance
8.875%, 02/01/18	635	448
6.625%, 04/15/20	7,365	5,726
Huntsman International
5.125%, 11/15/22 (A)	710	639
4.875%, 11/15/20	930	849
IAMGOLD
6.750%, 10/01/20 (A)	4,935	3,109
INEOS Group Holdings
6.125%, 08/15/18 (A)	375	371
5.875%, 02/15/19 (A)	1,520	1,475
Joseph T Ryerson & Son
11.250%, 10/15/18	330	246
9.000%, 10/15/17	935	720
Kissner Milling
7.250%, 06/01/19 (A)	590	553
LSB Industries
7.750%, 08/01/19	1,000	830
Mirabela Nickel
1.000%, 07/31/44	31	—
New Gold
7.000%, 04/15/20 (A)	1,055	950
6.250%, 11/15/22 (A)	1,677	1,333
Nexeo Solutions
8.375%, 03/01/18	750	703
Noranda Aluminum Acquisition
11.000%, 06/01/19	355	50
Norbord
6.250%, 04/15/23	495	489
NOVA Chemicals
5.000%, 05/01/25 (A)	2,225	2,147
Novelis
8.375%, 12/15/17	845	822
Owens-Brockway Glass Container
6.375%, 08/15/25 (A)	600	616
5.875%, 08/15/23 (A)	460	467
Plastipak Holdings
6.500%, 10/01/21 (A)	1,235	1,192
Platform Specialty Products
10.375%, 05/01/21 (A)	69	69
Rain CII Carbon
8.250%, 01/15/21 (A)	5,400	4,212
8.000%, 12/01/18 (A)	1,650	1,415
Rayonier AM Products
5.500%, 06/01/24 (A)	1,640	1,296

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Reichhold Holdings
12.000%, 03/31/17 (C)	$785	$785
Reichhold Industries
15.000%, 03/13/17 (C)	442	442
12.000%, 03/31/17 (C)	290	290
9.000%, 05/08/17 (A) (B)	859	—
Rentech Nitrogen Partners
6.500%, 04/15/21 (A)	340	330
Reynolds Group
9.875%, 08/15/19	1,160	1,169
9.000%, 04/15/19	1,086	1,070
8.250%, 02/15/21	3,144	3,026
6.875%, 02/15/21	2,280	2,348
5.750%, 10/15/20	4,045	4,114
Sappi Papier Holdings
7.750%, 07/15/17 (A)	300	312
Scotts Miracle-Gro
6.000%, 10/15/23 (A)	1,345	1,402
Sealed Air
4.875%, 12/01/22 (A)	332	333
Signode Industrial Group
6.375%, 05/01/22 (A)	5,275	4,484
Smurfit Kappa Acquisitions
4.875%, 09/15/18 (A)	1,400	1,442
Steel Dynamics
5.500%, 10/01/24	1,040	949
TPC Group
8.750%, 12/15/20 (A)	1,209	786
WR Grace & Conn
5.625%, 10/01/24 (A)	80	81
5.125%, 10/01/21 (A)	1,552	1,567

		86,618

Telecommunication Services — 7.2%
Altice Financing
6.625%, 02/15/23 (A)	2,230	2,202
6.500%, 01/15/22 (A)	1,845	1,827
CenturyLink
6.750%, 12/01/23	3,910	3,666
5.800%, 03/15/22	1,035	948
5.625%, 04/01/20	1,120	1,107
5.625%, 04/01/25	1,369	1,157
Cequel Communications Holdings
6.375%, 09/15/20 (A)	2,571	—
Clearwire Communications
8.250%, 12/01/40 (A)	371	370
Cogent Communications Finance
5.625%, 04/15/21 (A)	1,880	1,748
Cogent Communications Group
5.375%, 03/01/22 (A)	1,113	1,082

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Digicel
6.000%, 04/15/21 (A)	$995	$838
Digicel Group
8.250%, 09/30/20 (A)	4,285	3,535
6.750%, 03/01/23 (A)	2,415	2,017
Frontier Communications
11.000%, 09/15/25 (A)	9,384	9,290
10.500%, 09/15/22 (A)	4,782	4,764
8.875%, 09/15/20 (A)	975	987
7.625%, 04/15/24	1,641	1,378
7.125%, 01/15/23	950	819
6.875%, 01/15/25	315	260
6.250%, 09/15/21	160	136
GCI
6.750%, 06/01/21	680	690
Gray Television
7.500%, 10/01/20	1,865	1,916
Intelsat Jackson Holdings
7.500%, 04/01/21	910	792
7.250%, 04/01/19	785	720
7.250%, 10/15/20	2,810	2,459
6.625%, 12/15/22	1,147	731
5.500%, 08/01/23	3,290	2,583
Intelsat Luxembourg
7.750%, 06/01/21	3,890	1,819
Level 3 Communications
5.750%, 12/01/22	1,385	1,416
Level 3 Financing
5.625%, 02/01/23	65	66
5.375%, 01/15/24 (A)	807	811
5.375%, 05/01/25 (A)	4,757	4,733
5.125%, 05/01/23 (A)	2,187	2,171
Lynx I
5.375%, 04/15/21 (A)	1,922	1,984
Qwest Capital Funding
7.750%, 02/15/31	550	466
Sable International Finance
8.750%, 02/01/20 (A)	68	71
6.875%, 08/01/22 (A)	1,060	1,023
SBA Communications
4.875%, 07/15/22	780	768
SBA Telecommunications
5.750%, 07/15/20	675	702
SoftBank
4.500%, 04/15/20 (A)	2,251	2,240
SoftBank Group
6.000%, 07/30/25	375	385
5.375%, 07/30/22	265	267

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sprint
7.875%, 09/15/23	$10,175	$7,641
7.625%, 02/15/25	6,522	4,761
7.250%, 09/15/21	2,701	2,039
7.125%, 06/15/24	4,440	3,202
Sprint Capital
8.750%, 03/15/32	3,745	2,809
6.900%, 05/01/19	3,250	2,649
6.875%, 11/15/28	5,544	3,867
Sprint Communications
7.000%, 03/01/20 (A)	235	236
Telecom Italia
5.303%, 05/30/24 (A)	860	849
T-Mobile USA
6.731%, 04/28/22	2,020	2,106
6.633%, 04/28/21	330	343
6.625%, 04/01/23	2,000	2,040
6.542%, 04/28/20	875	912
6.500%, 01/15/26	4,145	4,184
6.375%, 03/01/25	420	424
6.000%, 03/01/23	885	896
United States Cellular
6.700%, 12/15/33	450	404
UPCB Finance IV
5.375%, 01/15/25 (A)	1,380	1,301
UPCB Finance VI
6.875%, 01/15/22 (A)	579	612
Virgin Media Finance
5.750%, 01/15/25 (A)	397	382
Virgin Media Secured Finance PLC
5.500%, 01/15/25 (A)	200	200
5.250%, 01/15/26 (A)	3,335	3,243
Wind Acquisition Finance
7.375%, 04/23/21 (A)	2,310	2,183
4.750%, 07/15/20 (A)	850	842
Windstream
7.750%, 10/01/21	3,105	2,443
7.500%, 06/01/22	250	192
Windstream Services
6.375%, 08/01/23	225	162

		117,866

Utilities — 1.5%
AES
8.375%, 12/18/73 (A) (G)	465	465
7.375%, 07/01/21	2,690	2,744
5.500%, 04/15/25	1,165	1,028
4.875%, 05/15/23	215	188
AmeriGas Finance
7.000%, 05/20/22	3,957	3,829

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Calpine
5.500%, 02/01/24	$600	$529
5.375%, 01/15/23	1,270	1,140
DPL
6.750%, 10/01/19	525	525
Dynegy
7.625%, 11/01/24	890	761
7.375%, 11/01/22	990	861
5.875%, 06/01/23	1,442	1,157
Enel
8.750%, 09/24/73 (A) (G)	1,078	1,228
Ferrellgas
6.500%, 05/01/21	2,825	2,401
GenOn Americas Generation
9.125%, 05/01/31	165	114
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/23 (A)	2,800	2,772
Mirant Americas Generation LLC
8.500%, 10/01/21	3,850	2,820
NRG Energy
7.875%, 05/15/21	215	202
6.250%, 07/15/22	615	524
6.250%, 05/01/24	1,683	1,414
Talen Energy Supply
6.500%, 06/01/25 (A)	161	106

		24,808

Total Corporate Obligations (Cost $1,426,259) ($ Thousands)		1,259,849

COLLATERALIZED DEBT OBLIGATIONS — 9.5%

Financials — 0.8%
Battalio CLO Warehouse Note
0.000% (H)	10	1,042
Battalion CLO IV, Ser 2013-4A
0.000%, 10/22/25	5,640	1,974
Battalion CLO V, Ser 2014-5A
0.000%, 04/17/26	3,274	1,244
Battalion CLO VII, Ser 2014-7A
0.000%, 10/17/26	4,007	2,164
Battalion CLO VII, Ser 2014-7A, Cl D
5.615%, 10/17/26 (G)	2,260	1,909
Battalion CLO VIII, Ser 2015-8A
0.000%, 04/18/27 (C)	3,655	3,326
Battalion CLO VIII, Ser 2015-8A, Cl D
5.765%, 04/18/27 (G)	982	815
Battalion CLO, Ser 2012-3A
0.000%, 01/18/25	2,303	1,342

		13,816

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COLLATERALIZED DEBT OBLIGATIONS (continued)

Other Asset-Backed Securities — 8.7%
B&M CLO, Ser 2014-1A, Cl D
5.067%, 04/16/26 (G)	$3,471	$2,310
B&M CLO, Ser 2014-1A, Cl E
6.067%, 04/16/26 (G)	2,480	1,542
B&M CLO, Ser 2014-1A, Cl C
4.067%, 04/16/26 (G)	2,108	1,802
Benefit Street Partners CLO III, Ser 2013-IIIA
0.000%, 01/20/26 (C)	2,528	1,466
Benefit Street Partners CLO IV
0.000%, 07/20/26	3	2,327
Benefit Street Partners CLO V
0.000%, 10/20/26	6,387	3,241
Benefit Street Partners CLO VII, Ser 2015-VIII
0.000%, 07/18/27	6,715	5,563
Benefit Street Partners CLO VIII
0.000% (C) (H)	34	3,024
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl D
5.823%, 01/20/28 (G)	1,077	886
Benefit Street Partners CLO, Ser 2015-VIA
0.000%, 04/18/27	7,502	5,101
Carlyle Global Market Strategies CLO, Ser 2014-3A
0.000%, 07/27/26	3,588	2,260
Cathedral Lake CLO, Ser 2015-3A, Cl D
5.816%, 01/15/26 (G)	1,282	1,279
Cathedral Lake CLO, Ser 2015-3A, Cl E
7.866%, 01/15/26 (G)	1,175	1,140
Cathedral Lake III Equity Tranche
0.000% (H)	1,495	1,267
CIFC Funding II, Ser 2012-2A
0.000%, 12/05/24	23	1,162
CVP Cascade CLO, Ser 2014-2A, Cl D
5.117%, 07/18/26 (G)	1,709	1,033
CVP Cascade CLO, Ser 2014-2A, Cl E
6.117%, 07/18/26 (G)	2,469	1,491
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
7.495%, 01/20/27 (G)	3,890	3,506
Fifth Street Senior Loan Fund, Ser 2015-2A
0.000%, 09/29/27	5,483	4,880
Figueroa CLO, Ser 2013-1I
0.000%, 03/21/24	18,856	11,006
Figueroa CLO, Ser 2013-2A
0.000%, 12/15/25	2,930	2,282
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl E
6.573%, 04/28/26 (G)	3,482	3,129
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl F
7.237%, 10/10/26 (G)	1,730	1,611

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COLLATERALIZED DEBT OBLIGATIONS (continued)
Great Lakes CLO, Ser 2012-1A, Cl E
5.821%, 01/15/23 (G)	$2,811	$2,417
Great Lakes CLO, Ser 2012-1A
0.000%, 01/15/23	2,457	1,671
Great Lakes CLO, Ser 2014-1A, Cl F
6.321%, 04/15/25 (G)	2,480	1,773
Great Lakes CLO, Ser 2014-1A
0.000%, 04/15/25 (G)	6,943	4,721
Great Lakes CLO, Ser 2015-1A, Cl E
6.989%, 07/15/26 (G)	2,896	2,447
Great Lakes CLO, Ser 2015-1A
0.000%, 07/15/26 (G)	4,202	3,320
Great Lakes CLO, Ser 2015-1A, Cl F
7.789%, 07/15/26 (G)	1,319	996
Hildene CLO II, Ser 2014-2A, Cl E
5.415%, 07/19/26 (G)	1,987	1,651
Hildene CLO II, Ser 2014-2A, Cl D
4.015%, 07/19/26 (G)	1,987	1,817
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A
0.000%, 10/20/25	3,198	2,303
Jamestown CLO VII, Ser 2015-7A, Cl E
7.032%, 07/25/27 (G)	1,709	1,172
Jamestown CLO VII, Ser 2015-7A, Cl D
5.782%, 07/25/27 (G)	1,709	1,345
JFIN Revolver CLO, Ser 2013-1A, Cl B
2.317%, 01/20/21 (G)	1,990	1,965
JFIN Revolver CLO, Ser 2014-2A, Cl C
3.120%, 02/20/22 (G)	1,951	1,863
KVK CLO, Ser 2012-2A
0.000%, 02/10/25	2,471	803
Lockwood Grove CLO, Ser 2014-1A, Cl E
6.880%, 01/25/24 (G)	2,191	2,038
Lockwood Grove CLO, Ser 2014-1A
0.000%, 01/25/24	3,797	2,696
MidOcean Credit CLO III, Ser 2014-3A, Cl F
6.317%, 07/21/26 (G)	1,968	1,310
Nelder Grove CLO, Ser 2014-1A, Cl D1
4.932%, 08/28/26 (G)	1,951	1,834
Nelder Grove CLO, Ser 2014-1A, Cl E
7.162%, 08/28/26 (G)	2,926	2,429
Neuberger Berman CLO XIII, Ser 2012-13A
0.000%, 01/23/24	447	147
Neuberger Berman CLO XVI, Ser 2014-16A
0.000%, 04/15/26 to 04/15/26	2,613	911
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl E
6.420%, 07/25/25 (G)	1,974	1,683
NewStar Clarendon Fund CLO, Ser 2015- 1A, Cl E
6.370%, 01/25/27 (G)	3,439	2,806

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COLLATERALIZED DEBT OBLIGATIONS (continued)
NXT Capital CLO, Ser 2012-1A, Cl E
7.817%, 07/20/22 (G)	$2,417	$2,352
OCP CLO, Ser 2012-2A
0.000%, 11/22/23	2,615	968
Peaks CLO, Ser 2014-1A, Cl D
4.821%, 06/15/26 (G)	985	896
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.579%, 08/01/24 (G)	12,506	12,118
Shackleton CLO, Ser 2014-6A
0.000%, 07/17/26	7,935	3,174
Trinitas CLO I, Ser 2014-1A
0.000%, 04/15/26	3,507	1,789
Trinitas CLO II, Ser 2014-2A, Cl D
4.121%, 07/15/26 (G)	1,184	953
Venture CDO, Ser 2012-10A
0.000%, 07/20/22	5,284	2,801
Venture X CLO, Ser 2013-12A
0.000%, 02/28/24	3,305	1,686
Venture XI CLO, Ser 2012-11A
0.000%, 11/14/22	5,403	2,269
Venture XIV CLO, Ser 2013-14A
0.000%, 08/25/25 to 08/25/25	1,833	871
Venture XV CLO, Ser 2013-15A
0.000%, 07/15/25	1,022	537
Venture XXII CLO, Ser 2016-22A, Cl E
7.280%, 01/15/28 (G)	2,178	1,982
Venture XXII CLO, Ser 2016-22A
0.000%, 01/15/28 (G)	19	1,399
Venture XXII CLO, Ser 2016-22A, Cl F
8.380%, 01/15/28 (G)	792	673

		143,894

Total Collateralized Debt Obligations (Cost $167,824) ($ Thousands)		157,710

LOAN PARTICIPATIONS — 7.8%
21st Century Oncology Holdings, Inc. (21st Century Oncology Inc.), Tranche B Term Loan
0.065%, 04/30/22	929	776
Acadia Healthcare Company, Inc., Tranche B Term Loan
0.043%, 02/11/22	794	791
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC), Refinancing Term Loan
0.040%, 12/13/19 (G)	865	730
Affinion Group, Inc., Tranche B Term Loan
0.068%, 04/30/18	1,405	1,286

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Albertson’s LLC, Term B-4 Loan
0.055%, 08/25/21	$1,215	$1,203
Alinta Energy Finance Property Limited, Delayed Draw Term Loan
0.064%, 08/13/18	166	164
Alinta Energy Finance Property Limited, Term B Loan
0.064%, 08/13/19	2,502	2,470
American Energy - Marcellus, LLC, Initial Loan, 1st Lien
0.053%, 08/04/20	665	175
American Renal Holdings Inc., Initial Term Loan, 2nd Lien
0.085%, 03/20/20	1,699	1,640
American Renal Holdings Inc., Term B Loan, 1st Lien
0.045%, 08/20/19	1,984	1,945
American Tire Distributors, Inc., Initial Term Loan
0.053%, 09/01/21	995	977
Anaren, Inc., Term Loan, 1st Lien
0.055%, 02/18/21	1,867	1,811
Applied Systems, Inc., Initial Term Loan, 2nd Lien
0.075%, 01/24/22	1,200	1,098
Ascena Retail Group, Inc. (Anntaylor Retail, Inc.), Tranche B Term Loan
0.053%, 08/21/22	1,686	1,572
Aspect Software, Inc., Tranche B Term Loan
0.073%, 05/07/16	1,055	967
Asurion, LLC (fka Asurion Corporation), Incremental Tranche B-4 Term Loan
0.050%, 08/04/22	1,496	1,365
Asurion, LLC (fka Asurion Corporation), Term Loan, 2nd Lien
0.085%, 03/03/21	3,120	2,644
Atkore International, Inc., Initial Term Loan, 2nd Lien
0.078%, 10/09/21	705	613
Avago Technologies Cayman, Term B Loan, 1st Lien
3.500%, 11/11/22	5,210	5,148
AZ Chem US Inc., Initial Term Loan, 2nd Lien
0.075%, 06/10/22	384	383
BJ’s Wholesale Club, Inc., 2013 (November) Replacement Loan, 2nd Lien
0.085%, 03/26/20	1,665	1,479
Blue Ribbon, LLC, Initial Term Loan, 1st Lien
0.055%, 11/15/21	680	677

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Blue Ribbon, LLC, Initial Term Loan, 2nd Lien
0.093%, 11/14/22	$230	$224
BWay Intermediate Company, Inc., Initial Term Loan
0.055%, 08/14/20	538	515
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.), Term B-6 Loan
0.015%, 03/01/17 (B) (G)	2,170	1,918
CCO Holdings LLC, Bridge Term Loan
0.000% 05/26/16 (G) (I)	1,325	—
Cengage Learning Acquisitions, Inc. (fka TL Acquisitions, Inc.), Term Loan
0.070%, 03/31/20	2,439	2,372
Ceva Group PLC, Synthetic Line of Credit, 1st Lien
6.500%, 03/19/21	203	167
Ceva Intercompany BV, Dutch BV Term Loan
0.065%, 03/19/21	211	173
Ceva Logistics Canada, ULC (fka TNT Canada ULC), Canadian Term Loan
0.065%, 03/19/21	36	30
Ceva Logistics U.S. Holdings Inc. (fka Louis U.S. Holdco, Inc.), US Term Loan
0.065%, 03/19/21	291	239
ClubCorp Club Operations, Inc., Term Loan, 1st Lien
4.250%, 07/24/20	275	274
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 2nd Lien
0.083%, 09/05/22	1,100	1,045
Cowlitz Tribal Gaming Authority, Term Loan, 1st Lien
1.479%, 12/04/20 (G)	3,000	2,820
CTI Foods Holding Co., LLC, Term Loan, 2nd Lien
0.083%, 06/28/21	1,190	1,071
Cumulus Media Holdings Inc., Term B Loan, 1st Lien
0.000% 12/23/20 (I)	800	603
Dex Media West LLC, New Term Loan
0.080%, 12/30/16	1,342	713
Dollar Tree, Inc., Term B-2 Loan
0.043%, 07/06/22	248	246
Drillships Financing Holding Inc., Tranche B-1 Term Loan
0.060%, 03/31/21	2,530	1,002
Drillships Ocean Ventures Inc., Term Loan
0.055%, 07/25/21	1,929	902

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Empire Generating Co, LLC, Term B Advance
0.053%, 03/12/21	$1,641	$1,313
Empire Generating Co, LLC, Term C Advance
0.053%, 03/12/21	120	96
Energy & Exploration Partners LLC, Term B Loan, 1st Lien
0.078%, 01/22/19	1,381	322
Energy & Exploration Partners LLC, Term Loan, 1st Lien
0.078%, 01/23/16	33	33
Evergreen Skills Lux S.À R.L., Initial Term Loan, 2nd Lien
0.093%, 04/28/22	915	593
Evergreen Skillsoft , Initial Term Loan, 1st Lien
0.058%, 04/28/21	1,595	1,228
FMG Resources (August 2006) Property Limited, Term Loan, 1st Lien
0.043%, 06/30/19 (G)	2,272	1,679
GCA Services Group, Inc., Initial Term Loan, 2nd Lien
0.093%, 11/02/20	560	547
Global Aviation Holdings, Term Loan, 2nd Lien
10.000%, 07/13/17 (B) (C)	1,877	—
Global Aviation Holdings, Term Loan, 3rd Lien
3.000%, 02/13/18 (B) (C)	611	—
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan, 2nd Lien
0.093%, 11/04/21	900	860
Hercules Achievement, Inc., Initial Term Loan, 1st Lien
0.050%, 12/10/21	1,068	1,057
Hilton Worldwide Finance LLC, Initial Term Loan
0.035%, 10/26/20 (G)	1,780	1,775
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Tranche D Term Loan
0.072%, 01/30/19	5,712	3,986
Indivior Finance S.a r.l., Initial Term Loan
0.070%, 12/19/19	1,872	1,747
Integra Telecom Holdings, Inc., Term B-1 Loan
0.053%, 08/14/20	1,316	1,270
J. Crew Group, Inc., Term Loan, 1st Lien
0.040%, 03/05/21	2,022	1,304

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
J.C. Penney Company, Inc., Term Loan, 1st Lien
0.060%, 05/22/18	$1,159	$1,137
KCA Deutag US Finance LLC (KCA Deutag GMBH), Original Term Loan
0.063%, 05/18/20	1,022	744
KIK Custom Products Inc., Term Loan, 1st Lien
0.060%, 08/26/22	565	547
Lions Gate Entertainment Corp., Term Loan, 2nd Lien
0.050%, 03/17/22	2,340	2,317
MacDermid Incorporated (Platform Specialty Products Corporation), Tranche B-3 Term Loan
0.055%, 06/07/20	540	523
Magic Newco, LLC, Term Loan, 1st Lien
0.050%, 12/12/18	1,173	1,170
Magic Newco, LLC, Term Loan, 2nd Lien
0.120%, 06/12/19	1,250	1,333
Marina District Finance Company, Inc., Incremental Term Loan, 1st Lien
0.065%, 08/15/18	683	681
Mashantucket (Western) Pequot Tribe, Term A Loan
0.050%, 07/01/18	192	139
Mashantucket (Western) Pequot Tribe, Term B Loan
0.094%, 06/30/20	3,893	2,968
Mauser Holding S.À.R.L. (fka CD&R Millennium Holdco 6 S.À R.L.), Initial Term Loan, 2nd Lien
0.088%, 07/31/22	1,240	1,087
Medical Card System, Inc., Term Loan
0.000% 03/17/17 (I)	1,269	1,205
Metroflag, 2nd Lien
14.000%, 01/06/09 (B)	300	—
Microsemi Corporation, Revolving Credit, 1st Lien
0.000% 12/17/20 (I)	925	908
Millennium Health, LLC (fka Millennium Laboratories, LLC), Tranche B Term Loan
0.065%, 04/16/21	2,065	867
Moxie Liberty LLC, Term B-1 Loan, 1st Lien
0.075%, 08/21/20	1,965	1,808
Murray Energy Corporation, Term B-2 Loan
0.075%, 04/16/20	530	336
NaNa Development Corporation, Term Loan, 1st Lien
0.080%, 03/15/18	314	298
Nelson Education, Term Loan, 1st Lien
6.750%, 07/05/16 (B)	913	559

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
New LightSquared LLC, Term Loan, 1st Lien
9.750%, 06/15/20	$1,905	$1,738
New LightSquared LLC, Term Loan, 2nd Lien
13.500%, 12/07/20	2,124	1,905
New MMI, Inc., Term B Loan
0.090%, 01/31/20	3,045	2,729
Nine West Holdings, Inc., Initial Term Loan (Unsecured)
0.063%, 01/08/20	1,290	631
Onex Carestream Finance LP, Term Loan, 2nd Lien
0.095%, 12/07/19	2,348	2,066
Onex York Acquisition Corporation, Term B Loan, 1st Lien
4.750%, 10/01/21	1,001	943
Ortho-Clinical Diagnostics Holdings Luxembourg S.À R.L., Initial Term Loan
0.048%, 06/30/21	785	662
Oxbow Carbon LLC (Oxbow Calcining LLC.), Initial Term Loan, 2nd Lien
0.080%, 01/17/20	2,394	1,991
Panda Sherman Power LLC, Term Loan, 1st Lien
0.090%, 09/14/18	1,634	1,454
Peak 10, Inc., Term Loan, 2nd Lien
0.083%, 06/17/22	2,300	2,116
Penton Media, Inc. (Penton Business Media, Inc.), Initial Term Loan, 2nd Lien
0.090%, 10/02/20	1,567	1,532
RCHP, Inc., Term Loan, 2nd Lien
0.113%, 10/23/19	1,592	1,579
Reddy Ice Corporation, Term B Loan, 2nd Lien
0.108%, 11/01/19	1,670	1,090
Rite Aid Corporation, Tranche 1 Term Loan, 2nd Lien
0.058%, 08/21/20	492	492
Riverbed Technology, Inc., Term Loan
0.060%, 04/25/22	692	687
Road Infrastructure Investment, LLC, Term Loan, 2nd Lien
0.078%, 09/30/21	300	276
Royal Holdings, Inc., Initial Term Loan, 2nd Lien
0.085%, 06/19/23	319	312
Rue21, Inc., Term B Loan
0.056%, 10/09/20	1,513	1,214
Steinway Musical Instruments, Inc., Term Loan, 1st Lien
0.048%, 09/19/19	945	928

19	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Sterigenics, Bridge Loan
0.000% 04/16/23 (I)	$714	$—
Syncreon Global Finance (US) Inc. (Syncreon Group B.V.), Term Loan
0.053%, 10/28/20	898	724
Templar Energy LLC, New Term Loan, 2nd Lien
0.085%, 11/25/20	2,067	217
Texas Competitive Electric Holdings Company LLC (TXU), Non-Extending Term Loan, 1st Lien
0.047%, 06/30/16 (B)	11,545	3,456
Texas Competitive Electric Holdings Company, Extending Term Loan, 1st Lien
0.047%, 10/10/17 (B)	1,677	517
The Gymboree Corporation, Term Loan, 1st Lien
0.050%, 02/23/18	340	172
The Hertz Corporation, Tranche B-2 Term Loan
0.030%, 03/11/18	230	228
The Hillman Companies, Inc., Term B Loan, 1st Lien
4.500%, 06/30/21	301	290
The Neiman Marcus Group, Inc., Term Loan, 1st Lien
0.043%, 10/25/20	1,306	1,153
Toys ‘R’ US-Delaware, Inc., Term B-4 Loan
0.098%, 04/24/20	1,896	1,359
Trans Union LLC, Term B-2 Loan
0.035%, 04/09/21	1,534	1,488
Travelport Finance (Luxembourg) S.à r.l ., Initial Term Loan
0.058%, 09/02/21	2,297	2,243
True Religion Apparel, Inc., Term Loan, 1st Lien
5.875%, 07/30/19	759	420
TSAM (Delaware) LLC, Term Loan
7.750%, 09/12/19 (C)	900	894
TWCC Holding Corp., Term B-1 Loan
0.058%, 02/11/20	1,643	1,640
U.S. Renal Care, Inc., Term Loan, 1st Lien
0.000% 11/17/22 (I)	1,727	1,709
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan
0.040%, 04/01/22	997	957
Vertafore, Inc., Term Loan, 2nd Lien
0.098%, 10/27/17	560	555
Walter Investment Management Corp., Tranche B Term Loan
0.048%, 12/18/20	956	820

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan
0.040%, 04/02/20	$580	$424
Wilton Brands LLC (fka Wilton Brands Inc.), Tranche B Loan
0.085%, 08/30/18	3,202	3,045
Total Loan Participations (Cost $155,456) ($ Thousands)		127,321

MUNICIPAL BONDS — 0.6%
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/20 @ 400
8.000%, 07/01/35	2,103	1,525
5.250%, 07/01/37	130	84
5.125%, 07/01/37	775	501
5.000%, 07/01/41	890	574
Mohegan Tribal, Finance Authority, RB Callable 02/01/23 @ 100
7.000%, 02/01/45	3,625	3,323
Texas State, Public Finance Authority, RB Callable 07/01/19 @ 100
8.250%, 07/01/24	3,970	3,948

Total Municipal Bonds (Cost $10,727) ($ Thousands)		9,955

	Shares

PREFERRED STOCK — 0.2%
Ally Financial, 8.500% (G)	8	215
Aspen Insurance Holdings, 5.950% (G)	86	2,218
Ceva Holdings, 0.000%*	1	591
SLM, 1.934% (G)	21	827

Total Preferred Stock (Cost $4,827) ($ Thousands)		3,851

COMMON STOCK — 0.2%
Cengage Learning Holdings II*	2,408	55
Ceva Holdings*	561	273
CUI Acquisition* (C)	3	247
Dana Holding	112,964	1,559
Global Aviation Holdings, Cl A*	97,655	—
Mirabela Nickel* (C)	5,869,596	1
Mmodal* (C)	42,431	629
NII Holdings*	51,236	259
Quad	654	6
Reichhold Industries* (C)	1,427	784

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
VSS AHC, Cl A* (C) (D) (E)	27,106	$25

Total Common Stock (Cost $6,577) ($ Thousands)		3,838

	Face Amount ($ Thousands)

CONVERTIBLE BONDS — 0.2%
Liberty Media CV to 16.7764
3.750%, 02/15/30	$4,086	2,268
Liberty Media CV to 22.94686
4.000%, 11/15/29	1,663	942
Mirabela Nickel
9.500%, 06/24/19	1,471	441
Mirant CV to 14.7167
0.000%, 06/15/21 (B)	2,200	—

Total Convertible Bonds (Cost $5,054) ($ Thousands)		3,651

ASSET-BACKED SECURITIES — 0.1%
Other Asset-Backed Securities — 0.1%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.881%, 03/15/19 (G)	1,062	382

Total Asset-Backed Securities (Cost $860) ($ Thousands)		382

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS — 0.0%
Medical Card Systems*	14,662	$—
Mmodal, Expires 07/31/17*	35,128	1

		1

Total Warrants (Cost $15) ($ Thousands)		1

	Shares

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.080%**† (J)	6,080	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.230%**†	61,816,263	61,816

Total Cash Equivalent (Cost $61,816) ($ Thousands)		61,816

Total Investments — 99.0% (Cost $1,839,421) ($ Thousands)@		$1,628,380

A list of the outstanding OTC swap contracts held by the Fund at December 31, 2015, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	CDX.NA.HY.22 Index	Sell	5.00	06/20/20	(3,600)	$354
JPMorgan Chase Bank	CDX.NA.HY.22 Index	Sell	5.00	12/20/20	(6,500)	(122)

						$232

For the period ended December 31, 2015, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,644,707 ($ Thousands).

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security is in default on interest payment.

21	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2015 was $12,356 ($ Thousands) and represented 0.8% of Net Assets.

(D)	Securities considered illiquid. The total value of such securities as of December 31, 2015 was $26 ($ Thousands) and represented 0.0% of Net Assets.

(E)	Securities considered restricted. The total market value of such securities as of December 31, 2015 was $26 ($ Thousands) and represented 0.0% of Net Assets.

(F)	This security or a partial position of this security is on loan at December 31, 2015. The total market value of securities on loan at December 31, 2015 was $2 ($ Thousands).

(G)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2015.

(H)	Maturity date is unavailable.

(I)	Unsettled bank loan. Interest rate not available.

(J)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2015 was $6 ($ Thousands).

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

OTC — Over The Counter

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $1,839,409 ($ Thousands), and the unrealized appreciation and depreciation were $17,799 ($ Thousands) and $(228,828) ($ Thousands), respectively.

A list of restricted securities held by the Fund as of December 31, 2015 is as follows:

	Face Amounts ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine (Escrow Security)	$2,750	11/30/10	11/30/10	$—	$1	0.00%
VSS AHC, Cl A	27,106	10/08/09	10/08/09	—	25	0.00

				$—	$26	0.00%

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Corporate Obligations	$—	$1,254,315	$5,534	$1,259,849
Collateralized Debt Obligations	—	—	157,710	157,710
Loan Participations	—	122,004	5,317	127,321
Municipal Bonds	—	9,955	—	9,955
Preferred Stock	2,433	1,418	—	3,851
Common Stock	1,873	280	1,685	3,838
Convertible Bonds	—	3,210	441	3,651
Asset-Backed Securities	—	382	—	382
Warrants	—	—	1	1
Affiliated Partnership	—	6	—	6
Cash Equivalent	61,816	—	—	61,816

Total Investments in Securities	$66,122	$1,391,570	$170,688	$1,628,380

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps*
Unrealized Appreciation	$—	$354	$—	$354
Unrealized Depreciation	—	(122)	—	(122)

Total Other Financial Instruments	$—	$232	$—	$232

*	Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	Of the $170,688 ($ Thousands) in Level 3 securities as of December 31, 2015, $12,356 or 0.8% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

December 31, 2015

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value ($ Thousands):

	Corporate Obligations	Collateralized Debt Obligations	Loan Participations	Common Stock	Convertible Bonds	Warrants
Beginning balance as of October 1, 2014	$5,626	$167,799	$6,047	$1,569	$435	$9
Accrued discounts/premiums	10	81	2	—	(1)	—
Realized gain/(loss)	(19)	93	(29)	—	—	—
Change in unrealized appreciation/(depreciation)	(88)	(14,539)	(281)	116	—	(8)
Purchases	5	14,806	10	—	(60)	—
Sales	—	(10,530)	(432)	—	67	—
Transfer into Level 3	—	—	—	—	—	—
Transfer out of Level 3	—	—	—	—	—	—

Ending balance as of September 30, 2015	$5,534	$157,710	$5,317	$1,685	$441	$1

Changes in unrealized gains/(losses) in earnings related to securities held at reporting date	$(102)	$(14,333)	$(281)	$116	$(350)	$(7)

Variance	—	—	—	—	—	—

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

As of December 31, 2015, the High Yield Bond Fund is the seller (“providing protection”) on a total notional amount of $10.1 Million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

HIGH YIELD BOND FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$—	$206,445	$206,445
Maximum potential amount of future payments	—	—	—	10,100,000	10,100,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
HIGH YIELD BOND FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	—	—	—	—
> than 200	—	—	10,100,000	—	—	10,100,000

Total	$—	$—	$10,100,000	$—	$—	$10,100,000

23	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Concluded)

December 31, 2015

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 12/31/2015	Dividend Income
SEI Liquidity Fund, L.P.	$6	$—	$—	$6	$—
SEI Daily Income Trust, Prime Obligation Fund, Class A	60,505	184,929	(183,618)	61,816	14

Totals	$60,511	$184,929	$(183,618)	$61,822	$14

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.3%
U.S. Treasury Inflation Protected Securities
2.625%, 07/15/17	$11,634	$12,151
2.375%, 01/15/17	14,892	15,260
2.125%, 01/15/19	12,353	13,071
1.875%, 07/15/19	14,054	14,903
1.625%, 01/15/18	13,468	13,889
1.375%, 07/15/18	13,281	13,749
1.375%, 01/15/20	17,328	18,013
1.250%, 07/15/20	25,522	26,540
0.125%, 04/15/17	39,322	39,244
0.125%, 04/15/18	42,729	42,646
0.125%, 04/15/19	42,482	42,232
0.125%, 04/15/20	43,124	42,575

Total U.S. Treasury Obligations (Cost $299,211) ($ Thousands)		294,273

	Shares

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.230%**†	6,235,366	6,235

Total Cash Equivalent (Cost $6,235) ($ Thousands)		6,235

Total Investments — 101.4% (Cost $305,446) ($ Thousands)@		$300,508

Percentages are based on a Net Assets of $296,445 ($ Thousands).

**	Rate shown is the 7-day effective yield as of December 31, 2015.

†	Investment in Affiliated Security.

Cl	— Class

@	At December 31, 2015 the tax basis cost of the Fund’s investments was $305,446 ($ Thousands), and the unrealized appreciation and depreciation were $— ($ Thousands) and ($4,938) ($Thousands) respectively.

The following is a list of the level of inputs used as of December 31, 2015, in valuing the

Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$294,273	$—	$294,273
Cash Equivalent	6,235	—	—	6,235

Total Investments in Securities	$6,235	$294,273	$—	$300,508

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2015, there were no level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 12/31/2015	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$227	$12,509	$(6,501)	$6,235	$1

Totals	$227	$12,509	$(6,501)	$6,235	$1

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.1%

Consumer Discretionary — 12.6%
Advance Auto Parts	1,894	$285
Amazon.com, Cl A*	10,036	6,783
Autonation*	2,116	126
Autozone*	825	612
Bed Bath & Beyond*	4,155	201
Best Buy	7,878	240
BorgWarner	5,801	251
Cablevision Systems, Cl A	5,612	179
CarMax*	5,456	294
Carnival	12,080	658
CBS, Cl B	11,188	527
Chipotle Mexican Grill, Cl A*	823	395
Coach	6,834	224
Comcast, Cl A	63,290	3,571
Darden Restaurants	2,834	180
Delphi Automotive	7,341	629
Discovery Communications, Cl A*	4,029	108
Discovery Communications, Cl C*	6,593	166
Dollar General	7,573	544
Dollar Tree*	5,985	462
DR Horton	8,386	269
Expedia	3,115	387
Ford Motor	101,976	1,437
Fossil Group*	714	26
GameStop, Cl A	2,745	77
Gap	6,198	153
Garmin	3,304	123
General Motors	37,077	1,261
Genuine Parts	4,004	344
Goodyear Tire & Rubber	6,716	219
H&R Block	6,010	200
Hanesbrands	10,667	314
Harley-Davidson, Cl A	4,955	225
Harman International Industries, Cl A	1,789	169
Hasbro	2,798	188
Home Depot	32,882	4,349
Interpublic Group	10,197	237
Johnson Controls	16,577	655
Kohl’s	4,927	235
L Brands	6,708	643
Leggett & Platt	3,565	150
Lennar, Cl A	4,874	238
Lowe’s	23,745	1,806
Macy’s	8,430	295
Marriott International, Cl A	5,248	352
Mattel	8,499	231
McDonald’s	24,107	2,848
Michael Kors Holdings*	4,828	193
Mohawk Industries*	1,658	314
NetFlix*	11,220	1,283
Newell Rubbermaid, Cl B	7,114	314

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
News, Cl A	9,930	$133
News, Cl B	2,300	32
Nike, Cl B	35,238	2,202
Nordstrom	3,366	168
Omnicom Group	6,169	467
O’Reilly Automotive*	2,512	637
Priceline Group*	1,309	1,669
PulteGroup	8,243	147
PVH	2,120	156
Ralph Lauren, Cl A	1,460	163
Ross Stores	10,635	572
Royal Caribbean Cruises	4,410	446
Scripps Networks Interactive, Cl A	2,494	138
Signet Jewelers	2,113	261
Staples	16,101	153
Starbucks	38,557	2,315
Starwood Hotels & Resorts Worldwide	4,354	302
Target, Cl A	15,984	1,161
TEGNA	5,938	152
Tiffany	2,798	213
Time Warner	20,923	1,353
Time Warner Cable, Cl A	7,444	1,382
TJX	17,338	1,229
Tractor Supply	3,546	303
TripAdvisor*	2,797	238
Twenty-First Century Fox, Cl A	30,662	833
Twenty-First Century Fox, Cl B	11,000	300
Under Armour, Cl A*	4,546	366
Urban Outfitters*	2,059	47
VF	8,840	550
Viacom, Cl B	8,730	359
Walt Disney	39,781	4,180
Whirlpool	2,109	310
Wyndham Worldwide	2,919	212
Wynn Resorts	2,117	146
Yum! Brands	11,297	825

		60,090

Consumer Staples — 9.8%
Altria Group	50,869	2,961
Archer-Daniels-Midland	15,641	574
Brown-Forman, Cl B	2,614	259
Campbell Soup	4,472	235
Church & Dwight	3,400	289
Clorox	3,322	421
Coca-Cola	101,482	4,360
Coca-Cola Enterprises	5,169	254
Colgate-Palmolive	23,148	1,542
ConAgra Foods	11,492	484
Constellation Brands, Cl A	4,470	637
Costco Wholesale	11,276	1,821
CVS Health	28,899	2,825

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dr Pepper Snapple Group	4,889	$456
Estee Lauder, Cl A	5,744	506
General Mills, Cl A	15,341	885
Hershey	3,786	338
Hormel Foods	3,358	265
JM Smucker	3,104	383
Kellogg	6,494	469
Keurig Green Mountain	3,077	277
Kimberly-Clark	9,477	1,206
Kraft Heinz	15,600	1,135
Kroger	25,048	1,048
McCormick	3,014	258
Mead Johnson Nutrition, Cl A	5,138	406
Molson Coors Brewing, Cl B	4,124	387
Mondelez International, Cl A	41,053	1,841
Monster Beverage*	3,824	570
PepsiCo	37,940	3,791
Philip Morris International	40,137	3,528
Procter & Gamble	70,509	5,599
Reynolds American	21,364	986
SYSCO, Cl A	13,643	559
Tyson Foods, Cl A	7,775	415
Walgreens Boots Alliance	22,707	1,934
Wal-Mart Stores	40,876	2,506
Whole Foods Market	9,551	320

		46,730

Energy — 6.3%
Anadarko Petroleum, Cl A	13,393	651
Apache	9,501	423
Baker Hughes	11,315	522
Cabot Oil & Gas	10,198	180
Cameron International*	5,008	317
Chesapeake Energy	11,202	50
Chevron	48,826	4,392
Cimarex Energy	2,449	219
Columbia Pipeline Group	10,443	209
ConocoPhillips	32,286	1,507
Consol Energy	4,908	39
Devon Energy	9,826	314
Diamond Offshore Drilling	1,378	29
Ensco, Cl A	6,697	103
EOG Resources	14,427	1,021
EQT	3,705	193
Exxon Mobil	108,200	8,434
FMC Technologies*	5,813	169
Halliburton	21,942	747
Helmerich & Payne	2,843	152
Hess	6,174	299
Kinder Morgan	46,614	696
Marathon Oil	17,392	219
Marathon Petroleum	13,737	712

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Murphy Oil	4,295	$96
National Oilwell Varco, Cl A	9,730	326
Newfield Exploration*	4,273	139
Noble Energy	11,037	364
Occidental Petroleum	20,000	1,352
Oneok	5,254	130
Phillips 66	12,199	998
Pioneer Natural Resources	3,892	488
Range Resources	4,487	110
Schlumberger, Cl A	32,852	2,291
Southwestern Energy, Cl A*	8,286	59
Spectra Energy	16,957	406
Tesoro	3,203	338
Transocean	9,031	112
Valero Energy	12,697	898
Williams	17,546	451

		30,155

Financials — 15.9%
ACE	8,482	991
Affiliated Managers Group*	1,329	212
Aflac	11,109	665
Allstate	10,312	640
American Express	21,913	1,524
American International Group	32,205	1,996
American Tower, Cl A‡	11,116	1,078
Ameriprise Financial	4,617	491
Aon	7,209	665
Apartment Investment & Management, Cl A‡	3,943	158
Assurant	1,782	144
AvalonBay Communities‡	3,622	667
Bank of America	270,845	4,558
Bank of New York Mellon	28,543	1,177
BB&T	20,556	777
Berkshire Hathaway, Cl B*	48,730	6,434
BlackRock	3,315	1,129
Boston Properties‡	3,908	498
Capital One Financial	13,915	1,004
CBRE Group, Cl A*	7,125	246
Charles Schwab	30,735	1,012
Chubb	5,956	790
Cincinnati Financial	3,693	219
Citigroup	77,145	3,992
CME Group	8,948	811
Comerica	4,473	187
Crown Castle International‡	8,828	763
Discover Financial Services	11,246	603
E*Trade Financial*	7,270	216
Equinix‡	1,659	502
Equity Residential‡	9,333	761
Essex Property Trust‡	1,660	397
Fifth Third Bancorp	20,351	409

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Franklin Resources	9,836	$362
General Growth Properties‡	14,797	403
Goldman Sachs Group	10,321	1,860
Hartford Financial Services Group	10,461	455
HCP‡	11,730	449
Host Hotels & Resorts‡	19,712	302
Huntington Bancshares	19,947	221
Intercontinental Exchange	3,156	809
Invesco	11,212	375
Iron Mountain‡	5,076	137
JPMorgan Chase	95,817	6,327
KeyCorp	21,553	284
Kimco Realty‡	10,596	280
Legg Mason	3,009	118
Leucadia National	8,640	150
Lincoln National	6,609	332
Loews	7,389	284
M&T Bank	4,208	510
Macerich‡	3,465	280
Marsh & McLennan	13,517	750
McGraw-Hill	7,078	698
MetLife	28,612	1,379
Moody’s	4,404	442
Morgan Stanley	38,917	1,238
Nasdaq, Cl A	2,987	174
Navient	10,409	119
Northern Trust	5,671	409
People’s United Financial	8,289	134
Plum Creek Timber‡	4,366	208
PNC Financial Services Group	13,197	1,258
Principal Financial Group, Cl A	7,133	321
Progressive	14,721	468
ProLogis‡	13,671	587
Prudential Financial	11,677	951
Public Storage‡	3,800	941
Realty Income‡	6,218	321
Regions Financial	34,660	333
Simon Property Group‡	8,058	1,567
SL Green Realty‡	2,615	295
SunTrust Banks	13,239	567
Synchrony Financial*	22,001	669
T. Rowe Price Group	6,440	460
Torchmark, Cl A	3,035	173
Travelers	7,952	897
Unum Group	6,163	205
US Bancorp	42,502	1,814
Ventas‡	8,410	475
Vornado Realty Trust‡	4,531	453
Wells Fargo	120,933	6,574
Welltower‡	9,107	620
Weyerhaeuser‡	13,275	398
Willis Group Holdings	100	5

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
XL Group, Cl A	8,014	$314
Zions Bancorporation	5,337	146

		76,017

Health Care — 14.7%
Abbott Laboratories	38,915	1,748
AbbVie	42,325	2,507
Aetna, Cl A	9,116	986
Agilent Technologies	8,685	363
Alexion Pharmaceuticals*	5,808	1,108
Allergan*	10,280	3,213
AmerisourceBergen	5,154	535
Amgen, Cl A	19,663	3,192
Anthem	6,738	940
Baxalta	14,351	560
Baxter International	13,951	532
Becton Dickinson	5,552	856
Biogen*	5,750	1,762
Boston Scientific*	34,692	640
Bristol-Myers Squibb	43,338	2,981
C.R. Bard	1,897	359
Cardinal Health	8,403	750
Celgene, Cl A*	20,294	2,430
Cerner*	7,812	470
Cigna	6,610	967
DaVita HealthCare Partners*	4,357	304
Dentsply International	3,571	217
Edwards Lifesciences, Cl A*	5,572	440
Eli Lilly	25,413	2,141
Endo International*	5,438	333
Express Scripts Holding*	17,632	1,541
Gilead Sciences	37,613	3,806
HCA Holdings*	8,343	564
Henry Schein*	2,222	352
Humana	3,890	694
Illumina*	3,800	729
Intuitive Surgical*	946	517
Johnson & Johnson	71,944	7,390
Laboratory Corp of America Holdings*	2,517	311
Mallinckrodt*	2,911	217
McKesson	6,037	1,191
Medtronic	36,641	2,818
Merck	72,666	3,838
Mylan*	10,926	591
Patterson	2,462	111
PerkinElmer	2,969	159
Perrigo	3,876	561
Pfizer	159,957	5,163
Quest Diagnostics	3,678	262
Regeneron Pharmaceuticals*	2,015	1,094
St. Jude Medical	7,109	439
Stryker	8,076	751

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tenet Healthcare*	2,913	$88
Thermo Fisher Scientific	10,411	1,477
UnitedHealth Group	24,711	2,907
Universal Health Services, Cl B	2,342	280
Varian Medical Systems*	2,565	207
Vertex Pharmaceuticals*	6,458	813
Waters*	2,120	285
Zimmer Biomet Holdings	4,353	447
Zoetis, Cl A	11,773	564

		70,501

Industrials — 9.8%
3M	16,026	2,414
ADT, Cl A	4,509	149
Allegion	2,494	164
American Airlines Group	16,425	696
Ametek	6,364	341
Boeing	16,309	2,358
C.H. Robinson Worldwide	3,887	241
Caterpillar, Cl A	15,445	1,050
Cintas	2,252	205
CSX	25,088	651
Cummins	4,263	375
Danaher, Cl A	15,591	1,448
Deere	8,013	611
Delta Air Lines, Cl A	20,222	1,025
Dover	3,846	236
Dun & Bradstreet	952	99
Eaton	12,039	627
Emerson Electric	16,826	805
Equifax	3,076	343
Expeditors International of Washington	4,708	212
Fastenal, Cl A	7,722	315
FedEx	6,769	1,009
Flowserve	3,454	145
Fluor	3,692	174
General Dynamics	7,765	1,067
General Electric	245,493	7,647
Honeywell International	20,052	2,077
Illinois Tool Works	8,631	800
Ingersoll-Rand	6,703	371
Jacobs Engineering Group*	3,321	139
JB Hunt Transport Services	2,345	172
Kansas City Southern	2,863	214
L-3 Communications Holdings	2,019	241
Lockheed Martin	6,882	1,494
Masco	8,523	241
Nielsen Holdings	9,280	432
Norfolk Southern	7,702	652
Northrop Grumman	4,761	899
PACCAR	8,919	423
Parker-Hannifin, Cl A	3,652	354

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pentair	4,577	$227
Pitney Bowes	5,551	115
Precision Castparts	3,543	822
Quanta Services*	4,382	89
Raytheon	7,799	971
Republic Services	6,162	271
Robert Half International	3,459	163
Rockwell Automation	3,535	363
Rockwell Collins	3,330	307
Roper Technologies	2,614	496
Ryder System	1,523	87
Snap-on	1,455	249
Southwest Airlines, Cl A	16,833	725
Stanley Black & Decker	3,911	417
Stericycle, Cl A*	2,226	268
Textron	7,037	296
Tyco International	10,918	348
Union Pacific	22,119	1,730
United Continental Holdings*	9,500	544
United Parcel Service, Cl B	18,211	1,752
United Rentals*	2,499	181
United Technologies	21,532	2,069
Verisk Analytics, Cl A*	4,000	308
Waste Management	10,782	575
WW Grainger	1,547	313
Xylem	4,648	170

		46,772

Information Technology — 20.1%
Accenture, Cl A	16,348	1,708
Activision Blizzard	12,800	496
Adobe Systems*	13,064	1,227
Akamai Technologies*	4,774	251
Alliance Data Systems*	1,546	428
Alphabet, Cl C*	7,693	5,838
Alphabet, Cl A*	7,569	5,889
Amphenol, Cl A	7,820	408
Analog Devices	7,943	439
Apple	144,730	15,234
Applied Materials	30,171	563
Autodesk, Cl A*	5,905	360
Automatic Data Processing	11,942	1,012
Avago Technologies, Cl A	6,721	976
Broadcom, Cl A	14,742	852
CA	7,733	221
Cisco Systems	131,672	3,576
Citrix Systems*	4,126	312
Cognizant Technology Solutions, Cl A*	15,577	935
Corning, Cl B	31,871	583
CSRA	3,466	104
eBay*	28,347	779
Electronic Arts*	8,128	559

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EMC	50,762	$1,304
F5 Networks, Cl A*	1,791	174
Facebook, Cl A*	59,071	6,182
Fidelity National Information Services, Cl B	7,053	427
First Solar*	2,122	140
Fiserv, Cl A*	5,982	547
Flir Systems	3,792	106
Harris	3,227	280
Hewlett Packard Enterprise	46,310	704
HP	46,310	548
Intel	122,797	4,230
International Business Machines	23,268	3,202
Intuit	7,185	693
Juniper Networks	9,033	249
KLA-Tencor	3,949	274
Lam Research	4,120	327
Linear Technology	5,936	252
MasterCard, Cl A	25,582	2,491
Microchip Technology	5,437	253
Micron Technology*	27,271	386
Microsoft	207,496	11,512
Motorola Solutions	4,302	294
NetApp	7,328	194
Nvidia	13,248	437
Oracle, Cl B	83,333	3,044
Paychex	8,100	428
PayPal Holdings*	28,685	1,038
Qorvo*	3,805	194
Qualcomm	39,068	1,953
Red Hat*	4,660	386
salesforce.com inc*	16,372	1,284
SanDisk	5,352	407
Seagate Technology	8,043	295
Skyworks Solutions	4,807	369
Symantec, Cl A	17,908	376
TE Connectivity	10,303	666
Teradata*	3,099	82
Texas Instruments	26,211	1,437
Total System Services	4,167	208
VeriSign*	2,478	217
Visa, Cl A	50,432	3,911
Western Digital	5,861	352
Western Union	12,577	225
Xerox	24,556	261
Xilinx	6,887	324
Yahoo!*	22,132	736

		96,149

Materials — 2.7%
Air Products & Chemicals	4,961	645
Airgas	1,780	246
Alcoa	34,378	339

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avery Dennison	2,376	$149
Ball	3,556	259
CF Industries Holdings	5,937	242
Dow Chemical, Cl A	29,789	1,534
E.I. Du Pont de Nemours	23,065	1,536
Eastman Chemical	3,798	256
Ecolab	6,854	784
FMC	3,549	139
Freeport-McMoRan, Cl B	29,162	197
International Flavors & Fragrances	2,015	241
International Paper	10,573	399
LyondellBasell Industries, Cl A	9,443	821
Martin Marietta Materials, Cl A	1,665	227
Monsanto	11,528	1,136
Mosaic	8,610	238
Newmont Mining	13,604	245
Nucor	8,348	336
Owens-Illinois*	3,528	61
PPG Industries	6,970	689
Praxair	7,333	751
Sealed Air	5,058	226
Sherwin-Williams, Cl A	2,013	523
Vulcan Materials	3,530	335
WestRock	6,892	314

		12,868

Telecommunication Services — 2.3%
AT&T	159,403	5,485
CenturyTel	14,242	358
Frontier Communications	30,139	141
Level 3 Communications*	7,481	407
Verizon Communications	105,398	4,871

		11,262

Utilities — 2.9%
AES	17,212	165
AGL Resources	2,995	191
Ameren	6,544	283
American Electric Power	12,529	730
Centerpoint Energy	10,717	197
CMS Energy	6,813	246
Consolidated Edison	7,778	500
Dominion Resources	15,604	1,055
DTE Energy	4,541	364
Duke Energy	17,698	1,263
Edison International	8,390	497
Entergy	4,777	327
Eversource Energy	8,044	411
Exelon	23,590	655
FirstEnergy	11,021	350
NextEra Energy	12,098	1,257
NiSource	8,213	160

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NRG Energy	8,464	$100
Pepco Holdings	6,471	168
PG&E	12,593	670
Pinnacle West Capital	2,794	180
PPL	17,439	595
Public Service Enterprise Group	12,957	501
SCANA	3,580	217
Sempra Energy	6,068	570
Southern	23,882	1,117
TECO Energy	6,079	162
WEC Energy Group	8,137	418
Xcel Energy	13,546	486

		13,835

Total Common Stock (Cost $456,659) ($ Thousands)		464,379

Total Investments — 97.1% (Cost $456,659) ($ Thousands)@		$464,379

A list of the open futures contracts held by the Fund at December 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
CAC40 10 Euro	141	Jan-2016	$109
IBEX 35 Plus Index	46	Jan-2016	(18)
Dax Index	23	Mar-2016	257
S&P 500 Index E-MINI	(464)	Mar-2016	(87)
S&P/MIB Index	39	Mar-2016	63
Topix Index	179	Mar-2016	(433)

			$(109)

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
01/20/16	USD	1,586	JPY	189,443	$(10)
01/20/16	USD	2,124	EUR	1,935	(21)
01/20/16	USD	23,864	INR	1,576,476	(100)
01/20/16	EUR	23,897	USD	27,047	1,077
01/20/16	JPY	210,426	USD	1,736	(15)
01/20/16	KRW	27,845,111	USD	24,305	603

					$1,534

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Standard Chartered Bank	$(23,122)	$23,725	$603
Bank of America	(23,800)	23,700	(100)
Goldman Sachs	(30,772)	31,832	1,060
JPMorgan Chase Bank	(1,303)	1,274	(29)

			$1,534

For the period ended December 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Concluded)

December 31, 2015

A list of the outstanding OTC swap contracts held by the Fund at December 31, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	1.99%	US CPI	12/24/45	$13,820	$286
Bank of America	UK RPI	3.46%	12/24/45	5,170	—
Bank of America	2.06%	US CPI	11/13/45	9,140	(3)
Bank of America	UK RPI	3.47%	11/13/45	3,530	45

					$328

For the period ended December 31, 2015, the total amount of all open swap contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $478,324 ($ Thousands).

‡	Real Estate Investment Trust.

*	Non-income producing security.

Cl — Class

CPI — Consumer Price Index

EUR — Euro

IBEX — Spanish Exchange Index

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MIB — Milano Italia Borsa

RPI — Retail Prices Index

S&P — Standard & Poor’s

UK — United Kingdom

USD — United States Dollar

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $456,659 ($ Thousands), and the unrealized appreciation and depreciation were $19,993 ($ Thousands) and ($12,273) ($ Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$464,379	$—	$—	$464,379

Total Investments in Securities	$464,379	$—	$—	$464,379

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$429	$—	$—	$429
Unrealized Depreciation	(538)	—	—	(538)
Forwards Contracts*
Unrealized Appreciation	$—	$1,680	$—	$1,680
Unrealized Depreciation	—	(146)	—	(146)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	331	—	331
Unrealized Depreciation	—	(3)	—	(3)

Total Other Financial Instruments	$(109)	$1,862	$—	$1,753

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
REGISTERED INVESTMENT COMPANIES — 62.9%
AQR Managed Futures Strategy Fund, Cl I	2,830	$28,805
ASG Managed Futures Strategy Fund, Cl Y	2,194	22,844
Blackrock Global Long/Short Credit Fund, Cl I	6,501	63,515
Driehaus Active Income Fund, Cl I	4,486	44,636
Gotham Neutral Fund, Cl Institutional	1,941	19,042
Merger Fund, Cl I	4,392	66,977
Robeco Boston Partners Long/Short Research Fund, Cl I	2,927	43,645
SEI Institutional Managed Trust Long/Short Alternative Fund, Cl Y†	4,258	42,278
WisdomTree Europe Hedged Equity Fund	183	9,836

Total Registered Investment Companies (Cost $358,421) ($ Thousands)		341,578

COMMON STOCK — 12.1%

Consumer Discretionary — 1.1%
Cablevision Systems, Cl A	1,229	39
CBS, Cl B	48,000	2,262
J Alexander’s Holdings*	18,530	202
Jarden*	3,889	222
Media General*	7,963	129
Office Depot*	121,184	684
Time Warner Cable, Cl A	277	51
WCI Communities*	101,600	2,264

		5,853

Consumer Staples — 0.2%
Keurig Green Mountain	4,427	398
Rite Aid*	88,280	692

		1,090

Financials — 0.9%
ACE	1,450	169
First Niagara Financial Group	27,971	303
Japan Post Holdings	146,000	2,264
Symetra Financial	68,008	2,161
Weyerhaeuser‡	8,832	265

		5,162

Health Care — 1.0%
Allergan*	8,888	2,778
Baxalta	4,982	194
Centene*	5,341	351
Cigna	667	98
Humana	11,119	1,985

		5,406

Industrials — 3.0%
Aena*	19,500	2,233
Babcock & Wilcox, Cl W	73,000	2,319

Description		Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Casella Waste Systems, Cl A*		34,000	$203
Delta Air Lines, Cl A		40,000	2,028
Hertz Global Holdings*		145,000	2,063
Matson		20,000	853
Precision Castparts		19,802	4,594
United Continental Holdings*		38,900	2,229

			16,522

Information Technology — 3.7%
Atmel		88,231	760
Broadcom, Cl A		97,984	5,665
EMC		182,421	4,685
Heartland Payment Systems		13,092	1,241
KLA-Tencor		1,827	127
Micron Technology*		160,900	2,278
PayPal Holdings*		64,000	2,317
SanDisk		36,212	2,752
SunEdison Semiconductor*		67,847	532

			20,357

Materials — 1.5%
Cemex ADR*		375,000	2,089
Constellium, Cl A*		234,400	1,805
Norbord		117,000	2,270
Orion Engineered Carbons		143,922	1,813

			7,977

Telecommunication Services — 0.6%
Level 3 Communications*		42,000	2,283
ORBCOMM*		145,916	1,057

			3,340

Utilities — 0.1%
Cleco		2,754	144
Pepco Holdings		1,634	42
TECO Energy		4,360	116

			302

Total Common Stock (Cost $65,264) ($ Thousands)			66,009

		Face Amount (Thousands) (1)

SOVEREIGN DEBT — 5.7%
Argentine Republic Government International Bond
7.820%, 12/31/33 (A)	EUR	6,881	7,867
EP PetroEcuador via Noble Sovereign Funding I
6.224%, 09/24/19 (B)		1,051	862
Hellenic Republic Government Bond
4.750%, 04/17/19	EUR	3,000	2,988

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund (Continued)

December 31, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
3.375%, 07/17/17	EUR	3,000	$3,064
3.650%, 02/24/20	EUR	2,000	1,340
Indonesia Government International Bond MTN
4.750%, 01/08/26		215	212
Kazakhstan Government International Bond MTN
5.125%, 07/21/25		2,000	1,977
Mexico Government International Bond
4.000%, 10/02/23		724	733
Pakistan Government International Bond
6.750%, 12/03/19		1,000	1,013
Petroleos de Venezuela
6.000%, 11/15/26		2,448	900
Russian Foreign Bond - Eurobond
5.625%, 04/04/42		6,000	5,676
Sri Lanka Government International Bond
6.850%, 11/03/25		1,800	1,696
Venezuela Government International Bond
5.750%, 02/26/16		3,000	2,692

Total Sovereign Debt (Cost $31,221) ($ Thousands)			31,020

CORPORATE OBLIGATIONS — 0.4%

Consumer Discretionary — 0.0%
CSC Holdings
5.250%, 06/01/24		110	97

Energy — 0.4%
Petrobras Global Finance
6.850%, 06/05/15		2,000	1,295
4.875%, 03/17/20		943	707

			2,002

Total Corporate Obligations (Cost $2,204) ($ Thousands)			2,099

		Shares

PREFERRED STOCK — 0.0%

Financials — 0.0%
FHLMC, Ser Z, 8.375%* (B)		41,650	142
FNMA, Ser S, 8.250%* (B)		35,000	122

Total Preferred Stock (Cost $280) ($ Thousands)			264

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 15.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.230%**†	85,780,885	$85,781

Total Cash Equivalent (Cost $85,781) ($ Thousands)		85,781

Total Investments — 96.9% (Cost $543,171) ($ Thousands)@		$526,751

EXCHANGE TRADED FUNDS SOLD SHORT — (0.6)%
iShares iBoxx USD High Yield Corporate Bond ETF	(12,600)	$(1,015)
SPDR Barclays High Yield Bond ETF	(29,000)	(984)
SPDR S&P 500 ETF Trust	(7,498)	(1,529)

Total Exchange Traded Funds Sold Short (Proceeds $3,536) ($ Thousands)		(3,528)

COMMON STOCK SOLD SHORT — (3.5)%

Consumer Discretionary — (0.5)%
Charter Communications, Cl A*	(1,100)	(201)
Garmin	(9,000)	(335)
J.C. Penney*	(4,709)	(31)
Liberty Global, Cl C*	(16,375)	(668)
Newell Rubbermaid, Cl B	(3,348)	(148)
Nexstar Broadcasting Group, Cl A	(816)	(48)
Select Comfort*	(40,000)	(856)
Staples	(26,515)	(251)

		(2,538)

Consumer Staples — (0.2)%
Nu Skin Enterprises, Cl A	(20,000)	(758)
SUPERVALU*	(70,000)	(475)

		(1,233)

Energy — (0.2)%
BW LPG	(25,000)	(206)
Clayton Williams Energy*	(12,953)	(383)
Transocean	(48,559)	(601)

		(1,190)

Financials — (0.6)%
Chubb	(2,415)	(320)
Equinix‡	(6,578)	(1,989)
KeyCorp	(19,014)	(251)
Lamar Advertising, Cl A‡	(4,700)	(282)
Plum Creek Timber‡	(5,520)	(264)

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
StanCorp Financial Group	(1,196)	$(136)

		(3,242)

Health Care — (0.7)%
Aetna, Cl A	(9,289)	(1,004)
Anthem	(350)	(49)
Health Net, Cl A*	(8,601)	(589)
Pfizer	(59,459)	(1,919)

		(3,561)

Information Technology — (1.1)%
Avago Technologies, Cl A	(20,703)	(3,005)
Global Payments	(8,750)	(564)
Lam Research	(910)	(72)
Mobileye*	(19,300)	(816)
NeuStar, Cl A*	(29,539)	(708)
Rosetta Stone*	(10,000)	(67)
VMware, Cl A*	(17,617)	(997)
Western Digital	(449)	(27)

		(6,256)

Materials — (0.2)%
Ball	(5,691)	(414)
Cabot	(12,139)	(496)

		(910)

Total Common Stock Sold Short (Proceeds $18,952) ($ Thousands)		(18,930)

Total Investments Sold Short — (4.1)% (Proceeds $22,488) ($ Thousands)		$(22,458)

	Contracts

PURCHASED OPTIONS*†† — 0.0%
Airgas Call, Expires 01/16/16, Strike Price $145.00	45	—
Allergan Call, Expires 01/16/16, Strike Price $315.00	44	22
Atmel Call, Expires 02/20/16, Strike Price $9.00	29	—
Atmel Call, Expires 01/16/16, Strike Price $9.00	44	—
Avago Technologies Call, Expires 01/16/16, Strike Price $165.00	17	—
Avago Technologies Call, Expires 01/16/16, Strike Price $170.00	79	—
Avago Technologies Put, Expires 01/16/16, Strike Price $140.00	13	3
Baker Hughes Put, Expires 02/20/16, Strike Price $45.00	41	16

Description	Contracts	Market Value ($ Thousands)
PURCHASED OPTIONS (continued)
Cigna Put, Expires 01/16/16, Strike Price $130.00	17	$—
Dyax Put, Expires 02/20/16, Strike Price $17.50	64	—
EMC Call, Expires 01/16/16, Strike Price $28.00	130	—
Halliburton Call, Expires 01/16/16, Strike Price $45.00	12	—
Halliburton Call, Expires 01/16/16, Strike Price $46.00	30	—
January 2016, S&P 500 Index Put, Expires 01/16/16, Strike Price $1,880.00	31	2
January 2016, S&P 500 Index Put, Expires 01/16/16, Strike Price $2,040.00	31	56
January 2016, S&P 500 Index Put, Expires 01/16/16, Strike Price $2,020.00	8	9
January 2016, S&P 500 Index Put, Expires 01/16/16, Strike Price $1,860.00	8	—
Keurig Green Mountain Call, Expires 06/18/16, Strike Price $85.00	55	39
Keurig Green Mountain Call, Expires 01/16/16, Strike Price $95.00	97	2
KeyCorp Call, Expires 01/16/16, Strike Price $14.00	110	1
Liberty Global Call, Expires 04/16/16, Strike Price $45.00	83	15
Micron Technology Call, Expires 01/16/16, Strike Price $22.00	125	—
Micron Technology Call, Expires 01/16/16, Strike Price $23.00	149	—
Newell Rubbermaid Call, Expires 01/16/16, Strike Price $47.00	55	1
Pfizer Put, Expires 01/16/16, Strike Price $31.00	216	2
Pfizer Put, Expires 01/16/16, Strike Price $32.00	55	2
Platform Specialty Products Call, Expires 02/20/16, Strike Price $15.00	101	4
Staples Call, Expires 06/18/16, Strike Price $10.00	55	5
VMware Call, Expires 01/16/16, Strike Price $77.50	40	—
VMware Call, Expires 01/16/16, Strike Price $65.00	214	1

Total Purchased Options (Cost $230) ($ Thousands)		180

WRITTEN OPTIONS*†† — 0.0%
Allergan Call, Expires 1/16/16
Strike Price $325.00	(44)	(6)
Avago Technologies Put, Expires 1/16/16
Strike Price $130.00	(13)	(1)

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund (Continued)

December 31, 2015

Description	Contracts	Market Value ($ Thousands)
WRITTEN OPTIONS (continued)
Baker Hughes Put, Expires 2/20/16
Strike Price $35.00	(41)	$(9)
January 2016, S&P 500 Index Put, Expires 1/16/16
Strike Price $1,960.00	(63)	(15)
January 2016, S&P 500 Index Put, Expires 1/16/16
Strike Price $1,940.00	(16)	(3)
Keurig Green Mountain Call, Expires 6/18/16
Strike Price $90.00	(55)	(13)
VMware Call, Expires 1/16/16
Strike Price $70.00	(91)	(1)

Total Written Options (Premiums Received $78) ($ Thousands)		$(48)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2015 is as follows:

Settlement Date	Currency to Deliver ($ Thousands)		Currency to Receive ($ Thousands)		Unrealized Appreciation ($ Thousands)
01/05/16-02/02/16	BRL	11,358	USD	2,962	$110
03/16/16	EUR	1,298	USD	1,425	12
03/16/16	CNH	19,760	USD	3,000	25

					$147

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2015 is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Credit Suisse First Boston	$(1,978)	$2,000	$22
Schonfield Securities	(1,413)	1,425	12
UBS	(3,849)	3,962	113

			$147

For the period ended December 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of open OTC swap agreements held by the Fund at December 31, 2015 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Morgan Stanley	Amlin PLC	Equity Option	1-Month GBP LIBOR Plus 65 Bps	12/12/17	GBP	(2,534)	$14
Morgan Stanley	BG Group	1-Month GBP LIBOR Plus 65 Bps	Equity Option	12/12/17	GBP	(323)	13
Morgan Stanley	Royal Dutch	Equity Option	GBP Sonia Average Minus 35 Bps	12/12/17	GBP	237	(6)

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund (Continued)

December 31, 2015

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Morgan Stanley	Rexam PLC	1-Month USD LIBOR BBA Plus 65 Bps	Equity Option	12/12/17		(169)	6
Morgan Stanley	Telecity Group	1-Month USD LIBOR BBA Plus 65 Bps	Equity Option	12/12/17		(2,736)	15

							$42

For the period ended December 31, 2015, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $543,413 ($ Thousands).

(1)	In U.S. Dollars unless otherwise stated.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

††	For the period ended December 31, 2015, the total amount of purchased and written options, as presented in the Schedule of Investments are representative of the volume of activity for these derivative types during the period.

(A)	Security is in default on interest payment.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2015.

ADR — American Depositary Receipt

BRL — Brazilian Real

Cl — Class

CNH — Chinese Offshore Yuan

ETF — Exchange Traded Fund

EUR — Euro

GBP — British Pound

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

OTC — Over The Counter

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $543,171 ($ Thousands), and the unrealized appreciation and depreciation were $2,687 ($ Thousands) and $(19,107) ($ Thousands) respectively.

The following is a list of the levels of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$341,578	$—	$—	$341,578
Common Stock	66,009	—	—	66,009
Sovereign Debt	—	31,020	—	31,020
Corporate Obligations	—	2,099	—	2,099
Preferred Stock	264	—	—	264
Cash Equivalent	85,781	—	—	85,781

Total Investments in Securities	$493,632	$33,119	$—	$526,751

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(18,930)	$—	$—	$(18,930)
Exchange Traded Funds	(3,528)	—	—	(3,528)

Total Securities Sold Short	$(22,458)	$—	$—	$(22,458)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$180	$—	$—	$180
Written Options	(48)	—	—	(48)
Forwards Contracts*
Unrealized Appreciation	—	147	—	147
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	—	48	—	48
Unrealized Depreciation	—	(6)	—	(6)

Total Other Financial Instruments	$132	$189	$—	$321

*	Forwards contracts and Swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund (Concluded)

December 31, 2015

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2015	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Cl A	$22,920	$249,257	$(186,396)	$—	$—	$85,781	$11
SEI Institutional Managed Trust Long/Short Alternative Fund, Cl Y	41,171	—	—	—	1,107	42,278	—

Totals	$64,091	$249,257	$(186,396)	$—	$1,107	$128,059	$11

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 19.7%
U.S. Treasury Bills (A)(C)
0.414%, 06/02/16	$43,790	$43,711
0.345%, 05/26/16	41,108	41,044
0.327%, 05/19/16	43,936	43,880
0.120%, 01/14/16	21,750	21,750
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	608	825
3.625%, 04/15/28	828	1,082
2.625%, 07/15/17	689	719
2.500%, 07/15/16	740	752
2.500%, 01/15/29	394	467
2.375%, 01/15/17	236	242
2.375%, 01/15/25	1,349	1,533
2.375%, 01/15/27	767	886
2.125%, 01/15/19	332	352
2.125%, 02/15/41	1,158	1,371
2.000%, 01/15/16	180	180
2.000%, 01/15/26	3,457	3,841
1.875%, 07/15/19	784	832
1.750%, 01/15/28	1,106	1,208
1.375%, 07/15/18	441	457
1.375%, 01/15/20	960	998
1.375%, 02/15/44	1,021	1,039
1.250%, 07/15/20	495	515
1.125%, 01/15/21	1,992	2,053
0.750%, 02/15/42	1,526	1,341
0.625%, 07/15/21	2,300	2,316
0.625%, 01/15/24	2,344	2,318
0.375%, 07/15/23	460	449
0.375%, 07/15/25	29,747	28,800
0.250%, 01/15/25	1,305	27,393
0.125%, 04/15/16	888	884
0.125%, 04/15/17	419	418
0.125%, 04/15/18	1,492	1,489
0.125%, 04/15/19	2,030	66,376
0.125%, 04/15/20	75,142	74,184
0.125%, 01/15/22	1,786	1,731
0.125%, 07/15/22	2,017	1,955
0.125%, 01/15/23	155	148
0.125%, 07/15/24	1,502	21,537

Total U.S. Treasury Obligations (Cost $404,059) ($ Thousands)		401,076

	Face Amount (Thousands) (1)

SOVEREIGN DEBT — 11.3%
African Development Bank MTN (C)
2.500%, 03/15/16	250	251
1.125%, 03/15/17	200	200
0.875%, 03/15/18	500	495
Andina de Fomento
4.375%, 06/15/22 (C)	250	266

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Asian Development Bank (C)
5.593%, 07/16/18		250	$274
1.125%, 03/15/17		150	150
0.500%, 06/20/16		1,000	999
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 04/15/18	EUR	2,754	3,065
0.750%, 04/15/18	EUR	332	369
Canada Government International Bond (C)
1.625%, 02/27/19		500	500
0.875%, 02/14/17		1,200	1,199
Chile Government International Bond
3.875%, 08/05/20 (C)		250	267
Council of Europe Development Bank MTN
1.500%, 02/22/17 (C)		850	855
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/20	EUR	3,066	3,667
1.750%, 04/15/20	EUR	15,906	19,024
1.500%, 04/15/16	EUR	285	307
0.500%, 04/15/30	EUR	3,086	3,664
0.100%, 04/15/23	EUR	842	12,512
0.100%, 04/15/26	EUR	1,009	27,638
0.100%, 04/15/46	EUR	203	223
Development Bank of Japan
5.125%, 02/01/17 (C)		200	208
European Bank for Reconstruction & Development MTN (C)
1.500%, 03/16/20		250	247
1.000%, 02/16/17		600	601
0.750%, 09/01/17		200	199
European Investment Bank MTN (C)
4.875%, 02/15/36		250	311
1.000%,12/15/17		150	149
Export Development Canada
0.750%, 12/15/17 (C)		750	743
FMS Wertmanagement AoeR (C)
1.000%, 11/21/17		950	944
0.625%, 04/18/16		750	750
France Government Bond OAT
3.400%, 07/25/29	EUR	238	376
3.150%, 07/25/32	EUR	706	1,133
2.250%, 07/25/20	EUR	623	20,021
2.100%, 07/25/23	EUR	1,073	1,385
1.850%, 07/25/27	EUR	502	666
1.800%, 07/25/40	EUR	980	1,419
1.300%, 07/25/19	EUR	241	281
1.100%, 07/25/22	EUR	6,626	8,016
1.100%, 07/25/22	EUR	1,218	1,473
1.000%, 07/25/17	EUR	1,077	1,202
0.700%, 07/25/30	EUR	201	236
0.250%, 07/25/18	EUR	1,562	1,746

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

December 31, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
0.250%, 07/25/24	EUR	6,306	$7,197
0.250%, 07/25/24	EUR	2,238	2,554
0.100%, 07/25/21	EUR	1,212	7,520
0.100%, 03/01/25	EUR	1,302	8,132
French Treasury Note BTAN
0.450%, 07/25/16		609	665
Hydro-Quebec (C)
2.000%, 06/30/16		250	252
1.375%, 06/19/17		150	150
Inter-American Development Bank (C)
7.000%, 06/15/25		500	670
3.875%, 09/17/19		350	377
1.125%, 03/15/17		300	301
International Bank for Reconstruction & Development (C)
4.750%, 02/15/35		250	305
0.875%, 04/17/17		450	450
International Finance MTN (C)
2.125%,11/17/17		750	762
1.750%, 09/04/18		200	201
1.125%,11/23/16		750	751
1.000%, 04/24/17		300	299
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/26	EUR	212	287
2.600%, 09/15/23	EUR	1,222	1,560
2.550%, 09/15/41	EUR	957	1,304
2.350%, 09/15/19	EUR	554	659
2.350%, 09/15/24	EUR	1,208	1,513
2.350%, 09/15/35	EUR	604	806
2.100%, 09/15/16	EUR	547	602
2.100%, 09/15/17	EUR	989	1,118
2.100%, 09/15/21	EUR	597	721
1.700%, 09/15/18	EUR	911	1,043
1.700%, 09/15/18	EUR	101	116
Korea Development Bank
4.625%, 11/16/21 (C)		250	274
Nordic Investment Bank MTN (C)
1.000%, 03/07/17		750	750
0.750%, 01/17/18		200	198
0.500%, 04/14/16		750	750
North American Development Bank
2.400%, 10/26/22 (C)		200	198
Province of British Columbia Canada (C)
6.500%, 01/15/26		250	323
2.000%,10/23/22		250	243
Province of Manitoba Canada
3.050%, 05/14/24 (C)		250	254
Province of Ontario Canada
2.450%, 06/29/22 (C)		250	248
Province of Quebec Canada
7.500%, 09/15/29 (C)		200	288

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Svensk Exportkredit
5.125%, 03/01/17		150	$157
United Kingdom Gilt Inflation Linked
4.125%, 07/22/30	GBP	100	479
2.500%, 07/26/16	GBP	50	237
2.500%, 04/16/20	GBP	429	2,243
2.500%, 07/17/24	GBP	340	1,663
2.000%, 01/26/35	GBP	432	1,429
1.875%, 11/22/22	GBP	883	1,542
1.250%, 11/22/17	GBP	201	310
1.250%, 11/22/27	GBP	1,203	2,173
1.250%, 11/22/32	GBP	686	1,350
1.250%, 11/22/55	GBP	321	912
1.125%, 11/22/37	GBP	1,001	2,096
0.750%, 03/22/34	GBP	112	207
0.750%, 11/22/47	GBP	125	279
0.625%, 03/22/40	GBP	2,121	4,188
0.625%, 11/22/42	GBP	1,008	2,061
0.500%, 03/22/50	GBP	426	922
0.375%, 03/22/62	GBP	487	1,189
0.250%, 03/22/52	GBP	643	1,329
0.125%, 03/22/24	GBP	268	21,663
0.125%, 03/22/26	GBP	10,752	16,893
0.125%, 03/22/29	GBP	109	176
0.125%, 03/22/44	GBP	107	196
0.125%, 03/22/58	GBP	1,217	2,580
0.125%, 03/22/68	GBP	312	740

Total Sovereign Debt (Cost $239,599) ($ Thousands)			228,886

		Shares

FOREIGN COMMON STOCK — 4.6%

Australia — 0.3%
AGL Energy		25,712	338
Amcor		3,900	38
APA Group		38,075	240
Aristocrat Leisure		20,061	149
Asciano		15,358	98
ASX		2,472	76
Aurizon Holdings		21,309	68
AusNet Services, Cl Miscellaneous		264,595	286
BHP Billiton		5,561	72
Brambles		9,655	81
Caltex Australia		6,748	185
CIMIC Group		4,686	83
Coca-Cola Amatil		19,358	131
Cochlear		2,895	201
Computershare		58,392	494
Crown Resorts		10,576	96
CSL		3,596	276
DUET Group		92,883	154
Fortescue Metals Group		27,506	37

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Harvey Norman Holdings	38,002	$116
Healthscope	82,236	159
Iluka Resources	13,740	61
Incitec Pivot	29,314	84
Insurance Australia Group	17,664	71
LendLease Group	3,959	41
Origin Energy	40,531	139
Qantas Airways	25,771	77
Ramsay Health Care	5,073	251
REA Group	2,602	104
Rio Tinto	2,745	89
Santos	26,897	72
Scentre Group‡	11,668	36
SEEK	7,445	83
Sonic Healthcare	16,500	215
South32	36,210	28
Sydney Airport	20,066	93
Tabcorp Holdings	34,462	118
Tatts Group	44,420	142
Telstra, Cl B	100,746	411
TPG Telecom	33,522	241
Transurban Group	13,849	106
Treasury Wine Estates	30,987	187
Vicinity Centres‡	28,772	59
Wesfarmers	4,028	122
Westfield‡	9,207	64
Westpac Banking	2,441	60
Woodside Petroleum	6,856	143
Woolworths	9,620	172

		6,647

Austria — 0.0%
Andritz	4,304	211
Erste Group Bank	2,296	72
OMV	9,074	257
Raiffeisen Bank International	5,812	86
voestalpine	5,195	160

		786

Belgium — 0.1%
Ageas	2,714	126
Anheuser-Busch InBev	1,572	195
Colruyt	7,170	370
Delhaize Group	2,391	233
KBC Groep	1,942	122
Proximus SADP	12,349	402
Solvay	1,290	138
Telenet Group Holding*	6,085	329
UCB, Cl A	5,104	462
Umicore	4,213	177

		2,554

Canada — 0.4%
Agnico Eagle Mines	2,432	64
Agrium	572	51

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Alimentation Couche-Tard, Cl B	5,390	$236
Atco, Cl I	9,853	253
Bank of Montreal	1,312	74
Bank of Nova Scotia, Cl C	1,590	64
Barrick Gold	5,996	44
BCE	8,954	345
BlackBerry*	20,413	189
Bombardier, Cl B	106,088	102
CAE	9,180	101
Canadian National Railway	2,192	122
Canadian Natural Resources	4,257	93
Canadian Pacific Railway	641	82
Canadian Tire, Cl A	1,794	153
Canadian Utilities, Cl A	11,446	263
CGI Group, Cl A*	6,993	279
CI Financial	3,354	74
Constellation Software	754	313
Crescent Point Energy, Cl F	4,916	57
Dollarama	3,747	216
Empire, Cl A	8,607	159
Enbridge	913	30
Encana	8,974	45
Fairfax Financial Holdings	200	95
Finning International	5,472	74
First Capital Realty	1,950	26
First Quantum Minerals (Canada)	2,143	8
Fortis	9,759	263
Franco-Nevada	1,000	46
George Weston	2,819	217
Gildan Activewear	4,096	116
H&R‡	4,787	69
Husky Energy	63	1
Imperial Oil	2,707	88
Intact Financial	1,580	101
Jean Coutu Group PJC, Cl A	11,072	143
Kinross Gold*	14,314	26
Loblaw	4,968	234
Magna International, Cl A	2,438	98
Methanex	1,070	35
Metro, Cl A	7,776	217
National Bank of Canada	2,275	66
Open Text	4,874	233
Potash Corp of Saskatchewan	2,157	37
Restaurant Brands International	2,608	97
RioCan, Cl Trust Unit‡	3,430	58
Rogers Communications, Cl B	8,565	294
Royal Bank of Canada	1,066	57
Saputo	6,869	164
Shaw Communications, Cl B	7,879	135
Silver Wheaton, Cl H	3,032	37
SNC-Lavalin Group	2,856	84

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Suncor Energy	2,370	$61
Teck Resources, Cl B	2,423	9
TELUS	9,642	266
Thomson Reuters, Cl B	4,373	165
Toronto-Dominion Bank	1,857	72
TransCanada	2,000	65
Turquoise Hill Resources*	6,748	17
Valeant Pharmaceuticals International*	3,620	366
Vermilion Energy	2,483	67

		7,616

Chile — 0.0%
Antofagasta	8,667	60

China — 0.0%
Sands China	18,800	64

Denmark — 0.2%
AP Moeller - Maersk, Cl A	102	132
AP Moeller - Maersk, Cl B	99	129
Carlsberg, Cl B	3,116	278
Chr Hansen Holding	4,349	273
Coloplast, Cl B	4,159	337
Danske Bank	6,879	186
Novo Nordisk, Cl B	5,821	339
Novozymes, Cl B	7,255	349
Pandora	1,416	180
TDC	68,288	342
Tryg	10,215	204
Vestas Wind Systems	1,356	96
William Demant Holding*	4,218	403

		3,248

Finland — 0.1%
Elisa	11,689	442
Fortum	21,754	329
Kone, Cl B	2,993	127
Metso	2,878	65
Neste	12,215	367
Nokia	39,354	282
Nokian Renkaat	5,363	193
Orion, Cl B	11,412	396
Sampo, Cl A	3,627	185
Stora Enso, Cl R	16,819	153
UPM- Kymmene, Cl V	9,046	169
Wartsila OYJ Abp	2,318	106

		2,814

France — 0.3%
Accor	875	38
Aeroports de Paris, Cl A	373	43
Air Liquide	1,030	116
Alcatel-Lucent*	39,326	156
Arkema	1,313	92
Atos	2,646	223
Bouygues	892	35
Bureau Veritas	900	18

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Capital Gemini	2,071	$193
Carrefour	1,443	42
Christian Dior, Cl B	506	86
CNP Assurances	1,903	26
Credit Agricole	5,388	64
Danone	1,646	111
Dassault Systemes	3,513	281
Electricite de France	11,810	174
Engie	8,471	150
Essilor International	3,685	461
Eutelsat Communications	1,501	45
Fonciere Des Regions‡	434	39
Gecina‡	699	85
Groupe Eurotunnel	4,624	58
Hermes International	26	9
ICADE‡	512	34
Iliad	1,128	270
Ingenico Group	1,174	149
JCDecaux	1,173	45
Kering	389	67
Klepierre‡	1,965	87
L’Oreal	607	102
LVMH Moet Hennessy Louis Vuitton	241	38
Natixis	5,679	32
Numericable-SFR SAS	536	19
Orange	12,973	218
Pernod Ricard	1,010	115
Remy Cointreau	1,323	95
Renault	450	45
Rexel	3,641	49
Sanofi	3,584	306
Schneider Electric	577	33
SCOR	1,457	55
SES	1,713	48
Societe BIC	289	48
STMicroelectronics	19,072	128
Suez Environnement	8,879	166
Technip	5,328	265
Thales, Cl A	1,585	119
TOTAL	4,395	197
Valeo	335	52
Veolia Environnement	8,189	194
Vinci	822	53
Vivendi	5,328	115
Wendel	681	81

		5,770

Germany — 0.3%
adidas	861	84
Allianz	347	62
BASF	1,028	79
Bayer	1,449	182
Beiersdorf	1,696	155

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Brenntag	527	$28
Commerzbank*	5,497	57
Continental	286	70
Deutsche Bank	2,043	50
Deutsche Boerse	557	49
Deutsche Lufthansa	5,273	83
Deutsche Post	2,302	65
Deutsche Telekom	15,661	284
Deutsche Wohnen	1,750	49
E.ON	26,305	255
Fraport Frankfurt Airport Services Worldwide	1,521	97
Fresenius	4,942	354
Fresenius Medical Care	3,975	336
GEA Group	1,568	64
Hannover Rueck	619	71
HeidelbergCement	879	72
Henkel & KGaA	1,543	149
Infineon Technologies	20,066	294
K+S	2,963	76
LANXESS	1,587	74
Linde	488	71
MAN	398	40
Merck KGaA	2,187	213
Metro	4,277	137
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	274	55
OSRAM Licht	1,575	66
QIAGEN*	7,992	218
RWE	17,258	220
SAP	4,196	335
Siemens	850	83
Symrise	2,361	157
Telefonica Deutschland Holding	49,505	263
ThyssenKrupp	3,604	72
TUI	3,217	57
United Internet	6,170	341
Volkswagen	135	21

		5,488

Hong Kong — 0.3%
AIA Group	13,800	83
ASM Pacific Technology	55,600	437
BOC Hong Kong Holdings	15,500	47
Cathay Pacific Airways	77,000	133
Cheung Kong Infrastructure Holdings	48,438	449
Cheung Kong Property Holdings	5,708	37
CK Hutchison Holdings	8,208	111
CLP Holdings, Cl B	68,000	578
Galaxy Entertainment Group	24,000	76
HK Electric Investments & HK Electric Investments (B)	205,500	172
HKT Trust and HKT, Cl Miscellaneous	283,920	363
Hong Kong & China Gas	181,962	357

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Hopewell Hong Kong Properties*	660	$—
Kerry Properties	13,000	35
Li & Fung	154,000	105
Link‡	13,500	81
MGM China Holdings	30,000	37
MTR	39,500	196
NWS Holdings	90,000	135
PCCW	761,000	447
Power Assets Holdings	49,102	452
Shangri-La Asia	82,000	80
SJM Holdings	52,000	37
Swire Pacific, Cl A	4,000	45
Swire Properties	7,800	22
Techtronic Industries	31,500	128
WH Group* (B)	678,500	379
Wynn Macau	27,600	32
Yue Yuen Industrial Holdings	30,500	104

		5,158

Ireland — 0.1%
Accenture, Cl A	1,033	108
Bank of Ireland*	340,737	125
CRH	8,888	258
Eaton	1,420	74
Kerry Group, Cl A	4,069	337
Ryanair Holdings ADR	4,036	349

		1,251

Israel — 0.1%
Azrieli Group	1,700	63
Bank Hapoalim	29,177	151
Bank Leumi Le-Israel*	39,720	138
Bezeq The Israeli Telecommunication	203,497	448
Check Point Software Technologies*	3,321	270
Delek Group	1,764	354
Israel Chemicals	66,305	269
Mizrahi Tefahot Bank	12,761	152
NICE-Systems	6,857	396
Teva Pharmaceutical Industries	8,087	529

		2,770

Italy — 0.1%
Assicurazioni Generali	2,134	39
Atlantia	3,095	82
Banca Monte dei Paschi di Siena*	17,284	23
CNH Industrial	12,849	88
Enel	50,173	212
Enel Green Power	79,805	163
Eni	10,812	162
Fiat Chrysler Automobiles*	8,569	120
Finmeccanica *	5,105	72
Luxottica Group	2,908	191
Mediobanca	8,384	81
Prysmian	5,661	125
Saipem	21,772	177

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Snam Rete Gas	39,115	$205
Telecom Italia	386,623	440
Tenaris	15,473	184
Terna Rete Elettrica Nazionale	44,057	228
UnipolSai	8,846	23

		2,615

Japan — 0.7%
Aeon, Cl H	5,800	90
AEON Financial Service	1,200	27
Air Water	5,000	81
Aisin Seiki	800	35
Ajinomoto	7,000	168
Alfresa Holdings	6,800	136
ANA Holdings	20,000	58
Aozora Bank	12,000	42
Asahi Group Holdings	2,800	88
Asahi Kasei	9,000	62
Astellas Pharma	8,000	115
Bank of Kyoto	4,000	38
Bank of Yokohama	4,000	25
Benesse, Cl A	2,700	78
Bridgestone	2,000	69
Calbee	2,000	85
Canon	2,600	79
Central Japan Railway	400	72
Chiba Bank, Cl B	4,000	29
Chubu Electric Power	11,300	156
Chugai Pharmaceutical	2,500	88
Chugoku Bank	4,200	57
Chugoku Electric Power	12,200	162
Credit Saison	1,300	26
Daicel	3,800	57
Daito Trust Construction	800	93
Daiwa House Industry	3,000	87
Daiwa Securities Group	11,000	68
Dentsu	1,000	56
Eisai	2,000	134
Electric Power Development	6,100	219
FamilyMart, Cl H	2,600	122
Fast Retailing	100	35
Fuji Heavy Industries	900	38
FUJIFILM Holdings	2,200	93
Fukuoka Financial Group	17,000	86
Gunma Bank	14,000	82
Hachijuni Bank	3,000	19
Hankyu Hanshin Holdings	7,000	46
Hirose Electric	840	103
Hiroshima Bank	11,000	63
Hitachi Chemical	3,039	49
Hitachi Metals	5,000	63
Hokuhoku Financial Group	9,000	19
Hokuriku Electric Power	11,100	166

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Idemitsu Kosan	13,400	$216
Inpex	21,000	207
Itochu Techno-Solutions	4,800	97
Iyo Bank	8,900	88
J Front Retailing	3,000	44
Japan Prime Realty Investment, Cl A‡	24	82
Japan Real Estate Investment‡	16	78
Japan Retail Fund Investment, Cl A‡	52	100
Joyo Bank	21,000	100
JX Holdings	56,400	238
Kajima	7,000	42
Kamigumi	8,000	70
Kaneka	12,000	126
Kansai Electric Power	10,800	131
Kansai Paint	3,000	46
Kao	1,800	94
KDDI	12,600	330
Keikyu	4,000	33
Keio	3,000	26
Keyence	200	112
Kikkoman	4,000	140
Kintetsu Group Holdings	15,000	61
Kirin Holdings	6,100	84
Konami Holdings	3,656	88
Kyocera	900	42
Kyowa Hakko Kirin	7,000	111
Kyushu Electric Power	9,400	104
Lawson	1,600	131
LIXIL Group	3,000	67
M3	5,900	124
Maruichi Steel Tube	3,200	96
McDonald’s Holdings Japan	1,623	35
Medipal Holdings	6,500	112
MEIJI Holdings	2,000	167
Miraca Holdings	2,800	125
Mitsubishi Motors	4,200	36
Mitsubishi Tanabe Pharma	7,400	129
Mitsui Chemicals	9,000	41
Mizuho Financial Group	45,700	93
Murata Manufacturing	500	73
NEC	12,000	38
NGK Spark Plug	2,600	69
NH Foods	4,000	79
NHK Spring	3,000	30
Nintendo	500	70
Nippon Building Fund, Cl REIT‡	13	62
Nippon Express	13,000	62
Nippon Prologis REIT, Cl REIT‡	18	33
Nippon Steel & Sumitomo Metal	2,855	57
Nippon Telegraph & Telephone	10,000	402
Nisshin Seifun Group	9,415	156
Nissin Food Products	2,000	107

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Nitori Holdings	400	$34
NOK	1,500	36
Nomura Research Institute	1,980	77
NTT Data	2,000	98
NTT DOCOMO	20,300	419
Odakyu Electric Railway	3,000	33
Oji Holdings	22,000	89
Ono Pharmaceutical	700	126
Oracle Japan	1,900	89
Osaka Gas	78,000	284
Otsuka Holdings	3,400	122
Resona Holdings	16,900	83
Rohm	800	41
Ryohin Keikaku	200	41
Sankyo	1,100	41
Santen Pharmaceutical	5,600	93
Sekisui Chemical	3,000	40
Seven & i Holdings	2,100	97
Seven Bank	11,700	52
Shikoku Electric Power	9,400	148
Shimadzu	6,000	102
Shimizu	3,000	25
Shin-Etsu Chemical, Cl A	1,100	61
Shiseido	3,900	82
Showa Shell Sekiyu	29,300	241
SoftBank	4,100	209
Sumitomo	6,500	67
Sumitomo Metal Mining	8,000	98
Suntory Beverage & Food	2,800	124
Suzuken	2,760	106
Sysmex	1,700	111
Taisei	5,000	33
Takeda Pharmaceutical	2,600	131
Teijin	24,000	83
Terumo	4,000	126
Tobu Railway	17,000	85
Toho	1,600	45
Toho Gas	42,063	274
Tohoku Electric Power	8,400	106
Tokyo Gas	62,000	294
Tokyu	4,000	32
TonenGeneral Sekiyu	28,000	238
Toray Industries	10,000	94
TOTO	1,000	36
Toyo Seikan Group Holdings	1,900	36
Toyo Suisan Kaisha	3,000	106
Toyota Industries	1,900	103
Toyota Motor	1,700	106
Unicharm	4,900	101
United Urban Investment‡	66	90
USS	5,600	85
Yakult Honsha	1,800	89

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Yamaguchi Financial Group	5,000	$60
Yamato Holdings	1,400	30
Yamazaki Baking	7,000	159

		14,659

Luxembourg — 0.0%
RTL Group	682	57

Netherlands — 0.2%
Aegon	10,544	60
Akzo Nobel	2,588	173
Altice*	7,879	113
Altice, Cl B*	11,055	161
ArcelorMittal	34,373	146
ASML Holding	3,148	282
Gemalto	4,556	274
Heineken	1,925	165
ING Groep	6,346	86
Koninklijke Ahold	9,243	196
Koninklijke Boskalis Westminster	1,861	76
Koninklijke DSM	3,445	173
Koninklijke Philips	3,383	87
Koninklijke Vopak	10,682	460
LyondellBasell Industries, Cl A	1,647	143
NN Group	2,710	96
NXP Semiconductors*	2,141	180
OCI*	4,290	106
Randstad Holding	1,641	103
RELX	10,973	185
Royal KPN	91,067	346
TNT Express	11,374	96
Unibail-Rodamco‡	139	35
Unilever	3,312	144
Wolters Kluwer	5,792	195

		4,081

New Zealand — 0.1%
Auckland International Airport	92,832	365
Contact Energy	79,201	257
Fletcher Building	46,704	235
Meridian Energy	197,096	323
Mighty River Power	112,969	215
Ryman Healthcare	67,499	393
Spark New Zealand	186,746	422

		2,210

Norway — 0.1%
DNB, Cl A	9,226	114
Gjensidige Forsikring	10,608	170
Norsk Hydro	51,688	194
Orkla	35,918	285
Schibsted, Cl B*	4,860	155
Statoil	21,274	297
Telenor	17,631	295
Yara International	3,178	138

		1,648

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)

Panama — 0.0%
Carnival	1,282	$70

Portugal — 0.0%
Banco Comercial Portugues, Cl R*	2,115,756	112
Banco Espirito Santo*	50,830	6
EDP - Energias de Portugal	85,324	308
Galp Energia SGPS	20,070	234
Jeronimo Martins SGPS	16,644	217

		877

Singapore — 0.2%
CapitaLand	33,800	80
CapitaLand Commercial Trust‡	98,567	94
DBS Group Holdings	7,800	92
Genting Singapore	238,600	129
Global Logistic Properties	42,000	64
Golden Agri-Resources	1,194,400	286
Hutchison Port Holdings, Cl U	150,126	80
Jardine Cycle & Carriage	6,200	152
Keppel	16,600	76
Noble Group	170,100	48
Oversea-Chinese Banking	12,800	79
Sembcorp Industries	31,300	67
Sembcorp Marine	42,000	52
Singapore Airlines	23,700	187
Singapore Exchange	22,900	124
Singapore Press Holdings	97,800	272
Singapore Technologies Engineering	25,400	54
Singapore Telecommunications	133,600	346
StarHub	141,300	368
United Overseas Bank	5,300	73
UOL Group	7,072	31
Wilmar International	117,100	243
Yangzijiang Shipbuilding Holdings	175,548	136

		3,133

Spain — 0.2%
Abertis Infraestructuras	5,513	86
ACS Actividades de Construccion y Servicios	2,833	83
Amadeus IT Holding, Cl A	11,484	508
Banco Bilbao Vizcaya Argentaria	3,923	29
Banco Santander	24,737	122
Bankia	12,911	15
CaixaBank	30,255	106
Distribuidora Internacional de Alimentacion	38,251	226
Enagas	5,493	155
Endesa	4,836	97
Ferrovial	4,529	103
Gas Natural SDG	6,561	134
Grifols	7,310	338
Iberdrola	26,058	185
Industria de Diseno Textil	9,200	317
International Consolidated Airlines Group	7,033	63
Red Electrica, Cl B	2,080	174

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Repsol, Cl A	21,062	$232
Telefonica*	18,046	201
Zardoya Otis	7,495	88

		3,262

Sweden — 0.2%
Alfa Laval	3,670	67
Atlas Copco, Cl A	1,818	45
Atlas Copco, Cl B	1,891	44
Boliden	12,111	205
Electrolux	4,260	104
Getinge, Cl B	14,372	379
Hennes & Mauritz, Cl B	4,059	145
Hexagon, Cl B	8,618	322
Husqvarna, Cl B	17,924	119
ICA Gruppen	6,378	233
Industrivarden, Cl C	4,865	84
Investment Kinnevik, Cl B	1,565	49
Lundin Petroleum*	20,495	298
Millicom International Cellular	2,887	167
Nordea Bank	6,982	77
Skandinaviska Enskilda Banken, Cl A	7,936	84
SKF, Cl B	8,542	139
Svenska Cellulosa SCA, Cl B	6,221	182
Svenska Handelsbanken, Cl A	2,082	28
Swedbank, Cl A	2,347	52
Swedish Match	5,303	189
Tele2, Cl B	24,845	250
Telefonaktiebolaget LM Ericsson, Cl B	34,456	336
TeliaSonera	44,427	222
Volvo, Cl B	6,277	59

		3,879

Switzerland — 0.2%
ABB	4,545	82
ACE	744	87
Actelion	1,191	166
Adecco	1,187	82
Aryzta*	1,814	92
Baloise Holding	496	63
Barry Callebaut	121	133
Chocoladefabriken Lindt & Spruengli	31	330
Cie Financiere Richemont	1,741	125
Coca-Cola HBC	3,429	73
Dufry*	1,505	180
EMS-Chemie Holding	353	156
Galenica	90	142
Geberit	215	73
Givaudan	89	162
Kuehne & Nagel International	661	91
LafargeHolcim	843	42
Lonza Group	1,178	192
Nestle	1,850	138
Novartis	2,503	217

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Partners Group Holding	322	$116
Roche Holding	773	213
Schindler Holding	1,164	196
SGS, Cl B	41	78
Sika	37	134
Sonova Holding	1,666	212
Swatch Group	1,778	121
Swatch Group, Cl B	331	116
Swiss Life Holding	254	69
Swiss Prime Site, Cl H	1,126	88
Swisscom	947	476
Syngenta	389	152
TE Connectivity	1,250	81
Transocean	19,707	246

		4,924

United Kingdom — 0.4%
Admiral Group	3,076	75
Amec Foster Wheeler	31,793	201
Anglo American	22,928	101
ARM Holdings	18,595	285
Associated British Foods	2,191	108
AstraZeneca	3,801	259
Auto Trader Group* (B)	48,359	317
Aviva	4,112	31
BHP Billiton	4,135	46
BP	21,882	114
British American Tobacco	1,681	93
BT Group, Cl A	41,849	291
Bunzl	3,000	83
Burberry Group	1,376	24
Capita	2,265	40
Centrica	91,279	293
Compass Group	5,292	92
Croda International	2,603	117
Delphi Automotive	1,026	88
Diageo	2,888	79
Dixons Carphone	10,596	78
easyJet	3,512	90
Ensco, Cl A	4,913	76
Experian	2,610	46
G4S	16,567	55
GlaxoSmithKline	14,130	286
Glencore	59,217	79
IMI	1,574	20
Imperial Tobacco Group	2,202	116
Inmarsat	19,273	323
InterContinental Hotels Group	1,529	60
Intertek Group	544	22
ITV	11,950	49
J Sainsbury	21,670	83
Johnson Matthey	1,976	77
Marks & Spencer Group	10,789	72

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Melrose Industries	19,336	$83
National Grid	20,542	284
Next, Cl A	560	60
Pearson	7,800	85
Pentair	1,504	75
Petrofac	9,373	110
Reckitt Benckiser Group	1,075	100
RELX	3,034	54
Rexam	15,230	136
Rio Tinto	1,309	38
Royal Dutch Shell, Cl A	7,616	171
Royal Dutch Shell, Cl B	4,214	96
Royal Mail	6,924	45
RSA Insurance Group	7,664	48
SABMiller	1,731	104
Sage Group	47,249	420
Severn Trent	8,989	288
Shire	3,125	216
Sky	5,534	91
Smith & Nephew	15,129	269
Smiths Group	4,570	63
SSE	11,470	258
Tate & Lyle	7,790	69
Travis Perkins	3,353	98
Unilever	2,107	91
United Utilities Group, Cl B	17,772	245
Vodafone Group	83,074	271
Whitbread	1,095	71
Wm Morrison Supermarkets	34,659	76
WPP	2,771	64

		8,348

Total Foreign Common Stock (Cost $90,578) ($ Thousands)		93,989

COMMON STOCK — 3.0%

United States — 3.0%

Consumer Discretionary — 0.3%
Advance Auto Parts	455	69
Amazon.com, Cl A*	164	111
Autonation*	925	55
Autozone*	115	85
Bed Bath & Beyond*	871	42
Best Buy	2,195	67
BorgWarner	1,249	54
Cablevision Systems, Cl A	2,820	90
CarMax*	974	53
CBS, Cl B	891	42
Chipotle Mexican Grill, Cl A*	131	63
Coach	2,031	66
Comcast, Cl A	1,221	69
Darden Restaurants	1,212	77
Discovery Communications, Cl A*	1,971	53

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Discovery Communications, Cl C*	1,457	$37
Dollar General	1,154	83
Dollar Tree*	1,039	80
DR Horton	2,237	72
Expedia	660	82
Ford Motor	2,814	40
Fossil Group*	2,665	97
GameStop, Cl A	2,084	58
Gap	3,519	87
Garmin	1,579	59
General Motors	2,216	75
Genuine Parts	684	59
Goodyear Tire & Rubber	1,985	65
H&R Block	2,909	97
Hanesbrands	700	21
Harley-Davidson, Cl A	750	34
Harman International Industries, Cl A	559	53
Hasbro	950	64
Home Depot	660	87
Interpublic Group	2,930	68
Johnson Controls	1,192	47
Kohl’s	1,084	52
L Brands	1,100	105
Leggett & Platt	1,629	68
Lennar, Cl A	1,255	61
Lowe’s	1,189	90
Macy’s	2,927	102
Marriott International, Cl A	974	65
Mattel	1,549	42
McDonald’s	1,006	119
Michael Kors Holdings*	260	10
Mohawk Industries*	150	28
NetFlix *	344	39
Newell Rubbermaid, Cl B	1,797	79
News, Cl A	3,347	45
Nike, Cl B	1,442	90
Nordstrom	882	44
Omnicom Group	1,019	77
O’Reilly Automotive*	309	78
Priceline Group*	50	64
PulteGroup	2,869	51
PVH	529	39
Ralph Lauren, Cl A	721	80
Ross Stores	1,460	79
Royal Caribbean Cruises	434	44
Scripps Networks Interactive, Cl A	899	50
Signet Jewelers	550	68
Staples	3,583	34
Starbucks	1,667	100
Starwood Hotels & Resorts Worldwide	802	56
Target, Cl A	1,487	108
TEGNA	1,572	40

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tiffany	1,091	$83
Time Warner	1,132	73
Time Warner Cable, Cl A	430	80
TJX	1,183	84
Tractor Supply	780	67
TripAdvisor*	606	52
Twenty-First Century Fox, Cl A	2,526	69
Under Armour, Cl A*	870	70
Urban Outfitters*	4,393	100
VF	892	56
Viacom, Cl B	751	31
Walt Disney	771	81
Whirlpool	397	58
Wyndham Worldwide	1,075	78
Wynn Resorts	1,689	117
Yum! Brands	892	65

		5,532

Consumer Staples — 0.4%
Altria Group	3,188	186
Archer-Daniels-Midland	3,709	136
Brown-Forman, Cl B	2,047	203
Campbell Soup	5,326	280
Clorox	1,950	247
Coca-Cola	5,902	254
Coca-Cola Enterprises	3,797	187
Colgate-Palmolive	3,224	215
ConAgra Foods	6,607	279
Constellation Brands, Cl A	1,246	177
Costco Wholesale	1,313	212
CVS Health	1,903	186
Dr Pepper Snapple Group	2,402	224
Estee Lauder, Cl A	2,569	226
General Mills, Cl A	4,478	258
Hershey	2,261	202
Hormel Foods	2,669	211
JM Smucker	1,849	228
Kellogg	3,591	259
Keurig Green Mountain	1,750	157
Kimberly-Clark	2,316	295
Kraft Heinz	2,431	177
Kroger	4,174	175
McCormick	3,328	285
Mead Johnson Nutrition, Cl A	2,001	158
Molson Coors Brewing, Cl B	2,477	233
Mondelez International, Cl A	5,619	252
Monster Beverage*	1,167	174
PepsiCo	2,423	242
Philip Morris International	2,511	221
Procter & Gamble	2,984	237
Reynolds American	3,315	153
SYSCO, Cl A	5,177	212
Tyson Foods, Cl A	3,714	198

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Walgreens Boots Alliance	2,355	$200
Wal-Mart Stores	2,334	143
Whole Foods Market	4,324	145

		7,827

Energy — 0.2%
Anadarko Petroleum, Cl A	2,311	112
Apache	1,962	87
Baker Hughes	2,480	114
Cabot Oil & Gas	6,882	122
Cameron International*	2,161	137
Chesapeake Energy	23,731	107
Chevron	1,331	120
Cimarex Energy	1,075	96
Columbia Pipeline Group	7,251	145
ConocoPhillips	2,304	108
Consol Energy	12,899	102
Devon Energy	3,082	99
Diamond Offshore Drilling	4,770	101
EOG Resources	1,575	111
EQT	2,159	112
Exxon Mobil	1,690	132
FMC Technologies*	3,535	102
Halliburton	2,593	88
Helmerich & Payne	2,048	110
Hess	1,897	92
Kinder Morgan	6,052	90
Marathon Oil	5,483	69
Marathon Petroleum	2,693	140
Murphy Oil	4,307	97
National Oilwell Varco, Cl A	3,508	117
Newfield Exploration*	3,062	100
Noble Energy	2,878	95
Occidental Petroleum	2,265	153
Oneok	6,107	151
Phillips 66	1,688	138
Pioneer Natural Resources	858	108
Range Resources	3,619	89
Schlumberger, Cl A	1,728	120
Southwestern Energy, Cl A*	14,564	103
Spectra Energy	5,665	136
Tesoro	1,406	148
Valero Energy	2,308	163
Williams	4,902	126

		4,340

Financials — 0.3%
Affiliated Managers Group*	278	44
Aflac	669	40
Allstate	963	60
American Express	700	49
American International Group	985	61
American Tower, Cl A‡	1,028	100

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ameriprise Financial	614	$65
Aon	1,040	96
Apartment Investment & Management, Cl A‡	1,239	50
Assurant	976	79
AvalonBay Communities‡	370	68
Bank of America	3,043	51
Bank of New York Mellon	1,559	64
BB&T	567	21
Berkshire Hathaway, Cl B*	698	92
BlackRock	151	51
Boston Properties‡	488	62
Capital One Financial	700	51
CBRE Group, Cl A*	1,563	54
Charles Schwab	2,369	78
Chubb	1,048	139
Cincinnati Financial	2,017	119
Citigroup	1,388	72
CME Group	627	57
Comerica	1,055	44
Crown Castle International‡	1,247	108
Discover Financial Services	1,159	62
E*Trade Financial*	2,457	73
Equinix‡	102	31
Equity Residential‡	941	77
Essex Property Trust‡	340	81
Fifth Third Bancorp	3,134	63
Franklin Resources	1,671	62
General Growth Properties‡	2,355	64
Goldman Sachs Group	268	48
Hartford Financial Services Group	2,184	95
HCP‡	1,674	64
Host Hotels & Resorts‡	3,192	49
Huntington Bancshares	5,352	59
Intercontinental Exchange	310	79
Invesco	1,903	64
Iron Mountain‡	1,719	46
JPMorgan Chase	873	58
KeyCorp	3,605	48
Kimco Realty‡	2,593	69
Legg Mason	1,384	54
Leucadia National	2,506	44
Loews	1,145	44
M&T Bank	901	109
Macerich‡	1,104	89
Marsh & McLennan	1,756	97
McGraw-Hill	587	58
MetLife	873	42
Moody’s	673	68
Morgan Stanley	1,399	45
Nasdaq, Cl A	1,585	92
Navient	5,548	64
Northern Trust	1,046	75

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
People’s United Financial	4,631	$75
Plum Creek Timber‡	1,656	79
PNC Financial Services Group	595	57
Principal Financial Group, Cl A	1,244	56
Progressive	2,974	95
ProLogis‡	2,009	86
Prudential Financial	570	46
Public Storage‡	541	134
Realty Income‡	1,430	74
Regions Financial	5,512	53
Simon Property Group‡	325	63
SL Green Realty‡	445	50
State Street	770	51
SunTrust Banks	1,338	57
Synchrony Financial*	1,000	30
T. Rowe Price Group	832	60
Torchmark, Cl A	964	55
Travelers	849	96
Unum Group	1,475	49
US Bancorp	1,531	65
Ventas‡	1,347	76
Vornado Realty Trust‡	658	66
Wells Fargo	1,167	63
Welltower‡	867	59
Weyerhaeuser‡	2,304	69
XL Group, Cl A	2,550	100
Zions Bancorporation	367	10

		5,622

Health Care — 0.3%
Abbott Laboratories	3,250	146
AbbVie	1,735	103
Aetna, Cl A	1,342	145
Agilent Technologies	2,392	100
Alexion Pharmaceuticals*	748	143
Allergan*	392	123
AmerisourceBergen	926	96
Amgen, Cl A	840	136
Anthem	819	114
Baxalta	2,273	89
Baxter International	2,273	87
Becton Dickinson	1,133	175
Biogen*	324	99
Boston Scientific*	6,797	125
Bristol-Myers Squibb	2,001	138
C.R. Bard	751	142
Cardinal Health	1,831	163
Celgene, Cl A*	912	109
Cerner*	2,136	128
Cigna	920	135
DaVita HealthCare Partners*	1,726	120
Dentsply International	2,721	166
Edwards Lifesciences, Cl A*	1,836	145

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eli Lilly	1,524	$128
Endo International*	1,107	68
Express Scripts Holding*	1,303	114
Gilead Sciences	1,056	107
HCA Holdings*	1,422	96
Henry Schein*	430	68
Humana	561	100
Illumina*	381	73
Intuitive Surgical*	262	143
Johnson & Johnson	1,602	165
Laboratory Corp of America Holdings*	954	118
Mallinckrodt*	905	68
McKesson	595	117
Medtronic	1,421	109
Merck	2,621	138
Mylan*	1,411	76
Patterson	2,743	124
PerkinElmer	2,942	158
Perrigo	573	83
Pfizer	4,108	133
Quest Diagnostics	1,743	124
Regeneron Pharmaceuticals*	227	123
St. Jude Medical	1,964	121
Stryker	1,505	140
Taro Pharmaceutical Industries*	2,232	345
Tenet Healthcare*	1,901	58
Thermo Fisher Scientific	1,047	148
UnitedHealth Group	1,173	138
Universal Health Services, Cl B	885	106
Varian Medical Systems*	1,374	111
Vertex Pharmaceuticals*	829	104
Waters*	1,193	161
Zimmer Biomet Holdings	1,217	125
Zoetis, Cl A	1,908	91

		7,008

Industrials — 0.3%
3M	528	80
ADT, Cl A	1,823	60
Allegion	1,531	101
American Airlines Group	1,867	79
Ametek	1,214	65
Boeing	707	102
C.H. Robinson Worldwide	1,277	79
Caterpillar, Cl A	671	46
Cintas	1,129	103
CSX	2,876	75
Cummins	612	54
Danaher, Cl A	1,081	100
Deere	725	55
Delta Air Lines, Cl A	2,132	108
Dover	1,286	79
Dun & Bradstreet	676	70

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Emerson Electric	1,193	$57
Equifax	1,030	115
Expeditors International of Washington	1,954	88
Fastenal, Cl A	2,002	82
FedEx	581	87
Flowserve	922	39
Fluor	1,781	84
General Dynamics	849	117
General Electric	3,393	106
Honeywell International	835	86
Illinois Tool Works	945	88
Ingersoll-Rand	1,099	61
Jacobs Engineering Group*	1,127	47
JB Hunt Transport Services	1,000	73
Kansas City Southern	757	57
L-3 Communications Holdings	643	77
Lockheed Martin	518	112
Masco	2,110	60
Nielsen Holdings	1,849	86
Norfolk Southern	909	77
Northrop Grumman	759	143
PACCAR	1,691	80
Parker-Hannifin, Cl A	653	63
Pitney Bowes	4,588	95
Precision Castparts	492	114
Quanta Services*	3,494	71
Raytheon	872	109
Republic Services	2,778	122
Robert Half International	1,948	92
Rockwell Automation	815	84
Rockwell Collins	1,112	103
Roper Technologies	466	88
Ryder System	1,472	84
Snap-on	801	137
Southwest Airlines, Cl A	3,040	131
Stanley Black & Decker	854	91
Stericycle, Cl A*	907	109
Textron	1,353	57
Tyco International	2,113	67
Union Pacific	1,324	104
United Continental Holdings*	1,455	83
United Parcel Service, Cl B	975	94
United Rentals*	1,181	86
United Technologies	716	69
Verisk Analytics, Cl A*	540	41
Waste Management	2,460	131
WW Grainger	279	56
Xylem	1,952	71

		5,430

Information Technology — 0.3%
Adobe Systems*	1,333	125
Akamai Technologies*	1,004	53

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alliance Data Systems*	225	$62
Alphabet, Cl A*	135	105
Alphabet, Cl C*	101	77
Amphenol, Cl A	1,661	87
Analog Devices	1,682	93
Apple	785	83
Applied Materials	3,455	65
Autodesk, Cl A*	1,304	79
Automatic Data Processing	1,236	105
Avago Technologies, Cl A	488	71
Broadcom, Cl A	1,668	96
CA	2,697	77
Cisco Systems	3,423	93
Citrix Systems*	1,207	91
Cognizant Technology Solutions, Cl A*	1,460	88
Corning, Cl B	3,400	62
CSRA	1,227	37
eBay*	1,509	41
Electronic Arts*	1,167	80
EMC	2,880	74
F5 Networks, Cl A*	656	64
Facebook, Cl A*	855	90
Fidelity National Information Services, Cl B	1,370	83
First Solar*	463	31
Fiserv, Cl A*	1,220	112
Flir Systems	3,188	90
Harris	1,073	93
Hewlett Packard Enterprise	1,974	30
HP	4,517	53
Intel	2,316	80
International Business Machines	503	69
Intuit	1,158	112
Juniper Networks	2,664	74
KLA-Tencor	1,572	109
Lam Research	1,034	82
Linear Technology	1,618	69
MasterCard, Cl A	1,158	113
Microchip Technology	1,617	75
Microsoft	2,267	126
Mobileye*	5,790	245
Motorola Solutions	1,038	71
NetApp	2,048	54
Nvidia	2,712	89
Oracle, Cl B	2,124	78
Paychex	2,240	118
PayPal Holdings*	1,509	55
Qorvo*	900	46
Qualcomm	1,365	68
Red Hat*	1,165	96
salesforce.com inc*	1,252	98
SanDisk	1,208	92
Seagate Technology	2,625	96

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Skyworks Solutions	200	$15
Symantec, Cl A	4,377	92
Teradata*	1,941	51
Texas Instruments	1,935	106
Total System Services	1,926	96
VeriSign*	949	83
Visa, Cl A	1,380	107
Western Digital	821	49
Western Union	3,646	65
Xerox	7,739	82
Xilinx	2,202	103
Yahoo!*	1,891	63

		5,417

Materials — 0.2%
Air Products & Chemicals	1,608	209
Airgas	1,746	242
Alcoa	17,041	168
Avery Dennison	3,753	235
Ball	2,492	181
CF Industries Holdings	3,979	162
Dow Chemical, Cl A	2,319	119
E.I. Du Pont de Nemours	2,614	174
Eastman Chemical	1,692	114
Ecolab	1,813	207
FMC	3,769	148
Freeport-McMoRan, Cl B	23,216	157
International Flavors & Fragrances	1,898	227
International Paper	4,422	167
Martin Marietta Materials, Cl A	1,209	165
Monsanto	1,793	177
Mosaic	5,406	149
Newmont Mining	11,862	213
Nucor	4,278	173
Owens-Illinois*	8,609	150
PPG Industries	1,820	180
Praxair	1,738	178
Sealed Air	4,121	184
Sherwin-Williams, Cl A	716	186
Vulcan Materials	1,726	164
WestRock	3,921	179

		4,608

Telecommunication Services — 0.3%
AT&T	53,849	1,853
CenturyTel	52,153	1,312
Frontier Communications	224,771	1,050
Level 3 Communications*	16,864	917
Verizon Communications	35,105	1,622

		6,754

Utilities — 0.4%
AES	23,322	223

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AGL Resources	5,544	$354
Ameren	8,029	347
American Electric Power	5,062	295
Centerpoint Energy	15,541	285
CMS Energy	8,242	297
Consolidated Edison	5,448	350
Dominion Resources	4,207	285
DTE Energy	3,434	275
Duke Energy	4,681	334
Edison International	4,542	269
Entergy	4,127	282
Eversource Energy	7,041	360
Exelon	8,743	243
FirstEnergy	8,630	274
NextEra Energy	2,892	301
NiSource	11,788	230
NRG Energy	23,696	279
Pepco Holdings	11,279	293
PG&E	6,354	338
Pinnacle West Capital	5,550	358
PPL	8,711	297
Public Service Enterprise Group	7,789	301
SCANA	5,391	326
Sempra Energy	2,911	274
Southern	8,324	390
TECO Energy	12,975	346
WEC Energy Group	7,648	392
Xcel Energy	8,583	308

		8,906

Total Common Stock (Cost $51,456) ($ Thousands)		61,444

	Face Amount ($ Thousands)

CORPORATE OBLIGATIONS — 0.8%

Consumer Discretionary — 0.0%
Toyota Motor Credit MTN
3.400%, 09/15/21	150	156
Trustees of Dartmouth College
4.750%, 06/01/19	250	272
University of Southern California
5.250%, 10/01/11	100	113

		541

Consumer Staples — 0.0%
Colgate-Palmolive MTN
2.300%, 05/03/22	250	248
Wal-Mart Stores
2.800%, 04/15/16	300	302

		550

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)

Energy — 0.2%
Chevron
4.950%, 03/03/19	$150	$163
Exxon Mobil
3.176%, 03/15/24	500	507
Nexen Energy ULC
5.875%, 03/10/35	100	108
Statoil
2.450%, 01/17/23	250	237
XTO Energy
6.750%, 08/01/37	300	412
6.500%, 12/15/18	750	850

		2,277

Financials — 0.4%
Australia & New Zealand Banking Group NY MTN
2.250%, 06/13/19	300	299
1.875%, 10/06/17	250	251
Bank of Montreal MTN
2.550%, 11/06/22	250	247
1.400%, 09/11/17	200	200
Bank of New York Mellon
3.550%, 09/23/21	200	210
Bank of Nova Scotia
2.050%, 10/30/18	250	251
Berkshire Hathaway
5.400%, 05/15/18	250	271
3.400%, 01/31/22	150	158
CME Group
3.000%, 09/15/22	100	101
Commonwealth Bank of Australia NY
2.300%, 09/06/19	250	249
2.250%, 03/13/19	250	251
1.900%, 09/18/17	150	151
Cooperatieve Centrale Raiffeisen-Boerenleenbank
3.375%, 01/19/17	250	256
HSBC Holdings
5.100%, 04/05/21	250	278
KFW
2.375%, 08/25/21	500	507
0.875%, 09/05/17	200	199
Landwirtschaftliche Rentenbank
1.875%, 09/17/18	550	554
1.750%, 04/15/19	200	201
1.375%, 10/23/19	500	493
1.000%, 04/04/18	200	198
0.875%, 09/12/17	300	298
National Australia Bank
3.000%, 01/20/23	200	199

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Royal Bank of Canada MTN
2.200%, 07/27/18	$250	$252
2.150%, 03/15/19	200	201
1.800%, 07/30/18	200	199
Svenska Handelsbanken MTN
2.875%, 04/04/17	200	204
2.500%, 01/25/19	200	202
2.250%, 06/17/19	300	300
Toronto-Dominion Bank
2.375%, 10/19/16	250	252
2.125%, 07/02/19	250	250
US Bank
2.125%, 10/28/19	400	400
Westpac Banking
4.875%, 11/19/19	200	218

		8,300

Health Care — 0.1%
Johns Hopkins University
5.250%, 07/01/19	18	19
Johnson & Johnson
5.950%, 08/15/37	300	388
3.375%, 12/05/23	500	530
Novartis Securities Investment
5.125%, 02/10/19	150	164
Sanofi
4.000%, 03/29/21	150	160

		1,261

Industrials — 0.0%
3M MTN
5.700%, 03/15/37	150	185

Information Technology — 0.1%
Apple
2.400%, 05/03/23	250	244
Google
3.625%, 05/19/21	150	160
Microsoft
2.500%, 02/08/16	350	351
2.125%, 11/15/22	500	483
0.875%, 11/15/17	1,500	1,494

		2,732

Telecommunication Services — 0.0%
Nippon Telegraph & Telephone
1.400%, 07/18/17	200	199

Utilities — 0.0%
Southern California Gas
5.125%, 11/15/40	150	172

Total Corporate Obligations (Cost $16,404) ($ Thousands)		16,217

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS — 0.8%
iShares iBoxx Investment Grade Corporate Bond Fund	134,643	$15,351

Total Exchange Traded Funds (Cost $15,477) ($ Thousands)		15,351

PREFERRED STOCK — 0.0%
Germany — 0.0%
Fuchs Petrolub	1,520	72
Henkel & KGaA	1,296	145
Porsche Automobil Holding	342	19
Volkswagen	65	9

Total Preferred Stock (Cost $235) ($ Thousands)		245

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Safeway CVR - Casa Ley, Expires	3	3
Safeway CVR - PDC, Expires	3	—

Total Rights (Cost $—) ($ Thousands)		3

	Shares

CASH EQUIVALENT — 37.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.230%**†	765,318,683	765,319

Total Cash Equivalent (Cost $765,319) ($ Thousands)		765,319

Total Investments — 77.8% (Cost $1,583,127) ($ Thousands)@		$1,582,530

A summary of the open futures contracts held by the Fund at December 31, 2015 is as follows:

Type of	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Amsterdam Index	38	Jan-2016	$47
Australian 10-Year Bond	1,507	Mar-2016	545
CAC40 10 Euro	215	Jan-2016	65
Canadian 10-Year Bond	1,419	Mar-2016	2,865
CBT 10-Year T-Bonds	490	Mar-2016	(252)
Dax Index	48	Mar-2016	281
DJ Euro Stoxx 50 Index	1,233	Mar-2016	475
Euro- Bobl	156	Mar-2016	(60)
Euro-BTP	360	Mar-2016	(721)
Euro-Bund	1,829	Mar-2016	(3,557)
Euro- Buxl	84	Mar-2016	(57)
FTSE 100 Index	280	Mar-2016	783
FTSE/JSE Top 40 Index	235	Mar-2016	328
Hang Seng Index	98	Jan-2016	(72)

Type of	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
H-shares Index	117	Jan-2016	$(87)
IBEX 35 Plus Index	43	Jan-2016	(54)
ICE Mini Russell 2000	751	Mar-2016	1,497
Japanese 10-Year Bond	71	Mar-2016	142
Japanese 10-Year Bond E-MINI	1,375	Mar-2016	508
KOSPI 200 Index	81	Mar-2016	93
Long Gilt 10-Year Bond	717	Mar-2016	(739)
MSCI Emerging Index E-MINI	807	Mar-2016	684
OMX Index	71	Jan-2016	9
S&P 500 Index EMINI	2,372	Mar-2016	2,795
S&P Composite Index	23	Mar-2016	197
S&P Mid 400 Index E-MINI	200	Mar-2016	170
S&P TSE 60 Index	18	Mar-2016	30
S&P/MIB Index	27	Mar-2016	(15)
SGX S&P CNX Nifty Index	17	Jan-2016	—
SPI 200 Index	195	Mar-2016	1,187
Taiwan Index	135	Jan-2016	(21)
Topix Index	366	Mar-2016	(763)
U.S. 10-Year Treasury Note	2,836	Mar-2016	(1,420)
U.S. 2-Year Treasury Note	52	Apr-2016	(19)
U.S. 5-Year Treasury Note	125	Apr-2016	(87)
U.S. Long Treasury Bond	358	Mar-2016	43
Brent Crude Penultimate***	52	Feb-2016	(38)
Brent Crude Penultimate***	175	Mar-2016	(498)
Cocoa***	24	Jul-2016	(29)
Cocoa***	16	Mar-2016	17
Cocoa***	97	May-2016	3
Coffee ‘C’***	113	Mar-2016	(260)
Copper***	62	Mar-2016	25
Corn***	476	Mar-2016	(906)
Cotton No. 2***	212	Mar-2016	124
Crude Oil***	336	Feb-2016	(351)
DJ UBS Commodity Index***	439	Mar-2016	(19)
Feeder Cattle***	49	Mar-2016	(139)
Gas Oil ICE***	36	Feb-2016	(256)
Gas Oil ICE***	122	Mar-2016	(533)
Gasoline RBOB***	101	Mar-2016	(11)
Gold***	299	Feb-2016	(1,151)
Goldman Sachs Index***	23	Jan-2016	(54)
Heating Oil***	73	Mar-2016	(496)
Lean Hogs***	194	Apr-2016	106
Lean Hogs***	280	Feb-2016	(407)
Live Cattle***	41	Feb-2016	(15)
Live Cattle***	140	Mar-2016	(245)
Live Cattle***	56	May-2016	(17)
LME Copper***	122	Mar-2016	(1,599)
LME Lead***	47	Mar-2016	19
LME Nickel***	80	Mar-2016	(355)
LME Primary Aluminum***	389	Mar-2016	(534)
LME Zinc***	107	Mar-2016	(90)
Natural Gas***	63	Feb-2016	132
Natural Gas***	51	Mar-2016	92
Silver***	276	Mar-2016	(1,508)
Soybean***	413	Mar-2016	(138)
Soybean Meal***	152	Mar-2016	(569)
Soybean Oil***	191	Mar-2016	22

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

December 31, 2015

Type of	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Soybean Oil***	162	May-2016	$41
Sugar #11***	470	Feb-2016	1,410
Sugar #11***	39	Sep-2016	4
Wheat***	70	Jul-2016	(3)
Wheat***	132	Mar-2016	(299)

			$(3,705)

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation/ (Depreciation) ($ Thousands)
1/28/16	AUD	8,900	USD	6,419	$(45)
1/28/16	JPY	1,750,000	USD	14,480	(79)
1/28/16-3/16/16	CAD	10,759	USD	7,760	13
1/28/16-3/16/16	CHF	6,668	USD	6,725	49
1/28/16-3/16/16	EUR	293,129	USD	313,840	(5,082)
1/28/16-3/16/16	GBP	54,097	USD	80,946	1,215
1/28/16-3/16/16	HKD	60,234	USD	7,773	(2)
3/16/16	BRL	16,600	USD	4,100	7
3/16/16	CNH	23,100	USD	3,506	29
3/16/16	CNY	34,000	USD	5,170	30
3/16/16	HUF	3,439,000	USD	11,896	78
3/16/16	INR	383,100	USD	5,642	(84)
3/16/16	KRW	12,224,000	USD	10,354	(37)
3/16/16	MXN	206,100	USD	11,977	104
3/16/16	PLN	43,400	USD	10,920	(60)
3/16/16	TRY	44,100	USD	14,568	(223)
3/16/16	USD	20,163	BRL	80,300	(365)
3/16/16	USD	121	CAD	162	(5)
3/16/16	USD	17	CHF	17	—
3/16/16	USD	34,545	CNH	224,900	(689)
3/16/16	USD	68,584	EUR	62,567	(493)
3/16/16	USD	2,172	GBP	1,446	(40)
3/16/16	USD	3,733	HKD	28,919	1
3/16/16	USD	25,462	HUF	7,380,600	(99)
3/16/16	USD	18,118	INR	1,227,200	224
3/16/16	USD	32,019	KRW	37,193,700	(403)
3/16/16	USD	25,225	MXN	419,900	(1,036)
3/16/16	USD	21,695	PLN	86,700	239
3/16/16	USD	42,854	TRY	127,800	10
3/16/16	USD	13,470	ZAR	196,300	(975)
3/16/16	ZAR	47,100	USD	3,131	133

					$(7,585)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2015, is as follows:

Type of	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation/ (Depreciation) ($ Thousands)
Bank of New York	$(28,260)	$28,349	$89
Barclays PLC	(21,024)	20,899	(125)
Brown Brothers Harriman	(5,137)	5,136	(1)
Citigroup	(332,523)	328,448	(4,075)
Credit Suisse First Boston	(354,510)	350,363	(4,147)
Northern Trust	(89,887)	90,561	674

			$(7,585)

For the period ended December 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

December 31, 2015

A list of open OTC swap agreements held by the Fund at December 31, 2015, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	SGX S&P CNX Nifty Index	Negative Price Return	Positive Price Return	01/28/16		1,685	$3
Bank of America	Taiwan Index	Negative Price Return	Positive Price Return	01/28/16	TWD	9,832	(98)
Bank of America	H-Shares Index	Negative Price Return	Positive Price Return	01/29/16	HKD	31,619	(674)
Bank of America	Hang Seng Index	Negative Price Return	Positive Price Return	01/29/16	HKD	3,817	(29)
JPMorgan Chase Bank	Bovespa Index	Negative Price Return	Positive Price Return	02/18/16	BRL	4,601	(228)
Bank of America	Euro-Bund	Negative Price Return	Positive Price Return	03/10/16	EUR	95,381	964
JPMorgan Chase Bank	KOSPI 200 Index	Negative Price Return	Positive Price Return	03/11/16	KRW	13,637	216
Bank of America	Japanese 10-Year Bond	Negative Price Return	Positive Price Return	03/14/16	JPY	4,956	25
JPMorgan Chase Bank	Swiss Market Index	Negative Price Return	Positive Price Return	03/18/16	CHF	15,028	359
Bank of America	Canadian 10-Year Bond	Negative Price Return	Positive Price Return	03/31/16	CAD	1,827	(39)
Bank of America	Long Gilt 10-Year Bond	Negative Price Return	Positive Price Return	03/31/16	GBP	6,712	(236)
	U.S. Treasury 10-Year
Bank of America	Note	Negative Price Return	Positive Price Return	03/31/16		385,147	(798)
BoA Merrill Lynch	Lean Hogs***	Negative Price Return	Positive Price Return	02/17/16		3,157	(49)
	Brent Crude
Citigroup	Penultimate***	Negative Price Return	Positive Price Return	02/29/16		7,090	(743)
Deutsche Bank	Live Cattle***	Negative Price Return	Positive Price Return	03/15/16		602	(22)
BoA Merrill Lynch	Live Cattle***	Negative Price Return	Positive Price Return	03/15/16		7,059	(223)
Citigroup	Corn***	Negative Price Return	Positive Price Return	03/16/16		1,202	(90)
Deutsche Bank	Corn***	Negative Price Return	Positive Price Return	03/16/16		6,888	(711)
BoA Merrill Lynch	Corn***	Negative Price Return	Positive Price Return	03/16/16		1,130	(126)
Deutsche Bank	Soybean***	Negative Price Return	Positive Price Return	03/16/16		3,068	2
Citibank	Soybean***	Negative Price Return	Positive Price Return	03/16/16		3,716	(20)
BoA Merrill Lynch	Soybean Meal***	Negative Price Return	Positive Price Return	03/16/16		133	(14)
Citigroup	Soybean Meal***	Negative Price Return	Positive Price Return	03/16/16		611	(65)
BoA Merrill Lynch	Soybean***	Negative Price Return	Positive Price Return	03/16/16		4,062	(4)
BoA Merrill Lynch	Wheat***	Negative Price Return	Positive Price Return	03/16/16		141	(16)
Citibank	Wheat***	Negative Price Return	Positive Price Return	03/16/16		329	(35)
Citigroup	Cotton No. 2***	Negative Price Return	Positive Price Return	03/22/16		1,202	10
Deutsche Bank	Cotton No. 2***	Negative Price Return	Positive Price Return	03/22/16		1,424	32
BoA Merrill Lynch	Soybean Oil***	Negative Price Return	Positive Price Return	03/23/16		2,768	(3)
Citigroup	Soybean Oil***	Negative Price Return	Positive Price Return	03/23/16		240	0
Deutsche Bank	Soybean Oil***	Negative Price Return	Positive Price Return	03/23/16		203	(5)
Deutsche Bank	Heating Oil***	Negative Price Return	Positive Price Return	03/30/16		1,592	(304)
Deutsche Bank	Gasoline RBOB***	Negative Price Return	Positive Price Return	03/30/16		1,963	(2)
Citibank	Cocoa***	Negative Price Return	Positive Price Return	03/31/16		32	(2)
BoA Merrill Lynch	Gasoil***	Negative Price Return	Positive Price Return	03/31/16		2,054	(324)
Citigroup	Natural Gas***	Negative Price Return	Positive Price Return	03/31/16		1,205	92
Citigroup	Wheat***	Negative Price Return	Positive Price Return	03/31/16		281	(12)
Citibank	WTI Crude***	Negative Price Return	Positive Price Return	03/31/16		6,718	(424)

							$(3,593)

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

December 31, 2015

A list of open centrally cleared swap agreements held by the Fund at December 31, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	2.00%	3-Month USD –LIBOR	03/16/2021	$127,647	$(574)
JPMorgan Chase Bank	1.50%	3-Month USD –LIBOR	03/16/2018	286,579	(452)

					$(1,026)

For the period ended December 31, 2015, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,034,848 ($ Thousands).

(1)	In U.S. dollars unless otherwise indicated.

‡	Real Estate Investment Trust.

†	Investment in Affiliated security.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2015.

***	Futures and swap contracts held by Accumulation Commodity Strategy Subsidiary, Ltd. as of December 31, 2015.

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Security, or portion thereof, is held by Accumulation Commodity Strategy Subsidiary, Ltd. as of December 31, 2015.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

Cl — Class

CAD — Canadian Dollar

CHF — Swiss Franc

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan

CVR	— Contingent Value Rights

EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

HUF	— Hungarian Forint

INR	— Indian Rupee

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KRW — Korean wan

LIBOR — London Interbank Offered Rate

LME	— London Metal Exchange

MSCI	— MorganStanley Capital International

MTN	— Medium Term Note

MXN	— Mexican Peso

OTC	— Over the Counter

PLC	— Public Limited Company

PLN	— Polish Zloty
RBOB	— Reformulated Blendstock for Oxygenate Blending

REIT	— Real Estate Investment Trust

RTS — Russian Trading Systems Index

S&P — Standard & Poor’s

SGX — Singapore Exchange

TSE — Tokyo Stock Exchange

TRY — Turkish New Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

ZAR — South African Rand

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $1,583,127 ($ Thousands), and the unrealized appreciation and depreciation were $27,480 ($ Thousands) and $(28,077) ($ Thousands) respectively.

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3†	Total
U.S. Treasury Obligations	$—	$401,076	$—	$401,076
Sovereign Debt	—	228,886	—	228,886
Foreign Common Stock	93,941	41	7	93,989
Common Stock	61,444	—	—	61,444
Corporate Obligations	—	16,217	—	16,217
Exchange Traded Fund	15,351	—	—	15,351
Preferred Stock	245	—	—	245
Rights	—	3	—	3
Cash Equivalent	765,319	—	—	765,319

Total Investments in Securities	$936,300	$646,223	$7	$1,582,530

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$14,739	$—	$—	$14,739
Unrealized Depreciation	(18,444)	—	—	(18,444)
Forwards Contracts*
Unrealized Appreciation	—	2,132	—	2,132
Unrealized Depreciation	—	(9,717)	—	(9,717)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	—	1,703	—	1,703
Unrealized Depreciation	—	(5,296)	—	(5,296)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(1,026)	—	(1,026)

Total Other Financial Instruments	$(3,705)	$(12,204)	$—	$(15,909)

19	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Concluded)

December 31, 2015

†	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

*	Futures, Forwards and Swap contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2015 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 12/31/2015	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Cl A	$765,254	$65	$—	$765,319	$138

Totals	$765,254	$65	$—	$765,319	$138

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COLLATERALIZED DEBT OBLIGATIONS — 17.8%

Other Asset-Backed Securities — 17.8%
ACAS CLO, Ser 2013-1A, Cl C
3.067%, 04/20/25 (A)	$1,000	$942
ACAS CLO, Ser 2014-1A, Cl CR
3.437%, 09/20/23 (A)	2,500	2,499
ACIS CLO, Ser 2013-1A, Cl D
4.815%, 04/18/24 (A)	800	689
ACIS CLO, Ser 2013-2A, Cl D
4.171%, 10/14/22 (A)	1,100	1,081
AMMC CLO XI, Ser 2012-11A, Cl SUB
0.000%, 10/30/23	2,100	901
AMMC CLO XIV, Ser 2014-14A, Cl A3L
3.120%, 07/27/26 (A)	1,000	963
ARES XXV CLO, Ser 2012-3A, Cl SUB
0.000%, 01/17/24	750	325
ARES XXVI CLO, Ser 2013-1A, Cl SUB
0.000%, 04/15/25	2,400	1,063
ARES XXVI CLO, Ser 2013-1A, Cl C
3.071%, 04/15/25 (A)	750	725
ARES XXVI CLO, Ser 2013-1X, Cl SUB
0.000%, 04/15/25	500	222
Atlas Senior Loan Fund II, Ser 2012-2A, Cl SUB
0.000%, 01/30/24	950	541
Atlas Senior Loan Fund, Ser 2013-2A, Cl A3L
3.062%, 02/17/26	1,350	1,300
Avery Point III CLO, Ser 2013-3X, Cl COM
0.697%, 01/18/25 (D)	3,000	2,514
Babson CLO, Ser 2012-2A, Cl SUB
2.378%, 05/15/23	3,000	1,585
Babson CLO, Ser 2014-IA, Cl SUB
0.793%, 07/20/25	2,400	1,142
Black Diamond CLO Delaware, Ser 2005-2A, Cl D
2.123%, 01/07/18 (A)	1,800	1,765
Black Diamond CLO Luxembourg, Ser 2007-1A, Cl C
1.014%, 04/29/19 (A)	1,100	1,031
BlackRock Senior Income, Ser 2004-1A
0.00%, 09/15/16 (D)	950	—
Callidus Debt Partners CLO Fund VI, Ser 2007-6A, Cl B
1.566%, 10/23/21 (A)	500	470
Carlyle Global Market Strategies CLO, Ser 2012-3A, Cl SUB
0.000%, 10/14/24	750	483
Carlyle Global Market Strategies CLO, Ser 2014-2A, Cl DR
4.217%, 07/20/23 (A)	1,000	969
Cent CLO, Ser 2014-16A, Cl BR
3.529%, 08/01/24 (A)	2,500	2,500

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COLLATERALIZED DEBT OBLIGATIONS (continued)
Cerberus Onshore II CLO, Ser 2014-1A, Cl C (A)
3.821%, 10/15/23	$250	$248
3.625%, 10/15/23	750	742
Cerberus Onshore II CLO, Ser 2014-1A, Cl D (A)
4.425%, 10/15/23	750	728
4.321%, 10/15/23	250	241
COA Summit CLO, Ser 2014-1A, Cl C
4.137%, 04/20/23 (A)	500	488
Connecticut Valley Structured Credit CDO III, Ser 2006-3A, Cl A3A
1.243%, 03/23/23 (A)	151	150
Copper River CLO, Ser 2007-1A, Cl INC
0.000%, 01/20/21 (A)	3,000	502
Covenant Credit Partners CLO I, Ser 2014-1A, Cl C
3.237%, 07/20/26 (A)	500	479
DIVCORE CLO, Ser 2013-1A, Cl B
4.107%, 11/15/32	750	750
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl SUB
0.634%, 04/15/27	1,100	814
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl Q
0.211%, 04/15/27	1,000	936
Dryden 41 Senior Loan Fund, Ser 2015-41A, Cl SUB
1.302%, 01/15/28	1,600	1,360
Dryden XXIII Senior Loan Fund, Ser 2014-23A, Cl BR
3.271%, 07/17/23 (A)	1,750	1,737
Duane Street CLO IV, Ser 2007-4A, Cl D
2.612%, 11/14/21 (A)	1,850	1,797
Fifth Street SLF II, Ser 2015-2A, Cl A2
0.041%, 09/29/27 (A)	1,000	983
Finn Square CLO, Ser 2012-1A, Cl SUB
0.000%, 12/24/23	1,000	577
Flagship CLO VI, Ser 2007-1A, Cl D
2.887%, 06/10/21 (A)	2,000	1,936
Fortress Credit Funding V, Ser 2015-5A, Cl BR
4.012%, 08/15/22 (A)	2,000	1,993
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl C
3.478%, 04/28/26 (A)	2,500	2,424
Fortress Credit Opportunities V CLO, Ser 2014-5A, Cl D
4.821%, 10/15/26 (A)	1,000	928
Fortress Credit Opportunities V CLO, Ser 2014-5A, Cl C
3.871%, 10/15/26 (A)	2,250	2,165

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COLLATERALIZED DEBT OBLIGATIONS (continued)
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl D
5.487%, 10/10/26 (A)	$1,000	$987
Galaxy XIX CLO, Ser 2015-19A, Cl COMB
0.000%, 01/24/27	1,000	871
Gallatin CLO VII, Ser 2014-1A, Cl D
4.081%, 07/15/23 (A)	500	484
Garrison Funding CLO, Ser 2013-2A, Cl B
4.926%, 09/25/23 (A)	250	249
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl C
1.317%, 12/20/18 (A)	1,550	1,526
Golub Capital Partners CLO 25M, Ser 2015-25A, Cl B
3.138%, 08/05/27 (A)	1,000	982
Golub Capital Partners CLO 25M, Ser 2015-25A, Cl C
4.138%, 08/05/27 (A)	1,000	967
Golub Capital Partners CLO, Ser 2014-10A, Cl CR
3.267%, 10/20/21 (A)	1,500	1,496
Golub Capital Partners CLO, Ser 2014-18A, Cl C
3.820%, 04/25/26 (A)	600	587
Golub Capital Partners CLO, Ser 2014-18A, Cl D
4.320%, 04/25/26 (A)	300	276
Golub Capital Partners CLO, Ser 2014-21A, Cl C
3.620%, 10/25/26 (A)	1,200	1,160
Golub Capital Partners CLO, Ser 2015-24A, Cl C
4.019%, 02/05/27 (A)	2,000	1,948
Gramercy Park CLO, Ser 2012-1A, Cl SUB
2.092%, 07/17/23	1,100	676
Gramercy Park CLO, Ser 2014-1A, Cl CR
4.365%, 07/17/23 (A)	600	586
Gramercy Real Estate, Ser 2007-1A, Cl A1
0.642%, 08/15/56 (A)	3,508	3,290
Grayson CLO, Ser 2006-1A, Cl A2
0.739%, 11/01/21 (A)	700	650
Great Lakes CLO, Ser 2012-1A
0.000%, 01/15/23	1,000	680
Great Lakes CLO, Ser 2014-1A, Cl C
4.021%, 04/15/25 (A)	2,500	2,482
Great Lakes CLO, Ser 2014-1A, Cl D
4.521%, 04/15/25 (A)	500	462
Greywolf CLO III, Ser 2014-1A, Cl B
3.170%, 04/22/26 (A)	750	724
Halcyon Loan Investors CLO II, Ser 2007-2A, Cl C
1.720%, 04/24/21 (A)	500	474

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COLLATERALIZED DEBT OBLIGATIONS (continued)
Helios Series I Multi Asset, Ser 2001-1A, Cl B
1.586%, 12/13/36 (A)	$886	$858
Highland Park I, Ser 2006-1A, Cl A1
0.723%, 11/25/51 (A)	787	748
Kingsland CLO III, Ser 2006-3A, Cl C1
1.929%, 08/24/21 (A)	1,350	1,274
KKR CLO 12, Ser 2015-12, Cl C
3.284%, 07/15/27 (A)	1,000	963
KVK CLO, Ser 2013-1A, Cl SUB
0.000%, 04/14/25	3,500	1,390
KVK CLO, Ser 2014-1A, Cl C
3.221%, 05/15/26 (A)	1,000	910
KVK CLO, Ser 2014-2A, Cl C
3.321%, 07/15/26 (A)	1,000	945
Lime Street CLO, Ser 2007-1A, Cl D
2.845%, 06/20/21 (A)	750	706
Marathon CLO II, Ser 2005-2A, Cl INC
0.000%, 12/20/19 (A)	750	27
Marathon CLO VI, Ser 2014-6A, Cl B
3.209%, 05/13/25 (A)	1,000	952
MCF CLO III, Ser 2014-3A, Cl D
3.462%, 01/20/24 (A)	250	222
MCF CLO IV, Ser 2014-1A, Cl E
6.197%, 10/15/25 (A)	500	424
Mountain Hawk II CLO, Ser 2013-2A, Cl C
2.887%, 07/22/24 (A)	1,000	935
Mountain Hawk II CLO, Ser 2013-2A, Cl D
3.437%, 07/22/24 (A)	1,000	793
MT Wilson CLO II, Ser 2007-2A, Cl D
3.071%, 07/11/20 (A)	3,000	2,886
Neuberger Berman CLO, Ser 2012-12AR, Cl CR
3.420%, 07/25/23	2,000	1,980
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl D
4.570%, 07/25/25 (A)	750	689
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl C1
3.620%, 07/25/25 (A)	1,000	967
Newstar Commercial Loan Trust, Ser 2007-1A, Cl C
1.712%, 09/30/22 (A)	500	479
Newstar Trust, Ser 2012-2A, Cl D
6.567%, 01/20/23 (A)	500	496
N-Star REL CDO VIII, Ser 2006-8A, Cl A2
0.604%, 02/01/41 (A)	1,000	936
N-Star VIII, Ser 2006-8A, Cl A1
0.513%, 02/01/41	1,481	1,433
Oaktree EIF II, Ser 2014-A2, Cl C
3.562%, 11/15/25 (A)	1,000	959
OCP CLO, Ser 2014-6A, Cl B
3.415%, 07/17/26 (A)	1,000	977

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COLLATERALIZED DEBT OBLIGATIONS (continued)
Octagon Loan Funding, Ser 2014-1A, Cl SUB
0.000%, 11/18/26	$1,000	$579
Palmer Square CLO, Ser 2014-1A, Cl B
2.865%, 10/17/22 (A)	1,000	994
Palmer Square CLO, Ser 2014-1A, Cl C
4.165%, 10/17/22 (A)	2,000	1,978
Pangaea CLO, Ser 2007-1A, Cl B
1.317%, 10/21/21 (A)	500	486
Primus CLO II, Ser 2007-2A, Cl C
1.239%, 07/15/21 (A)	1,500	1,393
Putnam Structured Product Funding, Ser 2002-1A, Cl A2
0.973%, 01/10/38 (A)	925	879
Race Point CLO, Ser 2014-5A, Cl DR
4.262%, 12/15/22 (A)	1,600	1,597
RAIT CRE CDO I, Ser 2006-1X, Cl A1B
0.732%, 11/20/46 (A)	1,800	1,701
Rockwall CDO II, Ser 2007-1A, Cl A1LB
0.879%, 08/01/24 (A)	3,400	3,129
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.829%, 08/01/21 (A)	1,563	1,543
Shackleton CLO, Ser 2012-2A, Cl D
4.367%, 10/20/23 (A)	1,000	924
Steele Creek CLO, Ser 2014-1A, Cl C
3.533%, 08/21/26 (A)	500	486
Symphony CLO XI, Ser 2013-11A, Cl D
4.315%, 01/17/25 (A)	1,000	979
TCW Global Project Fund III, Ser 2005-1A, Cl A2
1.264%, 09/01/17 (A)	180	180
Telos CLO, Ser 2013-3A, Cl D
4.565%, 01/17/24 (A)	1,050	969
Telos CLO, Ser 2014-6A, Cl C
3.315%, 01/17/27 (A)	3,000	2,839
TICP CLO II, Ser 2014-2A, Cl B
3.295%, 07/20/26 (A)	600	578
Treman Park CLO, Ser 2015-1A, Cl COM
0.457%, 04/20/27	3,000	2,639
Venture XIV CLO, Ser 2013-14A, Cl C
3.162%, 08/28/25 (A)	500	475
Venture XV CLO, Ser 2013-15A, Cl C
3.421%, 07/15/25 (A)	250	242
Vibrant CLO II, Ser 2013-2A, Cl B
3.070%, 07/24/24 (A)	1,000	943
West CLO, Ser 2013-1A, Cl SUB
0.000%, 11/07/25	1,350	333
West CLO, Ser 2013-1A, Cl B
3.211%, 11/07/25 (A)	1,000	943

Total Collateralized Debt Obligations (Cost $129,192) ($ Thousands)		117,003

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 17.2%

Consumer Discretionary — 2.2%
CCOH Safari
5.750%, 02/15/26 (B)	$1,000	$1,002
Checkers Drive-In Restaurants
11.000%, 12/01/17 (B)	575	607
DISH DBS
5.875%, 11/15/24	350	312
MDC Partners
6.750%, 04/01/20 (B)	3,535	3,641
Midas Intermediate Holdco II
7.875%, 10/01/22 (B)	750	671
Midcontinent Communications & Midcontinent Finance
6.875%, 08/15/23 (B)	1,200	1,215
Neptune Finco
6.625%, 10/15/25 (B)	1,450	1,508
Numericable Group (B)
6.250%, 05/15/24	700	676
6.000%, 05/15/22	1,500	1,455
Petco Animal Supplies
9.250%, 12/01/18 (B)	200	205
PF Chang’s China Bistro
10.250%, 06/30/20 (B)	160	131
Seminole Hard Rock Entertainment
5.875%, 05/15/21 (B)	300	299
WMG Acquisition
6.750%, 04/15/22 (B)	1,600	1,384
Wynn Las Vegas
5.500%, 03/01/25 (B)	1,600	1,426

		14,532

Consumer Staples — 1.7%
Bumble Bee Holdings
9.000%, 12/15/17 (B)	3,216	3,256
Central Garden & Pet
6.125%, 11/15/23	700	707
HRG Group
7.875%, 07/15/19	2,399	2,507
KeHE Distributors
7.625%, 08/15/21 (B)	550	559
R&R Ice Cream
8.250%, 05/15/20 (B)	300	225
US Foods
8.500%, 06/30/19	1,000	1,030
Vector Group
7.750%, 02/15/21	3,050	3,218

		11,502

Energy — 1.1%
Atlas Energy Holdings Operating
9.250%, 08/15/21	1,250	256
7.750%, 01/15/21	789	158

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BreitBurn Energy Partners
9.250%, 05/18/20 (B) (D)	$813	$618
Consol Energy
8.000%, 04/01/23 (B)	1,000	665
ContourGlobal Power Holdings
7.125%, 06/01/19 (B)	1,650	1,568
Dynagas LNG Partners
6.250%, 10/30/19	1,800	1,251
Schahin II Finance
5.875%, 09/25/22 (B) (C)	1,737	330
Sunoco Logistics Partners Operations
5.950%, 12/01/25	1,500	1,429
Ultra Resources
4.510%, 10/12/20 (B) (D)	500	328
Unit
6.625%, 05/15/21	420	302

		6,905

Financials — 7.4%
Bank of America (A)
6.250%, 09/29/49	2,200	2,206
6.100%, 12/29/49	1,600	1,622
5.125%, 12/31/49	4,400	4,191
CIC Receivables Master Trust
4.890%, 10/07/21 (B) (D)	2,800	2,779
Citigroup (A)
5.950%, 12/29/49	3,420	3,374
5.875%, 12/29/49	2,595	2,563
5.800%, 11/29/49	2,130	2,112
Customers Bank
6.125%, 06/26/29 (A) (B)	2,300	2,329
Equinix‡
5.875%, 01/15/26	1,000	1,030
Fifth Third Bancorp (A)
5.100%, 12/31/49	2,529	2,260
4.900%, 12/29/49	1,200	1,085
Greystar Real Estate Partners
8.250%, 12/01/22 (B)	375	389
Jefferies Finance
7.375%, 04/01/20 (B)	2,000	1,775
Jefferies LoanCore
6.875%, 06/01/20 (B)	300	285
JPMorgan Chase (A)
5.300%, 12/29/49	800	797
5.000%, 12/29/49	6,070	5,767
Kennedy-Wilson
5.875%, 04/01/24	1,000	965
Morgan Stanley
5.550%, 12/29/49 (A)	1,800	1,800
National Financial Partners
9.000%, 07/15/21 (B)	400	366
Opal Acquisition
8.875%, 12/15/21 (B)	1,515	1,257

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oxford Finance
7.250%, 01/15/18 (B)	$2,250	$2,250
ProSight Global
7.500%, 11/20/20 (D)	250	258
SunTrust Banks
5.625%, 12/15/19 (A)	7,500	7,434

		48,894

Health Care — 0.4%
HCA
5.875%, 02/15/26	1,000	1,004
Jaguar Holding II
6.375%, 08/01/23 (B)	140	136
Tenet Healthcare
4.012%, 06/15/20 (A) (B)	1,200	1,170

		2,310

Industrials — 0.6%
Icahn Enterprises
5.875%, 02/01/22	1,000	977
LMI Aerospace
7.375%, 07/15/19	250	248
Princess Juliana International Airport Operating
5.500%, 12/20/27 (B)	967	956
Skyway Concession
0.983%, 06/30/26 (A) (B)	850	714
StandardAero Aviation Holdings
10.000%, 07/15/23 (B)	900	893
Unifrax I
7.500%, 02/15/19 (B)	200	177

		3,965

Information Technology — 1.3%
Avaya
7.000%, 04/01/19 (B)	1,250	925
First Data
5.750%, 01/15/24 (B)	3,500	3,447
Infor US
6.500%, 05/15/22 (B)	1,000	845
Micron Technology
5.250%, 08/01/23 (B)	1,000	898
NCR
5.875%, 12/15/21	795	783
Zayo Group
6.000%, 04/01/23	1,450	1,370

		8,268

Materials — 1.4%
BHP Billiton Finance USA
6.750%, 10/19/75 (A) (B)	1,900	1,833
Eldorado
6.125%, 12/15/20 (B)	700	612

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mirabela Nickel
1.000%, 07/31/44	$3	$—
Newcrest Finance
4.200%, 10/01/22 (B)	2,000	1,676
Reynolds Group Issuer
7.875%, 08/15/19	1,500	1,556
7.125%, 04/15/19	900	917
TPC Group
8.750%, 12/15/20 (B)	1,584	1,030
Yamana
4.950%, 07/15/24	1,900	1,611

		9,235

Telecommunication Services — 0.5%
Sprint Nextel (B)
9.000%, 11/15/18	1,350	1,421
7.000%, 03/01/20	1,500	1,503
T-Mobile USA
6.500%, 01/15/26	400	404

		3,328

Utilities — 0.6%
AES
3.414%, 06/01/19 (A)	2,250	2,064
AmeriGas Partners
6.500%, 05/20/21	1,000	945
Ferrellgas
6.750%, 06/15/23 (B)	900	734

		3,743

Total Corporate Obligations (Cost $120,878) ($ Thousands)		112,682

LOAN PARTICIPATIONS — 16.6%
1-800 Contacts, Cov-Lite, 1st Lien Term Loan
4.250%, 01/29/21	686	681
AABS Bridge Term Loan
4.875%, 01/15/38 (D)	821	810
Acosta, Revolving Credit 1st Lien Term Loan
3.250%, 09/26/19	238	(20)
0.500%, 09/26/19	1,762	(145)
Acrisure, 1st Lien Term Loan
5.250%, 05/22/19	198	189
5.250%, 05/19/22	260	249
Acrisure, Delayed 1st Lien Term Loan
5.250%, 05/19/22	791	757
Active Network, 1st Lien Term Loan
5.500%, 11/13/20	468	451
Advance Pierre Foods, 1st Lien Term Loan
5.750%, 07/10/17	358	356
Advance Pierre Foods, 2nd Lien Term Loan
9.500%, 10/02/17	326	319

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Advance Pierre Foods, Term Loan
5.750%, 07/10/17	$1	$1
Advanced Computer, 2nd Lien Term Loan
10.500%, 01/31/23	750	712
Advantage Sales & Marketing Revolver Loan
3.250%, 07/25/19	102	9
0.500%, 07/25/19	398	37
Advantage Sales, 1st Lien Term Loan
4.250%, 07/23/21	1,723	1,654
Affordable Care Holdings, 1st Lien Term Loan
5.750%, 10/22/22	1,000	980
Aircell/GoGo, 1st Lien Term Loan B2
7.500%, 03/21/18	246	236
Albertson’s LLC, Term B-4 Loan
5.500%, 08/25/21	3,432	3,399
Alexander Mann, 1st Lien Term Loan B
5.750%, 12/20/19	316	310
AlixPartners, 1st Lien Term Loan B
4.500%, 07/28/22	250	248
AlliedBarton, Cov-Lite, 1st Lien Term Loan
4.250%, 02/12/21	902	874
American Seafoods, 1st Lien Term Loan
6.000%, 08/15/19	19	18
6.000%, 08/19/21	982	965
AmWINS, Cov-Lite, 1st Lien Term Loan B
5.250%, 09/06/19	147	146
Anaren, 1st Lien Term Loan
5.500%, 02/18/21	491	476
Araren, 2nd Lien Term Loan
9.250%, 08/18/21	500	456
Arctic Glacier, Cov-Lite, 1st Lien Term Loan B
6.000%, 05/10/19	310	297
Aspect Software, Inc., Tranche B Term Loan
7.250%, 05/07/16	546	501
Atkore, Cov-Lite, 1st Lien Term Loan
4.500%, 04/09/21	1,284	1,195
Atkore, Cov-Lite, 2nd Lien Term Loan
7.750%, 10/09/21	350	304
Atlas, 1st Lien Term Loan
4.875%, 12/15/39 (D)	1,185	1,171
Authentic Brands Cov-Lite, 1st Lien, Term Loan
5.500%, 05/27/21	642	630
0.000%, 05/27/21	50	23
Avago Technologies Cayman, 1st Lien, Term B Loan
3.500%, 11/11/22	3,100	3,063
Avaya, 1st Lien Term Loan B
6.500%, 03/31/18	1,065	799
6.250%, 05/29/20	1,888	1,305

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
BJ’s Wholesale Club, Cov-Lite, 1st Lien Term Loan
4.500%, 09/26/19	$1,604	$1,533
California Pizza Kitchen, 1st Lien Term Loan
5.250%, 03/29/18	232	212
Camp Systems, Cov-Lite, 1st Lien Term Loan
4.750%, 05/31/19	147	143
Camp Systems, Cov-Lite, 2nd Lien Term Loan
8.250%, 11/29/19	200	194
Capital Automotive, 2nd Lien Term Loan
6.000%, 04/30/20	210	209
Carcore National, 1st Lien Term Loan
5.500%, 03/05/21	1,713	1,473
Castlelake Aircraft Securitization Trust, Ser 2014-1, Cl A1
5.250%, 02/15/29	2,133	2,081
Castlelake Aircraft Securitization Trust, Ser 2014-1, Cl B
7.500%, 02/15/29	1,421	1,396
Ceridian, Cov-Lite, 1st Lien Term Loan
4.500%, 09/15/20	1	1
0.003%, 09/15/20	449	380
Ceva Group PLC, Synthetic Line of Credit, 1st Lien
6.500%, 03/19/21	433	355
Ceva Intercompany BV, Dutch BV Term Loan
0.065%, 03/19/21	449	369
Ceva Logistics Canada, ULC (fka TNT Canada ULC), Canadian Term Loan
0.065%, 03/19/21	77	64
CHG Healthcare, 1st Lien Term Loan
4.250%, 11/19/19	1,055	1,035
CompuCom, Cov-Lite, 1st Lien Term Loan
4.250%, 05/07/20	914	573
Connolly, 1st Lien Term Loan
4.500%, 05/14/21	1,481	1,429
CPI Card Group, Cov-Lite, 1st Lien Term Loan B
4.500%, 08/17/22	359	354
CTI Foods, 1st Lien Term Loan
4.500%, 06/12/20	197	186
CTI Foods, 2nd Lien Term Loan
8.250%, 06/28/21	350	315
Cumulus Media Holdings Inc., 1st Lien, Term B Loan
4.250%, 12/23/20	296	223
Cunningham Lindsey, Cov-Lite, 1st Lien Term Loan B
5.000%, 12/10/19	191	123
DAE Aviation (Standard Aero), 1st Lien Term Loan
5.250%, 07/07/22	1,000	993

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Deltek, 1st Lien Term Loan
5.000%, 06/25/22	$428	$422
Dematic, Cov-Lite, 1st Lien Term Loan
4.250%, 12/28/19	1,219	1,194
Diamond Foods, Cov-Lite, 1st Lien Term Loan
4.250%, 08/20/18	1,057	1,053
DJO Finance, 1st Lien Term Loan
4.250%, 06/08/20	244	237
Doncasters,Cov-Lite, 2nd Lien Term Loan
9.500%, 10/09/20	84	80
Endurance International, 1st Lien Term Loan
5.000%, 11/09/19	780	759
Ennis-Flint, 2nd Lien Term Loan
7.750%, 09/30/21	200	184
Ennis-Flint, Cov-Lite, 1st Lien Term Loan
4.250%, 03/31/21	739	714
Equinox Fitness Clubs, Cov-Lite, 1st Lien Term Loan B
5.000%, 01/31/20	668	660
Exopack, Cov-Lite, 1st Lien Term Loan
4.500%, 05/08/19	159	154
Expert Global, 1st Lien Term Loan B
8.000%, 04/02/18	447	444
Eyemart, 1st Lien Term Loan B
5.000%, 12/18/21	935	916
Eze Castle, 2nd Lien Term Loan
7.250%, 04/05/21	150	140
Fender Musical, 1st Lien Term Loan B
5.750%, 04/03/19	159	157
Filtration Group, Cov-Lite, 1st Lien Term Loan
4.250%, 11/23/20	1,470	1,426
First Data, Extended 1st Lien Term Loan
4.212%, 03/24/21	700	696
Fitness International, 1st Lien Term Loan B
5.500%, 07/01/20	691	636
Flakt Woods, 2nd Lien Term Loan (D)
4.750%, 03/20/17	657	705
Flexera Software, 1st Lien Term Loan
4.500%, 04/02/20	366	358
Flexera Software, 2nd Lien Term Loan
8.000%, 04/02/21	150	141
Gates Global, Cov-Lite, 1st Lien Term Loan
4.250%, 07/06/21	1,090	1,020
GCA Services Group, Inc., 2nd Lien, Initial Term Loan
9.250%, 11/02/20	120	117
GCA Services, Cov-Lite, 1st Lien Term Loan
4.250%, 11/01/19	3	3
GlobalLogic, 1st Lien Term Loan B
6.250%, 05/31/19	295	289
GOGO, 1st Lien Term Loan B1
11.250%, 06/21/17	451	451

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Goodpack, Cov-Lite, 1st Lien Term Loan
4.750%, 09/09/21	$497	$447
Greenway Medical, 1st Lien Term Loan
6.000%, 11/04/20	884	827
Greenway Medical, 2nd Lien Term Loan
9.250%, 11/04/21	100	95
Gypsum, Cov-Lite, 1st Lien Term Loan
4.750%, 04/01/21	1,183	1,126
Hardware Holdings, Cov-Lite, 1st Lien Term Loan
6.750%, 03/30/20 (D)	990	960
HDV Holdings, 1st Lien Term Loan
5.750%, 09/17/20	179	178
Hearthside Food, Cov-Lite, 1st Lien Term Loan
4.500%, 06/02/21	1,432	1,401
Hoffmaster, 1st Lien Term Loan
5.250%, 05/09/20	741	727
Hostess Brands, Cov-Lite, 1st Lien Term Loan B
4.500%, 07/29/22	500	497
Hub International, 1st Lien Term Loan
4.000%, 10/02/20	1,380	1,298
Hyland Software, Cov-Lite, 1st Lien Term Loan
4.750%, 07/01/22	257	252
IHC Holding, 1st Lien Term Loan
8.250%, 04/30/21 (D)	1,247	1,230
Insight Fourth Hospitality, 1st Lien Term Loan
7.250%, 07/14/21 (D)	1,000	1,451
Intrawest Holdings (D)
4.500%, 12/10/18	157	—
0.375%, 12/10/18	43	—
Invenergy Thermal, 1st Lien Term Loan
6.500%, 10/07/22	1,500	1,447
Jacobs Entertainment, 1st Lien Term Loan
5.250%, 10/29/18	384	378
LANDesk Software, 1st Lien Term Loan
5.000%, 02/25/20	639	620
Learning Care, Cov-Lite, 1st Lien Term Loan
5.000%, 05/05/21	1,482	1,468
Lincoln Finance Unfunded Bridge Loan
0.000%, 01/30/16	2,250	—
Lineage Logistics, 1st Lien Term Loan
4.500%, 04/07/21	2,147	1,933
Lions Gate Entertainment Corp., 2nd Lien, Term Loan
5.000%, 03/17/22	550	544
LPL Holdings, 1st Lien Term Loan
4.750%, 11/18/22	800	798
Magic Newco, LLC, 1st Lien Term Loan
5.000%, 12/12/18	780	779

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Magic Newco, LLC, 2nd Lien Term Loan
12.000%, 06/12/19	$350	$373
Match Group, 1st Lien Term Loan B1
5.500%, 11/16/22	1,050	1,036
Mavis Tire Supply, Term Loan (D)
6.250%, 11/02/20	1,497	1,476
Med Finance Merger
7.250%, 08/11/21 (D)	402	399
Med Finance Merger, 1st Lien Term Loan
0.00%, 08/11/21 (D)	98	97
Men’s Warehouse, 1st Lien Term Loan
4.500%, 04/15/21	77	68
Men’s Warehouse, Cov-Lite, 1st Lien Term Loan B
4.500%, 06/18/21	455	400
Mergermarket, 1st Lien Term Loan
4.500%, 02/04/21	740	713
Minimax, 1st Lien Term Loan
4.000%, 08/14/20	348	346
Mitchell International, Cov-Lite, 2nd Lien Term Loan
8.500%, 10/11/21	1,150	1,094
NANA Development, 1st Lien Term Loan
8.000%, 03/15/18	181	172
National Veterinary Associates, Cov-Lite, 2nd Lien Term Loan
8.000%, 08/14/22	250	244
National Veterinary Associaties, Cov-Lite, 1st Lien Term Loan
4.750%, 08/14/21	907	900
National Vision, Cov-Lite, 1st Lien Term Loan
4.000%, 03/12/21	1,281	1,228
Navistar International, 1st Lien Term Loan B
6.500%, 08/17/17	1,000	877
Neiman Marcus, Cov-Lite, 1st Lien Term Loan
4.250%, 10/25/20	1,472	1,299
NES Global 1st Lien Term Loan
6.500%, 10/03/19	980	872
Nord Anglia, Cov-Lite, 1st Lien Term Loan
5.000%, 03/31/21	1,073	1,045
One Call Medical, Cov-Lite, 1st Lien Term Loan
5.000%, 11/27/20	865	699
Packers Sanitation Services, 1st Lien Term Loan
5.000%, 12/02/21	993	986
Panda Temple, 1st Lien Term Loan B
7.250%, 04/03/19	350	308
Party City, Cov-Lite, 1st Lien Term Loan
4.250%, 08/19/22	1,500	1,454
Pelican Products, 2nd Lien Term Loan
9.250%, 04/09/21	1,000	940

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Performance Food Group, Cov-Lite, 2nd Lien Term Loan
6.250%, 11/14/19	$819	$816
Phillips-Medisize, Cov-Lite, 1st Lien Term Loan
4.750%, 06/16/21	494	480
Prolamina, 1st Lien Term Loan
5.000%, 08/18/22	499	488
0.000%, 08/22/18 (E)	1	1
PSS Companies, 1st Lien Term Loan
5.500%, 01/28/20	270	216
Reddy Ice, 1st Lien Term Loan
7.750%, 05/01/19	1	—
6.750%, 05/01/19	341	279
Reddy Ice, Cov-Lite, 2nd Lien Term Loan
10.750%, 11/01/19	225	147
Rise Term Loan A
4.750%, 02/12/39 (D)	2,656	2,653
Ryan, 1st Lien Term Loan B
6.750%, 08/05/20	494	478
Sears Roebuck Acceptance, 1st Lien Term Loan
5.500%, 06/30/18	490	458
SI Organization, 1st Lien Term Loan
5.750%, 11/23/19	440	437
SIRVA, 1st Lien Term Loan
7.500%, 03/27/19	807	778
Sky Bet, Cov-Lite, 1st Lien Term Loan
6.500%, 02/25/22	650	958
Southern Graphic Systems, Cov-Lite, 1st Lien Term Loan
4.250%, 10/17/19	403	394
Sparta Systems
6.500%, 07/28/20 (D)	693	688
Spring Industries, 1st Lien Term Loan
0.000%, 06/01/21 (D)	600	585
Syncreon Holdings, Cov-Lite, 1st Lien Term Loan
5.250%, 10/28/20	439	354
ThermaSys, 1st Lien Term Loan
6.500%, 05/03/19	2	2
5.250%, 05/03/19	352	305
Thomas Learning, Exit Cov-Lite, 1st Lien Term Loan
7.000%, 03/31/20	891	866
Tibco Software, Cov-Lite, 1st Lien Term Loan B
6.500%, 12/04/20	1,985	1,799
TMS, Cov-Lite, 1st Lien Term Loan B
4.500%, 10/16/20	388	283
TNT Logistics, Cov-Lite, 1st Lien Term Loan
6.500%, 03/19/21	620	508

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Travelport Finance (Luxembourg) S.à.r.l., Initial Term Loan
5.750%, 09/02/21	$1,980	$1,934
TSAM Delaware (D)
8.750%, 09/12/19	80	79
7.750%, 09/12/19	360	358
TXU/TCEH, Delayed 1st Lien Term Loan
3.750%, 11/07/16	283	279
Univision, 1st Lien Term Loan
4.000%, 03/01/20	2,797	2,733
Univision, 1st Lien Term Loan, Ser 2013
4.000%, 03/01/20 (A)	984	962
VGroup, Cov-Lite, 1st Lien Term Loan
5.000%, 06/25/21	496	483
Wall Street Systems, 1st Lien Term Loan
4.500%, 04/30/21	2,051	2,013
Wencor, Cov-Lite, Revolving Credit 1st Lien Term Loan
3.697%, 06/19/19	215	184
0.500%, 06/19/19	235	34
WTG Holdings, Cov-Lite, 1st Lien Term Loan
4.750%, 01/15/21	491	481

Total Loan Participations (Cost $114,493) ($ Thousands)		109,048

ASSET-BACKED SECURITIES — 14.8%

Credit Cards — 0.0%
Citi Holdings Liquidating Unrated Performing Assets, Ser 2012-BIZ, Cl A
0.128%, 12/15/49	165	134

Mortgage Related Securities — 0.6%
Asset-Backed Securities Home Equity, Ser 2004-HE8, Cl M1
1.271%, 12/25/34 (A)	633	607
GSAA Home Equity Trust, Ser 2005-10, Cl M4
0.872%, 06/25/35 (A)	950	868
GSAA Home Equity Trust, Ser 2006-14, Cl A3A
0.471%, 09/25/36 (A)	596	342
GSAA Home Equity Trust, Ser 2007-7, Cl A4
0.491%, 07/25/37 (A)	1,048	904
Home Equity Asset Trust, Ser 2005-7, Cl M1
0.872%, 01/25/36 (A)	800	741
New Century Home Equity Loan Trust, Ser 2004-4, Cl M2
1.016%, 02/25/35 (A)	284	241

		3,703

Other Asset-Backed Securities — 14.2%
AASET, Ser 2014-1, Cl B
7.375%, 12/15/29 (A)	4,846	4,792
AASET, Ser 2014-1, Cl A
5.125%, 12/15/29 (A)	5,077	4,902

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
ACE Securities Home Equity Loan Trust, Ser 2006-ASP2, Cl A2D
0.501%, 03/25/36 (A)	$1,638	$1,479
AIM Aviation Finance, Ser 2015-1A, Cl B1
5.072%, 02/15/40	940	913
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.881%, 03/15/19 (A)	1,341	483
ALM VI, Ser 2012-6A, Cl SUB
0.000%, 06/14/23	500	359
ALM VII, Ser 2013-7RA, Cl C
3.770%, 04/24/24 (A)	1,250	1,225
ALM XIV, Ser 2014-14A, Cl B
3.273%, 07/28/26 (A)	1,000	978
ALM XIV, Ser 2014-14A, Cl C
3.773%, 07/28/26 (A)	1,250	1,148
Avalon IV Capital, Ser 2014-1A, Cl DR
4.165%, 04/17/23 (A)	750	750
Brad, Ser 2014-1, Cl B
5.438%, 03/12/26 (D)	931	945
CIFC Funding, Ser 2014-1A, Cl A3R
3.432%, 08/14/24 (A)	1,000	992
CIFC Funding, Ser 2014-1A, Cl C
3.115%, 04/18/25 (A)	750	717
CIFC Funding, Ser 2014-3X
0.00%, 07/22/26 (D)	2,000	1,109
CIT Mortgage Loan Trust, Ser 2007-1, Cl 2A3
1.872%, 10/25/37 (A)	4,310	4,014
Connecticut Valley Structured Credit CDO III, Ser 2006-3A, Cl B2
6.676%, 03/23/23	442	441
ECAF I, Ser 2015-1A, Cl B1
5.802%, 06/15/40	4,750	4,707
Emerald Aviation Finance, Ser 2013-1, Cl B
6.350%, 10/15/38	1,297	1,319
First Frankin Mortgage Loan Trust, Ser 2006-FF1, Cl 2A4
0.561%, 01/25/36 (A)	500	445
Fortress Credit Investments IV, Ser 2015-4A, Cl D
3.815%, 07/17/23 (A)	1,000	969
GCAT, Ser 2014-2, Cl A1
3.721%, 10/25/19	4,650	4,612
GCAT, Ser 2015-1, Cl A1
3.625%, 05/26/20	1,551	1,537
GreenPoint Mortgage Funding Trust, Ser 2005-HE4, Cl M1
0.926%, 07/25/30 (A)	1,881	1,820
GSAMP Trust, Ser 2005-HE6, Cl M1
0.661%, 11/25/35 (A)	2,850	2,663

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Halcyon Loan Advisors Funding, Ser 2012-1A, Cl B
3.362%, 08/15/23 (A)	$500	$470
Halcyon Loan Advisors Funding, Ser 2012-2A, Cl C
3.420%, 12/20/24 (A)	500	476
Kingsland IV, Ser 2007-4A, Cl D
1.767%, 04/16/21 (A)	500	454
LCM X, Ser 2014-10A, Cl DR
4.039%, 04/15/22 (A)	1,000	981
Lehman XS Trust, Ser 2007-2N, Cl 2A
0.602%, 02/25/37 (A)	3,910	2,800
Nationstar HECM Loan Trust, Ser 2014-1A, Cl A
4.500%, 11/25/17	3,428	3,453
Nationstar HECM Loan Trust, Ser 2015-1A, Cl A
3.844%, 05/25/18	1,410	1,409
Neuberger Berman CLO, Ser 2012-12A, Cl SUB
0.000%, 07/25/23 (E)	3,200	1,341
Newstar Commercial Loan Funding, Ser 2013-1A, Cl D
4.895%, 09/20/23 (A)	600	565
Newstar Commercial Loan Funding, Ser 2013-1A, Cl E
5.645%, 09/20/23 (A)	250	243
Newstar Commercial Loan Funding, Ser 2014-1A, Cl D
5.067%, 04/20/25 (A)	750	707
Newstar Commercial Loan Funding, Ser 2014-1A, Cl C
3.917%, 04/20/25 (A)	1,500	1,471
Newstar Commercial Loan Funding, Ser 2015-1A, Cl C
4.167%, 01/20/27 (A)	1,000	961
Northwoods Capital XIV, Ser 2014-14A, Cl B
2.774%, 11/12/25 (A)	1,500	1,468
Northwoods Capital XIV, Ser 2014-14A, Cl C
3.664%, 11/12/25 (A)	1,500	1,439
NRPL Trust, Ser 2014-2A, Cl A1
3.750%, 10/25/57 (A)	968	972
NRPL Trust, Ser 2015-1A, Cl A1
3.875%, 11/01/54	2,669	2,654
Oak Hill Advisors Residential Loan Trust, Ser 2015-NPL2, Cl A1
3.721%, 07/25/55	2,513	2,489
Octagon Investment Partners X, Ser 2006-10A, Cl D
1.715%, 10/18/20 (A)	1,250	1,200
Octagon Investment Partners XV, Ser 2013- 1A, Cl C
3.165%, 01/19/25 (A)	500	484

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
OHA Credit Partners IX, Ser 2013-9A, Cl ACOM
0.474%, 10/20/25	$2,000	$1,755
OHA Credit Partners VII, Ser 2012-7A, Cl D
4.370%, 11/20/23 (A)	1,000	947
OZLM Funding V, Ser 2013-5A, Cl B
3.315%, 01/17/26 (A)	750	725
Sands Point Funding, Ser 2006-1A, Cl D
2.065%, 07/18/20 (A)	500	483
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC6, Cl A4
0.592%, 01/25/37 (A)	750	638
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC1, Cl A4
0.351%, 02/25/37 (A)	1,850	1,629
Triaxx Prime, Ser 2006-2A, Cl A1A
0.503%, 10/02/39 (A)	6,916	6,432
Turbine Engines Securitization, Ser 2013-1A, Cl A
5.125%, 12/13/48	1,007	983
Turbine Engines Securitization, Ser 2013-1A, Cl B
6.375%, 12/13/48	614	603
VOLT XXXIII, Ser 2015-NPL5, Cl A1
3.500%, 03/25/55	3,511	3,449
VOLT, Ser 2015-NPL3, Cl A1
3.375%, 10/25/58	3,336	3,278
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
0.562%, 07/25/37 (A)	814	695
WhiteHorse VIII, Ser 2014-1A, Cl C
3.079%, 05/01/26 (A)	1,000	961
Willis Engine Securitization Trust II, Ser 2012-A, Cl A
5.500%, 09/15/37	1,541	1,506

		93,440

Total Asset-Backed Securities (Cost $99,651) ($ Thousands)		97,277

MORTGAGE-BACKED SECURITIES — 12.2%

Non-Agency Mortgage-Backed Obligations — 12.2%
Alliance Bancorp Trust, Ser 2007-OA1, Cl A1
0.461%, 07/25/37 (A)	1,186	747
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
0.612%, 12/25/46 (A)	15	10
American Home Mortgage Assets Trust, Ser 2007-1, Cl A1
0.944%, 02/25/47 (A)	5,093	3,034
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
0.621%, 03/25/46 (A)	1,660	1,345

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding, Ser 2013-R1, Cl A5
0.413%, 11/03/41 (A)	$6,060	$5,630
Capmark Military Housing Trust, Ser 2007-AET2, Cl A
6.063%, 10/10/52	980	942
CDGJ Commercial Mortgage Trust, Ser 2014-BXCH, Cl EPA
4.447%, 12/15/27 (A)	4,000	3,917
Chase Mortgage Finance, Ser 2006-S3, Cl 1A2
6.000%, 11/25/36	5	4
GE Business Loan Trust, Ser 2007-1, Cl C
0.781%, 04/16/35 (A)	1,792	1,660
GreenPoint Mortgage Funding Trust, Ser 2006-AR1, Cl A1A
0.712%, 02/25/36 (A)	1,893	1,481
GreenPoint Mortgage Funding Trust, Ser 2007-AR1, Cl 1A1A
0.502%, 02/25/47 (A)	786	766
HarborView Mortgage Loan Trust, Ser 2006-14, Cl 2A1A
0.552%, 01/25/47 (A)	4,960	3,729
Hilton USA Trust, Ser 2013-HLT, Cl EFX
4.453%, 11/05/30 (A)	1,600	1,599
Lehman XS Trust, Ser 2006-10N, Cl 1A3A
0.632%, 07/25/46 (A)	1,322	1,036
Lehman XS Trust, Ser 2006-16N, Cl A4A
0.612%, 11/25/46 (A)	3,580	2,803
Lehman XS Trust, Ser 2007-15N, Cl 2A1
0.471%, 08/25/37 (A)	2,234	1,721
LSTAR Securities Investment Trust, Ser 2014-1
3.293%, 09/01/21 (A)	7,401	7,358
LSTAR Securities Investment Trust, Ser 2015-1, Cl A
2.428%, 01/01/20 (A)	5,292	5,222
LSTAR Securities Investment Trust, Ser 2015-2, Cl A
2.244%, 01/01/20 (A)	3,377	3,334
LSTAR Securities Investment Trust, Ser 2015-4,Cl A1
2.244%, 04/01/20 (A)	2,058	2,023
LSTAR Securities Investment Trust, Ser 2015-5, Cl A1
2.193%, 04/01/20 (A)	3,991	3,933
LSTAR Securities Investment Trust, Ser 2015-6, Cl A
2.193%, 05/01/20 (A)	902	883
Luminent Mortgage Trust, Ser 2006-2, Cl A1A
0.421%, 02/25/46 (A)	4,690	3,205
Morgan Stanley Re-REMIC Trust, Ser 2010-R5, Cl 4B
0.545%, 06/26/36 (A)	936	700

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Motel 6 Trust, Ser 2015-MTL6, Cl E
5.279%, 02/05/30	$8,000	$7,739
Nomura Resecuritization Trust, Ser 2012-1R, Cl A
0.673%, 08/27/47 (A)	2,847	2,763
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
0.586%, 03/26/36 (A)	1,177	1,042
RALI Series Trust, Ser 2006-QO2, Cl A2
0.692%, 02/25/46 (A)	2,069	897
RALI Series Trust, Ser 2007-QO2, Cl A1
0.572%, 02/25/47 (A)	1,666	899
Residential Asset Securitization Trust, Ser 2006-A12, Cl A1
6.250%, 11/25/36	32	23
Residential Asset Securitization Trust, Ser 2007-A1, Cl A9
5.750%, 03/25/37	1	—
Resource Capital, Ser 2015-CRE3, Cl D
4.351%, 03/15/32 (A)	1,000	990
Resource Capital, Ser CRE4, Cl B
3.331%, 08/15/32 (A)	1,000	995
SRERS Funding, Ser 2011-RS, Cl A1B1
0.446%, 05/09/46 (A)	2,139	2,085
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-8, Cl A6
4.661%, 10/25/36	1,315	797
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR9, Cl 2A
1.084%, 11/25/46 (A)	7,535	5,167
Wells Fargo Alternative Loan Trust, Ser 2007- PA3, Cl 3A1
6.250%, 07/25/37	8	7

Total Mortgage-Backed Securities (Cost $82,625) ($ Thousands)		80,486

	Shares

COMMON STOCK — 7.9%

Consumer Discretionary — 1.0%
Advance Auto Parts	200	30
Amazon.com, Cl A*	1,076	727
Autonation*	202	12
Autozone*	85	63
Bed Bath & Beyond*	469	23
Best Buy	782	24
BorgWarner	578	25
Cablevision Systems, Cl A	602	19
CarMax*	546	29
Carnival	1,315	72
CBS, Cl B	1,176	55
Cengage Learning Holdings II*	5,114	118

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chipotle Mexican Grill, Cl A*	88	$42
Coach	742	24
Comcast, Cl A	6,801	384
Darden Restaurants	325	21
Delphi Automotive	761	65
Discovery Communications, Cl A*	406	11
Discovery Communications, Cl C*	640	16
Dollar General	795	57
Dollar Tree*	650	50
DR Horton	919	29
Expedia	338	42
Ford Motor	10,799	152
Fossil Group*	7	—
GameStop, Cl A	298	8
Gap	712	18
Garmin	320	12
General Motors	3,994	136
Genuine Parts	438	38
Goodyear Tire & Rubber	725	24
H&R Block	763	25
Hanesbrands	1,086	32
Harley-Davidson, Cl A	544	25
Harman International Industries, Cl A	177	17
Hasbro	293	20
Home Depot	3,558	470
Interpublic Group	1,157	27
Johnson Controls	1,853	73
Kohl’s	513	24
L Brands	712	68
Leggett & Platt	367	15
Lennar, Cl A	492	24
Lowe’s	2,548	194
Macy’s	913	32
Marriott International, Cl A	536	36
Mattel	928	25
McDonald’s	2,561	303
Michael Kors Holdings*	521	21
Mohawk Industries*	164	31
NetFlix*	1,198	137
Newell Rubbermaid, Cl B	717	32
News, Cl A	1,412	19
News, Cl B	562	8
Nike, Cl B	3,756	235
Nordstrom	377	19
Omnicom Group	647	49
O’Reilly Automotive*	269	68
Priceline Group*	142	181
PulteGroup	877	16
PVH	225	17
Ralph Lauren, Cl A	168	19
Ross Stores	1,111	60
Royal Caribbean Cruises	475	48

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Scripps Networks Interactive, Cl A	239	$13
Signet Jewelers	231	29
Staples	1,698	16
Starbucks	4,113	247
Starwood Hotels & Resorts Worldwide	454	31
Target, Cl A	1,741	126
TEGNA	592	15
Tiffany	302	23
Time Warner	2,260	146
Time Warner Cable, Cl A	794	147
TJX	1,871	133
Tractor Supply	358	31
TripAdvisor*	307	26
Twenty-First Century Fox, Cl A	3,411	93
Twenty-First Century Fox, Cl B	1,200	33
Under Armour, Cl A*	499	40
Urban Outfitters*	276	6
VF	966	60
Viacom, Cl B	920	38
Walt Disney	4,233	445
Whirlpool	218	32
Wyndham Worldwide	329	24
Wynn Resorts	220	15
Yum! Brands	1,170	85

		6,550

Consumer Staples — 0.8%
Altria Group	5,466	318
Archer-Daniels-Midland	1,685	62
Brown-Forman, Cl B	294	29
Campbell Soup	496	26
Church & Dwight	400	34
Clorox	362	46
Coca-Cola	10,889	468
Coca-Cola Enterprises	594	29
Colgate-Palmolive	2,494	166
ConAgra Foods	1,153	49
Constellation Brands, Cl A	489	70
Costco Wholesale	1,231	199
CVS Health	3,088	302
Dr Pepper Snapple Group	549	51
Estee Lauder, Cl A	608	54
General Mills, Cl A	1,714	99
Hershey	421	38
Hormel Foods	353	28
JM Smucker	361	44
Kellogg	689	50
Keurig Green Mountain	307	28
Kimberly-Clark	1,026	131
Kraft Heinz	1,670	121
Kroger	2,737	114
McCormick	349	30

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mead Johnson Nutrition, Cl A	542	$43
Molson Coors Brewing, Cl B	456	43
Mondelez International, Cl A	4,465	200
Monster Beverage*	433	64
PepsiCo	4,071	407
Philip Morris International	4,316	379
Procter & Gamble	7,619	605
Reynolds American	2,348	108
SYSCO, Cl A	1,533	63
Tyson Foods, Cl A	880	47
Walgreens Boots Alliance	2,435	207
Wal-Mart Stores	4,408	270
Whole Foods Market	1,039	35

		5,057

Energy — 0.5%
Anadarko Petroleum, Cl A	1,406	68
Apache	1,005	45
Baker Hughes	1,237	57
Breitburn Energy Partners* (D)	60,394	190
Cabot Oil & Gas	1,035	18
Cameron International*	529	33
Chesapeake Energy	1,199	5
Chevron	5,234	471
Cimarex Energy	245	22
Columbia Pipeline Group	1,157	23
ConocoPhillips	3,456	161
Consol Energy	605	5
Devon Energy	1,006	32
Diamond Offshore Drilling	230	5
Ensco, Cl A	620	10
EOG Resources	1,556	110
EQT	396	21
Exxon Mobil	11,649	908
FMC Technologies*	634	18
Halliburton	2,413	82
Helmerich & Payne	285	15
Hess	638	31
Kinder Morgan	5,206	78
Marathon Oil	1,818	23
Marathon Petroleum	1,450	75
Murphy Oil	473	11
National Oilwell Varco, Cl A	1,055	35
Newfield Exploration*	388	13
Noble Energy	1,262	42
Occidental Petroleum	2,155	146
Oneok	584	14
Phillips 66	1,327	109
Pioneer Natural Resources	426	53
Range Resources	466	12
Schlumberger, Cl A	3,520	246
Southwestern Energy, Cl A*	1,040	7

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Spectra Energy	1,916	$46
Tesoro	335	35
Transocean	908	11
Valero Energy	1,411	100
Williams	1,927	50

		3,436

Financials — 1.5%
ACE	914	107
Affiliated Managers Group*	144	23
Aflac	1,180	71
Allstate	1,095	68
American Express	2,386	166
American International Group	3,457	214
American Tower, Cl A‡	1,192	116
Ameriprise Financial	483	51
Aon	750	69
Apartment Investment & Management, Cl A‡	411	16
Assurant	193	16
AvalonBay Communities‡	374	69
Bank of America	29,093	490
Bank of New York Mellon	3,066	126
BB&T	2,249	85
Berkshire Hathaway, Cl B*	5,245	693
BlackRock	363	124
Boston Properties‡	410	52
California Republic Bancorp*	48,000	1,416
Capital One Financial	1,470	106
CBRE Group, Cl A*	750	26
Charles Schwab	3,318	109
Chubb	616	82
Cincinnati Financial	417	25
Citigroup	8,340	432
CME Group	936	85
Comerica	494	21
Crown Castle International‡	950	82
Discover Financial Services	1,199	64
E*Trade Financial*	758	22
Equinix‡	177	54
Equity Residential‡	1,036	85
Essex Property Trust‡	178	43
Fifth Third Bancorp	2,307	46
Franklin Resources	1,049	39
General Growth Properties‡	1,675	46
Goldman Sachs Group	1,097	198
Hartford Financial Services Group	1,185	51
HCP‡	1,228	47
Host Hotels & Resorts‡	2,097	32
Huntington Bancshares	2,246	25
Intercontinental Exchange	297	76
Invesco	1,188	40
Iron Mountain‡	439	12

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JPMorgan Chase	10,257	$677
KeyCorp	2,245	30
Kimco Realty‡	1,111	29
Legg Mason	267	10
Leucadia National	832	14
Lincoln National	659	33
Loews	787	30
M&T Bank	463	56
Macerich‡	358	29
Marsh & McLennan	1,428	79
McGraw-Hill	773	76
MetLife	3,058	147
Moody’s	462	46
Morgan Stanley	4,165	132
Nasdaq, Cl A	311	18
Navient	961	11
Northern Trust	629	45
People’s United Financial	856	14
Plum Creek Timber‡	496	24
PNC Financial Services Group	1,396	133
Principal Financial Group, Cl A	798	36
Progressive	1,547	49
ProLogis‡	1,433	62
Prudential Financial	1,224	100
Public Storage‡	419	104
Realty Income‡	683	35
Regions Financial	3,505	34
Simon Property Group‡	866	168
SL Green Realty‡	272	31
State Street	1,094	73
SunTrust Banks	1,378	59
Synchrony Financial*	2,363	72
T. Rowe Price Group	701	50
Torchmark, Cl A	340	19
Travelers	863	97
Unum Group	694	23
US Bancorp	4,587	196
Ventas‡	949	54
Vornado Realty Trust‡	465	46
Wells Fargo	12,954	704
Welltower‡	999	68
Weyerhaeuser‡	1,480	44
XL Group, Cl A	869	34
Zions Bancorporation	574	16

		9,627

Health Care — 1.1%
Abbott Laboratories	4,172	187
AbbVie	4,587	272
Aetna, Cl A	981	106
Agilent Technologies	962	40
Alexion Pharmaceuticals*	637	121

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Allergan*	1,098	$343
AmerisourceBergen	556	58
Amgen, Cl A	2,102	341
Anthem	740	103
Baxalta	1,555	61
Baxter International	1,556	59
Becton Dickinson	605	93
Biogen*	624	191
Boston Scientific*	3,820	70
Bristol-Myers Squibb	4,650	320
C.R. Bard	213	40
Cardinal Health	930	83
Celgene, Cl A*	2,207	264
Cerner*	817	49
Cigna	730	107
DaVita HealthCare Partners*	437	30
Dentsply International	372	23
Edwards Lifesciences, Cl A*	594	47
Eli Lilly	2,726	230
Endo International*	597	37
Express Scripts Holding*	1,894	166
Gilead Sciences	4,014	406
HCA Holdings*	905	61
Henry Schein*	227	36
Humana	423	76
Illumina*	400	77
Intuitive Surgical*	99	54
Johnson & Johnson	7,744	795
Laboratory Corp of America Holdings*	280	35
Mallinckrodt*	296	22
McKesson	653	129
Medtronic	3,920	302
Merck	7,833	414
Mylan*	1,174	63
Patterson	243	11
PerkinElmer	309	17
Perrigo	415	60
Pfizer	17,291	558
Quest Diagnostics	387	28
Regeneron Pharmaceuticals*	216	117
St. Jude Medical	768	47
Stryker	877	81
Tenet Healthcare*	269	8
Thermo Fisher Scientific	1,118	159
UnitedHealth Group	2,657	313
Universal Health Services, Cl B	240	29
Varian Medical Systems*	279	23
Vertex Pharmaceuticals*	699	88
Waters*	220	30
Zimmer Biomet Holdings	452	46

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zoetis, Cl A	1,272	$61

		7,587

Industrials — 0.8%
3M	1,731	261
ADT, Cl A	464	15
Allegion	276	18
American Airlines Group	1,840	78
Ametek	627	34
Boeing	1,770	256
C.H. Robinson Worldwide	395	24
Caterpillar, Cl A	1,694	115
Cintas	270	25
CSX	2,785	72
Cummins	449	39
Danaher, Cl A	1,648	153
Deere	864	66
Delta Air Lines, Cl A	2,204	112
Dover	422	26
Dun & Bradstreet	101	10
Eaton	1,326	69
Emerson Electric	1,812	87
Equifax	319	35
Expeditors International of Washington	532	24
Fastenal, Cl A	845	34
FedEx	744	111
Flowserve	321	13
Fluor	365	17
General Dynamics	842	116
General Electric	26,415	823
Honeywell International	2,131	221
Illinois Tool Works	913	85
Ingersoll-Rand	730	40
Jacobs Engineering Group*	348	15
JB Hunt Transport Services	259	19
Kansas City Southern	281	21
L-3 Communications Holdings	228	27
Lockheed Martin	726	158
Masco	975	28
Nielsen Holdings	1,016	47
Norfolk Southern	813	69
Northrop Grumman	525	99
PACCAR	1,044	49
Parker-Hannifin, Cl A	373	36
Pentair	477	24
Pitney Bowes	554	11
Precision Castparts	373	87
Quanta Services*	580	12
Raytheon	820	102
Republic Services	673	30
Robert Half International	380	18
Rockwell Automation	386	40

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rockwell Collins	347	$32
Roper Technologies	277	53
Ryder System	144	8
Snap-on	161	28
Southwest Airlines, Cl A	1,809	78
Stanley Black & Decker	440	47
Stericycle, Cl A*	224	27
Textron	722	30
Tyco International	1,162	37
Union Pacific	2,404	188
United Continental Holdings*	1,100	63
United Parcel Service, Cl B	1,958	188
United Rentals*	233	17
United Technologies	2,320	223
Verisk Analytics, Cl A*	430	33
Waste Management	1,126	60
WW Grainger	175	35
Xylem	483	18

		5,036

Information Technology — 1.6%
Accenture, Cl A	1,748	183
Activision Blizzard	1,400	54
Adobe Systems*	1,363	128
Akamai Technologies*	465	24
Alliance Data Systems*	160	44
Alphabet, Cl A*	816	635
Alphabet, Cl C*	832	631
Amphenol, Cl A	850	44
Analog Devices	842	47
Apple	15,589	1,641
Applied Materials	3,272	61
Autodesk, Cl A*	656	40
Automatic Data Processing	1,261	107
Avago Technologies, Cl A	713	103
Broadcom, Cl A	1,580	91
CA	870	25
Cisco Systems	14,140	384
Citrix Systems*	427	32
Cognizant Technology Solutions, Cl A*	1,651	99
Corning, Cl B	3,438	63
CSRA	385	12
eBay*	3,200	88
Electronic Arts*	834	57
EMC	5,438	140
F5 Networks, Cl A*	200	19
Facebook, Cl A*	6,357	665
Fidelity National Information Services, Cl B	773	47
First Solar*	218	14
Fiserv, Cl A*	628	57
Flir Systems	394	11
Harris	325	28

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hewlett Packard Enterprise	5,132	$78
HP	5,132	61
Intel	13,224	456
International Business Machines	2,497	344
Intuit	771	74
Juniper Networks	896	25
KLA-Tencor	445	31
Lam Research	461	37
Linear Technology	633	27
MasterCard, Cl A	2,782	271
Microchip Technology	542	25
Micron Technology*	2,959	42
Microsoft	22,342	1,239
Motorola Solutions	423	29
NetApp	795	21
Nvidia	1,381	45
Oracle, Cl B	8,886	325
Paychex	902	48
PayPal Holdings*	3,062	111
Qorvo*	400	20
Qualcomm	4,202	210
Red Hat*	479	40
salesforce.com inc*	1,719	135
SanDisk	555	42
Seagate Technology	836	31
Skyworks Solutions	500	38
Symantec, Cl A	1,973	41
TE Connectivity	1,078	70
Teradata*	402	11
Texas Instruments	2,840	156
Total System Services	433	22
VeriSign*	283	25
Visa, Cl A	5,403	419
Western Digital	638	38
Western Union	1,394	25
Xerox	2,716	29
Xilinx	696	33
Yahoo!*	2,471	82

		10,330

Materials — 0.2%
Air Products & Chemicals	548	71
Airgas	192	27
Alcoa	3,789	37
Avery Dennison	247	16
Ball	369	27
CF Industries Holdings	630	26
Dow Chemical, Cl A	3,209	165
E.I. Du Pont de Nemours	2,494	166
Eastman Chemical	392	26
Ecolab	751	86
FMC	378	15

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Freeport-McMoRan, Cl B	3,429	$23
International Flavors & Fragrances	223	27
International Paper	1,114	42
LyondellBasell Industries, Cl A	1,033	90
Martin Marietta Materials, Cl A	195	27
Mirabela Nickel* (D)	597,236	—
Monsanto	1,236	122
Mosaic	934	26
Newmont Mining	1,435	26
Nucor	924	37
Owens-Illinois*	471	8
PPG Industries	723	71
Praxair	805	82
Sealed Air	570	25
Sherwin-Williams, Cl A	226	59
Vulcan Materials	348	33
WestRock	707	32

		1,392

Telecommunication Services — 0.2%
AT&T	17,230	593
CenturyTel	1,555	39
Frontier Communications	3,318	15
Level 3 Communications*	791	43
Verizon Communications	11,399	527

		1,217

Utilities — 0.2%
AES	1,824	17
AGL Resources	316	20
Ameren	655	28
American Electric Power	1,420	83
Centerpoint Energy	1,193	22
CMS Energy	756	27
Consolidated Edison	836	54
Dominion Resources	1,691	114
DTE Energy	496	40
Duke Energy	1,944	139
Edison International	878	52
Entergy	521	36
Eversource Energy	876	45
Exelon	2,491	69
FirstEnergy	1,168	37
NextEra Energy	1,275	132
NiSource	800	16
NRG Energy	935	11
Pepco Holdings	665	17
PG&E	1,387	74
Pinnacle West Capital	318	21
PPL	1,907	65
Public Service Enterprise Group	1,351	52
SCANA	403	24

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sempra Energy	670	$63
Southern	2,571	120
TECO Energy	648	17
WEC Energy Group	906	47
Xcel Energy	1,393	50

		1,492

Total Common Stock (Cost $49,911) ($ Thousands)		51,724

	Face Amount ($ Thousands)

SOVEREIGN DEBT — 1.4%
Dominican Republic International Bond
6.850%, 01/27/45 (B)	$4,600	4,336
Kenya Government International Bond
6.875%, 06/24/24 (B)	5,400	4,725

Total Sovereign Debt (Cost $10,233) ($ Thousands)		9,061

	Shares

PREFERRED STOCK — 0.9%

Financials — 0.1%
ALM Loan Funding* (A)	—	297
Aspen Insurance Holdings (A)	14	362
GSC Partners Fund V, Ser 2004-5A* (A) (B)	2	—
GSC Partners Fund V, Ser 2004-5I* (A) (B)	—	—
WhiteHorse II* (A) (B)	11	—

		659

Industrials — 0.8%
Seaspan	216	5,249

Total Preferred Stock (Cost $7,353) ($ Thousands)		5,908

	Face Amount ($ Thousands)

CONVERTIBLE BOND — 0.0%
Mirabela Nickel
9.500%, 06/24/19 (D)	$153	46

Total Convertible Bond (Cost $153) ($ Thousands)		46

Total Investments — 88.8% (Cost $614,489) ($ Thousands)@		$583,235

	Contracts

PURCHASED OPTIONS*†† — 0.2%
August 2016, USD Call, CNH Put, Expires 08/20/16, Strike Price $6.66	11,500,000	$315

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

December 31, 2015

Description	Contracts	Market Value ($ Thousands)
August 2016, USD Call, SAR Put, Expires 08/20/16, Strike Price $3.78	11,500,000	$129
February 2016, USD Call, AED Put, Expires 02/20/16, Strike Price $3.68	39,525,000	12
February 2016, USD Call, AED Put, Expires 02/20/16, Strike Price $3.68	13,175,000	3
November 15 Puts on S&P 500 Index, Expires 06/18/16, Strike Price $1,925.00	94	588
September 2016, EUR Put, DKK Call, Expires 09/17/16, Strike Price $7.45	19,216,980	70
September 2016, USD Call, TWD Put, Expires 09/17/16, Strike Price $32.48	5,800,000	177

Total Purchased Options (Cost $1,759) ($ Thousands)		1,294

WRITTEN OPTIONS*†† — (0.2)%
S&P 500 Index Call, Expires 1/16/16 Strike Price $2,065.00	(179)	(284)
S&P 500 Index Call, Expires 1/16/16 Strike Price $2,010.00	(179)	(937)

Total Written Options (Premiums Received $1,476) ($ Thousands)		$(1,221)

A list of the open futures contracts held by the Fund at December 31, 2015 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	219	Mar-2016	$326

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2015, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation ($Thousands)
01/11/16	AUD	320	USD	235	$2
01/11/16	GBP	1,678	USD	2,542	69
01/11/16-01/26/16	EUR	5,933	USD	6,614	166

					$237

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2015 is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Bank of America	$(9,154)	$9,391	$237

For the period ended December 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

December 31, 2015

A list of open OTC swap agreements held by the Fund at December 31, 2015 are as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Bank of America	S&P 500 Homebuilding Sub Industry Index	Index Return	6-Month USD LIBOR Plus 65 Bps	01/09/16	$(14,347)	$6
Bank of America	S&P 1500 Education Services Sub Industry Index	Index Return	6-Month USD LIBOR Plus 83 Bps	01/12/16	(13,506)	(3,340)
Bank of America	S&P 1500 Education Services Sub Industry Index	Index Return	6-Month USD LIBOR Plus 83 Bps	01/12/16	(667)	(170)
Bank of America	S&P 1500 Education Services Sub Industry Index	Index Return	3-Month USD LIBOR Plus 83 Bps	01/19/16	(521)	(87)
Bank of America	S&P 1500 Education Services Sub Industry Index	Index Return	3-Month USD LIBOR Plus 83 Bps	01/19/16	(1,043)	(192)
Bank of America	iShares MSCI Italy Capped ETF	Index Return	3-Month USD LIBOR Plus 85 Bps	01/22/16	(5,512)	(574)
Bank of America	U.S. Dollar Index	Negative Price Return	Positive Price Return	03/16/16	12,146	161

						$(4,196)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2015 are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Bank of America	1.56%	3 Month USD - LIBOR	07/03/18	$7,150	$3
Bank of America	2.70%	3 Month USD - LIBOR	07/18/23	600	(8)
Bank of America	2.27%	3 Month USD - LIBOR	08/17/25	550	(8)
Bank of America	2.27%	3 Month USD - LIBOR	08/17/25	600	(9)
Bank of America	2.23%	3 Month USD - LIBOR	11/16/25	1,350	(7)
Bank of America	1.03%	3 Month USD - LIBOR	01/15/26	38,980	(98)
Bank of America	2.24%	3 Month USD - LIBOR	01/15/26	46,560	56

					$(71)

For the period ended December 31, 2015, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Lists of the reverse repurchase agreements outstanding as of December 31, 2015 were as follows:

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(3,274)	RBC, 1.10%	$(3,274)
(678)	RBC, 0.75%	(678)
(415)	RBC, 1.20%	(415)

		$(4,367)

Percentages are based on a Net Assets of $656,994 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

††	For the period ended December 31, 2015, the total amount of purchased and written options, as presented in the Schedule of Investments are representative of the volume of activity for these derivative types during the year.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2015.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Security is in default on interest payment.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2015 was $21,449 ($ Thousands) and represented 3.3% of net Assets.

(E)	Unfunded bank loan.

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

December 31, 2015

AED — United Arab Emirates Dirham

AUD — Australian Dollar

Cl — Class

CDO — Collateralized Debt Obligation

CLO — Collateralized Loan Obligation

CNH — Chinese Offshore Yuan

DKK — Danish Krone

EUR — Euro

GBP — British Pound

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

OTC — Over The Counter

PLC — Public Limited Company

Re-REMIC — Re-securitization of Real Estate Mortgage Investment Conduit

S&P — Standard & Poor’s

SAR — Saudi Arabian Riyal

Ser — Series

TWD — Taiwan Dollar

ULC — Unlimited Liability Company

USD — United States Dollar

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $614,489 ($ Thousands), and the unrealized appreciation and depreciation were $8,699 ($ Thousands) and $(39,953) ($ Thousands) respectively.

Investments in Securities	Level 1	Level 2	Level 3	Total
Collateralized Debt Obligations	$—	$116,323	$680	$117,003
Corporate Obligations	—	108,699	3,983	112,682
Loan Participations	—	99,731	9,317	109,048
Asset-Backed Securities	—	96,332	945	97,277
Mortgage-Backed Securities	—	80,486	—	80,486
Common Stock	51,534	—	190	51,724
Sovereign Debt	—	9,061	—	9,061
Preferred Stock	5,611	297	—	5,908
Convertible Bond	—	—	46	46

Total Investments in Securities	$57,145	$510,929	$15,161	$583,235

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$1,294	$—	$—	$1,294
Written Options	(1,221)	—	—	(1,221)
Futures Contracts*
Unrealized Appreciation	326	—	—	326
Forwards Contracts*
Unrealized Appreciation	—	237	—	237
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	—	167	—	167
Unrealized Depreciation	—	(4,363)	—	(4,363)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	59	—	59
Unrealized Depreciation	—	(130)	—	(130)
Reverse Repurchase Agreements	—	(4,367)	—	(4,367)

Total Other Financial Instruments	$399	$(8,397)	$—	$(7,998)

*	Futures, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Collateralized Debt Obligations	Corporate Obligations	Loan Participations	Asset-Backed Securities	Common Stock	Convertible Bond
Beginning balance as of October 1, 2015	$2,010	$4,185	$8,925	$960	$315	$47
Accrued discounts/premiums	—	2	6	—	—	—
Realized gain/(loss)	—	—	5	—	—	—
Change in unrealized appreciation/(depreciation)	50	(204)	(94)	2	(125)	(1)
Purchases	—	—	709	—	—	—
Sales	—	—	(234)	(17)	—	—
Transfer into Level 3	—	—	—	—	—	—
Transfer out of Level 3	(1,380)	—	—	—	—	—

Ending balance as of December 31, 2015	$680	$3,983	$9,317	$945	$190	$46

Changes in unrealized gains/(losses) in earnings related to securities held at reporting date	$(459)	$(204)	$(37)	$2	$(125)	$(1)

For the period ended December 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there have been transfers into Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

19	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Concluded)

December 31, 2015

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of December 31, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value (in Thousands) at 12/31/2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Collateralized Debt Obligations	$—	Internal Model price	Indicative Quote	N/A

Corporate Obligations	618	Internal Model price	Indicative Quote	2184
	3,365	OAS off 10/30/2015 Single broker price	Indicative Quote	366 - 1256

Total Corporate Obligations	3,983

Loan Participations	585	12/02/2015 Trade Price	Trade Price	711
	960	Daily broker price	Broker Quote	650
	5,987	Internal Model Price	Indicative Quote	563 - 783
	1,171	OAS off 10/30/2015 Single broker price	Indicative Quote	364

Total Loan Participations	8,703

Asset-Backed Securities	945	OAS off 10/30/2015 Single broker price	Indicative Quote	335

Common Stock	190	Internal Model price	Indicative Quote	N/A

Convertible Bond	46	Internal Model price	Indicative Quote	5289

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 66.4%
U.S. Treasury Bills (A)
0.436%, 06/02/16 (E)	$79,600	$79,456
0.328%, 05/12/16 (E)	55,500	55,436
0.105%, 04/21/16	31,000	30,981
U.S. Treasury Inflation Protected Securities
2.625%, 07/15/17	7,147	7,465
2.125%, 01/15/19	17,491	18,508
1.625%, 01/15/18	26,047	26,862
1.375%, 01/15/20	39,300	40,829
1.250%, 07/15/20	44,805	46,593
0.125%, 04/15/17	80,906	80,745
0.125%, 04/15/18	104,955	104,753
0.125%, 04/15/19	111,662	111,007
0.125%, 04/15/20	79,841	78,823

Total U.S. Treasury Obligations (Cost $689,957) ($ Thousands)		681,458

	Shares

COMMON STOCK — 29.4%

Consumer Staples — 4.7%
Altria Group	104,100	6,060
Avon Products	507,700	2,056
Campbell Soup	85,100	4,472
Casey’s General Stores	7,700	927
Central Garden & Pet, Cl A*	53,000	721
Chefs’ Warehouse Holdings*	1,700	28
Clorox	6,900	875
Coca-Cola	15,100	649
Costco Wholesale	900	145
CVS Health	31,400	3,070
Dean Foods	191,300	3,281
Dr Pepper Snapple Group	49,500	4,613
Flowers Foods	13,100	281
Fresh Del Monte Produce	21,400	832
Hormel Foods	30,900	2,444
Ingles Markets, Cl A	35,500	1,565
Ingredion	2,900	278
John B Sanfilippo & Son	10,500	567
Kroger	26,000	1,088
Medifast	2,100	64
Omega Protein*	19,000	422
PepsiCo	22,300	2,228
Post Holdings*	68,400	4,220
Procter & Gamble	30,900	2,454
Reynolds American	42,700	1,971
Seaboard*	46	133
Universal	18,600	1,043
USANA Health Sciences*	1,400	179
Walgreens Boots Alliance	7,100	605

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wal-Mart Stores	20,100	$1,232

		48,503

Energy — 8.1%
Alon USA Energy	66,000	979
Bill Barrett*	47,700	187
California Resources	161,200	376
Cameron International*	3,900	246
Chevron	43,290	3,894
Cloud Peak Energy*	83,000	173
CVR Energy	12,000	472
DHT Holdings	102,100	826
Diamond Offshore Drilling	134,600	2,840
Eclipse Resources*	29,800	54
Ensco, Cl A	359,600	5,534
EP Energy, Cl A*	127,400	558
Exxon Mobil	166,730	12,997
Frontline	173,100	518
Marathon Petroleum	125,100	6,485
McDermott International*	249,900	837
Nabors Industries	246,500	2,098
Noble	340,000	3,587
Nordic American Tankers, Cl US	211,100	3,281
Parker Drilling*	65,100	118
PBF Energy, Cl A	31,700	1,167
PDC Energy, Cl A*	5,000	267
Pioneer Energy Services*	212,700	462
Rowan, Cl A	338,200	5,732
Schlumberger, Cl A	82,900	5,782
Superior Energy Services	135,800	1,829
Teekay Tankers, Cl A	88,300	608
Tesoro	54,700	5,764
TETRA Technologies*	40,800	307
Tidewater, Cl A	69,700	485
Transocean	487,000	6,029
Valero Energy	114,200	8,075
Western Refining	20,600	734
WPX Energy*	8,000	46

		83,347

Financials — 3.0%
Alleghany*	3,240	1,548
Annaly Capital Management‡	640,300	6,006
Cash America International	28,700	860
Cincinnati Financial	12,400	734
CoreSite Realty‡	41,400	2,348
Customers Bancorp*	1,400	38
Digital Realty Trust, Cl A‡	23,200	1,754
Extra Space Storage‡	15,900	1,403
Factset Research Systems	3,900	634

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Flagstar Bancorp*	9,900	$229
Franklin Financial Network*	11,000	345
Getty Realty‡	3,400	58
Heartland Financial USA	2,400	75
Hospitality Properties Trust‡	4,900	128
Interactive Brokers Group, Cl A	5,800	253
International. FCStone*	30,300	1,014
Jones Lang LaSalle	4,800	767
Lamar Advertising, Cl A‡	31,100	1,865
Mack-Cali Realty‡	95,200	2,223
Popular	51,800	1,468
Preferred Apartment Communities, Cl A‡	8,000	105
Public Storage‡	300	74
RE, Cl A	12,400	463
RMR Group*	81	1
Ryman Hospitality Properties‡	39,500	2,040
Simon Property Group‡	9,700	1,886
StanCorp Financial Group	17,300	1,970
SunTrust Banks	22,400	960

		31,249

Health Care — 7.5%
Aetna, Cl A	21,300	2,303
Amedisys*	47,100	1,852
Amgen, Cl A	26,900	4,367
AMN Healthcare Services*	21,200	658
Amsurg*	7,100	540
Anthem	2,800	390
Bristol-Myers Squibb	31,800	2,188
Bruker BioSciences*	33,100	803
Cambrex*	76,300	3,593
Centene*	93,700	6,166
Charles River Laboratories International*	17,500	1,407
Cigna	300	44
Cross Country Healthcare*	25,700	421
Depomed*	115,000	2,085
Eli Lilly	50,000	4,213
Five Star Quality Care*	10,700	34
Gilead Sciences	38,600	3,906
Halozyme Therapeutics*	16,700	289
Health Net, Cl A*	45,700	3,129
Heska*	3,800	147
Hologic*	51,100	1,977
ICU Medical*	8,900	1,004
INC Research Holdings, Cl A*	33,700	1,635
InVivo Therapeutics Holdings*	7,700	55
Johnson & Johnson	61,600	6,328
LeMaitre Vascular	16,000	276
Lexicon Pharmaceuticals*	31,800	423
LHC Group*	30,200	1,368
Magellan Health*	7,600	469

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MedAssets*	74,400	$2,302
Merck	20,600	1,088
Mettler Toledo International*	7,340	2,489
Molina Healthcare*	55,500	3,337
Pacific Biosciences of California*	21,400	281
Pfizer	218,500	7,053
PRA Health Sciences*	10,900	494
Quintiles Transnational Holdings*	11,300	776
Revance Therapeutics*	6,300	215
Sucampo Pharmaceuticals, Cl A*	25,900	448
Supernus Pharmaceuticals*	10,700	144
UnitedHealth Group	19,800	2,329
Waters*	27,100	3,647

		76,673

Industrials — 1.3%
Argan	24,900	807
Comfort Systems USA	23,200	659
Ennis	15,100	291
General Cable	36,000	484
Gibraltar Industries*	38,800	987
Global Brass & Copper Holdings	11,000	234
Hawaiian Holdings*	83,700	2,957
Heidrick & Struggles International	7,400	201
Insperity, Cl A	13,000	626
JetBlue Airways*	43,100	976
LSI Industries	8,200	100
RPX*	60,900	670
Skywest	133,000	2,530
Spirit AeroSystems Holdings, Cl A*	14,900	746
Sunrun*	14,600	172
USA Truck*	15,800	276
Wabash National*	35,700	422

		13,138

Information Technology — 3.6%
Accenture, Cl A	27,800	2,905
Activision Blizzard	2,400	93
Computer Sciences	22,700	742
EarthLink Holdings	258,100	1,918
Electronic Arts*	50,200	3,450
Ellie Mae*	20,200	1,217
ExlService Holdings*	27,100	1,218
Gigamon*	3,300	88
Global Payments	74,400	4,799
Hackett Group	29,300	471
Heartland Payment Systems	2,600	246
Imperva*	25,500	1,614
Leidos Holdings	22,600	1,271
LogMeIn*	16,600	1,114

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Luxoft Holding, Cl A*	5,800	$447
Manhattan Associates*	52,700	3,487
Microsoft	53,600	2,974
NeuStar, Cl A*	43,900	1,052
RingCentral, Cl A*	44,100	1,040
Stamps.com*	9,400	1,030
Total System Services	41,000	2,042
Unisys*	53,500	591
Vantiv, Cl A*	59,800	2,836
Zix*	25,400	129

		36,774

Telecommunication Services — 0.6%
AT&T	92,300	3,176
Atlantic Telegraph-Network	3,300	258
General Communication, Cl A*	10,900	216
IDT, Cl B	11,600	135
Inteliquent	17,300	307
magicJack VocalTec*	65,300	617
Shenandoah Telecommunications	15,600	672
Telephone & Data Systems	24,200	627

		6,008

Utilities — 0.6%
National Fuel Gas	14,900	637
NiSource	70,800	1,381
PPL	78,800	2,689
UGI	44,300	1,496

		6,203

Total Common Stock (Cost $290,958) ($ Thousands)		301,895

	Face Amount ($ Thousands)

CORPORATE OBLIGATIONS — 9.3%

Consumer Discretionary — 1.1%
21st Century Fox America
6.150%, 02/15/41	$165	185
4.500%, 02/15/21	260	280
4.000%, 10/01/23	185	191
3.000%, 09/15/22	405	399
CBS
3.500%, 01/15/25	835	796
Comcast
6.450%, 03/15/37	185	230
Cox Communications
2.950%, 06/30/23 (B)	240	212

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CSC Holdings
8.625%, 02/15/19	$162	$173
Dana Holding
6.000%, 09/15/23	148	148
DIRECTV Holdings
4.450%, 04/01/24	763	784
3.800%, 03/15/22	262	263
Discovery Communications
3.450%, 03/15/25	450	407
Ford Motor Credit LLC
5.875%, 08/02/21	695	775
2.597%, 11/04/19	1,152	1,131
General Motors
3.500%, 10/02/18	465	470
International Game Technology
6.250%, 02/15/22 (B)	560	524
KB Home
4.750%, 05/15/19	382	371
Kohl’s
4.250%, 07/17/25	1,313	1,280
MCE Finance
5.000%, 02/15/21 (B)	405	369
Numericable-SFR SAS
5.375%, 05/15/22 (B)	235	260
RELX Capital
8.625%, 01/15/19	475	554
Time Warner
3.550%, 06/01/24	745	731
Time Warner Cable
4.500%, 09/15/42	330	259
Viacom
3.875%, 04/01/24	344	322

		11,114

Consumer Staples — 0.8%
Altria Group
4.750%, 05/05/21	210	228
2.625%, 01/14/20	1,160	1,162
Bunge Finance
8.500%, 06/15/19	9	11
CVS Health
3.875%, 07/20/25	1,045	1,067
Grupo Bimbo
3.875%, 06/27/24 (B)	703	683
Kraft Heinz Foods
3.500%, 07/15/22 (B)	664	668
2.800%, 07/02/20 (B)	520	519
Reynolds American
4.000%, 06/12/22	908	944
3.250%, 11/01/22	330	326

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tyson Foods
3.950%, 08/15/24	$715	$734
2.650%, 08/15/19	219	219
Virgolino de Oliveira Finance
10.500%, 01/28/18 (B)(C)	660	17
Walgreens Boots Alliance
3.800%, 11/18/24	1,160	1,126

		7,704

Energy — 1.1%
DCP Midstream
4.750%, 09/30/21 (B)	220	171
Diamond Offshore Drilling
4.875%, 11/01/43	370	225
Ecopetrol
5.875%, 05/28/45	309	219
Energy Transfer Partners
6.125%, 02/15/17	200	204
5.200%, 02/01/22	465	435
EnLink Midstream Partners
5.050%, 04/01/45	507	314
Enterprise Products Operating
5.200%, 09/01/20	340	357
3.700%, 02/15/26	1,103	989
Kinder Morgan Energy Partners
3.950%, 09/01/22	990	862
Korea National Oil
3.125%, 04/03/17 (B)	465	472
Marathon Petroleum
5.125%, 03/01/21	196	206
Noble Energy
8.250%, 03/01/19	153	171
4.150%, 12/15/21	475	460
3.900%, 11/15/24	606	540
ONEOK
4.250%, 02/01/22	300	216
Petrobras Global Finance BV
5.750%, 01/20/20	888	697
Petroleos Mexicanos
3.500%, 07/18/18	263	261
Plains All American Pipeline
3.600%, 11/01/24	902	724
Regency Energy Partners
4.500%, 11/01/23	114	99
Reliance Holding USA
5.400%, 02/14/22 (B)	1,161	1,255
Schlumberger Holdings
3.000%, 12/21/20 (B)	1,345	1,328
SM Energy
6.500%, 01/01/23	43	31
Transocean
6.500%, 11/15/20	535	369

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Valero Energy
6.125%, 02/01/20	$480	$529
Williams Partners
3.900%, 01/15/25	217	163

		11,297

Financials — 2.7%
American International Group
6.400%, 12/15/20	325	375
4.875%, 06/01/22	520	561
American Tower
4.700%, 03/15/22‡	365	384
3.500%, 01/31/23‡	485	474
Bank of America MTN
6.500%, 12/31/49 (D)	292	308
0.709%, 03/28/18 (D)	1,100	1,185
Barclays
3.650%, 03/16/25	330	317
Barclays Bank
7.750%, 04/10/23 (D)	393	420
7.625%, 11/21/22	207	236
6.860%, 09/29/49 (B) (D)	131	149
6.625%, 03/30/22	103	140
BNP Paribas
7.375%, 12/29/49 (B) (D)	505	518
Citigroup
3.875%, 03/26/25	905	881
Cooperatieve Centrale Raiffeisen-Boerenleenbank
4.375%, 08/04/25	657	668
Credit Agricole
7.875%, 01/23/24 (B) (D)	249	255
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25 (B)	995	962
Dai-ichi Life Insurance
5.100%, 12/31/49 (B) (D)	508	528
Goldman Sachs Group MTN
2.012%, 11/29/23 (D)	1,795	1,811
Hartford Financial Services Group
5.125%, 04/15/22	655	719
HBOS Capital Funding
4.939%, 05/29/49 (D)	1,006	1,104
Healthcare Realty Trust
5.750%, 01/15/21‡	285	314
Host Hotels & Resorts
5.250%, 03/15/22‡	190	204
3.750%, 10/15/23‡	16	15
Intesa Sanpaolo MTN
5.017%, 06/26/24 (B)	746	734
JPMorgan Chase
5.400%, 01/06/42	175	197

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lincoln National
4.200%, 03/15/22	$355	$371
MetLife
5.700%, 06/15/35	80	93
5.250%, 12/29/49 (D)	977	994
Metropolitan Life Global Funding I
3.875%, 04/11/22 (B)	275	287
Mizuho Financial Group Cayman 3
4.600%, 03/27/24 (B)	840	865
Morgan Stanley MTN
5.500%, 07/28/21	585	655
Murray Street Investment Trust I
4.647%, 03/09/17	55	57
Nationwide Financial Services
5.375%, 03/25/21 (B)	470	515
Navient MTN
7.250%, 01/25/22	52	49
Nomura Holdings MTN
2.000%, 09/13/16	804	807
PNC Bank
3.800%, 07/25/23	960	989
Prudential Financial
5.625%, 06/15/43 (D)	295	302
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (B) (D)	380	386
Royal Bank of Scotland MTN
9.500%, 03/16/22 (D)	32	35
Royal Bank of Scotland Group
7.500%, 12/29/49 (D)	525	547
Royal Bank of Scotland Group PLC
7.640%, 09/29/17 (D)	100	104
Santander Bank
1.251%, 01/12/18 (D)	1,205	1,196
Santander Issuances
5.179%, 11/19/25	600	591
Santander UK
5.000%, 11/07/23 (B)	700	729
Societe Generale
8.000%, 12/30/49 (B) (D)	510	520
5.922%, 04/05/17 (B) (D)	115	116
Standard Chartered MTN
6.409%, 01/30/49 (B) (D)	400	401
4.000%, 07/12/22 (D)	775	780
Trust F
5.250%, 12/15/24‡ (B)	830	824
UBS Group Funding Jersey
4.125%, 09/24/25 (B)	689	688
Welltower
5.250%, 01/15/22‡	695	752

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
XLIT
5.500%, 03/31/45	$225	$210

		27,322

Health Care — 0.9%
AbbVie
3.600%, 05/14/25	654	645
Actavis Funding SCS
3.850%, 06/15/24	297	298
3.800%, 03/15/25	1,096	1,090
Baxalta
3.600%, 06/23/22 (B)	1,040	1,040
Bayer US Finance
3.375%, 10/08/24 (B)	405	408
Becton Dickinson
3.734%, 12/15/24	513	517
Biogen
3.625%, 09/15/22	647	654
Celgene
3.875%, 08/15/25	785	782
Gilead Sciences
3.650%, 03/01/26	1,009	1,018
Laboratory Corp of America Holdings
3.600%, 02/01/25	385	371
Medtronic
3.500%, 03/15/25	1,170	1,180
Perrigo Finance
3.900%, 12/15/24	430	415
Perrigo Finance Unlimited
3.500%, 12/15/21	227	221
Thermo Fisher Scientific
4.150%, 02/01/24	365	379
Valeant Pharmaceuticals International
6.125%, 04/15/25 (B)	600	535

		9,553

Industrials — 0.2%
AerCap Aviation Solutions BV
6.375%, 05/30/17	234	243
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/24 (B)	360	369
General Electric
4.100%, 12/29/49 (D)	300	299
Hutchison Whampoa International 14
1.625%, 10/31/17 (B)	424	420
International Lease Finance
5.875%, 04/01/19	325	345
Manitowoc
8.500%, 11/01/20	184	190

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Odebrecht Finance
5.250%, 06/27/29 (B)	$457	$221

		2,087

Information Technology — 0.2%
Advanced Micro Devices
6.750%, 03/01/19	416	302
KLA-Tencor
4.650%, 11/01/24	894	899
Seagate HDD Cayman
4.750%, 01/01/25	427	356
Tencent Holdings MTN
3.375%, 05/02/19 (B)	676	687
Total System Services
2.375%, 06/01/18	262	259

		2,503

Materials — 0.8%
Barrick Gold
4.100%, 05/01/23	64	55
Basell Finance BV
8.100%, 03/15/27 (B)	220	274
Dow Chemical
4.250%, 11/15/20	131	137
Eastman Chemical
3.800%, 03/15/25	420	407
Freeport-McMoran Oil & Gas
6.500%, 11/15/20	173	112
Glencore Funding
3.125%, 04/29/19 (B)	1,840	1,536
International Paper
4.750%, 02/15/22	404	431
3.650%, 06/15/24	247	242
LyondellBasell Industries
5.750%, 04/15/24	1,100	1,212
Minsur
6.250%, 02/07/24 (B)	168	155
Nacional del Cobre de Chile
4.500%, 09/16/25 (B)	925	871
NOVA Chemicals
5.250%, 08/01/23 (B)	420	416
Novelis
8.375%, 12/15/17	99	96
Reynolds Group
5.750%, 10/15/20	484	492
Sealed Air
5.250%, 04/01/23 (B)	332	339
Sociedad Quimica y Minera de Chile
3.625%, 04/03/23 (B)	408	351
Teck Resources
4.500%, 01/15/21	1,095	558

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Yamana
4.950%, 07/15/24	$917	$778

		8,462

Telecommunication Services — 0.9%
AT&T
3.400%, 05/15/25	1,905	1,831
3.000%, 02/15/22	465	456
Comcel Trust via Comunicaciones Celulares
6.875%, 02/06/24 (B)	208	160
Rogers Communications
4.000%, 06/06/22	60	46
SBA Tower Trust
3.156%, 10/15/20 (B)	950	935
Sprint Capital
6.900%, 05/01/19	1,485	1,210
Telefonica Emisiones
5.462%, 02/16/21	200	223
Verizon Communications
7.350%, 04/01/39	350	434
6.550%, 09/15/43	360	427
4.600%, 04/01/21	1,160	1,247
4.272%, 01/15/36	1,170	1,056
Virgin Media Finance
5.250%, 02/15/22	200	185
Wind Acquisition Finance
4.750%, 07/15/20 (B)	535	530

		8,740

Utilities — 0.6%
AES
7.375%, 07/01/21	415	423
Berkshire Hathaway Energy
6.125%, 04/01/36	390	455
CMS Energy
5.050%, 03/15/22	185	201
Constellation Energy Group
5.150%, 12/01/20	70	76
Entergy
4.000%, 07/15/22	907	925
Exelon
2.850%, 06/15/20	1,695	1,686
Exelon Generation
4.250%, 06/15/22	460	466
Israel Electric
5.000%, 11/12/24	792	807
NRG Energy
6.250%, 05/01/24	315	265
Talent Yield Investments
4.500%, 04/25/22 (B)	1,301	1,348

		6,652

Total Corporate Obligations (Cost $100,057) ($ Thousands)		95,434

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 6.1%

Agency Mortgage-Backed Obligations — 1.2%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
4.672%, 11/25/23 (D)	$1,035	$1,024
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
4.221%, 08/25/24 (D)	1,165	1,116
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
4.771%, 10/25/24 (D)	250	248
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
4.971%, 10/25/24 (D)	785	788
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M3
3.521%, 10/25/27 (D)	280	265
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.022%, 12/25/27 (D)	1,489	1,476
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
5.122%, 04/25/28 (D)	354	349
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M2
2.421%, 03/25/25 (D)	530	527
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M2
3.072%, 03/25/28 (D)	1,290	1,274
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M3
5.222%, 05/25/28 (D)	316	309
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
3.222%, 05/25/28 (D)	476	473
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.421%, 07/25/24 (D)	282	281
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.121%, 11/25/24 (D)	678	676

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
5.221%, 11/25/24 (D)	$255	$256
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
4.521%, 02/25/25 (D)	530	511
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.221%, 05/25/25 (D)	620	587
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.422%, 07/25/25 (D)	1,021	1,016
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.422%, 07/25/25 (D)	1,015	1,002
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
5.972%, 04/25/28 (D)	478	480
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
6.122%, 04/25/28 (D)	312	315

		12,973

Non-Agency Mortgage-Backed Obligations — 4.9%
Alternative Loan Trust 2005-20CB, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/35	159	151
Alternative Loan Trust 2005-57CB, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/35	411	370
Alternative Loan Trust 2006-23CB, Ser 2006-23CB, Cl 1A7
6.000%, 08/25/36	255	246
Alternative Loan Trust 2006-24CB, Ser 2006-24CB, Cl A16
5.750%, 06/25/36	624	557
Alternative Loan Trust 2006-28CB, Ser 2006- 28CB, Cl A14
6.250%, 10/25/36	430	366
Alternative Loan Trust 2006-9T1, Ser 2006-9T1, Cl A1
5.750%, 05/25/36	278	234
Alternative Loan Trust 2006-J1, Ser 2006-J1, Cl 1A13
5.500%, 02/25/36	379	340
Alternative Loan Trust 2007-2CB, Ser 2007-2CB, Cl 2A4
5.750%, 03/25/37	378	332
Banc of America Commercial Mortgage Trust, Ser 2007-4, Cl A1A
5.774%, 02/10/51 (D)	1,734	1,804

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/51 (D)	$262	$273
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl AJ
5.611%, 09/11/41 (D)	718	726
Bellemeade Re, Ser 2015-1A, Cl M1
2.922%, 07/25/25 (D)	656	653
BHMS Mortgage Trust, Ser 2014-ATLS, Cl AFX
3.600%, 07/05/33	1,180	1,194
Carefree Portfolio Trust, Ser 2014-CARE, Cl A
1.651%, 11/15/19 (D)	653	649
CGRBS Commercial Mortgage Trust 2013-VN05, Ser 2013-VN05, Cl A
3.369%, 03/13/35	915	919
Chase Mortgage Finance Trust Series, Ser 2007-S5, Cl 1A17
6.000%, 07/25/37	206	175
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/36	358	329
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/36	171	154
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A18
6.250%, 09/25/36	473	428
CHL Mortgage Pass-Through Trust, Ser 2007-HYB2, Cl 3A1
2.651%, 02/25/47 (D)	510	455
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A1A
5.987%, 03/15/49 (D)	266	268
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.457%, 04/10/46 (D)	784	707
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/48	980	956
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C3, Cl A4
5.959%, 05/15/46 (D)	483	502
COMM Mortgage Trust, Ser 2006-C8, Cl A1A
5.292%, 12/10/46	888	908
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A1A
6.228%, 12/10/49 (D)	1,615	1,694
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%, 04/12/35	364	356
Commercial Mortgage Pass-Through Certificates, Ser 2014-KYO, Cl A
1.097%, 06/11/27 (D)	835	826

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2014-SAVA, Cl A
1.347%, 06/15/34 (D)	$391	$390
Commercial Mortgage Trust 2007-GG9, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	636	650
Commercial Mortgage Trust 2007-GG9, Ser 2007-GG9, Cl AM
5.475%, 03/10/39	613	627
Credit Suisse Commercial Mortgage Trust Series, Ser 2007-C3, Cl AM
5.889%, 06/15/39 (D)	581	593
CSAIL 2015-C3 Commercial Mortgage Trust, Ser 2014-C3, Cl A4
3.691%, 08/15/48	959	972
CSMC, Ser 2010-6R, Cl 3A2
5.875%, 01/26/38	599	501
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.411%, 12/25/36 (D)	718	447
Deutsche Alt-A Securities Mortgage Loan Trust Series, Ser 2006-AR4, Cl A2
2.059%, 04/10/31 (D)	631	614
Extended Stay America Trust, Ser 2013-ESH7, Cl A17
2.295%, 12/05/31	560	559
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/36	391	319
GS Mortgage Securities II, Ser 2007-GG10, Cl A4
5.988%, 08/10/45 (D)	779	800
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/27	810	817
H/2 Asset Funding, Ser 2015-1A
1.862%, 06/24/49	998	995
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.471%, 03/25/35 (D)	332	285
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl C
4.669%, 11/15/48 (D)	849	748
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/41 (D)	256	254
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/47	548	557
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.883%, 02/12/49 (D)	300	309

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.209%, 02/15/51 (D)	$254	$267
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (D)	930	964
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A3
5.420%, 01/15/49	838	855
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/49	1,948	2,008
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/37	293	258
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2008-C2, Cl A1A
5.998%, 02/12/51	887	914
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-INN, Cl A
1.251%, 06/15/29 (D)	1,145	1,134
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/48	889	909
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-SGP, Cl A
2.031%, 07/15/36 (D)	1,283	1,278
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/39 (D)	462	465
LB-UBS Commercial Mortgage Trust, Ser C1, Cl AM
5.455%, 02/15/40	395	407
LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%, 01/20/41	660	656
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/48 (D)	1,030	1,028
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A1A
5.739%, 08/12/43 (D)	564	570
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A1A
5.166%, 12/12/49	992	1,012
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/49	1,186	1,234
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
2.281%, 11/15/26 (D)	270	268

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl AFSA
2.201%, 08/15/26 (D)	$270	$269
PFP III, Ser 2014-1, Cl A
1.367%, 06/14/31 (D)	205	203
RBSSP Resecuritization Trust, Ser 2009-7, Cl 10A3
6.000%, 08/26/37	835	709
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A6
6.812%, 05/26/37 (D)	731	604
Resource Capital, Ser 2014-CRE2, Cl A
1.249%, 04/15/32 (D)	397	395
Starwood Retail Property Trust, Ser 2014, Cl A
1.417%, 11/15/27 (D)	773	764
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/45	596	585
UBS-Barclays Commercial Mortgage Trust, Ser 2014-C3, Cl A4
3.091%, 08/10/49	297	298
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl E
5.888%, 01/10/45 (D)	361	384
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A1A
6.009%, 06/15/45 (D)	542	546
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.471%, 12/15/47 (D)	794	748
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
5.447%, 11/25/25 (D)	613	614
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
5.697%, 11/25/25 (D)	163	164
Wells Fargo Mortgage Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/37	243	237
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl D
4.802%, 11/15/45 (D)	517	501
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/46	856	864

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A2
3.036%, 05/15/47	$701	$717

		49,838

Total Mortgage-Backed Securities (Cost $64,192) ($ Thousands)		62,811

ASSET-BACKED SECURITIES — 4.8%

Automotive — 2.6%
Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/19	509	507
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/18	416	416
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/18	215	215
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A3
0.900%, 02/08/19	442	441
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/22	213	213
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/19	435	433
Avis Budget Rental Car Funding AESOP, Ser 2013-2A, Cl A
2.970%, 02/20/20	594	592
Avis Budget Rental Car Funding AESOP, Ser 2014-1A, Cl A
2.460%, 07/20/20	1,404	1,411
Bank of The West Auto Trust, Ser 2015-1, Cl A3
1.310%, 10/15/19	1,025	1,022
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/19	907	900
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/19	771	765
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl B
2.220%, 01/22/19	200	201
Chrysler Capital Auto Receivables Trust, Ser 2014-BA, Cl A2
0.690%, 09/15/17	236	236
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/20	368	368
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/18	311	309

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Drive Auto Receivables Trust, Ser 2015-BA, Cl A2A
0.930%, 12/15/17	$473	$473
Drive Auto Receivables Trust, Ser 2015-CA, Cl A2A
1.030%, 02/15/18	432	431
Drive Auto Receivables Trust, Ser 2015-DA, Cl A2A
1.230%, 06/15/18	769	768
Enterprise Fleet Financing, Ser 2014-1, Cl A2
0.870%, 09/20/19	219	219
Enterprise Fleet Financing, Ser 2015-1, Cl A2
1.300%, 09/20/20	983	980
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/18	66	66
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/18	103	102
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/18	31	31
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/18	240	239
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/26	816	814
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl A2
1.100%, 12/20/17	840	839
GM Financial Automobile Leasing Trust, Ser 2015-2, Cl A3
1.680%, 12/20/18	1,190	1,183
Harley-Davidson Motorcycle Trust, Ser 2014-1, Cl A3
1.100%, 09/15/19	420	418
Harley-Davidson Motorcycle Trust, Ser 2015-2, Cl A3
1.300%, 03/16/20	1,025	1,019
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.843%, 12/10/27 (D)	728	727
Hertz Vehicle Financing, Ser 2013-1A, Cl B2
2.480%, 08/25/19	579	556
Hertz Vehicle Financing, Ser 2013-1A, Cl A1
1.120%, 08/25/17	2,230	2,225
Hertz Vehicle Financing, Ser 2015-2A, Cl A
2.020%, 09/25/19	700	693
Hyundai Auto Lease Securitization Trust, Ser 2015-A, Cl A2
1.000%, 10/16/17	621	620
Hyundai Auto Lease Securitization Trust, Ser 2015-B, Cl A3
1.400%, 11/15/18	817	812

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hyundai Auto Receivables Trust, Ser 2012-B, Cl C
1.950%, 10/15/18	$170	$171
Mercedes Benz Auto Lease Trust, Ser 2015- B, Cl A3
1.340%, 07/16/18	495	492
Nissan Auto Lease Trust, Ser 2015-A, Cl A3
1.400%, 06/15/18	880	878
Porsche Innovative Lease Owner Trust, Ser 2015-1, Cl A4
1.430%, 05/21/21	1,021	1,016
Santander Drive Auto Receivables Trust, Ser 2015-3, Cl A2A
1.020%, 09/17/18	761	760
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl A2A
1.200%, 12/17/18	495	494
TCF Auto Receivables Owner Trust, Ser 2015-1A, Cl A2
1.020%, 08/15/18	1,061	1,059
Westlake Automobile Receivables Trust, Ser 2015-3A, Cl A2A
1.420%, 05/17/21	442	441

		26,555

Credit Cards — 1.0%
Barclays Dryrock Issuance Trust, Ser 2014-3, Cl A
2.410%, 07/15/22	570	571
Barclays Dryrock Issuance Trust, Ser 2015-1, Cl A
2.240%, 12/15/22	989	986
Barclays Dryrock Issuance Trust, Ser 2015-2, Cl A
1.560%, 03/15/21	1,123	1,123
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.547%, 03/16/20 (D)	500	499
Capital One Multi-Asset Execution Trust, Ser 2015-A5, Cl A5
1.600%, 05/17/21	1,045	1,041
Discover Card Execution Note Trust, Ser 2015-A1, Cl A1
0.547%, 08/17/20 (D)	750	748
Discover Card Execution Note Trust, Ser 2015-A2, Cl A
1.900%, 10/17/22	1,020	1,004
First National Master Note Trust, Ser 2013-2, Cl A
0.727%, 10/15/19 (D)	794	793
Synchrony Credit Card Master Note Trust, Ser 2012-2, Cl A
2.220%, 01/15/22	1,389	1,393

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
World Financial Network Credit Card Master Trust, Ser 2012-B, Cl A
1.760%, 05/17/21	$380	$381
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/21	385	383
World Financial Network Credit Card Master Trust, Ser 2014-A, Cl A
0.711%, 12/15/19 (D)	915	915
World Financial Network Credit Card Master Trust, Ser 2015-A, Cl A
0.811%, 02/15/22 (D)	571	567

		10,404

Other Asset-Backed Securities — 1.2%
Ally Master Owner Trust, Ser 2014-1, Cl A2
1.290%, 01/15/19	1,405	1,402
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/20	1,079	1,069
BMW Floorplan Master Owner Trust, Ser 2015-1A, Cl A
0.698%, 07/15/20 (D)	1,565	1,561
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/17	839	839
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/21	673	668
Dell Equipment Finance Trust, Ser 2015-1, Cl A3
1.300%, 03/23/20	333	332
Dell Equipment Finance Trust, Ser 2015-2, Cl A2A
1.420%, 12/22/17	455	453
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/19	999	996
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
0.767%, 01/15/22 (D)	954	948
GE Dealer Floorplan Master Note Trust, Ser 2014-1, Cl A
0.587%, 07/20/19 (D)	579	576
GE Dealer Floorplan Master Note Trust, Ser 2015-1, Cl A
0.707%, 01/20/20 (D)	856	852
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A1
1.650%, 05/15/20	496	490
Navistar Financial Dealer Note Master Trust, Ser 2014-1, Cl A
1.172%, 10/25/19 (D)	768	766
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.752%, 07/22/19 (D)	500	494

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

December 31, 2015

Description		Face Amount ($ Thousands)	Market Value ($ Thousands)
Volvo Financial Equipment, Ser 2015-1A, Cl A3
1.510%, 06/17/19		$986	$986

			12,432

Total Asset-Backed Securities (Cost $49,561) ($ Thousands)			49,391

		Face Amount (Thousands)(1)

SOVEREIGN DEBT — 1.5%
Brazil Notas do Tesouro Nacional , Ser F
10.000%, 01/01/17	BRL	6,145	1,477
Japan Treasury Discount Bill
0.000%, 01/25/16		1,570,000	13,051
Mexico Government International Bond MTN
5.950%, 03/19/19		164	182
Qatar Government International Bond
4.500%, 01/20/22 (B)		355	389

Total Sovereign Debt (Cost $16,185)($ Thousands)			15,099

		Shares

PREFERRED STOCK — 0.0%

Financials — 0.0%
Allstate, 5.100% (D)		2,250	56

Total Preferred Stock (Cost $56) ($ Thousands)			56

Total Investments — 117.5% (Cost $1,210,966) ($ Thousands)@			$1,206,144

COMMON STOCK SOLD SHORT — (14.8)%

Consumer Discretionary — (7.3)%
1-800-Flowers.com, Cl A*		(48,500)	(353)
2U*		(24,100)	(674)
American Public Education*		(8,600)	(160)
America’s Car-Mart*		(22,400)	(598)
Apollo Education Group, Cl A*		(18,900)	(145)
Arctic Cat		(59,600)	(976)
Beazer Homes USA, Cl A*		(28,800)	(331)
bebe stores, Cl A		(109,200)	(62)
Boot Barn Holdings*		(42,500)	(522)
BorgWarner		(93,100)	(4,025)
Brinker International		(76,700)	(3,678)
Buffalo Wild Wings*		(14,600)	(2,331)
Cabela’s*		(19,700)	(921)
CarMax*		(900)	(49)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carmike Cinemas*	(6,700)	$(154)
Cherokee*	(7,100)	(122)
Christopher & Banks*	(99,500)	(164)
Del Frisco’s Restaurant Group*	(60,100)	(963)
Denny’s, Cl A*	(23,600)	(232)
Destination XL Group*	(19,700)	(109)
Dixie Group*	(20,408)	(107)
Domino’s Pizza	(2,300)	(256)
Dorman Products*	(38,700)	(1,837)
DSW, Cl A	(124,500)	(2,971)
EVINE Live*	(55,300)	(98)
Fiesta Restaurant Group*	(35,600)	(1,196)
Fox Factory Holding*	(24,800)	(410)
Fred’s, Cl A	(10,600)	(174)
FTD*	(8,800)	(230)
Gentherm *	(17,200)	(815)
Global Eagle Entertainment*	(10,300)	(102)
Grand Canyon Education*	(13,100)	(526)
Groupon, Cl A*	(355,800)	(1,092)
Harley-Davidson, Cl A	(139,600)	(6,336)
HSN, Cl A	(16,800)	(851)
Iconix Brand Group*	(142,500)	(973)
Interval Leisure Group	(3,100)	(48)
Kate Spade*	(184,800)	(3,284)
Kona Grill*	(36,800)	(584)
La Quinta Holdings*	(17,400)	(237)
Liberty Tax	(4,200)	(100)
Lions Gate Entertainment	(14,700)	(476)
Macy’s	(6,100)	(213)
Malibu Boats, Cl A*	(26,700)	(437)
Media General*	(109,300)	(1,765)
Men’s Wearhouse	(51,100)	(750)
Michael Kors Holdings*	(4,300)	(172)
Michaels*	(16,200)	(358)
Morgans Hotel Group*	(16,500)	(56)
MSG Networks*	(7,800)	(162)
NetFlix*	(33,100)	(3,786)
New Home*	(24,500)	(318)
New Media Investment Group	(32,200)	(627)
Sally Beauty Holdings*	(79,200)	(2,209)
Shiloh Industries*	(6,500)	(34)
Signet Jewelers	(3,100)	(383)
Sotheby’s	(32,700)	(842)
Spartan Motors	(18,900)	(59)
Starz - Liberty Capital*	(35,400)	(1,186)
Stoneridge *	(12,200)	(181)
Taylor Morrison Home, Cl A*	(28,400)	(454)
TEGNA	(69,600)	(1,776)
Tribune Publishing	(25,700)	(237)
TripAdvisor *	(58,200)	(4,962)
Tuesday Morning*	(131,900)	(857)
Under Armour, Cl A*	(75,500)	(6,086)

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
William Lyon Homes, Cl A*	(75,100)	$(1,239)
Winnebago Industries	(2,400)	(48)
Wolverine World Wide	(15,700)	(262)
Wynn Resorts	(89,100)	(6,165)
Zumiez*	(18,600)	(281)

		(75,177)

Financials — (1.2)%
CoBiz Financial	(4,400)	(59)
Cowen Group, Cl A*	(37,500)	(144)
Enova International*	(32,000)	(212)
Genworth Financial, Cl A*	(617,400)	(2,303)
M&T Bank	(8,595)	(1,042)
MBIA*	(314,800)	(2,040)
Navient	(116,800)	(1,337)
Nelnet, Cl A	(6,400)	(215)
Radian Group	(46,000)	(616)
Santander Consumer USA Holdings*	(121,100)	(1,919)
TFS Financial	(59,400)	(1,118)
Voya Financial	(35,500)	(1,310)

		(12,315)

Industrials — (1.5)%
Ameresco, Cl A*	(19,900)	(124)
ARC Document Solutions*	(14,100)	(62)
CAI International*	(8,000)	(81)
Clarcor	(12,400)	(616)
Donaldson, Cl A	(54,700)	(1,568)
Forward Air	(2,700)	(116)
Generac Holdings*	(6,600)	(196)
H&E Equipment Services	(78,100)	(1,365)
Kirby*	(17,000)	(895)
Knight Transportation	(66,600)	(1,614)
Kratos Defense & Security Solutions*	(49,600)	(203)
LMI Aerospace*	(7,700)	(78)
Primoris Services	(10,600)	(233)
Raven Industries	(39,700)	(619)
Republic Airways Holdings*	(270,900)	(1,065)
Spirit Airlines*	(86,500)	(3,447)
Swift Transportation, Cl A*	(113,400)	(1,567)
TriNet Group*	(26,500)	(513)
Wesco Aircraft Holdings*	(67,900)	(813)

		(15,175)

Information Technology — (2.8)%
Adtran	(19,900)	(343)
Apple	(14,100)	(1,484)
Applied Micro Circuits*	(182,800)	(1,164)
Atmel	(80,100)	(690)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avid Technology*	(45,600)	$(332)
Cavium*	(7,900)	(519)
Cognex	(47,600)	(1,607)
CommScope Holding*	(57,900)	(1,499)
Cray*	(33,700)	(1,093)
CUI Global*	(13,300)	(94)
Cypress Semiconductor	(83,900)	(823)
Daktronics	(15,800)	(138)
Electro Scientific Industries*	(24,800)	(129)
Exar*	(118,800)	(728)
FARO Technologies*	(42,500)	(1,255)
Finisar*	(105,700)	(1,537)
Immersion*	(39,700)	(463)
Kopin*	(32,300)	(88)
Lattice Semiconductor*	(169,200)	(1,095)
M/A-COM Technology Solutions*	(12,800)	(523)
Mattson Technology*	(13,900)	(49)
Nanometrics*	(8,300)	(126)
NeoPhotonics*	(8,800)	(96)
PDF Solutions*	(9,600)	(104)
Power Integrations	(34,200)	(1,663)
Qualcomm	(27,900)	(1,395)
Radisys*	(26,800)	(74)
Ruckus Wireless*	(79,700)	(854)
SanDisk	(28,000)	(2,128)
Semtech*	(123,100)	(2,329)
Silicon Graphics International*	(109,000)	(643)
Silicon Laboratories*	(12,200)	(592)
Sonus Networks*	(170,700)	(1,217)
SunEdison*	(78,300)	(398)
Ultratech*	(61,500)	(1,219)

		(28,491)

Materials — (2.0)%
Advanced Emissions Solutions*	(6,500)	(46)
Albemarle	(12,800)	(717)
American Vanguard, Cl B	(47,500)	(666)
Balchem	(9,800)	(596)
CF Industries Holdings	(9,000)	(367)
Compass Minerals International, Cl A	(7,100)	(534)
Deltic Timber	(4,400)	(259)
Eagle Materials	(72,900)	(4,405)
FMC	(19,300)	(755)
Freeport-McMoRan, Cl B	(539,500)	(3,652)
H.B. Fuller	(9,500)	(347)
Monsanto	(38,600)	(3,803)
Platform Specialty Products*	(98,800)	(1,268)
Rentech*	(23,700)	(83)
Royal Gold, Cl A	(38,100)	(1,390)
Stillwater Mining*	(32,500)	(279)

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WR Grace*	(13,200)	$(1,315)

		(20,482)

Total Common Stock Sold Short (Proceeds $171,606) ($ Thousands)		(151,640)

Total Investments Sold Short — (14.8)% (Proceeds $171,606) ($ Thousands)		$(151,640)

A list of the open futures contracts held by the Fund at December 31, 2015, is as follows:

Type of	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Canadian 10-Year Bond	48	Mar-2016	$98
E-MINI MSCI Future	(184)	Mar-2016	(271)
Euro-Bobl	(133)	Mar-2016	172
S&P 500 Index EMINI	(165)	Mar-2016	(211)
U.S. 10-Year Treasury Note	(265)	Mar-2016	75
U.S. 5-Year Treasury Note	(26)	Apr-2016	7
Brent Crude Penultimate**	319	Feb-2016	(2,923)
Brent Crude Penultimate**	107	Mar-2016	(121)
Coffee ‘C’**	158	Mar-2016	430
Copper**	126	Mar-2016	(408)
Corn**	1,437	Mar-2016	(1,087)
Corn**	(213)	May-2016	5
Cotton No. 2**	(319)	Mar-2016	(68)
Cotton No. 2**	173	May-2016	19
Crude Oil**	(95)	Apr-2016	(33)
Crude Oil**	330	Feb-2016	(594)
Crude Oil**	40	Nov-2017	7
Feeder Cattle**	(31)	Mar-2016	(197)
Gasoline RBOB**	153	Mar-2016	(8)
Gold**	216	Feb-2016	(489)
Heating Oil**	122	Mar-2016	(423)
Lean Hogs**	(10)	Apr-2016	(1)
Lean Hogs**	146	Feb-2016	73
Lean Hogs**	10	Oct-2016	1
Live Cattle**	48	Feb-2016	202
LME Nickel**	51	Mar-2016	72
LME Primary Aluminum**	171	Mar-2016	2
LME Zinc**	106	Mar-2016	153
Natural Gas**	997	Feb-2016	1,998
Natural Gas**	(180)	Mar-2016	(497)
Palladium**	108	Mar-2016	224
Platinum**	63	Apr-2016	109
Robusta Coffee 10-T**	(236)	Apr-2016	93
Silver**	146	Mar-2016	(633)

Type of	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Soybean**	94	Jul-2016	$(88)
Soybean**	205	Mar-2016	(166)
Soybean Meal**	78	Mar-2016	(93)
Soybean Oil**	655	Mar-2016	(392)
Sugar #11**	685	Feb-2016	1,572
Sugar #11**	592	Jul-2016	641
Sugar #11**	(606)	Sep-2016	(600)
Wheat**	366	Mar-2016	(479)

			$(3,829)

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the outstanding forward foreign currency contracts held by the Fund at December 31, 2015 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
1/8/16	SGD	10,838	USD	7,702	$64
1/8/16	USD	3,637	SGD	5,159	(1)
1/8/16-3/25/16	JPY	3,130,000	USD	25,679	(372)
1/14/16	USD	161	CAD	215	(7)
1/27/16	EUR	13,273	USD	14,207	(219)
1/27/16	USD	3,130	EUR	2,948	74
1/29/16	TWD	128,002	USD	3,913	33
1/4/17-5/3/21	BRL	6,452	USD	1,403	(51)
1/22/16	USD	1,272	INR	85,311	14
2/10/16	USD	6,449	JPY	786,001	92

					$(373)

A list of the counterparties for the outstanding foreign currency contracts held by the Fund at December 31, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	$(15,069)	$14,973	$(96)
Morgan Stanley	(53,030)	52,753	(277)

			$(373)

For the period ended December 31, 2015 the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

December 31, 2015

A list of open OTC swap agreements held by the Fund at December 31, 2015, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Bank of America	Societe Generale	SELL	3.00%	12/20/17	$(550)	$19
Citibank	Advanced Micro Devices Inc	BUY	5.00%	03/20/19	416	48
Citibank	Sprint Communications Inc	BUY	5.00%	06/20/19	692	123
Citibank	Sprint Communications Inc	BUY	5.00%	06/20/19	793	142
Credit Suisse	Kohl’S Corporation	SELL	1.00%	06/20/19	(129)	1
Credit Suisse	Kohl’S Corporation	SELL	1.00%	06/20/19	(52)	—
Credit Suisse	Kohl’S Corporation	SELL	1.00%	06/20/19	(53)	—
Credit Suisse	Kohl’S Corporation	SELL	1.00%	06/20/19	(76)	1
Deutsche Bank	Anadarko Petroleum Corporation	SELL	1.00%	09/20/17	(500)	3

						$337

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	2.83%	3 Month USD - LIBOR	04/12/42	$2,790	$(149)

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

December 31, 2015

A list of open centrally cleared swap agreements held by the Fund at December 31, 2015, are as follows:

Credit Default Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)(1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	2.40%	6-Month GBP - LIBOR	06/05/45	GBP	770	$(63)
Morgan Stanley	2.63%	3-Month USD - LIBOR	11/10/35		2,970	(41)
Morgan Stanley	USD 3 Month LIBOR	3.31%	05/06/34		1,510	185
Morgan Stanley	2.29%	3-Month USD - LIBOR	08/04/25		5,780	(105)
Morgan Stanley	6-Month AUD - BBR	3.38%	06/09/25	AUD	3,130	67
Morgan Stanley	2.49%	3-Month USD - LIBOR	06/09/25		1,710	(49)
Morgan Stanley	3-Month NZD - BKBM	4.07%	06/09/25	NZD	5,270	106
Morgan Stanley	3-Month USD - LIBOR	2.31%	05/18/25		2,820	(41)
Morgan Stanley	FLOATING	3-Month USD - LIBOR	04/21/25		2,760	33
Morgan Stanley	6-Month AUD - BBR	2.97%	03/11/25	AUD	4,780	(6)
Morgan Stanley	3-Month USD - LIBOR	2.69%	09/24/24		3,090	164
Morgan Stanley	3-Month USD - LIBOR	2.67%	07/18/24		2,060	115
Morgan Stanley	2.67%	3-Month USD - LIBOR	07/10/24		2,570	(146)
Morgan Stanley	2.63%	3-Month USD - LIBOR	07/02/24		4,100	(170)
Morgan Stanley	3-Month USD - LIBOR	2.63%	05/29/24		1,990	87
Morgan Stanley	2.63%	3-Month USD - LIBOR	05/23/24		3,980	(175)
Morgan Stanley	2.82%	3-Month USD - LIBOR	04/28/24		3,520	(214)
Morgan Stanley	2.89%	3-Month USD - LIBOR	02/14/24		2,310	(168)
Morgan Stanley	2.98%	3-Month USD - LIBOR	01/14/24		2,630	(215)
Morgan Stanley	2.24%	3-Month USD - LIBOR	06/25/21		2,100	(49)
Morgan Stanley	1.69%	3-Month USD - LIBOR	08/06/20		10,830	(71)
Morgan Stanley	6-Month GBP - LIBOR	1.65%	06/05/20	GBP	8,350	77
Morgan Stanley	3-Month USD - LIBOR	1.57%	04/01/20		10,270	(13)
Morgan Stanley	3-Month USD - LIBOR	1.75%	10/31/19		4,860	46
Morgan Stanley	3-Month USD - LIBOR	1.70%	07/02/19		1,900	12
Morgan Stanley	1.92%	3-Month AUD - BBR	10/30/17	AUD	21,790	82
Morgan Stanley	2.22%	3-Month AUD - BBR	06/09/17	AUD	28,860	(3)
Morgan Stanley	3.37%	3-Month NZD - BKBM	06/09/17	NZD	45,220	(258)
Morgan Stanley	1.05%	3-Month CAD - CDOR	06/05/17	CAD	22,950	(63)
Morgan Stanley	3-Month USD - LIBOR	0.81%	05/18/17		18,010	27
Morgan Stanley	2.14%	3-Month AUD - BBR	03/11/17	AUD	31,390	24
Morgan Stanley	0.97%	3-Month CAD - CDOR	03/10/17	CAD	23,700	(48)
Morgan Stanley	0.54%	3-Month USD - LIBOR	05/06/16		56,710	(6)

						$(879)

For the period ended December 31, 2015 , the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

December 31, 2015

Lists of the reverse repurchase agreements outstanding as of December 31, 2015 were as follows:

Principal Amount Value ($ Thousands)	Counterparty	Value ($ Thousands)
$(46,368)	Chase Securities, 0.33%	$(46,368)
(30,113)	Chase Securities, 0.46%	(30,112)
(28,736)	Chase Securities, 0.37%	(28,736)
(19,903)	Chase Securities, 0.37%	(19,902)
(14,235)	Chase Securities, 0.38%	(14,235)
(13,563)	Chase Securities, 0.40%	(13,563)
(13,057)	Chase Securities, 0.34%	(13,057)
(11,615)	Chase Securities, 0.40%	(11,615)
(10,749)	Morgan Stanley, 0.43%	(10,749)
(10,019)	Chase Securities, 0.18%	(10,019)
(9,480)	Chase Securities, 0.18%	(9,480)
(6,797)	Chase Securities, 0.18%	(6,797)
(5,009)	Chase Securities, 0.18%	(5,009)
(4,770)	Chase Securities, 0.18%	(4,770)
(4,755)	Chase Securities, 0.18%	(4,755)
(4,078)	Chase Securities, 0.18%	(4,078)
(2,929)	Chase Securities, 0.40%	(2,929)
(2,548)	Chase Securities, 0.18%	(2,548)

		$(238,722)

Percentages are based on a Net Assets of $1,026,852 ($ Thousands).

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

**	Future is held by Inflation Commodity Strategy Subsidiary, Ltd. As of December 31, 2015

‡	Real Estate Investment Trust.

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Security is in default on interest payment.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2015.

(E)	Security, or portion thereof, is held by Inflation Commodity Strategy Subsidiary, Ltd. as of December 31, 2015.

ADR — American Depositary Receipt

AUD — Australian Dollar

BBR — Australian Bank Bill Rate

BKBM — Bank Bill Reference Rate

BRL — Brazilian Real

CAD — Canadian Dollar

CDOR — Canadian Dollar Offered Rate

Cl — Class

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Fannie Mae

GBP — British Pound

INR — Indian Rupee

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NZD — New Zealand Dollar

OTC — Over The Counter

RBOB — Reformulated Blendstock for Oxygenate Blending

S&P — Standard & Poor’s

Ser — Series

SGD — Singapore Dollar

THB — Thailand Baht

TWD — Taiwanese Dollar

USD — United States Dollar

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $1,210,966 ($ Thousands), and the unrealized appreciation and depreciation were $22,803 ($ Thousands) and $(27,625) ($ Thousands) respectively.

The following is a list of the level of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$681,458	$—	$681,458
Common Stock	301,895	—	—	301,895
Corporate Obligations	—	95,434	—	95,434
Mortgage-Backed
Securities	—	62,811	—	62,811
Asset-Backed Securities	—	49,391	—	49,391
Sovereign Debt	—	15,099	—	15,099
Preferred Stock	—	56	—	56

Total Investments in Securities	$301,895	$902,249	$—	$1,206,144

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(151,640)	$—	$—	$(151,640)

Total Securities Sold Short	$(151,640)	$—	$—	$(151,640)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$5,953	$—	$—	$5,953
Unrealized Depreciation	(9,782)	—	—	(9,782)
Forwards Contracts*
Unrealized Appreciation	—	277	—	277
Unrealized Depreciation	—	(650)	—	(650)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	—	337	—	337
Interest Rate Swaps*
Unrealized Depreciation	—	(149)	—	(149)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	1,025	—	1,025
Unrealized Depreciation	—	(1,904)	—	(1,904)
Repurchase Agreements	—	(238,722)	—	(238,722)

Total Other Financial Instruments	$(3,829)	$(239,786)	$—	$(243,615)

*	Futures contracts, Forwards contracts and Swap contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Concluded)

December 31, 2015

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

As of December 31, 2015, the Multi-Asset Inflation Managed Fund is the seller (“providing protection”) on a total notional amount of $1.4 Million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

MULTI-ASSET INFLATION MANAGED FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$29,527	$—	$—	$—	$29,527
Maximum potential amount of future payments	1,408,462	—	—	—	1,408,462
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

MULTI-ASSET INFLATION MANAGED FUND
MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]
0 - 100	$—	$—	$908,462	$—	$—	$908,462
101 - 200	—	—	500,000	—	—	500,000
201 - 300	—	—	—	—	—	—
301 - 400	—	—	—	—	—	—
Greater than 400	—	—	—	—	—	—

Total	$—	$—	$1,408,462	$—	$—	$1,408,462

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

[1]	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund

December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	$257	$349
3.625%, 04/15/28	212	277
3.375%, 04/15/32	98	132
2.625%, 07/15/17	215	224
2.500%, 01/15/29	243	288
2.375%, 01/15/17	246	252
2.375%, 01/15/25	427	486
2.375%, 01/15/27	251	290
2.125%, 01/15/19	263	278
2.125%, 02/15/40	132	156
2.125%, 02/15/41	169	200
2.000%, 01/15/26	312	347
1.875%, 07/15/19	258	274
1.750%, 01/15/28	250	273
1.625%, 01/15/18	220	227
1.375%, 07/15/18	283	293
1.375%, 01/15/20	293	305
1.375%, 02/15/44	332	337
1.250%, 07/15/20	481	500
1.125%, 01/15/21	550	567
0.750%, 02/15/42	296	260
0.750%, 02/15/45	368	321
0.625%, 07/15/21	584	588
0.625%, 01/15/24	661	654
0.625%, 02/15/43	219	185
0.375%, 07/15/23	663	648
0.375%, 07/15/25	533	516
0.250%, 01/15/25	652	622
0.125%, 04/15/17	744	742
0.125%, 04/15/18	856	854
0.125%, 04/15/19	823	819
0.125%, 04/15/20	546	539
0.125%, 01/15/22	646	626
0.125%, 07/15/22	665	645
0.125%, 01/15/23	669	641
0.125%, 07/15/24	650	618

Total U.S. Treasury Obligations (Cost $15,409) ($ Thousands)		15,333

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
FHLMC
1.375%, 05/01/20	7,680	7,561
FNMA
5.000%, 05/11/17	6,000	6,323

Total U.S. Government Agency Obligations (Cost $13,950) ($ Thousands)		13,884

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
SOVEREIGN DEBT — 1.7%
Canadian Government Bond
3.500%, 12/01/45	CAD	11,580	$10,812

Total Sovereign Debt (Cost $11,814) ($ Thousands)			10,812

CORPORATE OBLIGATION — 1.5%

United Kingdom — 1.5%
Royal Bank of Scotland Group PLC
7.640%, 09/29/17 (A)		9,000	9,405

Total Corporate Obligation (Cost $9,411) ($ Thousands)			9,405

		Shares

PREFERRED STOCK — 0.8%

United States — 0.8%
Apartment Investment & Management‡		51,000	1,307
Hersha Hospitality Trust‡		49,075	1,222
Pebblebrook Hotel Trust‡		54,050	1,367
Sabra Health Care‡		43,875	1,108

Total Preferred Stock (Cost $4,950) ($ Thousands)			5,004

EXCHANGE TRADED FUND — 0.2%

United States — 0.2%
iShares Core MSCI Emerging Markets ETF JDR		37,260	1,468

Total Exchange Traded Fund (Cost $1,571) ($ Thousands)			1,468

FOREIGN COMMON STOCK — 0.1%

Brazil — 0.0%
Petroleo Brasileiro ADR, Cl A*		53,760	231

China — 0.1%
China Merchants Shekou Industrial Zone*		119,253	383
Konka Group, Cl B		278,338	139
Shanghai Jinjiang International Hotels Development		22,908	83

			605

Total Foreign Common Stock (Cost $776) ($ Thousands)			836

Total Investments — 8.9% (Cost $57,881) ($ Thousands)			$56,742

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund (Continued)

December 31, 2015

Description	Contracts	Market Value ($ Thousands)
PURCHASED OPTIONS*† — 0.1%
DJ Euro Stoxx 50 Index Put, Expires 01/15/16, Strike Price $1.05	1,227	$18
iShares MSCI Emerging Markets ETF Call, Expires 01/16/16, Strike Price $34.00	967	5
January 2016, USD Call, EUR Put, Expires 01/19/16, Strike Price $0.90	30,470	647

Total Purchased Options (Cost $318) ($ Thousands)		670

WRITTEN OPTIONS*† — (0.1)%

United States — (0.1)%
January 2016, USD Call, EUR Put, Expires 01/19/16, Strike Price $0.90	(15,240)	(324)
January 2016, USD Call, EUR Put, Expires 01/19/16, Strike Price $0.90	(7,615)	(162)

Total Written Options (Premiums Received $219) ($ Thousands)		$(486)

A list of the open futures contracts held by the Fund at December 31, 2015 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	231	Mar-2016	$279
MSCI EAFE Index E-MINI	160	Mar-2016	67
Nikkei 225 Index	21	Mar-2016	(104)
S&P 500 Index E-MINI	41	Mar-2016	(65)
S&P TSE 60 Index	13	Mar-2016	16
Topix Index	17	Mar-2016	31
U.S. 10-Year Treasury Note	329	Mar-2016	(153)
U.S. 5-Year Treasury Note	(595)	Apr-2016	171
U.S. Ultra Long Treasury Bond	121	Mar-2016	31

			$273

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2015 is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation/ (Depreciation) ($ Thousands)
03/18/16	USD	2,481	CAD	3,317	$(92)
03/18/16	USD	15,449	KRW	18,088,844	(73)
03/18/16	CAD	16,082	USD	11,893	312
03/18/16	USD	31,394	JPY	3,854,982	721
03/18/16	JPY	3,854,982	USD	31,324	(792)
03/18/16	KRW	18,088,844	USD	15,540	164

					$240

A list of the counterparties for the outstanding foreign currency contracts held by the Fund at December 31, 2015 is as follows:

Counterparty	Currency to Deliver ($Thousands)	Currency to Receive ($Thousands)	Unrealized Appreciation/ (Depreciation) ($ Thousands)
Bank of America	$(16,600)	$16,178	$(422)
BNP Paribas	(12,050)	12,318	268
Brown Brothers Harriman	(1,113)	1,090	(23)
Credit Suisse First Boston	(15,449)	15,376	(73)
Deutsche Bank	(16,073)	15,670	(403)
Royal Bank of Scotland	(15,719)	15,891	172
Standard Chartered	(31,394)	32,115	721

			$240

For the period ended December 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund (Continued)

December 31, 2015

A list of open OTC swap agreements held by the Fund at December 31, 2015 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($Thousands)
Citibank	Federative Republic Of Brazil	SELL	1.00%	12/20/20	$(537)	$(15)
Citibank	Republic Of Turkey	BUY	1.00%	12/20/20	1,050	13
JPMorgan Chase Bank	Federative Republic Of Brazil	SELL	1.00%	12/20/20	(514)	(14)
JPMorgan Chase Bank	Republic Of South Africa	BUY	1.00%	12/20/20	1,050	33

						$17

A list of open centrally cleared swap agreements held by the Fund at December 31, 2015 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($Thousands)	Net Unrealized Depreciation ($Thousands)
Morgan Stanley	CDX.NA.IG, SERIES 25, VERSION 1	SELL	1.00%	12/20/20	$(380)	$(2)
Morgan Stanley	CDX.NA.IG, SERIES 25, VERSION 1	SELL	1.00%	12/20/20	(1,220)	(9)
Morgan Stanley	CDX.NA.IG, SERIES 25, VERSION 1	SELL	1.00%	12/20/20	(1,820)	(9)

						$(20)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (1) (Thousands)	Net Unrealized Depreciation ($ Thousands)
Morgan Stanley	6-Month AUD – BBSW	3.05%	12/04/25	AUD	5,090	$(8)
Morgan Stanley	6-Month AUD – BBSW	2.96%	10/21/25	AUD	2,110	(12)
Morgan Stanley	6-Month AUD – BBSW	2.80%	10/06/25	AUD	2,960	(46)
Morgan Stanley	6-Month AUD – BBSW	2.92%	09/25/25	AUD	4,530	(35)
Morgan Stanley	1.45%	3-Month CAD – CDOR	05/27/20	CAD	60,000	(675)

						$(776)

For the period ended December 31, 2015, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $640,139 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

†	For the period ended December 31, 2015, the total amount of purchased and written options, as presented in the Schedule of Investments are representative of the volume of activity for these derivative types during the period.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2015.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CDOR — Canadian Dollar Offered Rate

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

JDR — Japanese Depositary Receipt

JPY — Japanese Yen

KRW — Korean Won

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

TSE — Toronto Stock Exchange

USD — U.S. Dollar

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $57,881 ($ Thousands), and the unrealized appreciation and depreciation were $452 ($ Thousands) and $(1,591) ($ Thousands), respectively.

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund (Concluded)

December 31, 2015

The following is a list of the levels of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$15,333	$—	$15,333
U.S. Government Agency Obligations	—	13,884	—	13,884
Sovereign Debt	—	10,812	—	10,812
Corporate Obligation	—	9,405	—	9,405
Preferred Stock	—	5,004	—	5,004
Exchange Traded Fund	1,468	—	—	1,468
Foreign Common Stock	836	—	—	836

Total Investments in Securities	$2,304	$54,438	$—	$56,742

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$670	$—	$—	$670
Written Options	(486)	—	—	(486)
Futures Contracts*
Unrealized Appreciation	595	—	—	595
Unrealized Depreciation	(322)	—	—	(322)
Forwards Contracts*
Unrealized Appreciation	—	1,197	—	1,197
Unrealized Depreciation	—	(957)	—	(957)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	—	46	—	46
Unrealized Depreciation	—	(29)	—	(29)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	—	(20)	—	(20)
Interest Rate Swaps*
Unrealized Depreciation	—	(776)	—	(776)

Total Other Financial Instruments	$457	$(539)	$—	$(82)

*	Futures contracts, Forwards and Swaps are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

As of December 31, 2015, the Multi-Asset Capital Stability Fund is the seller (“providing protection”) on a total notional amount of $4.5 Million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

MULTI-ASSET CAPITAL STABILITY FUND

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$—	$(173,594)	$—	$18,433	$(155,161)
Maximum potential amount of future payments	—	1,051,000	—	3,420,000	4,471,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	or purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

MULTI-ASSET INFLATION MANAGED FUND
MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]
0 - 100	$—	$—	$3,420,000	$—	$—	$3,420,000
101 - 200	—	—	—	—	—	—
201 - 300	—	—	—	—	—	—
301 - 400	—	—	—	—	—	—
Greater than 400	—	—	1,051,000	—	—	1,051,000

Total	$—	$—	$4,471,000	$—	$—	$4,471,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

[1]	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long/Short Alternative Fund

December 31, 2015

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 4.6%
iShares iBoxx USD High Yield Corporate Bond ETF	24,110	$1,942

Total Exchange Traded Fund (Cost $2,090) ($ Thousands)		1,942

CASH EQUIVALENT — 92.5%
Dreyfus Institutional Cash Advantage Fund, Cl Institutional
0.000%*‡	39,136,521	39,137

Total Cash Equivalent (Cost $39,137) ($ Thousands)		39,137

Total Investments — 97.1% (Cost $41,227) ($ Thousands)@		$41,079

A list of the open futures contracts held by the Fund at December 31, 2015, is as follows:

Type of	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
MSCI EAFE Index E-MINI	72	Mar-2016	$2
MSCI Emerging Markets E-MINI Index	(231)	Mar-2016	(4)
NASDAQ 100 E-MINI	63	Mar-2016	(28)
S&P Mid 400 Index E-MINI	70	Mar-2016	(31)
U.S. Dollar Index	59	Mar-2016	10
U.S. Long Treasury Bond	(51)	Mar-2016	8

			$(43)

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $42,317 ($ Thousands).

*	Rate shown is the 7-day effective yield as of December 31, 2015.

‡	The Fund’s investment in the Dreyfus Institutional Cash Advantage Fund represents greater than 50% of the Fund’s total investments. The Dreyfus Institutional Cash Advantage Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the Dreyfus Institutional Cash Advantage Fund, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers and Automated Quotations

S&P — Standard & Poor’s

@	At December 31, 2015, the tax basis cost of the Fund’s investments was $41,227 ($ Thousands), and the unrealized appreciation and depreciation were $– ($ Thousands) and $(148) ($ Thousands), respectively.

The following is a list of the levels of inputs used as of December 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,942	$—	$—	$1,942
Cash Equivalent	39,137	—	—	39,137

Total Investments in Securities	$41,079	$—	$—	$41,079

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$20	$—	$—	$20
Unrealized Depreciation	(63)	—	—	(63)

Total Other Financial Instruments	$(43)	$—	$—	$(43)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2015

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) of 240.15d-15(b)) as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: February 29, 2016

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO

Date: February 29, 2016